UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Mutual Funds (51.3%)	Value
Equity Mutual Funds (49.2%)
11,257,943	Thrivent Partner Worldwide Allocation Portfolio	$106,959,466
3,574,409	Thrivent Partner Small Cap Growth Portfolio	64,625,307
689,344	Thrivent Partner Small Cap Value Portfolio	17,654,175
1,714,586	Thrivent Small Cap Stock Portfolio	27,432,000
1,466,458	Thrivent Partner Mid Cap Value Portfolio	25,100,331
2,511,818	Thrivent Mid Cap Stock Portfolio	40,219,739
2,773,409	Thrivent Large Cap Value Portfolio	40,105,996
3,128,201	Thrivent Large Cap Stock Portfolio	33,766,741

	Total	355,863,755

Fixed Income Mutual Funds (2.1%)
1,797,542	Thrivent High Yield Portfolio	8,957,870
578,954	Thrivent Income Portfolio	5,958,366

	Total	14,916,236

	Total Mutual Funds (cost $341,269,497)	370,779,991

Shares	Common Stock (40.0%)	Value
Consumer Discretionary (6.2%)
7,142	Abercrombie & Fitch Company	252,613
9,656	Amazon.com, Inc.[a,b]	3,018,852
4,250	AutoZone, Inc.[a]	1,796,602
5,230	CBS Corporation	288,487
3,500	Charter Communications, Inc.[a]	471,660
26,020	Cheesecake Factory, Inc.	1,143,579
103,898	Comcast Corporation[b]	4,690,995
977	CST Brands, Inc.	29,115
10,400	Dana Holding Corporation	237,536
2,950	Darden Restaurants, Inc.	136,555
15,429	Delphi Automotive plc	901,362
2,000	Dillard’s, Inc.	156,600
10,899	Discovery Communications, Inc.[a]	920,094
8,100	DISH Network Corporation	364,581
17,368	Dollar Tree, Inc.[a]	992,755
4,245	Finish Line, Inc.	105,573
16,495	Foot Locker, Inc.	559,840
6,000	Gannett Company, Inc.	160,740
19,920	GNC Holdings, Inc.	1,088,230
2,470	Harley-Davidson, Inc.	158,673
2,514	Hasbro, Inc.	118,510
29,300	Home Depot, Inc.[b]	2,222,405
7,250	HomeAway, Inc.[a]	203,000
30,550	Ignite Restaurant Group, Inc.[a]	474,136
7,019	L Brands, Inc.	428,861
46,360	Las Vegas Sands Corporation	3,079,231
7,396	LifeLock, Inc.[a]	109,683
25,420	Lowe’s Companies, Inc.	1,210,246
4,063	M/I Homes, Inc.[a]	83,779
8,900	Macy’s, Inc.	385,103
19,450	Marriott International, Inc.	818,067
3,500	Marriott Vacations Worldwide Corporation[a]	154,000
31,330	MDC Partners, Inc.	876,613
27,050	Meredith Corporation	1,288,121
3,700	Michael Kors Holdings, Ltd.[a]	275,724
1,400	Netflix, Inc.[a]	432,894

Shares	Common Stock (40.0%)	Value
Consumer Discretionary (6.2%) - continued
18,360	News Corporation	$613,224
25,580	Nexstar Broadcasting Group, Inc.	1,138,438
37,750	NIKE, Inc.	2,742,160
5,500	Omnicom Group, Inc.	348,920
2,818	O’Reilly Automotive, Inc.[a]	359,549
14,670	Papa John’s International, Inc.	1,025,140
5,100	Penn National Gaming, Inc.[a]	282,336
4,142	PetSmart, Inc.	315,869
27,298	Pier 1 Imports, Inc.	532,857
400	Priceline.com, Inc.[a]	404,380
4,900	Regal Entertainment Group	93,002
4,450	Ross Stores, Inc.	323,960
3,400	Scripps Networks Interactive	265,574
19,500	Smith & Wesson Holding Corporation[a]	214,305
6,300	Staples, Inc.	92,295
7,100	Starwood Hotels & Resorts Worldwide, Inc.	471,795
2,200	Sturm, Ruger & Company, Inc.	137,786
1,700	Target Corporation	108,766
6,100	Tempur-Pedic International, Inc.[a]	268,156
5,280	Time Warner Cable, Inc.	589,248
2,900	TJX Companies, Inc.	163,531
23,150	Toll Brothers, Inc.[a]	750,754
11,046	Tractor Supply Company	741,960
28,429	Tuesday Morning Corporation[a]	434,111
46,350	Twenty-First Century Fox, Inc.	1,552,725
2,700	Under Armour, Inc.[a]	214,515
2,300	Urban Outfitters, Inc.[a]	84,571
3,000	Valassis Communications, Inc.	86,640
626	VF Corporation	124,605
8,800	Wyndham Worldwide Corporation	536,536
2,050	Wynn Resorts, Ltd.	323,920

	Total	44,976,443

Consumer Staples (2.4%)
17,300	Altria Group, Inc.	594,255
1,530	Andersons, Inc.	106,947
12,800	Anheuser-Busch InBev NV ADR	1,269,760
18,783	Annie’s, Inc.[a]	922,245
15,100	Archer-Daniels-Midland Company	556,284
3,600	Beam, Inc.	232,740
16,117	British American Tobacco plc ADR	1,694,703
1,800	Brown-Forman Corporation	122,634
6,900	Bunge, Ltd.	523,779
8,200	Campbell Soup Company	333,822
9,500	Colgate-Palmolive Company	563,350
23,200	CVS Caremark Corporation	1,316,600
541	Energizer Holdings, Inc.	49,312
5,850	Hain Celestial Group, Inc.[a]	451,152
800	Herbalife, Ltd.	55,816
20,883	Ingredion, Inc.	1,381,828
3,300	Kimberly-Clark Corporation	310,926
4,923	Kraft Foods Group, Inc.	258,162
14,600	Kroger Company	588,964
14,470	Mondelez International, Inc.	454,647
7,050	Monster Beverage Corporation[a]	368,362
22,800	Nestle SA	1,589,938
3,691	Philip Morris International, Inc.	319,604
18,291	Procter & Gamble Company	1,382,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (40.0%)	Value
Consumer Staples (2.4%) - continued
4,100	Safeway, Inc.	$131,159
5,100	Wal-Mart Stores, Inc.	377,196
38,000	WhiteWave Foods Company[a]	758,860
11,464	Whole Foods Market, Inc.	670,644

	Total	17,386,306

Energy (4.6%)
70,350	Alpha Natural Resources, Inc.[a]	419,286
1,300	Atwood Oceanics, Inc.[a]	71,552
1,035	Cabot Oil & Gas Corporation	38,626
6,450	Cameron International Corporation[a]	376,486
11,220	Chevron Corporation	1,363,230
500	Cimarex Energy Company	48,200
20,900	Cobalt International Energy, Inc.[a]	519,574
9,858	Concho Resources, Inc.[a]	1,072,649
50,600	Consol Energy, Inc.	1,702,690
3,700	Denbury Resources, Inc.[a]	68,117
6,900	Dril-Quip, Inc.[a]	791,775
1,250	Energy XXI, Ltd.	37,750
900	Ensco plc	48,375
13,683	EOG Resources, Inc.	2,316,258
15,200	EQT Corporation	1,348,544
17,700	Exxon Mobil Corporation	1,522,908
100	Frank’s International NVa	2,993
1,850	Helix Energy Solutions Group, Inc.[a]	46,934
900	Helmerich & Payne, Inc.	62,055
1,450	HollyFrontier Corporation	61,060
108,818	Marathon Oil Corporation	3,795,572
700	Marathon Petroleum Corporation	45,024
21,400	Nabors Industries, Ltd.	343,684
11,875	National Oilwell Varco, Inc.	927,556
1,650	Newfield Exploration Company[a]	45,161
1,500	Noble Corporation	56,655
1,000	Noble Energy, Inc.	67,010
27,870	Oasis Petroleum, Inc.[a]	1,369,253
4,800	Occidental Petroleum Corporation	448,992
790	Oceaneering International, Inc.	64,180
750	Oil States International, Inc.[a]	77,595
26,679	Peabody Energy Corporation	460,213
16,800	Petroleo Brasileiro SA ADR	260,232
425	Pioneer Natural Resources Company	80,240
3,800	Range Resources Corporation	288,382
47,750	Rex Energy Corporation[a]	1,064,825
19,400	Rosetta Resources, Inc.[a]	1,056,524
1,400	Rowan Companies plc[a]	51,408
43,470	Schlumberger, Ltd.	3,841,009
13,130	SM Energy Company	1,013,505
16,200	Southwestern Energy Company[a]	589,356
2,600	Superior Energy Services, Inc.[a]	65,104
22,600	Total SA ADR	1,308,992
8,800	Valero Energy Corporation	300,520
245,368	Weatherford International, Ltd.[a]	3,761,491
3,750	Whiting Petroleum Corporation[a]	224,438

	Total	33,525,983

Financials (6.8%)
9,530	ACE, Ltd.	891,627
14,552	Affiliated Managers Group, Inc.[a]	2,657,777
3,900	Allied World Assurance Company Holdings AG	387,621

Shares	Common Stock (40.0%)	Value
Financials (6.8%) - continued
6,590	Allstate Corporation	$333,124
9,500	American Assets Trust, Inc.	289,845
13,800	American International Group, Inc.	671,094
5,900	Ameriprise Financial, Inc.	537,372
7,000	Aspen Insurance Holdings, Ltd.	254,030
6,200	Axis Capital Holdings, Ltd.	268,522
77,520	Bank of America Corporation	1,069,776
3,400	Banner Corporation	129,744
3,005	Boston Properties, Inc.	321,235
5,700	Camden Property Trust	350,208
51,671	Citigroup, Inc.	2,506,560
2,372	CNA Financial Corporation	90,563
27,060	CNO Financial Group, Inc.	389,664
4,400	Comerica, Inc.	172,964
39,900	DCT Industrial Trust, Inc.	286,881
6,900	DDR Corporation	108,399
11,082	Discover Financial Services	560,084
5,589	Equity Residential	299,403
5,800	Extra Space Storage, Inc.	265,350
29,100	Fifth Third Bancorp	524,964
23,900	First Horizon National Corporation	262,661
6,700	First Industrial Realty Trust, Inc.	109,009
19,300	First Republic Bank	899,959
6,800	Franklin Street Properties Corporation	86,632
7,000	Fulton Financial Corporation	81,760
34,040	Hanmi Financial Corporation	564,043
14,327	HCC Insurance Holdings, Inc.	627,809
3,254	Health Care REIT, Inc.	202,985
3,700	Home Loan Servicing Solutions, Ltd.	81,437
22,648	Host Hotels & Resorts, Inc.	400,190
52,500	Huntington Bancshares, Inc.	433,650
16,730	Invesco, Ltd.	533,687
22,180	iShares Russell 2000 Index Fund	2,364,832
900	iShares Russell 3000 Index Fund	91,026
49,323	J.P. Morgan Chase & Company	2,549,506
9,279	Kimco Realty Corporation	187,250
8,931	Lazard, Ltd.	321,695
2,700	M&T Bank Corporation	302,184
5,800	Macerich Company	327,352
3,000	MasterCard, Inc.	2,018,340
20,830	MetLife, Inc.	977,968
4,000	Montpelier Re Holdings, Inc.	104,200
22,790	Morgan Stanley	614,190
2,000	MSCI, Inc.[a]	80,520
12,100	NASDAQ OMX Group, Inc.	388,289
6,400	Northern Trust Corporation	348,096
15,640	Parkway Properties, Inc.	277,923
11,100	Pebblebrook Hotel Trust	318,681
13,900	Piedmont Office Realty Trust, Inc.	241,304
26,401	Popular, Inc.[a]	692,498
2,100	Portfolio Recovery Associates, Inc.[a]	125,874
3,400	Progressive Corporation	92,582
5,000	Prologis, Inc.	188,100
6,900	Protective Life Corporation	293,595
7,600	Prudential Financial, Inc.	592,648
1,153	Public Storage, Inc.	185,114
3,300	RLJ Lodging Trust	77,517
3,310	Simon Property Group, Inc.	490,641
22,100	SLM Corporation	550,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (40.0%)	Value
Financials (6.8%) - continued
11,824	SPDR EURO STOXX 50 ETF	$453,805
4,900	SPDR Gold Trust[a]	628,033
21,200	SPDR S&P 500 ETF Trust	3,563,720
4,340	SPDR S&P Biotech ETF	560,554
7,580	State Street Corporation	498,385
3,636	Stewart Information Services Corporation	116,316
4,400	SunTrust Banks, Inc.	142,648
22,490	SVB Financial Group[a]	1,942,461
4,950	T. Rowe Price Group, Inc.	356,054
3,600	Tanger Factory Outlet Centers, Inc.	117,540
3,325	Taubman Centers, Inc.	223,806
10,200	TCF Financial Corporation	145,656
24,490	Terreno Realty Corporation	434,942
12,470	Texas Capital Bancshares, Inc.[a]	573,246
13,600	Visa, Inc.	2,598,960
2,797	Vornado Realty Trust	235,116
11,586	W.R. Berkley Corporation	496,576
60,462	Wells Fargo & Company[b]	2,498,290
45,815	Zions Bancorporation	1,256,247

	Total	49,295,199

Health Care (4.5%)
2,600	Abbott Laboratories	86,294
6,100	Acorda Therapeutics, Inc.[a]	209,108
2,429	Actavis, Inc.[a]	349,776
33,200	Akorn, Inc.[a]	653,376
24,400	Align Technology, Inc.[a]	1,174,128
24,600	Allscripts Healthcare Solutions, Inc.[a]	365,802
7,692	AmerisourceBergen Corporation	469,981
5,300	Amgen, Inc.	593,282
2,663	AVANIR Pharmaceuticals, Inc.[a]	11,291
9,310	Baxter International, Inc.	611,574
1,300	Biogen Idec, Inc.[a]	312,988
7,600	BioMarin Pharmaceutical, Inc.[a]	548,872
43,400	BioScrip, Inc.[a]	381,052
2,358	C.R. Bard, Inc.	271,642
4,086	Catamaran Corporation[a]	187,752
3,900	Centene Corporation[a]	249,444
3,700	Cerner Corporation[a]	194,435
1,600	Charles River Laboratories International, Inc.[a]	74,016
3,980	CIGNA Corporation	305,903
8,400	Community Health Systems, Inc.	348,600
42,310	Covidien plc	2,578,371
5,400	Eli Lilly and Company	271,782
3,200	Emeritus Corporation[a]	59,296
33,596	ExamWorks Group, Inc.[a]	873,160
52,800	Express Scripts Holding Company[a]	3,261,984
80,300	Gilead Sciences, Inc.[a]	5,046,052
7,700	Hologic, Inc.[a]	159,005
5,100	Illumina, Inc.[a]	412,233
2,700	Medicines Company[a]	90,504
1,000	Medidata Solutions, Inc.[a]	98,930
28,880	Merck & Company, Inc.	1,374,977
2,504	Mettler-Toledo International, Inc.[a]	601,185
15,600	Neurocrine Biosciences, Inc.[a]	176,592
30,021	NuVasive, Inc.[a]	735,214
1,783	Onyx Pharmaceuticals, Inc.[a]	222,287

Shares	Common Stock (40.0%)	Value
Health Care (4.5%) - continued
3,700	PAREXEL International Corporation[a]	$185,851
25,686	PDL BioPharma, Inc.	204,717
4,850	Perrigo Company	598,393
1,900	Pfizer, Inc.	54,549
13,800	ResMed, Inc.	728,916
17,680	Sanofi ADR	895,138
7,200	Seattle Genetics, Inc.[a]	315,576
25,700	Shire Pharmaceuticals Group plc ADR	3,081,173
6,976	Spectrum Pharmaceuticals, Inc.	58,529
22,000	Thoratec Corporation[a]	820,380
2,200	United Therapeutics Corporation[a]	173,470
15,263	UnitedHealth Group, Inc.	1,092,984
2,200	Waters Corporation[a]	233,662
10,358	Zimmer Holdings, Inc.	850,806

	Total	32,655,032

Industrials (5.2%)
13,970	Actuant Corporation	542,595
15,600	Acuity Brands, Inc.	1,435,512
5,200	ADT Corporation[a]	211,432
4,500	AGCO Corporation	271,890
15,590	AMETEK, Inc.	717,452
13,950	Apogee Enterprises, Inc.	414,036
6,596	B/E Aerospace, Inc.[a]	486,917
3,100	Babcock & Wilcox Company	104,532
21,700	Boeing Company	2,549,750
5,957	Briggs & Stratton Corporation	119,855
12,052	CLARCOR, Inc.	669,248
32,055	CSX Corporation	825,096
4,800	Deluxe Corporation	199,968
28,200	DigitalGlobe, Inc.[a]	891,684
33,424	EMCOR Group, Inc.	1,307,881
2,000	EnerSys, Inc.	121,260
10,300	Expeditors International of Washington, Inc.	453,818
9,581	Flowserve Corporation	597,759
9,100	Fluor Corporation	645,736
9,500	Fortune Brands Home and Security, Inc.	395,485
11,900	Foster Wheeler AGa	313,446
26,950	GATX Corporation	1,280,664
7,100	General Electric Company	169,619
5,200	Graco, Inc.	385,112
33,800	HNI Corporation	1,222,884
36,265	Honeywell International, Inc.	3,011,446
1,800	Huntington Ingalls Industries, Inc.	121,320
15,300	Ingersoll-Rand plc	993,582
45,420	Jacobs Engineering Group, Inc.[a]	2,642,536
9,530	JB Hunt Transport Services, Inc.	695,023
4,868	Kansas City Southern	532,364
9,200	KBR, Inc.	300,288
18,300	Landstar System, Inc.	1,024,434
1,900	Lockheed Martin Corporation	242,345
11,967	Manitowoc Company, Inc.	234,314
27,500	Manpower, Inc.	2,000,350
2,600	Matson, Inc.	68,198
5,400	MRC Global, Inc.[a]	144,720
1,800	On Assignment, Inc.[a]	59,400
19,425	Oshkosh Corporation[a]	951,436
3,128	Parker Hannifin Corporation	340,076
11,512	Pentair, Ltd.	747,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (40.0%)	Value
Industrials (5.2%) - continued
17,150	Quanta Services, Inc.[a]	$471,796
1,400	Regal-Beloit Corporation	95,102
10,200	Republic Airways Holdings, Inc.[a]	121,380
9,500	Robert Half International, Inc.	370,785
4,782	Roper Industries, Inc.	635,384
24,100	Southwest Airlines Company	350,896
2,900	Spirit Airlines, Inc.[a]	99,383
5,931	Stericycle, Inc.[a]	684,437
9,740	Tennant Company	603,880
18,800	Union Pacific Corporation	2,920,392
8,400	United Rentals, Inc.[a]	489,636
2,298	United Stationers, Inc.	99,963
7,800	Wabash National Corporation[a]	90,948
6,510	Woodward, Inc.	265,803

	Total	37,742,837

Information Technology (8.1%)
30,000	Activision Blizzard, Inc.	500,100
12,507	Agilent Technologies, Inc.	640,984
4,600	Alliance Data Systems Corporation[a]	972,762
3,300	Amphenol Corporation	255,354
8,135	ANSYS, Inc.[a]	703,840
12,902	Apple, Inc.[b]	6,151,029
29,584	Applied Materials, Inc.	518,903
2,400	Arrow Electronics, Inc.[a]	116,472
1,500	Aspen Technology, Inc.[a]	51,825
164,400	Atmel Corporation[a]	1,223,136
20,107	Autodesk, Inc.[a]	827,805
5,900	Avnet, Inc.	246,089
56,000	Brocade Communications Systems, Inc.[a]	450,800
13,300	Ciena Corporation[a]	332,234
53,950	Cisco Systems, Inc.	1,263,509
39,600	Citrix Systems, Inc.[a]	2,796,156
900	CommVault Systems, Inc.[a]	79,047
10,500	Computer Sciences Corporation	543,270
19,938	CoreLogic, Inc.[a]	539,323
2,475	DST Systems, Inc.	186,640
22,711	E2open, Inc.[a]	508,726
5,374	eBay, Inc.[a]	299,815
65,800	EMC Corporation	1,681,848
6,155	Euronet Worldwide, Inc.[a]	244,969
6,542	F5 Networks, Inc.[a]	561,042
82,100	Facebook, Inc.[a]	4,124,704
2,400	FLIR Systems, Inc.	75,360
4,400	Gartner, Inc.[a]	264,000
6,773	Google, Inc.[a,b]	5,932,538
11,900	Guidewire Software, Inc.[a]	560,609
24,600	Hewlett-Packard Company	516,108
28,300	Informatica Corporation[a]	1,102,851
3,800	InterDigital, Inc.	141,854
1,900	International Business Machines Corporation	351,842
1,219	Itron, Inc.[a]	52,210
2,200	j2 Global, Inc.	108,944
26,260	Juniper Networks, Inc.[a]	521,524
9,891	Lam Research Corporation[a]	506,320
825	Leidos Holdings, Inc.	37,554
2,365	Lexmark International, Inc.	78,045
950	LinkedIn Corporation[a]	233,757
1,953	Mercadolibre, Inc.	263,479
11,012	Microchip Technology, Inc.	443,674
13,970	Microsoft Corporation	465,341

Shares	Common Stock (40.0%)	Value
Information Technology (8.1%) - continued
57,882	NetApp, Inc.	$2,466,931
3,875	Nice Systems, Ltd. ADR	160,309
17,743	Nuance Communications, Inc.[a]	331,705
84,918	NVIDIA Corporation	1,321,324
16,600	NXP Semiconductors NVa	617,686
5,600	OmniVision Technologies, Inc.[a]	85,736
22,222	Plantronics, Inc.	1,023,323
44,020	QUALCOMM, Inc.[b]	2,965,187
2,900	Rovi Corporation[a]	55,593
3,000	Sanmina Corporation[a]	52,470
471	Science Applications International Corporation[a]	15,896
9,200	SunPower Corporation[a]	240,672
38,280	Symantec Corporation	947,430
9,200	Synopsys, Inc.[a]	346,840
74,764	Teradyne, Inc.[a]	1,235,101
32,430	Texas Instruments, Inc.	1,305,956
7,200	Trimble Navigation, Ltd.[a]	213,912
27,906	TriQuint Semiconductor, Inc.[a]	226,876
11,800	Ubiquiti Networks, Inc.	396,362
2,513	Unisys Corporation[a]	63,303
4,700	ValueClick, Inc.[a]	97,995
9,323	VeriFone Systems, Inc.[a]	213,124
23,510	Virtusa Corporation[a]	683,201
89,400	Vishay Intertechnology, Inc.[a]	1,152,366
33,200	VMware, Inc.[a]	2,685,880
26	Workday, Inc.[a]	2,104
41,700	Xerox Corporation	429,093
19,013	Xilinx, Inc.	890,949
12,900	Yahoo!, Inc.[a]	427,764

	Total	58,131,480

Materials (1.3%)
4,850	Airgas, Inc.	514,342
3,200	Albemarle Corporation	201,408
17,408	Celanese Corporation	918,968
1,500	CF Industries Holdings, Inc.	316,245
7,000	Cliffs Natural Resources, Inc.	143,500
8,490	Dow Chemical Company	326,016
10,800	Eagle Materials, Inc.	783,540
4,832	FMC Corporation	346,551
26,860	H.B. Fuller Company	1,213,803
1,438	Innophos Holdings, Inc.	75,898
24,740	Materials Select Sector SPDR Fund	1,039,080
6,300	Mosaic Company	271,026
5,474	Newmont Mining Corporation	153,819
6,230	Nucor Corporation	305,395
9,300	Owens-Illinois, Inc.[a]	279,186
4,500	Schweitzer-Mauduit International, Inc.	272,385
6,354	Silgan Holdings, Inc.	298,638
6,053	Silver Wheaton Corporation	149,933
14,545	Southern Copper Corporation	396,206
22,370	Steel Dynamics, Inc.	373,803
32,100	Teck Resources, Ltd.	861,564
2,200	U.S. Silica Holdings, Inc.	54,780
6,400	Walter Energy, Inc.	89,792

	Total	9,385,878

Telecommunications Services (0.2%)
21,700	AT&T, Inc.	733,894
2,176	SBA Communications Corporation[a]	175,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (40.0%)	Value
Telecommunications Services (0.2%) - continued
8,075	TW Telecom, Inc.[a]	$241,160
10,358	Verizon Communications, Inc.	483,304

	Total	1,633,439

Utilities (0.7%)
3,300	Calpine Corporation[a]	64,119
12,300	CMS Energy Corporation	323,736
19,590	NiSource, Inc.	605,135
16,390	NorthWestern Corporation	736,239
18,390	PG&E Corporation	752,519
31,330	PNM Resources, Inc.	708,998
8,300	Public Service Enterprise Group, Inc.	273,319
7,900	Southern Company	325,322
16,148	Southwest Gas Corporation	807,400
12,800	Wisconsin Energy Corporation	516,864

	Total	5,113,651

	Total Common Stock (cost $237,585,769)	289,846,248

Principal Amount	Long-Term Fixed Income (1.7%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	463,796

	Total	463,796

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
43,041	0.629%, 12/25/2035[c]	22,274
	Residential Asset Securitization Trust
53,543	0.559%, 8/25/2037[c]	16,531
	Sequoia Mortgage Trust
43,873	2.642%, 9/20/2046	3,609
192,261	2.642%, 9/20/2046	159,795
	WaMu Mortgage Pass Through Certificates
78,172	2.382%, 9/25/2036	66,556
114,827	2.684%, 10/25/2036	97,482

	Total	366,247

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	267,085
	Government National Mortgage Association
58,118	2.164%, 3/16/2033	58,471
30,388	3.214%, 1/16/2040	30,939

	Total	356,495

Financials (0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[d]	211,215

Principal Amount	Long-Term Fixed Income (1.7%)	Value
Financials (0.1%) - continued
	Canadian Imperial Bank of Commerce
$205,000	2.600%, 7/2/2015[d]	$212,462

	Total	423,677

Mortgage-Backed Securities (0.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 10/1/2028[e]	258,399
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	3.500%, 10/1/2043[e]	406,000
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
488,000	2.500%, 10/1/2028[e]	490,745
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
200,000	3.000%, 10/1/2043[e]	195,375
775,000	3.500%, 10/1/2043[e]	788,926
775,000	4.000%, 10/1/2043[e]	812,902
183,000	4.500%, 11/1/2043[e]	194,895

	Total	3,147,242

U.S. Government and Agencies (1.0%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2014[d]	84,913
	Federal National Mortgage Association
860,000	1.375%, 11/15/2016	874,326
665,000	0.875%, 5/21/2018	646,077
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	179,853
	U.S. Treasury Bonds
3,140,000	3.000%, 5/15/2042	2,751,425
	U.S. Treasury Notes
250,000	1.625%, 8/15/2022	232,891
1,500,000	1.750%, 5/15/2023	1,389,962
	U.S. Treasury Notes, TIPS
1,313,675	0.125%, 4/15/2018	1,353,291

	Total	7,512,738

	Total Long-Term Fixed Income (cost $12,732,529)	12,270,195

Shares or Principal Amount	Short-Term Investments (6.7%)	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.055%, 10/9/2013[f]	4,999,939
12,000,000	0.055%, 10/23/2013[f]	11,999,597
3,000,000	0.005%, 10/25/2013[f]	2,999,990
2,000,000	0.040%, 11/6/2013[b,f]	1,999,920
2,800,000	0.093%, 11/22/2013[b,f]	2,799,624
100,000	0.105%, 12/4/2013[b,f]	99,981
2,000,000	0.030%, 12/13/2013[f]	1,999,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.7%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
2,500,000	0.095%, 12/2/2013[b,f]	$2,499,591
	Federal National Mortgage Association Discount Notes
1,100,000	0.095%, 12/4/2013[b,f]	1,099,813
15,000,000	0.020%, 1/7/2014[f]	14,999,183
	Straight-A Funding, LLC
3,000,000	0.070%, 10/7/2013[f]	2,999,965

	Total Short-Term Investments (at amortized cost)	48,497,482

	Total Investments (cost $640,085,277) 99.7%	$721,393,916

	Other Assets and Liabilities, Net 0.3%	2,245,591

	Total Net Assets 100.0%	$723,639,507

a	Non-income producing security.
b	At September 30, 2013, $18,934,835 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $508,590 or 0.1% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$101,572,955
Gross unrealized depreciation	(20,264,316)

Net unrealized appreciation (depreciation)	$81,308,639

Cost for federal income tax purposes	$640,085,277

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	355,863,755	355,863,755	–	–
Fixed Income Mutual Funds	14,916,236	14,916,236	–	–
Common Stock
Consumer Discretionary	44,976,443	44,976,443	–	–
Consumer Staples	17,386,306	15,796,368	1,589,938	–
Energy	33,525,983	33,525,983	–	–
Financials	49,295,199	49,295,199	–	–
Health Care	32,655,032	32,655,032	–	–
Industrials	37,742,837	37,742,837	–	–
Information Technology	58,131,480	58,131,480	–	–
Materials	9,385,878	9,385,878	–	–
Telecommunications Services	1,633,439	1,633,439	–	–
Utilities	5,113,651	5,113,651	–	–
Long-Term Fixed Income
Asset-Backed Securities	463,796	–	463,796	–
Collateralized Mortgage Obligations	366,247	–	366,247	–
Commercial Mortgage-Backed
Securities	356,495	–	356,495	–
Financials	423,677	–	423,677	–
Mortgage-Backed Securities	3,147,242	–	3,147,242	–
U.S. Government and Agencies	7,512,738	–	7,512,738	–
Short-Term Investments	48,497,482	–	48,497,482	–

Total	$721,393,916	$659,036,301	$62,357,615	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	737,003	226,123	510,880	–

Total Asset Derivatives	$737,003	$226,123	$510,880	$–

Liability Derivatives
Futures Contracts	3,380,535	3,380,535	–	–

Total Liability Derivatives	$3,380,535	$3,380,535	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	December 2013	($3,295,267)	($3,303,985)	($8,718)
5-Yr. U.S. Treasury Bond Futures	(80)	December 2013	(9,565,381)	(9,683,750)	(118,369)
10-Yr. U.S. Treasury Bond Futures	(35)	December 2013	(4,342,081)	(4,423,672)	(81,591)
30-Yr. U.S. Treasury Bond Futures	35	December 2013	4,596,865	4,668,125	71,260
Eurex EURO STOXX 50 Futures	1,186	December 2013	45,682,118	46,192,998	510,880
Mini MSCI EAFE Index Futures	95	December 2013	8,467,337	8,622,200	154,863
Russell 2000 Index Mini-Futures	(826)	December 2013	(86,418,350)	(88,497,640)	(2,079,290)
S&P 400 Index Mini-Futures	(531)	December 2013	(65,101,731)	(65,875,860)	(774,129)
S&P 500 Index Futures	304	December 2013	127,565,238	127,246,800	(318,438)
Total Futures Contracts					($2,643,532)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Partner Small Cap Growth	$48,539,108	$1,212,088	$–	3,574,409	$64,625,307	$–
Partner Small Cap Value	14,249,724	395,759	–	689,344	17,654,175	313,960
Small Cap Stock	22,415,543	94,327	–	1,714,586	27,432,000	94,327
Partner Mid Cap Value	23,104,644	1,262,135	3,000,000	1,466,458	25,100,331	234,886
Mid Cap Stock	32,744,181	142,037	–	2,511,818	40,219,739	142,037
Partner Worldwide Allocation	97,000,260	27,429	–	11,257,943	106,959,466	27,429
Large Cap Value	32,787,456	574,266	–	2,773,409	40,105,996	574,266
Large Cap Stock	28,504,425	378,212	–	3,128,201	33,766,741	378,212
Growth and Income Plus	5,294,883	123,717	6,116,764	–	–	123,717
High Yield	9,008,058	423,609	356,632	1,797,542	8,957,870	423,609
Income	6,052,390	180,978	–	578,954	5,958,366	168,042
Cash Management Trust- Collateral Investment	–	1,320,025	1,320,025	–	–	368
Cash Management Trust- Short Term Investment	29,687,438	47,315,741	77,003,179	–	–	10,489
Total Value and Income Earned	349,388,110				370,779,991	2,491,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.1%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,039,500	5.250%, 10/18/2017	$1,041,912
	Ineos Group Holdings, Ltd., Term Loan
1,385,487	4.000%, 5/2/2018	1,368,944
	MRC Global, Inc., Term Loan
792,000	6.000%, 11/8/2019	794,970
	Tronox Pigments BV, Term Loan
369,075	4.500%, 2/8/2018	370,669
	US Coatings Acquisition, Inc., Term Loan
855,700	4.750%, 2/1/2020	858,105

	Total	4,434,600

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
1,111,600	4.250%, 10/9/2019	1,110,388
	Berry Plastics Group, Inc., Term Loan
1,825,825	3.500%, 2/8/2020	1,804,372
	Silver II Borrower, Term Loan
486,325	4.000%, 12/13/2019	481,462

	Total	3,396,222

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
633,600	3.250%, 11/30/2019	626,738
	Cequel Communications, LLC, Term Loan
611,894	3.500%, 2/14/2019	610,431
	Charter Communications Operating, LLC, Term Loan
244,387	3.000%, 7/1/2020	241,465
	Clear Channel Communications, Inc., Term Loan
473,976	3.829%, 1/29/2016	445,892
1,398,024	6.929%, 1/30/2019	1,295,270
	Cricket Communications, Inc., Term Loan
158,800	4.750%, 10/10/2019	158,601
1,037,400	4.750%, 3/8/2020	1,036,477
	Cumulus Media Holdings, Inc., Term Loan
924,844	4.500%, 9/17/2018	929,700
	Fairpoint Communications, Term Loan
1,218,875	7.500%, 2/14/2019	1,226,664
	Grande Communications Networks, LLC, Term Loan
743,138	4.500%, 5/29/2020	740,663
	Hargray Communications Group, Inc., Term Loan
1,052,363	4.750%, 6/25/2019	1,054,120
	Integra Telecom Holdings, Inc., Term Loan
741,275	5.250%, 2/22/2019	744,981
250,000	9.750%, 2/21/2020	256,055
	Intelsat Jackson Holdings SA, Term Loan
1,136,291	4.250%, 4/2/2018	1,137,143

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.8%) - continued
	Level 3 Financing, Inc., Term Loan
$1,555,000	4.750%, 8/1/2019	$1,552,077
1,555,000	0.000%, 1/15/2020[b,c]	1,552,077
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
790,000	6.000%, 6/9/2017	791,975
	LTS Buyer, LLC, Term Loan
553,612	4.500%, 4/13/2020	555,168
62,000	8.000%, 4/12/2021	62,620
	McGraw-Hill Global Education Holdings, LLC, Term Loan
980,075	9.000%, 3/22/2019	990,336
	Mediacom Communications Corporation, Term Loan
633,600	4.000%, 1/20/2020	633,207
	NEP Broadcasting, LLC, Term Loan
1,826,200	4.750%, 1/22/2020	1,829,633
68,571	9.500%, 8/18/2020	69,815
	NTelos, Inc., Term Loan
366,300	5.750%, 11/9/2019	364,194
	SBA Senior Finance II, LLC, Term Loan
175,954	3.750%, 9/28/2019	175,778
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	945,380
	TNS, Inc., Term Loan
736,667	5.000%, 2/14/2020	741,271
	Univision Communications, Inc., Term Loan
509,092	4.500%, 2/28/2020	507,025
940,275	4.500%, 2/28/2020	936,457
243,775	4.500%, 3/1/2020	242,454
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	3.500%, 6/8/2020	1,495,172
	Visant Corporation, Term Loan
1,569,246	5.250%, 12/22/2016	1,519,093
	WideOpenWest Finance, LLC, Term Loan
1,621,850	4.750%, 3/26/2019	1,631,176
	Yankee Cable Acquisition, LLC, Term Loan
959,372	5.250%, 8/26/2016	962,250
	Zayo Group, LLC, Term Loan
1,220,729	4.500%, 7/2/2019	1,220,033

	Total	29,281,391

Consumer Cyclical (0.2%)
	Bally Technologies, Inc., Term Loan
795,000	0.000%, 8/21/2020[b,c]	793,760
	Burlington Coat Factory Warehouse Corporation, Term Loan
942,375	4.250%, 2/23/2017	942,139
	Cenveo Corporation, Term Loan
552,225	6.250%, 2/13/2017	554,064
	Ceridian Corporation, Term Loan
880,000	4.429%, 5/9/2017	879,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Chrysler Group, LLC, Term Loan
$830,751	4.250%, 5/24/2017	$835,735
	J.C. Penney Corporation, Inc., Term Loan
369,075	6.000%, 5/22/2018	357,416
	MGM Resorts International, Term Loan
774,150	3.500%, 12/20/2019	770,155
	ROC Finance, LLC, Term Loan
1,355,000	3.635%, 6/20/2019	1,353,726
	Seminole Indian Tribe of Florida, Term Loan
443,900	3.000%, 4/29/2020	442,235
	Seven Seas Cruises S de RL, LLC, Term Loan
1,422,000	4.750%, 12/21/2018	1,429,110
	Toys R Us, Inc., Term Loan
1,242,912	5.250%, 5/25/2018	1,172,228

	Total	9,530,023

Consumer Non-Cyclical (0.3%)
	Albertsons, LLC, Term Loan
1,084,550	4.750%, 3/21/2019	1,081,166
	Biomet, Inc., Term Loan
997,500	0.000%, 7/25/2017[b,c]	1,000,462
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.760%, 1/25/2017	798,888
	Del Monte Corporation, Term Loan
150,318	4.000%, 3/8/2018	149,604
	DJO Finance, LLC, Term Loan
1,157,556	4.750%, 9/15/2017	1,159,293
	Grifols, Inc., Term Loan
786,975	4.250%, 6/1/2017	790,004
	Hologic, Inc., Term Loan
837,959	3.750%, 8/1/2019	837,808
	JBS USA, LLC, Term Loan
913,100	3.750%, 5/25/2018	908,534
	Reynolds Group Holdings, Inc., Term Loan
158,400	4.750%, 9/28/2018	158,554
	Rite Aid Corporation, Term Loan
184,075	4.000%, 2/7/2020	183,661
365,000	5.750%, 8/21/2020	373,515
	Roundy’s Supermarkets, Inc., Term Loan
1,385,499	5.750%, 2/13/2019	1,355,309
	Supervalu, Inc., Term Loan
1,122,725	4.733%, 3/21/2019[b,c]	1,118,515
	Van Wagner Communications, LLC, Term Loan
681,575	6.250%, 8/3/2018	690,947
	Warner Chilcott Corporation, Term Loan
84,610	4.250%, 3/15/2018	84,520
107,370	4.250%, 3/15/2018	107,255
46,743	4.250%, 3/15/2018	46,693

	Total	10,844,728

Energy (0.1%)
	Arch Coal, Inc., Term Loan
1,032,548	5.750%, 5/16/2018	1,000,931

Principal Amount	Bank Loans (2.0%)[a]	Value
Energy (0.1%) - continued
	Chesapeake Energy Corporation, Term Loan
$2,325,000	5.750%, 12/2/2017	$2,363,502
	Offshore Group Investment, Ltd., Term Loan
999,975	5.750%, 3/28/2019	1,011,225
	Pacific Drilling SA, Term Loan
493,762	4.500%, 6/3/2018	495,367

	Total	4,871,025

Financials (0.1%)
	GEO Group, Inc., Term Loan
245,385	3.250%, 4/3/2020	245,998
	MoneyGram International, Inc., Term Loan
975,100	4.250%, 3/27/2020	973,881
	WaveDivision Holdings, LLC, Term Loan
1,473,862	4.000%, 10/12/2019	1,471,652

	Total	2,691,531

Technology (0.1%)
	First Data Corporation Extended, Term Loan
1,540,000	4.184%, 3/23/2018	1,523,445
	First Data Corporation, Term Loan
640,000	4.184%, 9/24/2018	633,120
	Freescale Semiconductor, Inc., Term Loan
885,550	5.000%, 2/13/2020	888,233
602,000	5.000%, 1/15/2021	602,187
	Infor US, Inc., Term Loan
799,638	5.250%, 4/5/2018	802,973
	SunGard Data Systems, Inc., Term Loan
1,189,025	4.500%, 1/31/2020	1,200,891

	Total	5,650,849

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,047,375	4.750%, 6/21/2019	1,038,430
	American Petroleum Tankers Parent, LLC, Term Loan
280,713	4.750%, 9/28/2019	281,415
	Delta Air Lines, Inc., Term Loan
1,277,273	4.250%, 4/20/2017	1,280,467
	United Air Lines, Inc., Term Loan
611,925	4.000%, 4/1/2019	614,220

	Total	3,214,532

Utilities (0.1%)
	Calpine Corporation, Term Loan
183,588	4.000%, 4/1/2018	183,604
1,267,200	4.000%, 10/9/2019	1,266,250
	Intergen NV, Term Loan
488,775	5.500%, 6/5/2020	486,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Utilities (0.1%) - continued
	NGPL PipeCo, LLC, Term Loan
$1,120,943	6.750%, 9/15/2017	$999,511

	Total	2,936,102

	Total Bank Loans (cost $76,761,950)	76,851,003

Shares	Mutual Funds (48.8%)	Value
Equity Mutual Funds (40.8%)
46,799,927	Thrivent Partner Worldwide Allocation Portfolio	444,636,751
5,165,495	Thrivent Partner Small Cap Growth Portfolio	93,392,144
3,387,094	Thrivent Partner Small Cap Value Portfolio	86,743,813
4,544,703	Thrivent Small Cap Stock Portfolio	72,711,607
6,555,161	Thrivent Partner Mid Cap Value Portfolio	112,200,106
14,161,368	Thrivent Mid Cap Stock Portfolio	226,754,655
19,051,500	Thrivent Large Cap Value Portfolio	275,501,835
22,150,339	Thrivent Large Cap Stock Portfolio	239,097,405

	Total	1,551,038,316

Fixed Income Mutual Funds (8.0%)
24,491,821	Thrivent High Yield Portfolio	122,052,541
13,540,709	Thrivent Income Portfolio	139,355,563
4,295,161	Thrivent Limited Maturity Bond Portfolio	42,146,697

	Total	303,554,801

	Total Mutual Funds (cost $1,660,591,288)	1,854,593,117

Shares	Common Stock (28.2%)	Value
Consumer Discretionary (4.5%)
29,800	888 Holdings Public Company, Ltd.	80,345
22,171	Abercrombie & Fitch Company	784,188
36,092	Amazon.com, Inc.[d]	11,283,803
16,350	AutoZone, Inc.[d]	6,911,635
28,650	CBS Corporation	1,580,334
10,100	Charter Communications, Inc.[d]	1,361,076
57,590	Cheesecake Factory, Inc.	2,531,080
16,200	Cineworld Group plc	99,625
387,136	Comcast Corporation	17,479,190
2,000	Continental AG	339,051
3,222	CST Brands, Inc.	96,016
15,000	Daihatsu Motor Company, Ltd.	291,504
47,500	Dana Holding Corporation	1,084,900
9,164	Darden Restaurants, Inc.	424,202
118,900	David Jones, Ltd.	320,856
80,869	Delphi Automotive plc	4,724,367
8,800	Dillard’s, Inc.	689,040
33,932	Discovery Communications, Inc.[d]	2,864,539
23,200	DISH Network Corporation	1,044,232
53,756	Dollar Tree, Inc.[d]	3,072,693
19,518	Finish Line, Inc.	485,413
32,968	Foot Locker, Inc.	1,118,934
27,300	Gannett Company, Inc.	731,367
49,800	GNC Holdings, Inc.	2,720,574

Shares	Common Stock (28.2%)	Value
Consumer Discretionary (4.5%) - continued
5,200	Gtech SPA	$148,792
54,400	Halfords Group plc	346,488
14,060	Harley-Davidson, Inc.	903,214
11,393	Hasbro, Inc.[e]	537,066
113,000	Home Depot, Inc.	8,571,050
22,810	HomeAway, Inc.[d,e]	638,680
61,118	Ignite Restaurant Group, Inc.[d]	948,551
124,700	ITV plc	353,846
21,629	L Brands, Inc.	1,321,532
189,477	Las Vegas Sands Corporation	12,585,062
33,887	LifeLock, Inc.[d]	502,544
65,000	Link REIT	317,794
138,560	Lowe’s Companies, Inc.	6,596,842
18,086	M/I Homes, Inc.[d]	372,933
40,600	Macy’s, Inc.	1,756,762
77,440	Marriott International, Inc.	3,257,126
15,700	Marriott Vacations Worldwide Corporation[d]	690,800
62,715	MDC Partners, Inc.	1,754,766
54,000	Meredith Corporation[e]	2,571,480
11,200	Michael Kors Holdings, Ltd.[d]	834,624
13,900	Mitchells & Butlers plc[d]	92,410
12,400	N Brown Group plc	105,373
6,300	Netflix, Inc.[d]	1,948,023
101,450	News Corporation	3,388,430
51,130	Nexstar Broadcasting Group, Inc.	2,275,541
140,950	NIKE, Inc.	10,238,608
15,800	Omnicom Group, Inc.	1,002,352
8,613	O’Reilly Automotive, Inc.[d]	1,098,933
8,700	Pandora AS	359,324
29,320	Papa John’s International, Inc.	2,048,882
14,500	Penn National Gaming, Inc.[d]	802,720
12,810	PetSmart, Inc.	976,891
54,538	Pier 1 Imports, Inc.	1,064,582
2,000	Priceline.com, Inc.[d]	2,021,900
22,400	Regal Entertainment Group[e]	425,152
4,800	Renault SA	382,798
13,910	Ross Stores, Inc.	1,012,648
15,500	Safilo Group SPA[d]	304,452
10,200	Scripps Networks Interactive	796,722
126,000	SJM Holdings, Ltd.	355,037
88,700	Smith & Wesson Holding Corporation[d,e]	974,813
45,800	Southern Cross Media Group, Ltd.	75,557
28,600	Staples, Inc.	418,990
32,100	Starwood Hotels & Resorts Worldwide, Inc.	2,133,045
10,000	Sturm, Ruger & Company, Inc.[e]	626,300
3,900	Takkt AG	73,523
7,600	Target Corporation	486,248
17,600	Tempur-Pedic International, Inc.[d]	773,696
11,700	The Restaurant Group plc	100,737
131,500	Thomas Cook Group plc[d]	326,843
29,080	Time Warner Cable, Inc.	3,245,328
12,900	TJX Companies, Inc.	727,431
72,040	Toll Brothers, Inc.[d]	2,336,257
50,600	TomTom NVd	361,814
10,700	Toyota Motor Corporation	686,272
34,460	Tractor Supply Company	2,314,678
56,810	Tuesday Morning Corporation[d]	867,489
294,600	Twenty-First Century Fox, Inc.	9,869,100
8,100	Under Armour, Inc.[d,e]	643,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (28.2%)	Value
Consumer Discretionary (4.5%) - continued
10,400	Urban Outfitters, Inc.[d]	$382,408
11,300	USS Company, Ltd.	163,616
13,600	Valassis Communications, Inc.[e]	392,768
1,000	Valeo SA	85,355
2,138	VF Corporation	425,569
13,300	Wolters Kluwer NV	342,906
40,000	Wyndham Worldwide Corporation	2,438,800
6,570	Wynn Resorts, Ltd.	1,038,126

	Total	170,140,908

Consumer Staples (1.8%)
78,500	Altria Group, Inc.	2,696,475
7,079	Andersons, Inc.	494,822
48,200	Anheuser-Busch InBev NV ADR	4,781,440
37,476	Annie’s, Inc.[d,e]	1,840,072
50,000	Archer-Daniels-Midland Company	1,842,000
10,990	Beam, Inc.	710,503
59,963	British American Tobacco plc ADR	6,305,109
8,300	Brown-Forman Corporation	565,479
22,900	Bunge, Ltd.	1,738,339
37,100	Campbell Soup Company[e]	1,510,341
42,800	Colgate-Palmolive Company	2,538,040
3,700	Cranswick plc	70,171
117,700	CVS Caremark Corporation	6,679,475
2,469	Energizer Holdings, Inc.	225,049
68,000	Greencore Group plc	162,377
17,970	Hain Celestial Group, Inc.[d]	1,385,846
3,600	Henkel AG & Company KGaA	371,009
3,800	Herbalife, Ltd.[e]	265,126
57,251	Ingredion, Inc.	3,788,299
18,370	Kimberly-Clark Corporation	1,730,821
13,300	Koninklijke (Royal) Ahold NV	230,425
26,780	Kraft Foods Group, Inc.	1,404,343
66,100	Kroger Company	2,666,474
1,867	Leroy Seafood Group ASA	52,901
4,600	Mandom Corporation	160,997
80,360	Mondelez International, Inc.	2,524,911
22,030	Monster Beverage Corporation[d]	1,151,068
85,100	Nestle SA	5,934,374
20,616	Philip Morris International, Inc.	1,785,139
73,973	Procter & Gamble Company	5,591,619
700	Royal Unibrew AS	83,166
11,700	Safeway, Inc.	374,283
23,100	Wal-Mart Stores, Inc.	1,708,476
79,130	WhiteWave Foods Company[d,e]	1,580,226
35,456	Whole Foods Market, Inc.	2,074,176
12,300	Woolworths, Ltd.	401,940

	Total	67,425,311

Energy (3.3%)
223,690	Alpha Natural Resources, Inc.[d]	1,333,192
3,800	Atwood Oceanics, Inc.[d]	209,152
61,868	BW Offshore, Ltd.	83,882
3,056	Cabot Oil & Gas Corporation	114,050
19,780	Cameron International Corporation[d]	1,154,559
46,580	Chevron Corporation	5,659,470
1,400	Cimarex Energy Company	134,960
69,500	Cobalt International Energy, Inc.[d]	1,727,770
31,440	Concho Resources, Inc.[d]	3,420,986

Shares	Common Stock (28.2%)	Value
Energy (3.3%) - continued
189,100	Consol Energy, Inc.	$6,363,215
10,800	Denbury Resources, Inc.[d]	198,828
22,900	Dril-Quip, Inc.[d]	2,627,775
3,600	Energy XXI, Ltd.	108,720
2,600	Ensco plc	139,750
56,136	EOG Resources, Inc.	9,502,702
67,570	EQT Corporation	5,994,810
80,100	Exxon Mobil Corporation	6,891,804
400	Frank’s International NVd	11,972
3,914	Fred Olsen Energy ASA	173,760
5,400	Helix Energy Solutions Group, Inc.[d]	136,998
2,650	Helmerich & Payne, Inc.	182,717
4,200	HollyFrontier Corporation	176,862
12,900	Hunting plc	166,270
62,200	JX Holdings, Inc.	323,253
443,698	Marathon Oil Corporation	15,476,186
3,200	Marathon Petroleum Corporation	205,824
97,200	Nabors Industries, Ltd.	1,561,032
39,150	National Oilwell Varco, Inc.	3,058,007
4,850	Newfield Exploration Company[d]	132,745
4,350	Noble Corporation	164,300
2,900	Noble Energy, Inc.	194,329
84,320	Oasis Petroleum, Inc.[d]	4,142,642
16,000	Occidental Petroleum Corporation	1,496,640
2,300	Oceaneering International, Inc.	186,852
2,200	Oil States International, Inc.[d]	227,612
85,919	Peabody Energy Corporation	1,482,103
55,500	Petroleo Brasileiro SA ADR	859,695
1,200	Pioneer Natural Resources Company	226,560
11,930	Range Resources Corporation	905,368
107,030	Rex Energy Corporation[d]	2,386,769
38,770	Rosetta Resources, Inc.[d]	2,111,414
4,000	Rowan Companies plc[d]	146,880
169,020	Schlumberger, Ltd.	14,934,607
42,000	SM Energy Company	3,241,980
52,000	Southwestern Energy Company[d]	1,891,760
7,800	Superior Energy Services, Inc.[d]	195,312
32,000	TonenGeneral Sekiyu KK	295,996
107,900	Total SA ADR	6,249,568
29,000	Valero Energy Corporation	990,350
930,967	Weatherford International, Ltd.[d]	14,271,724
15,700	Whiting Petroleum Corporation[d]	939,645

	Total	124,813,357

Financials (5.0%)
48,350	ACE, Ltd.	4,523,626
10,000	Aegon NV	73,992
35,388	Affiliated Managers Group, Inc.[d]	6,463,264
11,100	Allied World Assurance Company Holdings AG	1,103,229
36,540	Allstate Corporation	1,847,097
19,100	American Assets Trust, Inc.	582,741
62,200	American International Group, Inc.	3,024,786
18,330	Ameriprise Financial, Inc.	1,669,496
13,900	Aspen Insurance Holdings, Ltd.	504,431
57,700	Aviva plc	370,356
19,000	AXA SA	440,968
18,500	Axis Capital Holdings, Ltd.	801,235
431,440	Bank of America Corporation	5,953,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (28.2%)	Value
Financials (5.0%) - continued
16,800	Bankinter SA	$90,484
15,700	Banner Corporation	599,112
28,900	Barclays plc	123,510
7,225	Barclays plc[d]	9,445
7,200	BNP Paribas SA	487,040
9,992	Boston Properties, Inc.	1,068,145
17,700	Camden Property Trust	1,087,488
200,000	CapitaMall Trust	312,486
242,017	Citigroup, Inc.	11,740,245
10,765	CNA Financial Corporation	411,008
54,080	CNO Financial Group, Inc.	778,752
19,900	Comerica, Inc.	782,269
14,000	Credit Suisse Group AGd	428,147
79,700	DCT Industrial Trust, Inc.	573,043
22,800	DDR Corporation	358,188
41,599	Discover Financial Services	2,102,413
15,157	DnB ASA	230,172
18,288	Equity Residential	979,688
11,590	Extra Space Storage, Inc.	530,243
132,000	Fifth Third Bancorp	2,381,280
108,700	First Horizon National Corporation	1,194,613
30,500	First Industrial Realty Trust, Inc.	496,235
58,780	First Republic Bank	2,740,911
30,900	Franklin Street Properties Corporation	393,666
31,800	Fulton Financial Corporation	371,424
17,400	GAM Holding AGd	314,631
23,900	Grainger plc	67,554
68,030	Hanmi Financial Corporation	1,127,257
35,672	HCC Insurance Holdings, Inc.	1,563,147
11,063	Health Care REIT, Inc.	690,110
17,931	Henderson Group plc	54,741
52,000	Henderson Land Development Company, Ltd.	320,848
17,000	Home Loan Servicing Solutions, Ltd.	374,170
67,495	Host Hotels & Resorts, Inc.	1,192,637
150,900	Huntington Bancshares, Inc.	1,246,434
43,200	Intermediate Capital Group plc	312,005
9,900	International Personal Finance plc	97,813
93,010	Invesco, Ltd.	2,967,019
39,000	iShares Barclays 1-3 Year Credit Bond Fund	4,105,920
3,500	iShares MSCI EAFE Index Fund	223,265
44,000	iShares Russell 2000 Index Fund	4,691,280
3,300	iShares Russell 3000 Index Fund	333,762
196,760	J.P. Morgan Chase & Company	10,170,524
7,500	KBC Groep NV	369,013
14,000	Kerry Properties, Ltd.	59,799
30,676	Kimco Realty Corporation	619,042
26,050	Lazard, Ltd.	938,321
365,400	Lloyds TSB Group plc[d]	435,066
8,200	M&T Bank Corporation[e]	917,744
17,800	Macerich Company	1,004,632
11,700	MasterCard, Inc.	7,871,526
115,740	MetLife, Inc.	5,433,993
77,700	Mitsubishi UFJ Financial Group, Inc.	498,396
25,400	Mitsui & Company, Ltd.	370,381
174,500	Mizuho Financial Group, Inc.	379,355
17,800	Montpelier Re Holdings, Inc.	463,690
126,450	Morgan Stanley	3,407,827

Shares	Common Stock (28.2%)	Value
Financials (5.0%) - continued
12,300	MS and AD Insurance Group Holdings, Inc.	$322,391
9,400	MSCI, Inc.[d]	378,444
34,700	NASDAQ OMX Group, Inc.	1,113,523
9,900	Nordea Bank AB	119,464
76,700	North Pacific Bank, Ltd.	323,651
19,100	Northern Trust Corporation	1,038,849
44,000	Oversea-Chinese Banking Corporation, Ltd.	361,582
31,250	Parkway Properties, Inc.	555,313
22,200	Pebblebrook Hotel Trust	637,362
40,300	Piedmont Office Realty Trust, Inc.	699,608
52,756	Popular, Inc.[d]	1,383,790
9,700	Portfolio Recovery Associates, Inc.[d]	581,418
15,800	Progressive Corporation	430,234
16,700	Prologis, Inc.	628,254
20,600	Protective Life Corporation	876,530
34,400	Prudential Financial, Inc.	2,682,512
17,900	Prudential plc	333,017
3,803	Public Storage, Inc.	610,572
11,100	RLJ Lodging Trust	260,739
10,792	Simon Property Group, Inc.	1,599,698
100,000	SLM Corporation	2,490,000
9,800	Spar Nord Bank ASd	75,271
44,537	SPDR EURO STOXX 50 ETF	1,709,330
16,300	SPDR Gold Trust[d]	2,089,171
99,100	SPDR S&P 500 ETF Trust	16,658,710
8,680	SPDR S&P Biotech ETF	1,121,109
41,580	State Street Corporation	2,733,885
16,553	Stewart Information Services Corporation	529,530
9,400	Sumitomo Mitsui Financial Group, Inc.	455,199
19,600	SunTrust Banks, Inc.	635,432
55,910	SVB Financial Group[d]	4,828,947
15,340	T. Rowe Price Group, Inc.	1,103,406
11,700	Tanger Factory Outlet Centers, Inc.	382,005
6,701	Taubman Centers, Inc.	451,044
46,300	TCF Financial Corporation	661,164
48,910	Terreno Realty Corporation	868,642
24,930	Texas Capital Bancshares, Inc.[d]	1,146,032
28,800	The Paragon Group Of Companies plc	145,418
10,500	Tokio Marine Holdings, Inc.	344,243
1,300	Vienna Insurance Group AG Wiener Versicherung Gruppe	66,765
50,800	Visa, Inc.	9,707,880
9,315	Vornado Realty Trust	783,019
40,196	W.R. Berkley Corporation	1,722,801
257,674	Wells Fargo & Company	10,647,090
110,241	Zions Bancorporation	3,022,808

	Total	189,566,854

Health Care (3.3%)
11,700	Abbott Laboratories	388,323
17,800	Acorda Therapeutics, Inc.[d]	610,184
7,754	Actavis, Inc.[d]	1,116,576
1,800	Actelion, Ltd.[d]	127,803
66,400	Akorn, Inc.[d]	1,306,752
48,750	Align Technology, Inc.[d]	2,345,850
71,500	Allscripts Healthcare Solutions, Inc.[d]	1,063,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (28.2%)	Value
Health Care (3.3%) - continued
26,804	AmerisourceBergen Corporation	$1,637,724
23,900	Amgen, Inc.	2,675,366
12,146	AVANIR Pharmaceuticals, Inc.[d]	51,499
51,830	Baxter International, Inc.	3,404,713
5,900	Biogen Idec, Inc.[d]	1,420,484
23,460	BioMarin Pharmaceutical, Inc.[d]	1,694,281
86,800	BioScrip, Inc.[d]	762,104
7,587	C.R. Bard, Inc.	874,022
13,834	Catamaran Corporation[d]	635,672
17,700	Centene Corporation[d]	1,132,092
11,580	Cerner Corporation[d]	608,529
7,300	Charles River Laboratories International, Inc.[d]	337,698
12,492	CIGNA Corporation	960,135
38,300	Community Health Systems, Inc.	1,589,450
175,770	Covidien plc	10,711,424
8,467	Dechra Pharmaceuticals plc	98,354
29,980	Eli Lilly and Company	1,508,893
14,900	Emeritus Corporation[d]	276,097
67,144	ExamWorks Group, Inc.[d,e]	1,745,073
197,500	Express Scripts Holding Company[d]	12,201,550
299,400	Gilead Sciences, Inc.[d]	18,814,296
5,300	GlaxoSmithKline plc	133,257
14,100	GN Store Nord AS	296,907
1,500	Hogy Medical Company, Ltd.	83,202
24,120	Hologic, Inc.[d]	498,078
15,100	Illumina, Inc.[d,e]	1,220,533
12,000	Medicines Company[d]	402,240
4,600	Medidata Solutions, Inc.[d]	455,078
160,640	Merck & Company, Inc.	7,648,070
2,100	Merck KGaA	327,773
7,880	Mettler-Toledo International, Inc.[d]	1,891,909
31,200	Neurocrine Biosciences, Inc.[d]	353,184
11,600	Novartis AG	892,251
60,114	NuVasive, Inc.[d]	1,472,192
5,599	Onyx Pharmaceuticals, Inc.[d]	698,027
16,600	PAREXEL International Corporation[d]	833,818
116,816	PDL BioPharma, Inc.[e]	931,024
15,170	Perrigo Company[e]	1,871,675
8,600	Pfizer, Inc.	246,906
53,300	ResMed, Inc.[e]	2,815,306
3,200	Roche Holding AG	863,595
5,700	Sanofi	577,279
98,400	Sanofi ADR	4,981,992
32,900	Seattle Genetics, Inc.[d,e]	1,442,007
96,500	Shire Pharmaceuticals Group plc ADR	11,569,385
31,440	Spectrum Pharmaceuticals, Inc.[e]	263,782
6,400	Stada Arzneimittel AG	324,538
6,300	Terumo Corporation	324,326
66,400	Thoratec Corporation[d]	2,476,056
9,900	United Therapeutics Corporation[d]	780,615
76,436	UnitedHealth Group, Inc.	5,473,582
8,400	Waters Corporation[d]	892,164
39,019	Zimmer Holdings, Inc.	3,205,021

	Total	126,343,921

Industrials (3.4%)
27,920	Actuant Corporation	1,084,413
31,100	Acuity Brands, Inc.	2,861,822

Shares	Common Stock (28.2%)	Value
Industrials (3.4%) - continued
15,100	ADT Corporation[d]	$613,966
13,200	AGCO Corporation	797,544
48,619	AMETEK, Inc.	2,237,446
27,880	Apogee Enterprises, Inc.	827,478
4,100	Arcadis NV	117,257
30,300	Ashtead Group plc	301,564
20,289	B/E Aerospace, Inc.[d]	1,497,734
14,200	Babcock & Wilcox Company	478,824
6,300	Berendsen plc	92,514
86,300	Boeing Company	10,140,250
27,080	Briggs & Stratton Corporation[e]	544,850
69,500	Carillion plc	351,591
2,200	Central Japan Railway Company	282,380
29,200	Chemring Group plc	143,613
24,086	CLARCOR, Inc.	1,337,496
7,800	COMSYS Holdings Corporation	109,028
152,184	CSX Corporation	3,917,216
21,800	Deluxe Corporation	908,188
56,300	DigitalGlobe, Inc.[d]	1,780,206
66,614	EMCOR Group, Inc.	2,606,606
9,000	EnerSys, Inc.	545,670
3,800	European Aeronautic Defence and Space Company	242,144
31,940	Expeditors International of Washington, Inc.	1,407,276
19,300	Ferrovial SA	347,601
28,998	Flowserve Corporation	1,809,185
33,800	Fluor Corporation	2,398,448
29,850	Fortune Brands Home and Security, Inc.	1,242,656
34,400	Foster Wheeler AGd	906,096
58,380	GATX Corporation	2,774,218
32,500	General Electric Company	776,425
16,300	Graco, Inc.	1,207,178
67,500	HNI Corporation	2,442,150
147,322	Honeywell International, Inc.	12,233,619
8,200	Huntington Ingalls Industries, Inc.	552,680
2,100	I.M.A. Industria Macchine Automatiche SPA	61,479
69,300	Iberdrola SA	402,820
77,400	Ingersoll-Rand plc	5,026,356
11,400	ITE Group plc	50,162
191,740	Jacobs Engineering Group, Inc.[d]	11,155,433
29,386	JB Hunt Transport Services, Inc.	2,143,121
12,000	JM AB	348,960
37,000	Kamigumi Company, Ltd.	314,998
15,296	Kansas City Southern	1,672,771
41,800	KBR, Inc.	1,364,352
8,400	Keller Group plc	141,292
7,000	KUKA AG	303,533
36,600	Landstar System, Inc.	2,048,868
8,400	Lockheed Martin Corporation	1,071,420
34,593	Manitowoc Company, Inc.	677,331
59,400	Manpower, Inc.	4,320,756
11,900	Matson, Inc.	312,137
28,500	Mermaid Marine Australia, Ltd.	98,439
19,100	Mitsubishi Corporation	387,803
24,800	MRC Global, Inc.[d]	664,640
8,900	Northgate plc	61,956
8,100	On Assignment, Inc.[d]	267,300
68,566	Oshkosh Corporation[d]	3,358,363
2,400	Osterreichische Post Aktiengesellschaft	108,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (28.2%)	Value
Industrials (3.4%) - continued
10,107	Parker Hannifin Corporation	$1,098,833
49,135	Pentair, Ltd.	3,190,827
42,800	Qantas Airways, Ltd.[d]	59,001
61,320	Quanta Services, Inc.[d]	1,686,913
53,200	Qube Holdings, Ltd.	101,858
6,800	Randstad Holding NV	383,531
6,500	Regal-Beloit Corporation	441,545
46,300	Republic Airways Holdings, Inc.[d]	550,970
29,850	Robert Half International, Inc.	1,165,045
14,842	Roper Industries, Inc.	1,972,057
5,800	Secom Company, Ltd.	363,532
60,000	Singapore Airport Terminal Services, Ltd.	155,962
1,600	SMC Corporation	381,865
69,100	Southwest Airlines Company	1,006,096
13,400	Spirit Airlines, Inc.[d]	459,218
18,573	Stericycle, Inc.[d]	2,143,324
19,570	Tennant Company	1,213,340
47,000	Tokyu Corporation	335,907
70,400	Union Pacific Corporation	10,935,936
25,850	United Rentals, Inc.[d]	1,506,797
10,501	United Stationers, Inc.	456,794
35,400	Wabash National Corporation[d]	412,764
13,010	Woodward, Inc.	531,198

	Total	128,833,881

Information Technology (5.4%)
136,300	Activision Blizzard, Inc.	2,272,121
39,115	Agilent Technologies, Inc.	2,004,644
13,200	Alliance Data Systems Corporation[d,e]	2,791,404
10,300	Amphenol Corporation	797,014
25,394	ANSYS, Inc.[d]	2,197,089
48,178	Apple, Inc.[f]	22,968,861
86,152	Applied Materials, Inc.	1,511,106
11,100	Arrow Electronics, Inc.[d]	538,683
6,700	Aspen Technology, Inc.[d]	231,485
328,600	Atmel Corporation[d]	2,444,784
60,938	Autodesk, Inc.[d]	2,508,817
26,900	Avnet, Inc.	1,121,999
254,200	Brocade Communications Systems, Inc.[d]	2,046,310
41,200	Ciena Corporation[d,e]	1,029,176
282,190	Cisco Systems, Inc.	6,608,890
147,450	Citrix Systems, Inc.[d]	10,411,445
4,200	CommVault Systems, Inc.[d]	368,886
47,300	Computer Sciences Corporation	2,447,302
69,947	CoreLogic, Inc.[d]	1,892,066
11,132	DST Systems, Inc.	839,464
45,421	E2open, Inc.[d,e]	1,017,430
15,698	eBay, Inc.[d]	875,791
1,300	Ei Towers SPA	49,816
246,000	EMC Corporation	6,287,760
18,934	Euronet Worldwide, Inc.[d]	753,573
900	EVS Broadcast Equipment SA	58,058
20,644	F5 Networks, Inc.[d]	1,770,429
306,300	Facebook, Inc.[d]	15,388,512
10,900	FLIR Systems, Inc.	342,260
13,450	Gartner, Inc.[d]	807,000
25,373	Google, Inc.[d]	22,224,464
23,800	Guidewire Software, Inc.[d]	1,121,218
111,700	Hewlett-Packard Company	2,343,466
200	Inficon Holding AGd	64,131
56,600	Informatica Corporation[d]	2,205,702

Shares	Common Stock (28.2%)	Value
Information Technology (5.4%) - continued
1,300	Ingenico	$93,683
16,900	InterDigital, Inc.	630,877
8,600	International Business Machines Corporation	1,592,548
2,441	Itron, Inc.[d]	104,548
9,800	j2 Global, Inc.[e]	485,296
77,987	Juniper Networks, Inc.[d]	1,548,822
22,900	Laird plc	81,709
30,983	Lam Research Corporation[d]	1,586,020
3,775	Leidos Holdings, Inc.	171,838
10,649	Lexmark International, Inc.[e]	351,417
3,160	LinkedIn Corporation[d]	777,550
6,066	Mercadolibre, Inc.[e]	818,364
9,700	Micro Focus International plc	119,032
34,305	Microchip Technology, Inc.	1,382,148
51,820	Microsoft Corporation	1,726,124
9,800	Morgan Advanced Materials plc	49,285
231,039	NetApp, Inc.	9,846,882
12,001	Nice Systems, Ltd. ADR	496,481
55,401	Nuance Communications, Inc.[d]	1,035,722
256,619	NVIDIA Corporation	3,992,992
51,470	NXP Semiconductors NVd	1,915,199
25,500	OmniVision Technologies, Inc.[d]	390,405
44,391	Plantronics, Inc.	2,044,206
164,411	QUALCOMM, Inc.	11,074,725
13,000	Rovi Corporation[d]	249,210
14,000	Sanmina Corporation[d]	244,860
2,157	Science Applications International Corporation[d]	72,799
26,700	SunPower Corporation[d,e]	698,472
198,340	Symantec Corporation	4,908,915
28,780	Synopsys, Inc.[d]	1,085,006
171,995	Teradyne, Inc.[d]	2,841,357
168,200	Texas Instruments, Inc.	6,773,414
32,600	Trimble Navigation, Ltd.[d]	968,546
81,137	TriQuint Semiconductor, Inc.[d]	659,644
23,600	Ubiquiti Networks, Inc.	792,724
11,277	Unisys Corporation[d]	284,068
1,600	Unit4 NV	62,662
21,500	ValueClick, Inc.[d]	448,275
29,010	VeriFone Systems, Inc.[d]	663,169
46,980	Virtusa Corporation[d]	1,365,239
178,700	Vishay Intertechnology, Inc.[d]	2,303,443
124,000	VMware, Inc.[d]	10,031,600
3,700	Wincor Nixdorf AG	230,873
75	Workday, Inc.[d]	6,070
4,100	Xaar plc	52,967
189,200	Xerox Corporation	1,946,868
86,656	Xilinx, Inc.	4,060,700
37,700	Yahoo!, Inc.[d]	1,250,132

	Total	206,658,042

Materials (0.8%)
14,990	Airgas, Inc.	1,589,689
10,090	Albemarle Corporation	635,065
75,877	Celanese Corporation	4,005,547
6,900	CF Industries Holdings, Inc.	1,454,727
23,000	Cliffs Natural Resources, Inc.[e]	471,500
46,880	Dow Chemical Company	1,800,192
21,700	Eagle Materials, Inc.	1,574,335
15,006	FMC Corporation	1,076,230
53,660	H.B. Fuller Company	2,424,895
6,492	Innophos Holdings, Inc.	342,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (28.2%)	Value
Materials (0.8%) - continued
49,440	Materials Select Sector SPDR Fund	$2,076,480
20,800	Mosaic Company	894,816
17,293	Newmont Mining Corporation	485,933
11,400	Nippon Paper Industries Company, Ltd.	180,789
4,200	Nissan Chemical Industries, Ltd.	63,512
34,800	Nucor Corporation	1,705,896
27,200	Owens-Illinois, Inc.[d]	816,544
9,000	Schweitzer-Mauduit International, Inc.	544,770
21,062	Silgan Holdings, Inc.	989,914
18,752	Silver Wheaton Corporation	464,487
15,400	Smurfit Kappa Group plc	348,192
53,053	Southern Copper Corporation	1,445,164
63,320	Steel Dynamics, Inc.	1,058,077
116,200	Teck Resources, Ltd.[e]	3,118,808
9,900	U.S. Silica Holdings, Inc.[e]	246,510
21,200	Walter Energy, Inc.[e]	297,436

	Total	30,112,156

Telecommunications Services (0.2%)
98,100	AT&T, Inc.	3,317,742
77,101	BT Group plc	426,890
13,100	Freenet AGd	316,492
37,200	iiNet, Ltd.	213,497
4,900	Orange SA	61,356
6,826	SBA Communications Corporation[d]	549,220
118,000	Singapore Telecommunications, Ltd.	351,415
77,700	TalkTalk Telecom Group plc	303,418
15,645	Telenor ASA	357,542
68,200	Telstra Corporation, Ltd.	316,460
25,353	TW Telecom, Inc.[d]	757,167
57,479	Verizon Communications, Inc.	2,681,970

	Total	9,653,169

Utilities (0.5%)
15,000	Calpine Corporation[d]	291,450
33,500	CMS Energy Corporation	881,720
92,000	Electricidade de Portugal SA	336,103
16,200	Gas Natural SDG SA	338,696
3,800	Kansai Electric Power Company, Inc.[d]	48,884
109,210	NiSource, Inc.	3,373,497
32,760	NorthWestern Corporation	1,471,579
101,740	PG&E Corporation	4,163,201
62,600	PNM Resources, Inc.	1,416,638
37,500	Power Assets Holdings, Ltd.	335,743
23,700	Public Service Enterprise Group, Inc.	780,441
35,500	Southern Company	1,461,890
32,258	Southwest Gas Corporation	1,612,900
283,800	SP AusNet	317,835
58,000	Wisconsin Energy Corporation	2,342,040

	Total	19,172,617

	Total Common Stock (cost $904,686,973)	1,072,720,216

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
$605,126	0.679%, 2/25/2036[g,h]	$602,544
	Ally Auto Receivables Trust 2013- SN1
780,000	0.720%, 5/20/2016	778,109
	Avis Budget Rental Car Funding AESOP, LLC
384,670	2.370%, 11/20/2014[g]	390,163
	Chesapeake Funding, LLC
500,000	0.632%, 1/7/2025[g,h]	500,269
	Countrywide Asset-Backed Certificates
1,208,326	5.530%, 4/25/2047	1,116,393
	DT Auto Owner Trust
255,480	0.750%, 5/16/2016[g]	255,521
	Edlinc Student Loan Funding Trust
489,041	3.196%, 10/1/2025[h,i]	482,317
	Enterprise Fleet Financing, LLC
250,000	1.060%, 3/20/2019[g]	250,163
	Federal National Mortgage Association
631,009	0.595%, 8/25/2015	628,932
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
780,000	0.679%, 1/15/2019	779,261
	FNA Trust
524,003	1.980%, 1/10/2018[i]	520,073
	GE Dealer Floorplan Master Note Trust
780,000	0.580%, 4/20/2018[h]	778,108
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	648,656
	Golden Credit Card Trust
540,000	0.432%, 2/15/2018[g,h]	537,930
250,000	0.611%, 9/15/2018[g,h]	250,002
	HLSS Servicer Advance Receivables Backed Notes
650,000	1.287%, 9/15/2044[g]	650,325
	Hyundai Auto Receivables Trust
780,000	0.710%, 9/15/2017	780,766
	Hyundai Floorplan Master Owner Trust
877,500	0.532%, 5/15/2018[g,h]	874,029
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	527,502
	Morgan Stanley Capital, Inc.
1,100,547	0.329%, 2/25/2037[h]	553,979
	Motor plc
988,000	0.679%, 2/15/2021[g]	988,004
	Nationstar Mortgage Advance Receivable Trust
780,000	1.080%, 6/20/2044[g]	779,372
	Nissan Master Owner Trust Receivables
900,000	0.482%, 2/15/2018[h]	898,490
	Renaissance Home Equity Loan Trust
1,635,647	5.746%, 5/25/2036	1,196,134
2,800,000	6.011%, 5/25/2036	1,997,890
1,261,774	5.580%, 11/25/2036	746,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Asset-Backed Securities (0.6%) - continued
	Santander Drive Auto Receivables Trust
$650,000	0.700%, 9/15/2017	$649,102
	SLM Student Loan Trust
394,122	0.782%, 8/15/2022[g,h]	392,847
450,000	1.232%, 5/17/2027[g,h]	444,791
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	649,080
	World Financial Network Credit Card Master Trust
650,000	0.910%, 3/16/2020	645,118
	World Omni Automobile Lease Securitization Trust
650,000	1.400%, 2/15/2019	653,250
	World Omni Master Owner Trust
540,000	0.532%, 2/15/2018[g,h]	539,353

	Total	22,484,545

Basic Materials (0.1%)
	Barrick Gold Corporation
67,000	2.900%, 5/30/2016	67,850
	FMG Resources Pty. Ltd.
1,259,634	6.875%, 2/1/2018[e,g]	1,316,317
	Freeport-McMoRan Copper & Gold, Inc.
344,000	2.375%, 3/15/2018[e,g]	332,457
	Glencore Funding, LLC
108,000	1.700%, 5/27/2016[g]	106,414
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
630,000	8.875%, 2/1/2018	652,050
	Ineos Finance plc
630,000	7.500%, 5/1/2020[g]	675,675
	Inmet Mining Corporation
630,000	7.500%, 6/1/2021[g]	645,750
	International Paper Company
117,000	5.300%, 4/1/2015	124,400
	LyondellBasell Industries NV
192,000	6.000%, 11/15/2021	219,135
	Rio Tinto Finance USA plc
134,000	1.375%, 6/17/2016	134,039
134,000	2.250%, 12/14/2018	132,120
	Xstrata Finance Canada, Ltd.
506,000	2.050%, 10/23/2015[g]	507,377

	Total	4,913,584

Capital Goods (0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	104,606
	CNH Capital, LLC
630,000	3.625%, 4/15/2018	626,850
	Eaton Corporation
58,000	1.500%, 11/2/2017[g]	57,184
87,000	4.000%, 11/2/2032[g]	79,979
	John Deere Capital Corporation
390,000	0.339%, 1/12/2015[h]	390,123
	Northrop Grumman Corporation
168,000	1.750%, 6/1/2018	164,889
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	631,995

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Capital Goods (0.1%) - continued
	Roper Industries, Inc.
$155,000	2.050%, 10/1/2018	$152,033
	RSC Equipment Rental, Inc.
630,000	8.250%, 2/1/2021	699,300
	Textron, Inc.
150,000	5.600%, 12/1/2017	165,516

	Total	3,072,475

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
595,685	5.500%, 11/25/2035	539,132
	CitiMortgage Alternative Loan Trust
2,008,090	5.750%, 4/25/2037	1,644,252
	Commercial Mortgage Pass Through Certificates
780,000	1.232%, 6/8/2030[g,h]	777,499
	Countrywide Alternative Loan Trust
925,298	4.973%, 10/25/2035	737,165
522,968	6.500%, 8/25/2036	356,534
379,983	6.000%, 1/25/2037	301,318
1,801,367	5.500%, 5/25/2037	1,496,237
1,424,258	7.000%, 10/25/2037	945,410
	Countrywide Home Loans, Inc.
796,489	5.750%, 4/25/2037	707,659
	Deutsche Alt-A Securities Mortgage Loan Trust
276,333	5.500%, 10/25/2021	264,684
	Deutsche Alt-A Securities, Inc.
644,788	6.000%, 10/25/2021	604,145
	Federal Home Loan Mortgage Corporation
1,827,003	3.000%, 2/15/2033[j]	299,812
	Federal National Mortgage Association
3,952,989	3.500%, 1/25/2033[j]	652,168
	HomeBanc Mortgage Trust
2,737,381	2.431%, 4/25/2037	1,870,195
	J.P. Morgan Mortgage Trust
172,932	2.686%, 10/25/2036	137,646
1,956,065	0.559%, 1/25/2037[h]	1,206,270
2,036,765	6.250%, 8/25/2037	1,395,603
	MASTR Alternative Loans Trust
430,424	6.500%, 7/25/2034	456,707
1,054,514	0.629%, 12/25/2035[h]	545,725
	Merrill Lynch Alternative Note Asset Trust
447,916	6.000%, 3/25/2037	377,150
	Residential Asset Securitization Trust
1,338,571	0.559%, 8/25/2037[h]	413,265
	Sequoia Mortgage Trust
233,990	2.642%, 9/20/2046	19,249
1,153,568	2.642%, 9/20/2046	958,768
	WaMu Mortgage Pass Through Certificates
284,261	2.382%, 9/25/2036	242,023
562,652	2.684%, 10/25/2036	477,661
3,890,260	2.346%, 11/25/2036	3,226,228

	Total	20,652,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Commercial Mortgage-Backed Securities (0.7%)
	Banc of America Commercial Mortgage, Inc.
$2,800,000	5.793%, 4/10/2049	$3,134,051
3,675,000	5.857%, 6/10/2049	4,090,734
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,874,687
	CGBAM Commercial Mortgage Trust
350,000	1.282%, 5/15/2030[g,h]	349,817
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,311,240
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,101,991
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,578,942
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
879,220	0.727%, 12/25/2016	872,443
	Government National Mortgage Association
131,827	2.164%, 3/16/2033	132,630
68,929	3.214%, 1/16/2040	70,178
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,904,891
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
520,000	0.882%, 4/15/2028[g,h]	517,631
1,300,000	5.895%, 2/12/2049	1,391,480
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	963,739
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,270,190

	Total	28,564,644

Communications Services (0.3%)
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	589,050
	America Movil SAB de CV
473,000	1.256%, 9/12/2016[h]	473,001
198,000	5.000%, 10/16/2019	215,271
132,000	3.125%, 7/16/2022	121,500
	American Tower Corporation
187,000	5.050%, 9/1/2020	193,974
	AT&T, Inc.
247,000	2.400%, 8/15/2016	255,016
200,000	5.800%, 2/15/2019	230,347
	British Telecommunications plc
133,000	1.625%, 6/28/2016	133,718

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Communications Services (0.3%) - continued
	CBS Corporation
$116,000	8.875%, 5/15/2019	$148,288
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017	57,179
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	680,400
	CenturyLink, Inc.
630,000	5.625%, 4/1/2020	615,037
	Comcast Corporation
75,000	4.650%, 7/15/2042	71,320
	Cox Communications, Inc.
201,000	9.375%, 1/15/2019[g]	257,049
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	105,257
	DIRECTV Holdings, LLC
108,000	2.400%, 3/15/2017	108,500
116,000	1.750%, 1/15/2018	111,845
112,000	5.875%, 10/1/2019	125,055
	Hughes Satellite Systems Corporation
630,000	6.500%, 6/15/2019	666,225
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	674,100
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	688,275
	NBC Universal Enterprise, Inc.
390,000	0.953%, 4/15/2018[g,h]	391,853
	NBCUniversal Media, LLC
179,000	2.875%, 4/1/2016	187,457
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	119,165
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	113,341
	Sprint Nextel Corporation
629,634	9.000%, 11/15/2018[g]	738,246
	Telefonica Emisiones SAU
120,000	3.729%, 4/27/2015	123,513
	Univision Communications, Inc.
630,000	6.875%, 5/15/2019[g]	674,100
	UPCB Finance V, Ltd.
630,000	7.250%, 11/15/2021[g]	686,700
	Verizon Communications, Inc.
264,000	2.500%, 9/15/2016	272,101
87,000	1.100%, 11/1/2017	83,817
100,000	5.500%, 2/15/2018	113,266
132,000	2.002%, 9/14/2018[h]	138,798
66,000	3.650%, 9/14/2018	69,544
198,000	6.400%, 9/15/2033	219,882
66,000	6.550%, 9/15/2043	74,510
	Vodafone Group plc
70,000	0.648%, 2/19/2016[h]	69,996
	Wind Acquisition Finance SA
630,000	11.750%, 7/15/2017[g]	669,375

	Total	11,266,071

Consumer Cyclical (0.2%)
	Amazon.com, Inc.
58,000	1.200%, 11/29/2017	56,659
116,000	2.500%, 11/29/2022	105,717
	Chrysler Group, LLC
635,000	8.000%, 6/15/2019	701,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Consumer Cyclical (0.2%) - continued
	Cinemark USA, Inc.
$630,000	4.875%, 6/1/2023	$579,600
	Daimler Finance North America, LLC
330,000	1.125%, 8/1/2018[g,h]	331,714
	Federated Retail Holdings, Inc.
75,000	5.900%, 12/1/2016	84,668
	Ford Motor Company
75,000	7.450%, 7/16/2031	91,530
	Ford Motor Credit Company, LLC
194,000	12.000%, 5/15/2015	226,632
390,000	1.516%, 5/9/2016[h]	395,313
125,000	1.700%, 5/9/2016	124,987
130,000	2.375%, 1/16/2018	128,977
116,000	5.000%, 5/15/2018	127,084
	Gap, Inc.
125,000	5.950%, 4/12/2021	138,501
	General Motors Company
198,000	3.500%, 10/2/2018[g]	197,505
132,000	4.875%, 10/2/2023[g]	129,030
	General Motors Financial Company, Inc.
100,000	2.750%, 5/15/2016[g]	99,750
630,000	3.250%, 5/15/2018[g]	612,675
	Home Depot, Inc.
132,000	4.875%, 2/15/2044	133,103
	Hyundai Capital America
116,000	1.625%, 10/2/2015[g]	116,186
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	615,825
	L Brands, Inc.
630,000	5.625%, 2/15/2022	645,750
	Lennar Corporation
630,000	4.125%, 12/1/2018	601,650
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	56,510
52,000	4.375%, 9/1/2023	52,441
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	119,000
50,000	4.375%, 4/15/2023	45,875
	Toyota Motor Credit Corporation
520,000	0.553%, 5/17/2016[h]	521,365
75,000	1.750%, 5/22/2017	75,717
	TRW Automotive, Inc.
69,000	7.250%, 3/15/2017[g]	79,005
	Viacom, Inc.
99,000	2.500%, 9/1/2018	98,818
	Walgreen Company
201,000	5.250%, 1/15/2019	226,497
	Western Union Company
116,000	2.375%, 12/10/2015	118,565
	Wynn Las Vegas, LLC
630,000	5.375%, 3/15/2022[e]	633,150

	Total	8,271,474

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
58,000	1.750%, 11/6/2017	57,524
	Altria Group, Inc.
121,000	9.700%, 11/10/2018	159,965

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$225,000	7.750%, 1/15/2019	$283,116
	Avon Products, Inc.
50,000	2.375%, 3/15/2016	51,019
	Biomet, Inc.
630,000	6.500%, 8/1/2020	650,475
	Boston Scientific Corporation
180,000	6.000%, 1/15/2020	205,859
	Bunge Limited Finance Corporation
60,000	3.200%, 6/15/2017	62,142
70,000	8.500%, 6/15/2019	87,161
	Celgene Corporation
216,000	1.900%, 8/15/2017	216,724
66,000	2.300%, 8/15/2018	65,970
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	636,300
	ConAgra Foods, Inc.
165,000	1.900%, 1/25/2018	162,841
	Coventry Health Care, Inc.
201,000	5.950%, 3/15/2017	227,866
	CVS Caremark Corporation
73,000	6.125%, 9/15/2039	83,446
	Edwards Lifesciences Corporation
132,000	2.875%, 10/15/2018[c]	131,480
	Endo Pharmaceuticals Holdings, Inc.
630,000	7.000%, 7/15/2019	648,900
	Express Scripts Holding Company
120,000	3.125%, 5/15/2016	125,603
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	645,750
	Gilead Sciences, Inc.
110,000	2.400%, 12/1/2014	112,281
110,000	3.050%, 12/1/2016	116,139
	Hawk Acquisition Sub, Inc.
629,634	4.250%, 10/15/2020[g]	600,513
	Heineken NV
58,000	1.400%, 10/1/2017[g]	57,022
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	881,339
	Kraft Foods, Inc.
165,000	6.500%, 8/11/2017	191,883
	Laboratory Corporation of America Holdings
120,000	2.200%, 8/23/2017	120,045
	Lorillard Tobacco Company
120,000	2.300%, 8/21/2017[e]	118,941
	Mallinckrodt International Finance SA
110,000	3.500%, 4/15/2018[g]	108,233
	Mattel, Inc.
94,000	1.700%, 3/15/2018	92,294
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	170,019
	Merck & Company, Inc.
520,000	0.623%, 5/18/2018[h]	521,914
	Mylan, Inc.
167,000	1.800%, 6/24/2016[g]	167,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Consumer Non-Cyclical (0.3%) - continued
$116,000	7.875%, 7/15/2020[g]	$132,364
	PepsiCo, Inc.
390,000	0.472%, 2/26/2016[h]	390,192
	Pernod-Ricard SA
112,000	2.950%, 1/15/2017[g]	116,197
84,000	5.750%, 4/7/2021[g]	93,702
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[g]	66,031
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[g]	154,111
167,000	3.750%, 1/15/2022[g]	168,330
	Safeway, Inc.
50,000	3.400%, 12/1/2016	51,553
135,000	5.000%, 8/15/2019	140,989
	Spectrum Brands Escrow Corporation
630,000	6.375%, 11/15/2020[g]	656,775
	Tyson Foods, Inc.
150,000	4.500%, 6/15/2022	155,688
	Valeant Pharmaceuticals International
630,000	6.875%, 12/1/2014[g]	666,225
	Zoetis, Inc.
82,000	1.875%, 2/1/2018[g]	81,174

	Total	10,633,786

Energy (0.2%)
	BP Capital Markets plc
390,000	1.846%, 5/5/2017	393,337
174,000	1.375%, 11/6/2017	171,368
132,000	2.241%, 9/26/2018	132,132
	CNOOC, Ltd.
200,000	1.125%, 5/9/2016	197,873
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	628,060
	Continental Resources, Inc.
231,000	4.500%, 4/15/2023	226,669
	EQT Corporation
118,000	8.125%, 6/1/2019	143,166
	Hess Corporation
162,000	8.125%, 2/15/2019	201,594
	Linn Energy, LLC
629,634	6.250%, 11/1/2019[g]	593,430
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[g]	139,125
	Marathon Petroleum Corporation
120,000	3.500%, 3/1/2016	126,030
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	634,725
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	86,353
	Oasis Petroleum, Inc.
630,000	6.875%, 1/15/2023	667,800
	Offshore Group Investment, Ltd.
630,000	7.500%, 11/1/2019	663,075
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	222,553
	Petroleos Mexicanos
100,000	3.500%, 7/18/2018	101,250

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Energy (0.2%) - continued
	Pioneer Natural Resources Company
$60,000	5.875%, 7/15/2016	$66,825
	Range Resources Corporation
630,000	5.000%, 8/15/2022	609,525
	Sinopec Capital 2013, Ltd.
180,000	1.250%, 4/24/2016[g]	178,988
	Suncor Energy, Inc.
107,000	6.100%, 6/1/2018	125,337
	Transocean, Inc.
60,000	5.050%, 12/15/2016	65,753
195,000	6.000%, 3/15/2018	219,719
50,000	6.375%, 12/15/2021	55,578
	Valero Energy Corporation
75,000	9.375%, 3/15/2019	97,165
	Weatherford International, Ltd.
180,000	6.750%, 9/15/2040	186,336

	Total	6,933,766

Financials (0.8%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	134,103
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	291,581
	Aetna, Inc.
134,000	1.500%, 11/15/2017	131,575
	American Express Company
520,000	0.852%, 5/22/2018[h]	519,378
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	77,395
	American International Group, Inc.
275,000	2.375%, 8/24/2015	281,000
272,000	3.800%, 3/22/2017	289,275
	American Tower Trust I
50,000	1.551%, 3/15/2018[g]	48,750
	ANZ National International, Ltd. of London
181,000	3.125%, 8/10/2015[e,g]	188,031
	Associated Banc Corporation
60,000	1.875%, 3/12/2014	60,066
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	132,770
	Bank Nederlandse Gemeenten NV
390,000	1.375%, 3/19/2018[g]	383,755
	Bank of America Corporation
253,000	7.750%, 8/15/2015	280,381
120,000	5.750%, 8/15/2016	132,495
280,000	5.750%, 12/1/2017	315,863
577,000	1.320%, 3/22/2018[h]	578,793
120,000	5.650%, 5/1/2018	135,423
100,000	5.700%, 1/24/2022	111,706
	Bank of Montreal
134,000	1.300%, 7/15/2016	134,608
390,000	0.870%, 4/9/2018[h]	390,347
	Bank of Nova Scotia
390,000	0.654%, 3/15/2016[h]	390,499
100,000	0.950%, 3/15/2016	99,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.8%) - continued
	BB&T Corporation
$67,000	1.114%, 6/15/2018[h]	$67,341
134,000	2.050%, 6/19/2018	133,463
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[g]	146,250
	BBVA US Senior SAU
219,000	4.664%, 10/9/2015	228,023
	Berkshire Hathaway Finance Corporation
160,000	1.600%, 5/15/2017	161,352
390,000	1.300%, 5/15/2018	380,724
	BNP Paribas SA
176,000	2.375%, 9/14/2017	178,376
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	481,926
	Capital One Financial Corporation
116,000	2.150%, 3/23/2015	117,868
260,000	0.700%, 3/22/2016[h]	259,700
47,000	6.150%, 9/1/2016	52,342
	Citigroup, Inc.
242,000	5.000%, 9/15/2014	251,122
201,000	1.226%, 7/25/2016[h]	202,785
300,000	6.000%, 8/15/2017	342,870
185,000	8.500%, 5/22/2019	236,290
94,000	4.050%, 7/30/2022	91,294
	CNA Financial Corporation
145,000	7.350%, 11/15/2019	176,476
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
390,000	0.732%, 3/18/2016[h]	391,358
138,000	3.950%, 11/9/2022	132,406
	Credit Agricole SA
125,000	1.625%, 4/15/2016[c,g]	125,462
	CyrusOne, LP
630,000	6.375%, 11/15/2022	625,275
	DDR Corporation
125,000	9.625%, 3/15/2016	148,259
	Discover Financial Services
226,000	6.450%, 6/12/2017	256,774
	DnB Boligkreditt AS
520,000	1.450%, 3/21/2018[g]	511,888
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	80,000
111,000	5.500%, 5/25/2016[e]	115,856
	Fifth Third Bancorp
136,000	5.450%, 1/15/2017	149,606
	Fifth Third Capital Trust IV
132,000	6.500%, 4/15/2037	131,340
	General Electric Capital Corporation
55,000	1.136%, 5/9/2016[h]	55,525
65,000	1.600%, 11/20/2017	64,588
50,000	0.983%, 4/2/2018[h]	50,287
421,000	6.000%, 8/7/2019	489,952
390,000	1.254%, 3/15/2023[h]	386,226
154,000	6.750%, 3/15/2032	183,691
	Genworth Financial, Inc.
118,000	6.515%, 5/22/2018[e]	133,639
	Goldman Sachs Group, Inc.
281,000	3.700%, 8/1/2015	293,166
307,000	0.700%, 3/22/2016[h]	304,408

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.8%) - continued
$100,000	2.375%, 1/22/2018	$99,291
390,000	1.465%, 4/30/2018[h]	390,870
136,000	7.500%, 2/15/2019	164,325
241,000	5.250%, 7/27/2021	260,076
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	189,658
144,000	5.125%, 4/15/2022	157,603
	HCP, Inc.
75,000	6.300%, 9/15/2016	84,806
67,000	6.000%, 1/30/2017	75,348
75,000	6.700%, 1/30/2018	87,333
145,000	2.625%, 2/1/2020	137,578
	Health Care REIT, Inc.
154,000	4.700%, 9/15/2017	167,576
58,000	2.250%, 3/15/2018	57,393
	HSBC Bank plc
520,000	0.904%, 5/15/2018[g,h]	520,483
	HSBC Finance Corporation
265,000	6.676%, 1/15/2021	302,619
	HSBC USA, Inc.
116,000	1.625%, 1/16/2018	113,707
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,030
	Huntington National Bank
155,000	1.350%, 8/2/2016	154,897
	Icahn Enterprises, LP
629,634	8.000%, 1/15/2018	659,542
	ING Bank NV
116,000	3.750%, 3/7/2017[g]	121,835
	ING Capital Funding Trust III
100,000	3.848%, 12/29/2049[h,k]	96,000
	ING US, Inc.
144,000	2.900%, 2/15/2018	144,587
	International Lease Finance Corporation
249,000	2.204%, 6/15/2016[h]	247,755
	J.P. Morgan Chase & Company
260,000	0.715%, 4/23/2015[h]	260,286
94,000	1.125%, 2/26/2016	93,891
241,000	3.450%, 3/1/2016	253,766
255,000	2.000%, 8/15/2017	255,948
187,000	1.166%, 1/25/2018[h]	188,188
80,000	1.800%, 1/25/2018	78,886
206,000	6.300%, 4/23/2019	241,354
50,000	3.200%, 1/25/2023	46,776
192,000	7.900%, 4/29/2049[k]	208,320
	J.P. Morgan Chase Bank NA
166,000	0.584%, 6/13/2016[h]	164,115
	KeyBank NA
174,000	7.413%, 5/6/2015	189,831
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	62,043
56,000	6.500%, 5/1/2042[g]	60,432
	Liberty Property, LP
189,000	5.500%, 12/15/2016	209,190
	Lloyds TSB Bank plc
116,000	6.500%, 9/14/2020[g]	128,053
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	114,994
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[g]	195,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.8%) - continued
	Morgan Stanley
$120,000	4.750%, 4/1/2014[e]	$122,064
47,000	1.512%, 2/25/2016[h]	47,413
47,000	1.750%, 2/25/2016	47,227
241,000	4.750%, 3/22/2017	260,213
100,000	6.250%, 8/28/2017	113,796
260,000	1.546%, 4/25/2018[h]	260,921
112,000	4.875%, 11/1/2022	112,059
110,000	4.100%, 5/22/2023	102,599
	Murray Street Investment Trust I
305,000	4.647%, 3/9/2017	325,281
	Nederlandse Waterschapsbank NV
520,000	0.750%, 3/29/2016[g]	519,422
	Nomura Holdings, Inc.
390,000	1.704%, 9/13/2016[h]	393,958
242,000	2.000%, 9/13/2016	242,731
	Nordea Eiendomskreditt AS
390,000	2.125%, 9/22/2016[g]	401,271
	Prologis, LP
150,000	7.375%, 10/30/2019	183,861
	Prudential Covered Trust
331,503	2.997%, 9/30/2015[g]	341,901
	Realty Income Corporation
58,000	2.000%, 1/31/2018	56,702
	Regions Bank
305,000	7.500%, 5/15/2018	358,715
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	116,036
58,000	5.000%, 6/1/2021	62,079
	Royal Bank of Canada
550,000	1.125%, 7/22/2016	550,602
201,000	2.200%, 7/27/2018	201,642
	Royal Bank of Scotland Group plc
237,000	5.050%, 1/8/2015	245,744
94,000	2.550%, 9/18/2015	96,017
47,000	6.125%, 12/15/2022	47,349
	Santander US Debt SAU
150,000	3.724%, 1/20/2015[g]	152,124
85,000	3.781%, 10/7/2015[g]	86,695
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	136,014
	SLM Corporation
75,000	3.875%, 9/10/2015	76,500
58,000	6.250%, 1/25/2016	61,770
	SpareBank 1 Boligkreditt AS
520,000	1.250%, 5/2/2018[g]	505,336
	Svensk Exportkredit AB
520,000	1.125%, 4/5/2018	509,392
	Svenska Handelsbanken AB
390,000	0.700%, 3/21/2016[h]	390,886
115,000	3.125%, 7/12/2016	120,527
42,000	1.625%, 3/21/2018	41,207
	Swedbank Hypotek AB
520,000	1.375%, 3/28/2018[e,g]	510,588
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,k]	130,649
	Toronto-Dominion Bank
360,000	2.200%, 7/29/2015[g]	370,836
195,000	0.716%, 9/9/2016[h]	195,344
	UBS AG London
520,000	0.750%, 3/24/2016[g]	516,953

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.8%) - continued
	UBS AG/Stamford, Connecticut
$116,000	5.875%, 12/20/2017	$133,924
	Union Bank NA
264,000	1.500%, 9/26/2016	265,431
	Ventas Realty, LP
198,000	1.550%, 9/26/2016	198,265
	Wachovia Corporation
308,000	5.625%, 10/15/2016	345,108
390,000	0.524%, 6/15/2017[h]	384,919
	WellPoint, Inc.
147,000	1.875%, 1/15/2018	145,712
165,000	2.300%, 7/15/2018	165,076
	Wells Fargo & Company
658,000	1.250%, 7/20/2016	658,289
175,000	2.100%, 5/8/2017	178,665
142,000	1.500%, 1/16/2018	139,731

	Total	31,925,702

Foreign Government (0.1%)
	Asian Development Bank
520,000	0.500%, 6/20/2016	518,388
	Denmark Government International Bond
520,000	0.375%, 4/25/2016[g]	516,828
	Export-Import Bank of Korea
116,000	1.250%, 11/20/2015	116,086
	International Finance Corporation
390,000	0.500%, 5/16/2016	387,959
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	181,405
520,000	0.332%, 3/18/2016[g,h]	519,653
	Kommuninvest i Sverige AB
520,000	0.500%, 6/15/2016[g]	516,750
	Mexico Government International Bond
132,000	4.000%, 10/2/2023[c]	131,175
	Province of Ontario
440,000	1.000%, 7/22/2016	441,050
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	99,820
500,000	0.375%, 3/29/2016[g]	497,650

	Total	3,926,764

Mortgage-Backed Securities (1.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,175,000	3.000%, 10/1/2028[c]	7,416,036
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
496,428	1.967%, 6/1/2043[h]	503,276
7,050,000	3.500%, 10/1/2043[c]	7,155,750
	Federal National Mortgage Association
1,920,033	2.084%, 1/1/2043[h]	1,956,232
3,503,222	2.067%, 3/1/2043[h]	3,570,339
2,920,136	1.755%, 7/1/2043[h]	2,931,875
1,138,595	1.759%, 7/1/2043[h]	1,138,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Mortgage-Backed Securities (1.8%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$7,175,000	2.500%, 10/1/2028[c]	$7,215,359
	Federal National Mortgage Association Conventional 30-Yr. Pass Though
1,272,772	1.992%, 7/1/2043[h]	1,290,444
856,085	2.017%, 7/1/2043[h]	868,298
746,943	2.120%, 8/1/2043[h]	759,316
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,512,500	3.000%, 10/1/2043[c]	3,431,273
13,925,000	3.500%, 10/1/2043[c]	14,175,216
13,200,000	4.000%, 10/1/2043[c]	13,845,562
3,206,000	4.500%, 11/1/2043[c]	3,414,390

	Total	69,671,504

Technology (0.1%)
	Apple, Inc.
520,000	0.516%, 5/3/2018[h]	517,895
50,000	2.400%, 5/3/2023	45,259
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	92,117
	EMC Corporation
196,000	1.875%, 6/1/2018	195,263
	First Data Corporation
630,000	7.375%, 6/15/2019[g]	663,075
	Hewlett-Packard Company
120,000	2.125%, 9/13/2015	121,721
136,000	2.600%, 9/15/2017	137,328
100,000	3.750%, 12/1/2020	97,194
	Intel Corporation
116,000	4.000%, 12/15/2032	106,599
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	625,275
	Oracle Corporation
116,000	1.200%, 10/15/2017	113,928
584,000	0.848%, 1/15/2019[h]	587,939
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	93,812
	Tyco Electronics Group SA
234,000	6.550%, 10/1/2017	269,817
	Xerox Corporation
120,000	7.200%, 4/1/2016	135,977

	Total	3,803,199

Transportation (0.1%)
	American Airlines Pass Through Trust
150,000	4.950%, 1/15/2023[g]	150,375
	Avis Budget Car Rental, LLC
630,000	8.250%, 1/15/2019	683,550
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	78,735
76,000	5.750%, 3/15/2033	81,346
	Continental Airlines, Inc.
165,000	4.150%, 4/11/2024	161,803

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Transportation (0.1%) - continued
	CSX Corporation
$126,000	6.250%, 4/1/2015	$136,132
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	181,798
114,984	4.950%, 5/23/2019	122,171
28,929	4.750%, 5/7/2020	30,538
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	115,472
67,000	2.800%, 11/1/2018[g]	67,476
	Kansas City Southern de Mexico SA de CV
100,000	2.350%, 5/15/2020[g]	95,335

	Total	1,904,731

U.S. Government and Agencies (3.8%)
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[g]	184,811
	Federal Agricultural Mortgage Corporation
360,000	2.125%, 9/15/2015	371,805
	Federal Home Loan Banks
4,120,000	0.375%, 6/24/2016	4,098,292
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,835,000	1.375%, 5/1/2020[e]	2,698,166
	Federal National Mortgage Association
700,000	4.375%, 10/15/2015	756,070
2,830,000	0.375%, 7/5/2016	2,804,949
1,870,000	1.375%, 11/15/2016	1,901,150
1,535,000	0.875%, 5/21/2018	1,491,322
405,000	6.250%, 5/15/2029	518,351
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	425,107
	U.S. Treasury Bonds
920,000	7.625%, 2/15/2025	1,358,725
4,550,000	6.500%, 11/15/2026	6,299,616
2,900,000	5.250%, 11/15/2028	3,625,905
2,050,000	4.375%, 5/15/2040	2,319,702
18,695,000	3.000%, 5/15/2042	16,381,494
450,000	2.875%, 5/15/2043	381,938
	U.S. Treasury Bonds, TIPS
99,139	2.375%, 1/15/2025	118,324
64,845	2.125%, 2/15/2040	76,730
	U.S. Treasury Notes
175,000	0.250%, 4/30/2014	175,178
4,000,000	0.750%, 6/15/2014	4,018,436
5,510,000	0.375%, 2/15/2016	5,504,402
1,390,000	2.625%, 2/29/2016	1,462,975
1,035,000	1.000%, 10/31/2016	1,044,622
3,350,000	3.250%, 3/31/2017	3,626,114
535,000	0.625%, 5/31/2017	528,981
3,500,000	1.000%, 5/31/2018	3,455,158
7,000,000	1.375%, 1/31/2020	6,804,763
6,490,000	1.625%, 8/15/2022	6,045,837
2,350,000	1.750%, 5/15/2023	2,177,606
	U.S. Treasury Notes, TIPS
29,305,051	0.125%, 4/15/2018	30,188,804
603,760	0.125%, 1/15/2022	596,167
35,647,665	0.125%, 1/15/2023	34,678,510

	Total	146,120,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
U.S. Municipals (0.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
$1,248,000	5.125%, 6/1/2024	$1,061,561
	Dallas/Fort Worth Texas International Airport Revenue Bonds
2,170,000	5.000%, 11/1/2038	2,065,710
	Los Angeles Department Of Water & Power Revenue Bonds
2,712,000	5.000%, 7/1/2043	2,779,366
	Massachusetts Bay Transportation Authority Revenue Bonds
1,615,000	5.000%, 7/1/2041	1,697,769
	Massachusetts Development Finance Agency Revenue Bonds
1,546,000	5.000%, 10/1/2048	1,565,418
	Massachusetts School Building Authority Sales Tax Revenue Bonds
2,170,000	5.000%, 5/15/2043	2,265,892
	Metropolitan Transportation Authority Transportation Revenue Bonds
2,170,000	5.000%, 11/15/2043	2,189,682
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
922,000	5.000%, 7/1/2040	926,121
	New Jersey Transportation Trust Fund Authority Revenue Bonds
2,713,000	5.000%, 6/15/2042	2,756,815
	New Jersey Turnpike Authority Turnpike Revenue Bonds
870,000	5.000%, 1/1/2043	886,600
	New York City Transitional Finance Authority Revenue Bonds
2,025,000	5.000%, 5/1/2042	2,107,802
	New York City Water & Sewer System Finance Authority Revenue Bonds
2,170,000	5.000%, 6/15/2047	2,240,590
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
1,301,000	5.000%, 3/15/2042	1,349,046
	North Texas Tollway Authority System Revenue Refunding Bonds
2,170,000	5.000%, 1/1/2042	2,175,642
	San Diego County Regional Airport Authority Airport Revenue Bonds
1,871,000	5.000%, 7/1/2038	1,824,169

Principal Amount	Long-Term Fixed Income (10.9%)	Value
U.S. Municipals (0.9%) - continued
	South Carolina State Public Service Authority Revenue Bonds
$2,170,000	5.000%, 12/1/2043	$2,209,559
	State of California Various Purpose General Obligation Bonds
1,085,000	5.000%, 9/1/2036	1,122,812
542,000	5.000%, 4/1/2042	554,043
542,000	5.000%, 2/1/2043	554,542
	University of Massachusetts Building Authority Project Revenue Bonds
1,736,000	5.000%, 11/1/2039	1,813,200

	Total	34,146,339

Utilities (0.2%)
	AES Corporation
630,000	7.375%, 7/1/2021	693,000
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	113,959
	Atlas Pipeline Partners, LP
630,000	4.750%, 11/15/2021[g]	569,362
	Dayton Power and Light Company
132,000	1.875%, 9/15/2016[g]	133,027
	DCP Midstream Operating, LP
58,000	2.500%, 12/1/2017	57,456
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	167,552
	Enel Finance International NV
137,000	3.875%, 10/7/2014[g]	140,302
84,000	6.250%, 9/15/2017[g]	92,949
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	63,944
180,000	4.650%, 6/1/2021	184,808
	Enterprise Products Operating, LLC
180,000	1.250%, 8/13/2015	180,945
	Exelon Corporation
135,000	4.900%, 6/15/2015	143,438
	Exelon Generation Company, LLC
150,000	5.200%, 10/1/2019	164,279
	Iberdrola Finance Ireland, Ltd.
100,000	3.800%, 9/11/2014[g]	102,384
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	171,767
67,000	4.050%, 7/1/2023	66,373
	MidAmerican Energy Holdings Company
120,000	6.500%, 9/15/2037	141,739
	NextEra Energy Capital Holdings, Inc.
180,000	1.200%, 6/1/2015	180,963
	NiSource Finance Corporation
166,000	6.800%, 1/15/2019	195,625
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,076
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	617,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Utilities (0.2%) - continued
	ONEOK Partners, LP
$165,000	3.200%, 9/15/2018	$168,108
113,000	8.625%, 3/1/2019	142,529
99,000	5.000%, 9/15/2023	101,595
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	203,317
	PPL Capital Funding, Inc.
231,000	1.900%, 6/1/2018	226,738
54,000	3.500%, 12/1/2022	51,080
	Sempra Energy
177,000	6.150%, 6/15/2018	206,674
	Spectra Energy Partners, LP
66,000	2.950%, 9/25/2018	67,087
66,000	4.750%, 3/15/2024	68,010
	Williams Partners, LP
60,000	7.250%, 2/1/2017	69,859

	Total	5,559,345

	Total Long-Term Fixed Income (cost $415,691,782)	413,850,444

Shares	Preferred Stock (<0.1%)	Value
Health Care (<0.1%)
1,000	Draegerwerk AG & Company KGaA	127,346

	Total	127,346

	Total Preferred Stock (cost $127,581)	127,346

Shares	Collateral Held for Securities Loaned (0.9%)	Value
35,709,057	Thrivent Cash Management Trust	35,709,057

	Total Collateral Held for Securities Loaned (cost $35,709,057)	35,709,057

Shares or Principal Amount	Short-Term Investments (11.3%)	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.055%, 10/9/2013[l]	3,999,951
3,000,000	0.055%, 10/23/2013[l]	2,999,899
14,500,000	0.027%, 10/25/2013[l]	14,499,760
20,000,000	0.040%, 11/6/2013[l]	19,999,200
15,000,000	0.070%, 11/8/2013[l]	14,998,892
39,211,000	0.055%, 11/13/2013[l]	39,208,424
55,000,000	0.075%, 11/13/2013[l]	54,995,073
19,700,000	0.093%, 11/22/2013[f,l]	19,697,354
23,000,000	0.030%, 11/27/2013[l]	22,998,892
3,000,000	0.040%, 11/29/2013[l]	2,999,803
9,500,000	0.059%, 12/4/2013[f,l]	9,499,004
200,000	0.065%, 12/6/2013[f,l]	199,976
7,500,000	0.035%, 12/11/2013[l]	7,499,482
75,000,000	0.040%, 12/13/2013[l]	74,993,917
4,000,000	0.025%, 12/18/2013[l]	3,999,783
100,000	0.095%, 1/15/2014[f,l]	99,972

Shares or Principal Amount	Short-Term Investments (11.3%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.005%, 10/21/2013[l]	$3,999,989
5,000,000	0.105%, 11/6/2013[l]	4,999,475
64,500,000	0.070%, 11/12/2013[l]	64,494,732
3,000,000	0.075%, 11/18/2013[l]	2,999,700
500,000	0.095%, 12/2/2013[f,l]	499,918
100,000	0.110%, 12/3/2013[f,l]	99,981
3,430,000	0.070%, 12/20/2013[l]	3,429,466
	Federal National Mortgage Association Discount Notes
14,000,000	0.075%, 10/2/2013[l]	13,999,971
29,100,000	0.054%, 12/4/2013[f,l]	29,097,221
10,000,000	0.020%, 1/7/2014[l]	9,999,456
	Straight-A Funding, LLC
3,000,000	0.070%, 10/7/2013[l]	2,999,965
	U.S. Treasury Bills
900,000	0.062%, 12/26/2013[l]	899,866

	Total Short-Term Investments (at amortized cost)	430,209,122

	Total Investments (cost $3,523,777,753) 102.1%	$3,884,060,305

	Other Assets and Liabilities, Net (2.1%)	(81,512,579)

	Total Net Assets 100.0%	$3,802,547,726

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At September 30, 2013, $36,947,586 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $37,908,594 or 1.0% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$493,160
FNA Trust	4/29/2013	523,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$399,283,808
Gross unrealized depreciation	(39,001,256)

Net unrealized appreciation (depreciation)	$360,282,552

Cost for federal income tax purposes	$3,523,777,753

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,434,600	–	4,434,600	–
Capital Goods	3,396,222	–	3,396,222	–
Communications Services	29,281,391	–	29,281,391	–
Consumer Cyclical	9,530,023	–	9,530,023	–
Consumer Non-Cyclical	10,844,728	–	10,844,728	–
Energy	4,871,025	–	4,871,025	–
Financials	2,691,531	–	2,691,531	–
Technology	5,650,849	–	5,650,849	–
Transportation	3,214,532	–	3,214,532	–
Utilities	2,936,102	–	2,936,102	–
Mutual Funds
Equity Mutual Funds	1,551,038,316	1,551,038,316	–	–
Fixed Income Mutual Funds	303,554,801	303,554,801	–	–
Common Stock
Consumer Discretionary	170,140,908	164,026,590	6,114,318	–
Consumer Staples	67,425,311	59,957,951	7,467,360	–
Energy	124,813,357	123,770,196	1,043,161	–
Financials	189,566,854	181,173,651	8,393,203	–
Health Care	126,343,921	122,294,636	4,049,285	–
Industrials	128,833,881	122,784,145	6,049,736	–
Information Technology	206,658,042	205,795,826	862,216	–
Materials	30,112,156	29,519,663	592,493	–
Telecommunications Services	9,653,169	7,306,099	2,347,070	–
Utilities	19,172,617	17,795,356	1,377,261	–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Long-Term Fixed Income
Asset-Backed Securities	22,484,545	–	20,831,830	1,652,715
Basic Materials	4,913,584	–	4,913,584	–
Capital Goods	3,072,475	–	3,072,475	–
Collateralized Mortgage Obligations	20,652,505	–	20,652,505	–
Commercial Mortgage-Backed
Securities	28,564,644	–	28,564,644	–
Communications Services	11,266,071	–	11,266,071	–
Consumer Cyclical	8,271,474	–	8,271,474	–
Consumer Non-Cyclical	10,633,786	–	10,633,786	–
Energy	6,933,766	–	6,933,766	–
Financials	31,925,702	–	31,925,702	–
Foreign Government	3,926,764	–	3,926,764	–
Mortgage-Backed Securities	69,671,504	–	69,671,504	–
Technology	3,803,199	–	3,803,199	–
Transportation	1,904,731	–	1,904,731	–
U.S. Government and Agencies	146,120,010	–	146,120,010	–
U.S. Municipals	34,146,339	–	34,146,339	–
Utilities	5,559,345	–	5,559,345	–
Preferred Stock
Health Care	127,346	–	127,346	–
Collateral Held for Securities Loaned	35,709,057	35,709,057	–	–
Short-Term Investments	430,209,122	–	430,209,122	–

Total	$3,884,060,305	$2,924,726,287	$957,681,303	$1,652,715

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,094,892	794,209	2,300,683	–

Total Asset Derivatives	$3,094,892	$794,209	$2,300,683	$–

Liability Derivatives
Futures Contracts	6,339,400	6,339,400	–	–

Total Liability Derivatives	$6,339,400	$6,339,400	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	December 2013	($24,165,290)	($24,229,220)	($63,930)
5-Yr. U.S. Treasury Bond Futures	(560)	December 2013	(66,957,666)	(67,786,253)	(828,587)
10-Yr. U.S. Treasury Bond Futures	(135)	December 2013	(16,748,026)	(17,062,735)	(314,709)
30-Yr. U.S. Treasury Bond Futures	290	December 2013	38,088,307	38,678,750	590,443
Eurex EURO STOXX 50 Futures	5,341	December 2013	205,723,600	208,024,283	2,300,683
Mini MSCI EAFE Index Futures	125	December 2013	11,141,234	11,345,000	203,766
Russell 2000 Index Mini-Futures	(828)	December 2013	(86,627,596)	(88,711,920)	(2,084,324)
S&P 400 Index Mini-Futures	(1,415)	December 2013	(173,482,014)	(175,544,900)	(2,062,886)
S&P 500 Index Futures	753	December 2013	316,171,939	315,186,975	(984,964)
Total Futures Contracts					($3,244,508)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Partner Small Cap Growth	$70,145,452	$1,751,629	$–	5,165,495	$93,392,144	$–
Partner Small Cap Value	73,284,587	1,944,564	3,500,000	3,387,094	86,743,813	1,542,643
Small Cap Stock	59,414,925	250,023	–	4,544,703	72,711,607	250,023
Partner Mid Cap Value	91,117,912	5,641,827	–	6,555,161	112,200,106	1,049,954
Mid Cap Stock	184,608,248	800,789	–	14,161,368	226,754,655	800,789
Partner Worldwide Allocation	403,235,751	114,024	–	46,799,927	444,636,751	114,024
Large Cap Value	225,228,272	3,944,833	–	19,051,500	275,501,835	3,944,833
Large Cap Stock	201,835,703	2,678,067	–	22,150,339	239,097,405	2,678,067
Growth and Income Plus	22,177,546	518,188	25,619,980	–	–	518,188
High Yield	118,287,065	5,695,755	305,236	24,491,821	122,052,541	5,695,746
Income	149,352,272	4,345,419	7,827,330	13,540,709	139,355,563	4,042,798
Limited Maturity Bond	46,577,538	496,878	4,444,189	4,295,161	42,146,697	500,744
Cash Management Trust- Collateral Investment	34,779,781	148,875,684	147,946,408	35,709,057	35,709,057	324,511
Cash Management Trust- Short Term Investment	333,230,361	310,290,556	643,520,917	–	–	148,813
Total Value and Income Earned	2,013,275,413				1,890,302,174	21,611,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$2,985,000	3.500%, 5/31/2020	$2,843,212
	FMG Resources August 2006 Pty., Ltd., Term Loan
2,197,800	5.250%, 10/18/2017	2,202,899
	HCA, Inc., Term Loan
1,500,000	2.998%, 3/31/2017	1,497,315
	Ineos Group Holdings, Ltd., Term Loan
3,909,251	4.000%, 5/2/2018	3,862,575
	MRC Global, Inc., Term Loan
1,678,050	6.000%, 11/8/2019	1,684,343
	Tronox Pigments BV, Term Loan
1,286,775	4.500%, 2/8/2018	1,292,334
	US Coatings Acquisition, Inc., Term Loan
2,985,000	4.750%, 2/1/2020	2,993,388

	Total	16,376,066

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
2,357,188	4.250%, 10/9/2019	2,354,618
	Berry Plastics Group, Inc., Term Loan
6,387,900	3.500%, 2/8/2020	6,312,842
	Silver II Borrower, Term Loan
1,697,175	4.000%, 12/13/2019	1,680,204

	Total	10,347,664

Communications Services (1.6%)
	Atlantic Broadband Penn, LLC, Term Loan
1,341,450	3.250%, 11/30/2019	1,326,922
	Cequel Communications, LLC, Term Loan
2,144,116	3.500%, 2/14/2019	2,138,992
	Charter Communications Operating, LLC, Term Loan
857,850	3.000%, 7/1/2020	847,590
4,488,750	3.000%, 12/21/2020	4,436,366
	Clear Channel Communications, Inc., Term Loan
1,235,831	3.829%, 1/29/2016	1,162,608
3,645,169	6.929%, 1/30/2019	3,377,249
	Cricket Communications, Inc., Term Loan
332,488	4.750%, 10/10/2019	332,072
4,638,375	4.750%, 3/8/2020	4,634,247
	Cumulus Media Holdings, Inc., Term Loan
3,232,377	4.500%, 9/17/2018	3,249,347
	Fairpoint Communications, Term Loan
4,258,600	7.500%, 2/14/2019	4,285,812
	Grande Communications Networks, LLC, Term Loan
2,603,475	4.500%, 5/29/2020	2,594,805
	Hargray Communications Group, Inc., Term Loan
3,700,725	4.750%, 6/25/2019	3,706,905

Principal Amount	Bank Loans (4.3%)[a]	Value
Communications Services (1.6%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$2,596,950	5.250%, 2/22/2019	$2,609,935
1,010,000	9.750%, 2/21/2020	1,034,462
	Intelsat Jackson Holdings SA, Term Loan
2,353,865	4.250%, 4/2/2018	2,355,630
	Level 3 Financing, Inc., Term Loan
3,305,000	4.750%, 8/1/2019	3,298,787
3,305,000	0.000%, 1/15/2020[b,c]	3,298,787
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,673,813	6.000%, 6/9/2017	1,677,997
	LTS Buyer, LLC, Term Loan
1,935,150	4.500%, 4/13/2020	1,940,588
215,000	8.000%, 4/12/2021	217,150
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,422,800	9.000%, 3/22/2019	3,458,637
	Mediacom Communications Corporation, Term Loan
1,341,450	4.000%, 1/20/2020	1,340,618
	NEP Broadcasting, LLC, Term Loan
9,369,200	4.750%, 1/22/2020	9,386,814
242,857	9.500%, 8/18/2020	247,260
	NTelos, Inc., Term Loan
1,262,250	5.750%, 11/9/2019	1,254,992
	SBA Senior Finance II, LLC, Term Loan
373,902	3.750%, 9/28/2019	373,528
	Syniverse Holdings, Inc., Term Loan
3,315,763	4.000%, 4/23/2019	3,299,185
	TNS, Inc., Term Loan
5,710,370	5.000%, 2/14/2020	5,746,060
	Univision Communications, Inc., Term Loan
1,081,821	4.500%, 2/28/2020	1,077,429
1,875,575	4.500%, 2/28/2020	1,867,960
855,700	4.500%, 3/1/2020	851,062
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	3.500%, 6/8/2020	7,451,025
	Visant Corporation, Term Loan
3,825,017	5.250%, 12/22/2016	3,702,770
	WideOpenWest Finance, LLC, Term Loan
5,671,500	4.750%, 3/26/2019	5,704,111
	Yankee Cable Acquisition, LLC, Term Loan
3,852,173	5.250%, 8/26/2016	3,863,729
	Zayo Group, LLC, Term Loan
6,039,108	4.500%, 7/2/2019	6,035,666

	Total	104,187,097

Consumer Cyclical (0.7%)
	Bally Technologies, Inc., Term Loan
2,780,000	0.000%, 8/21/2020[b,c]	2,775,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,971,354	4.250%, 2/23/2017	$1,970,861
	Cenveo Corporation, Term Loan
2,427,800	6.250%, 2/13/2017	2,435,885
	Ceridian Corporation, Term Loan
1,430,000	4.429%, 5/9/2017	1,429,113
	Chrysler Group, LLC, Term Loan
2,930,012	4.250%, 5/24/2017	2,947,593
	Hilton Worldwide Finance, LLC, Term Loan
8,350,000	0.000%, 9/23/2020[b,c]	8,334,803
	J.C. Penney Corporation, Inc., Term Loan
3,970,050	6.000%, 5/22/2018	3,844,636
	MGM Resorts International, Term Loan
2,649,975	3.500%, 12/20/2019	2,636,301
	ROC Finance, LLC, Term Loan
6,230,000	3.965%, 6/20/2019	6,224,144
	Scientific Games International, Inc., Term Loan
5,700,000	0.000%, 5/22/2020[b,c]	5,650,125
	Seminole Indian Tribe of Florida, Term Loan
1,558,475	3.000%, 4/29/2020	1,552,631
	Seven Seas Cruises S de RL, LLC, Term Loan
3,012,000	4.750%, 12/21/2018	3,027,060
	Toys R Us, Inc., Term Loan
2,594,293	5.250%, 5/25/2018	2,446,755

	Total	45,275,570

Consumer Non-Cyclical (0.6%)
	Albertsons, LLC, Term Loan
3,300,000	0.000%, 3/21/2019[b,c]	3,281,454
3,646,675	4.750%, 3/21/2019	3,635,297
	Biomet, Inc., Term Loan
2,593,500	0.000%, 7/25/2017[b,c]	2,601,203
	CHS/Community Health Systems, Inc., Term Loan
1,695,000	3.760%, 1/25/2017	1,692,644
	Del Monte Corporation, Term Loan
843,718	4.000%, 3/8/2018	839,710
	DJO Finance, LLC, Term Loan
2,960,226	4.750%, 9/15/2017	2,964,666
	Grifols, Inc., Term Loan
1,667,402	4.250%, 6/1/2017	1,673,822
	Hologic, Inc., Term Loan
1,776,299	3.750%, 8/1/2019	1,775,980
	JBS USA, LLC, Term Loan
3,195,850	3.750%, 5/25/2018	3,179,871
	Reynolds Group Holdings, Inc., Term Loan
336,600	4.750%, 9/28/2018	336,926
	Rite Aid Corporation, Term Loan
636,800	4.000%, 2/7/2020	635,367
1,285,000	5.750%, 8/21/2020	1,314,979
	Roundy’s Supermarkets, Inc., Term Loan
2,879,539	12.370%, 2/13/2019	2,816,794

Principal Amount	Bank Loans (4.3%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Supervalu, Inc., Term Loan
$8,227,697	4.869%, 3/21/2019[b,c]	$8,196,843
	Van Wagner Communications, LLC, Term Loan
2,378,050	6.250%, 8/3/2018	2,410,748
	Warner Chilcott Corporation, Term Loan
179,797	4.250%, 3/15/2018	179,604
228,161	4.250%, 3/15/2018	227,917
99,328	4.250%, 3/15/2018	99,222

	Total	37,863,047

Energy (0.2%)
	Arch Coal, Inc., Term Loan
2,515,301	5.750%, 5/16/2018	2,438,282
	Chesapeake Energy Corporation, Term Loan
5,600,000	5.750%, 12/2/2017	5,692,736
	Fieldwood Energy, LLC, Term Loan
660,000	0.000%, 9/25/2018[b,c]	657,321
2,100,000	0.000%, 9/25/2018[b,c]	2,095,632
	Offshore Group Investment, Ltd., Term Loan
3,368,075	5.750%, 3/28/2019	3,405,966
	Pacific Drilling SA, Term Loan
2,418,937	4.500%, 6/3/2018	2,426,799

	Total	16,716,736

Financials (0.2%)
	GEO Group, Inc., Term Loan
858,847	3.250%, 4/3/2020	860,995
	Harland Clarke Holdings Corporation, Term Loan
4,640,813	7.000%, 5/22/2018	4,579,925
	MoneyGram International, Inc., Term Loan
3,427,775	4.250%, 3/27/2020	3,423,490
	WaveDivision Holdings, LLC, Term Loan
3,632,550	4.000%, 10/12/2019	3,627,101

	Total	12,491,511

Technology (0.3%)
	First Data Corporation Extended, Term Loan
7,025,000	4.184%, 3/23/2018	6,949,481
	First Data Corporation, Term Loan
1,355,000	4.184%, 9/24/2018	1,340,434
	Freescale Semiconductor, Inc., Term Loan
3,089,475	5.000%, 2/13/2020	3,098,836
3,150,000	5.000%, 1/15/2021	3,150,977
	Infor US, Inc., Term Loan
1,652,596	5.250%, 4/5/2018	1,659,487
	SunGard Data Systems, Inc., Term Loan
3,855,625	4.500%, 1/31/2020	3,894,104

	Total	20,093,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Transportation (0.2%)
	American Airlines, Inc., Term Loan
$3,700,725	4.750%, 6/21/2019	$3,669,121
	American Petroleum Tankers Parent, LLC, Term Loan
989,398	4.750%, 9/28/2019	991,872
	Delta Air Lines, Inc., Term Loan
3,138,298	4.250%, 4/20/2017	3,146,143
	U.S. Airways, Inc., Term Loan
660,000	4.250%, 5/21/2019	655,287
	United Air Lines, Inc., Term Loan
2,144,225	4.000%, 4/1/2019	2,152,266

	Total	10,614,689

Utilities (0.1%)
	Calpine Corporation, Term Loan
635,114	4.000%, 4/1/2018	635,172
2,682,900	4.000%, 10/9/2019	2,680,888
	Intergen NV, Term Loan
1,715,700	5.500%, 6/5/2020	1,708,545
	NGPL PipeCo, LLC, Term Loan
2,382,591	6.750%, 9/15/2017	2,124,485

	Total	7,149,090

	Total Bank Loans (cost $281,168,648)	281,114,789

Shares	Mutual Funds (43.5%)	Value
Equity Mutual Funds (25.4%)
53,352,913	Thrivent Partner Worldwide Allocation Portfolio	506,895,351
5,821,599	Thrivent Partner Small Cap Growth Portfolio	105,254,516
4,368,749	Thrivent Partner Small Cap Value Portfolio	111,884,087
3,609,909	Thrivent Small Cap Stock Portfolio	57,755,657
6,230,477	Thrivent Partner Mid Cap Value Portfolio	106,642,718
11,698,088	Thrivent Mid Cap Stock Portfolio	187,312,129
26,506,659	Thrivent Large Cap Value Portfolio	383,310,138
20,525,262	Thrivent Large Cap Stock Portfolio	221,555,841

	Total	1,680,610,437

Fixed Income Mutual Funds (18.1%)
38,097,322	Thrivent High Yield Portfolio	189,854,195
59,721,104	Thrivent Income Portfolio	614,625,709
40,192,304	Thrivent Limited Maturity Bond
	Portfolio	394,391,001

	Total	1,198,870,905

	Total Mutual Funds (cost $2,623,234,667)	2,879,481,342

Shares	Common Stock (21.4%)	Value
Consumer Discretionary (3.3%)
39,800	888 Holdings Public Company, Ltd.	107,307
12,899	Abercrombie & Fitch Company	456,238
50,692	Amazon.com, Inc.[d]	15,848,347

Shares	Common Stock (21.4%)	Value
Consumer Discretionary (3.3%) - continued
23,000	AutoZone, Inc.[d]	$9,722,790
56,150	CBS Corporation	3,097,234
9,100	Charter Communications, Inc.[d]	1,226,316
59,000	Cheesecake Factory, Inc.	2,593,050
21,600	Cineworld Group plc	132,833
545,294	Comcast Corporation	24,620,024
2,700	Continental AG	457,719
4,988	CST Brands, Inc.	148,642
20,000	Daihatsu Motor Company, Ltd.	388,672
56,200	Dana Holding Corporation	1,283,608
5,302	Darden Restaurants, Inc.	245,430
158,800	David Jones, Ltd.	428,527
141,808	Delphi Automotive plc	8,284,423
10,400	Dillard’s, Inc.	814,320
19,827	Discovery Communications, Inc.[d]	1,673,795
21,100	DISH Network Corporation	949,711
31,220	Dollar Tree, Inc.[d]	1,784,535
23,052	Finish Line, Inc.	573,303
35,456	Foot Locker, Inc.	1,203,377
32,300	Gannett Company, Inc.	865,317
39,948	GNC Holdings, Inc.	2,182,359
6,900	Gtech SPA	197,435
72,700	Halfords Group plc	463,046
27,260	Harley-Davidson, Inc.	1,751,182
13,418	Hasbro, Inc.[e]	632,525
154,400	Home Depot, Inc.	11,711,240
13,060	HomeAway, Inc.[d,e]	365,680
65,676	Ignite Restaurant Group, Inc.[d]	1,019,292
166,700	ITV plc	473,025
12,535	L Brands, Inc.	765,889
268,265	Las Vegas Sands Corporation	17,818,161
40,106	LifeLock, Inc.[d]	594,772
87,000	Link REIT	425,355
261,070	Lowe’s Companies, Inc.	12,429,543
21,439	M/I Homes, Inc.[d]	442,072
48,000	Macy’s, Inc.	2,076,960
77,130	Marriott International, Inc.	3,244,088
18,600	Marriott Vacations Worldwide Corporation[d]	818,400
67,485	MDC Partners, Inc.	1,888,230
57,600	Meredith Corporation[e]	2,742,912
10,200	Michael Kors Holdings, Ltd.[d]	760,104
18,500	Mitchells & Butlers plc[d]	122,992
16,500	N Brown Group plc	140,214
7,500	Netflix, Inc.[d]	2,319,075
198,570	News Corporation	6,632,238
54,980	Nexstar Broadcasting Group, Inc.	2,446,885
198,300	NIKE, Inc.	14,404,512
14,300	Omnicom Group, Inc.	907,192
5,043	O’Reilly Automotive, Inc.[d]	643,436
11,700	Pandora AS	483,229
31,530	Papa John’s International, Inc.	2,203,316
13,200	Penn National Gaming, Inc.[d]	730,752
7,352	PetSmart, Inc.	560,664
58,652	Pier 1 Imports, Inc.	1,144,887
2,300	Priceline.com, Inc.[d]	2,325,185
26,500	Regal Entertainment Group[e]	502,970
6,400	Renault SA	510,398
8,140	Ross Stores, Inc.	592,592
20,700	Safilo Group SPA[d]	406,591
9,200	Scripps Networks Interactive	718,612
168,000	SJM Holdings, Ltd.	473,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (21.4%)	Value
Consumer Discretionary (3.3%) - continued
104,900	Smith & Wesson Holding Corporation[d,e]	$1,152,851
61,200	Southern Cross Media Group, Ltd.	100,963
33,800	Staples, Inc.	495,170
38,000	Starwood Hotels & Resorts Worldwide, Inc.	2,525,100
11,900	Sturm, Ruger & Company, Inc.[e]	745,297
5,200	Takkt AG	98,030
9,000	Target Corporation	575,820
16,000	Tempur-Pedic International, Inc.[d]	703,360
15,700	The Restaurant Group plc	135,176
175,700	Thomas Cook Group plc[d]	436,703
56,710	Time Warner Cable, Inc.	6,328,836
15,300	TJX Companies, Inc.	862,767
50,670	Toll Brothers, Inc.[d]	1,643,228
67,600	TomTom NVd	483,372
14,300	Toyota Motor Corporation	917,167
19,782	Tractor Supply Company	1,328,757
61,103	Tuesday Morning Corporation[d]	933,043
412,200	Twenty-First Century Fox, Inc.	13,808,700
4,770	Under Armour, Inc.[d,e]	378,977
12,300	Urban Outfitters, Inc.[d]	452,271
15,100	USS Company, Ltd.	218,637
16,100	Valassis Communications, Inc.[e]	464,968
1,300	Valeo SA	110,961
1,203	VF Corporation	239,457
17,800	Wolters Kluwer NV	458,927
47,200	Wyndham Worldwide Corporation	2,877,784
3,780	Wynn Resorts, Ltd.	597,278

	Total	217,050,510

Consumer Staples (1.4%)
92,800	Altria Group, Inc.	3,187,680
8,438	Andersons, Inc.	589,816
67,500	Anheuser-Busch InBev NV ADR	6,696,000
40,085	Annie’s, Inc.[d,e]	1,968,174
77,400	Archer-Daniels-Midland Company	2,851,416
6,420	Beam, Inc.	415,053
84,445	British American Tobacco plc ADR[e]	8,879,392
9,900	Brown-Forman Corporation	674,487
35,400	Bunge, Ltd.	2,687,214
43,900	Campbell Soup Company[e]	1,787,169
50,600	Colgate-Palmolive Company	3,000,580
4,900	Cranswick plc	92,929
192,760	CVS Caremark Corporation	10,939,130
2,995	Energizer Holdings, Inc.	272,994
90,900	Greencore Group plc	217,059
10,420	Hain Celestial Group, Inc.[d]	803,590
4,800	Henkel AG & Company KGaA	494,678
4,500	Herbalife, Ltd.[e]	313,965
74,468	Ingredion, Inc.	4,927,548
35,970	Kimberly-Clark Corporation	3,389,093
17,800	Koninklijke (Royal) Ahold NV	308,389
52,417	Kraft Foods Group, Inc.	2,748,747
78,200	Kroger Company	3,154,588
2,495	Leroy Seafood Group ASA	70,695
6,200	Mandom Corporation	216,996
157,362	Mondelez International, Inc.	4,944,314
12,780	Monster Beverage Corporation[d]	667,755

Shares	Common Stock (21.4%)	Value
Consumer Staples (1.4%) - continued
119,800	Nestle SA	$8,354,148
40,316	Philip Morris International, Inc.	3,490,962
96,514	Procter & Gamble Company	7,295,493
1,000	Royal Unibrew AS	118,808
10,700	Safeway, Inc.	342,293
27,300	Wal-Mart Stores, Inc.	2,019,108
83,440	WhiteWave Foods Company[d,e]	1,666,297
20,676	Whole Foods Market, Inc.	1,209,546
16,400	Woolworths, Ltd.	535,920

	Total	91,332,026

Energy (2.7%)
206,040	Alpha Natural Resources, Inc.[d]	1,227,998
3,500	Atwood Oceanics, Inc.[d]	192,640
82,679	BW Offshore, Ltd.	112,098
2,759	Cabot Oil & Gas Corporation	102,966
12,640	Cameron International Corporation[d]	737,797
82,060	Chevron Corporation	9,970,290
1,300	Cimarex Energy Company	125,320
107,700	Cobalt International Energy, Inc.[d]	2,677,422
31,445	Concho Resources, Inc.[d]	3,421,530
266,100	Consol Energy, Inc.	8,954,265
9,800	Denbury Resources, Inc.[d]	180,418
35,400	Dril-Quip, Inc.[d]	4,062,150
3,300	Energy XXI, Ltd.	99,660
2,400	Ensco plc	129,000
90,287	EOG Resources, Inc.	15,283,783
121,080	EQT Corporation	10,742,218
94,600	Exxon Mobil Corporation	8,139,384
600	Frank’s International NVd	17,958
5,230	Fred Olsen Energy ASA	232,184
4,900	Helix Energy Solutions Group, Inc.[d]	124,313
2,400	Helmerich & Payne, Inc.	165,480
3,850	HollyFrontier Corporation	162,124
17,300	Hunting plc	222,983
83,100	JX Holdings, Inc.	431,870
705,371	Marathon Oil Corporation	24,603,340
3,700	Marathon Petroleum Corporation	237,984
114,900	Nabors Industries, Ltd.	1,845,294
59,350	National Oilwell Varco, Inc.	4,635,828
4,400	Newfield Exploration Company[d]	120,428
3,950	Noble Corporation	149,192
2,700	Noble Energy, Inc.	180,927
107,880	Oasis Petroleum, Inc.[d]	5,300,144
24,800	Occidental Petroleum Corporation	2,319,792
2,050	Oceaneering International, Inc.	166,542
2,000	Oil States International, Inc.[d]	206,920
99,160	Peabody Energy Corporation	1,710,510
86,000	Petroleo Brasileiro SA ADR	1,332,140
1,100	Pioneer Natural Resources Company	207,680
7,530	Range Resources Corporation	571,452
117,260	Rex Energy Corporation[d]	2,614,898
41,680	Rosetta Resources, Inc.[d]	2,269,893
3,700	Rowan Companies plc[d]	135,864
265,050	Schlumberger, Ltd.	23,419,818
45,720	SM Energy Company	3,529,127
53,830	Southwestern Energy Company[d]	1,958,335
7,100	Superior Energy Services, Inc.[d]	177,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (21.4%)	Value
Energy (2.7%) - continued
43,000	TonenGeneral Sekiyu KK	$397,744
199,900	Total SA ADR	11,578,208
44,900	Valero Energy Corporation	1,533,335
1,127,242	Weatherford International, Ltd.[d]	17,280,620
17,900	Whiting Petroleum Corporation[d]	1,071,315

	Total	177,070,965

Financials (3.9%)
80,450	ACE, Ltd.	7,526,902
13,300	Aegon NV	98,410
29,285	Affiliated Managers Group, Inc.[d]	5,348,612
12,500	Allied World Assurance Company Holdings AG	1,242,375
71,500	Allstate Corporation	3,614,325
20,400	American Assets Trust, Inc.	622,404
73,600	American International Group, Inc.	3,579,168
10,560	Ameriprise Financial, Inc.	961,805
14,900	Aspen Insurance Holdings, Ltd.	540,721
77,100	Aviva plc	494,878
25,400	AXA SA	589,504
16,700	Axis Capital Holdings, Ltd.	723,277
843,820	Bank of America Corporation	11,644,716
22,400	Bankinter SA	120,645
18,600	Banner Corporation	709,776
38,600	Barclays plc	164,965
9,650	Barclays plc[d]	12,615
9,700	BNP Paribas SA	656,152
15,359	Boston Properties, Inc.	1,641,877
20,900	Camden Property Trust	1,284,096
267,000	CapitaMall Trust	417,168
423,107	Citigroup, Inc.	20,524,921
12,689	CNA Financial Corporation	484,466
58,150	CNO Financial Group, Inc.	837,360
23,500	Comerica, Inc.	923,785
18,700	Credit Suisse Group AGd	571,882
85,200	DCT Industrial Trust, Inc.	612,588
35,300	DDR Corporation	554,563
37,989	Discover Financial Services	1,919,964
20,255	DnB ASA	307,589
28,264	Equity Residential	1,514,102
12,460	Extra Space Storage, Inc.	570,045
156,100	Fifth Third Bancorp	2,816,044
128,500	First Horizon National Corporation	1,412,215
36,100	First Industrial Realty Trust, Inc.	587,347
41,270	First Republic Bank	1,924,420
36,500	Franklin Street Properties Corporation	465,010
37,600	Fulton Financial Corporation	439,168
23,200	GAM Holding AGd	419,508
31,900	Grainger plc	90,166
73,160	Hanmi Financial Corporation	1,212,261
34,363	HCC Insurance Holdings, Inc.	1,505,787
17,099	Health Care REIT, Inc.	1,066,636
23,903	Henderson Group plc	72,973
70,000	Henderson Land Development Company, Ltd.	431,911
20,100	Home Loan Servicing Solutions, Ltd.	442,401
71,046	Host Hotels & Resorts, Inc.	1,255,383
137,400	Huntington Bancshares, Inc.	1,134,924
57,700	Intermediate Capital Group plc	416,729

Shares	Common Stock (21.4%)	Value
Financials (3.9%) - continued
13,200	International Personal Finance plc	$130,417
181,780	Invesco, Ltd.	5,798,782
84,000	iShares Barclays 1-3 Year Credit Bond Fund	8,843,520
3,900	iShares MSCI EAFE Index Fund	248,781
49,340	iShares Russell 2000 Index Fund	5,260,631
3,200	iShares Russell 3000 Index Fund	323,648
260,978	J.P. Morgan Chase & Company	13,489,953
10,000	KBC Groep NV	492,018
18,500	Kerry Properties, Ltd.	79,020
47,501	Kimco Realty Corporation	958,570
23,607	Lazard, Ltd.	850,324
488,300	Lloyds TSB Group plc[d]	581,398
7,400	M&T Bank Corporation[e]	828,208
20,100	Macerich Company	1,134,444
16,200	MasterCard, Inc.	10,899,036
226,620	MetLife, Inc.	10,639,809
103,800	Mitsubishi UFJ Financial Group, Inc.	665,810
34,000	Mitsui & Company, Ltd.	495,786
233,200	Mizuho Financial Group, Inc.	506,966
21,000	Montpelier Re Holdings, Inc.	547,050
247,400	Morgan Stanley	6,667,430
16,400	MS and AD Insurance Group Holdings, Inc.	429,854
11,100	MSCI, Inc.[d]	446,886
31,800	NASDAQ OMX Group, Inc.	1,020,462
13,200	Nordea Bank AB	159,286
102,500	North Pacific Bank, Ltd.	432,520
17,300	Northern Trust Corporation	940,947
59,000	Oversea-Chinese Banking Corporation, Ltd.	484,848
33,610	Parkway Properties, Inc.	597,250
23,700	Pebblebrook Hotel Trust	680,427
36,800	Piedmont Office Realty Trust, Inc.	638,848
56,739	Popular, Inc.[d]	1,488,264
11,500	Portfolio Recovery Associates, Inc.[d,e]	689,310
18,700	Progressive Corporation	509,201
25,800	Prologis, Inc.	970,596
18,700	Protective Life Corporation	795,685
40,700	Prudential Financial, Inc.	3,173,786
23,900	Prudential plc	444,643
5,892	Public Storage, Inc.	945,961
17,200	RLJ Lodging Trust	404,028
16,729	Simon Property Group, Inc.	2,479,740
118,200	SLM Corporation	2,943,180
13,000	Spar Nord Bank ASd	99,849
62,324	SPDR EURO STOXX 50 ETF	2,391,995
25,200	SPDR Gold Trust[d]	3,229,884
120,400	SPDR S&P 500 ETF Trust	20,239,240
9,340	SPDR S&P Biotech ETF	1,206,354
81,510	State Street Corporation	5,359,283
19,580	Stewart Information Services Corporation	626,364
12,500	Sumitomo Mitsui Financial Group, Inc.	605,318
23,100	SunTrust Banks, Inc.	748,902
75,070	SVB Financial Group[d]	6,483,796
8,920	T. Rowe Price Group, Inc.	641,616
18,100	Tanger Factory Outlet Centers, Inc.	590,965
7,248	Taubman Centers, Inc.	487,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (21.4%)	Value
Financials (3.9%) - continued
54,700	TCF Financial Corporation	$781,116
52,580	Terreno Realty Corporation	933,821
26,810	Texas Capital Bancshares, Inc.[d]	1,232,456
38,500	The Paragon Group Of Companies plc	194,395
14,000	Tokio Marine Holdings, Inc.	458,991
1,700	Vienna Insurance Group AG Wiener Versicherung Gruppe	87,308
71,500	Visa, Inc.	13,663,650
14,346	Vornado Realty Trust	1,205,925
41,534	W.R. Berkley Corporation	1,780,147
416,603	Wells Fargo & Company	17,214,036
103,203	Zions Bancorporation	2,829,826

	Total	259,718,962

Health Care (2.6%)
13,800	Abbott Laboratories	458,022
16,200	Acorda Therapeutics, Inc.[d]	555,336
4,470	Actavis, Inc.[d]	643,680
2,400	Actelion, Ltd.[d]	170,404
71,400	Akorn, Inc.[d]	1,405,152
52,440	Align Technology, Inc.[d]	2,523,413
64,900	Allscripts Healthcare Solutions, Inc.[d]	965,063
21,108	AmerisourceBergen Corporation	1,289,699
28,300	Amgen, Inc.	3,167,902
14,374	AVANIR Pharmaceuticals, Inc.[d]	60,946
102,100	Baxter International, Inc.	6,706,949
7,100	Biogen Idec, Inc.[d]	1,709,396
13,630	BioMarin Pharmaceutical, Inc.[d]	984,359
93,300	BioScrip, Inc.[d]	819,174
6,901	C.R. Bard, Inc.	794,995
10,572	Catamaran Corporation[d]	485,783
20,900	Centene Corporation[d]	1,336,764
6,570	Cerner Corporation[d]	345,254
8,700	Charles River Laboratories International, Inc.[d]	402,462
7,237	CIGNA Corporation	556,236
45,300	Community Health Systems, Inc.	1,879,950
277,610	Covidien plc	16,917,553
11,304	Dechra Pharmaceuticals plc	131,309
58,650	Eli Lilly and Company	2,951,855
17,600	Emeritus Corporation[d]	326,128
72,150	ExamWorks Group, Inc.[d,e]	1,875,179
278,100	Express Scripts Holding Company[d]	17,181,018
421,800	Gilead Sciences, Inc.[d]	26,505,912
7,100	GlaxoSmithKline plc	178,514
18,800	GN Store Nord AS	395,876
2,000	Hogy Medical Company, Ltd.	110,936
14,060	Hologic, Inc.[d]	290,339
13,800	Illumina, Inc.[d,e]	1,115,454
14,100	Medicines Company[d]	472,632
5,500	Medidata Solutions, Inc.[d]	544,115
314,520	Merck & Company, Inc.	14,974,297
2,700	Merck KGaA	421,423
4,511	Mettler-Toledo International, Inc.[d]	1,083,046
33,500	Neurocrine Biosciences, Inc.[d]	379,220
15,500	Novartis AG	1,192,232
64,620	NuVasive, Inc.[d]	1,582,544
3,249	Onyx Pharmaceuticals, Inc.[d]	405,053
19,700	PAREXEL International Corporation[d]	989,531

Shares	Common Stock (21.4%)	Value
Health Care (2.6%) - continued
138,156	PDL BioPharma, Inc.[e]	$1,101,103
8,850	Perrigo Company[e]	1,091,913
10,200	Pfizer, Inc.	292,842
58,600	ResMed, Inc.[e]	3,095,252
4,200	Roche Holding AG	1,133,468
7,700	Sanofi	779,832
192,510	Sanofi ADR	9,746,781
38,900	Seattle Genetics, Inc.[d,e]	1,704,987
135,800	Shire Pharmaceuticals Group plc ADR	16,281,062
37,220	Spectrum Pharmaceuticals, Inc.[e]	312,276
8,600	Stada Arzneimittel AG	436,098
8,400	Terumo Corporation	432,434
48,300	Thoratec Corporation[d]	1,801,107
11,700	United Therapeutics Corporation[d]	922,545
119,276	UnitedHealth Group, Inc.	8,541,354
7,300	Waters Corporation[d]	775,333
42,134	Zimmer Holdings, Inc.	3,460,887

	Total	169,194,379

Industrials (2.4%)
30,020	Actuant Corporation	1,165,977
33,500	Acuity Brands, Inc.	3,082,670
13,650	ADT Corporation[d]	555,009
12,000	AGCO Corporation	725,040
28,314	AMETEK, Inc.	1,303,010
29,990	Apogee Enterprises, Inc.	890,103
5,500	Arcadis NV	157,296
40,500	Ashtead Group plc	403,081
11,745	B/E Aerospace, Inc.[d]	867,016
16,800	Babcock & Wilcox Company	566,496
8,500	Berendsen plc	124,820
130,200	Boeing Company	15,298,500
32,078	Briggs & Stratton Corporation[e]	645,409
92,800	Carillion plc	469,463
3,000	Central Japan Railway Company	385,064
39,000	Chemring Group plc	191,812
25,904	CLARCOR, Inc.	1,438,449
10,400	COMSYS Holdings Corporation	145,371
268,097	CSX Corporation	6,900,817
25,800	Deluxe Corporation	1,074,828
60,600	DigitalGlobe, Inc.[d]	1,916,172
71,281	EMCOR Group, Inc.	2,789,226
10,700	EnerSys, Inc.	648,741
5,100	European Aeronautic Defence and Space Company	324,983
18,630	Expeditors International of Washington, Inc.	820,838
25,800	Ferrovial SA	464,669
21,748	Flowserve Corporation	1,356,858
47,700	Fluor Corporation	3,384,792
17,340	Fortune Brands Home and Security, Inc.	721,864
31,300	Foster Wheeler AGd	824,442
56,290	GATX Corporation	2,674,901
38,400	General Electric Company	917,376
9,490	Graco, Inc.	702,829
72,200	HNI Corporation	2,612,196
226,472	Honeywell International, Inc.	18,806,235
9,700	Huntington Ingalls Industries, Inc.	653,780
2,800	I.M.A. Industria Macchine Automatiche SPA	81,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (21.4%)	Value
Industrials (2.4%) - continued
92,600	Iberdrola SA	$538,256
125,100	Ingersoll-Rand plc	8,123,994
15,300	ITE Group plc	67,323
306,570	Jacobs Engineering Group, Inc.[d]	17,836,243
17,030	JB Hunt Transport Services, Inc.	1,241,998
16,000	JM AB	465,279
50,000	Kamigumi Company, Ltd.	425,673
8,845	Kansas City Southern	967,289
49,500	KBR, Inc.	1,615,680
11,200	Keller Group plc	188,389
9,400	KUKA AG	407,601
39,100	Landstar System, Inc.	2,188,818
9,900	Lockheed Martin Corporation	1,262,745
31,492	Manitowoc Company, Inc.	616,613
61,600	Manpower, Inc.	4,480,784
14,100	Matson, Inc.	369,843
38,100	Mermaid Marine Australia, Ltd.	131,598
25,600	Mitsubishi Corporation	519,778
29,300	MRC Global, Inc.[d]	785,240
11,800	Northgate plc	82,143
9,600	On Assignment, Inc.[d]	316,800
71,958	Oshkosh Corporation[d]	3,524,503
3,200	Osterreichische Post Aktiengesellschaft	145,262
9,231	Parker Hannifin Corporation	1,003,594
69,502	Pentair, Ltd.	4,513,460
57,100	Qantas Airways, Ltd.[d]	78,715
50,340	Quanta Services, Inc.[d]	1,384,853
71,100	Qube Holdings, Ltd.	136,130
9,100	Randstad Holding NV	513,255
7,800	Regal-Beloit Corporation	529,854
54,700	Republic Airways Holdings, Inc.[d]	650,930
17,340	Robert Half International, Inc.	676,780
8,552	Roper Industries, Inc.	1,136,304
7,700	Secom Company, Ltd.	482,620
81,000	Singapore Airport Terminal Services, Ltd.	210,549
2,100	SMC Corporation	501,198
62,800	Southwest Airlines Company	914,368
15,900	Spirit Airlines, Inc.[d]	544,893
10,855	Stericycle, Inc.[d]	1,252,667
21,020	Tennant Company	1,303,240
63,000	Tokyu Corporation	450,258
99,100	Union Pacific Corporation	15,394,194
14,990	United Rentals, Inc.[d]	873,767
12,446	United Stationers, Inc.	541,401
41,800	Wabash National Corporation[d]	487,388
13,990	Woodward, Inc.	571,212

	Total	156,545,587

Information Technology (4.0%)
161,100	Activision Blizzard, Inc.	2,685,537
22,644	Agilent Technologies, Inc.	1,160,505
12,000	Alliance Data Systems Corporation[d,e]	2,537,640
6,000	Amphenol Corporation	464,280
14,796	ANSYS, Inc.[d]	1,280,150
67,807	Apple, Inc.	32,326,987
78,331	Applied Materials, Inc.	1,373,926
13,100	Arrow Electronics, Inc.[d]	635,743
8,000	Aspen Technology, Inc.[d]	276,400
351,400	Atmel Corporation[d]	2,614,416
42,839	Autodesk, Inc.[d]	1,763,682
31,800	Avnet, Inc.	1,326,378

Shares	Common Stock (21.4%)	Value
Information Technology (4.0%) - continued
300,600	Brocade Communications Systems, Inc.[d]	$2,419,830
23,980	Ciena Corporation[d,e]	599,020
490,320	Cisco Systems, Inc.	11,483,294
207,750	Citrix Systems, Inc.[d]	14,669,228
5,000	CommVault Systems, Inc.[d]	439,150
55,900	Computer Sciences Corporation	2,892,266
72,703	CoreLogic, Inc.[d]	1,966,616
13,218	DST Systems, Inc.	996,769
48,862	E2open, Inc.[d,e]	1,094,509
14,274	eBay, Inc.[d]	796,347
1,700	Ei Towers SPA	65,144
346,600	EMC Corporation	8,859,096
10,988	Euronet Worldwide, Inc.[d]	437,322
1,300	EVS Broadcast Equipment SA	83,861
12,062	F5 Networks, Inc.[d]	1,034,437
431,300	Facebook, Inc.[d]	21,668,512
12,900	FLIR Systems, Inc.	405,060
7,870	Gartner, Inc.[d]	472,200
35,734	Google, Inc.[d]	31,299,768
25,600	Guidewire Software, Inc.[d]	1,206,016
132,100	Hewlett-Packard Company	2,771,458
200	Inficon Holding AGd	64,131
60,500	Informatica Corporation[d]	2,357,685
1,700	Ingenico	122,509
20,000	InterDigital, Inc.	746,600
10,200	International Business Machines Corporation	1,888,836
2,625	Itron, Inc.[d]	112,429
11,600	j2 Global, Inc.[e]	574,432
58,334	Juniper Networks, Inc.[d]	1,158,513
30,600	Laird plc	109,183
18,004	Lam Research Corporation[d]	921,625
4,475	Leidos Holdings, Inc.	203,702
12,602	Lexmark International, Inc.[e]	415,866
1,780	LinkedIn Corporation[d]	437,987
3,617	Mercadolibre, Inc.[e]	487,970
13,000	Micro Focus International plc	159,527
19,898	Microchip Technology, Inc.	801,690
73,890	Microsoft Corporation	2,461,276
13,100	Morgan Advanced Materials plc	65,882
350,270	NetApp, Inc.	14,928,507
7,006	Nice Systems, Ltd. ADR	289,838
32,226	Nuance Communications, Inc.[d]	602,465
184,766	NVIDIA Corporation	2,874,959
29,910	NXP Semiconductors NVd	1,112,951
30,200	OmniVision Technologies, Inc.[d]	462,362
47,542	Plantronics, Inc.	2,189,309
231,492	QUALCOMM, Inc.	15,593,301
15,300	Rovi Corporation[d]	293,301
16,500	Sanmina Corporation[d]	288,585
2,557	Science Applications International Corporation[d]	86,299
24,200	SunPower Corporation[d,e]	633,072
335,740	Symantec Corporation	8,309,565
16,700	Synopsys, Inc.[d]	629,590
173,127	Teradyne, Inc.[d]	2,860,058
286,220	Texas Instruments, Inc.	11,526,079
38,600	Trimble Navigation, Ltd.[d]	1,146,806
73,722	TriQuint Semiconductor, Inc.[d]	599,360
25,400	Ubiquiti Networks, Inc.	853,186
13,347	Unisys Corporation[d]	336,211
2,100	Unit4 NV	82,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (21.4%)	Value
Information Technology (4.0%) - continued
25,400	ValueClick, Inc.[d]	$529,590
16,801	VeriFone Systems, Inc.[d]	384,071
50,530	Virtusa Corporation[d]	1,468,402
191,100	Vishay Intertechnology, Inc.[d]	2,463,279
174,800	VMware, Inc.[d]	14,141,320
4,900	Wincor Nixdorf AG	305,750
68	Workday, Inc.[d]	5,503
5,500	Xaar plc	71,054
223,700	Xerox Corporation	2,301,873
147,293	Xilinx, Inc.	6,902,150
34,200	Yahoo!, Inc.[d]	1,134,072

	Total	262,600,502

Materials (0.5%)
8,640	Airgas, Inc.	916,272
5,780	Albemarle Corporation	363,793
102,005	Celanese Corporation	5,384,844
8,200	CF Industries Holdings, Inc.	1,728,806
35,600	Cliffs Natural Resources, Inc.[e]	729,800
91,700	Dow Chemical Company	3,521,280
23,200	Eagle Materials, Inc.	1,683,160
8,622	FMC Corporation	618,370
57,830	H.B. Fuller Company	2,613,338
7,730	Innophos Holdings, Inc.	407,989
53,160	Materials Select Sector SPDR Fund	2,232,720
32,200	Mosaic Company	1,385,244
10,089	Newmont Mining Corporation	283,501
15,300	Nippon Paper Industries Company, Ltd.	242,637
5,600	Nissan Chemical Industries, Ltd.	84,682
68,270	Nucor Corporation	3,346,595
24,700	Owens-Illinois, Inc.[d]	741,494
9,700	Schweitzer-Mauduit International, Inc.	587,141
21,074	Silgan Holdings, Inc.	990,478
10,896	Silver Wheaton Corporation	269,894
20,500	Smurfit Kappa Group plc	463,502
76,227	Southern Copper Corporation	2,076,424
58,330	Steel Dynamics, Inc.	974,694
167,700	Teck Resources, Ltd.[e]	4,501,068
11,600	U.S. Silica Holdings, Inc.[e]	288,840
32,900	Walter Energy, Inc.[e]	461,587

	Total	36,898,153

Telecommunications Services (0.2%)
116,000	AT&T, Inc.	3,923,120
102,998	BT Group plc	570,276
17,500	Freenet AGd	422,795
49,600	iiNet, Ltd.	284,663
6,500	Orange SA	81,390
3,936	SBA Communications Corporation[d]	316,691
158,000	Singapore Telecommunications, Ltd.	470,538
103,800	TalkTalk Telecom Group plc	405,338
20,908	Telenor ASA	477,820
91,200	Telstra Corporation, Ltd.	423,184
14,715	TW Telecom, Inc.[d]	439,463
112,206	Verizon Communications, Inc.	5,235,532

	Total	13,050,810

Utilities (0.4%)
17,800	Calpine Corporation[d]	345,854

Shares	Common Stock (21.4%)	Value
Utilities (0.4%) - continued
30,700	CMS Energy Corporation	$808,024
122,900	Electricidade de Portugal SA	448,989
21,700	Gas Natural SDG SA	453,685
5,000	Kansai Electric Power Company, Inc.[d]	64,320
213,590	NiSource, Inc.	6,597,795
35,230	NorthWestern Corporation	1,582,532
198,800	PG&E Corporation	8,134,896
67,320	PNM Resources, Inc.	1,523,452
49,500	Power Assets Holdings, Ltd.	443,181
21,700	Public Service Enterprise Group, Inc.	714,581
42,000	Southern Company	1,729,560
34,691	Southwest Gas Corporation	1,734,550
379,300	SP AusNet	424,789
68,600	Wisconsin Energy Corporation	2,770,068

	Total	27,776,276

	Total Common Stock (cost $1,217,212,473)	1,411,238,170

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Asset-Backed Securities (0.8%)
	Access Group, Inc.
1,303,348	0.679%, 2/25/2036[f,g]	1,297,787
	Ally Auto Receivables Trust 2013-SN1
1,680,000	0.720%, 5/20/2016	1,675,928
	Avis Budget Rental Car Funding AESOP, LLC
828,520	2.370%, 11/20/2014[f]	840,352
	Chesapeake Funding, LLC
3,000,000	0.632%, 1/7/2025[f,g]	3,001,616
	Countrywide Asset-Backed Certificates
2,416,653	5.530%, 4/25/2047	2,232,786
	DT Auto Owner Trust
550,264	0.750%, 5/16/2016[f]	550,352
	Edlinc Student Loan Funding Trust
135,647	3.196%, 10/1/2025[g,h]	133,781
	Enterprise Fleet Financing, LLC
3,900,000	1.060%, 3/20/2019[f]	3,902,547
	Federal National Mortgage Association
1,359,097	0.595%, 8/25/2015	1,354,622
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
1,680,000	0.679%, 1/15/2019	1,678,409
	FNA Trust
1,128,622	1.980%, 1/10/2018[h]	1,120,157
	GE Dealer Floorplan Master Note Trust
1,680,000	0.580%, 4/20/2018[g]	1,675,926
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,397,106
	Golden Credit Card Trust
150,000	0.432%, 2/15/2018[f,g]	149,425
2,000,000	0.611%, 9/15/2018[f,g]	2,000,020
	HLSS Servicer Advance Receivables Backed Notes
2,750,000	1.287%, 9/15/2044[f]	2,751,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Asset-Backed Securities (0.8%) - continued
	Hyundai Auto Receivables Trust
$1,680,000	0.710%, 9/15/2017	$1,681,650
	Hyundai Floorplan Master Owner Trust
1,890,000	0.532%, 5/15/2018[f,g]	1,882,523
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[f]	1,136,157
	Morgan Stanley Capital, Inc.
3,199,530	0.329%, 2/25/2037[g]	1,610,538
	Motor plc
2,128,000	0.679%, 2/15/2021[f]	2,128,009
	Nationstar Mortgage Advance Receivable Trust
1,680,000	1.080%, 6/20/2044[f]	1,678,647
	Nissan Master Owner Trust Receivables
250,000	0.482%, 2/15/2018[g]	249,581
	Ohio Phase-In-Recovery Funding, LLC
4,000,000	0.958%, 7/2/2018	4,005,696
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	4,637,958
3,785,321	5.580%, 11/25/2036	2,238,215
	Santander Drive Auto Receivables Trust
1,400,000	0.700%, 9/15/2017	1,398,065
	SLM Student Loan Trust
109,478	0.782%, 8/15/2022[f,g]	109,124
125,000	1.232%, 5/17/2027[f,g]	123,553
	Volvo Financial Equipment, LLC
1,400,000	0.740%, 3/15/2017[f]	1,398,019
	World Financial Network Credit Card Master Trust
1,400,000	0.910%, 3/16/2020	1,389,485
	World Omni Automobile Lease Securitization Trust
2,600,000	1.400%, 2/15/2019	2,613,000
	World Omni Master Owner Trust
150,000	0.532%, 2/15/2018[f,g]	149,820

	Total	54,192,229

Basic Materials (0.2%)
	Barrick Gold Corporation
294,000	2.900%, 5/30/2016	297,729
	FMG Resources Pty. Ltd.
2,201,432	6.875%, 2/1/2018[e,f]	2,300,496
	Freeport-McMoRan Copper & Gold, Inc.
1,110,000	2.375%, 3/15/2018[e,f]	1,072,754
	Glencore Funding, LLC
600,000	1.700%, 5/27/2016[f]	591,188
840,000	1.628%, 1/15/2019[f,g]	790,695
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,138,500
	Ineos Finance plc
1,100,000	7.500%, 5/1/2020[f]	1,179,750
	Inmet Mining Corporation
1,100,000	7.500%, 6/1/2021[f]	1,127,500

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Basic Materials (0.2%) - continued
	International Paper Company
$560,000	5.300%, 4/1/2015	$595,417
	LyondellBasell Industries NV
980,000	6.000%, 11/15/2021	1,118,503
	Rio Tinto Finance USA plc
588,000	1.375%, 6/17/2016	588,171
588,000	2.250%, 12/14/2018	579,749
	Xstrata Finance Canada, Ltd.
1,444,000	2.050%, 10/23/2015[f]	1,447,929

	Total	12,828,381

Capital Goods (0.1%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[f]	669,477
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,094,500
	Eaton Corporation
300,000	1.500%, 11/2/2017[f]	295,778
450,000	4.000%, 11/2/2032[f]	413,683
	John Deere Capital Corporation
840,000	0.339%, 1/12/2015[g]	840,265
	Northrop Grumman Corporation
948,000	1.750%, 6/1/2018	930,446
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,105,562
	Roper Industries, Inc.
885,000	2.050%, 10/1/2018	868,060
	RSC Equipment Rental, Inc.
1,100,000	8.250%, 2/1/2021	1,221,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	866,201

	Total	8,304,972

Collateralized Mortgage Obligations (0.7%)
	Alternative Loan Trust
1,957,111	6.000%, 6/25/2036	1,601,404
	Citigroup Mortgage Loan Trust, Inc.
1,389,932	5.500%, 11/25/2035	1,257,975
	CitiMortgage Alternative Loan Trust
4,589,919	5.750%, 4/25/2037	3,758,290
	Commercial Mortgage Pass Through Certificates
1,680,000	1.232%, 6/8/2030[f,g]	1,674,614
	Countrywide Alternative Loan Trust
3,500,042	4.973%, 10/25/2035	2,788,406
1,878,074	6.000%, 4/25/2036	1,540,240
886,627	6.000%, 1/25/2037	703,076
5,224,465	5.500%, 5/25/2037	4,339,504
4,126,159	7.000%, 10/25/2037	2,738,907
	Countrywide Home Loans, Inc.
1,792,101	5.750%, 4/25/2037	1,592,232
	Deutsche Alt-A Securities Mortgage Loan Trust
644,776	5.500%, 10/25/2021	617,595
	Deutsche Alt-A Securities, Inc.
1,482,606	6.000%, 10/25/2021	1,389,153
	Federal Home Loan Mortgage Corporation
6,154,114	3.000%, 2/15/2033[i]	1,009,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	Federal National Mortgage Association
$13,430,638	3.500%, 1/25/2033[i]	$2,215,800
	GSR Mortgage Loan Trust
1,735,114	0.369%, 8/25/2046[g]	1,668,434
	HomeBanc Mortgage Trust
2,273,792	2.431%, 4/25/2037	1,553,468
	J.P. Morgan Mortgage Trust
992,086	2.783%, 6/25/2036	789,560
403,507	2.686%, 10/25/2036	321,175
5,414,107	0.559%, 1/25/2037[g]	3,338,782
5,467,105	6.250%, 8/25/2037	3,746,093
	MASTR Alternative Loans Trust
999,695	6.500%, 7/25/2034	1,060,739
3,142,020	0.629%, 12/25/2035[g]	1,626,036
	Merrill Lynch Alternative Note Asset Trust
1,045,138	6.000%, 3/25/2037	880,017
	Residential Asset Securitization Trust
4,042,485	0.559%, 8/25/2037[g]	1,248,061
	Sequoia Mortgage Trust
590,826	2.642%, 9/20/2046	48,603
	WaMu Mortgage Pass Through Certificates
397,965	2.382%, 9/25/2036	338,833
1,400,890	2.684%, 10/25/2036	1,189,278
3,890,260	2.346%, 11/25/2036	3,226,228

	Total	48,262,394

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.793%, 4/10/2049	8,058,989
4,975,000	5.857%, 6/10/2049	5,537,797
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,837,078
	CGBAM Commercial Mortgage Trust
5,460,000	1.282%, 5/15/2030[f,g]	5,457,150
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,316,338
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,976,549
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,481,526
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
244,228	0.727%, 12/25/2016	242,345
	Government National Mortgage Association
172,934	2.164%, 3/16/2033	173,988
90,423	3.214%, 1/16/2040	92,061

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	Greenwich Capital Commercial Funding Corporation
$4,650,000	5.867%, 12/10/2049	$5,061,567
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,120,000	0.882%, 4/15/2028[f,g]	1,114,897
3,650,000	5.895%, 2/12/2049	3,906,847
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,837,676
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,837,632

	Total	62,932,440

Communications Services (0.5%)
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,028,500
	America Movil SAB de CV
2,037,000	1.256%, 9/12/2016[g]	2,037,006
912,000	5.000%, 10/16/2019	991,551
608,000	3.125%, 7/16/2022	559,638
	American Tower Corporation
1,015,000	5.050%, 9/1/2020	1,052,854
	AT&T, Inc.
1,375,000	2.400%, 8/15/2016	1,419,623
885,000	5.800%, 2/15/2019	1,019,286
	British Telecommunications plc
588,000	1.625%, 6/28/2016	591,175
	CBS Corporation
600,000	8.875%, 5/15/2019	767,005
	CC Holdings GS V, LLC
300,000	2.381%, 12/15/2017	295,753
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,188,000
	CenturyLink, Inc.
1,100,000	5.625%, 4/1/2020	1,073,875
	Comcast Corporation
375,000	4.650%, 7/15/2042	356,600
	Cox Communications, Inc.
932,000	9.375%, 1/15/2019[f]	1,191,890
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[f]	568,387
	DIRECTV Holdings, LLC
600,000	2.400%, 3/15/2017	602,777
600,000	1.750%, 1/15/2018	578,507
632,000	5.875%, 10/1/2019	705,670
	Hughes Satellite Systems Corporation
1,100,000	6.500%, 6/15/2019	1,163,250
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,177,000
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,201,750
	NBC Universal Enterprise, Inc.
840,000	0.953%, 4/15/2018[f,g]	843,992
	NBCUniversal Media, LLC
879,000	2.875%, 4/1/2016	920,528
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	579,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Communications Services (0.5%) - continued
	SBA Tower Trust
$575,000	5.101%, 4/17/2017[f]	$620,679
	Sprint Nextel Corporation
1,101,432	9.000%, 11/15/2018[f]	1,291,429
	Telefonica Emisiones SAU
584,000	3.729%, 4/27/2015	601,095
	Univision Communications, Inc.
1,100,000	6.875%, 5/15/2019[f]	1,177,000
	UPCB Finance V, Ltd.
1,100,000	7.250%, 11/15/2021[f]	1,199,000
	Verizon Communications, Inc.
1,216,000	2.500%, 9/15/2016	1,253,314
453,000	1.100%, 11/1/2017	436,425
640,000	5.500%, 2/15/2018	724,900
608,000	2.002%, 9/14/2018[g]	639,312
304,000	3.650%, 9/14/2018	320,323
912,000	6.400%, 9/15/2033	1,012,788
304,000	6.550%, 9/15/2043	343,197
	Vodafone Group plc
450,000	0.648%, 2/19/2016[g]	449,974
	Wind Acquisition Finance SA
1,100,000	11.750%, 7/15/2017[f]	1,168,750

	Total	33,152,740

Consumer Cyclical (0.4%)
	Amazon.com, Inc.
300,000	1.200%, 11/29/2017	293,063
600,000	2.500%, 11/29/2022	546,814
	American Honda Finance Corporation
1,120,000	0.637%, 5/26/2016[f,g]	1,122,539
	Chrysler Group, LLC
1,115,000	8.000%, 6/15/2019	1,232,075
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,012,000
	Daimler Finance North America, LLC
870,000	1.125%, 8/1/2018[f,g]	874,520
	Federated Retail Holdings, Inc.
357,000	5.900%, 12/1/2016	403,019
	Ford Motor Company
465,000	7.450%, 7/16/2031	567,483
	Ford Motor Credit Company, LLC
945,000	12.000%, 5/15/2015	1,103,956
840,000	1.516%, 5/9/2016[g]	851,443
765,000	1.700%, 5/9/2016	764,921
775,000	2.375%, 1/16/2018	768,902
594,000	5.000%, 5/15/2018	650,757
	Gap, Inc.
775,000	5.950%, 4/12/2021	858,704
	General Motors Company
912,000	3.500%, 10/2/2018[f]	909,720
608,000	4.875%, 10/2/2023[f]	594,320
	General Motors Financial Company, Inc.
620,000	2.750%, 5/15/2016[f]	618,450
1,100,000	3.250%, 5/15/2018[f]	1,069,750
	Home Depot, Inc.
608,000	4.875%, 2/15/2044	613,081
	Hyundai Capital America
604,000	1.625%, 10/2/2015[f]	604,966

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Cyclical (0.4%) - continued
	Jaguar Land Rover Automotive plc
$1,100,000	5.625%, 2/1/2023[f]	$1,075,250
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,127,500
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,050,500
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	297,422
244,000	4.375%, 9/1/2023	246,068
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017[e]	737,800
310,000	4.375%, 4/15/2023	284,425
	Toyota Motor Credit Corporation
1,120,000	0.553%, 5/17/2016[g]	1,122,939
380,000	1.750%, 5/22/2017	383,634
	TRW Automotive, Inc.
360,000	7.250%, 3/15/2017[f]	412,200
	Viacom, Inc.
456,000	2.500%, 9/1/2018	455,162
	Walgreen Company
892,000	5.250%, 1/15/2019	1,005,152
	Western Union Company
600,000	2.375%, 12/10/2015	613,269
	Wynn Las Vegas, LLC
1,100,000	5.375%, 3/15/2022[e]	1,105,500

	Total	25,377,304

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
300,000	1.750%, 11/6/2017	297,537
	Altria Group, Inc.
750,000	9.700%, 11/10/2018	991,519
	Anheuser-Busch InBev Worldwide, Inc.
1,030,000	7.750%, 1/15/2019	1,296,042
	Avon Products, Inc.
310,000	2.375%, 3/15/2016	316,315
	Biomet, Inc.
1,100,000	6.500%, 8/1/2020	1,135,750
	Boston Scientific Corporation
775,000	6.000%, 1/15/2020	886,336
	Bunge Limited Finance Corporation
294,000	3.200%, 6/15/2017	304,496
450,000	8.500%, 6/15/2019	560,322
	Celgene Corporation
900,000	1.900%, 8/15/2017	903,018
304,000	2.300%, 8/15/2018	303,861
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,111,000
	ConAgra Foods, Inc.
900,000	1.900%, 1/25/2018	888,225
	Coventry Health Care, Inc.
882,000	5.950%, 3/15/2017	999,892
	CVS Caremark Corporation
385,000	6.125%, 9/15/2039	440,090
	Edwards Lifesciences Corporation
608,000	2.875%, 10/15/2018[c]	605,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Consumer Non-Cyclical (0.5%) - continued
	Endo Pharmaceuticals Holdings, Inc.
$1,100,000	7.000%, 7/15/2019	$1,133,000
	Express Scripts Holding Company
588,000	3.125%, 5/15/2016	615,454
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[f]	1,127,500
	Gilead Sciences, Inc.
464,000	2.400%, 12/1/2014	473,622
653,000	3.050%, 12/1/2016	689,442
	Hawk Acquisition Sub, Inc.
1,101,432	4.250%, 10/15/2020[f]	1,050,491
	Heineken NV
300,000	1.400%, 10/1/2017[f]	294,943
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[f]	1,528,811
	Kraft Foods, Inc.
760,000	6.500%, 8/11/2017	883,827
	Laboratory Corporation of America Holdings
588,000	2.200%, 8/23/2017	588,221
	Lorillard Tobacco Company
584,000	2.300%, 8/21/2017[e]	578,849
	Mallinckrodt International Finance SA
680,000	3.500%, 4/15/2018[f]	669,078
	Mattel, Inc.
600,000	1.700%, 3/15/2018	589,109
	Medco Health Solutions, Inc.
900,000	7.125%, 3/15/2018	1,085,225
	Merck & Company, Inc.
1,120,000	0.623%, 5/18/2018[g]	1,124,123
	Mylan, Inc.
735,000	1.800%, 6/24/2016[f]	738,040
600,000	7.875%, 7/15/2020[f]	684,640
	PepsiCo, Inc.
840,000	0.472%, 2/26/2016[g]	840,414
	Pernod-Ricard SA
632,000	2.950%, 1/15/2017[f]	655,684
474,000	5.750%, 4/7/2021[f]	528,749
	Roche Holdings, Inc.
310,000	7.000%, 3/1/2039[f]	409,391
	SABMiller Holdings, Inc.
960,000	2.450%, 1/15/2017[f]	986,311
735,000	3.750%, 1/15/2022[f]	740,852
	Safeway, Inc.
310,000	3.400%, 12/1/2016	319,626
625,000	5.000%, 8/15/2019	652,725
	Spectrum Brands Escrow Corporation
1,100,000	6.375%, 11/15/2020[f]	1,146,750
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	788,820
	Valeant Pharmaceuticals International
1,100,000	6.875%, 12/1/2014[f]	1,163,250
	Zoetis, Inc.
450,000	1.875%, 2/1/2018[f]	445,466

	Total	33,572,422

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Energy (0.3%)
	BP Capital Markets plc
$840,000	1.846%, 5/5/2017	$847,186
906,000	1.375%, 11/6/2017	892,298
608,000	2.241%, 9/26/2018	608,609
	CNOOC, Ltd.
1,025,000	1.125%, 5/9/2016	1,014,097
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,098,678
	Continental Resources, Inc.
1,064,000	4.500%, 4/15/2023	1,044,050
	EQT Corporation
770,000	8.125%, 6/1/2019	934,220
	Hess Corporation
900,000	8.125%, 2/15/2019	1,119,964
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019[f]	1,038,100
	Lukoil International Finance BV
775,000	3.416%, 4/24/2018[f]	770,156
	Marathon Petroleum Corporation
584,000	3.500%, 3/1/2016	613,344
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[f]	1,108,250
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	446,654
	Oasis Petroleum, Inc.
1,100,000	6.875%, 1/15/2023	1,166,000
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019	1,157,750
	Petrobras Global Finance BV
1,264,000	2.000%, 5/20/2016	1,255,836
	Petroleos Mexicanos
441,000	3.500%, 7/18/2018	446,512
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	327,444
	Range Resources Corporation
1,100,000	5.000%, 8/15/2022	1,064,250
	Sinopec Capital 2013, Ltd.
930,000	1.250%, 4/24/2016[f]	924,772
	Suncor Energy, Inc.
519,000	6.100%, 6/1/2018	607,944
	Transocean, Inc.
292,000	5.050%, 12/15/2016	319,999
1,009,000	6.000%, 3/15/2018	1,136,907
310,000	6.375%, 12/15/2021	344,586
	Valero Energy Corporation
465,000	9.375%, 3/15/2019	602,425
	Weatherford International, Ltd.
932,000	6.750%, 9/15/2040	964,805

	Total	21,854,836

Financials (1.9%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	617,685
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[f]	382,249
	Aetna, Inc.
657,000	1.500%, 11/15/2017	645,109
	American Express Company
1,120,000	0.852%, 5/22/2018[g]	1,118,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.9%) - continued
	American Express Credit Corporation
$380,000	2.375%, 3/24/2017	$392,136
	American International Group, Inc.
1,355,000	2.375%, 8/24/2015	1,384,563
1,346,000	3.800%, 3/22/2017	1,431,486
	American Tower Trust I
310,000	1.551%, 3/15/2018[f]	302,253
	ANZ National International, Ltd. of London
1,007,000	3.125%, 8/10/2015[f]	1,046,119
	Associated Banc Corporation
294,000	1.875%, 3/12/2014	294,323
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[f]	611,545
	Bank Nederlandse Gemeenten NV
840,000	1.375%, 3/19/2018[f]	826,550
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,345,386
590,000	5.750%, 8/15/2016	651,434
1,360,000	5.750%, 12/1/2017	1,534,193
1,770,000	1.320%, 3/22/2018[e,g]	1,775,501
595,000	5.650%, 5/1/2018	671,472
620,000	5.700%, 1/24/2022	692,578
	Bank of Montreal
588,000	1.300%, 7/15/2016	590,667
840,000	0.870%, 4/9/2018[g]	840,748
	Bank of Nova Scotia
840,000	0.654%, 3/15/2016[g]	841,074
620,000	0.950%, 3/15/2016	618,147
	BB&T Corporation
294,000	1.114%, 6/15/2018[g]	295,496
588,000	2.050%, 6/19/2018	585,643
	BBVA Banco Continental SA
960,000	2.250%, 7/29/2016[f]	936,000
	BBVA US Senior SAU
1,058,000	4.664%, 10/9/2015	1,101,591
	Berkshire Hathaway Finance Corporation
780,000	1.600%, 5/15/2017	786,592
840,000	1.300%, 5/15/2018	820,021
	BNP Paribas SA
894,000	2.375%, 9/14/2017	906,069
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[f]	632,204
	Capital One Financial Corporation
604,000	2.150%, 3/23/2015	613,728
560,000	0.700%, 3/22/2016[g]	559,355
300,000	6.150%, 9/1/2016	334,096
	Citigroup, Inc.
1,213,000	5.000%, 9/15/2014	1,258,722
882,000	1.226%, 7/25/2016[g]	889,833
1,451,000	6.000%, 8/15/2017	1,658,346
991,000	8.500%, 5/22/2019	1,265,747
600,000	4.050%, 7/30/2022	582,729
	CNA Financial Corporation
755,000	7.350%, 11/15/2019	918,891

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.9%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$840,000	0.732%, 3/18/2016[g]	$842,925
550,000	3.950%, 11/9/2022	527,706
	Credit Agricole SA
775,000	1.625%, 4/15/2016[c,f]	777,868
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,091,750
	DDR Corporation
775,000	9.625%, 3/15/2016	919,207
	Discover Financial Services
1,170,000	6.450%, 6/12/2017	1,329,314
	DnB Boligkreditt AS
1,120,000	1.450%, 3/21/2018[f]	1,102,528
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	390,000
548,000	5.500%, 5/25/2016[e]	571,975
	Fifth Third Bancorp
671,000	5.450%, 1/15/2017	738,129
	Fifth Third Capital Trust IV
608,000	6.500%, 4/15/2037	604,960
	General Electric Capital Corporation
385,000	1.136%, 5/9/2016[g]	388,672
285,000	1.600%, 11/20/2017	283,193
310,000	0.983%, 4/2/2018[g]	311,777
2,025,000	6.000%, 8/7/2019	2,356,657
840,000	1.254%, 3/15/2023[g]	831,870
767,000	6.750%, 3/15/2032	914,878
	Genworth Financial, Inc.
608,000	6.515%, 5/22/2018[e]	688,581
	Goldman Sachs Group, Inc.
1,350,000	3.700%, 8/1/2015	1,408,451
1,443,000	0.700%, 3/22/2016[g]	1,430,817
620,000	2.375%, 1/22/2018	615,604
840,000	1.465%, 4/30/2018[g]	841,875
775,000	7.500%, 2/15/2019	936,408
900,000	5.250%, 7/27/2021	971,240
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	901,146
600,000	5.125%, 4/15/2022	656,681
	HCP, Inc.
130,000	6.300%, 9/15/2016	146,998
294,000	6.000%, 1/30/2017	330,632
265,000	6.700%, 1/30/2018	308,576
780,000	2.625%, 2/1/2020	740,073
	Health Care REIT, Inc.
995,000	4.700%, 9/15/2017	1,082,716
300,000	2.250%, 3/15/2018	296,863
	HSBC Bank plc
1,120,000	0.904%, 5/15/2018[f,g]	1,121,040
	HSBC Finance Corporation
1,380,000	6.676%, 1/15/2021	1,575,902
	HSBC USA, Inc.
620,000	1.625%, 1/16/2018	607,742
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	304,137
	Huntington National Bank
775,000	1.350%, 8/2/2016	774,485
	Icahn Enterprises, LP
1,101,432	8.000%, 1/15/2018	1,153,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.9%) - continued
	ING Bank NV
$604,000	3.750%, 3/7/2017[f]	$634,381
	ING Capital Funding Trust III
600,000	3.848%, 12/29/2049[g,j]	576,000
	ING US, Inc.
645,000	2.900%, 2/15/2018	647,632
	International Lease Finance Corporation
720,000	2.204%, 6/15/2016[g]	716,400
	Intesa Sanpaolo SPA
400,000	3.125%, 1/15/2016	399,420
	J.P. Morgan Chase & Company
560,000	0.715%, 4/23/2015[g]	560,616
600,000	1.125%, 2/26/2016	599,308
1,044,000	3.450%, 3/1/2016	1,099,300
1,306,000	2.000%, 8/15/2017	1,310,853
1,250,000	1.166%, 1/25/2018[g]	1,257,941
415,000	1.800%, 1/25/2018	409,221
930,000	6.300%, 4/23/2019	1,089,609
320,000	3.200%, 1/25/2023	299,366
930,000	7.900%, 4/29/2049[j]	1,009,050
	J.P. Morgan Chase Bank NA
815,000	0.584%, 6/13/2016[g]	805,746
	KeyBank NA
985,000	7.413%, 5/6/2015	1,074,617
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[f]	301,943
316,000	6.500%, 5/1/2042[f]	341,008
	Liberty Property, LP
830,000	5.500%, 12/15/2016	918,666
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[e,f]	662,345
	Merrill Lynch & Company, Inc.
620,000	6.400%, 8/28/2017	712,963
	Mizuho Corporate Bank, Ltd.
590,000	1.850%, 3/21/2018[f]	576,340
	Morgan Stanley
588,000	4.750%, 4/1/2014[e]	598,116
300,000	1.512%, 2/25/2016[g]	302,636
300,000	1.750%, 2/25/2016	301,447
1,140,000	4.750%, 3/22/2017	1,230,882
630,000	6.250%, 8/28/2017	716,914
560,000	1.546%, 4/25/2018[g]	561,984
632,000	4.875%, 11/1/2022	632,332
800,000	4.100%, 5/22/2023	746,174
	Murray Street Investment Trust I
1,638,000	4.647%, 3/9/2017	1,746,920
	Nederlandse Waterschapsbank NV
1,120,000	0.750%, 3/29/2016[f]	1,118,755
	Nomura Holdings, Inc.
840,000	1.704%, 9/13/2016[g]	848,524
1,290,000	2.000%, 9/13/2016	1,293,898
	Nordea Eiendomskreditt AS
840,000	2.125%, 9/22/2016[f]	864,275
	Prologis, LP
960,000	7.375%, 10/30/2019	1,176,708
	Prudential Covered Trust
714,006	2.997%, 9/30/2015[f]	736,401
	Realty Income Corporation
302,000	2.000%, 1/31/2018	295,239
	Regions Bank
1,423,000	7.500%, 5/15/2018	1,673,612

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Financials (1.9%) - continued
	Reinsurance Group of America, Inc.
$570,000	5.625%, 3/15/2017	$629,908
302,000	5.000%, 6/1/2021	323,240
	Royal Bank of Canada
1,450,000	1.125%, 7/22/2016	1,451,586
882,000	2.200%, 7/27/2018	884,816
	Royal Bank of Scotland Group plc
1,003,000	5.050%, 1/8/2015	1,040,007
600,000	2.550%, 9/18/2015	612,876
300,000	6.125%, 12/15/2022	302,226
	Santander US Debt SAU
720,000	3.724%, 1/20/2015[f]	730,194
400,000	3.781%, 10/7/2015[f]	407,978
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	843,286
	SLM Corporation
480,000	3.875%, 9/10/2015	489,600
300,000	6.250%, 1/25/2016	319,500
	SpareBank 1 Boligkreditt AS
1,120,000	1.250%, 5/2/2018[f]	1,088,416
	Svensk Exportkredit AB
1,120,000	1.125%, 4/5/2018	1,097,152
	Svenska Handelsbanken AB
840,000	0.700%, 3/21/2016[g]	841,908
600,000	3.125%, 7/12/2016	628,839
370,000	1.625%, 3/21/2018	363,015
	Swedbank Hypotek AB
1,120,000	1.375%, 3/28/2018[e,f]	1,099,728
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[f,j]	783,896
	Toronto-Dominion Bank
470,000	2.200%, 7/29/2015[f]	484,147
810,000	0.716%, 9/9/2016[g]	811,429
	UBS AG London
1,120,000	0.750%, 3/24/2016[f]	1,113,437
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	405,236
	Union Bank NA
1,216,000	1.500%, 9/26/2016	1,222,590
	Ventas Realty, LP
912,000	1.550%, 9/26/2016	913,221
	Wachovia Corporation
1,400,000	5.625%, 10/15/2016	1,568,673
840,000	0.524%, 6/15/2017[g]	829,056
	WellPoint, Inc.
632,000	1.875%, 1/15/2018	626,463
760,000	2.300%, 7/15/2018	760,350
	Wells Fargo & Company
2,336,000	1.250%, 7/20/2016	2,337,026
836,000	2.100%, 5/8/2017	853,508
620,000	1.500%, 1/16/2018	610,094

	Total	120,957,009

Foreign Government (0.1%)
	Asian Development Bank
1,120,000	0.500%, 6/20/2016	1,116,528
	Denmark Government International Bond
1,120,000	0.375%, 4/25/2016[f]	1,113,168
	Export-Import Bank of Korea
600,000	1.250%, 11/20/2015	600,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Foreign Government (0.1%) - continued
	International Finance Corporation
$275,000	0.500%, 5/16/2016	$273,561
	Kommunalbanken AS
300,000	2.750%, 5/5/2015[f]	310,980
1,120,000	0.332%, 3/18/2016[f,g]	1,119,253
	Kommuninvest i Sverige AB
1,120,000	0.500%, 6/15/2016[f]	1,113,000
	Mexico Government International Bond
608,000	4.000%, 10/2/2023[c]	604,200
	Province of Ontario
1,160,000	1.000%, 7/22/2016	1,162,769
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[f]	199,640
1,000,000	0.375%, 3/29/2016[f]	995,300

	Total	8,608,842

Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
28,600,000	3.000%, 10/1/2028[c]	29,560,783
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,778,990	1.967%, 6/1/2043[g]	7,886,297
28,275,000	3.500%, 10/1/2043[c]	28,699,125
	Federal National Mortgage Association
7,570,839	2.084%, 1/1/2043[g]	7,713,573
13,726,389	2.067%, 3/1/2043[g]	13,989,368
11,460,664	1.755%, 7/1/2043[g]	11,506,735
17,762,079	1.759%, 7/1/2043[g]	17,754,949
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
26,825,000	2.500%, 10/1/2028[c]	26,975,891
15,000,000	3.500%, 10/1/2028[c]	15,827,343
	Federal National Mortgage Association Conventional 30- Yr. Pass Though
20,110,638	1.992%, 7/1/2043[g]	20,389,870
13,334,648	2.017%, 7/1/2043[g]	13,524,886
11,674,203	2.120%, 8/1/2043[g]	11,867,593
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
15,000,000	4.500%, 10/1/2041[c]	16,019,532
14,068,750	3.000%, 10/1/2043[c]	13,743,410
55,675,000	3.500%, 10/1/2043[c]	56,675,413
52,937,500	4.000%, 10/1/2043[c]	55,526,472
12,841,000	4.500%, 11/1/2043[c]	13,675,666

	Total	361,336,906

Technology (0.2%)
	Apple, Inc.
1,120,000	0.516%, 5/3/2018[g]	1,115,465
310,000	2.400%, 5/3/2023	280,606
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	452,397

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Technology (0.2%) - continued
	EMC Corporation
$1,106,000	1.875%, 6/1/2018	$1,101,840
	First Data Corporation
1,100,000	7.375%, 6/15/2019[f]	1,157,750
	Hewlett-Packard Company
588,000	2.125%, 9/13/2015	596,435
669,000	2.600%, 9/15/2017	675,532
620,000	3.750%, 12/1/2020	602,602
	Intel Corporation
600,000	4.000%, 12/15/2032	551,374
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,091,750
	Oracle Corporation
604,000	1.200%, 10/15/2017	593,212
2,563,000	0.848%, 1/15/2019[g]	2,580,287
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[f]	598,800
	Tyco Electronics Group SA
1,029,000	6.550%, 10/1/2017	1,186,505
	Xerox Corporation
588,000	7.200%, 4/1/2016	666,288

	Total	13,250,843

Transportation (0.1%)
	American Airlines Pass Through Trust
775,000	4.950%, 1/15/2023[f]	776,937
	Avis Budget Car Rental, LLC
1,100,000	8.250%, 1/15/2019	1,193,500
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	490,580
490,000	5.750%, 3/15/2033	524,466
	Continental Airlines, Inc.
805,000	4.150%, 4/11/2024	789,403
	CSX Corporation
671,000	6.250%, 4/1/2015	724,959
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	895,786
492,789	4.950%, 5/23/2019	523,589
144,644	4.750%, 5/7/2020	152,690
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[f]	601,252
294,000	2.800%, 11/1/2018[f]	296,088
	Kansas City Southern de Mexico SA de CV
620,000	2.350%, 5/15/2020[f]	591,076

	Total	7,560,326

U.S. Government and Agencies (3.5%)
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[f]	239,754
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	480,249
	Federal Home Loan Banks
6,840,000	0.375%, 6/24/2016	6,803,960
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,535,000	1.375%, 5/1/2020[e]	3,364,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
U.S. Government and Agencies (3.5%) - continued
	Federal National Mortgage Association
$750,000	4.375%, 10/15/2015	$810,075
3,640,000	0.375%, 7/5/2016	3,607,779
2,400,000	1.375%, 11/15/2016	2,439,979
2,290,000	0.875%, 5/21/2018	2,224,838
540,000	6.250%, 5/15/2029	691,134
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	566,810
	U.S. Treasury Bonds
1,215,000	7.625%, 2/15/2025	1,794,403
4,750,000	5.250%, 11/15/2028	5,938,982
2,975,000	4.375%, 5/15/2040	3,366,397
12,410,000	3.000%, 5/15/2042	10,874,262
2,488,000	2.875%, 5/15/2043	2,111,690
	U.S. Treasury Bonds, TIPS
130,120	2.375%, 1/15/2025	155,301
91,864	2.125%, 2/15/2040	108,701
	U.S. Treasury Notes
235,000	0.250%, 4/30/2014	235,239
5,145,000	0.750%, 6/15/2014	5,168,713
30,135,000	0.375%, 2/15/2016	30,104,383
1,785,000	2.625%, 2/29/2016	1,878,712
1,164,000	0.625%, 7/15/2016	1,165,546
1,225,000	1.000%, 10/31/2016	1,236,389
4,350,000	3.250%, 3/31/2017	4,708,536
725,000	0.625%, 5/31/2017	716,844
21,250,000	1.000%, 5/31/2018	20,977,745
45,000,000	1.375%, 1/31/2020	43,744,905
6,910,000	1.625%, 8/15/2022	6,437,093
2,300,000	1.750%, 5/15/2023	2,131,274
	U.S. Treasury Notes, TIPS
30,719,777	0.125%, 4/15/2018	31,646,194
794,693	0.125%, 1/15/2022	784,698
34,741,926	0.125%, 1/15/2023	33,797,396

	Total	230,312,361

U.S. Municipals (1.8%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
4,410,000	5.125%, 6/1/2024	3,751,190
	Dallas/Fort Worth Texas International Airport Revenue Bonds
7,665,000	5.000%, 11/1/2038	7,296,620
	Los Angeles Department Of Water & Power Revenue Bonds
9,581,000	5.000%, 7/1/2043	9,818,992
	Massachusetts Bay Transportation Authority Revenue Bonds
5,705,000	5.000%, 7/1/2041	5,997,381
	Massachusetts Development Finance Agency Revenue Bonds
5,461,000	5.000%, 10/1/2048	5,529,590
	Massachusetts School Building Authority Sales Tax Revenue Bonds
7,665,000	5.000%, 5/15/2043	8,003,716

Principal Amount	Long-Term Fixed Income (18.0%)	Value
U.S. Municipals (1.8%) - continued
	Metropolitan Transportation Authority Transportation Revenue Bonds
$7,665,000	5.000%, 11/15/2043	$7,734,522
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
3,258,000	5.000%, 7/1/2040	3,272,563
	New Jersey Transportation Trust Fund Authority Revenue Bonds
9,581,000	5.000%, 6/15/2042	9,735,733
	New Jersey Turnpike Authority Turnpike Revenue Bonds
3,065,000	5.000%, 1/1/2043	3,123,480
	New York City Transitional Finance Authority Revenue Bonds
7,157,000	5.000%, 5/1/2042	7,449,650
	New York City Water & Sewer System Finance Authority Revenue Bonds
7,665,000	5.000%, 6/15/2047	7,914,343
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
4,599,000	5.000%, 3/15/2042	4,768,841
	North Texas Tollway Authority System Revenue Refunding Bonds
7,665,000	5.000%, 1/1/2042	7,684,929
	San Diego County Regional Airport Authority Airport Revenue Bonds
6,611,000	5.000%, 7/1/2038	6,445,527
	South Carolina State Public Service Authority Revenue Bonds
7,665,000	5.000%, 12/1/2043	7,804,733
	State of California Various Purpose General Obligation Bonds
3,832,000	5.000%, 9/1/2036	3,965,545
1,916,000	5.000%, 4/1/2042	1,958,574
1,916,000	5.000%, 2/1/2043	1,960,336
	University of Massachusetts Building Authority Project Revenue Bonds
6,132,000	5.000%, 11/1/2039	6,404,690

	Total	120,620,955

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,210,000
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	589,441
	Atlas Pipeline Partners, LP
1,100,000	4.750%, 11/15/2021[f]	994,125
	Dayton Power and Light Company
608,000	1.875%, 9/15/2016[f]	612,731
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	297,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (18.0%)	Value
Utilities (0.4%) - continued
	Duke Energy Corporation
$948,000	2.100%, 6/15/2018	$945,473
	Enel Finance International NV
773,000	3.875%, 10/7/2014[f]	791,632
474,000	6.250%, 9/15/2017[f]	524,500
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	396,456
876,000	4.650%, 6/1/2021	899,399
	Enterprise Products Operating, LLC
876,000	1.250%, 8/13/2015	880,597
	Exelon Corporation
790,000	4.900%, 6/15/2015	839,379
	Exelon Generation Company, LLC
930,000	5.200%, 10/1/2019	1,018,528
	Iberdrola Finance Ireland, Ltd.
540,000	3.800%, 9/11/2014[f]	552,872
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[f]	826,697
294,000	4.050%, 7/1/2023	291,248
	MidAmerican Energy Holdings Company
588,000	6.500%, 9/15/2037	694,522
	NextEra Energy Capital Holdings, Inc.
882,000	1.200%, 6/1/2015	886,719
	NiSource Finance Corporation
900,000	6.800%, 1/15/2019	1,060,617
	Northeast Utilities
465,000	1.450%, 5/1/2018	453,073
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,078,000
	ONEOK Partners, LP
760,000	3.200%, 9/15/2018	774,318
640,000	8.625%, 3/1/2019	807,243
456,000	5.000%, 9/15/2023	467,953
	Pacific Gas & Electric Company
841,000	5.625%, 11/30/2017	966,041
	PPL Capital Funding, Inc.
1,200,000	1.900%, 6/1/2018	1,177,859
300,000	3.500%, 12/1/2022	283,777
	Sempra Energy
891,000	6.150%, 6/15/2018	1,040,374
	Spectra Energy Partners, LP
304,000	2.950%, 9/25/2018	309,008
304,000	4.750%, 3/15/2024	313,256
	Williams Partners, LP
294,000	7.250%, 2/1/2017	342,309

	Total	22,325,333

	Total Long-Term Fixed Income (cost $1,180,298,770)	1,185,450,293

Shares	Preferred Stock (<0.1%)	Value
Health Care (<0.1%)
1,300	Draegerwerk AG & Company KGaA	$165,549

	Total	165,549

	Total Preferred Stock (cost $165,856)	165,549

Shares	Collateral Held for Securities Loaned (0.6%)	Value
42,368,099	Thrivent Cash Management Trust	42,368,099

	Total Collateral Held for Securities Loaned (cost $42,368,099)	42,368,099

Shares or Principal Amount	Short-Term Investments (16.7%)	Value
	Federal Home Loan Bank
20,000,000	0.055%, 10/18/2013[k,l]	19,999,481
	Federal Home Loan Bank Discount Notes
4,000,000	0.055%, 10/9/2013[k]	3,999,951
9,200,000	0.028%, 10/23/2013[k]	9,199,840
50,700,000	0.031%, 10/25/2013[k]	50,699,146
48,000,000	0.059%, 11/6/2013[k]	47,997,480
114,000,000	0.072%, 11/8/2013[k]	113,991,355
20,000,000	0.052%, 11/13/2013[k]	19,998,758
100,500,000	0.075%, 11/13/2013[k]	100,490,997
5,000,000	0.070%, 11/20/2013[k]	4,999,514
17,900,000	0.093%, 11/22/2013[k,l]	17,897,595
38,000,000	0.032%, 11/27/2013[k]	37,998,100
6,000,000	0.040%, 11/29/2013[k]	5,999,607
21,200,000	0.053%, 12/4/2013[k,l]	21,198,020
51,000,000	0.035%, 12/11/2013[k]	50,996,480
73,000,000	0.037%, 12/13/2013[k]	72,994,545
59,000,000	0.025%, 12/18/2013[k]	58,996,804
300,000	0.095%, 1/15/2014[k,l]	299,916
900,000	0.090%, 2/21/2014[k,l]	899,678
	Federal Home Loan Mortgage Corporation
40,000,000	0.071%, 10/7/2013[k]	39,999,529
40,000,000	0.040%, 10/28/2013[k]	39,998,800
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.030%, 10/15/2013[k]	2,999,965
4,000,000	0.005%, 10/21/2013[k]	3,999,989
27,000,000	0.105%, 11/6/2013[k]	26,997,165
84,500,000	0.070%, 11/12/2013[k]	84,493,099
47,000,000	0.075%, 11/18/2013[k]	46,995,300
27,000,000	0.090%, 11/21/2013[k]	26,996,557
26,000,000	0.095%, 12/2/2013[k,l]	25,995,746
100,000	0.110%, 12/3/2013[k,l]	99,981
	Federal National Mortgage Association Discount Notes
8,000,000	0.075%, 10/2/2013[k]	7,999,983
84,800,000	0.072%, 11/6/2013[k]	84,793,914
21,000,000	0.039%, 12/4/2013[k]	20,998,544
45,000,000	0.020%, 1/7/2014[k]	44,997,550
	Liberty Street Funding, LLC
5,400,000	0.050%, 10/1/2013[f,k,m]	5,400,000
	Straight-A Funding, LLC
4,000,000	0.070%, 10/7/2013[k]	3,999,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (16.7%)	Value
	U.S. Treasury Bills
1,300,000	0.062%, 12/26/2013[k]	$1,299,809

	Total Short-Term Investments (at amortized cost)	1,106,723,151

	Total Investments (cost $6,451,171,664) 104.5%	$6,906,541,393

	Other Assets and Liabilities, Net (4.5%)	(299,891,067)

	Total Net Assets 100.0%	$6,606,650,326

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $110,086,468 or 1.7% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$136,789
FNA Trust	4/29/2013	1,128,574

i

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2013, $45,393,373 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$492,192,428
Gross unrealized depreciation	(36,822,699)

Net unrealized appreciation (depreciation)	$455,369,729

Cost for federal income tax purposes	$6,451,171,664

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	16,376,066	–	16,376,066	–
Capital Goods	10,347,664	–	10,347,664	–
Communications Services	104,187,097	–	104,187,097	–
Consumer Cyclical	45,275,570	–	45,275,570	–
Consumer Non-Cyclical	37,863,047	–	37,863,047	–
Energy	16,716,736	–	16,716,736	–
Financials	12,491,511	–	12,491,511	–
Technology	20,093,319	–	20,093,319	–
Transportation	10,614,689	–	10,614,689	–
Utilities	7,149,090	–	7,149,090	–
Mutual Funds
Equity Mutual Funds	1,680,610,437	1,680,610,437	–	–
Fixed Income Mutual Funds	1,198,870,905	1,198,870,905	–	–
Common Stock
Consumer Discretionary	217,050,510	208,879,849	8,170,661	–
Consumer Staples	91,332,026	80,922,404	10,409,622	–
Energy	177,070,965	175,674,086	1,396,879	–
Financials	259,718,962	248,505,440	11,213,522	–
Health Care	169,194,379	163,811,853	5,382,526	–
Industrials	156,545,587	148,453,029	8,092,558	–
Information Technology	262,600,502	261,471,217	1,129,285	–
Materials	36,898,153	36,107,332	790,821	–
Telecommunications Services	13,050,810	9,914,806	3,136,004	–
Utilities	27,776,276	25,941,312	1,834,964	–
Long-Term Fixed Income
Asset-Backed Securities	54,192,229	–	50,186,916	4,005,313
Basic Materials	12,828,381	–	12,828,381	–
Capital Goods	8,304,972	–	8,304,972	–
Collateralized Mortgage Obligations	48,262,394	–	48,262,394	–
Commercial Mortgage-Backed Securities	62,932,440	–	62,932,440	–
Communications Services	33,152,740	–	33,152,740	–
Consumer Cyclical	25,377,304	–	25,377,304	–
Consumer Non-Cyclical	33,572,422	–	33,572,422	–
Energy	21,854,836	–	21,854,836	–
Financials	120,957,009	–	120,957,009	–
Foreign Government	8,608,842	–	8,608,842	–
Mortgage-Backed Securities	361,336,906	–	361,336,906	–
Technology	13,250,843	–	13,250,843	–
Transportation	7,560,326	–	7,560,326	–
U.S. Government and Agencies	230,312,361	–	230,312,361	–
U.S. Municipals	120,620,955	–	120,620,955	–
Utilities	22,325,333	–	22,325,333	–
Preferred Stock
Health Care	165,549	–	165,549	–
Collateral Held for Securities Loaned	42,368,099	42,368,099	–	–
Short-Term Investments	1,106,723,151	–	1,106,723,151	–

Total	$6,906,541,393	$4,281,530,769	$2,621,005,311	$4,005,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,696,880	4,159,487	3,537,393	–

Total Asset Derivatives	$7,696,880	$4,159,487	$3,537,393	$–

Liability Derivatives
Futures Contracts	4,019,069	4,019,069	–	–

Total Liability Derivatives	$4,019,069	$4,019,069	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	December 2013	($64,806,913)	($64,978,361)	($171,448)
5-Yr. U.S. Treasury Bond Futures	(775)	December 2013	(92,652,521)	(93,811,332)	(1,158,811)
10-Yr. U.S. Treasury Bond Futures	(230)	December 2013	(28,533,674)	(29,069,845)	(536,171)
30-Yr. U.S. Treasury Bond Futures	1,150	December 2013	151,039,839	153,381,250	2,341,411
Eurex EURO STOXX 50 Futures	8,212	December 2013	316,308,220	319,845,613	3,537,393
Mini MSCI EAFE Index Futures	881	December 2013	78,523,414	79,959,560	1,436,146
Russell 2000 Index Mini-Futures	152	December 2013	15,903,350	16,285,280	381,930
S&P 400 Index Mini-Futures	(704)	December 2013	(86,311,900)	(87,338,240)	(1,026,340)
S&P 500 Index Futures	771	December 2013	323,847,624	322,721,325	(1,126,299)
Total Futures Contracts					$3,677,811
Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Partner Small Cap Growth	$79,055,103	$1,974,115	$–	5,821,599	$105,254,516	$–
Partner Small Cap Value	90,308,232	2,508,142	–	4,368,749	111,884,087	1,989,735
Small Cap Stock	47,193,950	198,597	–	3,609,909	57,755,657	198,597
Partner Mid Cap Value	86,604,747	5,362,381	–	6,230,477	106,642,718	997,949
Mid Cap Stock	152,496,820	661,497	–	11,698,088	187,312,129	661,497
Partner Worldwide Allocation	459,697,332	129,990	–	53,352,913	506,895,351	129,990
Large Cap Value	313,363,721	5,488,510	–	26,506,659	383,310,138	5,488,510
Large Cap Stock	187,027,872	2,481,588	–	20,525,262	221,555,841	2,481,588
Growth and Income Plus	29,226,201	682,883	33,762,739	–	–	682,883
High Yield	183,561,939	8,854,827	30,804	38,097,322	189,854,195	8,854,814
Income	662,868,511	19,242,092	38,686,250	59,721,104	614,625,709	17,907,681
Limited Maturity Bond	431,474,553	4,631,333	37,192,411	40,192,304	394,391,001	4,667,510
Cash Management Trust- Collateral Investment	46,692,956	244,722,089	249,046,946	42,368,099	42,368,099	404,825
Cash Management Trust- Short Term Investment	834,029,047	898,289,256	1,732,318,303	–	–	395,826
Total Value and Income Earned	3,603,600,984				2,921,849,441	44,861,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$1,492,500	3.500%, 5/31/2020	$1,421,606
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,470,150	5.250%, 10/18/2017	1,473,561
	Ineos Group Holdings, Ltd., Term Loan
2,329,193	4.000%, 5/2/2018	2,301,382
	MRC Global, Inc., Term Loan
1,287,000	6.000%, 11/8/2019	1,291,826
	Tronox Pigments BV, Term Loan
688,275	4.500%, 2/8/2018	691,248
	US Coatings Acquisition, Inc., Term Loan
1,606,925	4.750%, 2/1/2020	1,611,441

	Total	8,791,064

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,806,350	4.250%, 10/9/2019	1,804,381
	Berry Plastics Group, Inc., Term Loan
3,452,650	3.500%, 2/8/2020	3,412,081
	Silver II Borrower, Term Loan
918,063	4.000%, 12/13/2019	908,882

	Total	6,125,344

Communications Services (1.6%)
	Atlantic Broadband Penn, LLC, Term Loan
1,029,600	3.250%, 11/30/2019	1,018,449
	Cequel Communications, LLC, Term Loan
1,144,192	3.500%, 2/14/2019	1,141,457
	Charter Communications Operating, LLC, Term Loan
458,850	3.000%, 7/1/2020	453,362
2,244,375	3.000%, 12/21/2020	2,218,183
	Clear Channel Communications, Inc., Term Loan
675,516	3.829%, 1/29/2016	635,492
1,992,484	6.929%, 1/30/2019	1,846,036
	Cricket Communications, Inc., Term Loan
258,050	4.750%, 10/10/2019	257,727
1,960,087	4.750%, 3/8/2020	1,958,343
	Cumulus Media Holdings, Inc., Term Loan
1,744,385	4.500%, 9/17/2018	1,753,543
	Fairpoint Communications, Term Loan
2,298,450	7.500%, 2/14/2019	2,313,137
	Grande Communications Networks, LLC, Term Loan
1,356,600	4.500%, 5/29/2020	1,352,083
	Hargray Communications Group, Inc., Term Loan
1,930,162	4.750%, 6/25/2019	1,933,386
	Integra Telecom Holdings, Inc., Term Loan
1,358,175	5.250%, 2/22/2019	1,364,966
460,000	9.750%, 2/21/2020	471,141

Principal Amount	Bank Loans (4.5%)[a]	Value
Communications Services (1.6%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$1,299,944	4.250%, 4/2/2018	$1,300,919
	Level 3 Financing, Inc., Term Loan
2,540,000	4.750%, 8/1/2019	2,535,225
2,540,000	0.000%, 1/15/2020[b,c]	2,535,225
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,283,750	6.000%, 6/9/2017	1,286,959
	LTS Buyer, LLC, Term Loan
1,032,412	4.500%, 4/13/2020	1,035,314
115,000	8.000%, 4/12/2021	116,150
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,830,800	9.000%, 3/22/2019	1,849,969
	Mediacom Communications Corporation, Term Loan
1,029,600	4.000%, 1/20/2020	1,028,962
	NEP Broadcasting, LLC, Term Loan
3,424,125	4.750%, 1/22/2020	3,430,562
134,286	9.500%, 8/18/2020	136,720
	NTelos, Inc., Term Loan
678,150	5.750%, 11/9/2019	674,251
	SBA Senior Finance II, LLC, Term Loan
285,925	3.750%, 9/28/2019	285,639
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,784,647
	TNS, Inc., Term Loan
1,386,667	5.000%, 2/14/2020	1,395,333
	Univision Communications, Inc., Term Loan
827,275	4.500%, 2/28/2020	823,916
1,746,225	4.500%, 2/28/2020	1,739,135
457,700	4.500%, 3/1/2020	455,219
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	3.500%, 6/8/2020	2,806,553
	Visant Corporation, Term Loan
2,311,507	5.250%, 12/22/2016	2,237,632
	WideOpenWest Finance, LLC, Term Loan
3,029,775	4.750%, 3/26/2019	3,047,196
	Yankee Cable Acquisition, LLC, Term Loan
1,811,060	5.250%, 8/26/2016	1,816,493
	Zayo Group, LLC, Term Loan
2,282,663	4.500%, 7/2/2019	2,281,362

	Total	53,320,686

Consumer Cyclical (0.7%)
	Bally Technologies, Inc., Term Loan
1,395,000	0.000%, 8/21/2020[b,c]	1,392,824
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,230,206	4.250%, 2/23/2017	1,229,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Consumer Cyclical (0.7%) - continued
	Cenveo Corporation, Term Loan
$1,029,825	6.250%, 2/13/2017	$1,033,254
	Ceridian Corporation, Term Loan
1,870,000	4.429%, 5/9/2017	1,868,841
	Chrysler Group, LLC, Term Loan
1,527,188	4.250%, 5/24/2017	1,536,351
	Hilton Worldwide Finance, LLC, Term Loan
1,950,000	0.000%, 9/23/2020[b,c]	1,946,451
	J.C. Penney Corporation, Inc., Term Loan
2,009,963	6.000%, 5/22/2018	1,946,468
	MGM Resorts International, Term Loan
1,424,237	3.500%, 12/20/2019	1,416,888
	ROC Finance, LLC, Term Loan
2,530,000	3.636%, 6/20/2019	2,527,622
	Scientific Games International, Inc., Term Loan
2,800,000	0.000%, 5/22/2020[b,c]	2,775,500
	Seminole Indian Tribe of Florida, Term Loan
834,725	3.000%, 4/29/2020	831,595
	Seven Seas Cruises S de RL, LLC, Term Loan
2,315,000	4.750%, 12/21/2018	2,326,575
	Toys R Us, Inc., Term Loan
1,602,271	5.250%, 5/25/2018	1,511,149

	Total	22,343,417

Consumer Non-Cyclical (0.6%)
	Albertsons, LLC, Term Loan
1,750,000	0.000%, 3/21/2019[b,c]	1,740,165
1,771,100	4.750%, 3/21/2019	1,765,574
	Biomet, Inc., Term Loan
493,762	0.000%, 7/25/2017[b,c]	495,229
	CHS/Community Health Systems, Inc., Term Loan
1,300,000	3.760%, 1/25/2017	1,298,193
	Del Monte Corporation, Term Loan
286,088	4.000%, 3/8/2018	284,729
	DJO Finance, LLC, Term Loan
1,964,206	4.750%, 9/15/2017	1,967,152
	Grifols, Inc., Term Loan
1,278,834	4.250%, 6/1/2017	1,283,757
	Hologic, Inc., Term Loan
1,366,048	3.750%, 8/1/2019	1,365,802
	JBS USA, LLC, Term Loan
1,712,063	3.750%, 5/25/2018	1,703,502
	Reynolds Group Holdings, Inc., Term Loan
257,400	4.750%, 9/28/2018	257,650
	Rite Aid Corporation, Term Loan
343,275	4.000%, 2/7/2020	342,503
695,000	5.750%, 8/21/2020	711,214
	Roundy’s Supermarkets, Inc., Term Loan
1,706,767	7.174%, 2/13/2019	1,669,577
	Supervalu, Inc., Term Loan
4,297,671	4.866%, 3/21/2019[b,c]	4,281,555

Principal Amount	Bank Loans (4.5%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Van Wagner Communications, LLC, Term Loan
$1,208,925	6.250%, 8/3/2018	$1,225,548
	Warner Chilcott Corporation, Term Loan
137,492	4.250%, 3/15/2018	137,344
174,476	4.250%, 3/15/2018	174,290
75,957	4.250%, 3/15/2018	75,876

	Total	20,779,660

Energy (0.3%)
	Arch Coal, Inc., Term Loan
1,734,195	5.750%, 5/16/2018	1,681,094
	Chesapeake Energy Corporation, Term Loan
3,910,000	5.750%, 12/2/2017	3,974,750
	Fieldwood Energy, LLC, Term Loan
340,000	0.000%, 9/25/2018[b,c]	338,620
900,000	0.000%, 9/25/2018[b,c]	898,128
	Offshore Group Investment, Ltd., Term Loan
1,840,750	5.750%, 3/28/2019	1,861,458
	Pacific Drilling SA, Term Loan
1,276,800	4.500%, 6/3/2018	1,280,950

	Total	10,035,000

Financials (0.2%)
	GEO Group, Inc., Term Loan
458,850	3.250%, 4/3/2020	459,997
	Harland Clarke Holdings Corporation, Term Loan
2,315,438	7.000%, 5/22/2018	2,285,059
	MoneyGram International, Inc., Term Loan
1,830,800	4.250%, 3/27/2020	1,828,512
	WaveDivision Holdings, LLC, Term Loan
2,496,137	4.000%, 10/12/2019	2,492,393

	Total	7,065,961

Technology (0.2%)
	First Data Corporation Extended, Term Loan
2,090,000	4.184%, 3/23/2018	2,067,532
	First Data Corporation, Term Loan
1,040,000	4.184%, 9/24/2018	1,028,820
	Freescale Semiconductor, Inc., Term Loan
1,661,650	5.000%, 2/13/2020	1,666,685
	Infor US, Inc., Term Loan
906,432	5.250%, 4/5/2018	910,212
	SunGard Data Systems, Inc., Term Loan
2,298,450	4.500%, 1/31/2020	2,321,389

	Total	7,994,638

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,930,162	4.750%, 6/21/2019	1,913,679

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Transportation (0.2%) - continued
	American Petroleum Tankers Parent, LLC, Term Loan
$529,213	4.750%, 9/28/2019	$530,536
	Delta Air Lines, Inc., Term Loan
1,613,706	4.250%, 4/20/2017	1,617,740
	U.S. Airways, Inc., Term Loan
340,000	4.250%, 5/21/2019	337,572
	United Air Lines, Inc., Term Loan
1,144,250	4.000%, 4/1/2019	1,148,541

	Total	5,548,068

Utilities (0.2%)
	Calpine Corporation, Term Loan
342,366	4.000%, 4/1/2018	342,397
2,064,150	4.000%, 10/9/2019	2,062,602
	Intergen NV, Term Loan
892,762	5.500%, 6/5/2020	889,040
	NGPL PipeCo, LLC, Term Loan
1,833,845	6.750%, 9/15/2017	1,635,184

	Total	4,929,223

	Total Bank Loans (cost $146,978,191)	146,933,061

Shares	Mutual Funds (36.9%)	Value
Equity Mutual Funds (13.2%)
15,847,969	Thrivent Partner Worldwide Allocation Portfolio	150,568,386
1,304,921	Thrivent Partner Small Cap Value Portfolio	33,419,152
1,620,681	Thrivent Small Cap Stock Portfolio	25,929,598
2,270,717	Thrivent Partner Mid Cap Value Portfolio	38,866,276
2,945,977	Thrivent Mid Cap Stock Portfolio	47,171,567
7,713,749	Thrivent Large Cap Value Portfolio	111,547,757
2,314,615	Thrivent Large Cap Stock Portfolio	24,984,650

	Total	432,487,386

Fixed Income Mutual Funds (23.7%)
19,455,713	Thrivent High Yield Portfolio	96,955,600
24,315,258	Thrivent Income Portfolio	250,242,908
43,296,032	Thrivent Limited Maturity Bond Portfolio	424,846,646

	Total	772,045,154

	Total Mutual Funds (cost $1,125,728,387)	1,204,532,540

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Asset-Backed Securities (1.9%)
	Access Group, Inc.
1,815,378	0.679%, 2/25/2036[d,e]	1,807,631
	Ally Auto Receivables Trust 2013- SN1
2,340,000	0.720%, 5/20/2016	2,334,328
	Avis Budget Rental Car Funding AESOP, LLC
1,154,010	2.370%, 11/20/2014[d]	1,170,490

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Asset-Backed Securities (1.9%) - continued
	Chesapeake Funding, LLC
$2,300,000	0.632%, 1/7/2025[d,e]	$2,301,239
	Countrywide Asset-Backed Certificates
2,416,653	5.530%, 4/25/2047	2,232,786
	DT Auto Owner Trust
766,440	0.750%, 5/16/2016[d]	766,562
	Edlinc Student Loan Funding Trust
1,475,691	3.196%, 10/1/2025[e,f]	1,455,401
	Federal National Mortgage Association
1,893,027	0.595%, 8/25/2015	1,886,795
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
2,340,000	0.679%, 1/15/2019	2,337,784
	FNA Trust
1,572,009	1.980%, 1/10/2018[f]	1,560,219
	GE Dealer Floorplan Master Note Trust
2,340,000	0.580%, 4/20/2018[e]	2,334,326
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,945,969
	Golden Credit Card Trust
1,620,000	0.432%, 2/15/2018[d,e]	1,613,789
1,000,000	0.611%, 9/15/2018[d,e]	1,000,010
	HLSS Servicer Advance Receivables Backed Notes
2,175,000	1.287%, 9/15/2044[d]	2,176,088
	Hyundai Auto Receivables Trust
2,340,000	0.710%, 9/15/2017	2,342,298
	Hyundai Floorplan Master Owner Trust
2,632,500	0.532%, 5/15/2018[d,e]	2,622,086
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,582,505
	Morgan Stanley Capital, Inc.
2,121,674	0.329%, 2/25/2037[e]	1,067,981
	Motor plc
2,964,000	0.679%, 2/15/2021[d]	2,964,012
	Nationstar Mortgage Advance Receivable Trust
2,340,000	1.080%, 6/20/2044[d]	2,338,115
	Nissan Master Owner Trust Receivables
2,700,000	0.482%, 2/15/2018[e]	2,695,469
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,924,426
2,523,547	5.580%, 11/25/2036	1,492,143
	Santander Drive Auto Receivables Trust
1,950,000	0.700%, 9/15/2017	1,947,305
	SLM Student Loan Trust
1,182,366	0.782%, 8/15/2022[d,e]	1,178,541
1,350,000	1.232%, 5/17/2027[d,e]	1,334,372
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[d]	1,947,241
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,935,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Asset-Backed Securities (1.9%) - continued
	World Omni Automobile Lease Securitization Trust
$2,100,000	1.400%, 2/15/2019	$2,110,500
	World Omni Master Owner Trust
1,620,000	0.532%, 2/15/2018[d,e]	1,618,059

	Total	60,023,824

Basic Materials (0.5%)
	Barrick Gold Corporation
284,000	2.900%, 5/30/2016	287,602
	FMG Resources Pty. Ltd.
2,912,019	6.875%, 2/1/2018[d,g]	3,043,060
	Freeport-McMoRan Copper & Gold, Inc.
1,564,000	2.375%, 3/15/2018[d,g]	1,511,520
	Glencore Funding, LLC
560,000	1.700%, 5/27/2016[d]	551,776
1,170,000	1.628%, 1/15/2019[d,e]	1,101,324
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,500,000	8.875%, 2/1/2018	1,552,500
	Ineos Finance plc
1,500,000	7.500%, 5/1/2020[d]	1,608,750
	Inmet Mining Corporation
1,500,000	7.500%, 6/1/2021[d]	1,537,500
	International Paper Company
706,000	5.300%, 4/1/2015	750,651
	LyondellBasell Industries NV
920,000	6.000%, 11/15/2021	1,050,024
	Rio Tinto Finance USA plc
568,000	1.375%, 6/17/2016	568,165
568,000	2.250%, 12/14/2018	560,029
	Xstrata Finance Canada, Ltd.
1,700,000	2.050%, 10/23/2015[d]	1,704,626

	Total	15,827,527

Capital Goods (0.3%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	648,556
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,492,500
	Eaton Corporation
268,000	1.500%, 11/2/2017[d]	264,228
402,000	4.000%, 11/2/2032[d]	369,557
	John Deere Capital Corporation
1,170,000	0.339%, 1/12/2015[e]	1,170,368
	Northrop Grumman Corporation
900,000	1.750%, 6/1/2018	883,335
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,417,314
	Roper Industries, Inc.
845,000	2.050%, 10/1/2018	828,826
	RSC Equipment Rental, Inc.
1,500,000	8.250%, 2/1/2021	1,665,000
	Textron, Inc.
680,000	5.600%, 12/1/2017	750,340

	Total	9,490,024

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Collateralized Mortgage Obligations (1.2%)
	Alternative Loan Trust
$2,334,799	6.000%, 6/25/2036	$1,910,447
	Citigroup Mortgage Loan Trust, Inc.
754,535	5.500%, 11/25/2035	682,901
	CitiMortgage Alternative Loan Trust
2,524,456	5.750%, 4/25/2037	2,067,059
	Commercial Mortgage Pass Through Certificates
2,340,000	1.232%, 6/8/2030[d,e]	2,332,498
	Countrywide Alternative Loan Trust
3,681,078	4.973%, 10/25/2035	2,932,634
1,394,582	6.500%, 8/25/2036	950,758
481,312	6.000%, 1/25/2037	381,670
4,857,679	5.500%, 5/25/2037	4,034,847
2,680,956	7.000%, 10/25/2037	1,779,595
	Countrywide Home Loans, Inc.
995,612	5.750%, 4/25/2037	884,573
	Deutsche Alt-A Securities Mortgage Loan Trust
350,021	5.500%, 10/25/2021	335,266
	Deutsche Alt-A Securities, Inc.
813,980	6.000%, 10/25/2021	762,672
	Federal Home Loan Mortgage Corporation
11,055,479	3.000%, 4/15/2028[h]	1,545,674
6,933,504	3.000%, 2/15/2033[h]	1,137,789
	Federal National Mortgage Association
15,066,536	3.500%, 1/25/2033[h]	2,485,692
	Greenpoint Mortgage Funding Trust
1,507,863	0.379%, 10/25/2045[e]	1,037,770
	HomeBanc Mortgage Trust
1,278,180	2.431%, 4/25/2037	873,260
	J.P. Morgan Mortgage Trust
219,047	2.686%, 10/25/2036	174,352
3,981,988	0.559%, 1/25/2037[e]	2,455,621
3,912,732	6.250%, 8/25/2037	2,681,028
	MASTR Alternative Loans Trust
569,271	6.500%, 7/25/2034	604,032
2,582,483	0.629%, 12/25/2035[e]	1,336,468
	Merrill Lynch Alternative Note Asset Trust
567,360	6.000%, 3/25/2037	477,724
	Residential Accredit Loans, Inc.
1,057,641	5.750%, 9/25/2035	932,171
	Residential Asset Securitization Trust
3,319,656	0.559%, 8/25/2037[e]	1,024,897
	Sequoia Mortgage Trust
219,366	2.642%, 9/20/2046	18,046
1,730,352	2.642%, 9/20/2046	1,438,153
	WaMu Mortgage Pass Through Certificates
547,202	2.382%, 9/25/2036	465,895
520,549	2.684%, 10/25/2036	441,918
1,693,719	2.346%, 11/25/2036	1,404,616

	Total	39,590,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
$4,600,000	5.793%, 4/10/2049	$5,148,798
6,000,000	5.857%, 6/10/2049	6,678,750
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,192,616
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,879,258
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	5,096,128
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,196,378
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,637,660	0.727%, 12/25/2016	2,617,329
	Government National Mortgage Association
62,370	2.164%, 3/16/2033	62,750
32,611	3.214%, 1/16/2040	33,202
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,374,378
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,560,000	0.882%, 4/15/2028[d,e]	1,552,893
2,300,000	5.895%, 2/12/2049	2,461,849
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,873,937
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,729,598

	Total	42,897,864

Communications Services (1.1%)
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,402,500
	America Movil SAB de CV
1,746,000	1.256%, 9/12/2016[e]	1,746,005
846,000	5.000%, 10/16/2019	919,794
564,000	3.125%, 7/16/2022	519,138
	American Tower Corporation
990,000	5.050%, 9/1/2020	1,026,922
	AT&T, Inc.
1,324,000	2.400%, 8/15/2016	1,366,968
830,000	5.800%, 2/15/2019	955,941
	British Telecommunications plc
568,000	1.625%, 6/28/2016	571,067
	CBS Corporation
686,000	8.875%, 5/15/2019	876,942
	CC Holdings GS V, LLC
268,000	2.381%, 12/15/2017	264,206
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,620,000
	CenturyLink, Inc.
1,500,000	5.625%, 4/1/2020	1,464,375

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Communications Services (1.1%) - continued
	Comcast Corporation
$325,000	4.650%, 7/15/2042	$309,053
	Cox Communications, Inc.
852,000	9.375%, 1/15/2019[d]	1,089,582
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	505,233
	DIRECTV Holdings, LLC
560,000	2.400%, 3/15/2017	562,592
536,000	1.750%, 1/15/2018	516,800
600,000	5.875%, 10/1/2019	669,940
	Hughes Satellite Systems Corporation
1,500,000	6.500%, 6/15/2019	1,586,250
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,605,000
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,638,750
	NBC Universal Enterprise, Inc.
1,170,000	0.953%, 4/15/2018[d,e]	1,175,560
	NBCUniversal Media, LLC
762,000	2.875%, 4/1/2016	798,001
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	500,494
	SBA Tower Trust
505,000	5.101%, 4/17/2017[d]	545,118
	Sprint Nextel Corporation
1,412,019	9.000%, 11/15/2018[d]	1,655,592
	Telefonica Emisiones SAU
504,000	3.729%, 4/27/2015	518,753
	Univision Communications, Inc.
1,500,000	6.875%, 5/15/2019[d]	1,605,000
	UPCB Finance V, Ltd.
1,500,000	7.250%, 11/15/2021[d]	1,635,000
	Verizon Communications, Inc.
1,128,000	2.500%, 9/15/2016	1,162,614
398,000	1.100%, 11/1/2017	383,437
620,000	5.500%, 2/15/2018	702,247
564,000	2.002%, 9/14/2018[e]	593,046
282,000	3.650%, 9/14/2018	297,141
846,000	6.400%, 9/15/2033	939,494
282,000	6.550%, 9/15/2043	318,360
	Vodafone Group plc
443,000	0.648%, 2/19/2016[e]	442,974
	Wind Acquisition Finance SA
1,500,000	11.750%, 7/15/2017[d]	1,593,750

	Total	36,083,639

Consumer Cyclical (0.9%)
	Amazon.com, Inc.
268,000	1.200%, 11/29/2017	261,803
536,000	2.500%, 11/29/2022	488,487
	American Honda Finance Corporation
1,560,000	0.637%, 5/26/2016[d,e]	1,563,537
	Chrysler Group, LLC
1,430,000	8.000%, 6/15/2019[g]	1,580,150
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,380,000
	Daimler Finance North America, LLC
1,200,000	1.125%, 8/1/2018[d,e]	1,206,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Consumer Cyclical (0.9%) - continued
	Federated Retail Holdings, Inc.
$305,000	5.900%, 12/1/2016	$344,316
	Ford Motor Company
435,000	7.450%, 7/16/2031	530,871
	Ford Motor Credit Company, LLC
884,000	12.000%, 5/15/2015	1,032,695
1,170,000	1.516%, 5/9/2016[e]	1,185,939
725,000	1.700%, 5/9/2016	724,925
700,000	2.375%, 1/16/2018	694,492
550,000	5.000%, 5/15/2018	602,553
	Gap, Inc.
725,000	5.950%, 4/12/2021	803,304
	General Motors Company
846,000	3.500%, 10/2/2018[d]	843,885
564,000	4.875%, 10/2/2023[d]	551,310
	General Motors Financial Company, Inc.
580,000	2.750%, 5/15/2016[d]	578,550
1,500,000	3.250%, 5/15/2018[d]	1,458,750
	Home Depot, Inc.
564,000	4.875%, 2/15/2044	568,713
	Hyundai Capital America
530,000	1.625%, 10/2/2015[d]	530,848
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,466,250
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,537,500
	Lennar Corporation
1,500,000	4.125%, 12/1/2018	1,432,500
	Macy’s Retail Holdings, Inc.
271,000	3.875%, 1/15/2022	268,671
225,000	4.375%, 9/1/2023	226,907
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	690,200
290,000	4.375%, 4/15/2023	266,075
	Toyota Motor Credit Corporation
1,560,000	0.553%, 5/17/2016[e]	1,564,093
325,000	1.750%, 5/22/2017	328,108
	TRW Automotive, Inc.
344,000	7.250%, 3/15/2017[d]	393,880
	Viacom, Inc.
423,000	2.500%, 9/1/2018	422,223
	Walgreen Company
862,000	5.250%, 1/15/2019	971,346
	Western Union Company
536,000	2.375%, 12/10/2015	547,854
	Wynn Las Vegas, LLC
1,500,000	5.375%, 3/15/2022[g]	1,507,500

	Total	28,554,469

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
268,000	1.750%, 11/6/2017	265,800
	Altria Group, Inc.
730,000	9.700%, 11/10/2018	965,079
	Anheuser-Busch InBev Worldwide, Inc.
1,015,000	7.750%, 1/15/2019	1,277,167
	Avon Products, Inc.
290,000	2.375%, 3/15/2016	295,907

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Biomet, Inc.
$1,500,000	6.500%, 8/1/2020	$1,548,750
	Boston Scientific Corporation
725,000	6.000%, 1/15/2020	829,153
	Bunge Limited Finance Corporation
255,000	3.200%, 6/15/2017	264,104
445,000	8.500%, 6/15/2019	554,096
	Celgene Corporation
885,000	1.900%, 8/15/2017	887,967
282,000	2.300%, 8/15/2018	281,871
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,515,000
	ConAgra Foods, Inc.
870,000	1.900%, 1/25/2018	858,618
	Coventry Health Care, Inc.
852,000	5.950%, 3/15/2017	965,882
	CVS Caremark Corporation
330,000	6.125%, 9/15/2039	377,220
	Edwards Lifesciences Corporation
564,000	2.875%, 10/15/2018[c]	561,780
	Endo Pharmaceuticals Holdings, Inc.
1,500,000	7.000%, 7/15/2019	1,545,000
	Express Scripts Holding Company
510,000	3.125%, 5/15/2016	533,812
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,537,500
	Gilead Sciences, Inc.
399,000	2.400%, 12/1/2014	407,274
654,000	3.050%, 12/1/2016	690,498
	Hawk Acquisition Sub, Inc.
1,502,019	4.250%, 10/15/2020[d]	1,432,551
	Heineken NV
268,000	1.400%, 10/1/2017[d]	263,483
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	877,254
	Kraft Foods, Inc.
720,000	6.500%, 8/11/2017	837,310
	Laboratory Corporation of America Holdings
510,000	2.200%, 8/23/2017	510,191
	Lorillard Tobacco Company
504,000	2.300%, 8/21/2017[g]	499,554
	Mallinckrodt International Finance SA
645,000	3.500%, 4/15/2018[d]	634,640
	Mattel, Inc.
590,000	1.700%, 3/15/2018	579,290
	Medco Health Solutions, Inc.
885,000	7.125%, 3/15/2018	1,067,138
	Merck & Company, Inc.
1,560,000	0.623%, 5/18/2018[e]	1,565,742
	Mylan, Inc.
710,000	1.800%, 6/24/2016[d]	712,937
536,000	7.875%, 7/15/2020[d]	611,612
	PepsiCo, Inc.
1,170,000	0.472%, 2/26/2016[e]	1,170,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Pernod-Ricard SA
$600,000	2.950%, 1/15/2017[d]	$622,485
450,000	5.750%, 4/7/2021[d]	501,977
	Roche Holdings, Inc.
290,000	7.000%, 3/1/2039[d]	382,979
	SABMiller Holdings, Inc.
930,000	2.450%, 1/15/2017[d]	955,488
710,000	3.750%, 1/15/2022[d]	715,653
	Safeway, Inc.
290,000	3.400%, 12/1/2016	299,005
625,000	5.000%, 8/15/2019	652,725
	Spectrum Brands Escrow Corporation
1,500,000	6.375%, 11/15/2020[d]	1,563,750
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	674,649
	Valeant Pharmaceuticals International
1,410,000	6.875%, 12/1/2014[d]	1,491,075
	Zoetis, Inc.
435,000	1.875%, 2/1/2018[d]	430,617

	Total	35,215,160

Energy (0.7%)
	BP Capital Markets plc
1,170,000	1.846%, 5/5/2017	1,180,009
795,000	1.375%, 11/6/2017	782,976
564,000	2.241%, 9/26/2018	564,564
	CNOOC, Ltd.
950,000	1.125%, 5/9/2016	939,895
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,408,489
	Continental Resources, Inc.
987,000	4.500%, 4/15/2023	968,494
	EQT Corporation
754,000	8.125%, 6/1/2019	914,808
	Hess Corporation
840,000	8.125%, 2/15/2019	1,045,300
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019[d]	1,330,828
	Lukoil International Finance BV
725,000	3.416%, 4/24/2018[d]	720,469
	Marathon Petroleum Corporation
504,000	3.500%, 3/1/2016	529,324
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,511,250
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	400,003
	Oasis Petroleum, Inc.
1,500,000	6.875%, 1/15/2023	1,590,000
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019[g]	1,578,750
	Petrobras Global Finance BV
1,200,000	2.000%, 5/20/2016	1,192,249
	Petroleos Mexicanos
426,000	3.500%, 7/18/2018	431,325
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	284,008
	Range Resources Corporation
1,500,000	5.000%, 8/15/2022	1,451,250

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Energy (0.7%) - continued
	Sinopec Capital 2013, Ltd.
$870,000	1.250%, 4/24/2016[d]	$865,109
	Suncor Energy, Inc.
441,000	6.100%, 6/1/2018	516,577
	Transocean, Inc.
252,000	5.050%, 12/15/2016	276,164
954,000	6.000%, 3/15/2018	1,074,935
290,000	6.375%, 12/15/2021	322,355
	Valero Energy Corporation
435,000	9.375%, 3/15/2019	563,559
	Weatherford International, Ltd.
855,000	6.750%, 9/15/2040	885,094

	Total	23,327,784

Financials (3.8%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	572,985
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[d]	226,670
	Aetna, Inc.
568,000	1.500%, 11/15/2017	557,720
	American Express Company
1,560,000	0.852%, 5/22/2018[e]	1,558,133
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	335,379
	American International Group, Inc.
1,272,000	2.375%, 8/24/2015	1,299,753
1,295,000	3.800%, 3/22/2017	1,377,247
	American Tower Trust I
290,000	1.551%, 3/15/2018[d]	282,753
	ANZ National International, Ltd. of London
982,000	3.125%, 8/10/2015[d,g]	1,020,148
	Associated Banc Corporation
255,000	1.875%, 3/12/2014	255,280
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	567,289
	Bank Nederlandse Gemeenten NV
1,170,000	1.375%, 3/19/2018[d]	1,151,266
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,153,663
510,000	5.750%, 8/15/2016	563,104
1,280,000	5.750%, 12/1/2017	1,443,946
2,040,000	1.320%, 3/22/2018[e,g]	2,046,340
505,000	5.650%, 5/1/2018	569,905
580,000	5.700%, 1/24/2022	647,896
	Bank of Montreal
568,000	1.300%, 7/15/2016	570,576
1,170,000	0.870%, 4/9/2018[e]	1,171,042
	Bank of Nova Scotia
1,170,000	0.654%, 3/15/2016[e]	1,171,496
580,000	0.950%, 3/15/2016	578,267
	BB&T Corporation
284,000	1.114%, 6/15/2018[e]	285,446
568,000	2.050%, 6/19/2018	565,723
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	906,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Financials (3.8%) - continued
	BBVA US Senior SAU
$966,000	4.664%, 10/9/2015	$1,005,800
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	665,578
1,170,000	1.300%, 5/15/2018	1,142,173
	BNP Paribas SA
791,000	2.375%, 9/14/2017	801,679
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[d]	228,008
	Capital One Financial Corporation
530,000	2.150%, 3/23/2015	538,536
780,000	0.700%, 3/22/2016[e]	779,101
295,000	6.150%, 9/1/2016	328,527
	Citigroup, Inc.
1,149,000	5.000%, 9/15/2014	1,192,309
852,000	1.226%, 7/25/2016[e]	859,567
1,341,000	6.000%, 8/15/2017	1,532,628
915,000	8.500%, 5/22/2019	1,168,676
590,000	4.050%, 7/30/2022	573,017
	CNA Financial Corporation
715,000	7.350%, 11/15/2019	870,208
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,170,000	0.732%, 3/18/2016[e]	1,174,074
550,000	3.950%, 11/9/2022	527,706
	Credit Agricole SA
725,000	1.625%, 4/15/2016[c,d]	727,683
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,488,750
	DDR Corporation
725,000	9.625%, 3/15/2016	859,903
	Discover Financial Services
1,085,000	6.450%, 6/12/2017	1,232,740
	DnB Boligkreditt AS
1,560,000	1.450%, 3/21/2018[d]	1,535,664
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	330,000
465,000	5.500%, 5/25/2016[g]	485,344
	Fifth Third Bancorp
545,000	5.450%, 1/15/2017	599,523
	Fifth Third Capital Trust IV
564,000	6.500%, 4/15/2037	561,180
	General Electric Capital Corporation
365,000	1.136%, 5/9/2016[e]	368,481
268,000	1.600%, 11/20/2017	266,301
290,000	0.983%, 4/2/2018[e]	291,663
1,965,000	6.000%, 8/7/2019	2,286,830
1,170,000	1.254%, 3/15/2023[e]	1,158,677
730,000	6.750%, 3/15/2032	870,744
	Genworth Financial, Inc.
578,000	6.515%, 5/22/2018[g]	654,605
	Goldman Sachs Group, Inc.
1,245,000	3.700%, 8/1/2015	1,298,905
1,288,000	0.700%, 3/22/2016[e]	1,277,125
580,000	2.375%, 1/22/2018	575,887
1,170,000	1.465%, 4/30/2018[e]	1,172,611
740,000	7.500%, 2/15/2019	894,119
885,000	5.250%, 7/27/2021	955,052

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Financials (3.8%) - continued
	Hartford Financial Services Group, Inc.
$715,000	4.000%, 10/15/2017	$766,135
590,000	5.125%, 4/15/2022	645,736
	HCP, Inc.
120,000	6.300%, 9/15/2016	135,690
284,000	6.000%, 1/30/2017	319,386
250,000	6.700%, 1/30/2018	291,110
740,000	2.625%, 2/1/2020	702,120
	Health Care REIT, Inc.
930,000	4.700%, 9/15/2017	1,011,986
268,000	2.250%, 3/15/2018	265,198
	HSBC Bank plc
1,560,000	0.904%, 5/15/2018[d,e]	1,561,449
	HSBC Finance Corporation
1,285,000	6.676%, 1/15/2021	1,467,416
	HSBC USA, Inc.
555,000	1.625%, 1/16/2018	544,027
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	282,127
	Huntington National Bank
720,000	1.350%, 8/2/2016	719,521
	Icahn Enterprises, LP
1,412,019	8.000%, 1/15/2018	1,479,090
	ING Bank NV
650,000	3.750%, 3/7/2017[d]	682,695
	ING Capital Funding Trust III
575,000	3.848%, 12/29/2049[e,i]	552,000
	ING US, Inc.
633,000	2.900%, 2/15/2018	635,583
	International Lease Finance Corporation
865,000	2.204%, 6/15/2016[e]	860,675
	Intesa Sanpaolo SPA
350,000	3.125%, 1/15/2016	349,493
	J.P. Morgan Chase & Company
780,000	0.715%, 4/23/2015[e]	780,858
590,000	1.125%, 2/26/2016	589,319
930,000	3.450%, 3/1/2016	979,261
1,211,000	2.000%, 8/15/2017	1,215,500
1,230,000	1.166%, 1/25/2018[e]	1,237,814
475,000	1.800%, 1/25/2018	468,385
915,000	6.300%, 4/23/2019	1,072,035
310,000	3.200%, 1/25/2023	290,011
870,000	7.900%, 4/29/2049[i]	943,950
	J.P. Morgan Chase Bank NA
787,000	0.584%, 6/13/2016[e]	778,064
	KeyBank NA
984,000	7.413%, 5/6/2015	1,073,526
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	260,581
300,000	6.500%, 5/1/2042[d]	323,741
	Liberty Property, LP
815,000	5.500%, 12/15/2016	902,063
	Lloyds TSB Bank plc
536,000	6.500%, 9/14/2020[d,g]	591,695
	Merrill Lynch & Company, Inc.
250,000	6.050%, 5/16/2016	275,344
580,000	6.400%, 8/28/2017	666,965
	Mizuho Corporate Bank, Ltd.
580,000	1.850%, 3/21/2018[d]	566,572
	Morgan Stanley
510,000	4.750%, 4/1/2014[g]	518,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Financials (3.8%) - continued
$295,000	1.512%, 2/25/2016[e]	$297,592
295,000	1.750%, 2/25/2016	296,423
1,075,000	4.750%, 3/22/2017	1,160,700
560,000	6.250%, 8/28/2017	637,256
780,000	1.546%, 4/25/2018[e]	782,764
600,000	4.875%, 11/1/2022	600,316
780,000	4.100%, 5/22/2023	727,520
	Murray Street Investment Trust I
1,500,000	4.647%, 3/9/2017	1,599,744
	Nederlandse Waterschapsbank NV
1,560,000	0.750%, 3/29/2016[d]	1,558,265
	Nomura Holdings, Inc.
1,170,000	1.704%, 9/13/2016[e]	1,181,873
1,210,000	2.000%, 9/13/2016	1,213,657
	Nordea Eiendomskreditt AS
1,170,000	2.125%, 9/22/2016[d]	1,203,812
	Prologis, LP
930,000	7.375%, 10/30/2019	1,139,936
	Prudential Covered Trust
994,508	2.997%, 9/30/2015[d]	1,025,702
	Realty Income Corporation
265,000	2.000%, 1/31/2018	259,067
	Regions Bank
1,345,000	7.500%, 5/15/2018	1,581,875
	Reinsurance Group of America, Inc.
515,000	5.625%, 3/15/2017	569,127
265,000	5.000%, 6/1/2021	283,638
	Royal Bank of Canada
2,000,000	1.125%, 7/22/2016	2,002,188
852,000	2.200%, 7/27/2018	854,720
	Royal Bank of Scotland Group plc
977,000	5.050%, 1/8/2015	1,013,047
590,000	2.550%, 9/18/2015	602,661
295,000	6.125%, 12/15/2022	297,189
	Santander US Debt SAU
850,000	3.724%, 1/20/2015[d]	862,035
110,000	3.781%, 10/7/2015[d]	112,194
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	788,880
	SLM Corporation
465,000	3.875%, 9/10/2015	474,300
268,000	6.250%, 1/25/2016	285,420
	SpareBank 1 Boligkreditt AS
1,560,000	1.250%, 5/2/2018[d]	1,516,008
	Svensk Exportkredit AB
1,560,000	1.125%, 4/5/2018	1,528,176
	Svenska Handelsbanken AB
1,170,000	0.700%, 3/21/2016[e]	1,172,657
536,000	3.125%, 7/12/2016	561,763
380,000	1.625%, 3/21/2018	372,826
	Swedbank Hypotek AB
1,560,000	1.375%, 3/28/2018[d,g]	1,531,764
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	757,766
	Toronto-Dominion Bank
170,000	2.200%, 7/29/2015[d]	175,117
640,000	0.716%, 9/9/2016[e]	641,129
	UBS AG London
1,560,000	0.750%, 3/24/2016[d]	1,550,858
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	355,592

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Financials (3.8%) - continued
	Union Bank NA
$1,128,000	1.500%, 9/26/2016	$1,134,113
	Ventas Realty, LP
846,000	1.550%, 9/26/2016	847,133
	Wachovia Corporation
1,330,000	5.625%, 10/15/2016	1,490,240
1,170,000	0.524%, 6/15/2017[e]	1,154,757
	WellPoint, Inc.
600,000	1.875%, 1/15/2018	594,743
705,000	2.300%, 7/15/2018	705,325
	Wells Fargo & Company
2,736,000	1.250%, 7/20/2016	2,737,201
780,000	2.100%, 5/8/2017	796,336
580,000	1.500%, 1/16/2018	570,733

	Total	124,570,184

Foreign Government (0.3%)
	Asian Development Bank
1,560,000	0.500%, 6/20/2016	1,555,164
	Denmark Government International Bond
1,560,000	0.375%, 4/25/2016[d,g]	1,550,484
	Export-Import Bank of Korea
536,000	1.250%, 11/20/2015	536,396
	International Finance Corporation
1,170,000	0.500%, 5/16/2016	1,163,879
	Kommunalbanken AS
25,000	2.750%, 5/5/2015[d]	25,915
1,560,000	0.332%, 3/18/2016[d,e]	1,558,959
	Kommuninvest i Sverige AB
1,560,000	0.500%, 6/15/2016[d]	1,550,250
	Mexico Government
	International Bond
564,000	4.000%, 10/2/2023[c]	560,475
	Province of Ontario
1,600,000	1.000%, 7/22/2016	1,603,819
	Sweden Government
	International Bond
200,000	0.375%, 12/22/2015[d]	199,640
500,000	0.375%, 3/29/2016[d]	497,650

	Total	10,802,631

Mortgage-Backed Securities (10.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
32,780,000	3.000%, 10/1/2028[c]	33,881,205
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
41,100,000	3.500%, 10/1/2043[c]	41,716,500
	Federal National Mortgage Association
5,485,810	2.084%, 1/1/2043[e]	5,589,235
9,980,012	2.067%, 3/1/2043[e]	10,171,216
8,314,963	1.755%, 7/1/2043[e]	8,348,388
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
41,217,000	2.500%, 10/1/2028[c]	41,448,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Mortgage-Backed Securities (10.5%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$20,729,750	3.000%, 10/1/2043[c]	$20,250,374
74,785,000	3.500%, 10/1/2043[c]	76,128,797
79,734,500	4.000%, 10/1/2043[c]	83,634,011
18,921,000	4.500%, 11/1/2043[c]	20,150,866

	Total	341,319,438

Technology (0.4%)
	Apple, Inc.
1,560,000	0.516%, 5/3/2018[e]	1,553,684
290,000	2.400%, 5/3/2023	262,502
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	390,986
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,046,051
	First Data Corporation
1,500,000	7.375%, 6/15/2019[d]	1,578,750
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	517,316
569,000	2.600%, 9/15/2017	574,555
580,000	3.750%, 12/1/2020	563,725
	Intel Corporation
656,000	4.000%, 12/15/2032	602,835
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,399,425
	Oracle Corporation
530,000	1.200%, 10/15/2017	520,534
2,543,000	0.848%, 1/15/2019[e]	2,560,152
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[d]	588,820
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,146,148
	Xerox Corporation
510,000	7.200%, 4/1/2016	577,902

	Total	13,883,385

Transportation (0.2%)
	American Airlines Pass Through Trust
750,000	4.950%, 1/15/2023[d]	751,875
	Avis Budget Car Rental, LLC
1,500,000	8.250%, 1/15/2019	1,627,500
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	484,524
482,000	5.750%, 3/15/2033	515,903
	Continental Airlines, Inc.
730,000	4.150%, 4/11/2024	715,856
	CSX Corporation
628,000	6.250%, 4/1/2015	678,501
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	771,879
468,150	4.950%, 5/23/2019	497,409
125,358	4.750%, 5/7/2020	132,331
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[d]	527,589
284,000	2.800%, 11/1/2018[d]	286,017

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Transportation (0.2%) - continued
	Kansas City Southern de Mexico SA de CV
$580,000	2.350%, 5/15/2020[d]	$552,942

	Total	7,542,326

U.S. Government and Agencies (4.7%)
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2014[d]	89,908
	Federal Agricultural Mortgage Corporation
175,000	2.125%, 9/15/2015	180,739
	Federal Home Loan Banks
2,930,000	0.375%, 6/24/2016	2,914,562
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,330,000	1.375%, 5/1/2020[g]	1,265,806
	Federal National Mortgage Association
300,000	4.375%, 10/15/2015	324,030
1,355,000	0.375%, 7/5/2016	1,343,005
870,000	1.375%, 11/15/2016	884,492
870,000	0.875%, 5/21/2018	845,244
205,000	6.250%, 5/15/2029	262,375
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	218,004
	U.S. Treasury Bonds
440,000	7.625%, 2/15/2025	649,825
1,075,000	4.375%, 5/15/2040	1,216,429
5,145,000	3.000%, 5/15/2042	4,508,306
2,225,000	2.875%, 5/15/2043	1,888,469
	U.S. Treasury Bonds, TIPS
49,570	2.375%, 1/15/2025	59,162
32,422	2.125%, 2/15/2040	38,365
	U.S. Treasury Notes
90,000	0.250%, 4/30/2014	90,091
1,855,000	0.750%, 6/15/2014	1,863,550
38,570,000	0.375%, 2/15/2016	38,530,813
650,000	2.625%, 2/29/2016	684,125
1,136,000	0.625%, 7/15/2016	1,137,509
475,000	1.000%, 10/31/2016	479,416
1,550,000	3.250%, 3/31/2017	1,677,754
300,000	0.625%, 5/31/2017	296,625
13,000,000	1.000%, 5/31/2018	12,833,444
33,750,000	1.375%, 1/31/2020	32,808,679
10,060,000	1.625%, 8/15/2022	9,371,514
1,000,000	1.750%, 5/15/2023	926,641
	U.S. Treasury Notes, TIPS
28,092,428	0.125%, 4/15/2018	28,939,612
278,659	0.125%, 1/15/2022	275,154
7,185,193	0.125%, 1/15/2023	6,989,849

	Total	153,593,497

U.S. Municipals (2.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
3,450,000	5.125%, 6/1/2024	2,934,604
	Dallas/Fort Worth Texas International Airport Revenue Bonds
6,000,000	5.000%, 11/1/2038	5,711,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
U.S. Municipals (2.9%) - continued
	Los Angeles Department Of Water & Power Revenue Bonds
$7,498,000	5.000%, 7/1/2043	$7,684,250
	Massachusetts Bay Transportation Authority Revenue Bonds
4,464,000	5.000%, 7/1/2041	4,692,780
	Massachusetts Development Finance Agency Revenue Bonds
4,273,000	5.000%, 10/1/2048	4,326,669
	Massachusetts School Building Authority Sales Tax Revenue Bonds
6,000,000	5.000%, 5/15/2043	6,265,140
	Metropolitan Transportation Authority Transportation Revenue Bonds
5,998,000	5.000%, 11/15/2043	6,052,402
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
2,549,000	5.000%, 7/1/2040	2,560,394
	New Jersey Transportation Trust Fund Authority Revenue Bonds
7,497,000	5.000%, 6/15/2042	7,618,077
	New Jersey Turnpike Authority Turnpike Revenue Bonds
2,400,000	5.000%, 1/1/2043	2,445,792
	New York City Transitional Finance Authority Revenue Bonds
5,601,000	5.000%, 5/1/2042	5,830,025
	New York City Water & Sewer System Finance Authority Revenue Bonds
5,998,000	5.000%, 6/15/2047	6,193,115
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
3,599,000	5.000%, 3/15/2042	3,731,911
	North Texas Tollway Authority System Revenue Refunding Bonds
5,998,000	5.000%, 1/1/2042	6,013,595
	San Diego County Regional Airport Authority Airport Revenue Bonds
5,173,000	5.000%, 7/1/2038	5,043,520
	South Carolina State Public Service Authority Revenue Bonds
5,998,000	5.000%, 12/1/2043	6,107,343
	State of California Various Purpose General Obligation Bonds
3,000,000	5.000%, 9/1/2036	3,104,550
1,500,000	5.000%, 4/1/2042	1,533,330
1,500,000	5.000%, 2/1/2043	1,534,710

Principal Amount	Long-Term Fixed Income (32.5%)	Value
U.S. Municipals (2.9%) - continued
	University of Massachusetts Building Authority Project Revenue Bonds
$4,798,000	5.000%, 11/1/2039	$5,011,367

	Total	94,395,214

Utilities (0.7%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,650,000
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	526,567
	Atlas Pipeline Partners, LP
1,500,000	4.750%, 11/15/2021[d]	1,355,625
	Dayton Power and Light Company
564,000	1.875%, 9/15/2016[d]	568,388
	DCP Midstream Operating, LP
268,000	2.500%, 12/1/2017	265,486
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	897,601
	Enel Finance International NV
740,000	3.875%, 10/7/2014[d]	757,836
450,000	6.250%, 9/15/2017[d]	497,943
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	370,878
756,000	4.650%, 6/1/2021	776,193
	Enterprise Products Operating, LLC
756,000	1.250%, 8/13/2015	759,967
	Exelon Corporation
685,000	4.900%, 6/15/2015	727,816
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	952,816
	Iberdrola Finance Ireland, Ltd.
520,000	3.800%, 9/11/2014[d]	532,396
	ITC Holdings Corporation
644,000	5.875%, 9/30/2016[d]	713,663
284,000	4.050%, 7/1/2023	281,342
	MidAmerican Energy Holdings Company
510,000	6.500%, 9/15/2037	602,392
	NextEra Energy Capital Holdings, Inc.
765,000	1.200%, 6/1/2015	769,094
	NiSource Finance Corporation
850,000	6.800%, 1/15/2019	1,001,694
	Northeast Utilities
435,000	1.450%, 5/1/2018	423,843
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,470,000
	ONEOK Partners, LP
705,000	3.200%, 9/15/2018	718,281
596,000	8.625%, 3/1/2019	751,745
423,000	5.000%, 9/15/2023	434,088
	Pacific Gas & Electric Company
715,000	5.625%, 11/30/2017	821,307
	PPL Capital Funding, Inc.
1,120,000	1.900%, 6/1/2018	1,099,335
280,000	3.500%, 12/1/2022	264,858
	Sempra Energy
965,000	6.150%, 6/15/2018	1,126,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (32.5%)	Value
Utilities (0.7%) - continued
	Spectra Energy Partners, LP
$282,000	2.950%, 9/25/2018	$286,646
282,000	4.750%, 3/15/2024	290,587
	Williams Partners, LP
255,000	7.250%, 2/1/2017	296,901

	Total	21,992,068

	Total Long-Term Fixed Income (cost $1,052,476,179)	1,059,109,060

Shares	Common Stock (15.7%)	Value
Consumer Discretionary (2.2%)
15,856	Amazon.com, Inc.[j]	4,957,220
7,150	AutoZone, Inc.[j]	3,022,520
31,050	CBS Corporation	1,712,718
3,700	Charter Communications, Inc.[j]	498,612
15,480	Cheesecake Factory, Inc.	680,346
170,913	Comcast Corporation	7,716,722
2,400	CST Brands, Inc.	71,520
20,100	Dana Holding Corporation	459,084
73,169	Delphi Automotive plc	4,274,533
3,700	Dillard’s, Inc.	289,710
8,400	DISH Network Corporation	378,084
8,207	Finish Line, Inc.	204,108
7,705	Foot Locker, Inc.	261,508
11,500	Gannett Company, Inc.	308,085
5,080	GNC Holdings, Inc.	277,520
15,060	Harley-Davidson, Inc.	967,454
4,784	Hasbro, Inc.[g]	225,518
49,300	Home Depot, Inc.	3,739,405
14,231	Ignite Restaurant Group, Inc.[j]	220,865
83,976	Las Vegas Sands Corporation	5,577,686
14,353	LifeLock, Inc.[j]	212,855
141,030	Lowe’s Companies, Inc.	6,714,438
7,720	M/I Homes, Inc.[j]	159,186
17,100	Macy’s, Inc.	739,917
22,500	Marriott International, Inc.	946,350
6,700	Marriott Vacations Worldwide Corporation[j]	294,800
14,578	MDC Partners, Inc.	407,893
12,380	Meredith Corporation[g]	589,536
4,000	Michael Kors Holdings, Ltd.[j]	298,080
2,700	Netflix, Inc.[j]	834,867
109,390	News Corporation	3,653,626
11,660	Nexstar Broadcasting Group, Inc.	518,928
62,500	NIKE, Inc.	4,540,000
5,700	Omnicom Group, Inc.	361,608
6,680	Papa John’s International, Inc.	466,798
5,200	Penn National Gaming, Inc.[j]	287,872
12,739	Pier 1 Imports, Inc.	248,665
800	Priceline.com, Inc.[j]	808,760
9,400	Regal Entertainment Group[g]	178,412
3,700	Scripps Networks Interactive	289,007
37,500	Smith & Wesson Holding Corporation[g,j]	412,125
12,000	Staples, Inc.	175,800
13,600	Starwood Hotels & Resorts Worldwide, Inc.	903,720
4,200	Sturm, Ruger & Company, Inc.[g]	263,046
3,300	Target Corporation	211,134
6,300	Tempur-Pedic International, Inc.[j]	276,948
31,340	Time Warner Cable, Inc.	3,497,544

Shares	Common Stock (15.7%)	Value
Consumer Discretionary (2.2%) - continued
5,500	TJX Companies, Inc.	$310,145
9,200	Toll Brothers, Inc.[j]	298,356
13,265	Tuesday Morning Corporation[j]	202,557
129,150	Twenty-First Century Fox, Inc.	4,326,525
4,400	Urban Outfitters, Inc.[j]	161,788
5,700	Valassis Communications, Inc.[g]	164,616
16,900	Wyndham Worldwide Corporation	1,030,393

	Total	70,629,513

Consumer Staples (1.1%)
33,200	Altria Group, Inc.	1,140,420
3,061	Andersons, Inc.	213,964
21,100	Anheuser-Busch InBev NV ADR	2,093,120
8,556	Annie’s, Inc.[g,j]	420,100
37,200	Archer-Daniels-Midland Company	1,370,448
26,456	British American Tobacco plc ADR	2,781,848
3,500	Brown-Forman Corporation	238,455
17,000	Bunge, Ltd.	1,290,470
15,700	Campbell Soup Company[g]	639,147
18,100	Colgate-Palmolive Company	1,073,330
95,070	CVS Caremark Corporation	5,395,223
1,128	Energizer Holdings, Inc.	102,817
1,600	Herbalife, Ltd.[g]	111,632
30,688	Ingredion, Inc.	2,030,625
19,850	Kimberly-Clark Corporation	1,870,267
28,963	Kraft Foods Group, Inc.	1,518,820
28,000	Kroger Company	1,129,520
86,689	Mondelez International, Inc.	2,723,768
37,500	Nestle SA	2,615,029
22,258	Philip Morris International, Inc.	1,927,320
32,015	Procter & Gamble Company	2,420,014
4,300	Safeway, Inc.	137,557
9,800	Wal-Mart Stores, Inc.	724,808
19,790	WhiteWave Foods Company[g,j]	395,206

	Total	34,363,908

Energy (2.2%)
58,400	Alpha Natural Resources, Inc.[j]	348,064
1,400	Atwood Oceanics, Inc.[j]	77,056
1,085	Cabot Oil & Gas Corporation	40,492
1,200	Cameron International Corporation[j]	70,044
42,550	Chevron Corporation	5,169,825
530	Cimarex Energy Company	51,092
51,500	Cobalt International Energy, Inc.[j]	1,280,290
10,150	Concho Resources, Inc.[j]	1,104,422
83,300	Consol Energy, Inc.	2,803,045
3,900	Denbury Resources, Inc.[j]	71,799
17,000	Dril-Quip, Inc.[j]	1,950,750
1,300	Energy XXI, Ltd.	39,260
1,000	Ensco plc	53,750
39,516	EOG Resources, Inc.	6,689,268
63,780	EQT Corporation	5,658,562
33,900	Exxon Mobil Corporation	2,916,756
300	Frank’s International NVj	8,979
1,950	Helix Energy Solutions Group, Inc.[j]	49,472
950	Helmerich & Payne, Inc.	65,502
1,500	HollyFrontier Corporation	63,165
294,263	Marathon Oil Corporation	10,263,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (15.7%)	Value
Energy (2.2%) - continued
1,400	Marathon Petroleum Corporation	$90,048
41,100	Nabors Industries, Ltd.	660,066
28,250	National Oilwell Varco, Inc.	2,206,608
1,750	Newfield Exploration Company[j]	47,898
1,590	Noble Corporation	60,054
1,000	Noble Energy, Inc.	67,010
40,340	Oasis Petroleum, Inc.[j]	1,981,904
11,900	Occidental Petroleum Corporation	1,113,126
840	Oceaneering International, Inc.	68,242
790	Oil States International, Inc.[j]	81,733
37,800	Peabody Energy Corporation	652,050
41,300	Petroleo Brasileiro SA ADR	639,737
450	Pioneer Natural Resources Company	84,960
700	Range Resources Corporation	53,123
28,350	Rex Energy Corporation[j]	632,205
9,040	Rosetta Resources, Inc.[j]	492,318
1,400	Rowan Companies plc[j]	51,408
111,250	Schlumberger, Ltd.	9,830,050
16,520	SM Energy Company	1,275,179
18,000	Southwestern Energy Company[j]	654,840
2,800	Superior Energy Services, Inc.[j]	70,112
107,200	Total SA ADR	6,209,024
21,600	Valero Energy Corporation	737,640
378,961	Weatherford International, Ltd.[j]	5,809,472
6,400	Whiting Petroleum Corporation[j]	383,040

	Total	72,727,333

Financials (3.3%)
40,150	ACE, Ltd.	3,756,434
4,073	Affiliated Managers Group, Inc.[j]	743,893
3,650	Allied World Assurance Company Holdings AG	362,774
39,330	Allstate Corporation	1,988,131
4,330	American Assets Trust, Inc.	132,108
26,300	American International Group, Inc.	1,278,969
3,230	Aspen Insurance Holdings, Ltd.	117,217
6,500	Axis Capital Holdings, Ltd.	281,515
465,150	Bank of America Corporation	6,419,070
6,600	Banner Corporation	251,856
7,397	Boston Properties, Inc.	790,739
9,200	Camden Property Trust	565,248
202,448	Citigroup, Inc.	9,820,752
4,462	CNA Financial Corporation	170,359
12,620	CNO Financial Group, Inc.	181,728
8,400	Comerica, Inc.	330,204
18,140	DCT Industrial Trust, Inc.	130,427
16,900	DDR Corporation	265,499
9,700	Discover Financial Services	490,238
13,569	Equity Residential	726,891
2,640	Extra Space Storage, Inc.	120,780
55,800	Fifth Third Bancorp	1,006,632
45,900	First Horizon National Corporation	504,441
12,900	First Industrial Realty Trust, Inc.	209,883
7,700	First Republic Bank	359,051
13,000	Franklin Street Properties Corporation	165,620
13,400	Fulton Financial Corporation	156,512
15,880	Hanmi Financial Corporation	263,132
11,358	HCC Insurance Holdings, Inc.	497,708

Shares	Common Stock (15.7%)	Value
Financials (3.3%) - continued
8,149	Health Care REIT, Inc.	$508,335
7,200	Home Loan Servicing Solutions, Ltd.	158,472
30,298	Host Hotels & Resorts, Inc.	535,366
54,800	Huntington Bancshares, Inc.	452,648
100,150	Invesco, Ltd.	3,194,785
117,000	iShares Barclays 1-3 Year Credit Bond Fund	12,317,760
12,800	iShares Russell 2000 Index Fund	1,364,736
1,800	iShares Russell 3000 Index Fund	182,052
85,514	J.P. Morgan Chase & Company	4,420,219
22,832	Kimco Realty Corporation	460,750
9,388	Lazard, Ltd.	338,156
2,900	M&T Bank Corporation[g]	324,568
8,800	Macerich Company	496,672
4,900	MasterCard, Inc.	3,296,622
124,920	MetLife, Inc.	5,864,994
7,500	Montpelier Re Holdings, Inc.	195,375
136,410	Morgan Stanley	3,676,249
3,900	MSCI, Inc.[j]	157,014
12,700	NASDAQ OMX Group, Inc.	407,543
6,700	Northern Trust Corporation	364,413
7,290	Parkway Properties, Inc.	129,543
5,070	Pebblebrook Hotel Trust	145,560
14,700	Piedmont Office Realty Trust, Inc.	255,192
12,318	Popular, Inc.[j]	323,101
4,100	Portfolio Recovery Associates, Inc.[j]	245,754
6,600	Progressive Corporation	179,718
12,300	Prologis, Inc.	462,726
7,300	Protective Life Corporation	310,615
14,600	Prudential Financial, Inc.	1,138,508
2,851	Public Storage, Inc.	457,728
8,200	RLJ Lodging Trust	192,618
8,098	Simon Property Group, Inc.	1,200,367
42,300	SLM Corporation	1,053,270
19,519	SPDR EURO STOXX 50 ETF	749,139
12,000	SPDR Gold Trust[j]	1,538,040
42,400	SPDR S&P 500 ETF Trust	7,127,440
2,020	SPDR S&P Biotech ETF	260,903
44,950	State Street Corporation	2,955,462
6,935	Stewart Information Services Corporation	221,851
8,300	SunTrust Banks, Inc.	269,086
27,360	SVB Financial Group[j]	2,363,083
8,700	Tanger Factory Outlet Centers, Inc.	284,055
1,495	Taubman Centers, Inc.	100,628
19,500	TCF Financial Corporation	278,460
13,973	Terreno Realty Corporation	248,160
5,820	Texas Capital Bancshares, Inc.[j]	267,545
22,300	Visa, Inc.	4,261,530
6,867	Vornado Realty Trust	577,240
15,524	W.R. Berkley Corporation	665,359
176,156	Wells Fargo & Company	7,278,766
27,853	Zions Bancorporation	763,729

	Total	107,109,716

Health Care (1.9%)
5,000	Abbott Laboratories	165,950
6,400	Acorda Therapeutics, Inc.[j]	219,392
15,350	Akorn, Inc.[j]	302,088
11,110	Align Technology, Inc.[j]	534,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (15.7%)	Value
Health Care (1.9%) - continued
25,800	Allscripts Healthcare Solutions, Inc.[j]	$383,646
3,800	AmerisourceBergen Corporation	232,180
10,100	Amgen, Inc.	1,130,594
5,135	AVANIR Pharmaceuticals, Inc.[j]	21,772
56,280	Baxter International, Inc.	3,697,033
2,500	Biogen Idec, Inc.[j]	601,900
20,000	BioScrip, Inc.[j]	175,600
2,672	C.R. Bard, Inc.	307,815
1,700	Catamaran Corporation[j]	78,115
7,500	Centene Corporation[j]	479,700
3,100	Charles River Laboratories International, Inc.[j]	143,406
16,200	Community Health Systems, Inc.	672,300
111,750	Covidien plc	6,810,045
32,290	Eli Lilly and Company	1,625,156
6,300	Emeritus Corporation[j]	116,739
15,680	ExamWorks Group, Inc.[j]	407,523
87,000	Express Scripts Holding Company[j]	5,374,860
132,100	Gilead Sciences, Inc.[j]	8,301,164
5,400	Illumina, Inc.[g,j]	436,482
5,100	Medicines Company[j]	170,952
2,000	Medidata Solutions, Inc.[j]	197,860
173,220	Merck & Company, Inc.	8,247,004
7,050	Neurocrine Biosciences, Inc.[j]	79,806
13,813	NuVasive, Inc.[j]	338,280
7,000	PAREXEL International Corporation[j]	351,610
49,381	PDL BioPharma, Inc.[g]	393,567
3,700	Pfizer, Inc.	106,227
21,300	ResMed, Inc.[g]	1,125,066
106,070	Sanofi ADR	5,370,324
13,900	Seattle Genetics, Inc.[g,j]	609,237
42,200	Shire Pharmaceuticals Group plc ADR	5,059,358
13,303	Spectrum Pharmaceuticals, Inc.[g]	111,612
10,500	Thoratec Corporation[j]	391,545
4,200	United Therapeutics Corporation[j]	331,170
56,808	UnitedHealth Group, Inc.	4,068,021
2,600	Waters Corporation[j]	276,146
15,568	Zimmer Holdings, Inc.	1,278,756

	Total	60,724,614

Industrials (1.5%)
6,520	Actuant Corporation	253,237
7,050	Acuity Brands, Inc.	648,741
5,350	ADT Corporation[j]	217,531
5,700	AGCO Corporation	344,394
6,500	Apogee Enterprises, Inc.	192,920
6,000	Babcock & Wilcox Company	202,320
48,200	Boeing Company	5,663,500
11,399	Briggs & Stratton Corporation	229,348
5,621	CLARCOR, Inc.	312,134
143,971	CSX Corporation	3,705,814
9,200	Deluxe Corporation	383,272
13,140	DigitalGlobe, Inc.[j]	415,487
15,240	EMCOR Group, Inc.	596,341
3,800	EnerSys, Inc.	230,394
5,200	Flowserve Corporation	324,428
14,900	Fluor Corporation	1,057,304
12,400	Foster Wheeler AGj	326,616
10,430	GATX Corporation	495,634
13,700	General Electric Company	327,293

Shares	Common Stock (15.7%)	Value
Industrials (1.5%) - continued
15,350	HNI Corporation	$555,363
87,761	Honeywell International, Inc.	7,287,673
3,500	Huntington Ingalls Industries, Inc.	235,900
61,200	Ingersoll-Rand plc	3,974,328
127,350	Jacobs Engineering Group, Inc.[j]	7,409,223
17,700	KBR, Inc.	577,728
8,370	Landstar System, Inc.	468,553
3,600	Lockheed Martin Corporation	459,180
12,554	Manitowoc Company, Inc.	245,807
14,950	Manpower, Inc.	1,087,463
5,000	Matson, Inc.	131,150
10,500	MRC Global, Inc.[j]	281,400
3,400	On Assignment, Inc.[j]	112,200
26,917	Oshkosh Corporation[j]	1,318,395
3,552	Parker Hannifin Corporation	386,173
32,140	Pentair, Ltd.	2,087,172
10,400	Quanta Services, Inc.[j]	286,104
2,800	Regal-Beloit Corporation	190,204
19,500	Republic Airways Holdings, Inc.[j]	232,050
24,900	Southwest Airlines Company	362,544
5,600	Spirit Airlines, Inc.[j]	191,912
4,450	Tennant Company	275,900
30,900	Union Pacific Corporation	4,800,006
4,411	United Stationers, Inc.	191,878
14,900	Wabash National Corporation[j]	173,734
3,040	Woodward, Inc.	124,123

	Total	49,372,871

Information Technology (2.7%)
57,600	Activision Blizzard, Inc.	960,192
4,800	Alliance Data Systems Corporation[g,j]	1,015,056
21,312	Apple, Inc.	10,160,496
31,305	Applied Materials, Inc.	549,090
4,700	Arrow Electronics, Inc.[j]	228,091
2,800	Aspen Technology, Inc.[j]	96,740
74,920	Atmel Corporation[j]	557,405
8,100	Autodesk, Inc.[j]	333,477
11,300	Avnet, Inc.	471,323
107,500	Brocade Communications Systems, Inc.[j]	865,375
251,710	Cisco Systems, Inc.	5,895,048
65,100	Citrix Systems, Inc.[j]	4,596,711
1,800	CommVault Systems, Inc.[j]	158,094
20,000	Computer Sciences Corporation	1,034,800
27,281	CoreLogic, Inc.[j]	737,951
4,687	DST Systems, Inc.	353,447
10,554	E2open, Inc.[g,j]	236,410
5,550	eBay, Inc.[j]	309,634
108,600	EMC Corporation	2,775,816
135,300	Facebook, Inc.[j]	6,797,472
4,600	FLIR Systems, Inc.	144,440
11,169	Google, Inc.[j]	9,783,039
5,440	Guidewire Software, Inc.[j]	256,278
47,200	Hewlett-Packard Company	990,256
12,930	Informatica Corporation[j]	503,882
7,200	InterDigital, Inc.	268,776
3,600	International Business Machines Corporation	666,648
554	Itron, Inc.[j]	23,728
4,100	j2 Global, Inc.[g]	203,032
13,907	Juniper Networks, Inc.[j]	276,193
1,600	Leidos Holdings, Inc.	72,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (15.7%)	Value
Information Technology (2.7%) - continued
4,513	Lexmark International, Inc.	$148,929
32,480	Microsoft Corporation	1,081,909
140,237	NetApp, Inc.	5,976,901
39,306	NVIDIA Corporation	611,601
10,800	OmniVision Technologies, Inc.[j]	165,348
10,127	Plantronics, Inc.	466,348
72,427	QUALCOMM, Inc.	4,878,683
5,500	Rovi Corporation[j]	105,435
5,900	Sanmina Corporation[j]	103,191
914	Science Applications International Corporation[j]	30,847
11,600	SunPower Corporation[g,j]	303,456
169,630	Symantec Corporation	4,198,342
48,845	Teradyne, Inc.[j]	806,919
145,380	Texas Instruments, Inc.	5,854,453
13,800	Trimble Navigation, Ltd.[j]	409,998
29,540	TriQuint Semiconductor, Inc.[j]	240,160
5,400	Ubiquiti Networks, Inc.	181,386
4,777	Unisys Corporation[j]	120,333
9,100	ValueClick, Inc.[j]	189,735
10,960	Virtusa Corporation[j]	318,498
40,770	Vishay Intertechnology, Inc.[j]	525,525
54,250	VMware, Inc.[j]	4,388,825
33	Workday, Inc.[j]	2,671
80,000	Xerox Corporation	823,200
78,128	Xilinx, Inc.	3,661,078
13,500	Yahoo!, Inc.[j]	447,660

	Total	87,363,163

Materials (0.4%)
44,300	Celanese Corporation	2,338,597
2,900	CF Industries Holdings, Inc.	611,407
17,100	Cliffs Natural Resources, Inc.[g]	350,550
50,410	Dow Chemical Company	1,935,744
4,920	Eagle Materials, Inc.	356,946
12,680	H.B. Fuller Company	573,009
2,725	Innophos Holdings, Inc.	143,826
11,540	Materials Select Sector SPDR Fund	484,680
15,500	Mosaic Company	666,810
37,720	Nucor Corporation	1,849,034
9,900	Owens-Illinois, Inc.[j]	297,198
2,100	Schweitzer-Mauduit International, Inc.	127,113
8,054	Silgan Holdings, Inc.	378,538
26,628	Southern Copper Corporation	725,347
23,380	Steel Dynamics, Inc.	390,680
59,800	Teck Resources, Ltd.	1,605,032
4,200	U.S. Silica Holdings, Inc.[g]	104,580
15,800	Walter Energy, Inc.[g]	221,674

	Total	13,160,765

Telecommunications Services (0.1%)
41,500	AT&T, Inc.	1,403,530
61,889	Verizon Communications, Inc.	2,887,741

	Total	4,291,271

Utilities (0.3%)
6,300	Calpine Corporation[j]	122,409
12,300	CMS Energy Corporation	323,736
117,740	NiSource, Inc.	3,636,988
7,640	NorthWestern Corporation	343,189
109,550	PG&E Corporation	4,482,786
14,620	PNM Resources, Inc.	330,851

Shares	Common Stock (15.7%)	Value
Utilities (0.3%) - continued
8,400	Public Service Enterprise Group, Inc.	$276,612
15,000	Southern Company	617,700
7,531	Southwest Gas Corporation	376,550
24,500	Wisconsin Energy Corporation	989,310

	Total	11,500,131

	Total Common Stock (cost $447,724,987)	511,243,285

Shares	Collateral Held for Securities Loaned (0.8%)	Value
25,116,857	Thrivent Cash Management Trust	25,116,857

	Total Collateral Held for Securities Loaned (cost $25,116,857)	25,116,857

Shares or Principal Amount	Short-Term Investments (19.8%)	Value
	Federal Home Loan Bank Discount Notes
6,000,000	0.018%, 10/25/2013[k]	5,999,930
111,646,000	0.059%, 11/6/2013[k]	111,639,443
88,000,000	0.071%, 11/8/2013[k]	87,993,403
6,000,000	0.070%, 11/20/2013[k]	5,999,417
6,300,000	0.093%, 11/22/2013[k,l]	6,299,154
9,000,000	0.025%, 11/27/2013[k]	8,999,644
6,000,000	0.040%, 11/29/2013[k]	5,999,607
9,200,000	0.051%, 12/4/2013[k,l]	9,199,162
5,600,000	0.065%, 12/6/2013[k]	5,599,333
36,500,000	0.035%, 12/11/2013[k]	36,497,480
40,000,000	0.040%, 12/13/2013[k]	39,996,755
26,000,000	0.025%, 12/18/2013[k]	25,998,592
100,000	0.095%, 1/15/2014[k,l]	99,972
	Federal Home Loan Mortgage Corporation Discount Notes
30,000,000	0.070%, 10/15/2013[k]	29,999,183
3,318,000	0.115%, 11/5/2013[k]	3,317,629
135,000,000	0.070%, 11/12/2013[k,l]	134,988,975
50,000,000	0.075%, 11/18/2013[k]	49,995,000
17,600,000	0.095%, 12/2/2013[k,l]	17,597,120
300,000	0.070%, 12/13/2013[k,l]	299,957
	Federal National Mortgage Association Discount Notes
34,000,000	0.071%, 10/2/2013[k]	33,999,933
20,700,000	0.041%, 12/4/2013[k,l]	20,698,507
5,000,000	0.020%, 1/7/2014[k]	4,999,728
	U.S. Treasury Bills
1,800,000	0.062%, 12/26/2013[k]	1,799,735

	Total Short-Term Investments (at amortized cost)	648,017,659

	Total Investments (cost $3,446,042,260) 110.2%	$3,594,952,462

	Other Assets and Liabilities, Net (10.2%)	(333,278,569)

	Total Net Assets 100.0%	$3,261,673,893

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $113,317,899 or 3.5% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$1,488,121
FNA Trust	4/29/2013	$1,571,943

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2013, $19,297,039 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$167,615,536
Gross unrealized depreciation	(18,705,334)

Net unrealized appreciation (depreciation)	$148,910,202

Cost for federal income tax purposes	$3,446,042,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,791,064	–	8,791,064	–
Capital Goods	6,125,344	–	6,125,344	–
Communications Services	53,320,686	–	53,320,686	–
Consumer Cyclical	22,343,417	–	22,343,417	–
Consumer Non-Cyclical	20,779,660	–	20,779,660	–
Energy	10,035,000	–	10,035,000	–
Financials	7,065,961	–	7,065,961	–
Technology	7,994,638	–	7,994,638	–
Transportation	5,548,068	–	5,548,068	–
Utilities	4,929,223	–	4,929,223	–
Mutual Funds
Equity Mutual Funds	432,487,386	432,487,386	–	–
Fixed Income Mutual Funds	772,045,154	772,045,154	–	–
Long-Term Fixed Income
Asset-Backed Securities	60,023,824	–	54,832,116	5,191,708
Basic Materials	15,827,527	–	15,827,527	–
Capital Goods	9,490,024	–	9,490,024	–
Collateralized Mortgage Obligations	39,590,026	–	39,590,026	–
Commercial Mortgage-Backed Securities	42,897,864	–	42,897,864	–
Communications Services	36,083,639	–	36,083,639	–
Consumer Cyclical	28,554,469	–	28,554,469	–
Consumer Non-Cyclical	35,215,160	–	35,215,160	–
Energy	23,327,784	–	23,327,784	–
Financials	124,570,184	–	124,570,184	–
Foreign Government	10,802,631	–	10,802,631	–
Mortgage-Backed Securities	341,319,438	–	341,319,438	–
Technology	13,883,385	–	13,883,385	–
Transportation	7,542,326	–	7,542,326	–
U.S. Government and Agencies	153,593,497	–	153,593,497	–
U.S. Municipals	94,395,214	–	94,395,214	–
Utilities	21,992,068	–	21,992,068	–
Common Stock
Consumer Discretionary	70,629,513	70,629,513	–	–
Consumer Staples	34,363,908	31,748,879	2,615,029	–
Energy	72,727,333	72,727,333	–	–
Financials	107,109,716	107,109,716	–	–
Health Care	60,724,614	60,724,614	–	–
Industrials	49,372,871	49,372,871	–	–
Information Technology	87,363,163	87,363,163	–	–
Materials	13,160,765	13,160,765	–	–
Telecommunications Services	4,291,271	4,291,271	–	–
Utilities	11,500,131	11,500,131	–	–
Collateral Held for Securities Loaned	25,116,857	25,116,857	–	–
Short-Term Investments	648,017,659	–	648,017,659	–

Total	$3,594,952,462	$1,738,277,653	$1,851,483,101	$5,191,708

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,566,726	3,270,422	3,296,304	–

Total Asset Derivatives	$6,566,726	$3,270,422	$3,296,304	$–

Liability Derivatives
Futures Contracts	901,346	901,346	–	–

Total Liability Derivatives	$901,346	$901,346	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	December 2013	($54,921,113)	($55,066,408)	($145,295)
5-Yr. U.S. Treasury Bond Futures	60	December 2013	7,177,683	7,262,813	85,130
10-Yr. U.S. Treasury Bond Futures	(155)	December 2013	(19,229,215)	(19,590,548)	(361,333)
30-Yr. U.S. Treasury Bond Futures	730	December 2013	95,877,463	97,363,750	1,486,287
Eurex EURO STOXX 50 Futures	3,058	December 2013	115,808,406	119,104,710	3,296,304
Mini MSCI EAFE Index Futures	791	December 2013	70,501,726	71,791,161	1,289,435
Russell 2000 Index Mini-Futures	163	December 2013	17,054,250	17,463,820	409,570
S&P 400 Index Mini-Futures	(75)	December 2013	(9,195,160)	(9,304,500)	(109,340)
S&P 500 Index Futures	179	December 2013	75,210,303	74,924,925	(285,378)
Total Futures Contracts					$5,665,380

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Partner Small Cap Value	$26,974,565	$749,168	$–	1,304,921	$33,419,152	$594,323
Small Cap Stock	21,187,884	89,161	–	1,620,681	25,929,598	89,161
Partner Mid Cap Value	31,563,374	1,954,337	–	2,270,717	38,866,276	363,706
Mid Cap Stock	38,403,888	166,588	–	2,945,977	47,171,567	166,588
Partner Worldwide Allocation	136,548,668	38,612	–	15,847,969	150,568,386	38,612
Large Cap Value	91,192,528	1,597,221	–	7,713,749	111,547,757	1,597,221
Large Cap Stock	25,408,870	337,139	5,000,000	2,314,615	24,984,650	337,139
Growth and Income Plus	11,582,316	270,626	13,342,544	–	–	270,626
High Yield	94,848,428	4,560,672	1,152,287	19,455,713	96,955,600	4,560,666
Income	290,807,453	8,166,209	36,695,946	24,315,258	250,242,908	7,617,578
Limited Maturity Bond	470,691,974	5,038,391	45,944,179	43,296,032	424,846,646	5,077,361
Cash Management Trust- Collateral Investment	24,371,265	157,056,477	156,310,885	25,116,857	25,116,857	152,217
Cash Management Trust-Short Term Investment	565,122,509	681,070,821	1,246,193,330	–	–	301,780
Total Value and Income Earned	1,828,703,722				1,229,649,397	21,166,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (9.6%)[a]	Value
Basic Materials (0.5%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$108,000	5.250%, 10/18/2017[b,c]	$108,251
	Ineos Group Holdings, Ltd., Term Loan
108,000	4.000%, 5/2/2018[b,c]	106,710
	MRC Global, Inc., Term Loan
80,796	6.000%, 11/8/2019[b,c]	81,099

	Total	296,060

Capital Goods (0.7%)
	ADS Waste Holdings, Term Loan
107,729	4.250%, 10/9/2019	107,611
	Berry Plastics Group, Inc., Term Loan
53,865	3.500%, 2/8/2020	53,232
	Rexnord, LLC, Term Loan
108,000	4.000%, 8/14/2020	106,650
	Silver II Borrower, Term Loan
107,728	4.000%, 12/13/2019	106,651

	Total	374,144

Communications Services (3.5%)
	Charter Communications Operating, LLC, Term Loan
53,865	3.000%, 12/21/2020	53,236
	Cincinnati Bell, Inc., Term Loan
108,000	4.000%, 8/9/2020	107,271
	Clear Channel Communications, Inc., Term Loan
108,000	6.929%, 1/30/2019	100,062
	Cricket Communications, Inc., Term Loan
81,000	4.750%, 3/8/2020	80,928
	Cumulus Media Holdings, Inc., Term Loan
51,903	4.500%, 9/17/2018[b,c]	52,175
	Fairpoint Communications, Term Loan
108,000	7.500%, 2/14/2019[b,c]	108,690
	Grande Communications Networks, LLC, Term Loan
107,730	4.500%, 5/29/2020	107,371
	Integra Telecom Holdings, Inc., Term Loan
108,000	5.250%, 2/22/2019[b,c]	108,540
	Intelsat Jackson Holdings SA, Term Loan
54,000	4.250%, 4/2/2018	54,040
	Level 3 Communications, Inc., Term Loan
54,000	4.000%, 8/1/2019[b,c]	53,892
	LTS Buyer, LLC, Term Loan
80,798	4.500%, 4/13/2020	81,025
	McGraw-Hill Global Education Holdings, LLC, Term Loan
107,729	9.000%, 3/22/2019	108,857
	NEP Broadcasting, LLC, Term Loan
108,000	4.750%, 1/22/2020[b,c]	108,203
	NTelos, Inc., Term Loan
107,728	5.750%, 11/9/2019	107,109

Principal Amount	Bank Loans (9.6%)[a]	Value
Communications Services (3.5%) - continued
	Puerto Rico Cable Aqquisition Company, Inc., Term Loan
$125,000	5.500%, 7/31/2018	$124,688
	TNS, Inc., Term Loan
54,000	5.000%, 2/14/2020[b,c]	54,337
	Univision Communications, Inc., Term Loan
107,729	4.500%, 2/28/2020	107,292
	Virgin Media Investment Holdings, Ltd., Term Loan
81,000	3.500%, 6/8/2020	80,471
	Visant Corporation, Term Loan
67,500	5.250%, 12/22/2016[b,c]	65,343
	WideOpenWest Finance, LLC, Term Loan
94,263	4.750%, 3/26/2019[b,c]	94,805
	Yankee Cable Acquisition, LLC,
	Term Loan
107,729	5.250%, 8/26/2016	108,053
	Zayo Group, LLC, Term Loan
94,262	4.500%, 7/2/2019	94,208

	Total	1,960,596

Consumer Cyclical (1.4%)
	Bally Technologies, Inc., Term Loan
54,000	0.000%, 8/21/2020[b,c]	53,916
	Burlington Coat Factory Warehouse Corporation, Term Loan
81,000	4.250%, 2/23/2017	80,980
	Cenveo Corporation, Term Loan
45,885	6.250%, 2/13/2017	46,038
	Ceridian Corporation, Term Loan
108,000	4.429%, 5/9/2017	107,933
	J.C. Penney Corporation, Inc., Term Loan
108,000	6.000%, 5/22/2018[b,c]	104,588
	MGM Resorts International, Term Loan
40,500	3.500%, 12/20/2019[b,c]	40,291
	ROC Finance, LLC, Term Loan
108,000	5.000%, 6/20/2019	107,898
	Scientific Games International, Inc., Term Loan
108,000	4.250%, 5/22/2020[b,c]	107,055
	Toys R Us, Inc., Term Loan
107,716	5.250%, 5/25/2018	101,590

	Total	750,289

Consumer Non-Cyclical (1.3%)
	Albertsons, LLC, Term Loan
50,000	0.000%, 3/21/2019[b,c]	49,719
108,000	4.750%, 3/21/2019[b,c]	107,663
	Biomet, Inc., Term Loan
99,750	0.000%, 7/25/2017[b,c]	100,046
	CHS/Community Health Systems, Inc., Term Loan
54,000	3.760%, 1/25/2017	53,925
	Del Monte Corporation, Term Loan
54,000	4.000%, 3/8/2018[b,c]	53,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (9.6%)[a]	Value
Consumer Non-Cyclical (1.3%) - continued
	DJO Finance, LLC, Term Loan
$54,000	4.750%, 9/15/2017[b,c]	$54,081
	JBS USA, LLC, Term Loan
80,796	3.750%, 5/25/2018	80,393
	Roundy’s Supermarkets, Inc., Term Loan
107,727	5.750%, 2/13/2019[b,c]	105,379
	Supervalu, Inc., Term Loan
108,000	5.000%, 3/21/2019[b,c]	107,595

	Total	712,545

Energy (0.3%)
	Arch Coal, Inc., Term Loan
108,000	5.750%, 5/16/2018[b,c]	104,693
	Pacific Drilling SA, Term Loan
81,000	4.500%, 6/3/2018[b,c]	81,263

	Total	185,956

Financials (0.5%)
	Harland Clarke Holdings Corporation, Term Loan
107,325	7.000%, 5/22/2018	105,917
	Interactive Data Corporation, Term Loan
40,500	3.750%, 2/11/2018	40,272
	Springleaf Financial Funding Company, Term Loan
54,000	5.500%, 5/10/2017[b,c]	54,011
	WaveDivision Holdings, LLC, Term Loan
67,330	4.000%, 10/12/2019	67,230

	Total	267,430

Technology (0.7%)
	BMC Software, Inc., Term Loan
108,000	5.000%, 8/7/2020[b,c]	107,946
	First Data Corporation Extended, Term Loan
108,000	4.184%, 3/23/2018	106,839
	Freescale Semiconductor, Inc., Term Loan
107,729	5.000%, 2/13/2020	108,056
	Infor US, Inc., Term Loan
54,000	3.750%, 6/3/2020	53,437

	Total	376,278

Transportation (0.4%)
	American Airlines, Inc., Term Loan
107,730	4.750%, 6/21/2019	106,810
	U.S. Airways, Inc., Term Loan
108,000	4.250%, 5/21/2019	107,229

	Total	214,039

Utilities (0.3%)
	Calpine Corporation, Term Loan
40,397	4.000%, 4/1/2018	40,400

Principal Amount	Bank Loans (9.6%)[a]	Value
Utilities (0.3%) - continued
	Intergen NV, Term Loan
$107,730	5.500%, 6/5/2020	$107,281

	Total	147,681

	Total Bank Loans (cost $5,313,835)	5,285,018

Shares	Common Stock (69.9%)	Value
Consumer Discretionary (5.9%)
2,500	CEC Entertainment, Inc.	114,650
12,903	Comcast Corporation	582,571
4,700	Dana Holding Corporation	107,348
3,100	Dillard’s, Inc.	242,730
5,542	Home Depot, Inc.	420,361
7,000	Las Vegas Sands Corporation	464,940
1,000	McDonald’s Corporation	96,210
4,100	National CineMedia, Inc.	77,326
5,900	Starwood Hotels & Resorts Worldwide, Inc.	392,055
2,614	Strayer Education, Inc.	108,533
3,094	Target Corporation	197,954
4,144	Thomson Reuters Corporation	145,081
2,705	TJX Companies, Inc.	152,535
1,300	Viacom, Inc.	108,654
1,200	Wyndham Worldwide Corporation	73,164

	Total	3,284,112

Consumer Staples (7.8%)
10,800	Altria Group, Inc.	370,980
3,500	Andersons, Inc.	244,650
10,191	Coca-Cola Company	386,035
2,200	Coca-Cola Enterprises, Inc.	88,462
1,669	Colgate-Palmolive Company	98,972
8,725	CVS Caremark Corporation	495,144
6,600	Dr Pepper Snapple Group, Inc.	295,812
2,493	Energizer Holdings, Inc.	227,237
4,262	General Mills, Inc.	204,235
5,110	PepsiCo, Inc.	406,245
12,777	Pinnacle Foods, Inc.	338,207
4,742	Procter & Gamble Company	358,448
2,573	Reynolds American, Inc.	125,511
2,500	Tootsie Roll Industries, Inc.	77,050
7,838	Wal-Mart Stores, Inc.	579,698

	Total	4,296,686

Energy (7.6%)
1,000	Bristow Group, Inc.	72,760
8,361	Chevron Corporation	1,015,861
9,909	ConocoPhillips	688,775
4,400	Denbury Resources, Inc.[d]	81,004
12,602	Exxon Mobil Corporation	1,084,276
24,000	Nabors Industries, Ltd.	385,440
1,500	Seadrill, Ltd.	67,620
5,600	Targa Resources Corporation	408,576
6,100	Teekay Corporation	260,775
3,115	Transocean, Ltd.	138,618

	Total	4,203,705

Financials (14.9%)
6,191	ACE, Ltd.	579,230
2,292	Aflac, Inc.	142,081
1,000	Alleghany Corporation[d]	409,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (69.9%)	Value
Financials (14.9%) - continued
5,700	American Express Company	$430,464
16,000	Ashford Hospitality Trust, Inc.	197,440
9,205	Aspen Insurance Holdings, Ltd.	334,049
1,600	Berkshire Hathaway, Inc.[d]	181,616
4,100	Chatham Lodging Trust	73,226
2,688	Coresite Realty Corporation	91,231
4,600	Dime Community Bancshares, Inc.	76,590
8,000	Discover Financial Services	404,320
13,000	Fifth Third Bancorp	234,520
11,600	First Financial Bancorp	175,972
7,700	Hancock Holding Company	241,626
3,900	Horace Mann Educators Corporation	110,682
11,800	Huntington Bancshares, Inc.	97,468
4,523	Interactive Brokers Group, Inc.	84,897
2,900	iShares JP Morgan USD Emerging Markets Bond ETF	316,100
13,473	iShares S&P U.S. Preferred Stock Index Fund	511,974
4,653	J.P. Morgan Chase & Company	240,514
6,400	KeyCorp	72,960
402	MasterCard, Inc.	270,458
3,563	PartnerRe, Ltd.	326,157
18,944	PowerShares Preferred Portfolio	259,343
6,100	Prudential Financial, Inc.	475,678
5,073	Travelers Companies, Inc.	430,038
6,712	U.S. Bancorp	245,525
25,666	Wells Fargo & Company	1,060,519
1,500	Westamerica Bancorporation	74,610
3,500	Zions Bancorporation	95,970

	Total	8,244,908

Health Care (8.9%)
14,190	Abbott Laboratories	470,966
2,006	AmerisourceBergen Corporation	122,567
1,902	Amgen, Inc.	212,910
9,400	Community Health Systems, Inc.	390,100
1,500	Computer Programs and Systems, Inc.	87,750
2,158	Eli Lilly and Company	108,612
1,400	Henry Schein, Inc.[d]	145,180
4,502	Johnson & Johnson	390,278
13,104	Medtronic, Inc.	697,788
50,916	PDL BioPharma, Inc.	405,800
40,901	Pfizer, Inc.	1,174,268
2,000	St. Jude Medical, Inc.	107,280
4,900	WellPoint, Inc.	409,689
2,200	Zimmer Holdings, Inc.	180,708

	Total	4,903,896

Industrials (8.7%)
2,466	3M Company	294,465
3,500	Altra Holdings, Inc.	94,185
8,800	AMETEK, Inc.	404,976
5,500	Brink’s Company	155,650
2,000	C.H. Robinson Worldwide, Inc.	119,120
2,100	Donaldson Company, Inc.	80,073
21,513	Exelis, Inc.	337,969
6,100	John Bean Technologies Corporation	151,768
3,900	Landstar System, Inc.	218,322
3,098	Lockheed Martin Corporation	395,150
7,999	Northrop Grumman Corporation	761,985

Shares	Common Stock (69.9%)	Value
Industrials (8.7%) - continued
7,076	Raytheon Company	$545,347
12,723	Republic Services, Inc.	424,439
3,100	Roper Industries, Inc.	411,897
4,200	Waste Connections, Inc.	190,722
6,000	Woodward, Inc.	244,980

	Total	4,831,048

Information Technology (8.1%)
1,200	Accenture plc	88,368
8,100	Agilent Technologies, Inc.	415,125
6,700	Amdocs, Ltd.	245,488
3,000	Cabot Microelectronics Corporation[d]	115,560
30,910	Cisco Systems, Inc.	723,912
7,418	Computer Sciences Corporation	383,807
6,100	EPIQ Systems, Inc.	80,642
3,800	Fiserv, Inc.[d]	383,990
4,800	Hewlett-Packard Company	100,704
3,144	International Business Machines Corporation	582,206
6,325	Leidos Holdings, Inc.	287,914
1,300	Littelfuse, Inc.	101,686
7,400	ManTech International Corporation	212,824
3,000	Motorola Solutions, Inc.	178,140
4,823	Oracle Corporation	159,979
3,614	Science Applications International Corporation[d]	121,973
7,200	Xerox Corporation	74,088
7,400	Yahoo!, Inc.[d]	245,384

	Total	4,501,790

Materials (2.3%)
38,000	Alcoa, Inc.	308,560
1,025	CF Industries Holdings, Inc.	216,101
2,300	Cytec Industries, Inc.	187,128
2,800	Minerals Technologies, Inc.	138,236
1,186	Monsanto Company	123,783
3,200	Sigma-Aldrich Corporation	272,960

	Total	1,246,768

Telecommunications Services (3.0%)
21,209	AT&T, Inc.	717,288
1,500	Atlantic Tele-Network, Inc.	78,195
8,500	TW Telecom, Inc.[d]	253,853
13,658	Verizon Communications, Inc.	637,282

	Total	1,686,618

Utilities (2.7%)
5,900	AES Corporation	78,411
5,488	CenterPoint Energy, Inc.	131,547
3,437	Empire District Electric Company	74,445
2,337	Laclede Group, Inc.	105,165
1,400	MGE Energy, Inc.	76,370
2,733	Otter Tail Corporation	75,431
2,754	PG&E Corporation	112,694
1,948	Pinnacle West Capital Corporation	106,633
9,909	Southern Company	408,053
1,800	WGL Holdings, Inc.	76,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (69.9%)	Value
Utilities (2.7%) - continued
5,468	Wisconsin Energy Corporation	$220,798

	Total	1,466,425

	Total Common Stock (cost $37,005,079)	38,665,956

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
77,333	5.530%, 4/25/2047	71,449

	Total	71,449

Basic Materials (0.5%)
	BHP Billiton Finance USA, Ltd.
28,000	2.050%, 9/30/2018	28,040
	FMG Resources Pty. Ltd.
26,748	6.875%, 2/1/2018[e]	27,952
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
26,748	8.875%, 2/1/2018	27,684
	Ineos Finance plc
31,000	7.500%, 5/1/2020[e]	33,248
	Inmet Mining Corporation
26,748	8.750%, 6/1/2020[e]	28,620
	LyondellBasell Industries NV
55,000	5.000%, 4/15/2019	60,541
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	40,222
	Xstrata Finance Canada, Ltd.
53,000	2.050%, 10/23/2015[e]	53,144

	Total	299,451

Capital Goods (0.5%)
	Cemex Finance, LLC
26,748	9.375%, 10/12/2017[e]	29,289
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	26,614
	Eaton Corporation
14,000	1.500%, 11/2/2017[e]	13,803
	Nortek, Inc.
26,748	8.500%, 4/15/2021	29,088
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	29,022
	Roper Industries, Inc.
36,000	1.850%, 11/15/2017	35,844
	Textron, Inc.
53,000	6.200%, 3/15/2015	56,619
	United Rentals North America, Inc.
33,000	7.375%, 5/15/2020	35,558

	Total	255,837

Collateralized Mortgage Obligations (0.7%)
	Citigroup Mortgage Loan Trust, Inc.
51,884	3.024%, 3/25/2037	37,110
	Countrywide Alternative Loan Trust
104,594	6.500%, 8/25/2036	71,307

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	HomeBanc Mortgage Trust
$57,397	2.431%, 4/25/2037	$39,214
	J.P. Morgan Mortgage Trust
111,773	2.728%, 1/25/2037	94,388
	MortgageIT Trust
92,866	0.439%, 12/25/2035[f]	82,254
	Wells Fargo Mortgage Backed Securities Trust
81,127	2.634%, 7/25/2036	74,427

	Total	398,700

Communications Services (1.5%)
	AMC Networks, Inc.
26,748	7.750%, 7/15/2021	29,757
	America Movil SAB de CV
55,000	2.375%, 9/8/2016	55,924
	American Tower Corporation
53,000	4.500%, 1/15/2018	55,975
	AT&T, Inc.
54,000	2.400%, 8/15/2016	55,752
	CCO Holdings, LLC
26,748	7.000%, 1/15/2019	28,319
	CenturyLink, Inc.
26,748	5.625%, 4/1/2020	26,113
	Digicel, Ltd.
26,748	6.000%, 4/15/2021[e]	25,143
	DIRECTV Holdings, LLC
53,000	3.500%, 3/1/2016	55,252
	Hughes Satellite Systems Corporation
33,000	6.500%, 6/15/2019	34,898
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	28,553
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	36,053
	NBCUniversal Media, LLC
53,000	2.875%, 4/1/2016	55,504
	Sprint Nextel Corporation
26,748	9.000%, 11/15/2018[e]	31,362
	Telefonica Emisiones SAU
14,000	3.729%, 4/27/2015	14,410
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	43,750
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	43,600
	Verizon Communications, Inc.
42,000	2.500%, 9/15/2016	43,289
54,000	5.500%, 2/15/2018	61,163
30,000	3.650%, 9/14/2018	31,611
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	43,400
	Wind Acquisition Finance SA
26,748	11.750%, 7/15/2017[e]	28,420

	Total	828,248

Consumer Cyclical (0.9%)
	Amazon.com, Inc.
54,000	1.200%, 11/29/2017	52,751
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	29,958
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	28,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Cyclical (0.9%) - continued
	Federated Retail Holdings, Inc.
$54,000	5.900%, 12/1/2016	$60,961
	Ford Motor Credit Company, LLC
110,000	2.375%, 1/16/2018	109,134
	General Motors Company
28,000	3.500%, 10/2/2018[e]	27,930
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018[e]	26,012
	Jaguar Land Rover Automotive plc
33,000	5.625%, 2/1/2023[e]	32,258
	L Brands, Inc.
33,000	6.625%, 4/1/2021	35,681
	Royal Caribbean Cruises, Ltd.
26,748	5.250%, 11/15/2022	25,946
	West Corporation
26,748	8.625%, 10/1/2018	29,089
	Wynn Las Vegas, LLC
33,000	5.375%, 3/15/2022	33,165

	Total	491,405

Consumer Non-Cyclical (1.2%)
	Anheuser-Busch InBev Worldwide, Inc.
54,000	1.375%, 7/15/2017	53,773
	Biomet, Inc.
26,748	6.500%, 8/1/2020	27,617
	Boston Scientific Corporation
54,000	2.650%, 10/1/2018	54,024
	Celgene Corporation
54,000	1.900%, 8/15/2017	54,181
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	33,330
	Edwards Lifesciences Corporation
14,000	2.875%, 10/15/2018[c]	13,945
	Emergency Medical Services Corporation
26,748	8.125%, 6/1/2019	28,888
	Endo Health Solutions, Inc.
26,748	7.250%, 1/15/2022	27,550
	Express Scripts Holding Company
54,000	3.125%, 5/15/2016	56,521
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	27,484
	Gilead Sciences, Inc.
54,000	3.050%, 12/1/2016	57,014
	Hawk Acquisition Sub, Inc.
33,000	4.250%, 10/15/2020[e]	31,474
	HCA, Inc.
26,748	4.750%, 5/1/2023	25,176
	Health Management Associates, Inc.
26,748	7.375%, 1/15/2020	29,306
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[e]	30,637
	JBS Finance II, Ltd.
26,748	8.250%, 1/29/2018[g]	27,149
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021[e]	25,745

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Spectrum Brands Escrow Corporation
$33,000	6.375%, 11/15/2020[e]	$34,402
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	28,487

	Total	666,703

Energy (1.0%)
	BP Capital Markets plc
28,000	2.241%, 9/26/2018	28,028
	Concho Resources, Inc.
26,748	6.500%, 1/15/2022	28,687
	Energy Transfer Partners, LP
54,000	6.700%, 7/1/2018	63,241
	Harvest Operations Corporation
26,748	6.875%, 10/1/2017	28,621
	Hess Corporation
54,000	8.125%, 2/15/2019	67,198
	Kodiak Oil & Gas Corporation
26,748	5.500%, 1/15/2021[e]	26,280
	Linn Energy, LLC
26,748	8.625%, 4/15/2020	27,651
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	32,340
	Oasis Petroleum, Inc.
33,000	6.875%, 1/15/2023	34,980
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,100
	Petrobras Global Finance BV
21,000	2.000%, 5/20/2016	20,864
	Range Resources Corporation
37,715	5.000%, 8/15/2022	36,489
	Transocean, Inc.
54,000	5.050%, 12/15/2016	59,178
	Weatherford International, Ltd.
54,000	5.500%, 2/15/2016	58,498

	Total	554,155

Financials (3.4%)
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	39,821
	American Express Credit Corporation
53,000	1.300%, 7/29/2016	53,317
	Aviation Capital Group Corporation
14,000	3.875%, 9/27/2016[e]	14,082
	Bank of America Corporation
135,000	3.750%, 7/12/2016	143,058
28,000	5.750%, 8/15/2016	30,916
	BBVA US Senior SAU
28,000	4.664%, 10/9/2015	29,154
	Capital One Financial Corporation
53,000	3.150%, 7/15/2016	55,369
	Citigroup, Inc.
28,000	5.000%, 9/15/2014	29,055
106,000	1.700%, 7/25/2016	106,482
	CyrusOne, LP
26,748	6.375%, 11/15/2022	26,547
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[c,e]	50,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (3.4%) - continued
	Discover Financial Services
$14,000	6.450%, 6/12/2017	$15,906
	Fifth Third Bancorp
53,000	5.450%, 1/15/2017	58,302
	Fifth Third Capital Trust IV
21,000	6.500%, 4/15/2037	20,895
	General Electric Capital Corporation
106,000	1.625%, 4/2/2018	104,345
	Goldman Sachs Group, Inc.
80,000	6.250%, 9/1/2017	91,271
	HCP, Inc.
53,000	3.750%, 2/1/2016	55,800
	HSBC USA, Inc.
53,000	1.625%, 1/16/2018	51,952
	Icahn Enterprises, LP
26,748	8.000%, 1/15/2018	28,019
	ING Bank NV
67,000	3.750%, 3/7/2017[e]	70,370
	ING Capital Funding Trust III
14,000	3.848%, 12/29/2049[f,h]	13,440
	J.P. Morgan Chase & Company
21,000	3.450%, 3/1/2016	22,112
106,000	2.000%, 8/15/2017	106,394
14,000	6.300%, 4/23/2019	16,403
25,000	7.900%, 4/29/2049[h]	27,125
	Liberty Mutual Group, Inc.
53,000	5.000%, 6/1/2021[e]	56,223
	Morgan Stanley
80,000	1.750%, 2/25/2016	80,386
	Omega Healthcare Investors, Inc.
26,748	5.875%, 3/15/2024	26,748
	Prologis, LP
53,000	6.625%, 5/15/2018	61,972
	Prudential Financial, Inc.
53,000	2.300%, 8/15/2018	53,464
	Regions Bank
21,000	7.500%, 5/15/2018	24,698
	Royal Bank of Scotland Group plc
53,000	5.050%, 1/8/2015	54,956
	Santander US Debt SAU
21,000	3.781%, 10/7/2015[e]	21,419
	Simon Property Group, LP
53,000	5.100%, 6/15/2015	56,873
	SLM Corporation
53,000	3.875%, 9/10/2015	54,060
14,000	6.250%, 1/25/2016	14,910
	Wells Fargo & Company
21,000	1.250%, 7/20/2016	21,009
106,000	1.500%, 1/16/2018	104,306

	Total	1,891,664

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 10/1/2028[c]	258,399
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
275,000	3.500%, 10/1/2028[c]	290,168

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Mortgage-Backed Securities (4.8%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$725,000	4.500%, 10/1/2041[c]	$774,277
550,000	3.500%, 10/1/2043[c]	559,883
725,000	4.000%, 10/1/2043[c]	760,457

	Total	2,643,184

Technology (0.5%)
	Alliance Data Systems Corporation
26,748	6.375%, 4/1/2020[e]	27,684
	BMC Software Finance, Inc.
26,748	8.125%, 7/15/2021[e]	27,751
	CommScope, Inc.
31,000	8.250%, 1/15/2019[e]	33,868
	First Data Corporation
26,748	7.375%, 6/15/2019[e]	28,152
	Hewlett-Packard Company
54,000	2.125%, 9/13/2015	54,775
14,000	3.300%, 12/9/2016	14,569
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	26,547
	Oracle Corporation
54,000	0.848%, 1/15/2019[f]	54,364

	Total	267,710

Transportation (0.2%)
	Avis Budget Car Rental, LLC
26,748	8.250%, 1/15/2019	29,022
	Continental Airlines, Inc.
26,748	6.250%, 4/11/2020	27,417
	Hertz Corporation
33,000	6.750%, 4/15/2019	34,897

	Total	91,336

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
125,000	0.875%, 1/31/2017	125,303

	Total	125,303

Utilities (0.7%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	37,600
	AES Corporation
26,748	7.375%, 7/1/2021	29,423
	Atlas Pipeline Partners, LP
33,000	4.750%, 11/15/2021[e]	29,824
	Dayton Power and Light Company
30,000	1.875%, 9/15/2016[e]	30,233
	Exelon Corporation
54,000	4.900%, 6/15/2015	57,375
	Kinder Morgan Energy Partners, LP
54,000	3.500%, 3/1/2016	56,845
	NiSource Finance Corporation
54,000	6.400%, 3/15/2018	62,497
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	26,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Utilities (0.7%) - continued
	PPL Energy Supply, LLC
$54,000	6.200%, 5/15/2016	$59,572

	Total	389,582

	Total Long-Term Fixed Income (cost $8,895,516)	8,974,727

Shares or Principal Amount	Short-Term Investments (13.8%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[i]	99,987
200,000	0.120%, 12/13/2013[i,j]	199,951
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.095%, 12/2/2013[i]	99,984
100,000	0.110%, 12/3/2013[i,j]	99,981
	Federal National Mortgage Association Discount Notes
100,000	0.120%, 12/2/2013[i]	99,979
	Thrivent Cash Management Trust
7,028,865	0.070%	7,028,865

	Total Short-Term Investments (at amortized cost)	7,628,747

	Total Investments (cost $58,843,177) 109.5%	$60,554,448

	Other Assets and Liabilities, Net (9.5%)	(5,252,109)

	Total Net Assets 100.0%	$55,302,339

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $1,111,713 or 2.0% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	8/19/2013	$27,898
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 30, 2013, $299,932 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,155,959
Gross unrealized depreciation	(444,688)

Net unrealized appreciation (depreciation)	$1,711,271

Cost for federal income tax purposes	$58,843,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	296,060	–	296,060	–
Capital Goods	374,144	–	374,144	–
Communications Services	1,960,596	–	1,960,596	–
Consumer Cyclical	750,289	–	750,289	–
Consumer Non-Cyclical	712,545	–	712,545	–
Energy	185,956	–	185,956	–
Financials	267,430	–	267,430	–
Technology	376,278	–	376,278	–
Transportation	214,039	–	214,039	–
Utilities	147,681	–	147,681	–
Common Stock
Consumer Discretionary	3,284,112	3,284,112	–	–
Consumer Staples	4,296,686	4,296,686	–	–
Energy	4,203,705	4,203,705	–	–
Financials	8,244,908	8,244,908	–	–
Health Care	4,903,896	4,903,896	–	–
Industrials	4,831,048	4,831,048	–	–
Information Technology	4,501,790	4,501,790	–	–
Materials	1,246,768	1,246,768	–	–
Telecommunications Services	1,686,618	1,686,618	–	–
Utilities	1,466,425	1,466,425	–	–
Long-Term Fixed Income
Asset-Backed Securities	71,449	–	71,449	–
Basic Materials	299,451	–	299,451	–
Capital Goods	255,837	–	255,837	–
Collateralized Mortgage Obligations	398,700	–	398,700	–
Communications Services	828,248	–	828,248	–
Consumer Cyclical	491,405	–	491,405	–
Consumer Non-Cyclical	666,703	–	666,703	–
Energy	554,155	–	554,155	–
Financials	1,891,664	–	1,891,664	–
Mortgage-Backed Securities	2,643,184	–	2,643,184	–
Technology	267,710	–	267,710	–
Transportation	91,336	–	91,336	–
U.S. Government and Agencies	125,303	–	125,303	–
Utilities	389,582	–	389,582	–
Short-Term Investments	7,628,747	7,028,865	599,882	–

Total	$60,554,448	$45,694,821	$14,859,627	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	14,838	14,838	–	–

Total Liability Derivatives	$14,838	$14,838	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	13	December 2013	$1,103,133	$1,088,295	($14,838)
Total Futures Contracts					($14,838)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$6,245,979	$28,112,753	$34,358,732	–	$–	$21,531
Cash Management Trust- Short Term Investment	96,842	52,477,281	45,545,258	7,028,865	7,028,865	2,367
Total Value and Income Earned	6,342,821				7,028,865	23,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value
Basic Materials (1.0%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$565,000	5.447%, 10/18/2017[b,c]	$566,311
	HCA, Inc., Term Loan
660,000	3.026%, 3/31/2017[b,c]	658,819
	Ineos Group Holdings, Ltd., Term Loan
640,000	4.000%, 5/2/2018[b,c]	632,358
	MRC Global, Inc., Term Loan
658,338	6.000%, 11/8/2019[b,c]	660,806

	Total	2,518,294

Capital Goods (0.9%)
	ADS Waste Holdings, Term Loan
578,543	4.250%, 10/9/2019	577,912
	Berry Plastics Group, Inc., Term Loan
658,346	3.500%, 2/8/2020	650,610
	Rexnord, LLC, Term Loan
640,000	4.000%, 8/14/2020	632,000
	Silver II Borrower, Term Loan
623,907	4.000%, 12/13/2019[b,c]	617,668

	Total	2,478,190

Communications Services (6.0%)
	Charter Communications Operating, LLC, Term Loan
748,125	3.000%, 12/21/2020	739,394
	Cincinnati Bell, Inc., Term Loan
575,000	4.000%, 8/9/2020	571,119
	Clear Channel Communications, Inc., Term Loan
600,000	6.929%, 1/30/2019	555,900
	Cricket Communications, Inc., Term Loan
750,000	4.750%, 3/8/2020[b,c]	749,332
	Cumulus Media Holdings, Inc., Term Loan
720,868	4.500%, 9/17/2018[b,c]	724,653
	Fairpoint Communications, Term Loan
639,597	7.500%, 2/14/2019[b,c]	643,684
	Grande Communications Networks, LLC, Term Loan
638,400	4.500%, 5/29/2020	636,274
	Hargray Communications Group, Inc., Term Loan
518,700	4.750%, 6/25/2019	519,566
	Integra Telecom Holdings, Inc., Term Loan
595,000	5.250%, 2/22/2019[b,c]	597,975
	Intelsat Jackson Holdings SA, Term Loan
750,000	4.250%, 4/2/2018[b,c]	750,562
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019[b,c]	608,780
	LTS Buyer, LLC, Term Loan
698,250	4.500%, 4/13/2020	700,212
	McGraw-Hill Global Education Holdings, LLC, Term Loan
669,148	9.000%, 3/22/2019[b,c]	676,154

Principal Amount	Bank Loans (16.4%)[a]	Value
Communications Services (6.0%) - continued
	NEP Broadcasting, LLC, Term Loan
$660,000	4.750%, 1/22/2020[b,c]	$661,241
	NTelos, Inc., Term Loan
997,481	5.750%, 11/9/2019	991,746
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
560,000	5.250%, 7/30/2018	558,600
	Puerto Rico Cable Aqquisition Company, Inc., Term Loan
50,000	5.500%, 7/31/2018	49,875
	TNS, Inc., Term Loan
600,000	5.000%, 2/14/2020[b,c]	603,750
	Univision Communications, Inc., Term Loan
74,812	4.500%, 2/28/2020	74,508
518,697	4.500%, 3/1/2020	515,885
	Virgin Media Investment Holdings, Ltd., Term Loan
580,000	3.500%, 6/8/2020	576,213
	Visant Corporation, Term Loan
750,000	5.250%, 12/22/2016[b,c]	726,030
	WideOpenWest Finance, LLC, Term Loan
609,774	4.750%, 3/26/2019[b,c]	613,281
	WMG Acquisition Corporation, Term Loan
600,000	3.750%, 7/1/2020	596,814
	Yankee Cable Acquisition, LLC, Term Loan
608,471	5.250%, 8/26/2016	610,297
	Zayo Group, LLC, Term Loan
608,460	4.500%, 7/2/2019[b,c]	608,113

	Total	15,659,958

Consumer Cyclical (2.4%)
	Bally Technologies, Inc., Term Loan
795,000	0.000%, 8/21/2020[b,c]	793,760
	Booz Allen Hamilton, Inc., Term Loan
408,967	3.750%, 7/31/2019	407,434
	Burlington Coat Factory Warehouse Corporation, Term Loan
610,000	4.250%, 2/23/2017	609,847
	Cenveo Corporation, Term Loan
318,201	6.250%, 2/13/2017[b,c]	319,260
	Ceridian Corporation, Term Loan
640,000	4.429%, 5/9/2017	639,603
	J.C. Penney Corporation, Inc., Term Loan
610,000	6.000%, 5/22/2018[b,c]	590,730
	MGM Resorts International, Term Loan
548,618	3.500%, 12/20/2019	545,787
	ROC Finance, LLC, Term Loan
750,000	5.000%, 6/20/2019	749,295
	Scientific Games International, Inc., Term Loan
610,000	4.250%, 5/22/2020[b,c]	604,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (16.4%)[a]	Value
Consumer Cyclical (2.4%) - continued
	Seminole Indian Tribe of Florida, Term Loan
$450,000	3.000%, 4/29/2020[b,c]	$448,312
	Toys R Us, Inc., Term Loan
609,842	5.250%, 5/25/2018[b,c]	575,161

	Total	6,283,852

Consumer Non-Cyclical (2.5%)
	Albertsons, LLC, Term Loan
200,000	0.000%, 3/21/2019[b,c]	198,876
638,621	4.750%, 3/21/2019[b,c]	636,629
	Biomet, Inc., Term Loan
600,000	0.000%, 7/25/2017[b,c]	599,784
598,500	3.932%, 7/25/2017[b,c]	600,278
	CHS/Community Health Systems, Inc., Term Loan
750,000	3.760%, 1/25/2017	748,957
	Del Monte Corporation, Term Loan
660,000	4.000%, 3/8/2018[b,c]	656,865
	DJO Finance, LLC, Term Loan
660,000	4.750%, 9/15/2017[b,c]	660,990
	JBS USA, LLC, Term Loan
748,116	3.750%, 5/25/2018	744,375
	Roundy's Supermarkets, Inc., Term Loan
639,772	5.750%, 2/13/2019[b,c]	625,832
	Supervalu, Inc., Term Loan
530,000	5.000%, 3/21/2019[b,c]	528,012
	Van Wagner Communications, LLC, Term Loan
548,625	5.623%, 8/3/2018[b,c]	556,169

	Total	6,556,767

Energy (0.5%)
	Arch Coal, Inc., Term Loan
623,612	5.750%, 5/16/2018[b,c]	604,517
	Pacific Drilling SA, Term Loan
593,700	4.500%, 6/3/2018[b,c]	595,629

	Total	1,200,146

Financials (0.8%)
	Harland Clarke Holdings Corporation, Term Loan
591,281	7.000%, 5/22/2018	583,524
	Interactive Data Corporation, Term Loan
450,000	3.750%, 2/11/2018	447,471
	Springleaf Financial Funding Company, Term Loan
275,000	5.500%, 5/10/2017[b,c]	275,058
	WaveDivision Holdings, LLC, Term Loan
748,116	4.000%, 10/12/2019	746,993

	Total	2,053,046

Technology (1.0%)
	BMC Software, Inc., Term Loan
550,000	5.000%, 8/7/2020	549,725
	First Data Corporation Extended, Term Loan
670,000	4.184%, 3/23/2018	662,798

Principal Amount	Bank Loans (16.4%)[a]	Value
Technology (1.0%) - continued
	Freescale Semiconductor, Inc., Term Loan
$638,396	5.000%, 2/13/2020	$640,330
	Infor US, Inc., Term Loan
750,000	3.750%, 6/3/2020	742,185

	Total	2,595,038

Transportation (0.8%)
	American Airlines, Inc., Term Loan
1,067,325	4.750%, 6/21/2019	1,058,210
	American Petroleum Tankers Parent, LLC, Term Loan
497,000	4.750%, 9/28/2019	498,242
	U.S. Airways, Inc., Term Loan
595,000	4.250%, 5/21/2019[b,c]	590,752

	Total	2,147,204

Utilities (0.5%)
	Calpine Corporation, Term Loan
658,312	4.000%, 4/1/2018	658,371
	Intergen NV, Term Loan
593,512	5.500%, 6/5/2020	591,038

	Total	1,249,409

	Total Bank Loans (cost $43,033,415)	42,741,904

Shares	Common Stock (50.7%)	Value
Consumer Discretionary (7.1%)
4,300	Amazon.com, Inc.[d]	1,344,352
2,800	AutoZone, Inc.[d]	1,183,644
13,962	CBS Corporation	770,144
106,565	Comcast Corporation	4,811,410
9,300	Dollar Tree, Inc.[d]	531,588
17,600	Foot Locker, Inc.	597,344
17,200	GNC Holdings, Inc.	939,636
68,800	Las Vegas Sands Corporation	4,569,696
16,300	Marriott International, Inc.	685,578
19,100	NIKE, Inc.	1,387,424
16,300	Toll Brothers, Inc.[d]	528,609
37,800	Twenty-First Century Fox, Inc.	1,266,300

	Total	18,615,725

Consumer Staples (5.0%)
28,600	Anheuser-Busch InBev NV ADR	2,837,120
10,900	Beam, Inc.	704,685
25,700	British American Tobacco plc ADR	2,702,355
7,800	Hain Celestial Group, Inc.[d]	601,536
39,000	Nestle SA	2,719,631
32,397	PepsiCo, Inc.	2,575,562
13,833	Procter & Gamble Company	1,045,636

	Total	13,186,525

Energy (5.1%)
5,800	Concho Resources, Inc.[d]	631,098
7,900	EOG Resources, Inc.	1,337,312
600	Frank's International NVd	17,958
76,622	Marathon Oil Corporation	2,672,575
15,225	Schlumberger, Ltd.	1,345,281
7,900	SM Energy Company	609,801
94,000	Total SA ADR	5,444,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (50.7%)	Value
Energy (5.1%) - continued
87,600	Weatherford International, Ltd.[d]	$1,342,908

	Total	13,401,413

Financials (9.7%)
3,300	Affiliated Managers Group, Inc.[d]	602,712
12,300	Axis Capital Holdings, Ltd.	532,713
133,354	Bank of America Corporation	1,840,285
4,900	Boston Properties, Inc.	523,810
8,400	Camden Property Trust	516,096
39,038	Citigroup, Inc.	1,893,734
34,900	DDR Corporation	548,279
12,500	HCC Insurance Holdings, Inc.	547,750
96,900	Invesco, Ltd.	3,091,110
22,900	iShares JP Morgan USD Emerging Markets Bond ETF	2,496,100
17,200	Lazard, Ltd.	619,544
9,400	Macerich Company	530,536
3,400	MasterCard, Inc.	2,287,452
17,600	Popular, Inc.[d]	461,648
3,700	Public Storage, Inc.	594,035
3,553	Simon Property Group, Inc.	526,661
17,400	Tanger Factory Outlet Centers, Inc.	568,110
19,067	Vanguard Dividend Appreciation Index Fund ETF	1,327,254
10,100	Ventas, Inc.	621,150
10,800	Visa, Inc.	2,063,880
63,282	Wells Fargo & Company	2,614,812
18,200	Zions Bancorporation	499,044

	Total	25,306,715

Health Care (5.7%)
4,900	Actavis, Inc.[d]	705,600
8,300	BioMarin Pharmaceutical, Inc.[d]	599,426
49,600	Covidien plc	3,022,624
24,577	Express Scripts Holding Company[d]	1,518,367
34,800	Gilead Sciences, Inc.[d]	2,186,832
25,600	Hologic, Inc.[d]	528,640
6,800	Illumina, Inc.[d]	549,644
68,700	Sanofi ADR	3,478,281
15,200	Shire Pharmaceuticals Group plc ADR	1,822,328
4,600	Waters Corporation[d]	488,566

	Total	14,900,308

Industrials (6.2%)
14,400	Actuant Corporation	559,296
9,400	B/E Aerospace, Inc.[d]	693,908
26,628	Boeing Company	3,128,790
13,500	EMCOR Group, Inc.	528,255
9,300	Flowserve Corporation	580,227
12,500	HNI Corporation	452,250
35,437	Honeywell International, Inc.	2,942,688
21,800	Ingersoll-Rand plc	1,415,692
34,500	Jacobs Engineering Group, Inc.[d]	2,007,210
8,500	Manpower, Inc.	618,290
5,100	Stericycle, Inc.[d]	588,540
17,500	Union Pacific Corporation	2,718,450

	Total	16,233,596

Information Technology (9.4%)
10,500	Apple, Inc.	5,005,875
14,000	Autodesk, Inc.[d]	576,380

Shares	Common Stock (50.7%)	Value
Information Technology (9.4%) - continued
16,900	Citrix Systems, Inc.[d]	$1,193,309
27,800	E2open, Inc.[d]	622,720
75,100	EMC Corporation	1,919,556
42,600	Facebook, Inc.[d]	2,140,224
50	FireEye, Inc.[d]	2,077
1,000	Google, Inc.[d]	875,910
14,000	Informatica Corporation[d]	545,580
27,600	Jabil Circuit, Inc.	598,368
32,800	Juniper Networks, Inc.[d]	651,408
31,000	NetApp, Inc.	1,321,220
11,300	Rackspace Hosting, Inc.[d]	596,188
24,500	Skyworks Solutions, Inc.[d]	608,580
120,372	Symantec Corporation	2,979,207
10,600	Teradata Corporation[d]	587,664
16,900	VMware, Inc.[d]	1,367,210
61,000	Xilinx, Inc.	2,858,460

	Total	24,449,936

Materials (1.4%)
2,700	Airgas, Inc.	286,335
3,200	Ashland, Inc.	295,936
6,400	Crown Holdings, Inc.[d]	270,592
4,500	FMC Corporation	322,740
52,100	Materials Select Sector SPDR Fund	2,188,200
4,100	Reliance Steel & Aluminum Company	300,407

	Total	3,664,210

Utilities (1.1%)
31,000	Calpine Corporation[d]	602,330
12,200	Southwest Gas Corporation	610,000
42,400	Utilities Select Sector SPDR Fund	1,583,640

	Total	2,795,970

	Total Common Stock (cost $119,797,706)	132,554,398

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Asset-Backed Securities (1.2%)
	Countrywide Home Loans, Inc.
242,502	6.085%, 6/25/2021[e]	230,988
	Credit Based Asset Servicing and Securitization, LLC
280,789	3.971%, 12/25/2036	182,084
	First Horizon ABS Trust
289,453	0.309%, 10/25/2026[e,f]	263,904
562,798	0.339%, 10/25/2034[e,f]	463,480
	GMAC Mortgage Corporation Loan Trust
915,014	0.359%, 8/25/2035[e,f]	760,605
557,563	0.359%, 12/25/2036[e,f]	470,279
	IndyMac Seconds Asset-Backed Trust
360,153	0.349%, 10/25/2036[e,f]	187,460
	Wachovia Asset Securitization, Inc.
703,349	0.319%, 7/25/2037[e,f,g]	600,668

	Total	3,159,468

Basic Materials (0.7%)
	BHP Billiton Finance USA, Ltd.
276,000	2.050%, 9/30/2018	276,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Basic Materials (0.7%) - continued
	FMG Resources Pty. Ltd.
$227,936	6.875%, 2/1/2018[h]	$238,193
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
227,936	8.875%, 2/1/2018	235,914
	Ineos Finance plc
263,000	7.500%, 5/1/2020[h]	282,067
	Inmet Mining Corporation
227,936	8.750%, 6/1/2020[h]	243,891
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[h]	342,759
	Xstrata Finance Canada, Ltd.
100,000	2.050%, 10/23/2015[h]	100,272
175,000	2.450%, 10/25/2017[h]	174,046

	Total	1,893,538

Capital Goods (0.6%)
	Cemex Finance, LLC
227,936	9.375%, 10/12/2017[h]	249,590
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	226,796
	Eaton Corporation
136,000	1.500%, 11/2/2017[h]	134,086
	Nortek, Inc.
227,936	8.500%, 4/15/2021	247,880
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	247,311
	Roper Industries, Inc.
290,000	1.850%, 11/15/2017	288,746
	United Rentals North America, Inc.
273,000	7.375%, 5/15/2020	294,158

	Total	1,688,567

Collateralized Mortgage Obligations (1.1%)
	Bear Stearns Mortgage Funding Trust
134,913	0.459%, 8/25/2036[f]	91,108
	Countrywide Alternative Loan Trust
627,562	6.500%, 8/25/2036	427,841
	J.P. Morgan Mortgage Trust
670,640	2.728%, 1/25/2037	566,330
	MortgageIT Trust
928,659	0.439%, 12/25/2035[f]	822,540
	Residential Accredit Loans, Inc.
211,528	5.750%, 9/25/2035	186,434
	Wells Fargo Mortgage Backed Securities Trust
776,752	2.634%, 7/25/2036	712,598

	Total	2,806,851

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.857%, 6/10/2049	667,875
	Commercial Mortgage Pass-Through Certificates
595,425	0.312%, 12/15/2020[f,h]	588,653

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	Credit Suisse Mortgage Capital Certificates
$762,215	0.352%, 10/15/2021[f,h]	$758,997
667,670	5.467%, 9/15/2039	729,228

	Total	2,744,753

Communications Services (1.9%)
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	253,579
	AT&T, Inc.
284,000	2.400%, 8/15/2016	293,217
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[h]	92,353
	CCO Holdings, LLC
227,936	7.000%, 1/15/2019	241,327
	CenturyLink, Inc.
227,936	5.625%, 4/1/2020	222,523
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[h]	114,961
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[h]	263,142
	Digicel, Ltd.
227,936	6.000%, 4/15/2021[h]	214,260
	Hughes Satellite Systems
	Corporation
273,000	6.500%, 6/15/2019	288,697
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	243,322
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	298,252
	NBC Universal Enterprise, Inc.
125,000	1.662%, 4/15/2018[h]	123,072
	Sprint Nextel Corporation
227,936	9.000%, 11/15/2018[h]	267,255
	Telefonica Emisiones SAU
136,000	3.729%, 4/27/2015	139,981
	Univision Communications, Inc.
325,000	7.875%, 11/1/2020[h]	355,469
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[h]	354,250
	Verizon Communications, Inc.
408,000	2.500%, 9/15/2016	420,520
285,000	3.650%, 9/14/2018	300,302
	WideOpenWest Finance, LLC
325,000	10.250%, 7/15/2019	352,625
	Wind Acquisition Finance SA
227,936	11.750%, 7/15/2017[h]	242,182

	Total	5,081,289

Consumer Cyclical (1.0%)
	Amazon.com, Inc.
125,000	1.200%, 11/29/2017	122,110
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	255,288
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	241,960
	Ford Motor Credit Company, LLC
100,000	4.207%, 4/15/2016	105,975
150,000	3.000%, 6/12/2017	154,178
	General Motors Company
276,000	3.500%, 10/2/2018[h]	275,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Consumer Cyclical (1.0%) - continued
	General Motors Financial Company, Inc.
$227,936	3.250%, 5/15/2018[h]	$221,668
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[h]	266,858
	L Brands, Inc.
273,000	6.625%, 4/1/2021	295,181
	Royal Caribbean Cruises, Ltd.
227,936	5.250%, 11/15/2022	221,098
	West Corporation
227,936	8.625%, 10/1/2018	247,880
	Wynn Las Vegas, LLC
273,000	5.375%, 3/15/2022	274,365

	Total	2,681,871

Consumer Non-Cyclical (1.8%)
	AbbVie, Inc.
150,000	1.750%, 11/6/2017	148,768
	Allergan, Inc.
175,000	1.350%, 3/15/2018	170,621
	Biomet, Inc.
227,936	6.500%, 8/1/2020	235,344
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	275,730
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	251,407
	Dr Pepper Snapple Group, Inc.
125,000	2.700%, 11/15/2022	115,884
	Edwards Lifesciences Corporation
138,000	2.875%, 10/15/2018[c]	137,457
	Emergency Medical Services Corporation
227,936	8.125%, 6/1/2019	246,171
	Endo Health Solutions, Inc.
227,936	7.250%, 1/15/2022	234,774
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[h]	234,204
	Hawk Acquisition Sub, Inc.
273,000	4.250%, 10/15/2020[h]	260,374
	HCA, Inc.
227,936	4.750%, 5/1/2023	214,545
	Health Management Associates, Inc.
227,936	7.375%, 1/15/2020	249,732
	Heineken NV
25,000	1.400%, 10/1/2017[h]	24,579
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[h]	255,312
	JBS Finance II, Ltd.
227,936	8.250%, 1/29/2018[g]	231,355
	McKesson Corporation
125,000	2.700%, 12/15/2022	116,839
	Medtronic, Inc.
125,000	1.375%, 4/1/2018	122,718
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021[h]	219,388
	Sanofi
125,000	1.250%, 4/10/2018	122,031

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Consumer Non-Cyclical (1.8%) - continued
	Spectrum Brands Escrow Corporation
$273,000	6.375%, 11/15/2020[h]	$284,602
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[h]	242,752
	Wyeth, LLC
150,000	6.000%, 2/15/2036	174,013

	Total	4,568,600

Energy (1.3%)
	BP Capital Markets plc
276,000	2.241%, 9/26/2018	276,276
	Concho Resources, Inc.
227,936	6.500%, 1/15/2022	244,461
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	351,341
	Harvest Operations Corporation
227,936	6.875%, 10/1/2017	243,892
	Kodiak Oil & Gas Corporation
227,936	5.500%, 1/15/2021[h]	223,947
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	235,629
	Marathon Oil Corporation
175,000	2.800%, 11/1/2022	162,725
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[h]	267,540
	Oasis Petroleum, Inc.
273,000	6.875%, 1/15/2023	289,380
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019	342,062
	Petrobras Global Finance BV
204,000	2.000%, 5/20/2016	202,682
	Phillips 66
175,000	1.950%, 3/5/2015	177,654
	Range Resources Corporation
321,390	5.000%, 8/15/2022	310,945

	Total	3,328,534

Financials (3.9%)
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	323,547
	American Tower Trust I
125,000	1.551%, 3/15/2018[h]	121,876
	Australia and New Zealand Banking Group, Ltd.
150,000	1.000%, 10/6/2015[h]	150,794
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[h]	138,805
	Bank of America Corporation
125,000	1.500%, 10/9/2015	125,684
272,000	5.750%, 8/15/2016	300,322
	Barclays Bank plc
200,000	5.000%, 9/22/2016	220,723
	BBVA US Senior SAU
272,000	4.664%, 10/9/2015	283,207
	Boston Properties, LP
150,000	3.125%, 9/1/2023	137,409
	Camden Property Trust
50,000	2.950%, 12/15/2022	45,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (3.9%) - continued
	Chubb Corporation
$150,000	6.500%, 5/15/2038	$187,296
	Citigroup, Inc.
272,000	5.000%, 9/15/2014	282,252
	Credit Suisse AG Guernsey
350,000	1.625%, 3/6/2015[h]	355,180
	CyrusOne, LP
227,936	6.375%, 11/15/2022	226,226
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[c,h]	412,781
	Discover Financial Services
138,000	6.450%, 6/12/2017	156,791
	Duke Realty, LP
125,000	3.875%, 10/15/2022	118,919
	Fifth Third Capital Trust IV
204,000	6.500%, 4/15/2037	202,980
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	248,372
	Goldman Sachs Group, Inc.
200,000	2.375%, 1/22/2018	198,582
	HCP, Inc.
175,000	3.750%, 2/1/2016	184,244
	Icahn Enterprises, LP
227,936	8.000%, 1/15/2018	238,763
	ING Bank NV
136,000	3.750%, 3/7/2017[h]	142,841
200,000	2.625%, 12/5/2022[h]	187,803
	ING Capital Funding Trust III
136,000	3.848%, 12/29/2049[f,i]	130,560
	J.P. Morgan Chase & Company
204,000	3.450%, 3/1/2016	214,806
100,000	1.166%, 1/25/2018[f]	100,635
136,000	6.300%, 4/23/2019	159,341
235,000	7.900%, 4/29/2049[i]	254,975
	Liberty Mutual Group, Inc.
75,000	4.950%, 5/1/2022[h]	77,554
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[h]	109,060
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[h]	150,053
	Nordea Bank AB
175,000	3.125%, 3/20/2017[h]	182,840
	Omega Healthcare Investors, Inc.
227,936	5.875%, 3/15/2024	227,936
	Preferred Term Securities XXIII, Ltd.
879,450	0.454%, 12/22/2036[f,g]	652,446
	Principal Life Global Funding II
150,000	1.000%, 12/11/2015[h]	150,212
	Prudential Covered Trust
127,501	2.997%, 9/30/2015[h]	131,500
	Realty Income Corporation
125,000	2.000%, 1/31/2018	122,202
	Regions Bank
207,000	7.500%, 5/15/2018	243,456
	Royal Bank of Scotland Group plc
275,000	5.050%, 1/8/2015	285,146
	Santander US Debt SAU
207,000	3.781%, 10/7/2015[h]	211,128
	Skandinaviska Enskilda Banken AB
200,000	1.750%, 3/19/2018[h]	195,884

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (3.9%) - continued
	SLM Corporation
$138,000	6.250%, 1/25/2016	$146,970
	Svenska Handelsbanken AB
250,000	1.625%, 3/21/2018	245,280
	Swedbank AB
200,000	1.750%, 3/12/2018[h]	196,652
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[h]	196,380
	UnitedHealth Group, Inc.
175,000	1.400%, 10/15/2017	172,762
	Ventas Realty, LP
125,000	2.700%, 4/1/2020	119,134
75,000	4.250%, 3/1/2022	75,737
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[j,k]	0
	Wells Fargo & Company
207,000	1.250%, 7/20/2016	207,091

	Total	9,950,884

Foreign Government (0.8%)
	Chile Government International Bond
150,000	3.875%, 8/5/2020	156,375
	Kommunalbanken AS
235,000	1.000%, 9/26/2017[h]	231,209
	Province of New Brunswick
250,000	2.750%, 6/15/2018	262,268
	Province of Newfoundland
500,000	8.650%, 10/22/2022	686,073
	Province of Quebec
600,000	4.875%, 5/5/2014	616,368
	Sweden Government International Bond
175,000	0.375%, 12/22/2015[h]	174,685

	Total	2,126,978

Mortgage-Backed Securities (8.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
490	6.000%, 2/1/2014	498
2,385	5.500%, 4/1/2014	2,508
1,528	6.000%, 4/1/2014	1,534
343	6.000%, 4/1/2014	349
2,566	6.500%, 6/1/2014	2,615
2,569	7.500%, 9/1/2014	2,634
162,679	5.500%, 12/1/2017	172,530
2,600,000	3.000%, 10/1/2028[c]	2,687,344
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
13,125	6.500%, 4/1/2024	14,834
20,944	9.000%, 11/1/2024	24,635
1,083	9.000%, 4/1/2025	1,285
1,207	7.000%, 9/1/2025	1,396
1,130	8.500%, 9/1/2025	1,327
658	6.500%, 5/1/2026	752
4,160	6.000%, 7/1/2026	4,588
1,487	7.500%, 1/1/2027	1,678
1,324	6.500%, 2/1/2027	1,517
3,728	7.000%, 2/1/2027	4,342
16,668	8.000%, 3/1/2027	19,327
2,492	7.500%, 4/1/2027	2,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Mortgage-Backed Securities (8.6%) - continued
$6,358	8.000%, 6/1/2027	$7,381
1,421	8.500%, 7/1/2027	1,673
2,759	7.000%, 9/1/2027	3,214
5,149	8.000%, 10/1/2027	5,978
4,014	7.500%, 11/1/2027	4,537
2,978	7.500%, 12/1/2027	3,366
11,549	6.500%, 6/1/2028	13,257
9,957	7.000%, 10/1/2028	11,628
19,644	6.000%, 3/1/2029	21,695
9,130	6.500%, 4/1/2029	10,459
18,184	6.000%, 5/1/2029	20,083
25,226	7.000%, 5/1/2029	29,388
7,717	6.500%, 7/1/2029	8,841
6,363	6.500%, 8/1/2029	7,290
4,055	7.000%, 9/1/2029	4,724
4,408	7.000%, 10/1/2029	5,135
6,250	7.500%, 11/1/2029	7,083
8,171	7.000%, 1/1/2030	9,495
13,657	7.500%, 1/1/2030	15,501
3,804	8.000%, 8/1/2030	4,432
13,104	6.000%, 3/1/2031	14,470
40,873	6.000%, 6/1/2031	45,132
39,544	6.000%, 1/1/2032	43,665
1,325,000	3.500%, 10/1/2043[c]	1,344,875
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
129	6.000%, 11/1/2013	128
1,448	5.500%, 12/1/2013	1,523
284	7.500%, 4/1/2015	298
3,000,000	3.500%, 10/1/2028[c]	3,165,469
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,101	10.500%, 8/1/2020	2,377
4,692	9.500%, 4/1/2025	5,611
1,276	8.500%, 11/1/2025	1,495
4,042	6.500%, 2/1/2026	4,617
1,907	7.000%, 3/1/2026	2,212
2,023	6.500%, 4/1/2026	2,310
1,360	8.500%, 5/1/2026	1,595
1,520	7.500%, 7/1/2026	1,713
6,662	7.500%, 8/1/2026	7,511
1,322	8.000%, 8/1/2026	1,531
5,007	7.000%, 11/1/2026	5,809
1,313	8.000%, 11/1/2026	1,520
566	7.500%, 12/1/2026	638
1,675	7.000%, 3/1/2027	1,943
933	7.500%, 5/1/2027	1,053
5,392	6.500%, 7/1/2027	6,173
938	7.500%, 8/1/2027	1,059
19,984	8.000%, 9/1/2027	23,167
2,936	7.000%, 10/1/2027	3,416
3,590	8.000%, 12/1/2027	4,162
5,820	6.500%, 2/1/2028	6,663
2,377	7.000%, 2/1/2028	2,766
43,475	6.500%, 7/1/2028	49,864
23,017	7.000%, 8/1/2028	26,850
4,027	6.500%, 11/1/2028	4,618
22,873	6.500%, 11/1/2028	26,235
918	7.000%, 11/1/2028	1,071
8,957	6.000%, 12/1/2028	9,922

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Mortgage-Backed Securities (8.6%) - continued
$14,882	7.000%, 12/1/2028	$17,360
13,723	6.000%, 3/1/2029	15,199
10,703	6.500%, 6/1/2029	12,292
17,000	6.000%, 7/1/2029	18,828
1,870	6.500%, 7/1/2029	2,148
27,204	7.500%, 8/1/2029	30,794
19,769	7.000%, 11/1/2029	23,070
8,045	7.000%, 11/1/2029	9,388
7,776	8.500%, 4/1/2030	9,156
7,970	7.500%, 8/1/2030	9,032
41,519	6.500%, 7/1/2031	47,726
14,539	6.500%, 10/1/2031	16,713
18,946	6.500%, 12/1/2031	21,778
24,553	6.500%, 5/1/2032	28,239
115,489	6.500%, 7/1/2032	132,825
1,500,000	4.500%, 10/1/2041[c]	1,601,953
6,125,000	3.500%, 10/1/2043[c]	6,235,059
5,350,000	4.000%, 10/1/2043[c]	5,611,648
	Government National Mortgage Association 15-Yr. Pass Through
2,857	6.000%, 7/15/2014	2,919
	Government National Mortgage Association 30-Yr. Pass Through
2,720	9.500%, 1/15/2025	3,217
9,069	7.000%, 1/15/2026	10,544
7,481	7.000%, 1/15/2026	8,697
8,064	6.000%, 5/15/2026	8,926
8,370	7.000%, 6/15/2026	9,731
6,128	8.500%, 6/15/2026	7,123
2,178	8.500%, 7/15/2026	2,532
8,407	8.000%, 9/15/2026	9,655
3,157	7.500%, 10/15/2026	3,585
1,341	8.000%, 11/15/2026	1,540
487	8.500%, 11/15/2026	567
1,526	9.000%, 12/15/2026	1,787
11,732	7.500%, 4/15/2027	13,344
3,983	8.000%, 6/20/2027	4,577
349	8.000%, 8/15/2027	401
26,402	6.500%, 10/15/2027	30,291
11,335	7.000%, 10/15/2027	13,219
20,922	7.000%, 11/15/2027	24,398
1,009	7.000%, 11/15/2027	1,176
52,004	7.000%, 7/15/2028	60,812
14,981	7.500%, 7/15/2028	17,066
22,669	6.500%, 9/15/2028	26,056
31,378	6.000%, 12/15/2028	35,153
19,276	6.500%, 1/15/2029	22,196
110,193	6.500%, 3/15/2029	126,885
19,667	6.500%, 4/15/2029	22,646
11,243	7.000%, 4/15/2029	13,145
35,044	6.000%, 6/15/2029	39,198
28,523	7.000%, 6/15/2029	33,349
9,962	8.000%, 5/15/2030	11,497
22,707	7.000%, 9/15/2031	26,520
24,318	6.500%, 2/15/2032	28,111

	Total	22,431,202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Technology (0.6%)
	Alliance Data Systems Corporation
$227,936	6.375%, 4/1/2020[h]	$235,914
	BMC Software Finance, Inc.
227,936	8.125%, 7/15/2021[h]	236,484
	CommScope, Inc.
263,000	8.250%, 1/15/2019[h]	287,327
	First Data Corporation
227,936	7.375%, 6/15/2019[h]	239,903
	Hewlett-Packard Company
136,000	3.300%, 12/9/2016	141,527
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	226,226
	Motorola Solutions, Inc.
125,000	3.500%, 3/1/2023	116,704
	Oracle Corporation
175,000	1.200%, 10/15/2017	171,874

	Total	1,655,959

Transportation (0.4%)
	Avis Budget Car Rental, LLC
227,936	8.250%, 1/15/2019	247,311
	Continental Airlines, Inc.
227,936	6.250%, 4/11/2020	233,634
175,000	4.150%, 4/11/2024	171,609
	Delta Air Lines, Inc.
123,197	4.950%, 5/23/2019	130,897
	Hertz Corporation
273,000	6.750%, 4/15/2019	288,698

	Total	1,072,149

U.S. Government and Agencies (5.9%)
	Federal National Mortgage Association
1,000,000	0.875%, 5/21/2018	971,545
1,500,000	5.625%, 4/17/2028	1,766,629
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,395,468
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	163,503
	U.S. Treasury Notes
500,000	0.250%, 11/30/2014	500,567
4,050,000	0.375%, 8/31/2015	4,054,747
250,000	0.250%, 9/30/2015	249,629
3,300,000	0.375%, 2/15/2016	3,296,647
1,000,000	2.625%, 2/29/2016	1,052,500
1,150,000	1.000%, 10/31/2016	1,160,692
750,000	3.000%, 2/28/2017	805,078

	Total	15,417,005

Utilities (0.9%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	305,500
	AES Corporation
227,936	7.375%, 7/1/2021	250,730
	American Electric Power Company, Inc.
150,000	1.650%, 12/15/2017	147,360
	Atlas Pipeline Partners, LP
273,000	4.750%, 11/15/2021[h]	246,724
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	260,413

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Utilities (0.9%) - continued
	NiSource Finance Corporation
$150,000	3.850%, 2/15/2023	$146,563
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	223,377
	NSTAR Electric Company
175,000	2.375%, 10/15/2022	161,571
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	165,536
	Southern California Edison Company
225,000	5.000%, 1/15/2014	227,995
	Southern California Gas Company
175,000	3.750%, 9/15/2042	154,598

	Total	2,290,367

	Total Long-Term Fixed Income (cost $82,516,458)	82,898,015

Shares or Principal Amount	Short-Term Investments (16.9%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[l]	99,986
100,000	0.090%, 12/20/2013[l]	99,980
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.040%, 11/25/2013[l,m]	99,994
	Thrivent Cash Management Trust
44,002,938	0.070%	44,002,938

	Total Short-Term Investments (at amortized cost)	44,302,898

	Total Investments (cost $289,650,477) 115.7%	$302,497,215

	Other Assets and Liabilities, Net (15.7%)	(41,160,056)

	Total Net Assets 100.0%	$261,337,159

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is insured or guaranteed.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	8/19/2013	$237,740
Preferred Term Securities XXIII, Ltd.	9/14/2006	$879,450
Wachovia Asset Securitization, Inc.	3/16/2007	$703,350

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $12,679,621 or 4.9% of total net assets.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Defaulted security. Interest is not being accrued.
k	Security is fair valued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2013, $99,994 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$19,095,123
Gross unrealized depreciation	(6,248,385)

Net unrealized appreciation (depreciation)	$12,846,738

Cost for federal income tax purposes	$289,650,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Balanced Income Plus Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,518,294	–	2,518,294	–
Capital Goods	2,478,190	–	2,478,190	–
Communications Services	15,659,958	–	15,659,958	–
Consumer Cyclical	6,283,852	–	6,283,852	–
Consumer Non-Cyclical	6,556,767	–	6,556,767	–
Energy	1,200,146	–	1,200,146	–
Financials	2,053,046	–	2,053,046	–
Technology	2,595,038	–	2,595,038	–
Transportation	2,147,204	–	2,147,204	–
Utilities	1,249,409	–	1,249,409	–
Common Stock
Consumer Discretionary	18,615,725	18,615,725	–	–
Consumer Staples	13,186,525	10,466,894	2,719,631	–
Energy	13,401,413	13,401,413	–	–
Financials	25,306,715	25,306,715	–	–
Health Care	14,900,308	14,900,308	–	–
Industrials	16,233,596	16,233,596	–	–
Information Technology	24,449,936	24,449,936	–	–
Materials	3,664,210	3,664,210	–	–
Utilities	2,795,970	2,795,970	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,159,468	–	3,159,468	–
Basic Materials	1,893,538	–	1,893,538	–
Capital Goods	1,688,567	–	1,688,567	–
Collateralized Mortgage Obligations	2,806,851	–	2,806,851	–
Commercial Mortgage-Backed Securities	2,744,753	–	2,744,753	–
Communications Services	5,081,289	–	5,081,289	–
Consumer Cyclical	2,681,871	–	2,681,871	–
Consumer Non-Cyclical	4,568,600	–	4,568,600	–
Energy	3,328,534	–	3,328,534	–
Financials	9,950,884	–	9,298,438	652,446
Foreign Government	2,126,978	–	2,126,978	–
Mortgage-Backed Securities	22,431,202	–	22,431,202	–
Technology	1,655,959	–	1,655,959	–
Transportation	1,072,149	–	1,072,149	–
U.S. Government and Agencies	15,417,005	–	15,417,005	–
Utilities	2,290,367	–	2,290,367	–
Short-Term Investments	44,302,898	44,002,938	299,960	–

Total	$302,497,215	$173,837,705	$128,007,064	$652,446

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	26,470	26,470	–	–

Total Liability Derivatives	$26,470	$26,470	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	5	December 2013	$2,119,345	$2,092,875	($26,470)
Total Futures Contracts					($26,470)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$1,012,103	$7,638,196	$8,650,299	–	$–	$3,414
Cash Management Trust- Short Term Investment	20,676,563	145,096,637	121,770,262	44,002,938	44,002,938	15,035
Total Value and Income Earned	21,688,666				44,002,938	18,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (12.9%)[a]	Value
Basic Materials (0.7%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$943,500	5.250%, 10/18/2017[b,c]	$945,689
	Ineos Group Holdings, Ltd., Term Loan
874,244	4.000%, 5/2/2018	863,805
	MRC Global, Inc., Term Loan
598,488	6.000%, 11/8/2019[b,c]	600,733

	Total	2,410,227

Capital Goods (0.7%)
	ADS Waste Holdings, Term Loan
595,500	4.250%, 10/9/2019	594,851
	Berry Plastics Group, Inc., Term Loan
597,000	3.500%, 2/8/2020	589,985
	Rexnord, LLC, Term Loan
600,000	4.000%, 8/14/2020	592,500
	Silver II Borrower, Term Loan
599,020	4.000%, 12/13/2019[b,c]	593,030

	Total	2,370,366

Communications Services (4.3%)
	Charter Communications Operating, LLC, Term Loan
598,500	3.000%, 12/21/2020	591,515
	Cincinnati Bell, Inc., Term Loan
300,000	4.000%, 8/9/2020	297,975
	Clear Channel Communications, Inc., Term Loan
139,256	3.829%, 1/29/2016	131,005
570,744	6.929%, 1/30/2019	528,795
	Cumulus Media Holdings, Inc., Term Loan
457,844	4.500%, 9/17/2018	460,247
	Fairpoint Communications, Term Loan
59,952	7.500%, 2/14/2019[b,c]	60,335
	Grande Communications Networks, LLC, Term Loan
798,000	4.500%, 5/29/2020	795,343
	Hargray Communications Group, Inc., Term Loan
598,500	4.750%, 6/25/2019	599,499
	Integra Telecom Holdings, Inc., Term Loan
597,000	5.250%, 2/22/2019	599,985
	Intelsat Jackson Holdings SA, Term Loan
575,497	4.250%, 4/2/2018[b,c]	575,929
	Level 3 Financing, Inc., Term Loan
800,000	4.750%, 8/1/2019	798,496
800,000	0.000%, 1/15/2020[b,c]	798,496
	LTS Buyer, LLC, Term Loan
822,938	4.500%, 4/13/2020	825,250
	McGraw-Hill Global Education Holdings, LLC, Term Loan
603,199	9.000%, 3/22/2019[b,c]	609,515
	NEP Broadcasting, LLC, Term Loan
794,000	4.750%, 1/22/2020	795,493

Principal Amount	Bank Loans (12.9%)[a]	Value
Communications Services (4.3%) - continued
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
$600,000	5.250%, 7/30/2018	$598,500
	TNS, Inc., Term Loan
577,778	5.000%, 2/14/2020	581,389
	Univision Communications, Inc., Term Loan
357,956	4.500%, 2/28/2020	356,502
447,750	4.500%, 2/28/2020	445,932
99,749	4.500%, 3/1/2020	99,209
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	3.500%, 6/8/2020	596,082
	Visant Corporation, Term Loan
832,162	5.250%, 12/22/2016	805,566
	WideOpenWest Finance, LLC, Term Loan
637,500	4.750%, 3/26/2019[b,c]	641,165
	WMG Acquisition Corporation, Term Loan
600,000	3.750%, 7/1/2020	596,814
	Yankee Cable Acquisition, LLC, Term Loan
587,371	5.250%, 8/26/2016	589,133
	Zayo Group, LLC, Term Loan
595,477	4.500%, 7/2/2019	595,138

	Total	14,373,308

Consumer Cyclical (2.4%)
	Bally Technologies, Inc., Term Loan
310,000	0.000%, 8/21/2020[b,c]	309,517
	Booz Allen Hamilton, Inc., Term Loan
299,244	3.750%, 7/31/2019	298,122
	Burlington Coat Factory Warehouse Corporation, Term Loan
568,940	4.250%, 2/23/2017	568,798
	Cenveo Corporation, Term Loan
400,000	6.250%, 2/13/2017[b,c]	401,332
	Ceridian Corporation, Term Loan
600,000	4.429%, 5/9/2017	599,628
	Chrysler Group, LLC, Term Loan
497,456	4.250%, 5/24/2017	500,440
	Hilton Worldwide Finance, LLC, Term Loan
300,000	0.000%, 9/23/2020[b,c]	299,454
	J.C. Penney Corporation, Inc., Term Loan
598,500	6.000%, 5/22/2018	579,593
	MGM Resorts International, Term Loan
1,231,897	3.500%, 12/20/2019	1,225,541
	Pinnacle Entertainment, Inc., Term Loan
598,500	3.750%, 8/5/2020	597,572
	ROC Finance, LLC, Term Loan
600,000	5.000%, 6/20/2019	599,436
	Scientific Games International, Inc., Term Loan
600,000	0.000%, 5/22/2020[b,c]	594,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (12.9%)[a]	Value
Consumer Cyclical (2.4%) - continued
	Seminole Indian Tribe of Florida, Term Loan
$579,000	3.000%, 4/29/2020	$576,829
	Toys R Us, Inc., Term Loan
842,270	5.250%, 5/25/2018	794,370

	Total	7,945,382

Consumer Non-Cyclical (1.2%)
	Albertsons, LLC, Term Loan
696,749	4.750%, 3/21/2019	694,576
	Biomet, Inc., Term Loan
997,500	0.000%, 7/25/2017[b,c]	1,000,463
	CHS/Community Health Systems, Inc., Term Loan
450,000	3.760%, 1/25/2017	449,374
	Roundy's Supermarkets, Inc., Term Loan
542,867	5.750%, 2/13/2019	531,038
	Supervalu, Inc., Term Loan
795,032	5.000%, 3/21/2019	792,050
	Van Wagner Communications, LLC, Term Loan
628,050	5.772%, 8/3/2018	636,686

	Total	4,104,187

Energy (0.8%)
	Arch Coal, Inc., Term Loan
800,744	5.750%, 5/16/2018	776,225
	Chesapeake Energy Corporation, Term Loan
885,000	5.750%, 12/2/2017	899,656
	Offshore Group Investment, Ltd., Term Loan
298,500	5.750%, 3/28/2019	301,858
	Pacific Drilling SA, Term Loan
598,500	4.500%, 6/3/2018	600,445

	Total	2,578,184

Financials (0.5%)
	Harland Clarke Holdings Corporation, Term Loan
596,250	7.000%, 5/22/2018	588,427
	Springleaf Financial Funding Company, Term Loan
300,000	5.500%, 5/10/2017[b,c]	300,063
	WaveDivision Holdings, LLC, Term Loan
595,500	4.000%, 10/12/2019	594,607

	Total	1,483,097

Technology (1.0%)
	BMC Software, Inc., Term Loan
600,000	5.000%, 8/7/2020	599,700
	First Data Corporation Extended, Term Loan
900,000	4.184%, 3/23/2018	890,325
	Freescale Semiconductor, Inc., Term Loan
597,000	5.000%, 2/13/2020	598,809
	Infor US, Inc., Term Loan
319,713	5.250%, 4/5/2018	321,046

Principal Amount	Bank Loans (12.9%)[a]	Value
Technology (1.0%) - continued
	SunGard Data Systems, Inc., Term Loan
$995,000	4.500%, 1/31/2020	$1,004,930

	Total	3,414,810

Transportation (0.9%)
	American Airlines, Inc., Term Loan
1,072,312	4.750%, 6/21/2019	1,063,155
	American Petroleum Tankers Parent, LLC, Term Loan
562,842	4.750%, 9/28/2019	564,249
	Delta Air Lines, Inc., Term Loan
789,655	4.250%, 4/20/2017	791,629
	U.S. Airways, Inc., Term Loan
600,000	4.250%, 5/21/2019	595,716

	Total	3,014,749

Utilities (0.4%)
	Calpine Corporation, Term Loan
445,431	4.000%, 4/1/2018	445,472
	Intergen NV, Term Loan
598,500	5.500%, 6/5/2020	596,004
	NGPL PipeCo, LLC, Term Loan
422,113	6.750%, 9/15/2017	376,385

	Total	1,417,861

	Total Bank Loans (cost $43,190,662)	43,112,171

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Asset-Backed Securities (1.5%)
	Asset Backed Securities Corporation Home Equity
1,000,000	0.339%, 11/25/2036[d]	742,584
	Asset Backed Securities Corporation Home Equity Loan Trust
852,212	0.319%, 7/25/2036[d]	743,690
	Countrywide Asset-Backed Certificates
724,996	5.530%, 4/25/2047	669,836
	GSAA Home Equity Trust
974,672	0.449%, 7/25/2037[d]	811,804
	J.P. Morgan Mortgage Trust
681,165	2.818%, 2/25/2036	580,190
	Renaissance Home Equity Loan Trust
464,868	5.746%, 5/25/2036	339,954
632,000	6.011%, 5/25/2036	450,952
950,000	5.797%, 8/25/2036	585,651

	Total	4,924,661

Basic Materials (1.0%)
	Dow Chemical Company
200,000	8.550%, 5/15/2019	255,075
	FMG Resources Pty. Ltd.
410,000	6.000%, 4/1/2017[e]	420,250
320,000	6.875%, 2/1/2018[e]	334,400
	Freeport-McMoRan Copper & Gold, Inc.
200,000	2.375%, 3/15/2018[e]	193,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Basic Materials (1.0%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$670,000	8.875%, 2/1/2018	$693,450
	Ineos Finance plc
570,000	7.500%, 5/1/2020[e]	611,325
	Inmet Mining Corporation
570,000	7.500%, 6/1/2021[e]	584,250
	LyondellBasell Industries NV
200,000	6.000%, 11/15/2021	228,266
	Rio Tinto Finance USA plc
200,000	2.250%, 12/14/2018	197,193

	Total	3,517,498

Capital Goods (0.8%)
	Case New Holland, Inc.
170,000	7.875%, 12/1/2017	197,625
	CNH Capital, LLC
410,000	3.625%, 4/15/2018	407,950
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	451,000
	Northrop Grumman Corporation
200,000	1.750%, 6/1/2018	196,297
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	160,600
410,000	6.875%, 2/15/2021	437,675
	RSC Equipment Rental, Inc.
160,000	8.250%, 2/1/2021	177,600
	Textron, Inc.
300,000	7.250%, 10/1/2019	352,566
	United Rentals North America, Inc.
410,000	7.375%, 5/15/2020	441,775

	Total	2,823,088

Collateralized Mortgage Obligations (14.9%)
	Adjustable Rate Mortgage Trust
1,072,000	2.841%, 11/25/2035	889,605
	Alternative Loan Trust
1,373,411	6.000%, 6/25/2036	1,123,792
	American Home Mortgage Investment Trust
1,586,179	6.250%, 12/25/2036	828,975
	Banc of America Alternative Loan Trust
582,932	0.679%, 4/25/2035[d]	461,304
	Banc of America Funding Corporation
403,154	5.068%, 5/20/2036	334,439
	Bear Stearns Adjustable Rate Mortgage Trust
344,205	2.470%, 10/25/2035[d]	331,042
367,662	2.758%, 2/25/2036	280,979
	Citicorp Mortgage Securities Trust
628,980	6.000%, 5/25/2037	629,854
	Citigroup Mortgage Loan Trust, Inc.
487,944	5.500%, 11/25/2035	441,620
1,426,813	3.024%, 3/25/2037	1,020,543

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	CitiMortgage Alternative Loan Trust
$688,488	5.750%, 4/25/2037	$563,744
	Countrywide Alternative Loan Trust
559,658	0.579%, 2/25/2035[d]	486,548
1,297,484	2.598%, 10/25/2035	1,099,892
885,068	4.973%, 10/25/2035	705,114
540,649	5.500%, 2/25/2036	482,255
288,935	6.000%, 4/25/2036	236,960
697,291	6.500%, 8/25/2036	475,379
253,322	6.000%, 1/25/2037	200,879
1,073,520	5.500%, 5/25/2037	891,679
	Countrywide Home Loan Mortgage Pass Through Trust
715,804	2.878%, 11/25/2035	575,744
782,193	5.130%, 2/20/2036	674,064
	Deutsche Alt-A Securities Mortgage Loan Trust
172,708	5.500%, 10/25/2021	165,427
468,165	0.379%, 11/25/2035[d]	290,272
1,017,341	0.923%, 4/25/2047[d]	830,633
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,008,210	5.500%, 11/25/2035	922,345
	Federal Home Loan Mortgage Corporation
9,533,550	2.500%, 12/15/2022[f]	724,291
2,731,298	2.500%, 5/15/2027[f]	261,669
3,021,849	2.500%, 2/15/2028[f]	294,429
9,120,307	2.500%, 3/15/2028[f]	945,962
5,051,210	3.000%, 4/15/2028[f]	706,213
3,846,321	3.000%, 2/15/2033[f]	631,182
	Federal National Mortgage Association
3,861,459	2.500%, 2/25/2028[f]	382,804
3,353,023	3.000%, 4/25/2028[f]	497,188
3,810,110	3.500%, 1/25/2033[f]	628,596
	First Horizon Alternative Mortgage Securities Trust
1,078,633	2.250%, 3/25/2035	928,234
	First Horizon Mortgage Pass- Through Trust
1,117,710	2.524%, 8/25/2037	910,388
	Government National Mortgage Association
5,040,297	4.000%, 1/16/2027[f]	683,279
	Greenpoint Mortgage Funding Trust
783,305	0.379%, 10/25/2045[d]	539,101
	GSR Mortgage Loan Trust
289,186	0.369%, 8/25/2046[d]	278,072
	HomeBanc Mortgage Trust
441,513	2.431%, 4/25/2037	301,644
1,277,479	0.479%, 5/25/2037[d]	1,052,266
	IndyMac IMJA Mortgage Loan Trust
1,050,061	6.250%, 11/25/2037	940,928
	J.P. Morgan Alternative Loan Trust
979,690	6.500%, 3/25/2036	860,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	J.P. Morgan Mortgage Trust
$252,900	6.500%, 1/25/2035	$245,474
530,323	2.686%, 10/25/2036	422,115
1,135,216	0.559%, 1/25/2037[d]	700,067
815,945	2.728%, 1/25/2037	689,035
562,790	6.250%, 8/25/2037	385,627
	Lehman Mortgage Trust
690,275	0.929%, 12/25/2035[d]	476,043
	Lehman XS Trust
960,000	5.500%, 9/25/2035	827,998
	Master Asset Securitization Trust
729,567	0.679%, 6/25/2036[d]	462,802
	MASTR Alternative Loans Trust
268,080	6.500%, 7/25/2034	284,450
602,579	0.629%, 12/25/2035[d]	311,843
	Morgan Stanley Mortgage Loan Trust
628,377	5.347%, 11/25/2035	458,062
	MortgageIT Trust
1,161,938	0.439%, 12/25/2035[d]	1,029,162
	New Century Alternative Mortgage Loan Trust
1,367,011	6.167%, 7/25/2036	935,314
	RALI Trust
788,027	5.750%, 4/25/2037	623,303
1,141,357	6.250%, 4/25/2037	931,134
453,247	6.000%, 6/25/2037	337,350
	Residential Accredit Loans, Inc.
951,877	5.750%, 9/25/2035	838,954
1,048,124	6.000%, 1/25/2037	837,119
	Residential Asset Securitization Trust
737,906	5.500%, 4/25/2035	727,561
910,228	0.559%, 8/25/2037[d]	281,020
	RFMSI Trust
1,164,050	5.750%, 2/25/2036	1,025,085
	Sequoia Mortgage Trust
1,922,613	2.642%, 9/20/2046	1,597,947
	Structured Adjustable Rate Mortgage Loan Trust
336,859	5.500%, 12/25/2034	324,374
478,316	2.731%, 9/25/2035	408,928
866,265	5.005%, 5/25/2036	655,616
	Structured Asset Mortgage Investments, Inc.
736,106	0.489%, 12/25/2035[d]	545,118
914,907	0.389%, 5/25/2046[d]	695,263
	WaMu Mortgage Pass Through Certificates
1,029,933	4.832%, 8/25/2036	924,039
829,499	2.346%, 11/25/2036	687,911
155,195	2.402%, 8/25/2046	127,692
980,199	2.204%, 3/25/2047[d]	740,589
	Washington Mutual Alternative Mortgage Pass Through Certificates
797,264	0.779%, 6/25/2035[d]	574,183
786,482	0.903%, 2/25/2047[d]	491,730
	Washington Mutual Mortgage Pass-through Certificates
1,082,097	6.000%, 11/25/2035	879,721

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$1,708,854	2.634%, 7/25/2036	$1,567,715
329,383	6.000%, 7/25/2037	312,900

	Total	49,872,902

Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,068,341
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	707,531

	Total	1,775,872

Communications Services (2.6%)
	AMC Networks, Inc.
570,000	4.750%, 12/15/2022	532,950
	America Movil SAB de CV
200,000	5.000%, 10/16/2019	217,445
	American Tower Corporation
200,000	5.050%, 9/1/2020	207,459
	CCO Holdings, LLC
160,000	7.375%, 6/1/2020	172,800
410,000	6.500%, 4/30/2021	416,150
	CenturyLink, Inc.
570,000	5.625%, 4/1/2020	556,463
	Cequel Communications Escrow 1, LLC
410,000	6.375%, 9/15/2020[e]	418,200
	DIRECTV Holdings, LLC
200,000	5.875%, 10/1/2019	223,313
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	94,613
	Hughes Satellite Systems Corporation
570,000	6.500%, 6/15/2019	602,775
	Intelsat Jackson Holdings SA
570,000	7.250%, 4/1/2019	609,900
	Level 3 Financing, Inc.
730,000	8.625%, 7/15/2020	797,525
	NBCUniversal Media, LLC
200,000	2.875%, 1/15/2023	190,201
	News America, Inc.
175,000	4.500%, 2/15/2021	185,836
185,000	4.000%, 10/1/2023[e]	185,192
	SBA Tower Trust
200,000	3.598%, 4/16/2043[e]	199,156
	Sprint Nextel Corporation
570,000	9.000%, 11/15/2018[e]	668,325
	Univision Communications, Inc.
160,000	6.875%, 5/15/2019[e]	171,200
410,000	7.875%, 11/1/2020[e]	448,438
	UPCB Finance V, Ltd.
570,000	7.250%, 11/15/2021[e]	621,300
	Verizon Communications, Inc.
185,000	3.650%, 9/14/2018	194,933
370,000	5.150%, 9/15/2023	396,561
	Wind Acquisition Finance SA
330,000	11.750%, 7/15/2017[e]	350,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Communications Services (2.6%) - continued
$240,000	7.250%, 2/15/2018[e]	$248,400

	Total	8,709,760

Consumer Cyclical (1.8%)
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019	585,650
	Ford Motor Company
100,000	7.450%, 7/16/2031	122,039
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	403,308
	Gap, Inc.
200,000	5.950%, 4/12/2021	221,601
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018[e]	554,325
	Hilton Worldwide Finance, LLC
570,000	5.625%, 10/15/2021[c,e]	571,425
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	215,254
	Jaguar Land Rover Automotive plc
570,000	5.625%, 2/1/2023[e]	557,175
	L Brands, Inc.
570,000	5.625%, 2/15/2022	584,250
	Lennar Corporation
410,000	12.250%, 6/1/2017	522,750
160,000	4.125%, 12/1/2018	152,800
	Macy's Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	294,078
	Toll Brothers Finance Corporation
200,000	4.375%, 4/15/2023	183,500
	Toys R Us Property Company II, LLC
310,000	8.500%, 12/1/2017	324,725
	Wynn Las Vegas, LLC
570,000	5.375%, 3/15/2022	572,850

	Total	5,865,730

Consumer Non-Cyclical (2.5%)
	AbbVie, Inc.
200,000	2.900%, 11/6/2022	187,042
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	264,405
	Baxter International, Inc.
200,000	3.200%, 6/15/2023	195,138
	Beam, Inc.
175,000	5.375%, 1/15/2016	190,683
	Biomet, Inc.
570,000	6.500%, 8/1/2020	588,525
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	228,732
	BRF SA
200,000	3.950%, 5/22/2023[e]	172,000
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	132,002
	Celgene Corporation
225,000	3.250%, 8/15/2022	213,352
	CHS/Community Health Systems, Inc.
570,000	7.125%, 7/15/2020	575,700

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Covidien International Finance SA
$350,000	3.200%, 6/15/2022	$343,016
	Endo Health Solutions, Inc.
410,000	7.000%, 12/15/2020	420,250
	Endo Pharmaceuticals Holdings, Inc.
160,000	7.000%, 7/15/2019	164,800
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	89,744
	Hawk Acquisition Sub, Inc.
570,000	4.250%, 10/15/2020[e]	543,638
	Health Management Associates, Inc.
410,000	7.375%, 1/15/2020	449,206
	Heineken NV
200,000	2.750%, 4/1/2023[e]	182,683
	IMS Health, Inc.
250,000	12.500%, 3/1/2018[e]	295,000
320,000	6.000%, 11/1/2020[e]	326,800
	Kraft Foods Group, Inc.
170,000	3.500%, 6/6/2022	167,898
	Mallinckrodt International Finance SA
100,000	3.500%, 4/15/2018[e]	98,394
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	120,581
	Pernod-Ricard SA
200,000	5.750%, 4/7/2021[e]	223,101
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	201,592
200,000	4.950%, 1/15/2042[e]	199,323
	Safeway, Inc.
100,000	5.000%, 8/15/2019	104,436
200,000	4.750%, 12/1/2021	200,831
	Spectrum Brands Escrow Corporation
570,000	6.375%, 11/15/2020[e]	594,225
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	163,769
	Tyson Foods, Inc.
175,000	4.500%, 6/15/2022	181,636
	Valeant Pharmaceuticals International
160,000	6.875%, 12/1/2014[e]	169,200
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[e]	441,775
	Zoetis, Inc.
120,000	3.250%, 2/1/2023[e]	114,242

	Total	8,543,719

Energy (2.1%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	193,586
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	568,575
	Continental Resources, Inc.
185,000	4.500%, 4/15/2023	181,531
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	912,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Energy (2.1%) - continued
	EQT Corporation
$200,000	8.125%, 6/1/2019	$242,655
	Hess Corporation
200,000	8.125%, 2/15/2019	248,881
	Linn Energy, LLC
570,000	6.250%, 11/1/2019[e]	537,225
	Lukoil International Finance BV
200,000	3.416%, 4/24/2018[e]	198,750
	Marathon Oil Corporation
240,000	2.800%, 11/1/2022	223,166
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[e]	161,200
410,000	6.375%, 1/30/2023[e]	401,800
	Murphy Oil Corporation
160,000	3.700%, 12/1/2022	149,130
	Oasis Petroleum, Inc.
570,000	6.875%, 1/15/2023	604,200
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	599,925
	Pioneer Natural Resources Company
140,000	3.950%, 7/15/2022	140,631
	Range Resources Corporation
570,000	5.000%, 8/15/2022	551,475
	Transocean, Inc.
200,000	6.375%, 12/15/2021	222,314
	Valero Energy Corporation
200,000	9.375%, 3/15/2019	259,107
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	235,411
260,000	4.500%, 4/15/2022	257,324

	Total	6,889,079

Financials (8.3%)
	Abbey National Treasury Services plc
185,000	3.050%, 8/23/2018	187,947
	Aegon NV
720,000	2.922%, 7/29/2049[d,g]	560,160
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	104,947
	American Express Company
750,000	6.800%, 9/1/2066	795,000
	American General Institutional Capital A
800,000	7.570%, 12/1/2045[e]	892,000
	American International Group, Inc.
175,000	8.250%, 8/15/2018	218,195
	Bank of America Corporation
200,000	5.650%, 5/1/2018	225,705
200,000	5.700%, 1/24/2022	223,412
325,000	8.000%, 12/29/2049[g]	353,438
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[g]	415,200
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[g]	927,000
	BBVA US Senior SAU
100,000	4.664%, 10/9/2015	104,120
	BNP Paribas SA
87,000	3.600%, 2/23/2016	91,894

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Financials (8.3%) - continued
$775,000	5.186%, 6/29/2049[e,g]	$782,827
	Citigroup, Inc.
200,000	5.500%, 2/15/2017	218,983
1,010,000	5.950%, 12/29/2049[g]	941,825
	CNA Financial Corporation
200,000	7.350%, 11/15/2019	243,415
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
200,000	3.950%, 11/9/2022	191,893
525,000	11.000%, 12/29/2049[e,g]	682,500
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	94,418
	CyrusOne, LP
570,000	6.375%, 11/15/2022	565,725
	Denali Borrower, LLC
570,000	5.625%, 10/15/2020[c,e]	553,613
	Deutsche Bank AG
200,000	4.296%, 5/24/2028	180,632
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	318,234
	Discover Financial Services
200,000	3.850%, 11/21/2022	190,816
	Fifth Third Bancorp
600,000	5.100%, 12/31/2049[g]	522,000
	GE Capital Trust I
380,000	6.375%, 11/15/2067	402,325
	General Electric Capital Corporation
200,000	6.000%, 8/7/2019	232,756
800,000	6.250%, 12/15/2049[g]	808,000
	Genworth Financial, Inc.
200,000	6.515%, 5/22/2018	226,507
	Hartford Financial Services Group, Inc.
170,000	5.125%, 4/15/2022	186,060
	HCP, Inc.
205,000	3.750%, 2/1/2019	212,293
	Health Care REIT, Inc.
200,000	4.700%, 9/15/2017	217,631
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021	325,458
	Icahn Enterprises, LP
570,000	8.000%, 1/15/2018	597,075
	ING Bank NV
170,000	5.000%, 6/9/2021[e]	182,515
	ING Capital Funding Trust III
730,000	3.848%, 12/29/2049[d,g]	700,800
	ING US, Inc.
200,000	5.650%, 5/15/2053	182,829
100,000	2.900%, 2/15/2018	100,408
	International Lease Finance Corporation
200,000	2.204%, 6/15/2016[d]	199,000
570,000	5.875%, 4/1/2019	593,436
	J.P. Morgan Chase & Company
200,000	2.000%, 8/15/2017	200,743
200,000	7.900%, 4/29/2049[g]	217,000
720,000	5.150%, 5/29/2049[g]	630,000
200,000	6.000%, 12/29/2049[g]	187,500
	KeyCorp
110,000	5.100%, 3/24/2021	121,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Financials (8.3%) - continued
	Liberty Mutual Group, Inc.
$525,000	10.750%, 6/15/2058[e]	$774,375
185,000	4.950%, 5/1/2022[e]	191,300
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	754,600
	Lloyds TSB Bank plc
200,000	6.500%, 9/14/2020[e]	220,782
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[e]	925,875
	MetLife, Inc.
400,000	6.400%, 12/15/2036	404,000
	Morgan Stanley
100,000	5.500%, 1/26/2020	110,656
200,000	4.875%, 11/1/2022	200,105
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	186,637
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	177,517
	Omega Healthcare Investors, Inc.
100,000	5.875%, 3/15/2024	100,000
	PNC Financial Services Group, Inc.
400,000	4.850%, 3/1/2049[g]	344,000
	Prologis, LP
255,000	7.375%, 10/30/2019	312,563
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	372,400
775,000	5.625%, 6/15/2043	729,957
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[e]	421,600
	RBS Capital Trust III
600,000	5.512%, 9/29/2049[g]	550,500
	Regions Bank
100,000	7.500%, 5/15/2018	117,612
	Reinsurance Group of America, Inc.
860,000	6.750%, 12/15/2065	851,400
	Royal Bank of Scotland Group plc
200,000	6.125%, 12/15/2022	201,484
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[e]	177,478
	Societe Generale SA
100,000	5.200%, 4/15/2021[e]	108,773
	Swiss RE Capital I, LP
695,000	6.854%, 5/29/2049[e,g]	726,410
	Ventas Realty, LP
370,000	1.550%, 9/26/2016	370,495
80,000	4.250%, 3/1/2022	80,786
	Wells Fargo & Company
100,000	3.450%, 2/13/2023	93,596
	XLIT, Ltd.
200,000	5.750%, 10/1/2021	227,746
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[e]	1,030,735

	Total	27,872,745

Foreign Government (0.3%)
	Eksportfinans ASA
85,000	2.375%, 5/25/2016	82,237

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Foreign Government (0.3%) - continued
	Mexico Government International Bond
$930,000	4.000%, 10/2/2023[c]	$924,188

	Total	1,006,425

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,650,000	3.500%, 10/1/2043[c]	2,689,750
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
1,100,000	3.500%, 10/1/2028[c]	1,160,672
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,000,000	4.500%, 10/1/2041[c]	3,203,906
2,500,000	3.500%, 10/1/2043[c]	2,544,922

	Total	9,599,250

Technology (0.5%)
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	97,250
	CommScope, Inc.
410,000	8.250%, 1/15/2019[e]	447,925
	EMC Corporation
200,000	1.875%, 6/1/2018	199,248
	First Data Corporation
570,000	7.375%, 6/15/2019[e]	599,925
	Freescale Semiconductor, Inc.
100,000	9.250%, 4/15/2018[e]	108,250
	Hewlett-Packard Company
85,000	4.650%, 12/9/2021	83,479
	Total System Services, Inc.
200,000	2.375%, 6/1/2018	195,110

	Total	1,731,187

Transportation (0.5%)
	American Airlines Pass Through Trust
200,000	4.950%, 1/15/2023[e]	200,500
	Avis Budget Car Rental, LLC
260,000	8.250%, 1/15/2019	282,100
	Avis Budget Group, Inc.
410,000	5.500%, 4/1/2023	379,250
	Canadian Pacific Railway Company
131,000	5.750%, 3/15/2033	140,214
	Delta Air Lines, Inc.
67,500	4.750%, 5/7/2020	71,255
	ERAC USA Finance, LLC
100,000	2.800%, 11/1/2018[e]	100,710
	Hertz Corporation
410,000	6.750%, 4/15/2019	433,575
	United Air Lines, Inc.
95,871	10.400%, 11/1/2016	107,616

	Total	1,715,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.7%)	Value
U.S. Municipals (3.0%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
$1,200,000	5.125%, 6/1/2024	$1,020,732
	Dallas/Fort Worth Texas International Airport Revenue Bonds
1,200,000	5.000%, 11/1/2038	1,142,328
	Los Angeles Department Of Water & Power Revenue Bonds
1,600,000	5.000%, 7/1/2043	1,639,744
	Massachusetts School Building Authority Sales Tax Revenue Bonds
1,600,000	5.000%, 5/15/2043	1,670,704
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
1,200,000	5.000%, 7/1/2040	1,205,364
	New Jersey Transportation Trust Fund Authority Revenue Bonds
800,000	5.000%, 6/15/2042	812,920
	New York City Water & Sewer System Finance Authority Revenue Bonds
1,200,000	5.000%, 6/15/2047	1,239,036
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
1,200,000	5.000%, 3/15/2042	1,244,316

	Total	9,975,144

Utilities (2.6%)
	AES Corporation
570,000	7.375%, 7/1/2021	627,000
	Atlas Pipeline Partners, LP
570,000	4.750%, 11/15/2021[e]	515,138
	Buckeye Partners, LP
200,000	4.150%, 7/1/2023	195,169
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	165,143
	DCP Midstream Operating, LP
200,000	2.500%, 12/1/2017	198,124
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[e]	274,500
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[e,g]	1,172,916
	ENEL Finance International NV
200,000	5.125%, 10/7/2019[e]	208,662
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	84,104
80,000	6.500%, 2/1/2042	84,452
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,068,000
	Exelon Generation Company, LLC
200,000	5.200%, 10/1/2019	219,038
	ITC Holdings Corporation
200,000	4.050%, 7/1/2023	198,128

Principal Amount	Long-Term Fixed Income (45.7%)	Value
Utilities (2.6%) - continued
	National Rural Utilities Cooperative Finance Corporation
$480,000	4.750%, 4/30/2043	$444,000
	NiSource Finance Corporation
200,000	5.450%, 9/15/2020	220,253
350,000	6.125%, 3/1/2022	394,215
	NRG Energy, Inc.
230,000	8.250%, 9/1/2020	252,425
340,000	6.625%, 3/15/2023	333,200
	ONEOK Partners, LP
185,000	3.200%, 9/15/2018	188,485
185,000	5.000%, 9/15/2023	189,849
	PPL Capital Funding, Inc.
200,000	4.200%, 6/15/2022	199,021
	Southern California Edison Company
900,000	6.250%, 8/1/2049[g]	927,000
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	412,780

	Total	8,571,602

	Total Long-Term Fixed Income (cost $149,352,589)	153,393,882

Shares	Common Stock (34.4%)	Value
Consumer Discretionary (2.5%)
6,300	CEC Entertainment, Inc.	288,918
33,100	Comcast Corporation	1,494,465
12,000	Dana Holding Corporation	274,080
8,000	Dillard's, Inc.	626,400
14,300	Home Depot, Inc.	1,084,655
17,900	Las Vegas Sands Corporation	1,188,918
105	Lear Corporation	7,515
11	Lear Corporation Warrants, $0.01, expires 11/9/2014[h]	1,532
2,600	McDonald's Corporation	250,146
10,300	National CineMedia, Inc.	194,258
15,100	Starwood Hotels & Resorts Worldwide, Inc.	1,003,395
6,900	Strayer Education, Inc.[i]	286,488
7,900	Target Corporation	505,442
10,500	Thomson Reuters Corporation	367,605
7,000	TJX Companies, Inc.	394,730
3,400	Viacom, Inc.	284,172
3,200	Wyndham Worldwide Corporation	195,104

	Total	8,447,823

Consumer Staples (3.3%)
27,600	Altria Group, Inc.	948,060
9,000	Andersons, Inc.	629,100
26,100	Coca-Cola Company	988,668
5,500	Coca-Cola Enterprises, Inc.	221,155
4,400	Colgate-Palmolive Company	260,920
22,300	CVS Caremark Corporation	1,265,525
16,800	Dr Pepper Snapple Group, Inc.	752,976
6,600	Energizer Holdings, Inc.	601,590
11,000	General Mills, Inc.	527,120
13,100	PepsiCo, Inc.	1,041,450
32,900	Pinnacle Foods, Inc.	870,863
12,200	Procter & Gamble Company	922,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (34.4%)	Value
Consumer Staples (3.3%) - continued
6,700	Reynolds American, Inc.	$326,826
6,400	Tootsie Roll Industries, Inc.[i]	197,248
20,300	Wal-Mart Stores, Inc.	1,501,388

	Total	11,055,087

Energy (3.2%)
2,700	Bristow Group, Inc.	196,452
21,700	Chevron Corporation	2,636,550
25,300	ConocoPhillips	1,758,603
11,200	Denbury Resources, Inc.[h]	206,192
32,300	Exxon Mobil Corporation	2,779,092
61,700	Nabors Industries, Ltd.	990,902
4,000	Seadrill, Ltd.[i]	180,320
14,300	Targa Resources Corporation	1,043,328
15,700	Teekay Corporation	671,175
7,900	Transocean, Ltd.	351,550

	Total	10,814,164

Financials (11.0%)
16,100	ACE, Ltd.	1,506,316
6,000	Aflac, Inc.	371,940
2,400	Alleghany Corporation[h]	983,160
14,700	American Express Company	1,110,144
115,400	Ares Capital Corporation	1,995,266
40,900	Ashford Hospitality Trust, Inc.	504,706
23,600	Aspen Insurance Holdings, Ltd.	856,444
4,200	Berkshire Hathaway, Inc.[h]	476,742
422,520	BlackRock Enhanced Equity Dividend Trust	3,177,350
10,300	Chatham Lodging Trust	183,958
7,028	Coresite Realty Corporation	238,530
11,800	Dime Community Bancshares, Inc.	196,470
20,500	Discover Financial Services	1,036,070
239,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,241,820
33,500	Fifth Third Bancorp	604,340
29,900	First Financial Bancorp	453,583
19,700	Hancock Holding Company	618,186
10,200	Horace Mann Educators Corporation	289,476
30,500	Huntington Bancshares, Inc.	251,930
11,500	Interactive Brokers Group, Inc.	215,855
100,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,199,000
7,200	iShares JP Morgan USD Emerging Markets Bond ETF	784,800
48,000	iShares MSCI EAFE Index Fund	3,061,920
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,026,000
12,000	J.P. Morgan Chase & Company	620,280
16,200	KeyCorp	184,680
1,200	MasterCard, Inc.	807,336
9,300	PartnerRe, Ltd.	851,322
15,800	Prudential Financial, Inc.	1,232,084
7,067	Silver Bay Realty Trust Corporation REIT	110,669
93,000	Solar Capital, Ltd.	2,061,810
13,300	Travelers Companies, Inc.	1,127,441
144,750	Two Harbors Investment Corporation	1,405,523
17,100	U.S. Bancorp	625,518
25,000	Vanguard High Dividend Yield ETF	1,437,250

Shares	Common Stock (34.4%)	Value
Financials (11.0%) - continued
66,000	Wells Fargo & Company	$2,727,120
4,000	Westamerica Bancorporation	198,960
8,900	Zions Bancorporation	244,038

	Total	37,018,037

Health Care (3.8%)
36,600	Abbott Laboratories	1,214,754
5,000	AmerisourceBergen Corporation	305,500
4,900	Amgen, Inc.	548,506
24,200	Community Health Systems, Inc.	1,004,300
3,800	Computer Programs and Systems, Inc.	222,300
5,400	Eli Lilly and Company	271,782
3,700	Henry Schein, Inc.[h]	383,690
11,700	Johnson & Johnson	1,014,273
33,700	Medtronic, Inc.	1,794,525
130,561	PDL BioPharma, Inc.[i]	1,040,571
105,153	Pfizer, Inc.	3,018,943
5,000	St. Jude Medical, Inc.	268,200
12,600	WellPoint, Inc.	1,053,486
5,600	Zimmer Holdings, Inc.	459,984

	Total	12,600,814

Industrials (3.7%)
6,500	3M Company	776,165
8,900	Altra Holdings, Inc.	239,499
22,500	AMETEK, Inc.	1,035,450
14,000	Brink's Company	396,200
5,200	C.H. Robinson Worldwide, Inc.	309,712
5,400	Donaldson Company, Inc.	205,902
55,000	Exelis, Inc.	864,050
15,800	John Bean Technologies Corporation	393,104
10,100	Landstar System, Inc.	565,398
7,900	Lockheed Martin Corporation	1,007,645
20,600	Northrop Grumman Corporation	1,962,356
18,400	Raytheon Company	1,418,088
32,700	Republic Services, Inc.	1,090,872
8,000	Roper Industries, Inc.	1,062,960
10,500	Waste Connections, Inc.	476,805
15,600	Woodward, Inc.	636,948

	Total	12,441,154

Information Technology (3.5%)
2,800	Accenture plc	206,192
20,900	Agilent Technologies, Inc.	1,071,125
17,200	Amdocs, Ltd.	630,208
7,500	Cabot Microelectronics Corporation[h]	288,900
79,200	Cisco Systems, Inc.	1,854,864
19,100	Computer Sciences Corporation	988,234
15,600	EPIQ Systems, Inc.	206,232
9,800	Fiserv, Inc.[h]	990,290
12,300	Hewlett-Packard Company	258,054
8,100	International Business Machines Corporation	1,499,958
16,225	Leidos Holdings, Inc.	738,562
3,400	Littelfuse, Inc.	265,948
19,200	ManTech International Corporation	552,192
7,600	Motorola Solutions, Inc.	451,288
12,400	Oracle Corporation	411,308
9,271	Science Applications International Corporation[h]	312,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (34.4%)	Value
Information Technology (3.5%) - continued
18,700	Xerox Corporation	$192,423
19,000	Yahoo!, Inc.[h]	630,040

	Total	11,548,714

Materials (1.0%)
97,800	Alcoa, Inc.	794,136
2,700	CF Industries Holdings, Inc.	569,241
5,800	Cytec Industries, Inc.	471,888
7,300	Minerals Technologies, Inc.	360,401
3,100	Monsanto Company	323,547
8,100	Sigma-Aldrich Corporation	690,930

	Total	3,210,143

Telecommunications Services (1.3%)
54,600	AT&T, Inc.	1,846,572
4,000	Atlantic Tele-Network, Inc.	208,520
21,900	TW Telecom, Inc.[h]	654,044
35,000	Verizon Communications, Inc.	1,633,100

	Total	4,342,236

Utilities (1.1%)
15,200	AES Corporation	202,008
13,800	CenterPoint Energy, Inc.	330,786
9,100	Empire District Electric Company	197,106
5,900	Laclede Group, Inc.	265,500
3,700	MGE Energy, Inc.	201,835
7,200	Otter Tail Corporation	198,720
7,000	PG&E Corporation	286,440
4,800	Pinnacle West Capital Corporation	262,752
25,400	Southern Company	1,045,972
4,700	WGL Holdings, Inc.	200,737
14,000	Wisconsin Energy Corporation	565,320

	Total	3,757,176

	Total Common Stock (cost $109,880,696)	115,235,348

Shares	Preferred Stock (2.7%)	Value
Financials (2.7%)
39,710	Annaly Capital Management, Inc., 7.500%[g]	931,199
800	Bank of America Corporation, Convertible, 7.250%[g]	864,000
13,380	CoBank ACB, 6.250%[e,g]	1,271,519
16,000	Countrywide Capital V, 7.000%	403,520
20,000	DDR Corporation, 6.250%[g]	421,200
4,000	Farm Credit Bank of Texas, 6.750%[e,g]	400,750
6,000	ING Groep NV, 8.500%[g]	152,940
25,900	Morgan Stanley, 7.125%[g]	652,680
10,500	PNC Financial Services Group, Inc., 6.125%[g]	265,020
8,000	Royal Bank of Scotland Group plc, 7.250%[g]	187,920
10,000	State Street Corporation, 5.250%[g]	204,600
42,000	The Allstate Corporation, 5.100%	974,400
19,600	The Goldman Sachs Group, Inc., 5.500%[g]	439,824
28,000	U.S. Bancorp, 6.500%[g]	727,720
16,000	Wells Fargo & Company, 5.850%[g]	381,920

Shares	Preferred Stock (2.7%)	Value
Financials (2.7%) - continued
800	Wells Fargo & Company, Convertible, 7.500%[g]	$910,008

	Total	9,189,220

	Total Preferred Stock (cost $9,792,928)	9,189,220

Shares	Collateral Held for Securities Loaned (0.5%)	Value
1,755,618	Thrivent Cash Management Trust	1,755,618

	Total Collateral Held for Securities Loaned (cost $1,755,618)	1,755,618

Shares or Principal Amount	Short-Term Investments (8.6%)	Value
	Federal Home Loan Bank Discount Notes
900,000	0.093%, 11/22/2013[j,k]	899,879
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.050%, 2/5/2014[j,k]	499,912
	Thrivent Cash Management Trust
26,840,329	0.070%	26,840,329
	U.S. Treasury Bills
600,000	0.063%, 12/26/2013[j]	599,910

	Total Short-Term Investments (at amortized cost)	28,840,030

	Total Investments (cost $342,812,523) 104.8%	$351,526,269

	Other Assets and Liabilities, Net (4.8%)	(16,085,359)

	Total Net Assets 100.0%	$335,440,910

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $24,969,801 or 7.4% of total net assets.

f

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

i	All or a portion of the security is on loan.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2013, $1,199,818 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,464,030
Gross unrealized depreciation	(4,750,284)

Net unrealized appreciation (depreciation)	$8,713,746

Cost for federal income tax purposes	$342,812,523

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,410,227	–	2,410,227	–
Capital Goods	2,370,366	–	2,370,366	–
Communications Services	14,373,308	–	14,373,308	–
Consumer Cyclical	7,945,382	–	7,945,382	–
Consumer Non-Cyclical	4,104,187	–	4,104,187	–
Energy	2,578,184	–	2,578,184	–
Financials	1,483,097	–	1,483,097	–
Technology	3,414,810	–	3,414,810	–
Transportation	3,014,749	–	3,014,749	–
Utilities	1,417,861	–	1,417,861	–
Long-Term Fixed Income
Asset-Backed Securities	4,924,661	–	4,924,661	–
Basic Materials	3,517,498	–	3,517,498	–
Capital Goods	2,823,088	–	2,823,088	–
Collateralized Mortgage Obligations	49,872,902	–	49,872,902	–
Commercial Mortgage-Backed Securities	1,775,872	–	1,775,872	–
Communications Services	8,709,760	–	8,709,760	–
Consumer Cyclical	5,865,730	–	5,865,730	–
Consumer Non-Cyclical	8,543,719	–	8,543,719	–
Energy	6,889,079	–	6,889,079	–
Financials	27,872,745	–	27,872,745	–
Foreign Government	1,006,425	–	1,006,425	–
Mortgage-Backed Securities	9,599,250	–	9,599,250	–
Technology	1,731,187	–	1,731,187	–
Transportation	1,715,220	–	1,715,220	–
U.S. Municipals	9,975,144	–	9,975,144	–
Utilities	8,571,602	–	8,571,602	–
Common Stock
Consumer Discretionary	8,447,823	8,447,823	–	–
Consumer Staples	11,055,087	11,055,087	–	–
Energy	10,814,164	10,814,164	–	–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Financials	37,018,037	37,018,037	–	–
Health Care	12,600,814	12,600,814	–	–
Industrials	12,441,154	12,441,154	–	–
Information Technology	11,548,714	11,548,714	–	–
Materials	3,210,143	3,210,143	–	–
Telecommunications Services	4,342,236	4,342,236	–	–
Utilities	3,757,176	3,757,176	–	–
Preferred Stock
Financials	9,189,220	7,516,951	1,672,269	–
Collateral Held for Securities Loaned	1,755,618	1,755,618	–	–
Short-Term Investments	28,840,030	26,840,329	1,999,701	–

Total	$351,526,269	$151,348,246	$200,178,023	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	61,789	61,789	–	–

Total Asset Derivatives	$61,789	$61,789	$–	$–

Liability Derivatives
Futures Contracts	216,573	216,573	–	–

Total Liability Derivatives	$216,573	$216,573	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	December 2013	$3,110,329	$3,147,219	$36,890
10-Yr. U.S. Treasury Bond Futures	(85)	December 2013	(10,545,053)	(10,743,203)	(198,150)
S&P 500 Index Futures	(25)	December 2013	(10,489,274)	(10,464,375)	24,899
S&P 500 Index Mini-Futures	24	December 2013	2,027,583	2,009,160	(18,423)
Total Futures Contracts					($154,784)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$2,814,386	$38,651,779	$39,710,547	1,755,618	$1,755,618	$35,155
Cash Management Trust- Short Term Investment	35,501,783	120,881,665	129,543,119	26,840,329	26,840,329	23,848
Total Value and Income Earned	38,316,169				28,595,947	59,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (39.1%)[a]	Value
Basic Materials (1.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$205,000	5.250%, 10/18/2017[b,c]	$205,476
	Ineos Group Holdings, Ltd., Term Loan
255,000	4.000%, 5/2/2018[b,c]	251,955

	Total	457,431

Capital Goods (2.2%)
	ADS Waste Holdings, Term Loan
254,359	4.250%, 10/9/2019	254,082
	Rexnord, LLC, Term Loan
280,000	4.000%, 8/14/2020	276,500
	Silver II Borrower, Term Loan
279,523	4.000%, 12/13/2019[b,c]	276,727

	Total	807,309

Communications Services (14.8%)
	Cincinnati Bell, Inc., Term Loan
125,000	4.000%, 8/9/2020	124,156
	Clear Channel Communications, Inc., Term Loan
255,000	6.750%, 1/30/2019	236,258
	Cricket Communications, Inc., Term Loan
1,500,000	4.750%, 3/8/2020[b,c]	1,498,665
	Fairpoint Communications, Term Loan
254,825	7.500%, 2/14/2019[b,c]	256,453
	Grande Communications Networks, LLC, Term Loan
254,362	4.500%, 5/29/2020	253,515
	Hargray Communications Group, Inc., Term Loan
224,438	4.750%, 6/25/2019	224,812
	Integra Telecom Holdings, Inc., Term Loan
255,000	5.250%, 2/22/2019[b,c]	256,275
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019[b,c]	279,440
	LTS Buyer, LLC, Term Loan
279,300	4.500%, 4/13/2020	280,085
	McGraw-Hill Global Education Holdings, LLC, Term Loan
269,704	9.000%, 3/22/2019[b,c]	272,528
	NTelos, Inc., Term Loan
29,924	5.750%, 11/9/2019	29,752
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
275,000	5.250%, 7/30/2018	274,313
	Univision Communications, Inc., Term Loan
29,925	4.500%, 2/28/2020	29,803
224,436	4.500%, 3/1/2020	223,220
	Virgin Media Investment Holdings, Ltd., Term Loan
255,000	3.500%, 6/8/2020	253,335
	Visant Corporation, Term Loan
175,000	5.250%, 12/22/2016	169,407
	WideOpenWest Finance, LLC, Term Loan
254,925	4.750%, 3/26/2019[b,c]	256,391

Principal Amount	Bank Loans (39.1%)[a]	Value
Communications Services (14.8%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$254,361	5.250%, 8/26/2016	$255,124
	Zayo Group, LLC, Term Loan
254,356	4.500%, 7/2/2019[b,c]	254,211

	Total	5,427,743

Consumer Cyclical (6.1%)
	Bally Technologies, Inc., Term Loan
160,000	0.000%, 8/21/2020[b,c]	159,750
	Booz Allen Hamilton, Inc., Term Loan
124,685	3.750%, 7/31/2019	124,218
	Burlington Coat Factory Warehouse Corporation, Term Loan
280,000	4.250%, 2/23/2017	279,930
	Cenveo Corporation, Term Loan
636,401	6.250%, 2/13/2017[b,c]	638,520
	Ceridian Corporation, Term Loan
280,000	4.429%, 5/9/2017	279,826
	J.C. Penney Corporation, Inc., Term Loan
255,000	6.000%, 5/22/2018[b,c]	246,945
	Scientific Games International, Inc., Term Loan
255,000	4.250%, 5/22/2020[b,c]	252,769
	Toys R Us, Inc., Term Loan
279,921	5.250%, 5/25/2018[b,c]	264,002

	Total	2,245,960

Consumer Non-Cyclical (6.9%)
	Albertsons, LLC, Term Loan
279,374	4.750%, 3/21/2019[b,c]	278,502
	JBS USA, LLC, Term Loan
1,496,231	3.750%, 5/25/2018	1,488,750
	Roundy's Supermarkets, Inc., Term Loan
279,291	5.750%, 2/13/2019[b,c]	273,205
	Supervalu, Inc., Term Loan
230,000	5.000%, 3/21/2019[b,c]	229,137
	Van Wagner Communications, LLC, Term Loan
249,375	5.623%, 8/3/2018[b,c]	252,804

	Total	2,522,398

Energy (1.4%)
	Arch Coal, Inc., Term Loan
279,369	5.750%, 5/16/2018[b,c]	270,815
	Pacific Drilling SA, Term Loan
254,437	4.500%, 6/3/2018[b,c]	255,264

	Total	526,079

Financials (1.0%)
	Harland Clarke Holdings Corporation, Term Loan
253,406	7.000%, 5/22/2018	250,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (39.1%)[a]	Value
Financials (1.0%) - continued
	Springleaf Financial Funding Company, Term Loan
$125,000	5.500%, 5/10/2017[b,c]	$125,026

	Total	375,108

Technology (2.1%)
	BMC Software, Inc., Term Loan
280,000	5.000%, 8/7/2020[b,c]	279,860
	First Data Corporation Extended, Term Loan
255,000	4.184%, 3/23/2018	252,259
	Freescale Semiconductor, Inc., Term Loan
254,361	5.000%, 2/13/2020	255,131

	Total	787,250

Transportation (2.6%)
	American Airlines, Inc., Term Loan
503,738	4.750%, 6/21/2019	499,436
	American Petroleum Tankers Parent, LLC, Term Loan
215,048	4.750%, 9/28/2019	215,586
	U.S. Airways, Inc., Term Loan
255,000	4.250%, 5/21/2019[b,c]	253,179

	Total	968,201

Utilities (0.7%)
	Intergen NV, Term Loan
254,363	5.500%, 6/5/2020	253,302

	Total	253,302

	Total Bank Loans (cost $14,484,797)	14,370,781

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Asset-Backed Securities (6.8%)
	Asset Backed Securities Corporation Home Equity Loan Trust
255,664	0.319%, 7/25/2036[d]	223,107
	Countrywide Asset-Backed Certificates
190,367	5.859%, 10/25/2046	127,396
	Credit Based Asset Servicing and Securitization, LLC
112,316	3.971%, 12/25/2036	72,834
	First Horizon ABS Trust
289,453	0.309%, 10/25/2026[d,e]	263,903
562,798	0.339%, 10/25/2034[d,e]	463,480
	GMAC Mortgage Corporation Loan Trust
732,011	0.359%, 8/25/2035[d,e]	608,484
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	83,258
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	154,119
196,557	5.285%, 1/25/2037	106,111

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Asset-Backed Securities (6.8%) - continued
	Wachovia Asset Securitization, Inc.
$468,900	0.319%, 7/25/2037[d,e,f]	$400,445

	Total	2,503,137

Basic Materials (1.7%)
	BHP Billiton Finance USA, Ltd.
52,000	2.050%, 9/30/2018	52,075
	FMG Resources Pty. Ltd.
64,810	6.875%, 2/1/2018[g]	67,726
	Freeport-McMoRan Copper & Gold, Inc.
100,000	2.375%, 3/15/2018[g]	96,645
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
64,810	8.875%, 2/1/2018	67,078
	Ineos Finance plc
80,000	7.500%, 5/1/2020[g]	85,800
	Inmet Mining Corporation
64,810	8.750%, 6/1/2020[g]	69,347
	LyondellBasell Industries NV
70,000	5.000%, 4/15/2019	77,052
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[g]	97,458

	Total	613,181

Capital Goods (1.3%)
	Cemex Finance, LLC
64,810	9.375%, 10/12/2017[g]	70,967
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	64,486
	Eaton Corporation
32,000	1.500%, 11/2/2017[g]	31,550
	Nortek, Inc.
64,810	8.500%, 4/15/2021	70,481
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	70,319
	Roper Industries, Inc.
85,000	1.850%, 11/15/2017	84,633
	United Rentals North America, Inc.
77,000	7.375%, 5/15/2020	82,967

	Total	475,403

Collateralized Mortgage Obligations (10.4%)
	Citicorp Mortgage Securities, Inc.
131,536	6.000%, 7/25/2037	130,788
	CitiMortgage Alternative Loan Trust
180,728	5.750%, 4/25/2037	147,983
	Countrywide Alternative Loan Trust
46,190	5.500%, 10/25/2035	40,933
87,673	5.500%, 2/25/2036	78,204
126,661	6.000%, 1/25/2037	100,440
268,380	5.500%, 5/25/2037	222,920
	GMAC Mortgage Corporation Loan Trust
99,253	5.343%, 9/19/2035	97,443

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Collateralized Mortgage Obligations (10.4%) - continued
	GSR Mortgage Loan Trust
$35,425	0.369%, 8/25/2046[d]	$34,064
	Impac CMB Trust
294,989	0.699%, 4/25/2035[d]	266,199
53,464	0.819%, 8/25/2035[d]	44,739
	J.P. Morgan Alternative Loan Trust
120,464	6.500%, 3/25/2036	105,786
	J.P. Morgan Mortgage Trust
143,310	6.500%, 1/25/2035	139,102
218,395	2.836%, 7/25/2035	212,179
348,035	2.519%, 6/25/2036	302,606
65,137	2.686%, 10/25/2036	51,847
	MLCC Mortgage Investors, Inc.
289,628	0.839%, 8/25/2029[d]	284,523
	Morgan Stanley Mortgage Loan Trust
159,189	5.347%, 11/25/2035	116,042
	Residential Accredit Loans, Inc.
132,142	5.500%, 12/25/2034	135,946
177,327	3.640%, 9/25/2035	143,822
	Sequoia Mortgage Trust
278,230	0.490%, 11/20/2034[d]	273,538
	WaMu Mortgage Pass Through Certificates
76,551	2.684%, 10/25/2036	64,988
51,732	2.402%, 8/25/2046	42,564
	Wells Fargo Mortgage Backed Securities Trust
243,251	5.000%, 3/25/2021	249,264
310,326	2.642%, 3/25/2036	309,723
146,919	2.723%, 4/25/2036	136,107
80,699	6.000%, 7/25/2037	76,660

	Total	3,808,410

Commercial Mortgage-Backed Securities (1.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
14,644	5.846%, 6/11/2040	14,866
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	126,064
	Government National Mortgage Association
85,050	2.164%, 3/16/2033	85,568
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	306,605
75,977	5.866%, 9/15/2045	85,007

	Total	618,110

Communications Services (4.1%)
	AMC Networks, Inc.
64,810	7.750%, 7/15/2021	72,101
	America Movil SAB de CV
100,000	1.256%, 9/12/2016[d]	100,000
	AT&T, Inc.
75,000	2.400%, 8/15/2016	77,434
	CCO Holdings, LLC
64,810	7.000%, 1/15/2019	68,618

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Communications Services (4.1%) - continued
	CenturyLink, Inc.
$64,810	5.625%, 4/1/2020	$63,271
	Digicel, Ltd.
64,810	6.000%, 4/15/2021[g]	60,921
	DIRECTV Holdings, LLC
75,000	3.500%, 3/1/2016	78,186
	Hughes Satellite Systems Corporation
77,000	6.500%, 6/15/2019	81,427
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	69,185
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	84,122
	NBCUniversal Media, LLC
75,000	2.875%, 4/1/2016	78,543
	Sprint Nextel Corporation
64,810	9.000%, 11/15/2018[g]	75,990
	Telefonica Emisiones SAU
32,000	3.729%, 4/27/2015	32,937
	Univision Communications, Inc.
100,000	7.875%, 11/1/2020[g]	109,375
	UPCB Finance V, Ltd.
100,000	7.250%, 11/15/2021[g]	109,000
	Verizon Communications, Inc.
96,000	2.500%, 9/15/2016	98,946
60,000	3.650%, 9/14/2018	63,222
	WideOpenWest Finance, LLC
100,000	10.250%, 7/15/2019	108,500
	Wind Acquisition Finance SA
64,810	11.750%, 7/15/2017[g]	68,861

	Total	1,500,639

Consumer Cyclical (2.5%)
	Amazon.com, Inc.
70,000	1.200%, 11/29/2017	68,381
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	72,587
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	73,600
	Federated Retail Holdings, Inc.
100,000	5.900%, 12/1/2016	112,891
	Ford Motor Credit Company, LLC
100,000	3.984%, 6/15/2016	105,664
	General Motors Company
52,000	3.500%, 10/2/2018[g]	51,870
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018[g]	63,028
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[g]	75,267
	L Brands, Inc.
77,000	6.625%, 4/1/2021	83,256
	Royal Caribbean Cruises, Ltd.
64,810	5.250%, 11/15/2022	62,866
	West Corporation
64,810	8.625%, 10/1/2018	70,481
	Wynn Las Vegas, LLC
77,000	5.375%, 3/15/2022	77,385

	Total	917,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Consumer Non-Cyclical (3.5%)
	Anheuser-Busch InBev Worldwide, Inc.
$70,000	1.375%, 7/15/2017	$69,706
	Biomet, Inc.
64,810	6.500%, 8/1/2020	66,916
	Boston Scientific Corporation
70,000	2.650%, 10/1/2018	70,031
	Celgene Corporation
70,000	1.900%, 8/15/2017	70,235
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	77,770
	Edwards Lifesciences Corporation
26,000	2.875%, 10/15/2018[c]	25,898
	Emergency Medical Services Corporation
64,810	8.125%, 6/1/2019	69,995
	Endo Health Solutions, Inc.
64,810	7.250%, 1/15/2022	66,754
	Express Scripts Holding Company
70,000	3.125%, 5/15/2016	73,268
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[g]	66,592
	Gilead Sciences, Inc.
70,000	3.050%, 12/1/2016	73,906
	Hawk Acquisition Sub, Inc.
77,000	4.250%, 10/15/2020[g]	73,439
	HCA, Inc.
64,810	4.750%, 5/1/2023	61,002
	Health Management Associates, Inc.
64,810	7.375%, 1/15/2020	71,007
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[g]	76,594
	JBS Finance II, Ltd.
64,810	8.250%, 1/29/2018[f]	65,782
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021[g]	62,380
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020[g]	80,272
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[g]	69,023

	Total	1,290,570

Energy (2.9%)
	BP Capital Markets plc
52,000	2.241%, 9/26/2018	52,052
	Concho Resources, Inc.
64,810	6.500%, 1/15/2022	69,509
	Energy Transfer Partners, LP
100,000	6.700%, 7/1/2018	117,114
	Harvest Operations Corporation
64,810	6.875%, 10/1/2017	69,347
	Hess Corporation
70,000	8.125%, 2/15/2019	87,108
	Kodiak Oil & Gas Corporation
64,810	5.500%, 1/15/2021[g]	63,676
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	66,997

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Energy (2.9%) - continued
	MEG Energy Corporation
$77,000	6.375%, 1/30/2023[g]	$75,460
	Oasis Petroleum, Inc.
77,000	6.875%, 1/15/2023	81,620
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	105,250
	Petrobras Global Finance BV
48,000	2.000%, 5/20/2016	47,690
	Range Resources Corporation
91,382	5.000%, 8/15/2022	88,412
	Suncor Energy, Inc.
70,000	6.100%, 6/1/2018	81,996
	Transocean, Inc.
70,000	5.050%, 12/15/2016	76,712

	Total	1,082,943

Financials (7.3%)
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	99,553
	Aviation Capital Group Corporation
26,000	3.875%, 9/27/2016[g]	26,152
	Bank of America Corporation
70,000	3.750%, 7/12/2016	74,178
64,000	5.750%, 8/15/2016	70,664
100,000	5.650%, 5/1/2018	112,852
	BBVA US Senior SAU
64,000	4.664%, 10/9/2015	66,637
	Capital One Financial Corporation
75,000	3.150%, 7/15/2016	78,352
	Citigroup, Inc.
64,000	5.000%, 9/15/2014	66,412
130,000	1.700%, 7/25/2016	130,591
	CyrusOne, LP
64,810	6.375%, 11/15/2022	64,324
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[c,g]	118,493
	Discover Financial Services
26,000	6.450%, 6/12/2017	29,540
	Fifth Third Capital Trust IV
48,000	6.500%, 4/15/2037	47,760
	General Electric Capital Corporation
150,000	1.625%, 4/2/2018	147,658
	Goldman Sachs Group, Inc.
100,000	2.375%, 1/22/2018	99,291
	HCP, Inc.
100,000	3.750%, 2/1/2016	105,282
	HSBC USA, Inc.
75,000	1.625%, 1/16/2018	73,517
	Icahn Enterprises, LP
64,810	8.000%, 1/15/2018	67,888
	ING Bank NV
32,000	3.750%, 3/7/2017[g]	33,610
	ING Capital Funding Trust III
32,000	3.848%, 12/29/2049[d,h]	30,720
	J.P. Morgan Chase & Company
48,000	3.450%, 3/1/2016	50,543
32,000	6.300%, 4/23/2019	37,492
45,000	7.900%, 4/29/2049[h]	48,825
	Liberty Mutual Group, Inc.
100,000	5.000%, 6/1/2021[g]	106,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Financials (7.3%) - continued
	Morgan Stanley
$130,000	1.750%, 2/25/2016	$130,627
	Omega Healthcare Investors, Inc.
64,810	5.875%, 3/15/2024	64,810
	Prudential Financial, Inc.
100,000	2.300%, 8/15/2018	100,875
	Regions Bank
39,000	7.500%, 5/15/2018	45,868
	Royal Bank of Canada
70,000	0.714%, 9/9/2016[d]	70,246
	Royal Bank of Scotland Group plc
60,000	5.050%, 1/8/2015	62,214
	Santander US Debt SAU
39,000	3.781%, 10/7/2015[g]	39,778
	Simon Property Group, LP
100,000	5.100%, 6/15/2015	107,307
	SLM Corporation
75,000	3.875%, 9/10/2015	76,500
26,000	6.250%, 1/25/2016	27,690
	Wells Fargo & Company
39,000	1.250%, 7/20/2016	39,017
125,000	1.500%, 1/16/2018	123,003

	Total	2,674,351

Mortgage-Backed Securities (8.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
200,000	3.000%, 10/1/2028[c]	206,719
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
64,499	5.500%, 9/1/2024	69,970
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
222,810	2.250%, 6/25/2025	225,462
250,000	3.500%, 10/1/2028[c]	263,789
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
485,942	6.000%, 8/1/2024	535,851
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
300,000	4.500%, 10/1/2041[c]	320,391
700,000	3.500%, 10/1/2043[c]	712,578
600,000	4.000%, 10/1/2043[c]	629,344

	Total	2,964,104

Technology (1.4%)
	Alliance Data Systems Corporation
64,810	6.375%, 4/1/2020[g]	67,078
	BMC Software Finance, Inc.
64,810	8.125%, 7/15/2021[g]	67,240
	CommScope, Inc.
80,000	8.250%, 1/15/2019[g]	87,400
	First Data Corporation
64,810	7.375%, 6/15/2019[g]	68,213
	Hewlett-Packard Company
70,000	2.125%, 9/13/2015	71,004
32,000	3.300%, 12/9/2016	33,301

Principal Amount	Long-Term Fixed Income (62.5%)	Value
Technology (1.4%) - continued
	Iron Mountain, Inc.
$64,810	6.000%, 8/15/2023	$64,324
	Oracle Corporation
70,000	0.848%, 1/15/2019[d]	70,472

	Total	529,032

Transportation (0.6%)
	Avis Budget Car Rental, LLC
64,810	8.250%, 1/15/2019	70,319
	Continental Airlines, Inc.
64,810	6.250%, 4/11/2020	66,430
	Hertz Corporation
77,000	6.750%, 4/15/2019	81,428

	Total	218,177

U.S. Government and Agencies (8.8%)
	U.S. Treasury Notes
250,000	0.375%, 8/31/2015	250,293
1,000,000	0.250%, 9/30/2015	998,516
2,000,000	0.875%, 1/31/2017	2,004,844

	Total	3,253,653

Utilities (1.5%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	94,000
	AES Corporation
64,810	7.375%, 7/1/2021	71,291
	Atlas Pipeline Partners, LP
77,000	4.750%, 11/15/2021[g]	69,589
	Dayton Power and Light Company
60,000	1.875%, 9/15/2016[g]	60,467
	NiSource Finance Corporation
100,000	6.400%, 3/15/2018	115,734
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	63,514
	ONEOK Partners, LP
75,000	2.000%, 10/1/2017	74,459

	Total	549,054

	Total Long-Term Fixed Income (cost $22,954,610)	22,998,040

Shares	Common Stock (1.9%)	Value
Financials (1.9%)
6,400	iShares JP Morgan USD Emerging Markets Bond ETF	697,600

	Total	697,600

	Total Common Stock (cost $692,909)	697,600

Shares or Principal Amount	Short-Term Investments (20.1%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[i]	99,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (20.1%)	Value
	Thrivent Cash Management Trust
7,296,125	0.070%	$7,296,125

	Total Short-Term

	Investments (at amortized cost)	7,396,112

	Total Investments (cost $45,528,428) 123.6%	$45,462,533

	Other Assets and Liabilities, Net (23.6%)	(8,668,474)

	Total Net Assets 100.0%	$36,794,059

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
e	All or a portion of the security is insured or guaranteed.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	8/19/2013	$67,598
Wachovia Asset Securitization, Inc.	3/16/2007	468,900

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $2,445,343 or 6.6% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$535,083
Gross unrealized depreciation	(600,978)

Net unrealized appreciation (depreciation)	$(65,895)

Cost for federal income tax purposes	$45,528,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	457,431	–	457,431	–
Capital Goods	807,309	–	807,309	–
Communications Services	5,427,743	–	5,427,743	–
Consumer Cyclical	2,245,960	–	2,245,960	–
Consumer Non-Cyclical	2,522,398	–	2,522,398	–
Energy	526,079	–	526,079	–
Financials	375,108	–	375,108	–
Technology	787,250	–	787,250	–
Transportation	968,201	–	968,201	–
Utilities	253,302	–	253,302	–
Long-Term Fixed Income
Asset-Backed Securities	2,503,137	–	2,503,137	–
Basic Materials	613,181	–	613,181	–
Capital Goods	475,403	–	475,403	–
Collateralized Mortgage Obligations	3,808,410	–	3,808,410	–
Commercial Mortgage-Backed Securities	618,110	–	618,110	–
Communications Services	1,500,639	–	1,500,639	–
Consumer Cyclical	917,276	–	917,276	–
Consumer Non-Cyclical	1,290,570	–	1,290,570	–
Energy	1,082,943	–	1,082,943	–
Financials	2,674,351	–	2,674,351	–
Mortgage-Backed Securities	2,964,104	–	2,964,104	–
Technology	529,032	–	529,032	–
Transportation	218,177	–	218,177	–
U.S. Government and Agencies	3,253,653	–	3,253,653	–
Utilities	549,054	–	549,054	–
Common Stock
Financials	697,600	697,600	–	–
Short-Term Investments	7,396,112	7,296,125	99,987	–

Total	$45,462,533	$7,993,725	$37,468,808	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Short Term Investment	$16,055,160	$63,731,415	$72,490,450	7,296,125	$7,296,125	$10,318
Total Value and Income Earned	16,055,160				7,296,125	10,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner Technology Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.0%)	Value
Communications Equipment (9.4%)
30,754	Calix, Inc.[a]	$391,498
44,045	Juniper Networks, Inc.[a]	874,734
40,752	QUALCOMM, Inc.	2,745,055

	Total	4,011,287

Computers & Peripherals (13.4%)
10,171	Apple, Inc.	4,849,024
34,983	EMC Corporation	894,166

	Total	5,743,190

Consumer Discretionary (7.6%)
5,957	Amazon.com, Inc.[a]	1,862,396
1,380	Priceline.com, Inc.[a]	1,395,111

	Total	3,257,507

Electronic Equipment, Instruments & Components (2.6%)
10,905	Amphenol Corporation	843,829
39,240	RealD, Inc.[a]	274,680

	Total	1,118,509

Financials (5.8%)
15,397	American Tower Corporation	1,141,380
7,500	IntercontinentalExchange, Inc.[a]	1,360,650

	Total	2,502,030

Internet Software & Services (24.7%)
23,100	eBay, Inc.[a]	1,288,749
10,452	Equinix, Inc.[a]	1,919,510
27,216	Facebook, Inc.[a]	1,367,332
2,546	Google, Inc.[a]	2,230,067
26,087	Internap Network Services Corporation[a]	181,305
1,743	LinkedIn Corporation[a]	428,882
68,515	Pandora Media, Inc.[a]	1,721,782
14,659	Rackspace Hosting, Inc.[a]	773,409
18,834	Yandex NVa	685,934

	Total	10,596,970

IT Consulting & Services (4.2%)
9,554	Cognizant Technology Solutions Corporation[a]	784,574
45,638	InterXion Holding NVa	1,014,989

	Total	1,799,563

Semiconductors & Semiconductor Equipment (8.0%)
21,729	Altera Corporation	807,450
8,409	Hittite Microwave Corporation[a]	549,528
26,791	NVIDIA Corporation	416,868
11,967	Ultratech, Inc.[a]	362,600
27,250	Xilinx, Inc.	1,276,935

	Total	3,413,381

Software (16.1%)
22,517	MICROS Systems, Inc.[a]	1,124,499
25,997	Microsoft Corporation	865,960
12,407	NetSuite, Inc.[a]	1,339,212
44,999	Oracle Corporation	1,492,617
30,513	Salesforce.com, Inc.[a]	1,583,930
8,153	Solarwinds, Inc.[a]	285,844

Shares	Common Stock (98.0%)	Value
Software (16.1%) - continued
2,702	Tableau Software, Inc.[a]	$192,490

	Total	6,884,552

Telecommunications Services (6.2%)
21,055	SBA Communications Corporation[a]	1,694,085
32,512	TW Telecom, Inc.[a]	970,971

	Total	2,665,056

	Total Common Stock (cost $30,960,420)	41,992,045

Shares or Principal Amount	Short-Term Investments (1.8%)	Value
	Thrivent Cash Management Trust
770,532	0.070%	770,532

	Total Short-Term Investments (at amortized cost)	770,532

	Total Investments (cost $31,730,952) 99.8%	$42,762,577

	Other Assets and Liabilities, Net 0.2%	98,776

	Total Net Assets 100.0%	$42,861,353

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,725,974
Gross unrealized depreciation	(694,349)

Net unrealized appreciation (depreciation)	$11,031,625

Cost for federal income tax purposes	$31,730,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner Technology Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	4,011,287	4,011,287	–	–
Computers & Peripherals	5,743,190	5,743,190	–	–
Consumer Discretionary	3,257,507	3,257,507	–	–
Electronic Equipment, Instruments & Components	1,118,509	1,118,509	–	–
Financials	2,502,030	2,502,030	–	–
Internet Software & Services	10,596,970	10,596,970	–	–
IT Consulting & Services	1,799,563	1,799,563	–	–
Semiconductors & Semiconductor Equipment	3,413,381	3,413,381	–	–
Software	6,884,552	6,884,552	–	–
Telecommunications Services	2,665,056	2,665,056	–	–
Short-Term Investments	770,532	770,532	–	–

Total	$42,762,577	$42,762,577	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$2,884,020	$25,448,531	$28,332,551	–	$–	$77,752
Cash Management Trust- Short Term Investment	513,722	10,421,209	10,164,399	770,532	770,532	591
Total Value and Income Earned	3,397,742				770,532	78,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (95.1%)	Value
Biotechnology (22.5%)
15,900	Amgen, Inc.	$1,779,846
34,853	ARIAD Pharmaceuticals, Inc.[a]	641,295
36,802	Gilead Sciences, Inc.[a]	2,312,638
54,585	ImmunoGen, Inc.[a]	929,037
29,957	Incyte Corporation[a]	1,142,859
77,683	Ironwood Pharmaceuticals, Inc.[a]	920,544
12,802	Medivation, Inc.[a]	767,352
18,318	Portola Pharmaceuticals, Inc.[a]	490,006
7,467	Synageva BioPharma Corporation[a]	472,736
15,043	Vertex Pharmaceuticals, Inc.[a]	1,140,560

	Total	10,596,873

Health Care Equipment (15.4%)
53,095	Accuray, Inc.[a]	392,372
97,900	Boston Scientific Corporation[a]	1,149,346
22,197	Covidien plc	1,352,685
17,615	Dexcom, Inc.[a]	497,272
13,226	Edwards Lifesciences Corporation[a]	920,926
42,690	EOS Imaging SAa	325,728
7,965	HeartWare International, Inc.[a]	583,118
24,941	Hologic, Inc.[a]	515,032
72,906	NxStage Medical, Inc.[a]	959,443
27,280	Tornier NVa	527,322

	Total	7,223,244

Health Care Supplies (2.5%)
24,710	Align Technology, Inc.[a]	1,189,045

	Total	1,189,045

Pharmaceuticals (54.7%)
17,300	Allergan, Inc.	1,564,785
33,370	Aspen Pharmacare Holdings, Ltd.[a]	873,396
1,561,130	CFR Pharmaceuticals SA	418,497
64,681	Hikma Pharmaceuticals plc	1,088,301
66,162	Merck & Company, Inc.	3,149,973
29,915	Mylan, Inc.[a]	1,141,856
49,592	Novartis AG	3,814,526
10,875	Novo Nordisk AS ADR	1,840,267
65,200	Pfizer, Inc.	1,871,892
14,512	Roche Holding AG	3,916,403
30,900	Sanofi	3,129,457
6,744	Sawai Pharmaceutical Company, Ltd.	473,555
11,850	Shire Pharmaceuticals Group plc ADR	1,420,696
14,727	Towa Pharmaceutical Company, Ltd.	731,479
144,821	Vectura Group plc[a]	260,828

	Total	25,695,911

	Total Common Stock (cost $35,880,350)	44,705,073

Shares or Principal Amount	Short-Term Investments (4.8%)	Value
	Thrivent Cash Management Trust
2,225,168	0.070%	$2,225,168

	Total Short-Term Investments (at amortized cost)	2,225,168

	Total Investments (cost $38,105,518) 99.9%	$46,930,241

	Other Assets and Liabilities, Net 0.1%	63,366

	Total Net Assets 100.0%	$46,993,607

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,144,524
Gross unrealized depreciation	(319,801)

Net unrealized appreciation (depreciation)	$8,824,723

Cost for federal income tax purposes	$38,105,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	10,596,873	10,596,873	–	–
Health Care Equipment	7,223,244	6,897,516	325,728	–
Health Care Supplies	1,189,045	1,189,045	–	–
Pharmaceuticals	25,695,911	10,989,469	14,706,442	–
Short-Term Investments	2,225,168	2,225,168	–	–
Total	$46,930,241	$31,898,071	$15,032,170	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Short Term Investment	$1,046,040	$12,756,206	$11,577,078	2,225,168	$2,225,168	$1,149
Total Value and Income Earned	1,046,040				2,225,168	1,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Natural Resources Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (94.8%)	Value
Coal & Consumable Fuels (2.4%)
48,514	Alpha Natural Resources, Inc.[a]	$289,143
31,394	Peabody Energy Corporation	541,547

	Total	830,690

Consumer Discretionary (0.2%)
1,977	CST Brands, Inc.	58,915

	Total	58,915

Consumer Staples (9.9%)
29,903	Archer-Daniels-Midland Company	1,101,627
13,710	Bunge, Ltd.	1,040,726
18,695	Ingredion, Inc.	1,237,048

	Total	3,379,401

Financials (8.7%)
4,700	Camden Property Trust	288,768
14,300	DDR Corporation	224,653
9,500	Host Hotels & Resorts, Inc.	167,865
3,900	Macerich Company	220,116
10,400	Prologis, Inc.	391,248
6,900	RLJ Lodging Trust	162,081
10,000	SPDR Gold Trust[a]	1,281,700
7,300	Tanger Factory Outlet Centers, Inc.	238,345

	Total	2,974,776

Integrated Oil & Gas (11.7%)
13,729	Chevron Corporation	1,668,074
9,582	Occidental Petroleum Corporation	896,300
33,226	Petroleo Brasileiro SA ADR	514,671
16,400	Total SA ADR	949,888

	Total	4,028,933

Materials (4.9%)
14,000	Cliffs Natural Resources, Inc.[b]	287,000
12,800	Mosaic Company	550,656
6,840	Southern Copper Corporation	186,322
17,500	Teck Resources, Ltd.[b]	469,700
13,075	Walter Energy, Inc.[b]	183,442

	Total	1,677,120

Oil & Gas Equipment & Services (20.6%)
13,701	Dril-Quip, Inc.[a]	1,572,190
250	Frank's International NVa	7,482
23,000	National Oilwell Varco, Inc.	1,796,530
28,700	Schlumberger, Ltd.	2,535,932
75,900	Weatherford International, Ltd.[a]	1,163,547

	Total	7,075,681

Oil & Gas Exploration & Production (23.0%)
43,200	Cobalt International Energy, Inc.[a]	1,073,952
7,900	Concho Resources, Inc.[a]	859,599
7,300	EOG Resources, Inc.	1,235,744
14,300	EQT Corporation	1,268,696
29,500	Marathon Oil Corporation	1,028,960
18,000	Oasis Petroleum, Inc.[a]	884,340
13,000	SM Energy Company	1,003,470
15,100	Southwestern Energy Company[a]	549,338

	Total	7,904,099

Shares	Common Stock (94.8%)	Value
Oil & Gas Refining & Marketing (1.8%)
17,800	Valero Energy Corporation	$607,870

	Total	607,870

Real Estate Investment Trusts (11.6%)
6,235	Boston Properties, Inc.	666,521
11,486	Equity Residential	615,305
6,921	Health Care REIT, Inc.	431,732
19,200	Kimco Realty Corporation	387,456
2,444	Public Storage, Inc.	392,384
6,679	Simon Property Group, Inc.	990,028
5,810	Vornado Realty Trust	488,389

	Total	3,971,815

	Total Common Stock (cost $33,884,199)	32,509,300

Shares	Collateral Held for Securities Loaned (2.6%)	Value
881,478	Thrivent Cash Management Trust	881,478

	Total Collateral Held for Securities Loaned (cost $881,478)	881,478

Shares or Principal Amount	Short-Term Investments (5.2%)	Value
	Thrivent Cash Management Trust
1,786,798	0.070%	1,786,798

	Total Short-Term Investments (at amortized cost)	1,786,798

	Total Investments (cost $36,552,475) 102.6%	$35,177,576

	Other Assets and Liabilities, Net (2.6%)	(880,950)

	Total Net Assets 100.0%	$34,296,626

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,146,282
Gross unrealized depreciation	(6,521,181)

Net unrealized appreciation (depreciation)	$(1,374,899)

Cost for federal income tax purposes	$36,552,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Natural Resources Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	830,690	830,690	–	–
Consumer Discretionary	58,915	58,915	–	–
Consumer Staples	3,379,401	3,379,401	–	–
Financials	2,974,776	2,974,776	–	–
Integrated Oil & Gas	4,028,933	4,028,933	–	–
Materials	1,677,120	1,677,120	–	–
Oil & Gas Equipment & Services	7,075,681	7,075,681	–	–
Oil & Gas Exploration & Production	7,904,099	7,904,099	–	–
Oil & Gas Refining & Marketing	607,870	607,870	–	–
Real Estate Investment Trusts	3,971,815	3,971,815	–	–
Collateral Held for Securities Loaned	881,478	881,478	–	–
Short-Term Investments	1,786,798	1,786,798	–	–

Total	$35,177,576	$35,177,576	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$3,223,242	$11,579,857	$13,921,621	881,478	$881,478	$8,066
Cash Management Trust- Short Term Investment	592,217	4,491,208	3,296,627	1,786,798	1,786,798	748
Total Value and Income Earned	3,815,459				2,668,276	8,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Brazil (14.7%)
121,079	Banco Bradesco SA ADR	$1,680,577
20,521	Lojas Renner SA	591,843
26,084	Multiplan Empreendimentos Imobiliarios SA	624,590
97,500	Petroleo Brasileiro SA ADR[a]	1,631,174
8,900	Petroleo Brasileiro SA ADR	137,861
56,500	Souza Cruz SA	675,818
59,400	Ultrapar Participacoes SA	1,458,266
106,660	Vale SA ADR	1,664,963
21,805	Vale SA ADR	309,849

	Total	8,774,941

Chile (1.5%)
33,494	Banco Santander Chile SA ADR[a]	880,557

	Total	880,557

China (2.6%)
1,423,000	PetroChina Company, Ltd.	1,567,973

	Total	1,567,973

Hong Kong (11.7%)
339,000	AIA Group, Ltd.	1,595,188
211,500	China Mobile, Ltd.	2,379,830
173,000	Hang Lung Group, Ltd.	924,683
132,000	Hang Lung Properties, Ltd.	449,470
102,000	Swire Pacific, Ltd., Class A	1,223,543
100,000	Swire Pacific, Ltd., Class B	232,176
59,500	Swire Properties, Ltd.	167,070

	Total	6,971,960

Hungary (1.4%)
48,710	Richter Gedeon Nyrt	848,241

	Total	848,241

India (12.1%)
12,500	GlaxoSmithKline Pharmaceuticals, Ltd.	492,975
5,200	Grasim Industries, Ltd.	219,979
4,350	Grasim Industries, Ltd. GDR	183,843
21,000	Hero Motocorp, Ltd.	674,169
83,000	Hindustan Unilever, Ltd.	832,197
110,639	Housing Development Finance Corporation	1,351,539
30,000	ICICI Bank, Ltd.	427,199
5,000	ICICI Bank, Ltd. ADR	152,400
31,600	Infosys, Ltd.	1,518,691
3,900	Infosys, Ltd. ADR	187,629
114,000	ITC, Ltd.	620,026
15,947	Ultra Tech Cement, Ltd.	461,271
2,484	Ultra Tech Cement, Ltd. GDR	71,788

	Total	7,193,706

Indonesia (2.5%)
2,620,000	PT Astra International Tbk	1,459,766

	Total	1,459,766

Luxembourg (2.8%)
34,965	Tenaris SA ADR[a]	1,635,663

	Total	1,635,663

Malaysia (2.4%)
329,300	CIMB Group Holdings Berhad	758,806

Shares	Common Stock (98.4%)	Value
Malaysia (2.4%) - continued
120,000	Public Bank Berhad	$652,056

	Total	1,410,862

Mexico (7.3%)
16,400	Fomento Economico Mexicano SAB de CV ADR	1,592,276
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	740,248
258,577	Grupo Financiero Banorte SAB de CV ADR	1,611,180
120,300	Organizacion Soriana SAB de CVb	388,853

	Total	4,332,557

Philippines (3.0%)
14,000	Ayala Corporation	194,617
1,388,900	Ayala Land, Inc.	868,639
312,897	Bank of the Philippine Islands	693,774

	Total	1,757,030

Poland (2.2%)
22,523	Bank Pekao SA	1,287,511

	Total	1,287,511

Russia (4.0%)
28,400	Lukoil ADR	1,796,898
2,800	Magnit OJSC	560,000

	Total	2,356,898

South Africa (3.5%)
46,921	Massmart Holdings, Ltd.	785,261
142,193	Truworths International, Ltd.	1,274,887

	Total	2,060,148

South Korea (6.2%)
3,670	E-Mart Company, Ltd.	826,929
2,695	Samsung Electronics Company, Ltd.	2,196,717
1,570	Samsung Electronics Company, Ltd. GDR	638,826

	Total	3,662,472

Taiwan (4.7%)
215,400	Taiwan Mobile Company, Ltd.	764,006
602,499	Taiwan Semiconductor
	Manufacturing Company, Ltd.	2,051,592

	Total	2,815,598

Thailand (4.6%)
156,000	PTT Exploration & Production pcl	816,672
64,400	Siam Cement pcl	886,428
212,600	Siam Commercial Bank pcl	1,006,687

	Total	2,709,787

Turkey (4.8%)
310,833	Akbank TAS	1,145,521
33,036	BIM Birlesik Magazalar AS	680,205
260,790	Turkiye Garanti Bankasi AS	1,028,764

	Total	2,854,490

United Kingdom (5.9%)
22,386	BHP Billiton plc	661,146
25,139	SABMiller plc	1,284,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
United Kingdom (5.9%) - continued
64,950	Standard Chartered plc	$1,556,063

	Total	3,501,911

United States (0.5%)
4,000	Yum! Brands, Inc.	285,560

	Total	285,560

	Total Common Stock (cost $51,902,391)	58,367,631

Shares	Collateral Held for Securities Loaned (5.3%)	Value
3,149,572	Thrivent Cash Management Trust	3,149,572

	Total Collateral Held for Securities Loaned (cost $3,149,572)	3,149,572

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
	Thrivent Cash Management Trust
1,182,625	0.070%	1,182,625

	Total Short-Term Investments (at amortized cost)	1,182,625

	Total Investments (cost $56,234,588) 105.7%	$62,699,828

	Other Assets and Liabilities, Net (5.7%)	(3,360,915)

	Total Net Assets 100.0%	$59,338,913

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,820,700
Gross unrealized depreciation	(3,355,460)

Net unrealized appreciation (depreciation)	$6,465,240

Cost for federal income tax purposes	$56,234,588

a	All or a portion of the security is on loan.
b	Non-income producing security.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,502,007	285,560	5,216,447	–
Consumer Staples	7,030,485	1,592,276	5,438,209	–
Energy	9,044,507	3,404,698	5,639,809	–
Financials	18,432,301	2,713,534	15,718,767	–
Health Care	1,341,216	–	1,341,216	–
Industrials	4,643,866	812,036	3,831,830	–
Information Technology	6,593,455	187,629	6,405,826	–
Materials	2,635,958	1,974,812	661,146	–
Telecommunications Services	3,143,836	–	3,143,836	–
Collateral Held for Securities Loaned	3,149,572	3,149,572	–	–
Short-Term Investments	1,182,625	1,182,625	–	–

Total	$62,699,828	$15,302,742	$47,397,086	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$2,001,279	$24,293,929	$23,145,636	3,149,572	$3,149,572	$2,564
Cash Management Trust- Short Term Investment	1,497,572	8,810,893	9,125,840	1,182,625	1,182,625	1,220
Total Value and Income Earned	3,498,851				4,332,197	3,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.6%)	Value
Diversified Real Estate Activities (0.1%)
2,519	Brookfield Asset Management, Inc.	$94,211

	Total	94,211

Diversified REITS (7.3%)
6,792	American Assets Trust, Inc.	207,224
5,000	American Realty Capital Properties, Inc.	61,000
22,057	Colonial Properties Trust	496,062
31,950	Cousins Properties, Inc.	328,765
75,120	Duke Realty Corporation	1,159,853
20,176	First Potomac Realty Trust	253,612
3,150	Gladstone Commercial Corporation	56,574
26,705	Lexington Realty Trust	299,897
29,743	Liberty Property Trust	1,058,851
5,270	PS Business Parks, Inc.	393,247
9,120	Select Income REIT	235,296
26,560	Spirit Realty Captial, Inc.	243,821
41,350	Vornado Realty Trust	3,475,881
12,015	Washington Real Estate Investment Trust	303,619
3,050	Whitestone REIT	44,927
22,500	Winthrop Realty Trust	250,875
3,500	WP Carey, Inc.	226,450

	Total	9,095,954

Hotels, Resorts & Cruise Lines (0.7%)
2,500	Hyatt Hotels Corporation[a]	107,400
2,000	Las Vegas Sands Corporation	132,840
6,806	Starwood Hotels & Resorts Worldwide, Inc.	452,259
2,500	Wyndham Worldwide Corporation	152,425

	Total	844,924

Industrial REITS (5.8%)
72,816	DCT Industrial Trust, Inc.	523,547
8,624	EastGroup Properties, Inc.	510,627
34,246	First Industrial Realty Trust, Inc.	557,182
137,023	Prologis, Inc.	5,154,805
10,000	Rexford Industrial Realty, Inc.[a]	135,100
11,150	STAG Industrial, Inc.	224,338
8,623	Terreno Realty Corporation	153,145

	Total	7,258,744

Mortgage REITS (0.1%)
7,000	Starwood Property Trust, Inc.	167,790

	Total	167,790

Office REITS (13.8%)
18,712	Alexandria Real Estate Equities, Inc.	1,194,761
46,162	BioMed Realty Trust, Inc.	858,151
44,924	Boston Properties, Inc.	4,802,376
27,530	Brandywine Realty Trust	362,845
5,646	Coresite Realty Corporation	191,625
18,957	Corporate Office Properties Trust	437,907
4,250	CyrusOne, Inc.	80,665
29,268	Digital Realty Trust, Inc.	1,554,131
48,757	Douglas Emmett, Inc.	1,144,327
23,543	DuPont Fabros Technology, Inc.	606,703
13,500	Franklin Street Properties Corporation	171,990

Shares	Common Stock (98.6%)	Value
Office REITS (13.8%) - continued
20,412	Highwoods Properties, Inc.	$720,748
12,749	Hudson Pacific Properties, Inc.	247,968
22,963	Kilroy Realty Corporation	1,147,002
16,405	Mack-Cali Realty Corporation	359,926
12,750	Parkway Properties, Inc.	226,567
16,963	Piedmont Office Realty Trust, Inc.	294,478
31,777	SL Green Realty Corporation	2,823,069

	Total	17,225,239

Real Estate Operating Companies (0.5%)
5,957	Brookfield Office Properties, Inc.	113,600
29,043	Forest City Enterprises, Inc.[a]	550,074

	Total	663,674

Residential REITS (16.8%)
25,853	American Campus Communities, Inc.	882,880
53,584	Apartment Investment & Management Company	1,497,137
10,059	Associated Estates Realty Corporation	149,980
33,654	AvalonBay Communities, Inc.	4,277,087
17,457	BRE Properties, Inc.	886,117
32,851	Camden Property Trust	2,018,366
24,376	Campus Crest Communities, Inc.	263,261
34,964	Education Realty Trust, Inc.	318,172
17,578	Equity Lifestyle Properties, Inc.	600,640
82,190	Equity Residential	4,402,918
13,999	Essex Property Trust, Inc.	2,067,652
13,187	Home Properties, Inc.	761,549
5,034	Mid-America Apartment Communities, Inc.	314,625
20,835	Post Properties, Inc.	937,992
10,617	Sun Communities, Inc.	452,497
51,094	UDR, Inc.	1,210,928

	Total	21,041,801

Retail REITS (24.9%)
20,363	Acadia Realty Trust	502,559
9,936	AmREIT, Inc.	172,390
38,739	CBL & Associates Properties, Inc.	739,915
10,925	Cedar Realty Trust, Inc.	56,591
20,250	Cole Real Estate Investments, Inc.	248,265
127,606	DDR Corporation	2,004,690
16,517	Equity One, Inc.	361,062
8,632	Excel Trust, Inc.	103,584
15,195	Federal Realty Investment Trust	1,541,533
142,505	General Growth Properties, Inc.	2,748,921
55,924	Glimcher Realty Trust	545,259
25,832	Inland Real Estate Corporation	264,261
82,387	Kimco Realty Corporation	1,662,570
19,247	Kite Realty Group Trust	114,135
31,166	Macerich Company	1,759,009
18,286	National Retail Properties, Inc.	581,860
12,526	Pennsylvania Real Estate Investment Trust	234,236
28,348	Ramco-Gershenson Properties Trust	436,843
5,500	Realty Income Corporation	218,625
23,692	Regency Centers Corporation	1,145,508
9,222	Retail Opportunity Investments Corporation	127,448
16,500	Retail Properties of America, Inc.	226,875
2,138	Saul Centers, Inc.	98,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.6%)	Value
Retail REITS (24.9%) - continued
85,661	Simon Property Group, Inc.	$12,697,530
23,863	Tanger Factory Outlet Centers, Inc.	779,127
15,941	Taubman Centers, Inc.	1,072,989
6,500	Urstadt Biddle Properties, Inc.	129,220
23,142	Weingarten Realty Investors	678,755

	Total	31,252,642

Specialized REITS (28.6%)
21,600	American Tower Corporation	1,601,208
16,278	Ashford Hospitality Trust, Inc.	200,870
3,100	Aviv REIT, Inc.	70,680
23,277	Chatham Lodging Trust	415,727
13,933	Chesapeake Lodging Trust	327,983
9,444	Corrections Corporation of America REIT	326,290
53,072	CubeSmart	946,804
26,095	DiamondRock Hospitality Company	278,434
10,883	EPR Properties	530,437
35,920	Extra Space Storage, Inc.	1,643,340
20,843	FelCor Lodging Trust, Inc.[a]	128,393
87,044	HCP, Inc.	3,564,452
62,452	Health Care REIT, Inc.	3,895,756
31,262	Healthcare Realty Trust, Inc.	722,465
49,147	Hersha Hospitality Trust	274,732
11,549	Hospitality Properties Trust	326,837
195,140	Host Hotels & Resorts, Inc.	3,448,124
23,190	LaSalle Hotel Properties	661,379
8,522	LTC Properties, Inc.	323,665
28,964	Medical Properties Trust, Inc.	352,492
2,661	Omega Healthcare Investors, Inc.	79,484
19,508	Pebblebrook Hotel Trust	560,075
3,965	Plum Creek Timber Company, Inc.	185,681
33,483	Public Storage, Inc.	5,375,696
7,994	Rayonier, Inc. REIT	444,866
26,080	RLJ Lodging Trust	612,619
5,792	Sabra Healthcare REIT, Inc.	133,274
25,466	Senior Housing Property Trust	594,376
4,099	Sovran Self Storage, Inc.	310,212
79,774	Strategic Hotels & Resorts, Inc.[a]	692,438
42,457	Summit Hotel Properties, Inc.	390,180
75,074	Sunstone Hotel Investors, Inc.	956,443
76,120	Ventas, Inc.	4,681,380
28,800	Weyerhaeuser Company REIT	824,544

	Total	35,881,336

	Total Common Stock (cost $134,347,297)	123,526,315

Shares or Principal Amount	Short-Term Investments (1.2%)	Value
	Thrivent Cash Management Trust
1,438,773	0.070%	$1,438,773

	Total Short-Term Investments (at amortized cost)	1,438,773

	Total Investments (cost $135,786,070) 99.8%	$124,965,088

	Other Assets and Liabilities, Net 0.2%	313,044

	Total Net Assets 100.0%	$125,278,132

a	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,352,811
Gross unrealized depreciation	(24,173,793)

Net unrealized appreciation (depreciation)	$(10,820,982)

Cost for federal income tax purposes	$135,786,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	94,211	94,211	–	–
Diversified REITS	9,095,954	9,095,954	–	–
Hotels, Resorts & Cruise Lines	844,924	844,924	–	–
Industrial REITS	7,258,744	7,258,744	–	–
Mortgage REITS	167,790	167,790	–	–
Office REITS	17,225,239	17,225,239	–	–
Real Estate Operating Companies	663,674	663,674	–	–
Residential REITS	21,041,801	21,041,801	–	–
Retail REITS	31,252,642	31,252,642	–	–
Specialized REITS	35,881,336	35,881,336	–	–
Short-Term Investments	1,438,773	1,438,773	–	–

Total	$124,965,088	$124,965,088	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Short Term Investment	$746,798	$20,548,237	$19,856,262	1,438,773	$1,438,773	$694
Total Value and Income Earned	746,798				1,438,773	694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (18.1%)
37,970	American Axle & Manufacturing Holdings, Inc.[a]	$748,768
54,090	American Public Education, Inc.[a]	2,044,602
104,035	ANN, Inc.[a]	3,768,148
30,260	Arctic Cat, Inc.	1,726,333
14,880	Asbury Automotive Group, Inc.[a]	791,616
66,660	Brunswick Corporation	2,660,401
4,580	Buffalo Wild Wings, Inc.[a]	509,388
50,180	Chuy’s Holdings, Inc.[a]	1,800,960
19,300	Cracker Barrel Old Country Store, Inc.	1,992,532
4,240	Dorman Products, Inc.	210,092
21,330	E.W. Scripps Company[a]	391,406
91,040	Fifth & Pacific Companies, Inc.[a]	2,287,835
56,280	Five Below, Inc.[a,b]	2,462,250
31,500	Fox Factory Holding Corporation[a]	607,005
72,750	Francesca’s Holdings Corporation[a,b]	1,356,060
68,230	HomeAway, Inc.[a,b]	1,910,440
71,560	Imax Corporation[a,b]	2,163,974
10,730	ITT Educational Services, Inc.[a,b]	332,630
14,630	Krispy Kreme Doughnuts, Inc.[a]	282,944
8,570	Lithia Motors, Inc.	625,267
53,099	Meritage Homes Corporation[a]	2,280,602
6,290	Movado Group, Inc.	275,188
14,880	Multimedia Games Holding Company, Inc.[a]	514,104
15,630	Nexstar Broadcasting Group, Inc.	695,613
10,280	Oxford Industries, Inc.	698,834
124,180	Pier 1 Imports, Inc.	2,423,994
9,780	Red Robin Gourmet Burgers, Inc.[a]	695,358
128,560	SHFL Entertainment, Inc.[a]	2,956,880
60,700	Shutterfly, Inc.[a]	3,391,916
65,790	Sotheby’s Holdings, Inc.[b]	3,232,263
65,180	Tenneco, Inc.[a]	3,291,590
102,370	Texas Roadhouse, Inc.	2,690,284
40,930	Vail Resorts, Inc.	2,839,723
64,600	Vitamin Shoppe, Inc.[a]	2,826,250
45,040	Zumiez, Inc.[a]	1,240,176

	Total	58,725,426

Consumer Staples (5.9%)
103,470	B&G Foods, Inc.	3,574,888
4,850	Boston Beer Company, Inc.[a,b]	1,184,418
23,540	Hain Celestial Group, Inc.[a]	1,815,405
66,280	Prestige Brands Holdings, Inc.[a]	1,996,354
679,560	Rite Aid Corporation[a]	3,234,706
52,230	Susser Holdings Corporation[a]	2,776,025
2,900	TreeHouse Foods, Inc.[a]	193,807
64,610	United Natural Foods, Inc.[a]	4,343,084

	Total	19,118,687

Energy (4.2%)
15,180	Bonanza Creek Energy, Inc.[a]	732,587
24,030	Diamondback Energy, Inc.[a]	1,024,639
19,230	Dril-Quip, Inc.[a]	2,206,643
15,990	EPL Oil & Gas, Inc.[a]	593,389
37,000	Goodrich Petroleum Corporation[a]	898,730
247,700	Kodiak Oil & Gas Corporation[a]	2,987,262
5,160	PDC Energy, Inc.[a]	307,226
65,260	Rex Energy Corporation[a]	1,455,298
64,250	Rosetta Resources, Inc.[a]	3,499,055

	Total	13,704,829

Shares	Common Stock (97.6%)	Value
Financials (6.4%)
56,536	Bank of the Ozarks, Inc.	$2,713,163
21,050	Campus Crest Communities, Inc.	227,340
69,120	Corporate Office Properties Trust	1,596,672
194,175	Education Realty Trust, Inc.	1,766,992
35,770	eHealth, Inc.[a]	1,153,940
20,090	Hanmi Financial Corporation	332,891
305,230	Hersha Hospitality Trust	1,706,236
31,160	Home Loan Servicing Solutions, Ltd.	685,832
26,250	Independent Bank Corporation[a]	262,500
21,720	Infinity Property & Casualty Corporation	1,403,112
29,710	OFG Bancorp	481,005
55,860	Portfolio Recovery Associates, Inc.[a]	3,348,248
15,510	Stewart Information Services Corporation	496,165
7,710	Sun Communities, Inc.	328,600
646,160	Synovus Financial Corporation	2,132,328
30,760	Umpqua Holdings Corporation[b]	498,927
141,390	WisdomTree Investments, Inc.[a]	1,641,538

	Total	20,775,489

Health Care (16.8%)
71,670	Acadia Healthcare Company, Inc.[a]	2,825,948
165,262	ACADIA Pharmaceuticals, Inc.[a,b]	4,539,747
32,840	Aegerion Pharmaceuticals, Inc.[a]	2,814,716
7,060	Agios Pharmaceuticals, Inc.[a,b]	197,398
83,830	Air Methods Corporation[b]	3,571,158
151,214	Akorn, Inc.[a]	2,975,891
69,530	Align Technology, Inc.[a]	3,345,784
6,480	Analogic Corporation	535,507
22,520	ArthroCare Corporation[a]	801,262
38,100	BioScrip, Inc.[a]	334,518
52,190	Biotelemetry, Inc.[a]	517,203
89,940	Bruker Corporation[a]	1,857,261
57,410	Cepheid, Inc.[a,b]	2,241,286
42,860	Cubist Pharmaceuticals, Inc.[a]	2,723,753
45,640	Cyberonics, Inc.[a]	2,315,773
13,930	Enanta Pharmaceuticals, Inc.[a]	319,276
9,160	Endologix, Inc.[a]	147,751
4,700	Furiex Pharmaceuticals, Inc.[a]	206,753
13,120	Molina Healthcare, Inc.[a]	467,072
139,600	Neurocrine Biosciences, Inc.[a]	1,580,272
151,560	NPS Pharmaceuticals, Inc.[a,b]	4,821,124
7,730	PAREXEL International Corporation[a]	388,278
24,920	Questcor Pharmaceuticals, Inc.[b]	1,445,360
18,240	Receptos, Inc.[a]	473,693
32,760	Santarus, Inc.[a]	739,393
40,440	Sarepta Therapeutics, Inc.[a,b]	1,909,981
56,490	Team Health Holdings, Inc.[a]	2,143,231
31,833	Teleflex, Inc.	2,619,219
72,700	Viropharma, Inc.[a]	2,857,110
67,500	West Pharmaceutical Services, Inc.	2,777,625

	Total	54,493,343

Industrials (15.7%)
99,560	CAI International, Inc.[a]	2,316,761
22,610	Chart Industries, Inc.[a,b]	2,781,934
36,680	Clean Harbors, Inc.[a]	2,151,649
8,450	Copa Holdings SA	1,171,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.6%)	Value
Industrials (15.7%) - continued
21,300	Energy Recovery, Inc.[a]	$154,425
9,910	EnPro Industries, Inc.[a]	596,681
68,170	Generac Holdings, Inc.	2,906,769
9,550	Genesee & Wyoming, Inc.[a]	887,863
45,120	Heico Corporation	3,056,429
79,020	Hexcel Corporation[a]	3,065,976
33,630	Huron Consulting Group, Inc.[a]	1,769,274
3,150	Hyster-Yale Materials Handling, Inc.	282,461
83,210	MasTec, Inc.[a]	2,521,263
9,990	Middleby Corporation[a]	2,087,011
47,130	Old Dominion Freight Line, Inc.[a]	2,167,509
105,540	On Assignment, Inc.[a]	3,482,820
30,070	PGT, Inc.[a]	297,994
15,450	Primoris Services Corporation	393,512
38,550	Proto Labs, Inc.[a,b]	2,944,834
16,410	Roadrunner Transportation Systems, Inc.[a]	463,418
77,690	Saia, Inc.[a]	2,422,374
97,770	Thermon Group Holdings, Inc.[a]	2,259,465
6,000	Trex Company, Inc.[a]	297,180
114,050	US Airways Group, Inc.[a,b]	2,162,388
85,220	USG Corporation[a,b]	2,435,588
9,070	WageWorks, Inc.[a]	457,582
39,000	Watts Water Technologies, Inc.	2,198,430
73,256	Woodward, Inc.	2,991,042

	Total	50,724,393

Information Technology (24.9%)
16,020	Ambarella, Inc.[a,b]	312,710
8,200	ANSYS, Inc.[a]	709,464
96,110	Aspen Technology, Inc.[a]	3,320,601
37,900	Belden, Inc.	2,427,495
1,370	Benefitfocus, Inc.[a]	67,349
79,200	Bottomline Technologies, Inc.[a]	2,208,096
12,170	CalAmp Corporation[a]	214,557
36,760	Callidus Software, Inc.[a]	337,089
20,560	Canadian Solar, Inc.[a,b]	349,314
98,830	Cardtronics, Inc.[a]	3,666,593
76,750	Cavium, Inc.[a]	3,162,100
132,130	Ciena Corporation[a,b]	3,300,607
60,900	Cognex Corporation	1,909,824
8,850	Coherent, Inc.	543,832
31,950	CommVault Systems, Inc.[a]	2,806,169
51,545	Cornerstone OnDemand, Inc.[a]	2,651,475
15,820	Diodes, Inc.[a]	387,590
36,820	Electronics for Imaging, Inc.[a]	1,166,458
80,540	Ellie Mae, Inc.[a]	2,578,085
149,020	Fairchild Semiconductor International, Inc.[a]	2,069,888
67,510	Guidewire Software, Inc.[a]	3,180,396
12,590	Heartland Payment Systems, Inc.[b]	500,075
8,460	Immersion Corporation[a]	111,587
12,800	Imperva, Inc.[a]	537,856
60,800	Infoblox, Inc.[a]	2,542,656
6,690	Interactive Intelligence Group[a]	424,748
89,754	Ixia[a]	1,406,445
10,090	Manhattan Associates, Inc.[a]	963,091
50,650	MAXIMUS, Inc.	2,281,276
15,610	Methode Electronics, Inc.	437,080
113,400	Monolithic Power Systems, Inc.	3,433,752
16,450	Monotype Imaging Holdings, Inc.	471,457
14,890	NETGEAR, Inc.[a]	459,505
45,760	OSI Systems, Inc.[a]	3,407,747

Shares	Common Stock (97.6%)	Value
Information Technology (24.9%) - continued
7,150	QIWI plc	$223,509
99,000	QLIK Technologies, Inc.[a]	3,389,760
328,901	RF Micro Devices, Inc.[a]	1,855,002
80,440	Semtech Corporation[a]	2,412,396
4,760	SPS Commerce, Inc.[a]	318,539
21,180	SunPower Corporation[a,b]	554,069
40,880	Synaptics, Inc.[a,b]	1,810,166
96,830	Synchronoss Technologies, Inc.[a]	3,685,350
129,080	Take-Two Interactive Software, Inc.[a]	2,344,093
5,510	Trulia, Inc.[a,b]	259,135
16,980	Tyler Technologies, Inc.[a]	1,485,241
19,690	Ultimate Software Group, Inc.[a]	2,902,306
13,690	Web.com Group, Inc.[a]	442,735
28,720	WEX, Inc.[a]	2,520,180
35,410	Yelp, Inc.[a]	2,343,434

	Total	80,892,882

Materials (4.9%)
240,190	Boise, Inc.	3,026,394
115,700	Chemtura Corporation[a]	2,659,943
118,360	Commercial Metals Company	2,006,202
27,780	Kaiser Aluminum Corporation	1,979,325
22,630	KapStone Paper and Packaging Corporation	968,564
142,910	Louisiana-Pacific Corporation[a]	2,513,787
87,340	PolyOne Corporation	2,682,211
3,050	Rentech Nitrogen Partners, LP	74,786

	Total	15,911,212

Utilities (0.7%)
8,382	Artesian Resources Corporation	186,500
36,120	SemGroup Corporation	2,059,562

	Total	2,246,062

	Total Common Stock (cost $234,303,483)	316,592,323

Shares	Collateral Held for Securities Loaned (9.4%)	Value
30,440,160	Thrivent Cash Management Trust	30,440,160

	Total Collateral Held for Securities Loaned (cost $30,440,160)	30,440,160

Shares or Principal Amount	Short-Term Investments (3.1%)	Value
	Thrivent Cash Management Trust
9,992,740	0.070%	9,992,740

	Total Short-Term Investments (at amortized cost)	9,992,740

	Total Investments (cost $274,736,383) 110.1%	$357,025,223

	Other Assets and Liabilities, Net (10.1%)	(32,620,202)

	Total Net Assets 100.0%	$324,405,021

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$85,004,725
Gross unrealized depreciation	(2,715,885)

Net unrealized appreciation (depreciation)	$82,288,840

Cost for federal income tax purposes	$274,736,383

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	58,725,426	58,725,426	–	–
Consumer Staples	19,118,687	19,118,687	–	–
Energy	13,704,829	13,704,829	–	–
Financials	20,775,489	20,775,489	–	–
Health Care	54,493,343	54,493,343	–	–
Industrials	50,724,393	50,724,393	–	–
Information Technology	80,892,882	80,892,882	–	–
Materials	15,911,212	15,911,212	–	–
Utilities	2,246,062	2,246,062	–	–
Collateral Held for Securities Loaned	30,440,160	30,440,160	–	–
Short-Term Investments	9,992,740	9,992,740	–	–

Total	$357,025,223	$357,025,223	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$25,442,945	$127,549,837	$122,552,622	30,440,160	$30,440,160	$201,295
Cash Management Trust- Short Term Investment	3,658,848	86,565,503	80,231,611	9,992,740	9,992,740	4,488
Total Value and Income Earned	29,101,793				40,432,900	205,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (15.3%)
213,000	Aaron’s, Inc.	$5,900,100
30,100	Ascent Capital Group, Inc.[a]	2,426,662
58,000	CSS Industries, Inc.	1,392,580
95,000	Dorman Products, Inc.	4,707,250
104,000	Drew Industries, Inc.	4,736,160
65,600	Ethan Allen Interiors, Inc.[b]	1,828,272
140,000	Fifth & Pacific Companies, Inc.[a]	3,518,200
75,000	Fred’s, Inc.	1,173,750
100,000	Haverty Furniture Companies, Inc.	2,453,000
44,000	Hooker Furniture Corporation	657,800
68,000	M/I Homes, Inc.[a]	1,402,160
103,000	MarineMax, Inc.[a]	1,256,600
61,500	Matthews International Corporation	2,341,920
79,000	Men’s Wearhouse, Inc.	2,689,950
106,600	Meritage Homes Corporation[a]	4,578,470
180,400	Modine Manufacturing Company[a]	2,639,252
194,700	Orient-Express Hotels, Ltd.[a]	2,527,206
16,700	Red Robin Gourmet Burgers, Inc.[a]	1,187,370
160,000	Shiloh Industries, Inc.	2,096,000
43,600	Stanley Furniture Company, Inc.[a]	161,756
172,000	Stein Mart, Inc.	2,359,840
28,800	Steven Madden, Ltd.[a]	1,550,304

	Total	53,584,602

Consumer Staples (0.6%)
265,000	Alliance One International, Inc.[a]	771,150
39,100	Nash Finch Company	1,032,631
14,900	Spartan Stores, Inc.	328,694

	Total	2,132,475

Energy (3.7%)
54,500	C&J Energy Services, Inc.[a,b]	1,094,360
8,300	CARBO Ceramics, Inc.[b]	822,613
102,000	Cloud Peak Energy, Inc.[a]	1,496,340
22,800	Contango Oil & Gas Company	837,900
95,000	Gulf Island Fabrication, Inc.	2,328,450
208,300	Hercules Offshore, Inc.[a]	1,535,171
42,500	PDC Energy, Inc.[a]	2,530,450
260,000	Teekay Tankers, Ltd.[b]	681,200
135,000	Tetra Technologies, Inc.[a]	1,691,550

	Total	13,018,034

Financials (23.6%)
204,000	Ares Capital Corporation	3,527,160
35,000	Assured Guaranty, Ltd.	656,250
161,800	CBL & Associates Properties, Inc.	3,090,380
176,300	Cedar Realty Trust, Inc.	913,234
412,000	CoBiz Financial, Inc.	3,979,920
75,000	Columbia Banking System, Inc.	1,852,500
56,618	Compass Diversified Holdings	1,008,933
143,500	Cousins Properties, Inc.	1,476,615
172,519	East West Bancorp, Inc.	5,511,982
53,900	Employers Holdings, Inc.	1,602,986
132,000	First Potomac Realty Trust	1,659,240
97,000	Glacier Bancorp, Inc.	2,396,870
98,000	Golub Capital BDC, Inc.	1,699,320
65,300	Hatteras Financial Corporation	1,221,763
199,000	Hercules Technology Growth Capital, Inc.	3,034,750
179,800	Home Bancshares, Inc.	5,460,526

Shares	Common Stock (97.4%)	Value
Financials (23.6%) - continued
29,000	iShares Russell 2000 Value Index Fund	$2,657,560
67,000	JMP Group, Inc.	414,730
54,200	Kilroy Realty Corporation	2,707,290
371,000	Kite Realty Group Trust	2,200,030
91,000	LaSalle Hotel Properties	2,595,320
4,460	Markel Corporation[a]	2,309,254
199,200	Meadowbrook Insurance Group, Inc.	1,294,800
83,000	National Interstate Corporation	2,308,230
19,900	Piper Jaffray Companies[a]	682,371
18,000	Potlatch Corporation	714,240
140,000	ProAssurance Corporation	6,308,400
11,400	PS Business Parks, Inc.	850,668
110,000	Radian Group, Inc.	1,532,300
213,200	Redwood Trust, Inc.	4,197,908
141,000	Safeguard Scientifics, Inc.[a]	2,212,290
122,000	Sandy Spring Bancorp, Inc.	2,837,720
56,500	SVB Financial Group[a]	4,879,905
68,000	Wintrust Financial Corporation	2,792,760

	Total	82,588,205

Health Care (4.0%)
14,600	Analogic Corporation	1,206,544
7,400	Atrion Corporation	1,914,972
39,100	National Healthcare Corporation	1,848,257
96,000	Triple-S Management Corporation[a]	1,765,440
106,500	Vanguard Health Systems, Inc.[a]	2,237,565
126,000	West Pharmaceutical Services, Inc.	5,184,900

	Total	14,157,678

Industrials (25.4%)
126,000	A.O. Smith Corporation	5,695,200
101,000	Aegion Corporation[a]	2,396,730
90,500	Alaska Air Group, Inc.	5,667,110
41,000	Applied Industrial Technologies, Inc.	2,111,500
42,700	Astec Industries, Inc.	1,535,492
145,500	Beacon Roofing Supply, Inc.[a]	5,364,585
42,100	Circor International, Inc.	2,617,778
95,000	Comfort Systems USA, Inc.[b]	1,596,950
90,000	Dolan Company[a]	203,400
56,200	Franklin Electric Company, Inc.	2,214,280
24,500	FTI Consulting, Inc.[a]	926,100
66,000	G & K Services, Inc.	3,985,740
65,500	Genesee & Wyoming, Inc.[a]	6,089,535
118,000	Gibraltar Industries, Inc.[a]	1,682,680
111,000	Greenbrier Companies, Inc.[a]	2,745,030
45,000	Hub Group, Inc.[a]	1,765,350
49,300	IDEX Corporation	3,216,825
52,000	Kaman Corporation	1,968,720
151,000	Kforce, Inc.	2,671,190
78,600	Kirby Corporation[a]	6,802,830
142,000	Kratos Defense & Security Solutions, Inc.[a]	1,175,760
26,400	Landstar System, Inc.	1,477,872
121,800	McGrath Rentcorp	4,348,260
43,000	Mine Safety Appliances Company	2,219,230
129,400	Navigant Consulting, Inc.[a]	2,000,524
43,400	Nordson Corporation	3,195,542
87,500	Pike Electric Corporation	990,500
15,000	RBC Bearings, Inc.[a]	988,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.4%)	Value
Industrials (25.4%) - continued
47,000	Sun Hydraulics Corporation[b]	$1,703,750
31,600	Universal Forest Products, Inc.	1,330,360
86,000	Universal Truckload Services, Inc.	2,292,760
94,000	Vitran Corporation, Inc.[a]	464,360
56,500	Waste Connections, Inc.	2,565,665
70,000	Woodward, Inc.	2,858,100

	Total	88,868,058

Information Technology (11.0%)
78,000	Accelrys, Inc.[a]	769,080
83,000	Advanced Energy Industries, Inc.[a]	1,454,160
50,000	ATMI, Inc.[a]	1,326,000
60,000	Belden, Inc.	3,843,000
111,800	Brooks Automation, Inc.	1,040,858
67,900	Cabot Microelectronics Corporation[a]	2,615,508
59,200	Cognex Corporation	1,856,512
69,500	Cohu, Inc.	758,245
134,200	Electro Rent Corporation	2,434,388
121,700	Electro Scientific Industries, Inc.	1,425,107
175,000	Intevac, Inc.[a]	1,025,500
18,300	Littelfuse, Inc.	1,431,426
95,000	Methode Electronics, Inc.	2,660,000
69,600	Monotype Imaging Holdings, Inc.	1,994,736
42,000	Newport Corporation[a]	656,460
113,000	Progress Software Corporation[a]	2,924,440
224,000	ShoreTel, Inc.[a]	1,352,960
330,000	Sonus Networks, Inc.[a]	1,115,400
69,000	Synnex Corporation[a]	4,240,050
81,000	Teradyne, Inc.[a]	1,338,120
71,000	Xyratex, Ltd.	790,230
84,000	Zygo Corporation[a]	1,342,320

	Total	38,394,500

Materials (8.7%)
42,500	AMCOL International Corporation	1,388,900
74,000	AptarGroup, Inc.	4,449,620
28,000	Carpenter Technology Corporation	1,627,080
83,500	Clearwater Paper Corporation[a]	3,988,795
60,100	Franco-Nevada Corporation	2,726,540
25,500	Haynes International, Inc.	1,155,915
105,800	Innospec, Inc.	4,936,628
52,000	Minerals Technologies, Inc.	2,567,240
127,500	Myers Industries, Inc.	2,564,025
37,000	Schnitzer Steel Industries, Inc.	1,018,980
19,400	Texas Industries, Inc.[a,b]	1,286,414
220,000	Wausau Paper Corporation	2,857,800

	Total	30,567,937

Telecommunications Services (0.3%)
103,000	Premiere Global Services, Inc.[a]	1,025,880

	Total	1,025,880

Utilities (4.8%)
33,100	Black Hills Corporation	1,650,366
106,000	Cleco Corporation	4,753,040
72,000	El Paso Electric Company	2,404,800
58,500	NorthWestern Corporation	2,627,820
61,800	PNM Resources, Inc.	1,398,534
69,700	Southwest Gas Corporation	3,485,000

Shares	Common Stock (97.4%)	Value
Utilities (4.8%) - continued
8,600	UNS Energy Corporation	$400,932

	Total	16,720,492

	Total Common Stock (cost $213,265,477)	341,057,861

Shares	Preferred Stock (0.2%)	Value
Health Care (0.2%)
46,367	National Healthcare Corporation, Convertible[c]	663,048

	Total	663,048

	Total Preferred Stock (cost $627,545)	663,048

Shares	Collateral Held for Securities Loaned (1.5%)	Value
5,366,313	Thrivent Cash Management Trust	5,366,313

	Total Collateral Held for Securities Loaned (cost $5,366,313)	5,366,313

Shares or Principal Amount	Short-Term Investments (2.4%)	Value
	Thrivent Cash Management Trust
8,358,175	0.070%	8,358,175

	Total Short-Term Investments (at amortized cost)	8,358,175

	Total Investments (cost $227,617,510) 101.5%	$355,445,397

	Other Assets and Liabilities, Net (1.5%)	(5,301,476)

	Total Net Assets 100.0%	$350,143,921

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$137,589,533
Gross unrealized depreciation	(9,761,646)

Net unrealized appreciation (depreciation)	$127,827,887

Cost for federal income tax purposes	$227,617,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	53,584,602	53,584,602	–	–
Consumer Staples	2,132,475	2,132,475	–	–
Energy	13,018,034	13,018,034	–	–
Financials	82,588,205	82,588,205	–	–
Health Care	14,157,678	14,157,678	–	–
Industrials	88,868,058	88,868,058	–	–
Information Technology	38,394,500	38,394,500	–	–
Materials	30,567,937	27,841,397	2,726,540	–
Telecommunications Services	1,025,880	1,025,880	–	–
Utilities	16,720,492	16,720,492	–	–
Preferred Stock
Health Care	663,048	663,048	–	–
Collateral Held for Securities Loaned	5,366,313	5,366,313	–	–
Short-Term Investments	8,358,175	8,358,175	–	–

Total	$355,445,397	$352,718,857	$2,726,540	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$6,309,263	$61,580,177	$62,523,127	5,366,313	$5,366,313	$62,643
Cash Management Trust- Short Term Investment	8,475,149	11,959,023	12,075,997	8,358,175	8,358,175	4,910
Total Value and Income Earned	14,784,412				13,724,488	67,553

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (90.1%)	Value
Consumer Discretionary (13.9%)
85,500	Cheesecake Factory, Inc.	$3,757,725
92,901	Foot Locker, Inc.	3,153,060
67,810	GNC Holdings, Inc.	3,704,460
186,933	Ignite Restaurant Group, Inc.[a]	2,901,200
191,954	MDC Partners, Inc.	5,370,873
152,900	Meredith Corporation[b]	7,281,098
159,160	Nexstar Broadcasting Group, Inc.	7,083,416
83,570	Papa John’s International, Inc.	5,839,872
153,242	Pier 1 Imports, Inc.	2,991,284
161,512	Tuesday Morning Corporation[a]	2,466,288

	Total	44,549,276

Consumer Staples (3.3%)
75,564	Annie’s, Inc.[a,b]	3,710,193
43,337	Ingredion, Inc.	2,867,609
193,590	WhiteWave Foods Company[a,b]	3,865,992

	Total	10,443,794

Energy (5.0%)
75,350	Oasis Petroleum, Inc.[a]	3,701,945
265,690	Rex Energy Corporation[a]	5,924,887
118,760	Rosetta Resources, Inc.[a]	6,467,670

	Total	16,094,502

Financials (19.1%)
45,996	Affiliated Managers Group, Inc.[a]	8,400,709
17,050	Allied World Assurance Company Holdings AG	1,694,600
70,700	American Assets Trust, Inc.	2,157,057
43,670	Aspen Insurance Holdings, Ltd.	1,584,784
165,350	CNO Financial Group, Inc.	2,381,040
357,400	DCT Industrial Trust, Inc.	2,569,706
35,300	Extra Space Storage, Inc.	1,614,975
188,310	Hanmi Financial Corporation	3,120,297
93,800	HCC Insurance Holdings, Inc.	4,110,316
34,100	iShares Russell 2000 Index Fund	3,635,742
94,000	Parkway Properties, Inc.	1,670,380
81,800	Pebblebrook Hotel Trust	2,348,478
144,632	Popular, Inc.[a]	3,793,697
26,610	SPDR S&P Biotech ETF	3,436,948
94,100	SVB Financial Group[a]	8,127,417
20,550	Taubman Centers, Inc.	1,383,221
145,150	Terreno Realty Corporation	2,577,864
69,260	Texas Capital Bancshares, Inc.[a]	3,183,882
133,193	Zions Bancorporation	3,652,152

	Total	61,443,265

Health Care (7.3%)
199,900	Akorn, Inc.[a]	3,934,032
138,200	Align Technology, Inc.[a]	6,650,184
255,600	BioScrip, Inc.[a]	2,244,168
205,782	ExamWorks Group, Inc.[a,b]	5,348,274
95,900	Neurocrine Biosciences, Inc.[a]	1,085,588
172,360	NuVasive, Inc.[a]	4,221,097

	Total	23,483,343

Industrials (18.8%)
85,230	Actuant Corporation	3,310,333
90,300	Acuity Brands, Inc.	8,309,406
77,980	Apogee Enterprises, Inc.	2,314,446
67,083	CLARCOR, Inc.	3,725,119
172,800	DigitalGlobe, Inc.[a]	5,463,936
233,904	EMCOR Group, Inc.	9,152,664
156,900	GATX Corporation	7,455,888

Shares	Common Stock (90.1%)	Value
Industrials (18.8%) - continued
125,700	HNI Corporation	$4,547,826
110,900	Landstar System, Inc.	6,208,182
63,500	Manpower, Inc.	4,618,990
60,160	Tennant Company	3,729,920
39,500	Woodward, Inc.	1,612,785

	Total	60,449,495

Information Technology (12.8%)
390,500	Atmel Corporation[a]	2,905,320
139,092	E2open, Inc.[a,b]	3,115,661
73,900	Guidewire Software, Inc.[a]	3,481,429
145,040	Informatica Corporation[a]	5,652,209
5,637	Itron, Inc.[a]	241,433
157,457	Plantronics, Inc.	7,250,895
403,720	Teradyne, Inc.[a]	6,669,454
65,900	Ubiquiti Networks, Inc.	2,213,581
131,840	Virtusa Corporation[a]	3,831,270
447,400	Vishay Intertechnology, Inc.[a]	5,766,986

	Total	41,128,238

Materials (5.6%)
43,700	Eagle Materials, Inc.	3,170,435
147,260	H.B. Fuller Company	6,654,679
150,920	Materials Select Sector SPDR Fund	6,338,640
27,600	Schweitzer-Mauduit International, Inc.	1,670,628

	Total	17,834,382

Utilities (4.3%)
100,040	NorthWestern Corporation	4,493,797
191,150	PNM Resources, Inc.	4,325,724
98,487	Southwest Gas Corporation	4,924,350

	Total	13,743,871

	Total Common Stock (cost $234,146,469)	289,170,166

Shares	Collateral Held for Securities Loaned (6.4%)	Value
20,496,880	Thrivent Cash Management Trust	20,496,880

	Total Collateral Held for Securities Loaned (cost $20,496,880)	20,496,880

Shares or Principal Amount	Short-Term Investments (11.0%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[c,d]	99,986
	Federal National Mortgage Association Discount Notes
1,300,000	0.100%, 12/4/2013[c,d]	1,299,769
	Thrivent Cash Management Trust
33,853,213	0.070%	33,853,213

	Total Short-Term Investments (cost $35,252,969)	35,252,968

	Total Investments (cost $289,896,318) 107.5%	$344,920,014

	Other Assets and Liabilities, Net (7.5%)	(23,980,685)

	Total Net Assets 100.0%	$320,939,329

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2013, $1,399,755 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$57,805,281
Gross unrealized depreciation	(2,781,585)

Net unrealized appreciation (depreciation)	$55,023,696

Cost for federal income tax purposes	$289,896,318

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	44,549,276	44,549,276	–	–
Consumer Staples	10,443,794	10,443,794	–	–
Energy	16,094,502	16,094,502	–	–
Financials	61,443,265	61,443,265	–	–
Health Care	23,483,343	23,483,343	–	–
Industrials	60,449,495	60,449,495	–	–
Information Technology	41,128,238	41,128,238	–	–
Materials	17,834,382	17,834,382	–	–
Utilities	13,743,871	13,743,871	–	–
Collateral Held for Securities Loaned	20,496,880	20,496,880	–	–
Short-Term Investments	35,252,968	33,853,213	1,399,755	–

Total	$344,920,014	$343,520,259	$1,399,755	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	698,531	698,531	–	–

Total Asset Derivatives	$698,531	$698,531	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	278	December 2013	$29,086,389	$29,784,920	$698,531
Total Futures Contracts					$698,531

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$14,564,224	$97,108,216	$91,175,560	20,496,880	$20,496,880	$90,847
Cash Management Trust- Short Term Investment	37,664,178	64,714,767	68,525,732	33,853,213	33,853,213	22,420
Total Value and Income Earned	52,228,402				54,350,093	113,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (15.7%)
6,500	American Public Education, Inc.[a]	$245,700
4,900	Arctic Cat, Inc.	279,545
14,200	Barnes & Noble, Inc.[a]	183,748
6,400	Big 5 Sporting Goods Corporation	102,912
515	Biglari Holdings, Inc.[a]	212,525
9,100	BJ’s Restaurants, Inc.[a]	261,352
4,600	Blue Nile, Inc.[a,b]	188,278
3,100	Blyth, Inc.[b]	42,873
27,500	Boyd Gaming Corporation[a,b]	389,125
14,925	Brown Shoe Company, Inc.	350,290
33,000	Brunswick Corporation	1,317,030
10,150	Buckle, Inc.[b]	548,608
6,800	Buffalo Wild Wings, Inc.[a,b]	756,296
25,900	Callaway Golf Company[b]	184,408
4,100	Capella Education Company[a]	231,896
20,900	Career Education Corporation[a]	57,684
9,800	Cato Corporation	274,204
6,025	CEC Entertainment, Inc.	276,306
8,100	Children’s Place Retail Stores, Inc.[a]	468,666
13,325	Christopher & Banks Corporation[a]	96,073
10,300	Coinstar, Inc.[a,b]	514,897
28,900	Corinthian Colleges, Inc.[a,b]	63,291
8,700	Cracker Barrel Old Country Store, Inc.	898,188
32,200	Crocs, Inc.[a]	438,242
7,800	Digital Generation, Inc.[a,b]	100,854
5,900	DineEquity, Inc.	407,100
11,000	Dorman Products, Inc.	545,050
7,900	Drew Industries, Inc.	359,766
11,233	E.W. Scripps Company[a]	206,126
9,550	Ethan Allen Interiors, Inc.[b]	266,158
44,500	Fifth & Pacific Companies, Inc.[a]	1,118,285
17,893	Finish Line, Inc.	444,999
16,100	Francesca’s Holdings Corporation[a,b]	300,104
12,450	Fred’s, Inc.	194,842
8,800	Genesco, Inc.[a]	577,104
7,700	Group 1 Automotive, Inc.	598,136
15,900	Harte-Hanks, Inc.	140,397
7,200	Haverty Furniture Companies, Inc.	176,616
11,000	Helen of Troy, Ltd.[a]	486,200
9,450	Hibbett Sports, Inc.[a,b]	530,617
22,900	Hillenbrand, Inc.	626,773
19,700	Iconix Brand Group, Inc.[a,b]	654,434
14,300	Interval Leisure Group, Inc.	337,909
10,400	iRobot Corporation[a]	391,768
6,600	ITT Educational Services, Inc.[a,b]	204,600
15,800	Jack in the Box, Inc.[a]	632,000
6,253	JAKKS Pacific, Inc.[b]	28,076
10,262	Joseph A. Bank Clothiers, Inc.[a]	451,118
5,500	Kirkland’s, Inc.[a]	101,420
19,100	La-Z-Boy, Inc.	433,761
7,800	Lincoln Educational Services	35,958
8,100	Lithia Motors, Inc.	590,976
51,218	Live Nation Entertainment, Inc.[a]	950,094
10,000	Lumber Liquidators Holdings, Inc.[a,b]	1,066,500
8,800	M/I Homes, Inc.[a]	181,456
8,500	Maidenform Brands, Inc.[a]	199,665
6,600	Marcus Corporation	95,898
8,800	MarineMax, Inc.[a]	107,360

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (15.7%) - continued
11,000	Marriott Vacations Worldwide Corporation[a]	$484,000
16,600	Men’s Wearhouse, Inc.	565,230
12,300	Meritage Homes Corporation[a]	528,285
3,500	Monarch Casino & Resort, Inc.[a]	66,430
10,750	Monro Muffler Brake, Inc.[b]	499,768
6,500	Movado Group, Inc.	284,375
10,500	Multimedia Games Holding Company, Inc.[a]	362,775
10,500	NutriSystem, Inc.	150,990
31,800	OfficeMax, Inc.	406,722
5,200	Oxford Industries, Inc.	353,496
5,900	Papa John’s International, Inc.	412,292
19,300	Pep Boys - Manny, Moe & Jack[a]	240,671
4,500	Perry Ellis International, Inc.	84,780
7,400	PetMed Express, Inc.	120,546
21,400	Pinnacle Entertainment, Inc.[a]	536,070
17,012	Pool Corporation	954,884
46,500	Quiksilver, Inc.[a]	326,895
4,700	Red Robin Gourmet Burgers, Inc.[a]	334,170
21,000	Ruby Tuesday, Inc.[a]	157,500
5,700	Rue21, Inc.[a]	229,938
13,000	Ruth’s Hospitality Group, Inc.	154,180
16,800	Ryland Group, Inc.	681,072
20,300	Select Comfort Corporation[a]	494,305
20,625	SHFL Entertainment, Inc.[a]	474,375
14,300	Skechers USA, Inc.[a]	444,873
12,500	Sonic Automotive, Inc.	297,500
18,952	Sonic Corporation[a]	336,398
12,400	Spartan Motors, Inc.	75,268
11,600	Stage Stores, Inc.	222,720
5,100	Stamps.com, Inc.[a]	234,243
7,500	Standard Motor Products, Inc.	241,200
54,500	Standard Pacific Corporation[a]	431,095
10,100	Stein Mart, Inc.	138,572
14,650	Steven Madden, Ltd.[a]	788,609
4,000	Strayer Education, Inc.[b]	166,080
7,000	Sturm, Ruger & Company, Inc.[b]	438,410
8,500	Superior Industries International, Inc.	151,555
21,700	Texas Roadhouse, Inc.	570,276
13,400	Tuesday Morning Corporation[a]	204,618
5,500	Universal Electronic, Inc.[a]	198,165
7,700	Universal Technical Institute, Inc.	93,401
11,000	Vitamin Shoppe, Inc.[a]	481,250
7,000	VOXX International Corporation[a]	95,900
10,200	Winnebago Industries, Inc.[a]	264,792
18,300	Wolverine World Wide, Inc.	1,065,609
11,800	Zale Corporation[a]	179,360
8,000	Zumiez, Inc.[a]	220,280

	Total	38,168,180

Consumer Staples (4.2%)
29,700	Alliance One International, Inc.[a]	86,427
6,400	Andersons, Inc.	447,360
5,300	Annie’s, Inc.[a]	260,230
19,300	B&G Foods, Inc.	666,815
3,100	Boston Beer Company, Inc.[a,b]	757,051
4,700	Calavo Growers, Inc.[b]	142,128
5,400	Cal-Maine Foods, Inc.	259,740
14,000	Casey’s General Stores, Inc.	1,029,000
15,200	Central Garden & Pet Company[a]	104,120
43,000	Darling International, Inc.[a]	909,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Staples (4.2%) - continued
7,500	Diamond Foods, Inc.[a,b]	$176,850
17,300	Hain Celestial Group, Inc.[a]	1,334,176
6,100	Inter Parfums, Inc.	182,939
5,400	J & J Snack Foods Corporation	435,888
4,600	Medifast, Inc.[a]	123,694
4,500	Nash Finch Company	118,845
18,700	Prestige Brands Holdings, Inc.[a]	563,244
7,300	Sanderson Farms, Inc.	476,252
2,600	Seneca Foods Corporation[a]	78,234
17,700	Snyders-Lance, Inc.	510,645
8,000	Spartan Stores, Inc.	176,480
13,300	TreeHouse Foods, Inc.[a]	888,839
5,270	WD-40 Company	342,023

	Total	10,070,860

Energy (4.6%)
12,700	Approach Resources, Inc.[a,b]	333,756
9,700	Basic Energy Services, Inc.[a]	122,608
13,200	Bristow Group, Inc.	960,432
16,500	C&J Energy Services, Inc.[a,b]	331,320
13,400	Carrizo Oil & Gas, Inc.[a]	499,954
22,300	Cloud Peak Energy, Inc.[a]	327,141
16,400	Comstock Resources, Inc.	260,924
4,800	Contango Oil & Gas Company	176,400
6,850	Era Group, Inc.[a]	186,183
21,300	Exterran Holdings, Inc.[a]	587,241
43,700	Forest Oil Corporation[a,b]	266,570
4,700	Geospace Technologies Corporation[a]	396,210
4,500	Gulf Island Fabrication, Inc.	110,295
28,100	Gulfport Energy Corporation[a]	1,807,954
11,800	Hornbeck Offshore Services, Inc.[a]	677,792
44,500	ION Geophysical Corporation[a]	231,400
9,500	Matrix Service Company[a]	186,390
32,500	Newpark Resources, Inc.[a]	411,450
21,500	Northern Oil and Gas, Inc.[a]	310,245
13,000	PDC Energy, Inc.[a]	774,020
19,300	Penn Virginia Corporation[a,b]	128,345
20,700	PetroQuest Energy, Inc.[a]	83,007
22,700	Pioneer Energy Services Corporation[a]	170,477
6,850	SEACOR Holdings, Inc.	619,514
18,200	Stone Energy Corporation[a]	590,226
15,800	Swift Energy Company[a,b]	180,436
11,400	Tesco Corporation[a]	188,898
28,550	Tetra Technologies, Inc.[a]	357,731

	Total	11,276,919

Financials (20.7%)
20,128	Acadia Realty Trust	496,759
4,600	Agree Realty Corporation	138,828
6,700	Amerisafe, Inc.	237,917
18,400	Associated Estates Realty Corporation	274,344
15,700	Bank Mutual Corporation	98,439
11,300	Bank of the Ozarks, Inc.	542,287
7,100	Banner Corporation	270,936
28,800	BBCN Bancorp, Inc.	396,288
4,300	Bofi Holding, Inc.[a]	278,898
29,000	Boston Private Financial Holdings, Inc.	321,900
25,400	Brookline Bancorp, Inc.	239,014
7,000	Calamos Asset Management, Inc.	69,930
34,900	Capstead Mortgage Corporation	410,773

Shares	Common Stock (97.5%)	Value
Financials (20.7%) - continued
11,100	Cardinal Financial Corporation	$183,483
10,300	Cash America International, Inc.[b]	466,384
22,600	Cedar Realty Trust, Inc.	117,068
5,700	City Holding Company	246,468
29,800	Colonial Properties Trust	670,202
18,700	Columbia Banking System, Inc.	461,890
14,600	Community Bank System, Inc.	498,152
7,800	Coresite Realty Corporation	264,732
64,100	Cousins Properties, Inc.	659,589
33,900	CVB Financial Corporation	458,328
71,167	DiamondRock Hospitality Company	759,352
10,675	Dime Community Bancshares, Inc.	177,739
11,000	EastGroup Properties, Inc.	651,310
6,600	eHealth, Inc.[a]	212,916
11,300	Employers Holdings, Inc.	336,062
8,500	Encore Capital Group, Inc.[a,b]	389,810
17,200	EPR Properties	838,328
11,300	Evercore Partners, Inc.	556,299
19,700	EZCORP, Inc.[a]	332,536
52,800	F.N.B. Corporation	640,464
18,100	Financial Engines, Inc.[b]	1,075,864
36,173	First Bancorp[a]	205,463
10,500	First Cash Financial Services, Inc.[a]	608,475
35,100	First Commonwealth Financial Corporation	266,409
21,100	First Financial Bancorp	320,087
10,950	First Financial Bankshares, Inc.[b]	644,079
27,312	First Midwest Bancorp, Inc.	412,684
12,700	Forestar Real Estate Group, Inc.[a]	273,431
31,700	Franklin Street Properties Corporation	403,858
26,196	Geo Group, Inc. REIT	871,017
9,700	Getty Realty Corporation	188,471
26,600	Glacier Bancorp, Inc.	657,286
19,900	Government Properties Income Trust	476,207
11,562	Hanmi Financial Corporation	191,582
34,900	Healthcare Realty Trust, Inc.	806,539
12,000	HFF, Inc.	300,600
16,940	Home Bancshares, Inc.	514,468
14,500	Horace Mann Educators Corporation	411,510
8,300	Independent Bank Corporation	296,310
4,200	Infinity Property & Casualty Corporation	271,320
30,500	Inland Real Estate Corporation	312,015
18,100	Interactive Brokers Group, Inc.	339,737
13,300	Investment Technology Group, Inc.[a]	209,076
34,100	Kite Realty Group Trust	202,213
34,900	LaSalle Hotel Properties	995,348
69,959	Lexington Realty Trust	785,639
12,600	LTC Properties, Inc.	478,548
13,700	MarketAxess Holdings, Inc.	822,548
20,000	MB Financial, Inc.	564,800
16,874	Meadowbrook Insurance Group, Inc.	109,681
58,200	Medical Properties Trust, Inc.	708,294
15,600	Mid-America Apartment Communities, Inc.	975,000
42,400	National Penn Bancshares, Inc.	426,120
3,900	Navigators Group, Inc.[a]	225,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Financials (20.7%) - continued
15,800	NBT Bancorp, Inc.	$363,084
34,300	Northwest Bancshares, Inc.	453,446
36,700	Old National Bancorp	521,140
14,200	Oritani Financial Corporation	233,732
14,500	PacWest Bancorp[b]	498,220
15,400	Parkway Properties, Inc.	273,658
24,700	Pennsylvania Real Estate Investment Trust	461,890
12,000	Pinnacle Financial Partners, Inc.[a]	357,720
5,800	Piper Jaffray Companies[a]	198,882
18,500	Portfolio Recovery Associates, Inc.[a]	1,108,890
19,900	Post Properties, Inc.	895,898
23,700	PrivateBancorp, Inc.	507,180
22,500	ProAssurance Corporation	1,013,850
94,378	Prospect Capital Corporation	1,055,146
19,400	Provident Financial Services, Inc.	314,474
6,600	PS Business Parks, Inc.	492,492
6,200	RLI Corporation	542,004
10,900	S&T Bancorp, Inc.	263,998
13,600	Sabra Healthcare REIT, Inc.	312,936
4,700	Safety Insurance Group, Inc.	248,959
4,600	Saul Centers, Inc.	212,750
20,200	Selective Insurance Group, Inc.	494,900
6,000	Simmons First National Corporation	186,540
11,400	Sovran Self Storage, Inc.	862,752
10,600	Sterling Bancorp	145,538
7,600	Stewart Information Services Corporation	243,124
21,550	Stifel Financial Corporation[a,b]	888,291
68,100	Susquehanna Bancshares, Inc.	854,655
10,526	SWS Group, Inc.[a]	58,735
34,400	Tanger Factory Outlet Centers, Inc.	1,123,160
5,500	Taylor Capital Group, Inc.[a]	121,825
14,900	Texas Capital Bancshares, Inc.[a]	684,953
4,240	Tompkins Financial Corporation	195,973
14,189	Tower Group International, Ltd.	99,323
34,382	Trustco Bank Corporation NY	204,917
13,500	UMB Financial Corporation	733,590
40,700	Umpqua Holdings Corporation[b]	660,154
16,700	United Bankshares, Inc.[b]	483,966
13,975	United Community Banks, Inc.[a]	209,625
7,900	United Fire Group, Inc.	240,713
4,600	Universal Health Realty Income Trust	192,602
9,300	Urstadt Biddle Properties, Inc.	184,884
13,100	ViewPoint Financial Group, Inc.	270,777
2,500	Virtus Investment Partners, Inc.[a]	406,600
22,500	Wilshire Bancorp, Inc.	184,050
14,500	Wintrust Financial Corporation	595,515
4,012	World Acceptance Corporation[a,b]	360,759

	Total	50,065,677

Health Care (10.1%)
7,600	Abaxis, Inc.	319,960
12,800	Abiomed, Inc.[a,b]	244,096
14,800	Acorda Therapeutics, Inc.[a]	507,344
26,000	Affymetrix, Inc.[a,b]	161,200
12,700	Air Methods Corporation	541,020
25,800	Akorn, Inc.[a]	507,744
25,600	Align Technology, Inc.[a]	1,231,872
3,100	Almost Family, Inc.	60,233

Shares	Common Stock (97.5%)	Value
Health Care (10.1%) - continued
11,633	Amedisys, Inc.[a]	$200,320
16,800	AMN Healthcare Services, Inc.[a]	231,168
11,750	AmSurg Corporation[a]	466,475
4,500	Analogic Corporation	371,880
19,900	ArQule, Inc.[a]	46,367
9,000	Bio-Reference Laboratories, Inc.[a,b]	268,920
11,000	Cambrex Corporation[a]	145,200
12,075	Cantel Medical Corporation	384,589
19,900	Centene Corporation[a]	1,272,804
6,800	Chemed Corporation[b]	486,200
3,800	Computer Programs and Systems, Inc.	222,300
10,050	CONMED Corporation	341,599
4,200	Corvel Corporation[a]	155,274
9,900	Cross Country Healthcare, Inc.[a]	59,994
9,150	CryoLife, Inc.	64,050
8,900	Cyberonics, Inc.[a]	451,586
7,000	Cynosure, Inc.[a]	159,670
10,300	Emergent Biosolutions, Inc.[a]	196,215
7,000	Ensign Group, Inc.	287,770
10,700	Gentiva Health Services, Inc.[a]	128,828
8,700	Greatbatch, Inc.[a]	296,061
18,700	Haemonetics Corporation[a]	745,756
12,600	Hanger, Inc.[a]	425,376
7,300	HealthStream, Inc.[a]	276,524
12,500	Healthways, Inc.[a]	231,375
4,100	Hi-Tech Pharmacal Company	176,915
4,700	ICU Medical, Inc.[a]	319,271
23,300	Impax Laboratories, Inc.[a]	477,883
7,400	Integra LifeSciences Holdings Corporation[a]	297,850
10,500	Invacare Corporation	181,335
6,100	IPC The Hospitalist Company, Inc.[a]	311,161
19,700	Kindred Healthcare, Inc.	264,571
3,500	Landauer, Inc.	179,375
4,500	LHC Group, Inc.[a]	105,570
13,500	Luminex Corporation[a]	270,000
9,800	Magellan Health Services, Inc.[a]	587,608
22,800	Medicines Company[a]	764,256
9,000	Medidata Solutions, Inc.[a]	890,370
15,100	Meridian Bioscience, Inc.[b]	357,115
14,675	Merit Medical Systems, Inc.[a]	178,008
10,400	Molina Healthcare, Inc.[a]	370,240
16,700	Momenta Pharmaceuticals, Inc.[a]	240,313
4,600	MWI Veterinary Supply, Inc.[a]	687,056
10,100	Natus Medical, Inc.[a]	143,218
8,750	Neogen Corporation[a]	531,300
16,200	NuVasive, Inc.[a]	396,738
12,600	Omnicell, Inc.[a]	298,368
20,500	PAREXEL International Corporation[a]	1,029,715
10,900	PharMerica Corporation[a]	144,643
15,800	Quality Systems, Inc.	343,334
20,100	Questcor Pharmaceuticals, Inc.[b]	1,165,800
19,400	Spectrum Pharmaceuticals, Inc.[b]	162,766
5,200	SurModics, Inc.[a]	123,656
13,600	Symmetry Medical, Inc.[a]	110,976
23,900	Viropharma, Inc.[a]	939,270
25,200	West Pharmaceutical Services, Inc.	1,036,980

	Total	24,575,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Industrials (14.9%)
28,300	A.O. Smith Corporation	$1,279,160
10,275	AAON, Inc.	272,904
14,300	AAR Corporation	390,819
18,600	ABM Industries, Inc.	495,132
26,700	Actuant Corporation	1,037,028
14,100	Aegion Corporation[a]	334,593
7,100	Aerovironment, Inc.[a]	164,010
10,300	Albany International Corporation	369,461
5,500	Allegiant Travel Company	579,480
2,900	American Science & Engineering, Inc.	174,899
10,500	Apogee Enterprises, Inc.	311,640
15,350	Applied Industrial Technologies, Inc.	790,525
8,800	Arkansas Best Corporation	225,896
6,800	Astec Industries, Inc.	244,528
9,200	Atlas Air Worldwide Holdings, Inc.[a]	424,212
9,300	AZZ, Inc.	389,298
16,600	Barnes Group, Inc.	579,672
17,000	Brady Corporation	518,500
17,400	Briggs & Stratton Corporation	350,088
5,200	CDI Corporation	79,612
6,400	Circor International, Inc.	397,952
13,600	Comfort Systems USA, Inc.	228,616
3,000	Consolidated Graphics, Inc.[a]	168,180
7,500	Cubic Corporation	402,600
17,200	Curtiss-Wright Corporation	807,712
3,700	DXP Enterprises, Inc.[a]	292,189
12,100	Dycom Industries, Inc.[a]	338,679
24,400	EMCOR Group, Inc.	954,772
6,800	Encore Wire Corporation	268,192
17,400	EnerSys, Inc.	1,054,962
6,202	Engility Holdings, Inc.[a]	196,790
7,600	EnPro Industries, Inc.[a]	457,596
9,700	ESCO Technologies, Inc.	322,331
4,800	Exponent, Inc.	344,832
22,700	Federal Signal Corporation[a]	292,149
11,100	Forward Air Corporation	447,885
14,200	Franklin Electric Company, Inc.	559,480
7,100	G & K Services, Inc.	428,769
22,100	GenCorp, Inc.[a,b]	354,263
10,500	Gibraltar Industries, Inc.[a]	149,730
16,330	Griffon Corporation	204,778
25,337	Healthcare Services Group, Inc.	652,681
17,548	Heartland Express, Inc.	249,006
5,900	Heidrick & Struggles International, Inc.	112,454
12,800	Hub Group, Inc.[a]	502,144
19,800	II-VI, Inc.[a]	372,636
8,200	Insperity, Inc.	308,320
21,100	Interface, Inc.	418,624
10,000	John Bean Technologies Corporation	248,800
9,800	Kaman Corporation	371,028
11,800	Kaydon Corporation	419,136
10,000	Kelly Services, Inc.	194,700
21,750	Knight Transportation, Inc.	359,310
17,900	Korn/Ferry International[a]	383,060
4,750	Lindsay Manufacturing Company	387,695
6,200	Lydall, Inc.[a]	106,454
14,800	Mobile Mini, Inc.[a]	504,088
16,550	Moog, Inc.[a]	970,989
10,300	Mueller Industries, Inc.	573,401

Shares	Common Stock (97.5%)	Value
Industrials (14.9%) - continued
1,800	National Presto Industries, Inc.	$126,738
18,200	Navigant Consulting, Inc.[a]	281,372
25,437	Old Dominion Freight Line, Inc.[a]	1,169,848
16,700	On Assignment, Inc.[a]	551,100
21,900	Orbital Sciences Corporation[a]	463,842
10,000	Orion Marine Group, Inc.[a]	104,100
3,400	Powell Industries, Inc.[a]	208,386
13,475	Quanex Building Products Corporation	253,734
14,500	Resources Global Professionals	196,765
14,800	Simpson Manufacturing Company, Inc.	482,036
18,900	SkyWest, Inc.	274,428
4,600	Standex International Corporation	273,240
13,600	Teledyne Technologies, Inc.[a]	1,155,048
6,800	Tennant Company	421,600
23,506	Tetra Tech, Inc.[a]	608,570
19,500	Titan International, Inc.[b]	285,480
20,800	Toro Company	1,130,480
14,900	TrueBlue, Inc.[a]	357,749
5,500	UniFirst Corporation	574,310
14,600	United Stationers, Inc.	635,100
7,200	Universal Forest Products, Inc.	303,120
7,400	Viad Corporation	184,630
6,600	Vicor Corporation[a]	53,988
10,500	WageWorks, Inc.[a]	529,725
10,400	Watts Water Technologies, Inc.	586,248

	Total	36,030,077

Information Technology (17.8%)
13,300	Advanced Energy Industries, Inc.[a]	233,016
5,200	Agilysys, Inc.[a]	61,984
9,800	Anixter International, Inc.[a]	859,068
41,823	Arris Group, Inc.[a]	713,500
11,700	ATMI, Inc.[a]	310,284
11,313	Avid Technology, Inc.[a]	67,878
5,300	Badger Meter, Inc.	246,450
3,700	Bel Fuse, Inc.	64,528
15,925	Belden, Inc.	1,019,996
19,850	Benchmark Electronics, Inc.[a]	454,367
5,900	Black Box Corporation	180,776
16,700	Blackbaud, Inc.	651,968
14,900	Blucora, Inc.[a]	342,402
13,200	Bottomline Technologies, Inc.[a]	368,016
24,207	Brooks Automation, Inc.	225,367
8,500	Cabot Microelectronics Corporation[a]	327,420
8,400	CACI International, Inc.[a]	580,524
11,900	CalAmp Corporation[a]	209,797
16,400	Cardtronics, Inc.[a]	608,440
8,100	Ceva, Inc.[a]	139,725
15,000	Checkpoint Systems, Inc.[a]	250,500
24,200	CIBER, Inc.[a]	79,860
23,200	Cirrus Logic, Inc.[a,b]	526,176
30,000	Cognex Corporation	940,800
8,900	Coherent, Inc.	546,905
8,400	Cohu, Inc.	91,644
12,000	comScore, Inc.[a]	347,640
6,000	Comtech Telecommunications Corporation	145,920
12,400	CSG Systems International, Inc.	310,620
12,300	CTS Corporation	193,971
13,700	Daktronics, Inc.	153,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Information Technology (17.8%) - continued
15,900	Dealertrack Technologies, Inc.[a]	$681,156
14,600	Dice Holdings, Inc.[a]	124,246
9,400	Digi International, Inc.[a]	94,094
10,600	Digital River, Inc.[a]	189,422
13,150	Diodes, Inc.[a]	322,175
8,100	DSP Group, Inc.[a]	57,105
6,700	DTS, Inc.[a]	140,700
11,600	Ebix, Inc.[b]	115,304
9,200	Electro Scientific Industries, Inc.	107,732
16,900	Electronics for Imaging, Inc.[a]	535,392
33,000	Entropic Communications, Inc.[a]	144,540
11,500	EPIQ Systems, Inc.	152,030
17,200	Exar Corporation[a]	230,652
11,200	ExlService Holdings, Inc.[a]	318,976
6,200	FARO Technologies, Inc.[a]	261,454
15,200	FEI Company	1,334,560
4,800	Forrester Research, Inc.	176,448
44,900	GT Advanced Technologies, Inc.[a,b]	382,099
36,800	Harmonic, Inc.[a]	282,992
13,300	Heartland Payment Systems, Inc.[b]	528,276
11,800	Higher One Holdings, Inc.[a,b]	90,506
11,400	Hittite Microwave Corporation[a]	744,990
10,600	iGATE Corporation[a]	294,256
15,475	Insight Enterprises, Inc.[a]	292,787
5,600	Interactive Intelligence Group[a]	355,544
8,700	Intevac, Inc.[a]	50,982
20,400	Ixia[a]	319,668
15,800	j2 Global, Inc.[b]	782,416
22,600	Kopin Corporation[a]	91,078
27,400	Kulicke and Soffa Industries, Inc.[a]	316,470
9,300	Liquidity Services, Inc.[a,b]	312,108
8,100	Littelfuse, Inc.	633,582
18,000	Liveperson, Inc.[a]	169,920
8,200	LogMeIn, Inc.[a]	254,610
7,100	Manhattan Associates, Inc.[a]	677,695
24,800	MAXIMUS, Inc.	1,116,992
5,500	Measurement Specialties, Inc.[a]	298,320
11,800	Mercury Computer Systems, Inc.[a]	117,882
12,900	Methode Electronics, Inc.	361,200
16,900	Micrel, Inc.	153,959
33,900	Microsemi Corporation[a]	822,075
3,200	MicroStrategy, Inc.[a]	332,032
19,400	MKS Instruments, Inc.	515,846
12,400	Monolithic Power Systems, Inc.	375,472
14,100	Monotype Imaging Holdings, Inc.	404,106
5,700	MTS Systems Corporation	366,795
8,000	Nanometrics, Inc.[a]	128,960
14,100	NETGEAR, Inc.[a]	435,126
13,500	NetScout Systems, Inc.[a]	345,195
14,300	Newport Corporation[a]	223,509
21,700	NIC, Inc.	501,487
8,400	OpenTable, Inc.[a,b]	587,832
6,500	Oplink Communications, Inc.[a]	122,330
6,900	OSI Systems, Inc.[a]	513,843
7,550	Park Electrochemical Corporation	216,308
6,400	PC-Tel, Inc.	56,640
12,100	Perficient, Inc.[a]	222,156
7,600	Pericom Semiconductor Corporation[a]	59,280
12,300	Plexus Corporation[a]	457,560
10,700	Power Integrations, Inc.	579,405
7,500	Procera Networks, Inc.[a,b]	116,175
19,750	Progress Software Corporation[a]	511,130

Shares	Common Stock (97.5%)	Value
Information Technology (17.8%) - continued
31,900	QLogic Corporation[a]	$348,986
10,300	QuinStreet, Inc.[a]	97,335
10,300	Rofin-Sinar Technologies, Inc.[a]	249,363
6,300	Rogers Corporation[a]	374,724
6,400	Rubicon Technology, Inc.[a,b]	77,504
12,000	Rudolph Technologies, Inc.[a]	136,800
10,200	ScanSource, Inc.[a]	352,920
11,400	Sigma Designs, Inc.[a]	63,726
11,300	Sourcefire, Inc.[a]	857,896
11,800	Super Micro Computer, Inc.[a]	159,772
3,800	Supertex, Inc.	96,292
14,300	Sykes Enterprises, Inc.[a]	256,113
14,950	Symmetricom, Inc.[a]	72,059
12,100	Synaptics, Inc.[a]	535,788
10,900	Synchronoss Technologies, Inc.[a]	414,854
9,600	Synnex Corporation[a]	589,920
32,150	Take-Two Interactive Software, Inc.[a]	583,844
12,100	Tangoe, Inc.[a,b]	288,706
7,100	TeleTech Holdings, Inc.[a]	178,139
17,700	Tessera Technologies, Inc.	342,495
57,000	TriQuint Semiconductor, Inc.[a]	463,410
19,700	TTM Technologies, Inc.[a]	192,075
10,100	Tyler Technologies, Inc.[a]	883,447
10,100	Ultratech, Inc.[a]	306,030
33,700	United Online, Inc.	268,926
10,600	VASCO Data Security International, Inc.[a]	83,634
14,300	Veeco Instruments, Inc.[a,b]	532,389
15,200	Viasat, Inc.[a]	969,000
8,400	Virtusa Corporation[a]	244,104
9,100	Volterra Semiconductor Corporation[a]	209,300
9,000	XO Group, Inc.[a]	116,280

	Total	43,106,256

Materials (5.7%)
10,800	A. Schulman, Inc.	318,168
6,100	A.M. Castle & Company[a]	98,210
49,600	AK Steel Holding Corporation[a]	186,000
9,100	AMCOL International Corporation	297,388
9,000	American Vanguard Corporation	242,280
10,900	Balchem Corporation	564,075
19,800	Calgon Carbon Corporation[a]	376,002
18,700	Century Aluminum Company[a]	150,535
8,000	Clearwater Paper Corporation[a]	382,160
4,000	Deltic Timber Corporation	260,560
16,500	Flotek Industries, Inc.[a]	379,500
23,500	Globe Specialty Metals, Inc.	362,135
18,300	H.B. Fuller Company	826,977
3,400	Hawkins, Inc.	128,316
4,500	Haynes International, Inc.	203,985
26,600	Headwaters, Inc.[a]	239,134
8,000	Innophos Holdings, Inc.	422,240
6,800	Kaiser Aluminum Corporation	484,500
14,600	KapStone Paper and Packaging Corporation	624,880
7,600	Koppers Holdings, Inc.	324,140
11,900	Kraton Performance Polymers, Inc.[a]	233,121
6,900	LSB Industries, Inc.[a]	231,357
7,500	Materion Corporation	240,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.5%)	Value
Materials (5.7%) - continued
9,663	Myers Industries, Inc.	$194,323
5,800	Neenah Paper, Inc.	227,998
3,300	Olympic Steel, Inc.	91,674
11,700	OM Group, Inc.[a]	395,226
15,700	PH Glatfelter Company	424,999
35,300	PolyOne Corporation	1,084,063
4,800	Quaker Chemical Corporation	350,640
11,100	RTI International Metals, Inc.[a]	355,644
11,500	Schweitzer-Mauduit International, Inc.	696,095
6,800	Stepan Company	392,564
43,300	Stillwater Mining Company[a,b]	476,733
25,527	SunCoke Energy, Inc.[a]	433,959
7,700	Texas Industries, Inc.[a,b]	510,587
9,100	Tredegar Corporation	236,600
17,900	Wausau Paper Corporation	232,521
8,250	Zep, Inc.	134,145

	Total	13,813,884

Telecommunications Services (0.4%)
3,600	Atlantic Tele-Network, Inc.	187,668
10,500	Cbeyond, Inc.[a]	67,305
75,600	Cincinnati Bell, Inc.[a]	205,632
11,300	General Communication, Inc.[a]	107,576
5,500	Lumos Networks Corporation	119,185
5,500	NTELOS Holdings Corporation	103,400
7,900	USA Mobility, Inc.	111,864

	Total	902,630

Utilities (3.4%)
13,233	ALLETE, Inc.	639,154
14,100	American States Water Company	388,596
21,800	Avista Corporation	575,520
14,700	El Paso Electric Company	490,980
11,100	Laclede Group, Inc.	499,500
15,050	New Jersey Resources Corporation	662,952
9,900	Northwest Natural Gas Company	415,602
13,900	NorthWestern Corporation	624,388
27,700	Piedmont Natural Gas Company, Inc.[b]	910,776
11,700	South Jersey Industries, Inc.	685,386
16,900	Southwest Gas Corporation	845,000
21,666	UIL Holdings Corporation	805,542
15,100	UNS Energy Corporation	703,962

	Total	8,247,358

	Total Common Stock (cost $150,835,936)	236,257,272

Shares	Collateral Held for Securities Loaned (8.8%)	Value
21,360,497	Thrivent Cash Management Trust	21,360,497
	Total Collateral Held for Securities Loaned (cost $21,360,497)	21,360,497

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[c,d]	99,987

Shares or Principal Amount	Short-Term Investments (2.0%)	Value
	Federal National Mortgage Association Discount Notes
200,000	0.100%, 12/4/2013[c,d]	$199,964
	Thrivent Cash Management Trust
4,448,823	0.070%	4,448,823

	Total Short-Term Investments (at amortized cost)	4,748,774

	Total Investments (cost $176,945,207) 108.3%	$262,366,543

	Other Assets and Liabilities, Net (8.3%)	(20,091,429)

	Total Net Assets 100.0%	$242,275,114

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2013, $299,951 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$95,398,596
Gross unrealized depreciation	(9,977,260)

Net unrealized appreciation (depreciation)	$85,421,336

Cost for federal income tax purposes	$176,945,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,168,180	38,168,180	–	–
Consumer Staples	10,070,860	10,070,860	–	–
Energy	11,276,919	11,276,919	–	–
Financials	50,065,677	50,065,677	–	–
Health Care	24,575,431	24,575,431	–	–
Industrials	36,030,077	36,030,077	–	–
Information Technology	43,106,256	43,106,256	–	–
Materials	13,813,884	13,813,884	–	–
Telecommunications Services	902,630	902,630	–	–
Utilities	8,247,358	8,247,358	–	–
Collateral Held for Securities Loaned	21,360,497	21,360,497	–	–
Short-Term Investments	4,748,774	4,448,823	299,951	–

Total	$262,366,543	$262,066,592	$299,951	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	107,039	107,039	–	–

Total Asset Derivatives	$107,039	$107,039	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	55	December 2013	$5,785,661	$5,892,700	$107,039
Total Futures Contracts					$107,039

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$11,591,213	$64,174,939	$54,405,655	21,360,497	$21,360,497	$216,312
Cash Management Trust- Short Term Investment	2,465,274	16,090,136	14,106,587	4,448,823	4,448,823	2,277
Total Value and Income Earned	14,056,487				25,809,320	218,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (95.9%)	Value
Consumer Discretionary (18.3%)
82,698	Abercrombie & Fitch Company	$2,925,028
32,364	Darden Restaurants, Inc.	1,498,129
119,802	Discovery Communications, Inc.[a]	10,113,685
189,046	Dollar Tree, Inc.[a]	10,805,869
96,681	GNC Holdings, Inc.	5,281,683
80,300	HomeAway, Inc.[a,b]	2,248,400
76,087	L Brands, Inc.	4,648,916
85,400	Marriott International, Inc.	3,591,924
30,786	O’Reilly Automotive, Inc.[a]	3,927,986
45,226	PetSmart, Inc.	3,448,935
49,100	Ross Stores, Inc.	3,574,480
159,000	Toll Brothers, Inc.[a]	5,156,370
121,532	Tractor Supply Company	8,163,304
28,700	Under Armour, Inc.[a,b]	2,280,215
7,693	VF Corporation	1,531,292
23,200	Wynn Resorts, Ltd.	3,665,832

	Total	72,862,048

Consumer Staples (4.7%)
39,100	Beam, Inc.	2,527,815
63,800	Hain Celestial Group, Inc.[a]	4,920,256
77,600	Monster Beverage Corporation[a]	4,054,600
124,906	Whole Foods Market, Inc.	7,307,001

	Total	18,809,672

Energy (7.6%)
509,700	Alpha Natural Resources, Inc.[a]	3,037,812
58,400	Cameron International Corporation[a]	3,408,808
61,217	Concho Resources, Inc.[a]	6,661,022
128,682	Peabody Energy Corporation	2,219,764
35,200	Range Resources Corporation	2,671,328
66,200	SM Energy Company	5,109,978
97,900	Southwestern Energy Company[a]	3,561,602
240,535	Weatherford International, Ltd.[a]	3,687,402

	Total	30,357,716

Financials (8.1%)
62,265	Affiliated Managers Group, Inc.[a]	11,372,080
64,400	Ameriprise Financial, Inc.	5,865,552
66,130	Discover Financial Services	3,342,210
132,200	First Republic Bank	6,164,486
54,200	T. Rowe Price Group, Inc.	3,898,606
60,000	Zions Bancorporation	1,645,200

	Total	32,288,134

Health Care (10.8%)
27,247	Actavis, Inc.[a]	3,923,568
62,589	AmerisourceBergen Corporation	3,824,188
83,200	BioMarin Pharmaceutical, Inc.[a]	6,008,704
34,396	Catamaran Corporation[a]	1,580,496
40,700	Cerner Corporation[a]	2,138,785
44,191	CIGNA Corporation	3,396,520
85,000	Hologic, Inc.[a]	1,755,250
27,635	Mettler-Toledo International, Inc.[a]	6,634,887
19,849	Onyx Pharmaceuticals, Inc.[a]	2,474,575
53,600	Perrigo Company[b]	6,613,168
131,000	Thoratec Corporation[a]	4,884,990

	Total	43,235,131

Industrials (19.5%)
173,828	AMETEK, Inc.	7,999,565
71,690	B/E Aerospace, Inc.[a]	5,292,156

Shares	Common Stock (95.9%)	Value
Industrials (19.5%) - continued
113,000	Expeditors International of Washington, Inc.	$4,978,780
50,998	Flowserve Corporation	3,181,765
105,000	Fortune Brands Home and Security, Inc.	4,371,150
45,200	GATX Corporation	2,147,904
57,300	Graco, Inc.	4,243,638
103,784	JB Hunt Transport Services, Inc.	7,568,967
54,181	Kansas City Southern	5,925,234
67,466	Pentair, Ltd.	4,381,242
129,400	Quanta Services, Inc.[a]	3,559,794
105,100	Robert Half International, Inc.	4,102,053
52,319	Roper Industries, Inc.	6,951,626
65,461	Stericycle, Inc.[a]	7,554,199
91,700	United Rentals, Inc.[a,b]	5,345,193

	Total	77,603,266

Information Technology (21.1%)
137,509	Agilent Technologies, Inc.	7,047,336
36,200	Amphenol Corporation	2,801,156
89,535	ANSYS, Inc.[a]	7,746,568
134,160	Autodesk, Inc.[a]	5,523,367
145,000	Ciena Corporation[a,b]	3,622,100
66,898	Euronet Worldwide, Inc.[a]	2,662,540
72,997	F5 Networks, Inc.[a]	6,260,223
47,500	Gartner, Inc.[a]	2,850,000
143,000	Juniper Networks, Inc.[a]	2,839,980
109,852	Lam Research Corporation[a]	5,623,324
11,000	LinkedIn Corporation[a]	2,706,660
21,684	Mercadolibre, Inc.[b]	2,925,388
121,581	Microchip Technology, Inc.[b]	4,898,499
43,018	Nice Systems, Ltd. ADR	1,779,655
194,990	Nuance Communications, Inc.[a]	3,645,338
524,871	NVIDIA Corporation	8,166,993
180,800	NXP Semiconductors NVa	6,727,568
101,100	Synopsys, Inc.[a]	3,811,470
101,937	VeriFone Systems, Inc.[a]	2,330,280

	Total	83,968,445

Materials (4.7%)
52,800	Airgas, Inc.	5,599,440
35,500	Albemarle Corporation	2,234,370
68,125	Celanese Corporation	3,596,319
52,610	FMC Corporation	3,773,189
66,974	Newmont Mining Corporation	1,881,969
66,159	Silver Wheaton Corporation	1,638,759

	Total	18,724,046

Telecommunications Services (1.1%)
24,052	SBA Communications Corporation[a]	1,935,224
89,037	TW Telecom, Inc.[a]	2,659,090

	Total	4,594,314

	Total Common Stock (cost $284,586,600)	382,442,772

Shares	Collateral Held for Securities Loaned (6.1%)	Value
24,248,943	Thrivent Cash Management Trust	24,248,943

	Total Collateral Held for Securities Loaned (cost $24,248,943)	24,248,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.6%)	Value
	Thrivent Cash Management Trust
14,630,214	0.070%	$14,630,214

	Total Short-Term Investments (at amortized cost)	14,630,214

	Total Investments (cost $323,465,757) 105.6%	$421,321,929

	Other Assets and Liabilities, Net (5.6%)	(22,514,082)

	Total Net Assets 100.0%	$398,807,847

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$107,064,667
Gross unrealized depreciation	(9,208,495)

Net unrealized appreciation (depreciation)	$97,856,172

Cost for federal income tax purposes	$323,465,757

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	72,862,048	72,862,048	–	–
Consumer Staples	18,809,672	18,809,672	–	–
Energy	30,357,716	30,357,716	–	–
Financials	32,288,134	32,288,134	–	–
Health Care	43,235,131	43,235,131	–	–
Industrials	77,603,266	77,603,266	–	–
Information Technology	83,968,445	83,968,445	–	–
Materials	18,724,046	18,724,046	–	–
Telecommunications Services	4,594,314	4,594,314	–	–
Collateral Held for Securities Loaned	24,248,943	24,248,943	–	–
Short-Term Investments	14,630,214	14,630,214	–	–

Total	$421,321,929	$421,321,929	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$4,926,850	$95,854,855	$76,532,762	24,248,943	$24,248,943	$14,389
Cash Management Trust- Short Term Investment	17,465,291	53,900,116	56,735,193	14,630,214	14,630,214	8,613
Total Value and Income Earned	22, 392,141				38,879,157	23,002

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (11.6%)
60,955	Delphi Automotive plc	$3,560,991
31,088	Expedia, Inc.	1,610,047
55,428	Lennar Corporation	1,962,151
212,880	Liberty Interactive Corporation[a]	4,996,294
25,024	Liberty Media Corporation[a]	3,682,282
41,703	Macy’s, Inc.	1,804,489
180,132	MGM Resorts International[a]	3,681,898
20,555	PVH Corporation	2,439,673
21,997	Scripps Networks Interactive	1,718,186
64,187	Starwood Hotels & Resorts Worldwide, Inc.	4,265,226
91,329	Toll Brothers, Inc.[a]	2,961,799
28,230	TRW Automotive Holdings Corporation[a]	2,013,081
22,522	Whirlpool Corporation	3,298,122

	Total	37,994,239

Consumer Staples (3.6%)
51,057	Constellation Brands, Inc.[a]	2,930,672
43,040	Ingredion, Inc.	2,847,957
41,787	Monster Beverage Corporation[a]	2,183,371
47,255	Safeway, Inc.	1,511,687
81,448	Tyson Foods, Inc.	2,303,349

	Total	11,777,036

Energy (9.3%)
56,024	Cameron International Corporation[a]	3,270,121
253,087	Chesapeake Energy Corporation	6,549,891
51,624	Cimarex Energy Company	4,976,554
25,404	Concho Resources, Inc.[a]	2,764,209
31,285	Oil States International, Inc.[a]	3,236,746
26,820	Pioneer Natural Resources Company	5,063,616
31,039	Range Resources Corporation	2,355,550
46,640	Tesoro Corporation	2,051,227

	Total	30,267,914

Financials (28.7%)
35,163	Alexandria Real Estate Equities, Inc.	2,245,158
39,899	AvalonBay Communities, Inc.	5,070,764
26,100	Camden Property Trust	1,603,584
66,383	CIT Group, Inc.[a]	3,237,499
118,868	DDR Corporation	1,867,416
48,903	Digital Realty Trust, Inc.	2,596,749
29,511	Everest Re Group, Ltd.	4,291,195
52,633	First Republic Bank	2,454,277
236,525	Genworth Financial, Inc.[a]	3,025,155
92,456	Hartford Financial Services Group, Inc.	2,877,231
401,275	Huntington Bancshares, Inc.	3,314,531
118,296	ING U.S., Inc.	3,455,426
162,334	Invesco, Ltd.	5,178,455
15,984	iShares Russell Midcap Value Index Fund	973,426
94,025	Lincoln National Corporation	3,948,110
54,097	M&T Bank Corporation	6,054,536
3,686	Markel Corporation[a]	1,908,500
225,712	MFA Financial, Inc.	1,681,554
113,130	NASDAQ OMX Group, Inc.	3,630,342
130,742	Principal Financial Group, Inc.	5,598,372
77,862	Raymond James Financial, Inc.	3,244,510
19,995	Signature Bank[a]	1,829,942
158,808	SLM Corporation	3,954,319

Shares	Common Stock (98.8%)	Value
Financials (28.7%) - continued
120,040	Starwood Property Trust, Inc.	$2,877,359
67,695	Tanger Factory Outlet Centers, Inc.	2,210,242
28,207	Taubman Centers, Inc.	1,898,613
214,199	Two Harbors Investment Corporation	2,079,872
56,706	W.R. Berkley Corporation	2,430,419
73,728	Willis Group Holdings plc	3,194,634
97,884	XL Group plc	3,016,785
79,703	Zions Bancorporation	2,185,456

	Total	93,934,431

Health Care (8.3%)
51,488	Aetna, Inc.	3,296,261
27,750	C.R. Bard, Inc.	3,196,800
109,561	Cardinal Health, Inc.	5,713,606
97,012	CareFusion Corporation[a]	3,579,743
23,328	Envision Healthcare Holdings, Inc.[a]	607,228
53,263	Humana, Inc.	4,971,036
75,776	Mylan, Inc.[a]	2,892,370
68,410	Tenet Healthcare Corporation[a]	2,817,808

	Total	27,074,852

Industrials (10.2%)
49,732	Carlisle Companies, Inc.	3,495,662
29,984	Flowserve Corporation	1,870,702
41,430	Owens Corning, Inc.[a]	1,573,511
38,994	Parker Hannifin Corporation	4,239,428
42,836	Stanley Black & Decker, Inc.	3,879,657
72,647	Terex Corporation[a]	2,440,939
115,483	Textron, Inc.	3,188,486
60,908	Timken Company	3,678,843
41,476	Triumph Group, Inc.	2,912,445
92,394	Tyco International, Ltd.	3,231,942
59,717	Waste Connections, Inc.	2,711,749

	Total	33,223,364

Information Technology (14.0%)
98,368	Agilent Technologies, Inc.	5,041,360
40,852	Akamai Technologies, Inc.[a]	2,112,048
136,972	Altera Corporation	5,089,880
148,521	Applied Materials, Inc.	2,605,058
24,166	Citrix Systems, Inc.[a]	1,706,361
42,971	Computer Sciences Corporation	2,223,320
67,417	Fidelity National Information Services, Inc.	3,130,846
215,064	Juniper Networks, Inc.[a]	4,271,171
21,151	KLA-Tencor Corporation	1,287,038
83,092	Lam Research Corporation[a]	4,253,480
55,938	Maxim Integrated Products, Inc.	1,666,952
84,086	NetApp, Inc.	3,583,745
126,274	NVIDIA Corporation	1,964,823
243,878	Polycom, Inc.[a]	2,663,148
86,853	PTC, Inc.[a]	2,469,231
30,629	Teradata Corporation[a]	1,698,072

	Total	45,766,533

Materials (5.0%)
22,009	Ashland, Inc.	2,035,392
40,428	Carpenter Technology Corporation	2,349,271
77,813	Celanese Corporation	4,107,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.8%)	Value
Materials (5.0%) - continued
37,470	International Paper Company	$1,678,656
43,545	Packaging Corporation of America	2,485,984
44,699	Reliance Steel & Aluminum Company	3,275,096
20,457	Sealed Air Corporation	556,226

	Total	16,488,373

Utilities (8.1%)
143,138	Calpine Corporation[a]	2,781,171
92,286	Edison International, Inc.	4,250,693
98,517	NiSource, Inc.	3,043,190
66,563	OGE Energy Corporation	2,402,259
112,816	PPL Corporation	3,427,350
50,660	SCANA Corporation	2,332,387
45,309	Sempra Energy	3,878,451
159,189	Xcel Energy, Inc.	4,395,208

	Total	26,510,709

	Total Common Stock (cost $272,215,188)	323,037,451

Shares or Principal Amount	Short-Term Investments (0.9%)	Value
	Thrivent Cash Management Trust
2,866,589	0.070%	2,866,589

	Total Short-Term Investments (at amortized cost)	2,866,589

	Total Investments (cost $275,081,777) 99.7%	$325,904,040

	Other Assets and Liabilities, Net 0.3%	927,689

	Total Net Assets 100.0%	$326,831,729

a	Non-income producing security.

    Definitions:

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$54,814,726
Gross unrealized depreciation	(3,992,463)

Net unrealized appreciation (depreciation)	$50,822,263

Cost for federal income tax purposes	$275,081,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	37,994,239	37,994,239	–	–
Consumer Staples	11,777,036	11,777,036	–	–
Energy	30,267,914	30,267,914	–	–
Financials	93,934,431	93,934,431	–	–
Health Care	27,074,852	27,074,852	–	–
Industrials	33,223,364	33,223,364	–	–
Information Technology	45,766,533	45,766,533	–	–
Materials	16,488,373	16,488,373	–	–
Utilities	26,510,709	26,510,709	–	–
Short-Term Investments	2,866,589	2,866,589	–	–

Total	$325,904,040	$325,904,040	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$7,805,669	$54,268,984	$62,074,653	–	$–	$11,973
Cash Management Trust- Short Term Investment	6,943,793	74,680,765	78,757,969	2,866,589	2,866,589	3,330
Total Value and Income Earned	14,749,462				2,866,589	15,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (95.3%)	Value
Consumer Discretionary (12.3%)
91,700	Charter Communications, Inc.[a]	$12,357,492
162,000	Cheesecake Factory, Inc.	7,119,900
212,600	DISH Network Corporation	9,569,126
102,800	Michael Kors Holdings, Ltd.[a]	7,660,656
144,900	Omnicom Group, Inc.	9,192,456
133,500	Penn National Gaming, Inc.[a]	7,390,560
94,800	Scripps Networks Interactive	7,404,828
159,400	Tempur-Pedic International, Inc.[a]	7,007,224
249,700	Toll Brothers, Inc.[a]	8,097,771

	Total	75,800,013

Consumer Staples (1.9%)
95,500	Ingredion, Inc.	6,319,235
107,400	Safeway, Inc.	3,435,726
95,000	WhiteWave Foods Company[a]	1,897,150

	Total	11,652,111

Energy (6.1%)
35,600	Atwood Oceanics, Inc.[a]	1,959,424
28,179	Cabot Oil & Gas Corporation	1,051,640
30,900	Cameron International Corporation[a]	1,803,633
13,500	Cimarex Energy Company	1,301,400
16,350	Concho Resources, Inc.[a]	1,779,044
100,300	Denbury Resources, Inc.[a]	1,846,523
33,550	Energy XXI, Ltd.	1,013,210
23,900	Ensco plc	1,284,625
14,500	EQT Corporation	1,286,440
49,800	Helix Energy Solutions Group, Inc.[a]	1,263,426
24,650	Helmerich & Payne, Inc.[b]	1,699,617
39,050	HollyFrontier Corporation	1,644,396
21,200	National Oilwell Varco, Inc.	1,655,932
44,950	Newfield Exploration Company[a]	1,230,281
40,350	Noble Corporation	1,524,019
27,400	Noble Energy, Inc.	1,836,074
21,250	Oceaneering International, Inc.	1,726,350
20,300	Oil States International, Inc.[a]	2,100,238
11,600	Pioneer Natural Resources Company	2,190,080
17,750	Range Resources Corporation	1,347,048
37,700	Rowan Companies plc[a]	1,384,344
18,400	SM Energy Company	1,420,296
72,400	Superior Energy Services, Inc.[a]	1,812,896
23,400	Whiting Petroleum Corporation[a]	1,400,490

	Total	37,561,426

Financials (20.9%)
170,300	Axis Capital Holdings, Ltd.	7,375,693
94,600	Camden Property Trust	5,812,224
198,800	First Republic Bank	9,270,044
211,920	HCC Insurance Holdings, Inc.	9,286,334
473,248	Host Hotels & Resorts, Inc.	8,362,292
1,388,200	Huntington Bancshares, Inc.	11,466,532
235,824	Lazard, Ltd.	8,494,381
77,300	M&T Bank Corporation[b]	8,651,416
107,000	Macerich Company	6,039,080
312,900	NASDAQ OMX Group, Inc.	10,040,961
171,333	Northern Trust Corporation	9,318,802
368,700	Piedmont Office Realty Trust, Inc.	6,400,632
188,900	Protective Life Corporation	8,037,695

Shares	Common Stock (95.3%)	Value
Financials (20.9%) - continued
204,160	W.R. Berkley Corporation	$8,750,298
399,572	Zions Bancorporation	10,956,264

	Total	128,262,648

Health Care (11.6%)
164,600	Acorda Therapeutics, Inc.[a]	5,642,488
649,000	Allscripts Healthcare Solutions, Inc.[a]	9,650,630
70,582	C.R. Bard, Inc.	8,131,046
137,500	Illumina, Inc.[a,b]	11,114,125
154,400	ResMed, Inc.[b]	8,155,408
266,300	Thoratec Corporation[a]	9,930,327
75,200	Waters Corporation[a]	7,986,992
130,969	Zimmer Holdings, Inc.	10,757,794

	Total	71,368,810

Industrials (13.9%)
141,644	ADT Corporation[a]	5,759,245
120,500	AGCO Corporation	7,280,610
250,093	CSX Corporation	6,437,394
139,500	Flowserve Corporation	8,703,405
316,600	Foster Wheeler AGa	8,339,244
313,666	Manitowoc Company, Inc.	6,141,580
114,008	Manpower, Inc.	8,292,942
310,634	Oshkosh Corporation[a]	15,214,854
91,682	Parker Hannifin Corporation	9,967,667
636,100	Southwest Airlines Company	9,261,616

	Total	85,398,557

Information Technology (22.4%)
121,600	Alliance Data Systems Corporation[a,b]	25,714,752
798,083	Applied Materials, Inc.	13,998,376
211,700	Autodesk, Inc.[a]	8,715,689
327,466	CoreLogic, Inc.[a]	8,857,955
145,404	eBay, Inc.[a]	8,112,089
337,632	Juniper Networks, Inc.[a]	6,705,372
151,400	NetApp, Inc.	6,452,668
1,002,766	NVIDIA Corporation	15,603,039
242,700	SunPower Corporation[a,b]	6,349,032
661,722	Teradyne, Inc.[a]	10,931,647
750,234	TriQuint Semiconductor, Inc.[a]	6,099,402
717	Workday, Inc.[a]	58,027
192,203	Xilinx, Inc.	9,006,633
341,600	Yahoo!, Inc.[a]	11,327,456

	Total	137,932,137

Materials (3.8%)
247,500	Owens-Illinois, Inc.[a]	7,429,950
128,112	Silgan Holdings, Inc.	6,021,264
572,300	Steel Dynamics, Inc.	9,563,133

	Total	23,014,347

Utilities (2.4%)
286,900	CMS Energy Corporation	7,551,208
222,300	Public Service Enterprise Group, Inc.	7,320,339

	Total	14,871,547

	Total Common Stock (cost $435,740,766)	585,861,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Collateral Held for Securities Loaned (9.2%)	Value
56,354,825	Thrivent Cash Management Trust	$56,354,825

	Total Collateral Held for Securities Loaned (cost $56,354,825)	56,354,825

Shares or Principal Amount	Short-Term Investments (4.3%)	Value
	Thrivent Cash Management Trust
26,573,820	0.070%	26,573,820

	Total Short-Term Investments (at amortized cost)	26,573,820

	Total Investments (cost $518,669,411) 108.8%	$668,790,241

	Other Assets and Liabilities, Net (8.8%)	(54,114,840)

	Total Net Assets 100.0%	$614,675,401

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$151,893,752
Gross unrealized depreciation	(1,772,922)

Net unrealized appreciation (depreciation)	$150,120,830

Cost for federal income tax purposes	$518,669,411

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	75,800,013	75,800,013	–	–
Consumer Staples	11,652,111	11,652,111	–	–
Energy	37,561,426	37,561,426	–	–
Financials	128,262,648	128,262,648	–	–
Health Care	71,368,810	71,368,810	–	–
Industrials	85,398,557	85,398,557	–	–
Information Technology	137,932,137	137,932,137	–	–
Materials	23,014,347	23,014,347	–	–
Utilities	14,871,547	14,871,547	–	–
Collateral Held for Securities Loaned	56,354,825	56,354,825	–	–
Short-Term Investments	26,573,820	26,573,820	–	–

Total	$668,790,241	$668,790,241	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$33,267,675	$223,568,448	$200,481,298	56,354,825	$56,354,825	$79,856
Cash Management Trust- Short Term Investment	20,972,804	55,248,939	49,647,923	26,573,820	26,573,820	17,597
Total Value and Income Earned	54,240,479				82,928,645	97,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (13.7%)
5,900	Aaron’s, Inc.	$163,430
5,600	Advance Auto Parts, Inc.	463,008
6,050	Aeropostale, Inc.[a]	56,870
4,600	AMC Networks, Inc.[a]	315,008
13,080	American Eagle Outfitters, Inc.	182,989
3,550	ANN, Inc.[a]	128,581
7,700	Apollo Group, Inc.[a,b]	160,237
9,800	Ascena Retail Group, Inc.[a]	195,314
3,000	Bally Technologies, Inc.[a,b]	216,180
4,500	Big Lots, Inc.[a]	166,905
2,010	Bob Evans Farms, Inc.	115,113
5,155	Brinker International, Inc.[b]	208,932
3,600	Cabela’s, Inc.[a]	226,908
4,600	Carter’s, Inc.	349,094
3,800	Cheesecake Factory, Inc.	167,010
12,400	Chico’s FAS, Inc.	206,584
8,000	Cinemark Holdings, Inc.	253,920
4,700	CST Brands, Inc.	140,060
2,700	Deckers Outdoor Corporation[a,b]	177,984
4,400	DeVry, Inc.[b]	134,464
7,900	Dick’s Sporting Goods, Inc.	421,702
4,300	Domino’s Pizza, Inc.	292,185
5,500	DreamWorks Animation SKG, Inc.[a]	156,530
11,500	Foot Locker, Inc.	390,310
11,120	Gentex Corporation	284,561
4,500	Guess ?, Inc.[b]	134,325
7,700	Hanesbrands, Inc.	479,787
2,600	HSN, Inc.	139,412
2,170	International Speedway Corporation	70,091
9,100	Jarden Corporation[a]	440,440
3,600	John Wiley and Sons, Inc.	171,684
6,400	KB Home[b]	115,328
5,000	Lamar Advertising Company[a]	235,150
3,100	Life Time Fitness, Inc.[a,b]	159,557
23,200	LKQ Corporation[a]	739,152
3,000	M.D.C. Holdings, Inc.	90,030
2,100	Matthews International Corporation	79,968
2,900	Meredith Corporation	138,098
4,670	Mohawk Industries, Inc.[a]	608,267
3,400	Murphy USA, Inc.[a]	137,326
9,700	New York Times Company[a]	121,929
300	NVR, Inc.[a]	275,757
18,600	Office Depot, Inc.[a]	89,838
2,200	Panera Bread Company[a]	348,766
5,000	Polaris Industries, Inc.[b]	645,900
3,400	Regis Corporation	49,912
4,200	Rent-A-Center, Inc.	160,020
7,850	Saks, Inc.[a]	125,129
1,910	Scholastic Corporation[b]	54,721
3,800	Scientific Games Corporation[a]	61,446
16,400	Service Corporation International	305,368
6,200	Signet Jewelers, Ltd.	444,230
5,320	Sotheby’s Holdings, Inc.	261,372
4,700	Tempur-Pedic International, Inc.[a]	206,612
3,400	Thor Industries, Inc.	197,336
11,800	Toll Brothers, Inc.[a]	382,674
10,800	Tractor Supply Company	725,436
3,900	Tupperware Brands Corporation	336,843
6,200	Under Armour, Inc.[a]	492,590
2,900	Valassis Communications, Inc.[b]	83,752
21,914	Wendy’s Company	185,831

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (13.7%) - continued
6,880	Williams-Sonoma, Inc.	$386,656
4,200	WMS Industries, Inc.[a]	108,990

	Total	15,363,602

Consumer Staples (3.7%)
10,720	Church & Dwight Company, Inc.	643,736
7,300	Dean Foods Company[a]	140,890
4,850	Energizer Holdings, Inc.	442,077
13,525	Flowers Foods, Inc.	289,976
10,100	Green Mountain Coffee Roasters, Inc.[a]	760,833
3,810	Harris Teeter Supermarkets, Inc.	187,414
9,500	Hillshire Brands Company	292,030
6,000	Ingredion, Inc.	397,020
1,540	Lancaster Colony Corporation	120,567
2,500	Post Holdings, Inc.[a]	100,925
15,200	SUPERVALU, Inc.[a]	125,096
1,557	Tootsie Roll Industries, Inc.[b]	47,987
3,800	United Natural Foods, Inc.[a]	255,436
1,840	Universal Corporation	93,711
13,400	WhiteWave Foods Company[a,b]	267,598

	Total	4,165,296

Energy (5.6%)
17,100	Alpha Natural Resources, Inc.[a]	101,916
16,400	Arch Coal, Inc.[b]	67,404
4,500	Atwood Oceanics, Inc.[a]	247,680
3,800	Bill Barrett Corporation[a,b]	95,418
1,500	CARBO Ceramics, Inc.	148,665
6,700	Cimarex Energy Company	645,880
5,900	Dresser-Rand Group, Inc.[a]	368,160
3,100	Dril-Quip, Inc.[a]	355,725
5,600	Energen Corporation	427,784
7,600	Helix Energy Solutions Group, Inc.[a]	192,812
15,490	HollyFrontier Corporation	652,284
8,400	Oceaneering International, Inc.	682,416
4,300	Oil States International, Inc.[a]	444,878
11,400	Patterson-UTI Energy, Inc.	243,732
4,700	Rosetta Resources, Inc.[a]	255,962
5,200	SM Energy Company	401,388
12,300	Superior Energy Services, Inc.[a]	307,992
3,800	Tidewater, Inc.	225,302
3,400	Unit Corporation[a]	158,066
5,600	World Fuel Services Corporation	208,936

	Total	6,232,400

Financials (21.9%)
4,100	Affiliated Managers Group, Inc.[a]	748,824
3,360	Alexander & Baldwin, Inc.[a]	121,027
5,500	Alexandria Real Estate Equities, Inc.	351,175
1,300	Alleghany Corporation[a]	532,545
8,100	American Campus Communities, Inc.	276,615
5,435	American Financial Group, Inc.	293,816
17,380	Apollo Investment Corporation	141,647
9,900	Arthur J. Gallagher & Company	432,135
5,200	Aspen Insurance Holdings, Ltd.	188,708
12,793	Associated Banc-Corp	198,164
6,470	Astoria Financial Corporation	80,487
6,500	BancorpSouth, Inc.[b]	129,610
3,400	Bank of Hawaii Corporation	185,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

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Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Financials (21.9%) - continued
14,900	BioMed Realty Trust, Inc.	$276,991
6,000	BRE Properties, Inc.	304,560
9,200	Brown & Brown, Inc.	295,320
6,600	Camden Property Trust	405,504
5,700	Cathay General Bancorp	133,209
6,800	CBOE Holdings, Inc.	307,564
3,620	City National Corporation	241,309
5,937	Commerce Bancshares, Inc.	260,100
6,800	Corporate Office Properties Trust	157,080
8,970	Corrections Corporation of America REIT	309,914
4,100	Cullen/Frost Bankers, Inc.[b]	289,255
25,100	Duke Realty Corporation	387,544
10,700	East West Bancorp, Inc.	341,865
9,400	Eaton Vance Corporation	365,002
4,900	Equity One, Inc.	107,114
2,900	Essex Property Trust, Inc.	428,330
3,710	Everest Re Group, Ltd.	539,471
8,200	Extra Space Storage, Inc.	375,150
5,100	Federal Realty Investment Trust	517,395
7,300	Federated Investors, Inc.[b]	198,268
16,705	Fidelity National Financial, Inc.	444,353
8,300	First American Financial Corporation	202,105
18,600	First Horizon National Corporation	204,414
27,400	First Niagara Financial Group, Inc.	284,138
12,798	FirstMerit Corporation	277,845
15,000	Fulton Financial Corporation	175,200
2,000	Greenhill & Company, Inc.	99,760
6,400	Hancock Holding Company	200,832
3,370	Hanover Insurance Group, Inc.	186,428
7,750	HCC Insurance Holdings, Inc.	339,605
6,900	Highwoods Properties, Inc.	243,639
4,400	Home Properties, Inc.	254,100
10,800	Hospitality Properties Trust	305,640
4,400	International Bancshares Corporation	95,172
11,600	Janus Capital Group, Inc.[b]	98,716
3,400	Jones Lang LaSalle, Inc.	296,820
4,000	Kemper Corporation	134,400
6,300	Kilroy Realty Corporation	314,685
11,000	Liberty Property Trust	391,600
6,800	Mack-Cali Realty Corporation	149,192
2,800	Mercury General Corporation	135,268
9,400	MSCI, Inc.[a]	378,444
9,400	National Retail Properties, Inc.	299,108
34,111	New York Community Bancorp, Inc.[b]	515,417
18,650	Old Republic International Corporation	287,210
9,100	Omega Healthcare Investors, Inc.	271,817
3,107	Potlatch Corporation	123,286
4,200	Primerica, Inc.	169,428
4,300	Prosperity Bancshares, Inc.	265,912
6,070	Protective Life Corporation	258,278
9,525	Raymond James Financial, Inc.	396,907
9,712	Rayonier, Inc. REIT	540,473
15,200	Realty Income Corporation	604,200
7,100	Regency Centers Corporation	343,285
5,500	Reinsurance Group of America, Inc.	368,445
11,240	SEI Investments Company	347,428
14,500	Senior Housing Property Trust	338,430

Shares	Common Stock (97.1%)	Value
Financials (21.9%) - continued
3,600	Signature Bank[a]	$329,472
7,100	SL Green Realty Corporation	630,764
3,400	StanCorp Financial Group, Inc.	187,068
3,530	SVB Financial Group[a]	304,886
75,900	Synovus Financial Corporation	250,470
4,900	Taubman Centers, Inc.	329,819
12,720	TCF Financial Corporation	181,642
5,200	Trustmark Corporation	133,120
19,403	UDR, Inc.	459,851
15,384	Valley National Bancorp[b]	153,071
8,475	W.R. Berkley Corporation	363,238
6,640	Waddell & Reed Financial, Inc.	341,827
8,027	Washington Federal, Inc.	165,998
6,930	Webster Financial Corporation	176,923
8,700	Weingarten Realty Investors	255,171
2,120	Westamerica Bancorporation	105,449

	Total	24,631,577

Health Care (8.6%)
12,300	Allscripts Healthcare Solutions, Inc.[a]	182,901
1,500	Bio-Rad Laboratories, Inc.[a]	176,340
3,800	Charles River Laboratories International, Inc.[a]	175,788
7,300	Community Health Systems, Inc.	302,950
3,800	Cooper Companies, Inc.	492,822
4,310	Covance, Inc.[a]	372,643
5,100	Cubist Pharmaceuticals, Inc.[a]	324,105
8,800	Endo Pharmaceutical Holdings, Inc.[a]	399,872
20,100	Health Management Associates, Inc.[a]	257,280
6,180	Health Net, Inc.[a]	195,906
6,700	Henry Schein, Inc.[a]	694,790
4,550	Hill-Rom Holdings, Inc.	163,027
6,800	HMS Holdings Corporation[a]	146,268
20,900	Hologic, Inc.[a]	431,585
4,100	IDEXX Laboratories, Inc.[a,b]	408,565
3,700	LifePoint Hospitals, Inc.[a]	172,531
4,400	Mallinckrodt, LLC[a]	193,996
4,000	Masimo Corporation	106,560
3,900	Mednax, Inc.[a]	391,560
2,300	Mettler-Toledo International, Inc.[a]	552,207
8,020	Omnicare, Inc.	445,110
4,850	Owens & Minor, Inc.[b]	167,761
11,000	ResMed, Inc.[b]	581,020
4,800	Salix Pharmaceuticals, Ltd.[a]	321,024
4,600	STERIS Corporation	197,616
2,500	Techne Corporation	200,150
3,140	Teleflex, Inc.	258,359
4,400	Thoratec Corporation[a]	164,076
3,600	United Therapeutics Corporation[a]	283,860
6,900	Universal Health Services, Inc.	517,431
6,900	VCA Antech, Inc.[a]	189,474
3,400	Wellcare Health Plans, Inc.[a]	237,116

	Total	9,704,693

Industrials (15.7%)
3,300	Acuity Brands, Inc.	303,666
7,800	Aecom Technology Corporation[a]	243,906
7,030	AGCO Corporation	424,753
5,380	Alaska Air Group, Inc.	336,896
2,500	Alliant Techsystems, Inc.	243,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (15.7%) - continued
7,600	B/E Aerospace, Inc.[a]	$561,032
3,760	Brink’s Company	106,408
4,940	Carlisle Companies, Inc.	347,233
3,900	CLARCOR, Inc.	216,567
4,300	Clean Harbors, Inc.[a]	252,238
4,330	Con-way, Inc.	186,580
8,600	Copart, Inc.[a]	273,394
2,600	Corporate Executive Board Company	188,812
3,800	Crane Company	234,346
3,900	Deluxe Corporation	162,474
10,500	Donaldson Company, Inc.	400,365
2,400	Esterline Technologies Corporation[a]	191,736
14,600	Exelis, Inc.	229,366
12,900	Fortune Brands Home and Security, Inc.	537,027
3,200	FTI Consulting, Inc.[a]	120,960
3,520	GATX Corporation	167,270
3,800	General Cable Corporation	120,650
3,300	Genesee & Wyoming, Inc.[a]	306,801
4,800	Graco, Inc.	355,488
2,760	Granite Construction, Inc.	84,456
6,200	Harsco Corporation	154,380
4,590	Herman Miller, Inc.	133,936
3,530	HNI Corporation	127,715
4,130	Hubbell, Inc.	432,576
3,801	Huntington Ingalls Industries, Inc.	256,187
6,300	IDEX Corporation	411,075
7,000	ITT Corporation	251,650
7,040	JB Hunt Transport Services, Inc.	513,427
16,775	JetBlue Airways Corporation[a,b]	111,722
11,400	KBR, Inc.	372,096
6,040	Kennametal, Inc.	275,424
4,400	Kirby Corporation[a]	380,820
3,500	Landstar System, Inc.	195,930
3,500	Lennox International, Inc.	263,410
6,400	Lincoln Electric Holdings, Inc.	426,368
6,070	Manpower, Inc.	441,532
3,260	Matson, Inc.	85,510
2,400	Mine Safety Appliances Company	123,864
3,700	MSC Industrial Direct Company, Inc.	300,995
4,680	Nordson Corporation	344,588
6,700	Oshkosh Corporation[a]	328,166
14,100	R.R. Donnelley & Sons Company[b]	222,780
3,500	Regal-Beloit Corporation	237,755
4,922	Rollins, Inc.	130,482
3,460	SPX Corporation	292,854
8,600	Terex Corporation[a]	288,960
6,200	Timken Company	374,480
5,000	Towers Watson & Company	534,800
6,095	Trinity Industries, Inc.	276,408
4,000	Triumph Group, Inc.	280,880
7,198	United Rentals, Inc.[a,b]	419,572
5,800	URS Corporation	311,750
7,000	UTI Worldwide, Inc.	105,770
2,100	Valmont Industries, Inc.	291,711
7,500	Wabtec Corporation	471,525
9,500	Waste Connections, Inc.	431,395
2,100	Watsco, Inc.	197,967
3,500	Werner Enterprises, Inc.	81,655

Shares	Common Stock (97.1%)	Value
Industrials (15.7%) - continued
4,700	Woodward, Inc.	$191,901

	Total	17,670,340

Information Technology (15.8%)
7,300	3D Systems Corporation[a,b]	394,127
3,020	ACI Worldwide, Inc.[a]	163,261
5,690	Acxiom Corporation[a]	161,539
4,480	ADTRAN, Inc.	119,347
47,500	Advanced Micro Devices, Inc.[a]	180,500
3,100	Advent Software, Inc.	98,425
3,800	Alliance Data Systems Corporation[a]	803,586
7,200	ANSYS, Inc.[a]	622,944
5,900	AOL, Inc.[a]	204,022
7,670	Arrow Electronics, Inc.[a]	372,225
33,020	Atmel Corporation[a]	245,669
10,620	Avnet, Inc.	442,960
9,200	Broadridge Financial Solutions, Inc.	292,100
21,980	Cadence Design Systems, Inc.[a]	296,730
8,000	Ciena Corporation[a,b]	199,840
3,400	CommVault Systems, Inc.[a]	298,622
16,600	Compuware Corporation	185,920
3,600	Concur Technologies, Inc.[a,b]	397,800
8,000	Convergys Corporation	150,000
7,400	CoreLogic, Inc.[a]	200,170
9,300	Cree, Inc.[a,b]	559,767
10,600	Cypress Semiconductor Corporation[a]	99,004
4,930	Diebold, Inc.	144,745
2,310	DST Systems, Inc.	174,197
3,800	Equinix, Inc.[a,b]	697,870
3,100	FactSet Research Systems, Inc.[b]	338,210
2,750	Fair Isaac Corporation	152,020
9,900	Fairchild Semiconductor International, Inc.[a]	137,511
7,200	Gartner, Inc.[a]	432,000
5,800	Global Payments, Inc.	296,264
8,400	Informatica Corporation[a]	327,348
11,800	Ingram Micro, Inc.[a]	271,990
10,550	Integrated Device Technology, Inc.[a]	99,381
3,200	InterDigital, Inc.	119,456
5,450	International Rectifier Corporation[a]	134,996
9,800	Intersil Corporation	110,054
3,000	Itron, Inc.[a]	128,490
6,560	Jack Henry & Associates, Inc.	338,561
5,625	Leidos Holdings, Inc.	256,050
6,600	Lender Processing Services, Inc.	219,582
4,800	Lexmark International, Inc.[b]	158,400
1,800	ManTech International Corporation	51,768
7,470	Mentor Graphics Corporation	174,574
5,900	MICROS Systems, Inc.[a]	294,646
8,700	Monster Worldwide, Inc.[a]	38,454
7,562	National Instruments Corporation	233,893
12,800	NCR Corporation[a]	507,008
5,000	NeuStar, Inc.[a]	247,400
3,440	Plantronics, Inc.	158,412
13,140	Polycom, Inc.[a]	143,489
9,200	PTC, Inc.[a]	261,556
8,800	Rackspace Hosting, Inc.[a]	464,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.1%)	Value
Information Technology (15.8%) - continued
21,740	RF Micro Devices, Inc.[a]	$122,614
12,700	Riverbed Technology, Inc.[a]	185,293
7,840	Rovi Corporation[a]	150,293
3,214	Science Applications International Corporation[a]	108,472
5,290	Semtech Corporation[a]	158,647
3,000	Silicon Laboratories, Inc.[a]	128,130
14,500	Skyworks Solutions, Inc.[a]	360,180
5,100	Solarwinds, Inc.[a]	178,806
5,300	Solera Holdings, Inc.	280,211
18,600	SunEdison, Inc.[a]	148,242
11,980	Synopsys, Inc.[a]	451,646
2,880	Tech Data Corporation[a]	143,741
11,800	TIBCO Software, Inc.[a]	301,962
19,900	Trimble Navigation, Ltd.[a]	591,229
5,400	ValueClick, Inc.[a]	112,590
8,400	VeriFone Systems, Inc.[a]	192,024
10,220	Vishay Intertechnology, Inc.[a]	131,736
3,000	WEX, Inc.[a]	263,250
3,900	Zebra Technologies Corporation[a]	177,567

	Total	17,787,804

Materials (6.8%)
6,320	Albemarle Corporation	397,781
5,100	AptarGroup, Inc.	306,663
5,600	Ashland, Inc.	517,888
4,590	Cabot Corporation	196,039
4,100	Carpenter Technology Corporation	238,251
9,000	Commercial Metals Company	152,550
2,600	Compass Minerals International, Inc.	198,302
2,860	Cytec Industries, Inc.	232,690
2,500	Domtar Corporation[b]	198,550
3,800	Eagle Materials, Inc.	275,690
2,400	Greif, Inc.	117,672
4,300	Intrepid Potash, Inc.[b]	67,424
10,900	Louisiana-Pacific Corporation[a]	191,731
3,620	Martin Marietta Materials, Inc.[b]	355,375
2,660	Minerals Technologies, Inc.	131,324
900	NewMarket Corporation	259,119
6,200	Olin Corporation	143,034
7,600	Packaging Corporation of America	433,884
6,000	Reliance Steel & Aluminum Company	439,620
5,600	Rock-Tenn Company	567,112
5,000	Royal Gold, Inc.	243,300
10,300	RPM International, Inc.	372,860
3,400	Scotts Miracle-Gro Company	187,102
3,830	Sensient Technologies Corporation	183,419
3,400	Silgan Holdings, Inc.	159,800
7,780	Sonoco Products Company	302,953
17,100	Steel Dynamics, Inc.	285,741
6,260	Valspar Corporation	397,072
4,100	Worthington Industries, Inc.	141,163

	Total	7,694,109

Telecommunications Services (0.5%)
7,595	Telephone & Data Systems, Inc.	224,432

Shares	Common Stock (97.1%)	Value
Telecommunications Services (0.5%) - continued
11,300	TW Telecom, Inc.[a]	$337,475

	Total	561,907

Utilities (4.8%)
8,600	Alliant Energy Corporation	426,130
13,632	Aqua America, Inc.	337,119
7,000	Atmos Energy Corporation	298,130
3,400	Black Hills Corporation	169,524
4,700	Cleco Corporation	210,748
11,863	Great Plains Energy, Inc.	263,359
7,680	Hawaiian Electric Industries, Inc.[b]	192,768
3,830	IDACORP, Inc.	185,372
14,625	MDU Resources Group, Inc.	409,061
6,500	National Fuel Gas Company	446,940
18,200	NV Energy, Inc.	429,702
15,380	OGE Energy Corporation	555,064
6,175	PNM Resources, Inc.	139,740
13,500	Questar Corporation	303,615
8,800	UGI Corporation	344,344
6,390	Vectren Corporation	213,107
9,820	Westar Energy, Inc.[b]	300,983
4,010	WGL Holdings, Inc.	171,267

	Total	5,396,973

	Total Common Stock (cost $76,091,961)	109,208,701

Shares	Collateral Held for Securities Loaned (7.4%)	Value
8,322,798	Thrivent Cash Management Trust	8,322,798

	Total Collateral Held for Securities Loaned (cost $8,322,798)	8,322,798

Shares or Principal Amount	Short-Term Investments (3.1%)	Value
200,000	Federal Home Loan Bank Discount Notes 0.093%, 11/22/2013[c,d]	199,973
100,000	0.080%, 12/13/2013[c,d]	99,984
	Federal National Mortgage Association Discount Notes
100,000	0.100%, 12/4/2013[c,d]	99,982
	Thrivent Cash Management Trust
3,092,948	0.070%	3,092,948

	Total Short-Term Investments (at amortized cost)	3,492,887

	Total Investments (cost $87,907,646) 107.6%	$121,024,386

	Other Assets and Liabilities, Net (7.6%)	(8,581,976)

	Total Net Assets 100.0%	$112,442,410

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2013, $399,939 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of September 30, 2013

(unaudited)

d	At September 28, 2012, $199,930 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,314,538
Gross unrealized depreciation	(3,197,798)

Net unrealized appreciation (depreciation)	$33,116,740

Cost for federal income tax purposes	$87,907,646

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	15,363,602	15,363,602	–	–
Consumer Staples	4,165,296	4,165,296	–	–
Energy	6,232,400	6,232,400	–	–
Financials	24,631,577	24,631,577	–	–
Health Care	9,704,693	9,704,693	–	–
Industrials	17,670,340	17,670,340	–	–
Information Technology	17,787,804	17,787,804	–	–
Materials	7,694,109	7,694,109	–	–
Telecommunications Services	561,907	561,907	–	–
Utilities	5,396,973	5,396,973	–	–
Collateral Held for Securities Loaned	8,322,798	8,322,798	–	–
Short-Term Investments	3,492,887	3,092,948	399,939	–

Total	$121,024,386	$120,624,447	$399,939	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	29,058	29,058	–	–

Total Asset Derivatives	$29,058	$29,058	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	25	December 2013	$3,072,443	$3,101,501	$29,058
Total Futures Contracts					$29,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$2,749,485	$24,769,404	$19,196,091	8,322,798	$8,322,798	$27,154
Cash Management Trust- Short Term Investment	1,118,939	16,439,020	14,465,011	3,092,948	3,092,948	2,141
Total Value and Income Earned	3,868,424				11,415,746	29,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
Australia (3.3%)
471,627	Amcor, Ltd.	$4,601,458
1,104,077	Beach Energy, Ltd.	1,377,097
269,824	BHP Billiton, Ltd.	8,977,747
410,730	Breville Group, Ltd.[a]	3,352,726
72,656	CSL, Ltd.	4,336,680
425,224	DuluxGroup, Ltd.	2,093,610
82,643	Flight Centre, Ltd.[a]	3,726,805
1,208,794	Fortescue Metals Group, Ltd.[a]	5,383,749
735,896	Mermaid Marine Australia, Ltd.	2,541,796
100,620	Ramsay Health Care, Ltd.	3,398,560
1,015,734	Slater & Gordon, Ltd.	3,458,649
135,413	Super Retial Group, Ltd.	1,638,173
55,598	The Reject Shop Limited	908,175
221,355	Woolworths, Ltd.	7,233,453

	Total	53,028,678

Austria (0.3%)
50,483	OMV AG	2,492,811
5,429	Osterreichische Post Aktiengesellschaft	246,446
58,950	Voestalpine AG	2,818,174

	Total	5,557,431

Belgium (0.6%)
39,897	Anheuser-Busch InBev NV	3,957,693
86,948	Arseus NV	2,468,579
69,729	Colruyt SAa	3,868,028

	Total	10,294,300

Bermuda (0.1%)
56,422	Catlin Group, Ltd.	442,168
23,306	Hiscox, Ltd.	244,624
1,467,000	Pacific Basin Shipping, Ltd.	999,988

	Total	1,686,780

Brazil (1.6%)
35,700	Autometal SA	292,037
201,652	Banco Bradesco SA ADR	2,798,929
113,500	BR Properties SA	1,002,209
113,800	Cia Paranaense de Energia	1,597,400
183,900	Embraer SA	1,476,975
139,600	Even Construtora e Incorporadora SA	532,247
37,849	Lojas Renner SA	1,091,598
495,998	MMX Mineracao e Metalicos SAb	346,883
47,962	Multiplan Empreendimentos Imobiliarios SA	1,148,465
262,800	Petroleo Brasileiro SA ADR	4,070,772
144,000	Petroleo Brasileiro SA ADR[a]	2,409,120
1,444,207	Rossi Residencial SAb	2,072,183
93,500	Souza Cruz SA	1,118,389
56,079	Sul America SA	401,305
93,000	Ultrapar Participacoes SA ADR	2,286,870
133,490	Vale SA ADR	2,083,779
33,532	Vale SA ADR	476,490

	Total	25,205,651

Canada (3.8%)
53,526	ATCO, Ltd.[a]	2,322,292
526,079	Bombardier, Inc.[a]	2,446,404
137,297	Brookfield Asset Management, Inc.[a]	5,137,058
57,573	Canadian National Railway Company	5,833,594

Shares	Common Stock (89.0%)	Value
Canada (3.8%) - continued
175,300	Canadian Natural Resources, Ltd.	$5,508,918
182,791	Canadian Oil Sands, Ltd.	3,542,069
72,168	CGI Group, Inc.[b]	2,532,764
35,110	Empire Company, Ltd.	2,534,955
517,500	Encana Corporation[a]	8,968,275
111,131	Husky Energy, Inc.[a]	3,195,670
82,825	Loblaw Companies, Ltd.[a]	3,659,401
36,304	Magna International, Inc.	2,994,053
35,978	Methanex Corporation[a]	1,847,014
124,210	Parkland Fuel Corporation[a]	2,195,878
71,203	Pembina Pipeline Corporation	2,359,954
29,823	West Fraser Timber Company, Ltd.	2,683,650
343,037	Whitecap Resources, Inc.	4,029,657

	Total	61,791,606

Cayman Islands (0.2%)
3,774,000	NagaCorp, Ltd.	3,184,204

	Total	3,184,204

Chile (0.1%)
1,024,650	Aguas Andinas SA	706,039
47,274	Banco Santander Chile SA ADR[a]	1,242,834
17,922	Cia Cervecerias Unidas SA	476,904

	Total	2,425,777

China (0.8%)
243,000	Anhui Conch Cement Company, Ltd.[a]	781,599
2,488,000	China Construction Bank Corporation	1,917,434
720,000	China Shenhua Energy Company, Ltd.	2,197,605
2,002,000	Dongfeng Motor Group Company, Ltd.	3,045,623
3,692,000	PetroChina Company, Ltd.	4,068,136
1,186,000	Yanzhou Coal Mining Company, Ltd.[a]	1,162,203

	Total	13,172,600

Colombia (0.2%)
48,994	Bancolumbia SA	2,819,115

	Total	2,819,115

Cyprus (0.2%)
360,851	Prosafe SE	2,880,036

	Total	2,880,036

Czech Republic (0.2%)
14,596	Komercni Banka AS	3,247,927

	Total	3,247,927

Denmark (1.1%)
503,275	Danske Bank ASb	10,853,038
115,001	GN Store Nord AS	2,421,606
104,787	Matas ASb	2,518,416
671	Rockwool International	108,721
15,019	Royal Unibrew AS	1,784,376

	Total	17,686,157

Finland (0.7%)
148,810	Amer Sports Oyj	3,011,501
131,653	Huhtamaki Oyj	2,821,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
Finland (0.7%) - continued
223,774	Kemira Oyj	$3,453,641
105,939	Ramirent Oyj	1,290,059

	Total	10,576,370

France (5.9%)
83,247	Alten SA	3,562,146
737,982	AXA SA	17,127,702
150,350	Cap Gemini SA	8,941,156
6,475	Christian Dior SA	1,270,807
252,892	Compagnie de Saint-Gobain	12,551,646
12,688	Eiffage SA	690,322
429,500	GDF Suez	10,765,755
29,196	Ingenico[a]	2,103,980
122,857	Peugeot SAb	2,020,789
46,957	Publicis Groupe SA	3,735,346
90,880	Safran SA	5,597,357
3,726	Sartorius Stedim Biotech	564,561
41,380	Societe Television Francaise 1	718,062
14,825	Teleperformance	720,121
176,350	Total SAa	10,221,751
7,412	Valeo SA	632,925
82,705	Vinci SA	4,814,792
420,754	Vivendi SA	9,678,717

	Total	95,717,935

Germany (5.4%)
29,217	Allianz SE	4,596,666
82,682	Bayer AG	9,750,762
16,402	Continental AG	2,780,560
230,609	Daimler AG	17,980,588
145,350	Deutsche Boerse AG	10,938,840
80,181	Deutsche Post AG	2,659,448
10,261	Draegerwerk AG & Company KGaA[a]	1,306,691
31,871	Drillisch Aktiengesellschaft	768,023
45,882	Duerr AG	3,372,659
135,002	Jenoptik AG	2,112,003
31,165	KUKA AG	1,351,371
21,383	Morphosys AGb	1,659,828
89,459	Norma Group SE	4,310,408
55,270	ProSiebenSat.1 Media AG	2,347,842
9,232	SAP AG ADR	682,753
25,777	Siemens AG	3,108,663
60,616	Symrise AG	2,685,048
381,500	ThyssenKrupp AGa,b	9,136,170
78,329	United Internet AG	2,968,036
58,721	Wincor Nixdorf AG	3,664,076

	Total	88,180,435

Hong Kong (2.7%)
530,800	AIA Group, Ltd.	2,497,716
226,000	China Merchants Holdings International Company, Ltd.[a]	823,171
796,000	China Mobile, Ltd.	8,956,713
5,053,750	Guangzhou Automobile Group Company, Ltd.	5,483,554
365,000	Hang Lung Group, Ltd.	1,950,922
942,700	Hutchison Whampoa, Ltd.	11,306,305
4,450,792	New World Development Company, Ltd.	6,689,091
1,201,500	Sinotruk Hong Kong, Ltd.	614,200
113,000	Swire Pacific, Ltd., Class A	1,355,494
340,000	Swire Pacific, Ltd., Class B	789,398
78,700	Swire Properties, Ltd.	220,982

Shares	Common Stock (89.0%)	Value
Hong Kong (2.7%) - continued
378,000	Weichai Power Company, Ltd.	$1,479,112
437,000	Wheelock and Company, Ltd.	2,318,244

	Total	44,484,902

Hungary (0.1%)
82,000	Richter Gedeon Nyrt	1,427,957

	Total	1,427,957

India (0.8%)
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	634,951
7,344	Grasim Industries, Ltd.	310,678
8,000	Grasim Industries, Ltd. GDR	338,102
35,500	Hero Motocorp, Ltd.	1,139,667
122,000	Hindustan Unilever, Ltd.	1,223,229
142,741	Housing Development Finance Corporation	1,743,690
25,000	ICICI Bank, Ltd.	355,999
10,400	ICICI Bank, Ltd. ADR	316,992
26,000	Infosys, Ltd.	1,249,556
49,929	Infosys, Ltd. ADR[a]	2,402,085
182,542	ITC, Ltd.	992,814
57,860	Reliance Industries, Ltd.[c]	1,517,241
20,696	Ultra Tech Cement, Ltd.	598,637
4,570	Ultra Tech Cement, Ltd. GDR	132,074

	Total	12,955,715

Indonesia (0.4%)
1,480,000	AKR Corporindo Tbk PT	511,313
1,094,500	Bank Rakyat Indonesia Persero Tbk PT	684,674
622,000	Indo Tambangraya Megah Tbk PT	1,412,674
3,676,000	PT Astra International Tbk	2,048,130
1,270,000	United Tractors Tbk PT	1,789,470
3,406,500	Vale Indonesia Tbk PT	662,895

	Total	7,109,156

Ireland (0.7%)
86,385	FBD Holdings plc	1,741,303
21,609	Grafton Group plc	204,210
59,076	Ryanair Holdings plc ADR	2,938,441
144,479	Smurfit Kappa Group plc	3,266,649
565,289	United Drug plc	2,928,484

	Total	11,079,087

Israel (0.5%)
23,897	Caesarstone Sdot-Yam, Ltd.[b]	1,091,615
213,562	Mizrahi Tefahot Bank, Ltd.	2,351,409
22,760	SodaStream International, Ltd.[a,b]	1,419,996
90,850	Teva Pharmaceutical Industries, Ltd. ADR	3,432,313

	Total	8,295,333

Italy (2.5%)
21,962	Ansaldo STS SPA	203,306
148,439	Azimut Holding SPA	3,394,998
39,149	Banca Generali SPA	885,466
8,699	Banca IFIS SPA	116,505
2,119,722	Banca Popolare di Milano SCRL[b]	1,199,674
462,350	Eni SPA[a]	10,628,587
8,418	I.M.A. Industria Macchine Automatiche SPA	246,443
7,373,650	Intesa Sanpaolo SPA	15,252,626
906,899	Mediaset SPA[b]	3,679,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
Italy (2.5%) - continued
108,882	Recordati SPA	$1,310,453
176,204	Safilo Group SPA[b]	3,461,009
43,007	Unipol Gruppo Finanziario SPA	154,267
3,064	Yoox SPA[b]	105,188

	Total	40,638,114

Japan (16.3%)
14,000	77 Bank, Ltd.	69,095
192,400	Aderans Company, Ltd.	2,784,478
8,300	Aisan Industry Company, Ltd.	82,562
75,800	Aoyama Trading Company, Ltd.	2,070,842
53,400	Asahi Intecc Company, Ltd.[a]	3,503,967
132,805	Asics Corporation	2,295,176
348,500	Bridgestone Corporation	12,771,995
33,500	Daifuku Company, Ltd.	363,920
1,397,601	Daiwa Securities Group, Inc.	12,612,864
55,100	East Japan Railway Company	4,748,779
364,000	Ebara Corporation	2,046,568
41,000	EDION Corporation	205,356
67,700	Electric Power Development Company, Ltd.	2,210,447
217,000	Fuji Heavy Industries, Ltd.	6,046,844
8,000	Fuji Machine Manufacturing Company, Ltd.	79,775
53	Global One Real Estate Investment Corporation	317,431
103,100	GMO Internet, Inc.	1,348,220
21	Hankyu REIT, Inc.	126,322
14,500	Heiwa Real Estate Company, Ltd.	267,985
177,000	Hino Motors, Ltd.	2,623,217
5,800	Hitachi Capital Corporation	140,160
576,000	Hitachi, Ltd.	3,816,718
109,800	Horiba, Ltd.	4,118,912
2,800	IBJ Leasing Company, Ltd.	73,161
21,000	Iino Kaiun Kaisha, Ltd.	136,455
244	Ikyu Corporation	406,800
71	Industrial & Infrastructure Fund Investment Corporation	674,028
12,000	Jaccs Company, Ltd.	60,446
107	Japan Rental Housing Investments, Inc.	79,438
29,700	Japan Securities Finance Company, Ltd.	224,029
211,600	Japan Tobacco, Inc.	7,628,132
187,600	JTEKT Corporation	2,580,125
765,000	Kawasaki Kisen Kaisha, Ltd.	1,802,133
98,600	KDDI Corporation	5,067,050
323,000	Kenedix, Inc.[b]	1,730,640
4,500	Komori Corporation	66,340
75,000	Kurimoto, Ltd.	223,197
121,000	KYB Company, Ltd.	785,279
3,000	Kyoritsu Maintenance Company, Ltd.	123,357
59,400	LIXIL Group Corporation	1,224,527
276	M3, Inc.	765,366
13,000	Maeda Road Construction Company, Ltd.	215,750
320,000	Marubeni Corporation[a]	2,530,689
66,400	Matsumotokiyoshi Holdings Company, Ltd.[a]	2,147,338
118	MID Reit, Inc.	278,899
119,900	Mitsubishi Corporation[a]	2,434,428
564,000	Mitsubishi Heavy Industries, Ltd.	3,252,458

Shares	Common Stock (89.0%)	Value
Japan (16.3%) - continued
360,200	Mitsubishi UFJ Financial Group, Inc.[a]	$2,310,452
778,000	Mitsui Engineering & Shipbuilding Company, Ltd.	1,602,325
108,000	Mitsui Fudosan Company, Ltd.	3,647,093
75,100	MonotaRO Company, Ltd.	2,206,342
504,850	Mori Seiki Company, Ltd.	7,877,176
577,645	MS and AD Insurance Group Holdings, Inc.[a]	15,140,442
3,800	NEC Capital Solutions, Ltd.	92,899
34,800	Nihon M&A Center, Inc.[a]	2,683,015
205,852	Nikkiso Company, Ltd.	2,172,483
48,000	NIPPO Corporation	822,918
62,100	Nippon Paper Industries Company, Ltd.	984,821
4,213,800	Nippon Sheet Glass Company[a,b]	5,430,546
23,000	Nippon Telegraph & Telephone Corporation[a]	1,197,166
938,000	Nippon Yusen Kabushiki Kaisha	2,974,633
1,131,800	Nissan Motor Company, Ltd.[a]	11,422,951
29,700	Nisshin Steel Holdings Company, Ltd.	395,287
10,000	Nisshinbo Holdings, Inc.	82,798
81,000	NS United Kaiun Kaisha, Ltd.[b]	216,617
266,000	NSK, Ltd.	2,728,575
39,000	Oki Electric Industry Company, Ltd.[b]	73,881
70,800	Omron Corporation	2,564,647
58,736	Pigeon Corporation	2,892,026
51,200	Relo Holdings, Inc.	2,295,647
31,231	Ryohin Keikaku Company, Ltd.	2,823,177
18,000	Sanyo Special Steel Company, Ltd.	94,308
120,400	Seiko Epson Corporation	1,987,947
125,000	Sekisui House, Ltd.	1,686,186
12,600	Shinko Electric Industries Company, Ltd.	133,050
117,500	Softbank Corporation	8,160,082
131,900	Sony Corporation[a]	2,831,216
33,000	Sumitomo Bakelite Company, Ltd	119,592
928,900	Sumitomo Corporation[a]	12,554,715
52,500	Sumitomo Mitsui Financial Group, Inc.[a]	2,542,336
2,834,800	Sumitomo Mitsui Trust Holdings, Inc.[a]	14,089,145
56,000	Sumitomo Realty & Development Company, Ltd.	2,669,096
191,000	Tadano, Ltd.	2,454,782
39,800	Takata Corporation	1,003,983
39,600	Tatsuta Electric Wire and Cable Company, Ltd.	303,599
11,000	Toei Company, Ltd.	66,546
1,590	Token Corporation	88,179
33,900	Tokyo Seimitsu Company, Ltd.	623,745
337,000	Tokyotokeiba Company, Ltd.	1,639,797
144,500	Totetsu Kogyo Company, Ltd.	3,244,820
64,000	Toyo Suisan Kaisha, Ltd.	1,879,097
278,100	Toyota Motor Corporation	17,836,653
9,000	Tsubakimoto Chain Company	62,810
324,800	Tsukui Corporation	3,968,097
35,700	Tsuruha Holdings, Inc.	3,149,788
42,400	ULVAC, Inc.[b]	389,901
6,800	Unipres Corporation	144,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
Japan (16.3%) - continued
40,800	United Arrows, Ltd.	$1,718,583
93,600	Zenkoku Hosho Company, Ltd.	4,155,277
35,200	ZUIKO Corporation	2,505,489

	Total	265,902,903

Jersey (1.0%)
756,850	WPP plc	15,553,395

	Total	15,553,395

Luxembourg (0.3%)
26,075	Aperam	399,118
47,000	Tenaris SA ADR[a]	2,198,660
116,417	Ternium SA ADR	2,796,337

	Total	5,394,115

Malaysia (0.3%)
502,200	CIMB Group Holdings Berhad	1,157,219
546,200	Genting Berhad	1,742,969
234,279	Malayan Banking Berhad	706,840
199,400	Public Bank Berhad	1,083,499

	Total	4,690,527

Mexico (0.7%)
4,479,800	America Movil SAB de CV	4,442,324
172,000	Consorcio ARA SAB de CVb	69,118
24,500	Fomento Economico Mexicano SAB de CV ADR	2,378,705
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,034,170
388,094	Grupo Financiero Banorte SAB de CV ADR	2,418,194
259,000	Organizacion Soriana SAB de CVb	837,182

	Total	11,179,693

Netherlands (3.2%)
2,347,050	Aegon NV	17,366,404
132,599	Arcelor Mittal	1,818,018
139,353	BE Semiconductor Industries NV	1,682,609
111,714	European Aeronautic Defence and Space Company	7,118,665
23,276	Gemalto NV	2,498,480
179,050	Koninklijke DSM NV	13,506,939
132,530	TKH Group NV	3,969,618
66,075	TomTom NVb	472,603
97,715	Unilever NV	3,729,459

	Total	52,162,795

New Zealand (0.4%)
1,020,519	Fisher & Paykel Healthcare Corporation, Ltd.	3,068,287
533,420	Ryman Healthcare, Ltd.	3,079,725

	Total	6,148,012

Norway (0.7%)
1,856,314	BW Offshore, Ltd.	2,516,839
128,479	DnB ASA	1,951,061
333,734	Tomra Systems ASA	3,135,738
74,739	Yara International ASA	3,086,087

	Total	10,689,725

Shares	Common Stock (89.0%)	Value
Panama (<0.1%)
3,195	Copa Holdings SA	$443,051

	Total	443,051

Philippines (0.2%)
2,281,000	Ayala Land, Inc.	1,426,572
537,742	Bank of the Philippine Islands	1,192,314

	Total	2,618,886

Poland (0.5%)
45,958	Bank Handlowy w Warszawie SA	1,630,880
86,332	Bank Pekao SA	4,935,108
68,717	Grupa Lotos SAb	808,262
383,548	Telekomunikacja Polska SA	1,019,405

	Total	8,393,655

Portugal (0.4%)
6,522,837	Banco Espirito Santo SAb	6,940,709

	Total	6,940,709

Russia (0.6%)
162,294	Gazprom OAO	1,431,433
38,500	Lukoil ADR	2,435,935
4,200	Magnit OJSC	840,000
199,488	Novolipetsk Steel OJSC	3,234,161
46,948	Phosagro OAO	468,344
169,007	Sberbank of Russia	2,033,747

	Total	10,443,620

Singapore (1.6%)
1,486,000	ARA Asset Management, Ltd.	1,937,308
309,000	DBS Group Holdings, Ltd.	4,045,006
1,410,000	Ezion Holdings, Ltd.[d]	2,475,334
1,091,415	Keppel Corporation, Ltd.	9,073,468
73,629	Keppel REIT Management, Ltd.[a]	72,099
1,560,000	Osim International, Ltd.[a]	2,399,287
1,234,000	Raffles Medical Group, Ltd.	3,098,698
794,000	Super Group, Ltd.	2,685,354

	Total	25,786,554

South Africa (0.8%)
79,745	AngloGold Ashanti, Ltd.	1,059,014
149,686	Barclays Africa Group	2,195,965
169,692	Impala Platinum Holdings, Ltd.	2,095,269
59,584	Massmart Holdings, Ltd.	997,186
133,292	MTN Group, Ltd.	2,602,963
163,898	PPC, Ltd.	492,988
146,190	Reunert, Ltd.	1,057,958
162,899	Sappi, Ltd.[b]	409,830
181,000	Truworths International, Ltd.	1,622,826

	Total	12,533,999

South Korea (3.3%)
5,401	E-Mart Company, Ltd.	1,216,960
9,426	Hyundai Department Store Company, Ltd.	1,413,217
16,854	Hyundai Heavy Industries Company, Ltd.	4,141,279
11,074	Hyundai Mobis	2,945,923
21,306	Hyundai Motor Company	4,970,968
39,600	Kangwon Land, Inc.	1,049,860
7,978	LG Chem, Ltd.	2,281,373
34,350	POSCO	10,175,574
41,264	POSCO ADR	3,038,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
South Korea (3.3%) - continued
5,650	Samsung Electronics Company, Ltd.	$4,605,363
20,810	Samsung Heavy Industries Company, Ltd.	832,152
122,418	Shinhan Financial Group Company, Ltd.	4,980,860
6,257	Shinsegae Company, Ltd.	1,343,210
8,673	SK Telecom Company, Ltd.	1,773,537
369,848	SK Telecom Company, Ltd. ADR[a]	8,395,550

	Total	53,164,507

Spain (1.7%)
33,294	Almirall SA	421,812
61,800	Atresmedia Corporacion de Medios de Comunicacion SA	794,445
1,747,695	Banco Popular Espanol SAb	9,382,079
339,306	Bankinter SA	1,827,479
79,030	Ebro Foods, SA	1,784,486
47,520	Gamesa Corporacion Tecnologia, S.A.	413,182
10,683	Grupo Catalana Occidente SA	324,869
2,151,546	Iberdrola SA	12,506,295
13,992	Papeles y Cartones de Europa SA	69,969

	Total	27,524,616

Sweden (1.2%)
42,197	Hexpol AB	2,983,731
78,236	Intrum Justitia AB	2,094,911
124,491	Investor AB	3,775,502
58,205	Loomis AB	1,282,056
139,372	Nordea Bank AB	1,681,814
382,903	Skandinaviska Enskilda Banken AB	4,058,868
92,538	Svenska Cellulosa AB SCA	2,331,889
83,066	Swedbank AB	1,934,849

	Total	20,143,620

Switzerland (8.4%)
66,980	Actelion, Ltd.[b]	4,755,688
154,950	Adecco SAb	11,053,516
1,523	Autoneum Holding AGb	182,941
12,466	Bucher Industries AG	3,192,861
75,672	Compagnie Financiere Richemont SA	7,582,019
403,404	Credit Suisse Group AGb	12,336,871
13,464	Emmi AGb	4,012,327
67,493	Ferrexpo plc	193,480
4,548	GAM Holding AGb	82,238
575	Georg Fischer AG	350,527
6,899	Givaudan SAb	10,083,432
687,119	Glencore Xstrata plc[b]	3,741,587
129,468	Holcim, Ltd.[b]	9,652,837
36,338	Implenia AGb	2,194,072
5,102	Kuoni Reisen Holding AGb	2,091,852
228,603	Nestle SA	15,941,429
231,800	Novartis AG	17,829,633
4,025	Panalpina Welttransport Holding AG	588,384
111,150	Roche Holding AG	29,996,427

	Total	135,862,121

Taiwan (0.6%)
363,000	Advanced Semiconductor Engineering, Inc.	351,106

Shares	Common Stock (89.0%)	Value
Taiwan (0.6%) - continued
397,000	Chipbond Technology Corporation	$819,759
3,217,000	Compal Electronics, Inc.	2,351,108
449,000	Novatek Microelectronics Corporation	1,859,811
290,300	Taiwan Mobile Company, Ltd.	1,029,670
916,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,122,346
53,000	TPK Holding Company, Ltd.	481,221

	Total	10,015,021

Thailand (1.9%)
729,675	Bangkok Bank pcl	4,598,651
178,300	Kasikornbank pcl	998,048
15,378,000	Krung Thai Bank pcl	9,449,389
238,100	PTT Exploration & Production pcl	1,246,471
871,350	PTT pcl	8,813,523
133,100	Siam Cement pcl	1,832,044
269,200	Siam Commercial Bank pcl	1,274,695
1,528,200	Thai Oil pcl	2,824,758

	Total	31,037,579

Turkey (0.3%)
522,982	Akbank TAS	1,927,359
55,340	BIM Birlesik Magazalar AS	1,139,440
268,000	Turkiye Garanti Bankasi AS	1,057,206

	Total	4,124,005

United Kingdom (12.0%)
140,652	African Minerals, Ltd.[b]	512,162
233,574	ARM Holdings plc	3,738,602
51,806	Ashmore Group plc	326,979
5,623	ASOS plc	466,201
97,624	Associated British Foods plc	2,962,897
214,275	Babcock International Group plc[b]	4,146,229
2,642,693	BAE Systems plc[b]	19,423,422
184,722	Bellway plc[b]	3,928,416
31,570	Berkeley Group Holdings plc	1,058,492
30,000	BHP Billiton plc	886,017
1,468,933	Blinkx plc[b]	3,587,181
174,996	British American Tobacco plc	9,209,964
439,798	Britvic plc	4,076,159
116,421	Cable & Wireless Communications plc	74,627
33,799	Chemring Group plc	166,232
379,743	Cineworld Group plc	2,335,299
275,999	CSR plc	2,299,986
43,812	Diageo plc	1,392,678
191,535	easyJet plc	3,957,834
19,700	Essentra plc	238,850
55,784	Fenner plc	359,426
4,522	Galliford Try plc	76,048
218,592	GlaxoSmithKline plc	5,496,033
2,540	Go-Ahead Group plc	68,979
502,306	Halma plc	4,605,026
25,552	Hikma Pharmaceuticals plc	429,929
626,804	Howden Joinery Group plc	2,958,841
190,750	HSBC Holdings plc ADR[a]	10,350,095
29,596	IG Group Holdings plc	277,299
616,061	Intermediate Capital Group plc	4,449,406
1,613,186	ITV plc	4,577,544
296,497	J Sainsbury plc	1,879,130
695,336	Jupiter Fund Management plc	4,123,859
5,921	Lancashire Holdings, Ltd.	73,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (89.0%)	Value
United Kingdom (12.0%) - continued
2,319,688	Lloyds TSB Group plc[b]	$2,761,953
137,656	London Stock Exchange Group plc	3,424,380
1,368,366	Man Group plc	1,856,822
34,266	Michael Page International plc	273,421
160,670	Mondi plc	2,711,086
164,667	Moneysupermarket.com Group plc	403,530
2,394,012	Monitise plc[b]	2,206,320
11,967	N Brown Group plc	101,693
30,161	Next plc	2,520,081
161,697	Oxford Instruments plc	3,297,052
779,333	Pace plc[b]	3,203,378
199,814	Persimmon plc[b]	3,511,800
518,317	Premier Foods plc[b]	1,309,008
359,004	Prudential plc	6,679,020
32,588	SABMiller plc	1,665,376
155,052	Shire plc	6,202,840
104,045	Spirax-Sarco Engineering plc	5,071,115
450,486	Spirent Communications plc[b]	931,043
166,070	Sports Direct International plc[b]	1,898,695
87,653	Standard Chartered plc	2,099,977
62,162	TalkTalk Telecom Group plc	242,742
223,930	Tate & Lyle plc	2,668,429
1,414,077	Taylor Wimpey plc	2,296,656
211,649	Telecity Group plc	2,843,227
1,910,150	Tesco plc	11,104,762
254,482	TUI Travel plc	1,514,464
90,888	Unilever plc	3,533,770
10,437	Vesuvius plc	75,577
2,768,487	Vodafone Group plc	9,716,959
539,346	William Hill plc	3,516,698

	Total	194,155,333

United States (0.4%)
145,620	iShares MSCI Emerging Markets Index Fund	5,936,927
3,000	Vanguard MSCI Emerging Markets ETF	120,330
6,000	Yum! Brands, Inc.	428,340

	Total	6,485,597

	Total Common Stock (cost $1,289,086,190)	1,444,839,304

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
$320,000	7.000%, 8/16/2019	343,200

	Total	343,200

Argentina (0.1%)
	Arcos Dorados SA
331,000	7.500%, 10/1/2019	354,170
	Argentina Government International Bond
571,195	7.820%, 12/31/2033[e]	482,191
83,080	8.280%, 12/31/2033	53,171
5,112,000	0.000%, 12/15/2035[e,f]	559,486
100,000	2.260%, 12/31/2038[e,g]	47,390

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Argentina (0.1%) - continued
$1,640,000	2.500%, 12/31/2038[g]	$582,200

	Total	2,078,608

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	211,250

	Total	211,250

Belarus (<0.1%)
	Belarus Government International Bond
289,000	8.750%, 8/3/2015	278,885

	Total	278,885

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038[g,h]	69,900

	Total	69,900

Bermuda (<0.1%)
	Bermuda Government International Bond
340,000	4.854%, 2/6/2024[c]	338,300

	Total	338,300

Brazil (0.4%)
	Andrade Gutierrez International SA
340,000	4.000%, 4/30/2018[c]	319,600
	Banco do Estado do Rio Grande de Sul SA
200,000	7.375%, 2/2/2022	197,750
	Banco do Estado do Rio Grande do Sul SA
680,000	7.375%, 2/2/2022[c]	672,350
	Brazil Government International Bond
1,366,000	Zero Coupon, 8/15/2050[i]	1,440,516
100,000	5.875%, 1/15/2019	113,150
580,000	4.875%, 1/22/2021	622,775
	Brazil Loan Trust 1
1,150,000	5.477%, 7/24/2023[c]	1,167,250
	Brazil Minas SPE via State of Minas Gerais
2,270,000	5.333%, 2/15/2028[c]	2,184,874
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,h,j]	0
	Marfrig Holdings Europe BV
220,000	11.250%, 9/20/2021[c]	217,349

	Total	6,935,614

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[c]	287,350
540,000	6.350%, 6/12/2042	555,749

	Total	843,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Cayman Islands (0.1%)
	Dubai Holding Commercial Operations MTN, Ltd.
$250,000	6.000%, 2/1/2017[k]	$407,762
	Raizen Fuels Finance, Ltd.
520,000	9.500%, 8/15/2014	552,760
	Sun Hung Kai Properties Capital Market, Ltd.
380,000	4.500%, 2/14/2022	384,815

	Total	1,345,337

Chile (0.2%)
	AES Gener SA
120,000	5.250%, 8/15/2021[c]	119,479
520,000	5.250%, 8/15/2021	517,741
	Automotores Gildemeister SA
200,000	8.250%, 5/24/2021	171,000
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	198,603
750,000	3.000%, 9/13/2017[c]	744,759
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	202,525
260,000	4.125%, 10/7/2020[c]	263,283
	CFR International SPA
340,000	5.125%, 12/6/2022	312,067
	Chile Government International Bond
130,000	3.875%, 8/5/2020	135,525
520,000	3.250%, 9/14/2021	514,800
900,000	3.625%, 10/30/2042	731,250
	E-CL SA
320,000	5.625%, 1/15/2021[c]	327,017

	Total	4,238,049

China (0.1%)
	CNOOC Curtis Funding
1,110,000	4.500%, 10/3/2023[c,l]	1,121,988
	Sparkle Assets, Ltd.
220,000	6.875%, 1/30/2020	206,037

	Total	1,328,025

Colombia (0.6%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	671,938
	Bancolombia SA
240,000	6.125%, 7/26/2020	244,800
200,000	5.950%, 6/3/2021	203,000
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	32,400
400,000	7.375%, 1/27/2017	465,600
1,695,000	7.375%, 3/18/2019	2,052,644
730,000	2.625%, 3/15/2023	646,050
610,000	4.000%, 2/26/2024	597,800
60,000	8.125%, 5/21/2024	77,475
590,000	7.375%, 9/18/2037	736,615
830,000	6.125%, 1/18/2041	904,700
	Ecopetrol SA
190,000	5.875%, 9/18/2023	197,600
130,000	7.375%, 9/18/2043	140,725
	Empresa de Energia de Bogota SA
420,000	6.125%, 11/10/2021[c]	429,450
660,000	6.125%, 11/10/2021	674,849

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Colombia (0.6%) - continued
	Empresas Publicas de Medellin ESP
$277,000	7.625%, 7/29/2019	$319,243
	Pacific Rubiales Energy Corporation
400,000	5.125%, 3/28/2023[c]	358,500
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[c]	200,500

	Total	8,953,889

Costa Rica (0.2%)
	Banco de Costa Rica
410,000	5.250%, 8/12/2018[c]	415,330
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	38,100
960,000	4.250%, 1/26/2023[c]	859,200
840,000	4.375%, 4/30/2025	730,800
540,000	5.625%, 4/30/2043	461,025
580,000	5.625%, 4/30/2043[c]	495,175

	Total	2,999,630

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
2,068,000	7.500%, 5/6/2021	2,205,006
100,000	7.500%, 5/6/2021[c]	106,625
2,600,000	14.500%, 2/10/2023[m]	58,929
740,000	5.875%, 4/18/2024[c]	686,350
800,000	18.500%, 2/4/2028[m]	21,151
16,900,000	18.500%, 2/4/2028[h,m]	446,813
	Dominican Republic International Bond
200,000	5.875%, 4/18/2024	185,500

	Total	3,710,374

Egypt (0.1%)
	Egypt Government International Bond
800,000	5.750%, 4/29/2020	736,000
100,000	6.875%, 4/30/2040	81,500

	Total	817,500

Gabon (0.1%)
	Gabon Government International Bond
780,000	8.200%, 12/12/2017	877,500

	Total	877,500

Ghana (<0.1%)
	Ghana Government International Bond
450,000	8.500%, 10/4/2017	491,063

	Total	491,063

Guatemala (<0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[c]	360,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Guatemala (<0.1%) - continued
$380,000	4.875%, 2/13/2028[c]	$345,800

	Total	705,863

Honduras (0.1%)
	Honduras Government International Bond
1,400,000	7.500%, 3/15/2024[c]	1,179,500

	Total	1,179,500

Hong Kong (0.1%)
	China Oil & Gas Group, Ltd.
200,000	5.250%, 4/25/2018[c]	190,337
	Hainan Airlines Hong Kong Company, Ltd.
280,000	3.625%, 2/7/2020	268,280
	Metropolitan Light International, Ltd.
400,000	5.250%, 1/17/2018	395,858
	Yingde Gases Investment, Ltd.
350,000	8.125%, 4/22/2018[a,c]	348,249

	Total	1,202,724

Hungary (0.1%)
	Hungary Government International Bond
450,000	4.375%, 7/4/2017[e]	611,029
250,000	5.375%, 2/21/2023	243,125
160,000	7.625%, 3/29/2041	171,200

	Total	1,025,354

India (0.1%)
	Bharti Airtel International Netherlands BV
380,000	5.125%, 3/11/2023[c]	340,100
	Vedanta Resources plc
520,000	7.125%, 5/31/2023[c]	483,600

	Total	823,700

Indonesia (0.4%)
	Indonesia Government International Bond
400,000	11.625%, 3/4/2019[c]	531,500
1,280,000	11.625%, 3/4/2019	1,700,800
990,000	4.875%, 5/5/2021	980,100
320,000	3.375%, 4/15/2023[c]	272,800
455,000	8.500%, 10/12/2035	551,688
1,730,000	7.750%, 1/17/2038	1,963,550
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[c]	193,500
270,000	6.125%, 3/15/2019[a,c]	281,475
	PT Pertamina Persero
840,000	5.625%, 5/20/2043[c]	655,200

	Total	7,130,613

Iraq (0.1%)

	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	1,017,000

	Total	1,017,000

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Ireland (0.1%)
	MTS International Funding, Ltd.
$690,000	8.625%, 6/22/2020	$806,438
	Sibur Securities, Ltd.
520,000	3.914%, 1/31/2018[c]	494,000

	Total	1,300,438

Israel (<0.1%)
	Israel Electric Corporation, Ltd.
230,000	5.625%, 6/21/2018[c]	237,475

	Total	237,475

Ivory Coast (0.2%)
	Ivory Coast Government International Bond
3,219,000	5.750%, 12/31/2032	2,832,720

	Total	2,832,720

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	231,000
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	502,313
1,370,000	6.375%, 4/9/2021[c]	1,500,150
1,310,000	5.750%, 4/30/2043[h]	1,149,525

	Total	3,382,988

Luxembourg (0.1%)
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[c]	260,400
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	396,000
	TNK-BP Finance SA
282,000	7.500%, 7/18/2016	315,135
390,000	7.875%, 3/13/2018	449,475
476,000	7.250%, 2/2/2020	537,880
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	110,500
	Wind Acquisition Finance SA
140,000	11.750%, 7/15/2017[c]	148,750
	Wind Acquisition Holdings Finance SA
150,000	12.250%, 7/15/2017[e]	199,884

	Total	2,418,024

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
420,000	4.646%, 7/6/2021	444,608

	Total	444,608

Mexico (0.7%)
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[c]	206,750
	Grupo KUO SAB de CV
350,000	6.250%, 12/4/2022[c]	336,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[c]	318,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Mexico (0.7%) - continued
	Mexican Bonos
$2,135,000	6.500%, 6/10/2021[n]	$170,601
427,000	8.000%, 12/7/2023[n]	37,291
7,166,300	7.500%, 6/3/2027[n]	599,096
1,341,500	8.500%, 5/31/2029[n]	119,642
1,531,100	7.750%, 5/29/2031[n]	126,637
108,900	10.000%, 11/20/2036[n]	10,958
155,600	8.500%, 11/18/2038[n]	13,715
3,527,300	7.750%, 11/13/2042[n]	286,374
	Mexico Government International Bond
990,000	5.875%, 1/15/2014	1,003,364
20,000	6.625%, 3/3/2015	21,580
370,000	3.625%, 3/15/2022	367,040
596,000	4.000%, 10/2/2023[l]	592,275
110,000	6.750%, 9/27/2034	130,350
1,098,000	6.050%, 1/11/2040	1,200,663
1,820,000	4.750%, 3/8/2044	1,647,099
180,000	5.750%, 10/12/2110	169,200
	Offshore Drilling Holding SA
450,000	8.375%, 9/20/2020[c]	455,063
	Pemex Project Funding Master Trust
300,000	6.625%, 6/15/2035	316,839
	Petroleos Mexicanos
280,000	3.500%, 7/18/2018	283,500
45,000	8.000%, 5/3/2019	54,338
80,000	5.500%, 1/21/2021	85,600
1,070,000	4.875%, 1/24/2022	1,091,400
470,000	4.875%, 1/18/2024	470,000
90,000	5.500%, 6/27/2044	81,706

	Total	10,195,581

Netherlands (0.1%)
	Ajecorp BV
310,000	6.500%, 5/14/2022	301,475
	Kazakhstan Temir Zholy Finance BV
390,000	6.950%, 7/10/2042[c]	393,393
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	346,800
	VimpelCom Holdings BV
580,000	7.504%, 3/1/2022[c]	611,175

	Total	1,652,843

Nigeria (0.1%)
	Nigeria Government International Bond
310,000	5.125%, 7/12/2018	314,650
850,000	6.750%, 1/28/2021	911,625
700,000	6.375%, 7/12/2023[c]	714,000

	Total	1,940,275

Other (<0.1%)
	Armenia Government International Bond
300,000	6.000%, 9/30/2020[c]	291,750

	Total	291,750

Pakistan (<0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	356,125

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Pakistan (<0.1%) - continued
$100,000	7.875%, 3/31/2036	$80,750

	Total	436,875

Panama (0.2%)
	Panama Government International Bond
200,000	4.300%, 4/29/2053	154,500
286,000	8.875%, 9/30/2027	393,250
990,000	9.375%, 4/1/2029	1,413,225
790,000	6.700%, 1/26/2036	902,575

	Total	2,863,550

Paraguay (0.1%)
	Banco Continental SAECA
170,000	8.875%, 10/15/2017[c]	180,200
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	372,075
570,000	4.625%, 1/25/2023[c]	517,275

	Total	1,069,550

Peru (0.2%)
	Ajecorp BV
160,000	6.500%, 5/14/2022[c]	155,600
	Banco de Credito del Peru
290,000	6.125%, 4/24/2027[c]	283,475
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	193,500
200,000	4.750%, 2/8/2022[c]	193,500
	Corporacion Lindley SA
200,000	6.750%, 11/23/2021	210,000
70,000	6.750%, 11/23/2021[c]	73,500
100,000	4.625%, 4/12/2023[c]	90,500
	Peru Government International Bond
440,000	5.625%, 11/18/2050	454,300
600,000	7.350%, 7/21/2025	766,500
354,000	8.750%, 11/21/2033	509,760
670,000	6.550%, 3/14/2037	792,275

	Total	3,722,910

Philippines (0.1%)
	Energy Development Corporation
240,000	6.500%, 1/20/2021	249,000
	Philippines Government International Bond
1,020,000	7.500%, 9/25/2024	1,272,450

	Total	1,521,450

Romania (<0.1%)
	Romania Government International Bond
45,000	6.500%, 6/18/2018[e]	68,031
270,000	6.750%, 2/7/2022	307,854
690,000	6.750%, 2/7/2022[c]	786,738
170,000	4.375%, 8/22/2023[c]	162,563

	Total	1,325,186

Russia (0.7%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018[c,o]	321,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Russia (0.7%) - continued
	EDC Finance, Ltd.
$300,000	4.875%, 4/17/2020[c]	$286,500
	Gazprom Neft Capital SA
490,000	4.375%, 9/19/2022[c]	450,800
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	330,150
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
310,000	4.204%, 2/13/2018[c]	304,575
	Rosneft Oil Company via Rosneft International Finance, Ltd.
500,000	4.199%, 3/6/2022[c]	461,250
	Russia Government International Bond
2,000,000	3.500%, 1/16/2019[c]	2,014,999
1,100,000	5.000%, 4/29/2020	1,177,275
1,400,000	4.500%, 4/4/2022[c]	1,429,680
1,800,000	4.875%, 9/16/2023[c]	1,840,500
1,841,125	7.500%, 3/31/2030	2,169,729
	Uralkali OJSC
290,000	3.723%, 4/30/2018[a,c]	275,500

	Total	11,062,240

Slovenia (0.2%)
	Slovenia Government International Bond
400,000	5.500%, 10/26/2022	372,000
2,290,000	5.500%, 10/26/2022[c]	2,129,700
570,000	5.850%, 5/10/2023[c]	541,500

	Total	3,043,200

South Africa (0.2%)
	Eskom Holdings SOC, Ltd.
560,000	6.750%, 8/6/2023[c]	575,512
	Peermont Global Proprietary, Ltd.
250,000	7.750%, 4/30/2014[e]	333,985
	South Africa Government International Bond
2,230,000	5.875%, 9/16/2025	2,344,288

	Total	3,253,785

Spain (<0.1%)
	BC Luxco 1 SA
200,000	7.375%, 1/29/2020	190,000

	Total	190,000

Sri Lanka (0.1%)
	National Savings Bank
440,000	8.875%, 9/18/2018[c]	453,068
	Sri Lanka Government Internation Bond
100,000	6.250%, 10/4/2020	96,875
320,000	6.250%, 7/27/2021	304,800

	Total	854,743

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	667,550
600,000	5.750%, 1/12/2017	660,338
643,000	4.375%, 6/15/2022	640,560

	Total	1,968,448

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Turkey (0.4%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
$320,000	3.375%, 11/1/2022[c]	$261,600
	Coca-Cola Icecek AS
330,000	4.750%, 10/1/2018[c,l]	332,927
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	205,250
	Hazine Mustesarligi Varlik Kiralama AS
2,360,000	2.803%, 3/26/2018	2,227,250
	Turkey Government International Bond
320,000	7.000%, 3/11/2019	360,480
230,000	5.625%, 3/30/2021	238,970
400,000	6.250%, 9/26/2022	430,100
150,000	7.375%, 2/5/2025	169,350
50,000	8.000%, 2/14/2034	59,325
280,000	6.875%, 3/17/2036	297,570
510,000	7.250%, 3/5/2038	567,186
400,000	6.000%, 1/14/2041	386,100
250,000	4.875%, 4/16/2043	206,250
	Turkiye Vakiflar Bankasi Tao
680,000	3.750%, 4/15/2018[c]	632,400

	Total	6,374,758

Ukraine (0.2%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	359,050
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
340,000	8.750%, 1/22/2018	272,000
	Ukraine Government International Bond
200,000	7.950%, 6/4/2014	190,500
720,000	6.250%, 6/17/2016	619,200
1,130,000	9.250%, 7/24/2017	1,044,176
460,000	8.375%, 11/3/2017	384,100
200,000	7.400%, 4/20/2018	158,000
140,000	7.750%, 9/23/2020	119,350
370,000	7.800%, 11/28/2022	308,488

	Total	3,454,864

United Arab Emirates (0.1%)
	ADCB Finance Cayman, Ltd.
600,000	4.500%, 3/6/2023	567,000
	Dolphin Energy, Ltd.
540,588	5.888%, 6/15/2019	591,295
	National Bank of Abu Dhabi PJSC
200,000	3.000%, 8/13/2019	195,760
	Ruwais Power Company
660,000	6.000%, 8/31/2036[c]	680,970

	Total	2,035,025

United States (0.1%)
	HSBC Bank USA NA/New York
680,000	17.276%, 8/15/2040[d,p]	725,427
	HSBC USA, Inc.
688,000	10.000%, 1/5/2017[d,q]	307,452
	U.S. Treasury Notes
700,000	2.000%, 9/30/2020	699,343

	Total	1,732,222

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value
Uruguay (0.2%)
	Uruguay Government International Bond
$1,362,247	4.500%, 8/14/2024	$1,382,680
214,186	6.875%, 9/28/2025	249,527
1,090,000	7.625%, 3/21/2036	1,373,400

	Total	3,005,607

Venezuela (0.3%)
	Petroleos de Venezuela SA
331,600	5.250%, 4/12/2017	264,948
1,860,000	9.000%, 11/17/2021	1,515,900
130,000	5.375%, 4/12/2027	74,750
30,000	5.500%, 4/12/2037	16,650
	Venezuela Government International Bond
100,000	13.625%, 8/15/2018	104,500
350,000	6.000%, 12/9/2020	254,275
60,000	9.000%, 5/7/2023	48,690
245,000	8.250%, 10/13/2024	184,363
4,230,000	7.650%, 4/21/2025	3,045,600
310,000	11.950%, 8/5/2031	285,975

	Total	5,795,651

Vietnam (<0.1%)
	Vietnam Government International Bond
310,000	6.875%, 1/15/2016	328,988

	Total	328,988

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	109,080
210,000	6.750%, 2/9/2022[c]	212,100
	CNOOC Finance 2013, Ltd.
240,000	3.000%, 5/9/2023	215,714
	PCCW Capital No. 4, Ltd.
200,000	5.750%, 4/17/2022	203,267

	Total	740,161

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022[c]	350,000
1,010,000	5.375%, 9/20/2022	883,750

	Total	1,233,750

	Total Long-Term Fixed Income (cost $136,641,013)	129,654,642

Shares	Preferred Stock (0.2%)	Value
Brazil (0.2%)
199,600	Vale SA	2,844,996

	Total	2,844,996

	Total Preferred Stock (cost $3,414,428)	2,844,996

Shares	Collateral Held for Securities Loaned (10.6%)	Value
172,977,522	Thrivent Cash Management Trust	$172,977,522

	Total Collateral Held for Securities Loaned (cost $172,977,522)	172,977,522

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
	Banco del Estado de Chile
775,000	0.180%, 10/28/2013[r]	775,000
	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[r,s]	199,973
100,000	0.060%, 12/4/2013[r,s]	99,989
	Thrivent Cash Management Trust
26,590,256	0.070%	26,590,256

	Total Short-Term Investments (at amortized cost)	27,665,218

	Total Investments (cost $1,629,784,371) 109.5%	$1,777,981,682

	Other Assets and Liabilities, Net (9.5%)	(153,559,333)

	Total Net Assets 100.0%	$1,624,422,349

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $39,979,714 or 2.5% of total net assets.

d	Security is fair valued.
e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2013.

h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Belize Government International Bond	3/20/2013	$110,940
Dominican Republic Government International Bond	3/6/2013	488,377
Independencia International, Ltd.	3/29/2010	100,623
KazMunayGas National Company	4/24/2013	1,305,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in British Pounds.
l	Denotes investments purchased on a when-issued or delayed delivery basis.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	At September 30, 2013, $299,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$216,444,598
Gross unrealized depreciation	(68,247,287)

Net unrealized appreciation (depreciation)	$148,197,311

Cost for federal income tax purposes	$1,629,784,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	238,269,208	3,671,926	234,597,282	–
Consumer Staples	130,163,955	2,855,609	127,308,346	–
Energy	111,096,006	24,560,800	86,535,206	–
Financials	320,337,920	33,886,080	286,451,840	–
Health Care	111,518,666	3,432,313	108,086,353	–
Industrials	266,251,530	16,108,633	247,667,563	2,475,334
Information Technology	85,803,471	2,868,286	82,935,185	–
Materials	120,702,377	11,522,099	109,180,278	–
Telecommunications Services	53,446,811	8,395,550	45,051,261	–
Utilities	7,249,360	413,182	6,836,178	–
Long-Term Fixed Income
Basic Materials	1,063,675	–	1,063,675	–
Capital Goods	1,144,645	–	1,144,645	–
Communications Services	3,076,514	–	3,076,514	–
Consumer Cyclical	1,367,655	–	1,367,655	–
Consumer Non-Cyclical^	2,828,958	–	2,828,958	0
Energy	16,207,402	–	16,207,402	–
Financials	10,655,271	–	9,622,392	1,032,879
Foreign Government	87,186,043	–	86,659,150	526,893
Transportation	661,673	–	661,673	–
U.S. Government and Agencies	1,251,049	–	1,251,049	–
Utilities	4,211,757	–	4,211,757	–
Preferred Stock
Materials	2,844,996	–	2,844,996	–
Collateral Held for Securities Loaned	172,977,522	172,977,522	–	–
Short-Term Investments	27,665,218	26,590,256	1,074,962	–

Total	$1,777,981,682	$307,282,256	$1,466,664,320	$4,035,106

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	110,755	110,755	–	–
Foreign Currency Forward Contracts	429,154	–	429,154	–

Total Asset Derivatives	$539,909	$110,755	$429,154	$–

Liability Derivatives
Futures Contracts	138,091	138,091	–	–
Foreign Currency Forward Contracts	615,935	–	615,935	–

Total Liability Derivatives	$754,026	$138,091	$615,935	$–

^	Level 3 security in this section is fair valued at <$1.

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	23	December 2013	$5,052,456	$5,066,109	$13,653
5-Yr. U.S. Treasury Bond Futures	4	December 2013	482,094	484,187	2,093
10-Yr. U.S. Treasury Bond Futures	(14)	December 2013	(1,769,433)	(1,769,469)	(36)
30-Yr. U.S. Treasury Bond Futures	(66)	December 2013	(8,664,695)	(8,802,750)	(138,055)
Mini MSCI EAFE Index Futures	43	December 2013	3,863,982	3,902,680	38,698
Ultra Long Term U.S. Treasury Bond Futures	22	December 2013	3,069,751	3,126,062	56,311
Total Futures Contracts					($27,336)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	DB	275,000	12/18/2013	$255,324	$255,154	($170)
Australian Dollar	DB	1,180,309	10/1/2013	1,099,812	1,101,106	1,294
Australian Dollar	WBC	839,000	12/18/2013	763,717	778,451	14,734
Brazilian Real	HSBC	557,279	10/17/2013	247,081	250,399	3,318
Brazilian Real	RBC	1,774,817	10/7/2013 - 10/18/2013	767,000	798,461	31,461
Brazilian Real	UBS	582,694	10/18/2013	257,000	261,754	4,754
British Pound	MSC	3,548,000	10/1/2013	5,690,958	5,743,890	52,932
Chilean Peso	CSFB	266,424,320	10/16/2013 - 10/25/2013	531,217	526,472	(4,745)
Czech Republic Koruna	BOA	10,008,805	12/18/2013	525,655	527,809	2,154
Danish Krone	DB	1,482,725	10/1/2013	268,819	268,946	127
Euro	DB	453,090	10/1/2013	612,578	612,963	385
Euro	BIO	362,559	10/2/2013	490,412	490,488	76
Euro	CITI	404,000	12/18/2013	537,884	546,602	8,718
Euro	BOA	775,000	12/18/2013	1,026,093	1,048,555	22,462
Euro	MSC	1,721,000	10/1/2013	2,320,941	2,328,256	7,315
Euro	DB	133,570	10/25/2013	180,090	180,695	605
Euro	BB	192,000	12/18/2013	255,786	259,771	3,985
Hungarian Forint	MSC	58,054,400	12/18/2013	256,353	262,849	6,496
Hungarian Forint	BOA	127,755,508	12/18/2013	577,959	578,430	471
Hungarian Forint	BB	58,039,153	12/18/2013	256,286	262,780	6,494
Indonesian Rupiah	SB	2,533,568,208	10/24/2013	231,715	217,963	(13,752)
Israeli Shekel	DB	1,824,398	12/18/2013	519,000	517,251	(1,749)
Japanese Yen	DB	30,816,473	10/1/2013	313,781	313,510	(271)
Japanese Yen	MSC	82,139,000	10/1/2013	830,618	835,638	5,020
Japanese Yen	JPM	25,922,069	12/18/2013	263,000	263,906	906
Japanese Yen	SSB	25,612,203	12/18/2013	262,000	260,752	(1,248)
Malaysian Ringgit	CITI	1,672,065	10/23/2013	528,000	512,332	(15,668)
Malaysian Ringgit	DB	4,167,841	10/3/2013 - 10/23/2013	1,285,000	1,277,764	(7,236)
Malaysian Ringgit	HSBC	3,378,864	10/3/2013 - 10/11/2013	1,020,000	1,036,221	16,221
Malaysian Ringgit	UBS	834,765	10/11/2013	255,000	255,947	947
Mexican Peso	MSC	3,330,000	12/18/2013	261,389	252,837	(8,552)
Mexican Peso	BB	3,322,348	12/18/2013	260,000	252,256	(7,744)
Mexican Peso	DB	4,076,876	10/30/2013	318,165	310,685	(7,480)
Mexican Peso	DB	3,987,566	10/2/2013	301,666	304,639	2,973
Mexican Peso	RBC	3,381,155	12/18/2013	255,000	256,721	1,721
Mexican Peso	SSB	10,079,601	12/18/2013	775,000	765,313	(9,687)
Mexican Peso	CITI	15,150,190	12/18/2013	1,142,781	1,150,307	7,526
Mexican Peso	JPM	13,372,565	12/18/2013	1,029,000	1,015,338	(13,662)
New Taiwan Dollar	DB	7,562,433	10/15/2013	255,000	255,851	851
New Taiwan Dollar	UBS	15,062,074	10/11/2013	509,000	509,536	536
Philippines Peso	UBS	33,704,053	10/7/2013 - 10/11/2013	764,000	774,242	10,242
Philippines Peso	CITI	33,347,094	10/11/2013 - 10/17/2013	766,000	766,160	160
Polish Zloty	BOA	3,245,538	12/18/2013	1,029,000	1,034,868	5,868
Russian Ruble	MSC	16,837,650	10/15/2013	510,000	518,380	8,380
Russian Ruble	CITI	25,273,525	10/7/2013 - 10/17/2013	770,000	778,271	8,271
Russian Ruble	BNP	17,039,397	10/15/2013	533,620	524,591	(9,029)
Russian Ruble	UBS	16,947,480	10/24/2013	528,000	520,990	(7,010)
Russian Ruble	CSFB	78,590,192	10/7/2013 - 10/21/2013	2,375,335	2,420,062	44,727
Singapore Dollar	DB	783,899	10/1/2013	624,123	624,845	722
Singapore Dollar	SB	324,051	12/18/2013	257,000	258,402	1,402
South African Rand	UBS	7,711,043	12/18/2013	772,000	759,717	(12,283)
South African Rand	SB	2,553,345	12/18/2013	262,000	251,564	(10,436)
South African Rand	BB	10,632,624	12/18/2013	1,056,000	1,047,559	(8,441)
South Korean Won	HSBC	278,253,900	10/23/2013	257,000	258,739	1,739
Swiss Franc	DB	81,522	10/1/2013	90,010	90,144	134
Turkish Lira	CITI	515,130	12/18/2013	260,000	251,535	(8,465)
Turkish Lira	BOA	1,037,197	12/18/2013	520,000	506,457	(13,543)
Turkish Lira	RBS	3,241,321	12/18/2013	1,619,816	1,582,715	(37,101)
Total Purchases				$40,529,984	$40,617,839	$87,855

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Australian Dollar	DB	1,176,000	10/2/2013	$1,095,485	$1,097,087	($1,602)
Australian Dollar	WBC	832,000	12/18/2013	771,394	771,956	(562)
Australian Dollar	SSB	271,000	12/18/2013	249,521	251,442	(1,921)
Australian Dollar	MSC	3,896,000	10/1/2013	3,644,085	3,634,565	9,520
Brazilian Real	UBS	1,181,687	10/7/2013 -10/11/2013	509,000	532,008	(23,008)
Brazilian Real	MSC	4,167,321	10/15/2013 -11/4/2013	1,861,793	1,872,154	(10,361)
Brazilian Real	JPM	852,885	10/17/2013	368,656	383,222	(14,566)
Brazilian Real	RBS	137,235	10/2/2013	61,629	61,921	(292)
Brazilian Real	RBC	1,557,930	10/15/2013 - 10/18/2013	679,780	700,080	(20,300)
British Pound	RBC	249,000	10/24/2013	393,431	402,983	(9,552)
British Pound	DB	1,496	10/1/2013	2,415	2,422	(7)
Chinese Yuan	DB	12,475,376	12/18/2013 - 1/8/2014	2,018,798	2,031,591	(12,793)
Czech Republic Koruna	SSB	9,920,000	12/18/2013	511,512	523,127	(11,615)
Danish Krone	MSC	2,273,000	10/1/2013	410,809	412,291	(1,482)
Danish Krone	DB	1,488,000	10/2/2013	269,805	269,903	(98)
Euro	JPM	2,096,892	10/25/2013 - 12/18/2013	2,781,863	2,836,718	(54,855)
Euro	WBC	371,000	12/18/2013	501,284	501,954	(670)
Euro	BIO	202,095	10/1/2013	272,436	273,404	(968)
Euro	BOA	817,885	12/18/2013	1,103,614	1,106,578	(2,964)
Euro	BB	193,000	12/18/2013	256,286	261,124	(4,838)
Euro	MSC	193,000	12/18/2013	256,353	261,124	(4,771)
Hong Kong Dollar	SSB	741,067	10/2/2013	95,540	95,549	(9)
Hungarian Forint	JPM	243,849,061	12/18/2013	1,071,134	1,104,060	(32,926)
Indonesian Rupiah	CITI	2,928,514,999	10/24/2013	257,000	251,940	5,060
Indonesian Rupiah	UBS	7,778,690,793	10/7/2013 - 11/19/2013	699,299	667,695	31,604
Indonesian Rupiah	JPM	448,022,250	10/7/2013	38,250	38,647	(397)
Indonesian Rupiah	BB	2,909,400,000	11/19/2013	260,000	249,272	10,728
Israeli Shekel	MSC	1,798,592	12/18/2013	503,779	509,935	(6,156)
Japanese Yen	SSB	25,126,606	12/18/2013	251,000	255,808	(4,808)
Japanese Yen	MSC	25,839,734	12/18/2013	261,389	263,068	(1,679)
Japanese Yen	CSFB	50,352,452	12/18/2013	508,000	512,626	(4,626)
Malaysian Ringgit	CITI	2,510,741	10/3/2013 - 10/18/2013	767,000	769,732	(2,732)
Malaysian Ringgit	BB	1,685,112	10/11/2013	520,000	516,671	3,329
Malaysian Ringgit	WBC	1,646,829	10/23/2013	510,692	504,599	6,093
Malaysian Ringgit	HSBC	841,825	10/3/2013	254,000	258,225	(4,225)
Malaysian Ringgit	BOA	838,746	10/3/2013	255,000	257,281	(2,281)
Mexican Peso	SSB	6,796,920	12/18/2013	520,000	516,069	3,931
Mexican Peso	CITI	3,159,939	12/18/2013	239,000	239,924	(924)
Mexican Peso	DB	13,904,419	10/30/2013 - 12/18/2013	1,068,126	1,058,651	9,475
Mexican Peso	MSC	6,841,824	12/18/2013	528,000	519,479	8,521
Mexican Peso	CSFB	23,061,078	10/30/2013	1,754,294	1,757,409	(3,115)
New Zealand Dollar	DB	179,663	10/1/2013 - 10/2/2013	148,725	149,220	(495)
Philippines Peso	DB	5,699,810	10/17/2013	131,000	130,961	39
Philippines Peso	BB	5,622,540	10/17/2013	132,000	129,186	2,814
Polish Zloty	BOA	1,661,962	12/18/2013	506,432	529,931	(23,499)
Polish Zloty	DB	1,569,438	12/18/2013	492,597	500,429	(7,832)
Russian Ruble	CSFB	42,124,586	10/7/2013 - 10/17/2013	1,279,000	1,297,407	(18,407)
Russian Ruble	DB	19,754,517	10/15/2013 - 10/17/2013	595,690	608,027	(12,337)
Russian Ruble	CITI	42,141,949	10/10/2013 - 10/24/2013	1,291,000	1,297,417	(6,417)
Russian Ruble	MSC	15,197,542	10/17/2013	456,712	467,732	(11,020)
Russian Ruble	JPM	3,849,008	10/15/2013	117,000	118,499	(1,499)
Singapore Dollar	SB	402,256	12/18/2013	315,149	320,763	(5,614)
Singapore Dollar	MSC	1,042,000	10/1/2013	829,745	830,577	(832)
Singapore Dollar	DB	1,417,000	10/2/2013	1,128,129	1,129,489	(1,360)
South African Rand	BB	5,212,211	12/18/2013	512,000	513,524	(1,524)
South African Rand	UBS	13,216,266	12/18/2013	1,307,000	1,302,109	4,891
Swedish Krona	DB	1,791,948	10/1/2013	279,011	278,829	182
Swedish Krona	MSC	5,351,000	10/1/2013	832,879	832,620	259
Swiss Franc	DB	83,000	10/2/2013	91,652	91,779	(127)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Swss Franc	MSC	1,278,000	10/1/2013	1,403,170	1,413,170	(10,000)
Thai Baht	SSB	977,922	10/1/2013	31,016	31,264	(248)
Turkish Lira	CITI	534,848	12/18/2013	254,000	261,163	(7,163)
Turkish Lira	JPM	2,147,788	12/18/2013	1,036,130	1,048,751	(12,621)
Turkish Lira	SB	1,594,160	12/18/2013	774,767	778,418	(3,651)
Turkish Lira	RBS	533,109	12/18/2013	257,000	260,314	(3,314)
Turkish Lira	BB	526,361	12/18/2013	255,000	257,019	(2,019)
Total Sales				$42,838,256	$43,112,892	($274,636)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($186,781)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$34,864,326	$618,074,206	$479,961,010	172,977,522	$172,977,522	$1,098,951
Cash Management Trust- Short Term Investment	25,452,748	338,574,136	337,436,628	26,590,256	26,590,256	17,037
Total Value and Income Earned	60,317,074				199,567,778	1,115,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.2%)	Value
Consumer Discretionary (12.4%)
2,850	Amazon.com, Inc.[a]	$891,024
18,130	Comcast Corporation	818,570
8,860	DIRECTV[a]	529,385
15,350	General Motors Company[a]	552,140
12,520	Home Depot, Inc.	949,642
4,170	Las Vegas Sands Corporation	276,971
10,440	Macy’s, Inc.	451,739
3,380	PVH Corporation	401,172
22,030	Twenty-First Century Fox, Inc.	738,005
7,580	Viacom, Inc.	633,536
14,450	Walt Disney Company	931,880

	Total	7,174,064

Consumer Staples (9.8%)
28,970	CVS Caremark Corporation	1,644,047
8,400	Estee Lauder Companies, Inc.	587,160
12,520	Lorillard, Inc.	560,646
12,850	Monster Beverage Corporation[a]	671,413
12,040	PepsiCo, Inc.	957,180
16,660	Procter & Gamble Company	1,259,329

	Total	5,679,775

Energy (9.7%)
4,060	Apache Corporation	345,668
10,000	EQT Corporation	887,200
22,150	Exxon Mobil Corporation	1,905,786
2,740	FMC Technologies, Inc.[a]	151,851
6,290	Marathon Petroleum Corporation	404,573
5,950	Occidental Petroleum Corporation	556,563
10,500	Schlumberger, Ltd.	927,780
11,730	Williams Companies, Inc.	426,503

	Total	5,605,924

Financials (17.1%)
11,300	Aflac, Inc.	700,487
6,030	American Tower Corporation	447,004
5,510	Ameriprise Financial, Inc.	501,851
16,700	Capital One Financial Corporation	1,147,958
22,270	Citigroup, Inc.	1,080,318
4,080	IntercontinentalExchange, Inc.[a,b]	740,194
27,900	Invesco, Ltd.	890,010
34,390	J.P. Morgan Chase & Company	1,777,619
840	MasterCard, Inc.	565,135
10,110	PNC Financial Services Group, Inc.	732,469
8,510	Prudential Financial, Inc.	663,610
76,420	Regions Financial Corporation	707,649

	Total	9,954,304

Health Care (12.8%)
12,470	AbbVie, Inc.	557,783
6,060	Alexion Pharmaceuticals, Inc.[a]	703,930
6,210	Allergan, Inc.	561,694
7,790	ARIAD Pharmaceuticals, Inc.[a]	143,336
1,870	Biogen Idec, Inc.[a]	450,221
7,070	Endo Pharmaceutical Holdings, Inc.[a]	321,261
9,270	Express Scripts Holding Company[a]	572,701
10,560	HCA Holdings, Inc.	451,440

Shares	Common Stock (98.2%)	Value
Health Care (12.8%) - continued
14,930	Hologic, Inc.[a]	$308,304
2,470	Humana, Inc.	230,525
8,000	Medivation, Inc.[a]	479,520
21,700	Merck & Company, Inc.	1,033,137
8,770	Thermo Fisher Scientific, Inc.	808,156
7,663	Valeant Pharmaceuticals International, Inc.[a]	799,481

	Total	7,421,489

Industrials (10.6%)
8,570	Boeing Company	1,006,975
3,670	Cummins, Inc.	487,633
10,720	Danaher Corporation	743,111
14,360	Delta Air Lines, Inc.	338,752
9,200	Eaton Corporation plc	633,328
4,340	FedEx Corporation	495,237
11,800	Ingersoll-Rand plc	766,292
9,400	Masco Corporation	200,032
4,340	Union Pacific Corporation	674,176
7,320	United Technologies Corporation	789,242

	Total	6,134,778

Information Technology (16.9%)
7,150	Adobe Systems, Inc.[a]	371,371
8,270	Altera Corporation	307,313
4,320	Apple, Inc.	2,059,560
4,820	Citrix Systems, Inc.[a]	340,340
11,130	eBay, Inc.[a]	620,943
7,730	Facebook, Inc.[a]	388,355
8,630	Fidelity National Information Services, Inc.	400,777
2,860	FleetCor Technologies, Inc.[a]	315,058
370	Google, Inc.[a]	324,087
22,810	Juniper Networks, Inc.[a]	453,006
36,680	Microsoft Corporation	1,221,811
6,900	NXP Semiconductors NVa	256,749
22,040	Oracle Corporation	731,067
10,560	QUALCOMM, Inc.	711,321
6,730	Rackspace Hosting, Inc.[a]	355,075
17,250	Riverbed Technology, Inc.[a]	251,677
14,940	Symantec Corporation	369,765
10,730	Total System Services, Inc.	315,677

	Total	9,793,952

Materials (3.4%)
5,380	Ashland, Inc.	497,543
11,700	Freeport-McMoRan Copper & Gold, Inc.	387,036
4,200	LyondellBasell Industries NV	307,566
1,780	PPG Industries, Inc.	297,367
4,040	Praxair, Inc.	485,648

	Total	1,975,160

Telecommunications Services (2.5%)
7,090	SBA Communications Corporation[a]	570,461
17,810	T-Mobile US, Inc.[a]	462,526
8,870	Verizon Communications, Inc.	413,874

	Total	1,446,861

Utilities (3.0%)
20,000	Edison International, Inc.	921,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.2%)	Value
Utilities (3.0%) - continued
20,220	PG&E Corporation	$827,402

	Total	1,748,602

	Total Common Stock (cost $50,861,470)	56,934,909

Shares	Collateral Held for Securities Loaned (1.3%)	Value
754,800	Thrivent Cash Management Trust	754,800

	Total Collateral Held for Securities Loaned (cost $754,800)	754,800

Shares or Principal Amount	Short-Term Investments (0.8%)	Value
	Thrivent Cash Management Trust
466,109	0.070%	466,109

	Total Short-Term Investments (at amortized cost)	466,109

	Total Investments (cost $52,082,379) 100.3%	$58,155,818

	Other Assets and Liabilities, Net (0.3%)	(146,290)

	Total Net Assets 100.0%	$58,009,528

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,739,358
Gross unrealized depreciation	(665,919)

Net unrealized appreciation (depreciation)	$6,073,439

Cost for federal income tax purposes	$52,082,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	7,174,064	7,174,064	–	–
Consumer Staples	5,679,775	5,679,775	–	–
Energy	5,605,924	5,605,924	–	–
Financials	9,954,304	9,954,304	–	–
Health Care	7,421,489	7,421,489	–	–
Industrials	6,134,778	6,134,778	–	–
Information Technology	9,793,952	9,793,952	–	–
Materials	1,975,160	1,975,160	–	–
Telecommunications Services	1,446,861	1,446,861	–	–
Utilities	1,748,602	1,748,602	–	–
Collateral Held for Securities Loaned	754,800	754,800	–	–
Short-Term Investments	466,109	466,109	–	–

Total	$58,155,818	$58,155,818	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$831,150	$7,134,421	$7,210,771	754,800	$754,800	$837
Cash Management Trust- Short Term Investment	217,180	12,073,569	11,824,640	466,109	466,109	359
Total Value and Income Earned	1,048,330				1,220,909	1,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (96.0%)	Value
Consumer Discretionary (18.6%)
117,954	Amazon.com, Inc.[a]	36,877,138
39,500	AutoZone, Inc.[a]	16,697,835
720,859	Comcast Corporation	32,546,784
249,300	Home Depot, Inc.	18,909,405
332,310	Las Vegas Sands Corporation	22,072,030
369,900	NIKE, Inc.	26,869,536
811,450	Twenty-First Century Fox, Inc.	27,183,575

	Total	181,156,303

Consumer Staples (3.6%)
125,100	Anheuser-Busch InBev NV ADR	12,409,920
85,475	British American Tobacco plc ADR	8,987,697
122,400	Nestle SA	8,535,456
66,697	Procter & Gamble Company	5,041,626

	Total	34,974,699

Energy (8.3%)
140,400	Consol Energy, Inc.	4,724,460
85,200	EOG Resources, Inc.	14,422,656
311,200	Marathon Oil Corporation	10,854,656
242,419	Schlumberger, Ltd.	21,420,143
1,888,301	Weatherford International, Ltd.[a]	28,947,654

	Total	80,369,569

Financials (9.8%)
304,077	Citigroup, Inc.	14,750,775
218,039	J.P. Morgan Chase & Company	11,270,436
37,100	MasterCard, Inc.	24,960,138
117,400	Visa, Inc.	22,435,140
523,605	Wells Fargo & Company	21,635,359

	Total	95,051,848

Health Care (13.4%)
401,500	Covidien plc	24,467,410
435,300	Express Scripts Holding Company[a]	26,892,834
720,400	Gilead Sciences, Inc.[a]	45,269,936
114,200	Perrigo Company[b]	14,089,996
166,500	Shire Pharmaceuticals Group plc ADR	19,961,685

	Total	130,681,861

Industrials (10.7%)
148,700	Boeing Company	17,472,250
104,500	Fluor Corporation	7,415,320
347,300	Honeywell International, Inc.	28,839,792
511,500	Jacobs Engineering Group, Inc.[a]	29,759,070
131,400	Union Pacific Corporation	20,411,676

	Total	103,898,108

Information Technology (29.5%)
150,651	Apple, Inc.	71,822,864
317,450	Citrix Systems, Inc.[a]	22,415,145
630,400	EMC Corporation	16,113,024
773,800	Facebook, Inc.[a]	38,875,712
70,189	Google, Inc.[a]	61,479,247
342,102	NetApp, Inc.	14,580,387
603,450	QUALCOMM, Inc.	40,648,392
259,500	VMware, Inc.[a]	20,993,550

	Total	286,928,321

Shares	Common Stock (96.0%)	Value
Materials (2.1%)
143,300	Monsanto Company	14,956,221
43,454	Southern Copper Corporation	1,183,687
142,100	Teck Resources, Ltd.[b]	3,813,964

	Total	19,953,872

	Total Common Stock (cost $746,262,737)	933,014,581

Shares	Collateral Held for Securities Loaned (1.4%)	Value
13,406,875	Thrivent Cash Management Trust	13,406,875

	Total Collateral Held for Securities Loaned (cost $13,406,875)	13,406,875

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
	Thrivent Cash Management Trust
21,044,092	0.070%	21,044,092

	Total Short-Term Investments (at amortized cost)	21,044,092

	Total Investments (cost $780,713,704) 99.6%	$967,465,548

	Other Assets and Liabilities, Net 0.4%	4,281,890

	Total Net Assets 100.0%	$971,747,438

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$190,669,706
Gross unrealized depreciation	(3,917,862)

Net unrealized appreciation (depreciation)	$186,751,844

Cost for federal income tax purposes	$780,713,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	181,156,303	181,156,303	–	–
Consumer Staples	34,974,699	26,439,243	8,535,456	–
Energy	80,369,569	80,369,569	–	–
Financials	95,051,848	95,051,848	–	–
Health Care	130,681,861	130,681,861	–	–
Industrials	103,898,108	103,898,108	–	–
Information Technology	286,928,321	286,928,321	–	–
Materials	19,953,872	19,953,872	–	–
Collateral Held for Securities Loaned	13,406,875	13,406,875	–	–
Short-Term Investments	21,044,092	21,044,092	–	–

Total	$967,465,548	$958,930,092	$8,535,456	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,648	–	2,648	–

Total Asset Derivatives	$2,648	$–	$2,648	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	150	December 2013	$5,839,636	$5,842,284	$2,648
Total Futures Contracts					$2,648

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$–	$92,994,229	$79,587,354	13,406,875	$13,406,875	$7,775
Cash Management Trust- Short Term Investment	30,218,206	77,638,179	86,812,293	21,044,092	21,044,092	17,086
Total Value and Income Earned	30,218,206				34,450,967	24,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (28.7%)
10,200	Amazon.com, Inc.[a]	$3,188,928
1,300	AutoZone, Inc.[a]	549,549
9,700	CarMax, Inc.[a]	470,159
7,283	Carnival plc	246,746
1,600	Charter Communications, Inc.[a]	215,616
1,600	Chipotle Mexican Grill, Inc.[a]	685,920
7,800	Ctrip.com International, Ltd. ADR[a]	455,754
12,700	D.R. Horton, Inc.	246,761
4,400	Discovery Communications, Inc., Class Ca	343,728
3,400	Dollar Tree, Inc.[a]	194,344
3,900	Harley-Davidson, Inc.	250,536
17,300	Home Depot, Inc.	1,312,205
12,100	Las Vegas Sands Corporation	803,682
7,200	Lennar Corporation	254,880
11,900	Lowe’s Companies, Inc.	566,559
5,600	Lululemon Athletica, Inc.[a,b]	409,304
4,933	Marriott International, Inc.	207,482
17,700	MGM Resorts International[a]	361,788
2,100	Netflix, Inc.[a]	649,341
5,400	NIKE, Inc.	392,256
25,100	Prada Holding SPA	243,804
1,950	Priceline.com, Inc.[a]	1,971,353
4,900	Ross Stores, Inc.	356,720
3,700	Sherwin-Williams Company	674,066
17,000	Starbucks Corporation	1,308,490
6,500	Starwood Hotels & Resorts Worldwide, Inc.	431,925
3,800	Tesla Motors, Inc.[a,b]	734,996
7,400	Tractor Supply Company	497,058
5,200	TripAdvisor, Inc.[a]	394,368
13,300	Twenty-First Century Fox, Inc.	445,550
5,400	Under Armour, Inc.[a,b]	429,030
6,400	Walt Disney Company	412,736
14,400	Wynn Macau, Ltd.	49,222

	Total	19,754,856

Consumer Staples (5.0%)
1,902	Anheuser-Busch InBev NV	188,674
4,200	Costco Wholesale Corporation	483,504
11,200	CVS Caremark Corporation	635,600
4,400	Green Mountain Coffee Roasters, Inc.[a]	331,452
4,000	Monster Beverage Corporation[a]	209,000
3,194	Nestle SA	222,731
4,100	PepsiCo, Inc.	325,950
1,304	Pernod-Ricard SA	161,925
3,300	Procter & Gamble Company	249,447
11,200	Whole Foods Market, Inc.	655,200

	Total	3,463,483

Energy (4.9%)
9,200	Cabot Oil & Gas Corporation	343,344
3,100	Concho Resources, Inc.[a]	337,311
2,000	EOG Resources, Inc.	338,560
3,800	EQT Corporation	337,136
6,200	FMC Technologies, Inc.[a]	343,604
4,000	Pioneer Natural Resources Company	755,200
7,200	Range Resources Corporation	546,408
4,300	Schlumberger, Ltd.	379,948

	Total	3,381,511

Shares	Common Stock (98.4%)	Value
Financials (10.6%)
1,400	Affiliated Managers Group, Inc.[a]	$255,696
9,000	American Express Company	679,680
17,800	American Tower Corporation	1,319,514
7,500	Franklin Resources, Inc.	379,125
1,200	IntercontinentalExchange, Inc.[a,b]	217,704
16,000	Invesco, Ltd.	510,400
2,750	MasterCard, Inc.	1,850,145
7,300	TD Ameritrade Holding Corporation	191,114
9,700	Visa, Inc.	1,853,670

	Total	7,257,048

Health Care (11.2%)
3,400	Alexion Pharmaceuticals, Inc.[a]	394,944
4,900	Biogen Idec, Inc.[a]	1,179,724
4,900	Celgene Corporation[a]	754,257
28,200	Gilead Sciences, Inc.[a]	1,772,088
3,400	IDEXX Laboratories, Inc.[a,b]	338,810
6,700	McKesson Corporation	859,610
1,720	Novo Nordisk AS	291,307
2,700	Pharmacyclics, Inc.[a]	373,734
1,200	Regeneron Pharmaceuticals, Inc.[a]	375,444
3,100	Stryker Corporation	209,529
4,000	UnitedHealth Group, Inc.	286,440
5,700	Valeant Pharmaceuticals International, Inc.[a]	594,681
3,200	Vertex Pharmaceuticals, Inc.[a]	242,624

	Total	7,673,192

Industrials (11.6%)
6,400	Boeing Company	752,000
22,100	Danaher Corporation	1,531,972
8,600	Delta Air Lines, Inc.	202,874
16,100	Fastenal Company	809,025
3,300	Flowserve Corporation	205,887
3,200	JB Hunt Transport Services, Inc.	233,376
6,900	Kansas City Southern	754,584
6,200	Precision Castparts Corporation	1,408,888
5,500	Roper Industries, Inc.	730,785
2,700	Union Pacific Corporation	419,418
9,200	United Continental Holdings, Inc.[a]	282,532
5,300	United Parcel Service, Inc.	484,261
700	W.W. Grainger, Inc.	183,197

	Total	7,998,799

Information Technology (20.5%)
5,200	Akamai Technologies, Inc.[a]	268,840
1,100	Alliance Data Systems Corporation[a,b]	232,617
3,800	Apple, Inc.	1,811,650
4,300	Baidu.com, Inc. ADR[a]	667,274
6,400	Cognizant Technology Solutions Corporation[a]	525,568
2,100	Concur Technologies, Inc.[a]	232,050
26,100	eBay, Inc.[a]	1,456,119
7,000	Facebook, Inc.[a]	351,680
2,600	Fiserv, Inc.[a]	262,730
4,200	Google, Inc.[a]	3,678,822
12,700	Juniper Networks, Inc.[a]	252,222
3,300	LinkedIn Corporation[a]	811,998
472	NAVER Corporation	244,496
2,100	NetSuite, Inc.[a]	226,674
13,000	QUALCOMM, Inc.	875,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (98.4%)	Value
Information Technology (20.5%) - continued
2,500	Rackspace Hosting, Inc.[a]	$131,900
7,900	Red Hat, Inc.[a]	364,506
15,700	Salesforce.com, Inc.[a]	814,987
6,500	ServiceNow, Inc.[a]	337,675
4,200	Tencent Holdings, Ltd.	220,872
2,380	Twitter, Inc.[a,c]	57,953
2,900	Workday, Inc.[a]	234,697

	Total	14,061,010

Materials (2.5%)
7,600	Ecolab, Inc.	750,576
3,500	FMC Corporation	251,020
1,600	Martin Marietta Materials, Inc.[b]	157,072
4,800	Praxair, Inc.	577,008

	Total	1,735,676

Telecommunications Services (3.4%)
23,800	Crown Castle International Corporation[a]	1,738,114
3,600	SBA Communications Corporation[a]	289,656
4,000	Softbank Corporation	277,790

	Total	2,305,560

	Total Common Stock (cost $38,746,763)	67,631,135

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%)
4,432	LivingSocial.com, Convertible[a,c]	4,964
6	Twitter, Inc., Convertible, Series Aa,c	146
96	Twitter, Inc., Convertible, Series Ba,c	2,338
1,615	Twitter, Inc., Convertible, Series B, Restricted[a,c]	39,325
25	Twitter, Inc., Convertible, Series Ca,c	609
438	Twitter, Inc., Convertible, Series C, Restricted[a,c]	10,665
913	Twitter, Inc., Convertible, Series Da,c	22,232
292	Twitter, Inc., Convertible, Series Fa,c	7,110
3,855	Twitter, Inc., Convertible, Series G-2[a,c]	93,869

	Total	181,258

	Total Preferred Stock (cost $150,381)	181,258

Shares	Collateral Held for Securities Loaned (2.9%)	Value
2,005,205	Thrivent Cash Management Trust	2,005,205

	Total Collateral Held for Securities Loaned (cost $2,005,205)	2,005,205

Shares or Principal Amount	Short-Term Investments (1.2%)	Value
	Thrivent Cash Management Trust
803,326	0.070%	$803,326

	Total Short-Term Investments (at amortized cost)	803,326

	Total Investments (cost $41,705,675) 102.7%	$70,620,924

	Other Assets and Liabilities, Net (2.7%)	(1,878,307)

	Total Net Assets 100.0%	$68,742,617

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$29,048,747
Gross unrealized depreciation	(133,498)

Net unrealized appreciation (depreciation)	$28,915,249

Cost for federal income tax purposes	$41,705,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	19,754,856	19,215,084	539,772	–
Consumer Staples	3,463,483	2,890,153	573,330	–
Energy	3,381,511	3,381,511	–	–
Financials	7,257,048	7,257,048	–	–
Health Care	7,673,192	7,381,885	291,307	–
Industrials	7,998,799	7,998,799	–	–
Information Technology	14,061,010	13,537,689	465,368	57,953
Materials	1,735,676	1,735,676	–	–
Telecommunications Services	2,305,560	2,027,770	277,790	–
Preferred Stock
Information Technology	181,258	–	–	181,258
Collateral Held for Securities Loaned	2,005,205	2,005,205	–	–
Short-Term Investments	803,326	803,326	–	–

Total	$70,620,924	$68,234,146	$2,147,567	$239,211

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	87	–	87	–

Total Liability Derivatives	$87	$–	$87	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Hong Kong Dollar	SSB	95,853	10/2/2013 - 10/3/2013	$12,361	$12,359	($2)
Total Purchases				$12,361	$12,359	($2)
Sales
British Pound	SSB	5,398	10/1/2013	$8,653	$8,738	($85)
Total Sales				$8,653	$8,738	($85)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($87)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$304,150	$14,808,965	$13,107,910	2,005,205	$2,005,205	$3,217
Cash Management Trust- Short Term Investment	1,259,587	7,096,531	7,552,792	803,326	803,326	340
Total Value and Income Earned	1,563,737				2,808,531	3,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (10.8%)
168,080	CBS Corporation	$9,271,293
359,840	Delphi Automotive plc	21,021,853
83,190	Harley-Davidson, Inc.	5,344,125
762,000	Lowe’s Companies, Inc.	36,278,820
615,080	News Corporation	20,543,672
176,110	Time Warner Cable, Inc.	19,653,876

	Total	112,113,639

Consumer Staples (6.6%)
416,070	CVS Caremark Corporation	23,611,973
110,500	Kimberly-Clark Corporation	10,411,310
163,187	Kraft Foods Group, Inc.	8,557,526
489,572	Mondelez International, Inc.	15,382,352
124,109	Philip Morris International, Inc.	10,746,599

	Total	68,709,760

Energy (13.0%)
144,375	Chevron Corporation	17,541,563
107,069	EOG Resources, Inc.	18,124,640
262,450	EQT Corporation	23,284,564
803,851	Marathon Oil Corporation	28,038,323
221,650	Schlumberger, Ltd.	19,584,994
499,700	Total SA ADR	28,942,624

	Total	135,516,708

Financials (22.1%)
181,280	ACE, Ltd.	16,960,557
221,660	Allstate Corporation	11,204,913
2,602,590	Bank of America Corporation	35,915,742
905,850	Citigroup, Inc.	43,942,783
562,960	Invesco, Ltd.	17,958,424
703,520	MetLife, Inc.	33,030,264
763,360	Morgan Stanley	20,572,552
251,280	State Street Corporation	16,521,660
104,159	SVB Financial Group[a]	8,996,213
594,890	Wells Fargo & Company	24,580,855

	Total	229,683,963

Health Care (13.6%)
315,890	Baxter International, Inc.	20,750,814
313,790	Covidien plc	19,122,363
181,250	Eli Lilly and Company	9,122,312
970,400	Merck & Company, Inc.	46,200,744
593,540	Sanofi ADR	30,050,930
225,347	UnitedHealth Group, Inc.	16,137,099

	Total	141,384,262

Industrials (9.6%)
98,100	Boeing Company	11,526,750
751,200	CSX Corporation	19,335,888
203,840	Honeywell International, Inc.	16,926,873
261,800	Ingersoll-Rand plc	17,001,292
402,600	Jacobs Engineering Group, Inc.[a]	23,423,268
180,440	Pentair, Ltd.	11,717,774

	Total	99,931,845

Information Technology (12.0%)
1,222,490	Cisco Systems, Inc.	28,630,716
483,660	Microsoft Corporation	16,110,714
361,180	NetApp, Inc.	15,393,492
792,580	Symantec Corporation	19,616,355
676,490	Texas Instruments, Inc.	27,242,252

Shares	Common Stock (96.6%)	Value
Information Technology (12.0%) - continued
396,550	Xilinx, Inc.	$18,582,333

	Total	125,575,862

Materials (3.0%)
188,000	Celanese Corporation	9,924,520
282,980	Dow Chemical Company	10,866,432
210,540	Nucor Corporation	10,320,671

	Total	31,111,623

Telecommunications Services (1.5%)
348,414	Verizon Communications, Inc.	16,256,997

	Total	16,256,997

Utilities (4.4%)
664,790	NiSource, Inc.	20,535,363
615,880	PG&E Corporation	25,201,810

	Total	45,737,173

	Total Common Stock (cost $758,390,761)	1,006,021,832

Shares	Collateral Held for Securities Loaned (0.3%)	Value
3,525,800	Thrivent Cash Management Trust	3,525,800

	Total Collateral Held for Securities Loaned (cost $3,525,800)	3,525,800

Shares or Principal Amount	Short-Term Investments (3.3%)	Value
	Thrivent Cash Management Trust
34,045,126	0.070%	34,045,126

	Total Short-Term Investments (at amortized cost)	34,045,126

	Total Investments (cost $795,961,687) 100.2%	$1,043,592,758

	Other Assets and Liabilities, Net (0.2%)	(2,520,778)

	Total Net Assets 100.0%	$1,041,071,980

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$249,394,631
Gross unrealized depreciation	(1,763,560)

Net unrealized appreciation (depreciation)	$247,631,071

Cost for federal income tax purposes	$795,961,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	112,113,639	112,113,639	–	–
Consumer Staples	68,709,760	68,709,760	–	–
Energy	135,516,708	135,516,708	–	–
Financials	229,683,963	229,683,963	–	–
Health Care	141,384,262	141,384,262	–	–
Industrials	99,931,845	99,931,845	–	–
Information Technology	125,575,862	125,575,862	–	–
Materials	31,111,623	31,111,623	–	–
Telecommunications Services	16,256,997	16,256,997	–	–
Utilities	45,737,173	45,737,173	–	–
Collateral Held for Securities Loaned	3,525,800	3,525,800	–	–
Short-Term Investments	34,045,126	34,045,126	–	–

Total	$1,043,592,758	$1,043,592,758	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$9,489,875	$123,061,300	$129,025,375	3,525,800	$3,525,800	$37,612
Cash Management Trust- Short Term Investment	25,134,925	63,887,467	54,977,266	34,045,126	34,045,126	18,408
Total Value and Income Earned	34,624,800				37,570,926	56,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (93.3%)	Value
Consumer Discretionary (11.9%)
53,692	Amazon.com, Inc.[a]	$16,786,267
35,300	AutoZone, Inc.[a]	14,922,369
105,700	CBS Corporation	5,830,412
359,550	Comcast Corporation	16,233,682
291,275	Las Vegas Sands Corporation	19,346,486
467,050	Twenty-First Century Fox, Inc.	15,646,175

	Total	88,765,391

Consumer Staples (9.1%)
99,800	Anheuser-Busch InBev NV ADR	9,900,160
67,100	British American Tobacco plc ADR	7,055,565
76,597	CVS Caremark Corporation	4,346,880
213,700	Kimberly-Clark Corporation	20,134,814
186,362	Philip Morris International, Inc.	16,137,085
144,988	Procter & Gamble Company	10,959,643

	Total	68,534,147

Energy (10.3%)
77,495	EOG Resources, Inc.	13,118,354
487,600	Marathon Oil Corporation	17,007,488
128,685	Schlumberger, Ltd.	11,370,606
196,350	Total SA ADR	11,372,592
1,570,700	Weatherford International, Ltd.[a]	24,078,831

	Total	76,947,871

Financials (15.8%)
123,380	ACE, Ltd.	11,543,433
295,434	Bank of America Corporation	4,076,989
472,780	Citigroup, Inc.	22,934,558
350,660	Invesco, Ltd.	11,186,054
582,199	J.P. Morgan Chase & Company	30,093,866
9,925	MasterCard, Inc.	6,677,342
201,131	State Street Corporation	13,224,363
457,973	Wells Fargo & Company	18,923,444

	Total	118,660,049

Health Care (13.3%)
81,620	Baxter International, Inc.	5,361,618
107,010	Covidien plc	6,521,189
386,800	Eli Lilly and Company	19,467,644
62,718	Express Scripts Holding Company[a]	3,874,718
229,009	Gilead Sciences, Inc.[a]	14,390,926
508,630	Merck & Company, Inc.	24,215,874
115,000	Shire Pharmaceuticals Group plc ADR	13,787,350
162,440	UnitedHealth Group, Inc.	11,632,329

	Total	99,251,648

Industrials (9.1%)
157,200	Boeing Company	18,471,000
57,100	Fluor Corporation	4,051,816
135,459	Honeywell International, Inc.	11,248,515
268,550	Jacobs Engineering Group, Inc.[a]	15,624,239
119,075	Union Pacific Corporation	18,497,111

	Total	67,892,681

Information Technology (18.4%)
70,984	Apple, Inc.	33,841,622
128,900	Citrix Systems, Inc.[a]	9,101,629
624,900	EMC Corporation	15,972,444
143,675	Facebook, Inc.[a]	7,218,232
21,744	Google, Inc.[a]	19,045,787

Shares	Common Stock (93.3%)	Value
Information Technology (18.4%) - continued
107,660	Microsoft Corporation	$3,586,155
249,000	NetApp, Inc.	10,612,380
216,331	QUALCOMM, Inc.	14,572,056
216,300	Symantec Corporation	5,353,425
117,405	VMware, Inc.[a]	9,498,065
186,570	Xilinx, Inc.	8,742,670

	Total	137,544,465

Materials (2.3%)
160,200	Celanese Corporation	8,456,958
193,500	Dow Chemical Company	7,430,400
49,257	Southern Copper Corporation	1,341,761

	Total	17,229,119

Utilities (3.1%)
386,480	NiSource, Inc.	11,938,367
269,700	PG&E Corporation	11,036,124

	Total	22,974,491

	Total Common Stock (cost $597,149,624)	697,799,862

Shares or Principal Amount	Short-Term Investments (6.5%)	Value
	Federal Home Loan Bank Discount Notes
2,800,000	0.093%, 12/11/2013[b,c]	2,799,487
	Thrivent Cash Management Trust
45,796,922	0.070%	45,796,922

	Total Short-Term Investments (at amortized cost)	48,596,409

	Total Investments (cost $645,746,033) 99.8%	$746,396,271

	Other Assets and Liabilities, Net 0.2%	1,844,326

	Total Net Assets 100.0%	$748,240,597

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At September 30, 2013, $2,499,542 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$105,759,272
Gross unrealized depreciation	(5,109,034)

Net unrealized appreciation (depreciation)	$100,650,238

Cost for federal income tax purposes	$645,746,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	88,765,391	88,765,391	–	–
Consumer Staples	68,534,147	68,534,147	–	–
Energy	76,947,871	76,947,871	–	–
Financials	118,660,049	118,660,049	–	–
Health Care	99,251,648	99,251,648	–	–
Industrials	67,892,681	67,892,681	–	–
Information Technology	137,544,465	137,544,465	–	–
Materials	17,229,119	17,229,119	–	–
Utilities	22,974,491	22,974,491	–	–
Short-Term Investments	48,596,409	45,796,922	2,799,487	–

Total	$746,396,271	$743,596,784	$2,799,487	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	256,595	256,595	–	–

Total Asset Derivatives	$256,595	$256,595	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	804	December 2013	$31,058,051	$31,314,646	$256,595
Total Futures Contracts					$256,595

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$–	$29,696,792	$29,696,792	–	$–	$6,543
Cash Management Trust- Short Term Investment	66,760,615	59,969,114	80,932,807	45,796,922	45,796,922	37,000
Total Value and Income Earned	66,760,615				45,796,922	43,543

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (12.3%)
1,800	Abercrombie & Fitch Company	$63,666
8,600	Amazon.com, Inc.[a]	2,688,704
1,400	AutoNation, Inc.[a]	73,038
900	AutoZone, Inc.[a]	380,457
5,100	Bed Bath & Beyond, Inc.[a]	394,536
6,225	Best Buy Company, Inc.	233,437
2,700	BorgWarner, Inc.[b]	273,753
5,000	Cablevision Systems Corporation	84,200
5,300	CarMax, Inc.[a]	256,891
10,200	Carnival Corporation	332,928
13,172	CBS Corporation	726,568
700	Chipotle Mexican Grill, Inc.[a]	300,090
6,500	Coach, Inc.	354,445
60,915	Comcast Corporation	2,750,312
6,600	D.R. Horton, Inc.	128,238
3,050	Darden Restaurants, Inc.	141,184
6,600	Delphi Automotive plc	385,572
11,900	DIRECTV[a]	711,025
5,400	Discovery Communications, Inc.[a]	455,868
7,000	Dollar General Corporation[a]	395,220
5,200	Dollar Tree, Inc.[a]	297,232
2,450	Expedia, Inc.	126,886
2,300	Family Dollar Stores, Inc.	165,646
91,711	Ford Motor Company	1,547,165
1,200	Fossil, Inc.[a]	139,488
5,300	Gannett Company, Inc.	141,987
6,462	Gap, Inc.	260,289
2,800	Garmin, Ltd.	126,532
21,838	General Motors Company[a]	785,513
3,600	Genuine Parts Company	291,204
5,700	Goodyear Tire & Rubber Company[a]	127,965
6,400	H&R Block, Inc.	170,624
5,200	Harley-Davidson, Inc.	334,048
1,600	Harman International Industries, Inc.	105,968
2,650	Hasbro, Inc.	124,921
33,400	Home Depot, Inc.	2,533,390
6,100	International Game Technology	115,473
9,867	Interpublic Group of Companies, Inc.	169,515
6,900	J.C. Penney Company, Inc.[a,b]	60,858
15,900	Johnson Controls, Inc.	659,850
4,800	Kohl’s Corporation	248,400
5,604	L Brands, Inc.	342,404
3,300	Leggett & Platt, Inc.[b]	99,495
3,900	Lennar Corporation	138,060
24,500	Lowe’s Companies, Inc.	1,166,445
8,768	Macy’s, Inc.	379,391
5,306	Marriott International, Inc.	223,170
7,950	Mattel, Inc.	332,787
23,200	McDonald’s Corporation	2,232,072
1,300	Netflix, Inc.[a]	401,973
6,673	Newell Rubbermaid, Inc.	183,508
11,525	News Corporation[a]	185,092
17,400	NIKE, Inc.	1,263,936
3,400	Nordstrom, Inc.	191,080
6,000	Omnicom Group, Inc.	380,640
2,600	O’Reilly Automotive, Inc.[a]	331,734
2,400	PetSmart, Inc.	183,024
1,200	Priceline.com, Inc.[a]	1,213,140
8,092	Pulte Group, Inc.	133,518
1,900	PVH Corporation	225,511
1,400	Ralph Lauren Corporation	230,622

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (12.3%) - continued
5,100	Ross Stores, Inc.	$371,280
2,500	Scripps Networks Interactive	195,275
2,000	Sherwin-Williams Company	364,360
1,400	Snap-On, Inc.	139,300
15,375	Staples, Inc.	225,244
17,400	Starbucks Corporation	1,339,278
4,500	Starwood Hotels & Resorts Worldwide, Inc.	299,025
14,700	Target Corporation	940,506
2,600	Tiffany & Company	199,212
6,658	Time Warner Cable, Inc.	743,033
21,550	Time Warner, Inc.	1,418,205
16,700	TJX Companies, Inc.	941,713
2,550	TripAdvisor, Inc.[a]	193,392
46,200	Twenty-First Century Fox, Inc.	1,547,700
2,600	Urban Outfitters, Inc.[a]	95,602
2,100	VF Corporation	418,005
10,172	Viacom, Inc.	850,176
38,747	Walt Disney Company	2,498,794
70	Washington Post Company	42,795
1,857	Whirlpool Corporation	271,939
3,172	Wyndham Worldwide Corporation	193,397
1,900	Wynn Resorts, Ltd.	300,219
10,480	Yum! Brands, Inc.	748,167

	Total	43,837,305

Consumer Staples (9.8%)
46,600	Altria Group, Inc.	1,600,710
15,368	Archer-Daniels-Midland Company	566,157
10,100	Avon Products, Inc.	208,060
3,700	Beam, Inc.	239,205
3,737	Brown-Forman Corporation	254,602
4,200	Campbell Soup Company[b]	170,982
3,100	Clorox Company	253,332
88,800	Coca-Cola Company	3,363,744
5,800	Coca-Cola Enterprises, Inc.	233,218
20,500	Colgate-Palmolive Company	1,215,650
9,800	ConAgra Foods, Inc.	297,332
3,800	Constellation Brands, Inc.[a]	218,120
10,100	Costco Wholesale Corporation	1,162,712
28,544	CVS Caremark Corporation	1,619,872
4,800	Dr Pepper Snapple Group, Inc.	215,136
5,900	Estee Lauder Companies, Inc.	412,410
14,900	General Mills, Inc.	714,008
3,500	Hershey Company	323,750
3,200	Hormel Foods Corporation	134,784
2,551	J.M. Smucker Company	267,957
5,900	Kellogg Company	346,507
8,892	Kimberly-Clark Corporation	837,804
13,817	Kraft Foods Group, Inc.	724,564
12,100	Kroger Company	488,114
8,700	Lorillard, Inc.	389,586
3,100	McCormick & Company, Inc.	200,570
4,728	Mead Johnson Nutrition Company	351,101
3,600	Molson Coors Brewing Company	180,468
41,352	Mondelez International, Inc.	1,299,280
3,200	Monster Beverage Corporation[a]	167,200
35,930	PepsiCo, Inc.	2,856,435
37,900	Philip Morris International, Inc.	3,281,761
63,738	Procter & Gamble Company	4,817,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Staples (9.8%) - continued
7,400	Reynolds American, Inc.	$360,972
5,600	Safeway, Inc.	179,144
13,700	Sysco Corporation[b]	436,071
6,500	Tyson Foods, Inc.	183,820
20,200	Walgreen Company	1,086,760
37,900	Wal-Mart Stores, Inc.	2,803,084
8,600	Whole Foods Market, Inc.	503,100

	Total	34,966,037

Energy (10.2%)
11,672	Anadarko Petroleum Corporation	1,085,379
9,320	Apache Corporation	793,505
10,283	Baker Hughes, Inc.	504,895
9,800	Cabot Oil & Gas Corporation	365,736
5,800	Cameron International Corporation[a]	338,546
11,800	Chesapeake Energy Corporation[b]	305,384
44,896	Chevron Corporation	5,454,864
28,449	ConocoPhillips	1,977,490
5,300	Consol Energy, Inc.	178,345
8,600	Denbury Resources, Inc.[a]	158,326
8,800	Devon Energy Corporation	508,288
1,700	Diamond Offshore Drilling, Inc.[b]	105,944
5,400	Ensco plc	290,250
6,300	EOG Resources, Inc.	1,066,464
3,500	EQT Corporation	310,520
102,490	Exxon Mobil Corporation	8,818,239
5,500	FMC Technologies, Inc.[a]	304,810
19,700	Halliburton Company	948,555
2,500	Helmerich & Payne, Inc.	172,375
6,800	Hess Corporation	525,912
15,600	Kinder Morgan, Inc.	554,892
16,468	Marathon Oil Corporation	574,404
7,384	Marathon Petroleum Corporation	474,939
4,100	Murphy Oil Corporation	247,312
6,100	Nabors Industries, Ltd.	97,966
9,900	National Oilwell Varco, Inc.	773,289
3,200	Newfield Exploration Company[a]	87,584
5,900	Noble Corporation	222,843
8,400	Noble Energy, Inc.	562,884
18,800	Occidental Petroleum Corporation	1,758,552
6,300	Peabody Energy Corporation	108,675
14,224	Phillips 66	822,432
3,200	Pioneer Natural Resources Company	604,160
4,200	QEP Resources, Inc.	116,298
3,800	Range Resources Corporation	288,382
2,900	Rowan Companies plc[a]	106,488
30,794	Schlumberger, Ltd.	2,720,958
8,100	Southwestern Energy Company[a]	294,678
15,504	Spectra Energy Corporation	530,702
3,200	Tesoro Corporation	140,736
12,700	Valero Energy Corporation	433,705
15,900	Williams Companies, Inc.	578,124
4,700	WPX Energy, Inc.[a]	90,522

	Total	36,404,352

Financials (17.0%)
7,900	ACE, Ltd.	739,124
10,800	Aflac, Inc.	669,492
10,882	Allstate Corporation	550,085
21,700	American Express Company	1,638,784

Shares	Common Stock (97.8%)	Value
Financials (17.0%) - continued
34,267	American International Group, Inc.	$1,666,404
9,200	American Tower Corporation	681,996
4,700	Ameriprise Financial, Inc.	428,076
7,225	Aon plc	537,829
3,436	Apartment Investment & Management Company	96,002
1,800	Assurant, Inc.	97,380
2,901	AvalonBay Communities, Inc.	368,688
249,910	Bank of America Corporation	3,448,758
26,852	Bank of New York Mellon Corporation	810,662
16,300	BB&T Corporation	550,125
41,869	Berkshire Hathaway, Inc.[a]	4,752,550
2,900	BlackRock, Inc.	784,798
3,500	Boston Properties, Inc.	374,150
13,573	Capital One Financial Corporation	933,008
6,500	CBRE Group, Inc.[a]	150,345
26,825	Charles Schwab Corporation	567,081
6,000	Chubb Corporation	535,560
3,438	Cincinnati Financial Corporation	162,136
70,793	Citigroup, Inc.	3,434,168
7,300	CME Group, Inc.	539,324
4,350	Comerica, Inc.	170,999
11,325	Discover Financial Services	572,366
6,610	E*TRADE Financial Corporation[a]	109,065
7,800	Equity Residential	417,846
20,594	Fifth Third Bancorp	371,516
9,500	Franklin Resources, Inc.	480,225
11,500	Genworth Financial, Inc.[a]	147,085
9,800	Goldman Sachs Group, Inc.	1,550,458
10,500	Hartford Financial Services Group, Inc.	326,760
10,500	HCP, Inc.	429,975
6,600	Health Care REIT, Inc.	411,708
17,441	Host Hotels & Resorts, Inc.	308,182
11,100	Hudson City Bancorp, Inc.	100,455
19,371	Huntington Bancshares, Inc.	160,004
1,700	IntercontinentalExchange, Inc.[a,b]	308,414
10,300	Invesco, Ltd.	328,570
87,648	J.P. Morgan Chase & Company	4,530,525
21,300	KeyCorp	242,820
9,500	Kimco Realty Corporation	191,710
2,600	Legg Mason, Inc.	86,944
7,201	Leucadia National Corporation	196,155
6,194	Lincoln National Corporation	260,086
7,100	Loews Corporation	331,854
3,000	M&T Bank Corporation[b]	335,760
3,200	Macerich Company	180,608
12,700	Marsh & McLennan Companies, Inc.	553,085
2,400	MasterCard, Inc.	1,614,672
6,400	McGraw-Hill Companies, Inc.	419,776
26,032	MetLife, Inc.	1,222,202
4,500	Moody’s Corporation	316,485
32,250	Morgan Stanley	869,138
2,700	NASDAQ OMX Group, Inc.	86,643
5,200	Northern Trust Corporation	282,828
5,600	NYSE Euronext	235,088
7,500	People’s United Financial, Inc.	107,850
3,800	Plum Creek Timber Company, Inc.	177,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.8%)	Value
Financials (17.0%) - continued
12,314	PNC Financial Services Group, Inc.	$892,149
6,400	Principal Financial Group, Inc.	274,048
12,900	Progressive Corporation	351,267
11,596	Prologis, Inc.	436,242
10,800	Prudential Financial, Inc.	842,184
3,400	Public Storage, Inc.	545,870
32,577	Regions Financial Corporation	301,663
7,244	Simon Property Group, Inc.	1,073,778
10,200	SLM Corporation	253,980
10,400	State Street Corporation	683,800
12,500	SunTrust Banks, Inc.	405,250
5,968	T. Rowe Price Group, Inc.	429,278
2,200	Torchmark Corporation	159,170
8,681	Travelers Companies, Inc.	735,888
42,985	U.S. Bancorp	1,572,391
6,224	Unum Group	189,459
6,800	Ventas, Inc.	418,200
11,900	Visa, Inc.	2,274,090
3,997	Vornado Realty Trust	335,988
112,440	Wells Fargo & Company	4,646,021
13,582	Weyerhaeuser Company REIT	388,853
6,700	XL Group plc	206,494
4,300	Zions Bancorporation	117,906

	Total	60,486,305

Health Care (12.7%)
36,200	Abbott Laboratories	1,201,478
36,800	AbbVie, Inc.	1,646,064
4,200	Actavis, Inc.[a]	604,800
8,739	Aetna, Inc.	559,471
4,600	Alexion Pharmaceuticals, Inc.[a]	534,336
6,900	Allergan, Inc.	624,105
5,400	AmerisourceBergen Corporation	329,940
17,440	Amgen, Inc.	1,952,233
12,600	Baxter International, Inc.	827,694
4,500	Becton, Dickinson and Company	450,090
5,500	Biogen Idec, Inc.[a]	1,324,180
31,250	Boston Scientific Corporation[a]	366,875
38,298	Bristol-Myers Squibb Company	1,772,431
1,800	C.R. Bard, Inc.	207,360
7,975	Cardinal Health, Inc.	415,896
5,087	CareFusion Corporation[a]	187,710
9,600	Celgene Corporation[a]	1,477,728
6,800	Cerner Corporation[a]	357,340
6,600	CIGNA Corporation	507,276
10,800	Covidien plc	658,152
4,100	DaVita HealthCare Partners, Inc.[a]	233,290
3,300	DENTSPLY International, Inc.	143,253
2,700	Edwards Lifesciences Corporation[a]	188,001
23,000	Eli Lilly and Company	1,157,590
18,845	Express Scripts Holding Company[a]	1,164,244
5,500	Forest Laboratories, Inc.[a]	235,345
35,600	Gilead Sciences, Inc.[a]	2,237,104
3,880	Hospira, Inc.[a]	152,174
3,700	Humana, Inc.	345,321
900	Intuitive Surgical, Inc.[a]	338,643
65,540	Johnson & Johnson	5,681,662
2,100	Laboratory Corporation of America Holdings[a]	208,194
4,043	Life Technologies Corporation[a]	302,538
5,342	McKesson Corporation	685,379

Shares	Common Stock (97.8%)	Value
Health Care (12.7%) - continued
23,300	Medtronic, Inc.	$1,240,725
68,183	Merck & Company, Inc.	3,246,193
8,900	Mylan, Inc.[a]	339,713
2,000	Patterson Companies, Inc.	80,400
2,600	PerkinElmer, Inc.	98,150
2,100	Perrigo Company	259,098
154,160	Pfizer, Inc.	4,425,934
3,600	Quest Diagnostics, Inc.	222,444
1,800	Regeneron Pharmaceuticals, Inc.[a]	563,166
6,584	St. Jude Medical, Inc.	353,166
6,800	Stryker Corporation	459,612
2,375	Tenet Healthcare Corporation[a]	97,826
8,300	Thermo Fisher Scientific, Inc.[b]	764,845
23,600	UnitedHealth Group, Inc.	1,689,996
2,600	Varian Medical Systems, Inc.[a]	194,298
5,500	Vertex Pharmaceuticals, Inc.[a]	417,010
2,000	Waters Corporation[a]	212,420
7,000	WellPoint, Inc.	585,270
3,950	Zimmer Holdings, Inc.	324,453
11,700	Zoetis, Inc.	364,104

	Total	45,016,720

Industrials (10.5%)
15,100	3M Company	1,803,091
4,700	ADT Corporation[a]	191,102
5,700	AMETEK, Inc.	262,314
16,160	Boeing Company	1,898,800
3,800	C.H. Robinson Worldwide, Inc.	226,328
14,800	Caterpillar, Inc.	1,233,876
2,400	Cintas Corporation	122,880
23,700	CSX Corporation	610,038
4,100	Cummins, Inc.	544,767
13,900	Danaher Corporation	963,548
9,000	Deere & Company	732,510
19,900	Delta Air Lines, Inc.	469,441
4,000	Dover Corporation	359,320
1,000	Dun & Bradstreet Corporation[b]	103,850
10,944	Eaton Corporation plc	753,385
16,700	Emerson Electric Company	1,080,490
2,800	Equifax, Inc.	167,580
4,800	Expeditors International of Washington, Inc.	211,488
6,300	Fastenal Company	316,575
6,860	FedEx Corporation	782,795
1,600	First Solar, Inc.[a]	64,336
3,300	Flowserve Corporation	205,887
3,800	Fluor Corporation	269,648
7,700	General Dynamics Corporation	673,904
237,000	General Electric Company	5,661,930
18,275	Honeywell International, Inc.	1,517,556
9,600	Illinois Tool Works, Inc.	732,192
6,300	Ingersoll-Rand plc	409,122
3,919	Iron Mountain, Inc.	105,891
3,100	Jacobs Engineering Group, Inc.[a]	180,358
2,500	Joy Global, Inc.[b]	127,600
2,600	Kansas City Southern	284,336
2,100	L-3 Communications Holdings, Inc.	198,450
6,200	Lockheed Martin Corporation	790,810
8,300	Masco Corporation	176,624
5,000	Nielsen Holdings NV	182,250
7,300	Norfolk Southern Corporation	564,655
5,398	Northrop Grumman Corporation	514,214
8,237	PACCAR, Inc.	458,471

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.8%)	Value
Industrials (10.5%) - continued
2,600	Pall Corporation	$200,304
3,475	Parker Hannifin Corporation	377,802
4,699	Pentair, Ltd.	305,153
4,700	Pitney Bowes, Inc.[b]	85,493
3,400	Precision Castparts Corporation	772,616
5,000	Quanta Services, Inc.[a]	137,550
7,600	Raytheon Company	585,732
6,420	Republic Services, Inc.	214,171
3,300	Robert Half International, Inc.	128,799
3,200	Rockwell Automation, Inc.	342,208
3,200	Rockwell Collins, Inc.	217,152
2,300	Roper Industries, Inc.	305,601
1,200	Ryder System, Inc.	71,640
16,500	Southwest Airlines Company	240,240
3,700	Stanley Black & Decker, Inc.	335,109
2,000	Stericycle, Inc.[a]	230,800
6,500	Textron, Inc.	179,465
10,800	Tyco International, Ltd.	377,784
10,900	Union Pacific Corporation	1,693,206
16,800	United Parcel Service, Inc.	1,535,016
19,600	United Technologies Corporation	2,113,272
1,400	W.W. Grainger, Inc.	366,394
10,099	Waste Management, Inc.	416,483
4,300	Xylem, Inc.	120,099

	Total	37,304,501

Information Technology (16.5%)
15,000	Accenture plc	1,104,600
10,900	Adobe Systems, Inc.[a]	566,146
7,715	Agilent Technologies, Inc.	395,394
4,200	Akamai Technologies, Inc.[a]	217,140
7,500	Altera Corporation	278,700
3,700	Amphenol Corporation	286,306
7,200	Analog Devices, Inc.	338,760
21,200	Apple, Inc.[c]	10,107,100
28,000	Applied Materials, Inc.	491,120
5,200	Autodesk, Inc.[a]	214,084
11,300	Automatic Data Processing, Inc.	817,894
12,700	Broadcom Corporation	330,327
7,712	CA, Inc.	228,815
124,700	Cisco Systems, Inc.	2,920,474
4,300	Citrix Systems, Inc.[a]	303,623
7,000	Cognizant Technology Solutions Corporation[a]	574,840
3,500	Computer Sciences Corporation	181,090
34,000	Corning, Inc.	496,060
34,100	Dell, Inc.	469,557
27,100	eBay, Inc.[a]	1,511,909
7,100	Electronic Arts, Inc.[a]	181,405
48,486	EMC Corporation	1,239,302
1,900	F5 Networks, Inc.[a]	162,944
6,800	Fidelity National Information Services, Inc.	315,792
3,100	Fiserv, Inc.[a]	313,255
3,300	FLIR Systems, Inc.	103,620
2,800	GameStop Corporation[b]	139,020
6,500	Google, Inc.[a]	5,693,415
2,500	Harris Corporation	148,250
44,786	Hewlett-Packard Company	939,610
115,900	Intel Corporation	2,656,428
24,000	International Business Machines Corporation	4,444,320
6,900	Intuit, Inc.	457,539
4,200	Jabil Circuit, Inc.	91,056

Shares	Common Stock (97.8%)	Value
Information Technology (16.5%) - continued
5,462	JDS Uniphase Corporation[a]	$80,346
11,800	Juniper Networks, Inc.[a]	234,348
3,900	KLA-Tencor Corporation	237,315
3,800	Lam Research Corporation[a]	194,522
5,400	Linear Technology Corporation	214,164
12,700	LSI Corporation	99,314
4,500	Microchip Technology, Inc.[b]	181,305
24,100	Micron Technology, Inc.[a]	421,027
176,300	Microsoft Corporation	5,872,553
3,200	Molex, Inc.[b]	123,264
5,555	Motorola Solutions, Inc.	329,856
8,000	NetApp, Inc.	340,960
13,450	NVIDIA Corporation	209,282
83,037	Oracle Corporation	2,754,337
7,500	Paychex, Inc.	304,800
40,000	QUALCOMM, Inc.	2,694,400
4,400	Red Hat, Inc.[a]	203,016
12,700	Salesforce.com, Inc.[a]	659,257
5,600	SanDisk Corporation	333,256
7,300	Seagate Technology plc	319,302
16,224	Symantec Corporation	401,544
9,700	TE Connectivity, Ltd.	502,266
3,800	Teradata Corporation[a]	210,672
4,400	Teradyne, Inc.[a]	72,688
25,700	Texas Instruments, Inc.	1,034,939
3,800	Total System Services, Inc.	111,796
3,200	VeriSign, Inc.[a]	162,848
5,000	Western Digital Corporation	317,000
12,880	Western Union Company	240,341
26,985	Xerox Corporation	277,676
6,100	Xilinx, Inc.	285,846
22,100	Yahoo!, Inc.[a]	732,836

	Total	58,876,971

Materials (3.3%)
4,800	Air Products and Chemicals, Inc.	511,536
1,600	Airgas, Inc.	169,680
24,864	Alcoa, Inc.	201,895
2,569	Allegheny Technologies, Inc.	78,406
2,300	Avery Dennison Corporation	100,096
3,400	Ball Corporation	152,592
2,400	Bemis Company, Inc.	93,624
1,400	CF Industries Holdings, Inc.	295,162
3,600	Cliffs Natural Resources, Inc.[b]	73,800
28,093	Dow Chemical Company	1,078,771
21,411	E.I. du Pont de Nemours and Company	1,253,828
3,600	Eastman Chemical Company	280,440
6,300	Ecolab, Inc.	622,188
3,200	FMC Corporation	229,504
24,092	Freeport-McMoRan Copper & Gold, Inc.	796,963
1,900	International Flavors & Fragrances, Inc.	156,370
10,371	International Paper Company	464,621
10,400	LyondellBasell Industries NV	761,592
4,081	MeadWestvaco Corporation	156,629
12,378	Monsanto Company	1,291,892
7,900	Mosaic Company	339,858
11,548	Newmont Mining Corporation	324,499
7,400	Nucor Corporation	362,748
3,900	Owens-Illinois, Inc.[a]	117,078
3,300	PPG Industries, Inc.	551,298

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (97.8%)	Value
Materials (3.3%) - continued
6,900	Praxair, Inc.	$829,449
4,552	Sealed Air Corporation	123,769
2,800	Sigma-Aldrich Corporation	238,840
3,400	United States Steel Corporation[b]	70,006
3,000	Vulcan Materials Company	155,430

	Total	11,882,564

Telecommunications Services (2.4%)
123,639	AT&T, Inc.	4,181,471
14,025	CenturyLink, Inc.[b]	440,105
6,800	Crown Castle International Corporation[a]	496,604
23,178	Frontier Communications Corporation[b]	96,652
66,496	Verizon Communications, Inc.	3,102,703
13,807	Windstream Corporation[b]	110,456

	Total	8,427,991

Utilities (3.1%)
14,400	AES Corporation	191,376
2,805	AGL Resources, Inc.	129,114
5,700	Ameren Corporation	198,588
11,260	American Electric Power Company, Inc.	488,121
9,973	CenterPoint Energy, Inc.	239,053
6,100	CMS Energy Corporation	160,552
6,800	Consolidated Edison, Inc.	374,952
13,394	Dominion Resources, Inc.	836,857
4,100	DTE Energy Company	270,518
16,402	Duke Energy Corporation	1,095,326
7,600	Edison International, Inc.	350,056
4,200	Entergy Corporation	265,398
19,874	Exelon Corporation	589,066
9,734	FirstEnergy Corporation	354,804
1,815	Integrys Energy Group, Inc.	101,440
9,900	NextEra Energy, Inc.	793,584
7,209	NiSource, Inc.	222,686
7,300	Northeast Utilities	301,125
7,500	NRG Energy, Inc.	204,975
4,800	ONEOK, Inc.	255,936
5,700	Pepco Holdings, Inc.	105,222
10,300	PG&E Corporation	421,476
2,600	Pinnacle West Capital Corporation	142,324
14,700	PPL Corporation	446,586
11,700	Public Service Enterprise Group, Inc.	385,281
3,200	SCANA Corporation	147,328
5,275	Sempra Energy	451,540
20,300	Southern Company	835,954
4,800	TECO Energy, Inc.	79,392
5,300	Wisconsin Energy Corporation	214,014
11,505	Xcel Energy, Inc.	317,653

	Total	10,970,297

	Total Common Stock (cost $232,478,051)	348,173,043

Shares	Collateral Held for Securities Loaned (1.0%)	Value
3,599,121	Thrivent Cash Management Trust	$3,599,121

	Total Collateral Held for Securities Loaned (cost $3,599,121)	3,599,121

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
	Thrivent Cash Management Trust
7,842,748	0.070%	7,842,748

	Total Short-Term Investments (at amortized cost)	7,842,748

	Total Investments (cost $243,919,920) 101.0%	$359,614,912

	Other Assets and Liabilities, Net (1.0%)	(3,621,549)

	Total Net Assets 100.0%	$355,993,363

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2013, $953,500 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$133,132,707
Gross unrealized depreciation	(17,437,715)

Net unrealized appreciation (depreciation)	$115,694,992

Cost for federal income tax purposes	$243,919,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,837,305	43,837,305	–	–
Consumer Staples	34,966,037	34,966,037	–	–
Energy	36,404,352	36,404,352	–	–
Financials	60,486,305	60,486,305	–	–
Health Care	45,016,720	45,016,720	–	–
Industrials	37,304,501	37,304,501	–	–
Information Technology	58,876,971	58,876,971	–	–
Materials	11,882,564	11,882,564	–	–
Telecommunications Services	8,427,991	8,427,991	–	–
Utilities	10,970,297	10,970,297	–	–
Collateral Held for Securities Loaned	3,599,121	3,599,121	–	–
Short-Term Investments	7,842,748	7,842,748	–	–

Total	$359,614,912	$359,614,912	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	28,198	28,198	–	–

Total Liability Derivatives	$28,198	$28,198	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	18	December 2013	$7,562,548	$7,534,350	($28,198)
Total Futures Contracts					($28,198)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$1,526,426	$17,399,392	$15,326,697	3,599,121	$3,599,121	$7,770
Cash Management Trust- Short Term Investment	2,166,703	19,060,532	13,384,487	7,842,748	7,842,748	2,726
Total Value and Income Earned	3,693,129				11,441,869	10,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

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Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value
Communications Services (1.3%)
	Clear Channel Communications, Inc., Term Loan
$2,621,804	3.829%, 1/29/2016	$2,466,462
7,733,196	6.929%, 1/30/2019	7,164,806
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,636,750	9.000%, 3/22/2019	2,664,357

	Total	12,295,625

Consumer Non-Cyclical (1.2%)
	Albertsons, LLC, Term Loan
2,985,000	4.750%, 3/21/2019	2,975,687
	DJO Finance, LLC, Term Loan
3,283,037	4.750%, 9/15/2017[b,c]	3,287,961
	HCA, Inc., Term Loan
4,729,546	2.929%, 5/1/2018	4,716,871

	Total	10,980,519

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	6.500%, 2/28/2019	2,627,925

	Total	2,627,925

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.184%, 3/23/2018	4,234,659

	Total	4,234,659

	Total Bank Loans (cost $29,614,172)	30,138,728

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,410,427	5.746%, 5/25/2036	1,762,723
1,800,000	6.011%, 5/25/2036	1,284,358

	Total	3,047,081

Basic Materials (8.2%)
	APERAM
2,645,000	7.750%, 4/1/2018[b]	2,605,325
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018[b]	1,633,725
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017	2,018,750
2,770,000	8.250%, 4/1/2020	2,970,825
	FMG Resources Pty. Ltd.
2,630,000	7.000%, 11/1/2015[b,c]	2,708,900
1,590,000	6.000%, 4/1/2017[b,c]	1,629,750
3,200,000	6.875%, 2/1/2018[b,c]	3,344,000
4,390,000	8.250%, 11/1/2019[b,c]	4,730,225
	Graphic Packaging International, Inc.
1,600,000	7.875%, 10/1/2018	1,744,000
790,000	4.750%, 4/15/2021	766,300

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Basic Materials (8.2%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$6,410,000	8.875%, 2/1/2018	$6,634,350
	INEOS Group Holdings SA
1,590,000	6.125%, 8/15/2018[b]	1,554,225
	Inmet Mining Corporation
3,300,000	8.750%, 6/1/2020[b]	3,531,000
2,900,000	7.500%, 6/1/2021[b]	2,972,500
	Magnetation, LLC
2,640,000	11.000%, 5/15/2018[b]	2,560,800
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018[d]	2,829,750
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,199,050
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,335,125
	Resolute Forest Products, Inc.
3,170,000	5.875%, 5/15/2023[b]	2,781,675
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,173,500
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[b]	2,764,025
	Severstal Columbus, LLC
3,600,000	10.250%, 2/15/2018	3,825,000
	Tembec Industries, Inc.
3,180,000	11.250%, 12/15/2018	3,458,250
	US Coatings Acquisition,
	Inc./Flash Dutch 2 BV
1,580,000	7.375%, 5/1/2021[b,c]	1,651,100
	Westmoreland Coal Company
2,640,000	10.750%, 2/1/2018	2,838,000

	Total	74,260,150

Capital Goods (7.8%)
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,964,375
	Cemex Finance, LLC
2,130,000	9.375%, 10/12/2017[b]	2,332,350
	Cemex SAB de CV
2,630,000	9.000%, 1/11/2018[b]	2,833,825
3,780,000	5.018%, 10/15/2018[b,e,f]	3,810,618
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015	1,545,000
2,150,000	3.625%, 4/15/2018	2,139,250
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,571,250
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,815,625
	Liberty Tire Recycling
2,130,000	11.000%, 10/1/2016[d]	2,167,275
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,262,125
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[b]	2,725,800
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,468,100
3,640,000	8.500%, 4/15/2021	3,958,500
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,964,475
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,659,000
2,160,000	9.875%, 8/15/2019	2,343,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

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Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Capital Goods (7.8%) - continued
$2,100,000	5.750%, 10/15/2020	$2,107,875
2,630,000	8.250%, 2/15/2021[c]	2,649,725
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,463,200
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[b]	3,222,625
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	3,870,750
	Tekni-Plex, Inc.
2,677,000	9.750%, 6/1/2019[b]	3,011,625
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,152,925
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,621,875

	Total	70,661,768

Communications Services (15.4%)
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[b,c]	1,131,375
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,351,125
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,499,687
1,610,000	7.000%, 1/15/2019	1,704,588
800,000	7.375%, 6/1/2020	864,000
	CenturyLink, Inc.
710,000	5.625%, 4/1/2020	693,138
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[b]	3,570,000
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,100,000
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[b]	4,362,612
1,680,000	7.000%, 2/15/2020[b]	1,671,600
4,790,000	6.000%, 4/15/2021[b]	4,502,600
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,618,550
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[d]	4,941,600
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,620,650
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,128,875
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	7,974,225
1,580,000	6.625%, 12/15/2022[b]	1,568,150
	Intelsat Luxembourg SA
3,710,000	7.750%, 6/1/2021[b]	3,839,850
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,621,275
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021[b]	5,612,700
	MDC Partners, Inc.
2,650,000	6.750%, 4/1/2020[b]	2,683,125
	NII International Telecom Sarl
2,640,000	7.875%, 8/15/2019[b]	2,395,800
2,700,000	11.375%, 8/15/2019[b]	2,794,500

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Communications Services (15.4%) - continued
	Satmex Escrow SA de CV
$5,230,000	9.500%, 5/15/2017	$5,700,700
	Sprint Nextel Corporation
8,180,000	9.000%, 11/15/2018[b]	9,591,050
2,870,000	7.000%, 3/1/2020[b]	3,085,250
4,000,000	6.000%, 11/15/2022	3,680,000
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[b]	4,832,250
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[b]	3,165,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[b]	4,882,500
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[b]	1,744,000
	Verizon Communications, Inc.
1,560,000	5.150%, 9/15/2023	1,671,986
	Virgin Media Finance plc
1,196,000	8.375%, 10/15/2019	1,297,660
	WideOpenWest Finance, LLC
5,120,000	10.250%, 7/15/2019	5,555,200
	Wind Acquisition Finance SA
4,760,000	11.750%, 7/15/2017[b]	5,057,500
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[b]	4,084,800
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020	3,746,094

	Total	139,344,015

Consumer Cyclical (13.7%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[b,c]	3,891,600
	Beazer Homes USA, Inc.
1,050,000	9.125%, 6/15/2018	1,102,500
3,530,000	9.125%, 5/15/2019	3,724,150
	Best Buy Company, Inc.
2,640,000	5.000%, 8/1/2018	2,712,600
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[b]	2,643,150
2,110,000	6.125%, 7/1/2022[b]	2,067,800
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019	4,060,625
	Choice Hotels International, Inc.
4,475,000	5.750%, 7/1/2022	4,631,625
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019[c]	3,060,850
2,100,000	8.250%, 6/15/2021[c]	2,352,000
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,037,000
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023[b]	1,988,675
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018[c]	4,672,500
	Eldorado Resorts, LLC
4,820,000	8.625%, 6/15/2019[d]	4,988,700
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017[b]	3,001,500
1,720,000	3.250%, 5/15/2018[b]	1,672,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

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Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Cyclical (13.7%) - continued
$1,310,000	6.750%, 6/1/2018	$1,450,825
	Hilton Worldwide Finance, LLC
3,350,000	5.625%, 10/15/2021[b,e]	3,358,375
	Jaguar Land Rover Automotive plc
1,050,000	5.625%, 2/1/2023[b]	1,026,375
	KB Home
1,070,000	7.250%, 6/15/2018	1,151,588
2,000,000	8.000%, 3/15/2020[c]	2,160,000
1,580,000	7.500%, 9/15/2022	1,643,200
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,697,562
1,860,000	5.625%, 2/15/2022	1,906,500
	Lear Corporation
1,760,000	7.875%, 3/15/2018	1,861,200
1,760,000	8.125%, 3/15/2020	1,927,200
1,110,000	4.750%, 1/15/2023[b]	1,029,525
	LKQ Corporation
2,910,000	4.750%, 5/15/2023[b]	2,699,025
	MCE Finance, Ltd.
2,370,000	5.000%, 2/15/2021[b]	2,275,200
	Mohegan Tribal Gaming Authority
2,640,000	9.750%, 9/1/2021[b,c]	2,758,800
	New Cotai, LLC
3,705,000	10.625%, 5/1/2019[d]	3,705,000
	Realogy Group, LLC
1,590,000	3.375%, 5/1/2016[b]	1,590,000
	RHP Hotel Properties, LP
4,120,000	5.000%, 4/15/2021[b]	3,862,500
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[b]	5,293,850
	Royal Caribbean Cruises, Ltd.
3,240,000	5.250%, 11/15/2022[c]	3,142,800
	Seminole Indian Tribe of Florida
4,735,000	7.804%, 10/1/2020[b]	5,066,450
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[b]	5,744,300
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[b]	5,750,900
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[d]	4,316,850
	West Corporation
4,150,000	8.625%, 10/1/2018	4,513,125
2,360,000	7.875%, 1/15/2019	2,542,900

	Total	124,082,025

Consumer Non-Cyclical (10.9%)
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,533,500
	Biomet, Inc.
3,105,000	6.500%, 8/1/2020	3,205,912
2,115,000	6.500%, 10/1/2020	2,144,081
	CHS/Community Health Systems, Inc.
1,585,000	7.125%, 7/15/2020	1,600,850
	Emergency Medical Services Corporation
4,870,000	8.125%, 6/1/2019	5,259,600
	Endo Health Solutions, Inc.
4,260,000	7.250%, 1/15/2022	4,387,800
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[b]	2,919,350

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Consumer Non-Cyclical (10.9%) - continued
$2,150,000	5.750%, 2/15/2021[b]	$2,209,125
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,866,519
2,640,000	5.875%, 3/15/2022	2,712,600
3,360,000	4.750%, 5/1/2023	3,162,600
	Health Management Associates, Inc.
4,355,000	7.375%, 1/15/2020	4,771,447
	Healthcare Technology Intermediate, Inc.
3,220,000	7.375%, 9/1/2018[b]	3,288,425
	JBS Finance II, Ltd.
4,550,000	8.250%, 1/29/2018[d]	4,618,250
	JBS USA, LLC
2,900,000	7.250%, 6/1/2021[b]	2,871,000
	Libbey Glass, Inc.
3,321,000	6.875%, 5/15/2020	3,536,865
	Michael Foods Holding, Inc.
2,507,000	8.500%, 7/15/2018[b]	2,601,012
	Michael Foods, Inc.
2,645,000	9.750%, 7/15/2018	2,892,969
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021[b]	4,581,500
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021[b,c]	3,287,644
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020[b]	2,314,350
2,030,000	6.625%, 11/15/2022[b]	2,106,125
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,441,550
	Tenet Healthcare Corporation
8,300,000	8.125%, 4/1/2022[b]	8,663,125
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[b]	2,769,000
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,547,700
	VPII Escrow Corporation
1,850,000	7.500%, 7/15/2021[b]	1,993,375
	Warner Chilcott Company, LLC
4,565,000	7.750%, 9/15/2018	4,953,025

	Total	98,239,299

Energy (13.7%)
	Bonanza Creek Energy, Inc.
2,375,000	6.750%, 4/15/2021	2,398,750
	Bristow Group, Inc.
4,020,000	6.250%, 10/15/2022	4,180,800
	Chaparral Energy, Inc.
4,150,000	7.625%, 11/15/2022	4,212,250
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	5,083,650
	Continental Resources, Inc.
2,120,000	5.000%, 9/15/2022	2,133,250
2,915,000	4.500%, 4/15/2023	2,860,344
	Diamondback Energy, Inc.
3,490,000	7.625%, 10/1/2021[b]	3,559,800
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,342,100
1,580,000	7.750%, 6/15/2019	1,643,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

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Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Energy (13.7%) - continued
	Exterran Partners, LP
$3,780,000	6.000%, 4/1/2021[b]	$3,666,600
	Halcon Resources Corporation
5,250,000	8.875%, 5/15/2021	5,381,250
	Harvest Operations Corporation
4,790,000	6.875%, 10/1/2017	5,125,300
	Hornbeck Offshore Services, Inc.
1,590,000	5.000%, 3/1/2021	1,522,425
	Kodiak Oil & Gas Corporation
3,180,000	5.500%, 1/15/2021[b,c]	3,124,350
1,580,000	5.500%, 2/1/2022[b]	1,540,500
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,809,062
2,195,000	7.750%, 2/1/2021	2,205,975
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,819,773
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[b]	1,062,912
3,160,000	6.375%, 1/30/2023[b]	3,096,800
1,800,000	7.000%, 3/31/2024[b]	1,811,250
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	3,066,975
	Northern Oil and Gas, Inc.
3,965,000	8.000%, 6/1/2020	3,974,913
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020[b]	3,020,000
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,830,200
1,590,000	6.500%, 11/1/2021	1,677,450
2,000,000	6.875%, 3/15/2022[b]	2,110,000
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023	4,124,250
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[b]	3,803,350
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,680,143
2,500,000	6.750%, 2/1/2022	2,675,720
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,590,875
1,060,000	6.500%, 12/15/2021	1,107,700
	QEP Resources, Inc.
5,765,000	6.875%, 3/1/2021	6,125,312
	Range Resources Corporation
4,240,000	5.000%, 3/15/2023	4,070,400
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,797,750
3,200,000	7.125%, 12/15/2021	3,496,000
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,414,130
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021	1,038,800
	Whiting Petroleum Corporation
10,000,000	5.750%, 3/15/2021	10,275,000

	Total	124,459,309

Financials (8.0%)
	Ally Financial, Inc.
5,590,000	7.500%, 9/15/2020	6,281,763
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,652,075

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Financials (8.0%) - continued
	Banco do Brasil SA/Cayman Islands
$1,750,000	6.250%, 12/31/2049[b,g]	$1,443,750
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[g]	1,426,500
	Citigroup, Inc.
1,500,000	5.350%, 5/29/2049[g]	1,305,000
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019	2,305,600
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,505,950
	DDR Corporation
780,000	4.625%, 7/15/2022	794,181
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[b,e]	6,487,950
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,904,490
	Icahn Enterprises, LP
6,860,000	8.000%, 1/15/2018	7,185,850
5,280,000	6.000%, 8/1/2020[b]	5,280,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,483,437
1,600,000	8.875%, 9/1/2017	1,852,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020[d]	2,623,500
	Milestone Aviation Group, LLC
1,050,000	8.625%, 12/15/2017[d]	1,102,500
	Omega Healthcare Investors, Inc.
6,400,000	5.875%, 3/15/2024	6,400,000
	PNC Financial Services Group, Inc.
520,000	4.850%, 3/1/2049[g]	447,200
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[g]	2,009,250
	Societe Generale SA
2,230,000	6.625%, 12/11/2049[g]	2,263,450
	Speedy Cash Intermediate Holdings Corporation
3,030,000	10.750%, 5/15/2018[b]	3,189,075
	TMX Finance, LLC
1,585,000	8.500%, 9/15/2018[b]	1,656,325
	XL Group plc
1,500,000	6.500%, 12/31/2049[g]	1,436,250

	Total	72,036,096

Foreign Government (0.3%)
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,583,225

	Total	2,583,225

Technology (5.0%)
	Alliance Data Systems Corporation
4,190,000	5.250%, 12/1/2017[b]	4,294,750
3,340,000	6.375%, 4/1/2020[b]	3,456,900
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[c]	3,043,925
	BMC Software Finance, Inc.
4,780,000	8.125%, 7/15/2021[b]	4,959,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

High Yield Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Technology (5.0%) - continued
	Brocade Communications Systems, Inc.
$3,790,000	4.625%, 1/15/2023[b]	$3,496,275
	First Data Corporation
3,518,000	11.250%, 3/31/2016[c]	3,518,000
500,000	7.375%, 6/15/2019[b]	526,250
1,850,000	12.625%, 1/15/2021	2,035,000
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020	2,910,000
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[c]	2,220,775
2,400,000	10.750%, 8/1/2020	2,670,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,453,075
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[b]	3,677,850
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[b]	2,257,500
2,650,000	4.875%, 10/15/2023[b]	2,464,500

	Total	44,984,050

Transportation (4.4%)
	Avis Budget Car Rental, LLC
5,330,000	8.250%, 1/15/2019	5,783,050
	Avis Budget Group, Inc.
3,550,000	5.500%, 4/1/2023	3,283,750
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[b]	3,090,000
1,560,000	6.125%, 4/29/2018	1,583,400
	Delta Air Lines 2012-1 Class B Pass Through Trust
2,888,752	6.875%, 5/7/2019[b]	3,025,968
	HDTFS, Inc.
790,000	6.250%, 10/15/2022	815,675
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	2,136,150
	Navios Maritime Acquisition Corporation
1,570,000	8.625%, 11/1/2017	1,628,875
	Navios Maritime Holdings, Inc.
2,910,000	8.875%, 11/1/2017	3,040,950
2,220,000	8.125%, 2/15/2019[c]	2,203,350
	Navios South American Logistics, Inc.
2,420,000	9.250%, 4/15/2019	2,601,500
	Ultrapetrol Bahamas, Ltd.
1,080,000	8.875%, 6/15/2021[b,e]	1,132,650
2,640,000	8.875%, 6/15/2021[b]	2,785,200
	United Air Lines, Inc.
1,515,412	9.750%, 1/15/2017	1,728,524
	United Airlines 2013-1 Class B Pass Through Trust
1,560,000	5.375%, 8/15/2021	1,536,600
	United Continental Holdings, Inc.
530,000	6.375%, 6/1/2018[c]	539,275
	US Airways Group, Inc.
2,600,000	6.125%, 6/1/2018	2,492,750

	Total	39,407,667

Utilities (5.0%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,334,800

Principal Amount	Long-Term Fixed Income (92.7%)	Value
Utilities (5.0%) - continued
	AES Corporation
$5,400,000	7.375%, 7/1/2021	$5,940,000
	Atlas Pipeline Partners, LP
4,230,000	4.750%, 11/15/2021[b]	3,822,863
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	955,575
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,787,980
1,850,000	6.375%, 10/1/2022	1,895,110
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,963,125
1,060,000	7.125%, 6/1/2022	1,091,800
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[b,g]	2,364,750
	Energy Future Intermediate Holding Company, LLC
2,640,000	12.250%, 3/1/2022[b]	2,970,000
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,252,475
930,000	6.500%, 3/1/2020	957,900
	National Rural Utilities Cooperative Finance Corporation
1,250,000	4.750%, 4/30/2043	1,156,250
	NRG Energy, Inc.
4,900,000	6.625%, 3/15/2023	4,802,000
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,945,250
840,000	5.500%, 4/15/2023	806,400
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023[b]	4,625,600

	Total	45,671,878

	Total Long-Term Fixed Income (cost $816,272,115)	838,776,563

Shares	Preferred Stock (0.6%)	Value
Financials (0.6%)
48,000	Discover Financial Services, 6.500%[g]	1,128,960
51,821	The Goldman Sachs Group, Inc., 5.500%[g]	1,162,863
52,872	Ventas Realty, LP, 5.450%	1,139,392
1,560	Wells Fargo & Company, Convertible, 7.500%[g]	1,774,516

	Total	5,205,731

	Total Preferred Stock (cost $5,970,636)	5,205,731

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
2,122	Lear Corporation	151,872
237	Lear Corporation Warrants, $0.01, expires 11/9/2014[h]	33,000
121,520	TVMAX Holdings, Inc.[h,i]	12

	Total	184,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

High Yield Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (<0.1%)	Value
Financials (<0.1%)
10	New Cotai, LLC[h,i]	$309,684

	Total	309,684

	Total Common Stock (cost $6,717,557)	494,568

Shares	Collateral Held for Securities Loaned (5.3%)	Value
48,082,837	Thrivent Cash Management Trust	48,082,837

	Total Collateral Held for Securities Loaned (cost $48,082,837)	48,082,837

Shares or Principal Amount	Short-Term Investments (3.2%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[j]	99,987
300,000	0.105%, 12/4/2013[j]	299,944
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.135%, 12/3/2013[j]	299,929
	Thrivent Cash Management Trust
27,471,310	0.070%	27,471,310
	U.S. Treasury Bills
800,000	0.063%, 12/26/2013[j]	799,880

	Total Short-Term Investments (at amortized cost)	28,971,050

	Total Investments (cost $935,628,367) 105.1%	$951,669,477

	Other Assets and Liabilities, Net (5.1%)	(46,490,890)

	Total Net Assets 100.0%	$905,178,587

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $312,106,479 or 34.5% of total net assets.

c	All or a portion of the security is on loan.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Eileme 2 AB	7/31/2013	$4,179,060
Eldorado Resorts, LLC	5/19/2011	4,731,374
JBS Finance II, Ltd.	7/22/2010	4,487,847
Jefferies Finance, LLC	3/19/2013	2,650,000
Liberty Tire Recycling	9/23/2010	2,107,188
Midwest Vanadium, Pty. Ltd.	2/9/2011	3,234,793
Milestone Aviation Group, LLC	12/12/2012	1,050,000
New Cotai, LLC	4/12/2013	3,436,763
Tunica-Biloxi Gaming Authority	11/8/2005	4,758,205

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$34,506,808
Gross unrealized depreciation	(18,465,698)

Net unrealized appreciation (depreciation)	$16,041,110

Cost for federal income tax purposes	$935,628,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

High Yield Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	12,295,625	–	12,295,625	–
Consumer Non-Cyclical	10,980,519	–	10,980,519	–
Financials	2,627,925	–	2,627,925	–
Technology	4,234,659	–	4,234,659	–
Long-Term Fixed Income
Asset-Backed Securities	3,047,081	–	3,047,081	–
Basic Materials	74,260,150	–	74,260,150	–
Capital Goods	70,661,768	–	70,661,768	–
Communications Services	139,344,015	–	139,344,015	–
Consumer Cyclical	124,082,025	–	124,082,025	–
Consumer Non-Cyclical	98,239,299	–	98,239,299	–
Energy	124,459,309	–	124,459,309	–
Financials	72,036,096	–	72,036,096	–
Foreign Government	2,583,225	–	2,583,225	–
Technology	44,984,050	–	44,984,050	–
Transportation	39,407,667	–	39,407,667	–
Utilities	45,671,878	–	45,671,878	–
Preferred Stock
Financials	5,205,731	5,205,731	–	–
Common Stock
Consumer Discretionary	184,884	184,872	–	12
Financials	309,684	–	–	309,684
Collateral Held for Securities Loaned	48,082,837	48,082,837	–	–
Short-Term Investments	28,971,050	27,471,310	1,499,740	–

Total	$951,669,477	$80,944,750	$870,415,031	$309,696

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$46,919,696	$181,229,276	$180,066,135	48,082,837	$48,082,837	$113,387
Cash Management Trust- Short Term Investment	30,490,937	245,655,256	248,674,883	27,471,310	27,471,310	21,703
Total Value and Income Earned	77,410,633				75,554,147	135,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value
Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,633,500	5.250%, 10/18/2017	$1,637,290
	Ineos Group Holdings, Ltd., Term Loan
1,568,574	4.000%, 5/2/2018	1,549,845
	MRC Global, Inc., Term Loan
628,413	6.000%, 11/8/2019[b,c]	630,770

	Total	3,817,905

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
1,588,000	4.250%, 10/9/2019	1,586,269
	Berry Plastics Group, Inc., Term Loan
1,592,000	3.500%, 2/8/2020	1,573,294

	Total	3,159,563

Communications Services (1.7%)
	Charter Communications Operating, LLC, Term Loan
957,600	3.000%, 12/21/2020	946,425
	Clear Channel Communications, Inc., Term Loan
405,107	3.829%, 1/29/2016	381,105
1,194,893	6.929%, 1/30/2019	1,107,068
	Cumulus Media Holdings, Inc., Term Loan
1,465,100	4.500%, 9/17/2018	1,472,792
	Hargray Communications Group, Inc., Term Loan
1,576,050	4.750%, 6/25/2019	1,578,682
	Intelsat Jackson Holdings SA, Term Loan
1,852,377	4.250%, 4/2/2018	1,853,766
	Level 3 Financing, Inc., Term Loan
1,600,000	4.750%, 8/1/2019	1,596,992
1,600,000	0.000%, 1/15/2020[b,c]	1,596,992
	McGraw-Hill Global Education Holdings, LLC, Term Loan
796,000	9.000%, 3/22/2019	804,334
	NEP Broadcasting, LLC, Term Loan
1,588,000	4.750%, 1/22/2020	1,590,985
	TNS, Inc., Term Loan
1,550,370	5.000%, 2/14/2020	1,560,060
	Univision Communications, Inc., Term Loan
1,018,184	4.500%, 2/28/2020	1,014,051
636,800	4.500%, 2/28/2020	634,215
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	3.500%, 6/8/2020	1,589,552
	Visant Corporation, Term Loan
1,252,654	5.250%, 12/22/2016	1,212,619
	WideOpenWest Finance, LLC, Term Loan
1,592,000	4.750%, 3/26/2019	1,601,154
	Yankee Cable Acquisition, LLC, Term Loan
1,566,322	5.250%, 8/26/2016	1,571,021

Principal Amount	Bank Loans (5.0%)[a]	Value
Communications Services (1.7%) - continued
	Zayo Group, LLC, Term Loan
$1,587,940	4.500%, 7/2/2019	$1,587,034

	Total	23,698,847

Consumer Cyclical (0.6%)
	Bally Technologies, Inc., Term Loan
820,000	0.000%, 8/21/2020[b,c]	818,721
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,463,084	4.250%, 2/23/2017	1,462,718
	Cenveo Corporation, Term Loan
790,000	6.250%, 2/13/2017[b,c]	792,631
	Chrysler Group, LLC, Term Loan
1,571,959	4.250%, 5/24/2017	1,581,391
	MGM Resorts International, Term Loan
952,800	3.500%, 12/20/2019	947,883
	ROC Finance, LLC, Term Loan
1,600,000	5.000%, 6/20/2019	1,598,496
	Toys R Us, Inc., Term Loan
1,542,600	5.250%, 5/25/2018	1,454,872

	Total	8,656,712

Consumer Non-Cyclical (0.6%)
	Albertsons, LLC, Term Loan
1,721,674	4.750%, 3/21/2019	1,716,303
	Biomet, Inc., Term Loan
1,645,875	0.000%, 7/25/2017[b,c]	1,650,763
	CHS/Community Health Systems, Inc., Term Loan
1,600,000	3.760%, 1/25/2017	1,597,776
	Michael Foods, Inc., Term Loan
1,261,222	4.250%, 2/25/2018	1,265,560
	Roundy’s Supermarkets, Inc., Term Loan
1,735,133	5.750%, 2/13/2019	1,697,325
	Van Wagner Communications, LLC, Term Loan
996,900	5.774%, 8/3/2018[b,c]	1,010,607

	Total	8,938,334

Energy (0.3%)
	Arch Coal, Inc., Term Loan
1,584,944	5.750%, 5/16/2018	1,536,412
	Chesapeake Energy Corporation, Term Loan
1,930,000	5.750%, 12/2/2017	1,961,961
	Offshore Group Investment, Ltd., Term Loan
796,000	5.750%, 3/28/2019	804,955

	Total	4,303,328

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,588,000	4.003%, 10/12/2019	1,585,618

	Total	1,585,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value
Technology (0.6%)
	BMC Software, Inc., Term Loan
$1,590,000	5.000%, 8/7/2020	$1,589,205
	First Data Corporation Extended, Term Loan
1,600,000	4.184%, 3/23/2018	1,582,800
	Freescale Semiconductor, Inc., Term Loan
1,592,000	5.000%, 2/13/2020	1,596,824
	Infor US, Inc., Term Loan
1,136,757	5.250%, 4/5/2018	1,141,497
	SunGard Data Systems, Inc., Term Loan
1,611,900	4.500%, 1/31/2020	1,627,987
498,750	4.000%, 3/8/2020	499,583
	Syniverse Holdings, Inc., Term Loan
614,289	5.000%, 4/23/2019	612,243

	Total	8,650,139

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,576,050	4.750%, 6/21/2019	1,562,590
	American Petroleum Tankers Parent, LLC, Term Loan
736,296	4.750%, 9/28/2019	738,137
	Delta Air Lines, Inc., Term Loan
2,492,625	4.250%, 4/20/2017	2,498,857

	Total	4,799,584

Utilities (0.3%)
	Calpine Corporation, Term Loan
1,278,515	4.000%, 4/1/2018	1,278,631
1,287,000	4.000%, 10/9/2019	1,286,035
	NGPL PipeCo, LLC, Term Loan
1,500,845	6.750%, 9/15/2017	1,338,258

	Total	3,902,924

	Total Bank Loans (cost $71,489,829)	71,512,954

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Asset-Backed Securities (0.7%)
	GMAC Mortgage Corporation Loan Trust
3,660,056	0.359%, 8/25/2035[d,e]	3,042,421
4,274,647	0.359%, 12/25/2036[d,e]	3,605,468
	IndyMac Seconds Asset-Backed Trust
720,306	0.349%, 10/25/2036[d,e]	374,920
	Renaissance Home Equity Loan Trust
2,754,773	5.746%, 5/25/2036	2,014,541
2,000,000	6.011%, 5/25/2036	1,427,064

	Total	10,464,414

Basic Materials (4.4%)
	Agrium, Inc.
1,910,000	3.500%, 6/1/2023	1,803,590
	Alcoa, Inc.
2,000,000	6.750%, 1/15/2028	2,024,024

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Basic Materials (4.4%) - continued
	ArcelorMittal
$2,000,000	6.125%, 6/1/2018	$2,120,000
2,750,000	5.750%, 8/5/2020	2,818,750
	Barrick Gold Corporation
1,920,000	4.100%, 5/1/2023[f]	1,690,748
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,684,278
1,620,000	5.250%, 11/15/2041	1,589,110
	Freeport-McMoRan Copper & Gold, Inc.
4,475,000	3.100%, 3/15/2020[f]	4,207,919
3,175,000	3.875%, 3/15/2023[f]	2,927,204
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[f]	2,450,665
1,900,000	3.734%, 7/15/2023[f]	1,852,171
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[f]	2,941,713
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,900,000	8.875%, 2/1/2018	1,966,500
	Inmet Mining Corporation
1,920,000	7.500%, 6/1/2021[f]	1,968,000
	International Paper Company
1,250,000	7.300%, 11/15/2039	1,525,420
	LYB International Finance BV
635,000	4.000%, 7/15/2023	629,529
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,618,016
	Potash Corporation of Saskatchewan, Inc.
2,540,000	4.875%, 3/30/2020	2,774,028
	Rio Tinto Finance USA plc
2,850,000	2.250%, 12/14/2018	2,810,006
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,873,846
	Teck Resources, Ltd.
3,870,000	3.750%, 2/1/2023[g]	3,562,397
	Vale SA
1,930,000	5.625%, 9/11/2042	1,683,450
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,289,025
2,570,000	7.375%, 3/15/2032	3,130,175
	Xstrata Finance Canada, Ltd.
2,560,000	2.450%, 10/25/2017[f]	2,546,038
2,560,000	4.000%, 10/25/2022[f]	2,391,723
	Yara International ASA
50,000	7.875%, 6/11/2019[f]	60,361

	Total	62,938,686

Capital Goods (2.6%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[f]	4,084,181
	Case New Holland, Inc.
1,635,000	7.875%, 12/1/2017	1,900,687
	CNH Capital, LLC
450,000	6.250%, 11/1/2016	495,000
	Eaton Corporation
5,135,000	2.750%, 11/2/2022[f]	4,785,265
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,702,188
	Northrop Grumman Corporation
3,815,000	3.250%, 8/1/2023	3,605,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Capital Goods (2.6%) - continued
	Republic Services, Inc.
$630,000	5.500%, 9/15/2019	$711,948
1,600,000	5.000%, 3/1/2020	1,744,651
2,200,000	5.250%, 11/15/2021	2,413,308
3,170,000	3.550%, 6/1/2022	3,094,183
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,104,900
	Roper Industries, Inc.
2,685,000	2.050%, 10/1/2018	2,633,606
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,670,705
2,360,000	5.600%, 12/1/2017	2,604,121
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,365,000
320,000	6.125%, 6/15/2023	321,600
	Waste Management, Inc.
1,415,000	2.900%, 9/15/2022	1,318,387

	Total	37,555,355

Collateralized Mortgage Obligations (1.0%)
	Bear Stearns Mortgage Funding Trust
629,596	0.459%, 8/25/2036[e]	425,170
	CitiMortgage Alternative Loan Trust
2,553,143	5.750%, 4/25/2037	2,090,549
	Countrywide Alternative Loan Trust
3,324,850	6.000%, 1/25/2037	2,636,537
	Deutsche Alt-A Securities Mortgage Loan Trust
2,543,354	0.923%, 4/25/2047[e]	2,076,582
	HomeBanc Mortgage Trust
2,538,700	2.431%, 4/25/2037	1,734,455
	Wachovia Mortgage Loan Trust, LLC
2,635,771	3.044%, 5/20/2036	2,199,946
	WaMu Mortgage Pass Through Certificates
719,494	0.469%, 10/25/2045[e]	657,181
	Washington Mutual Alternative Mortgage Pass Through Certificates
4,718,891	0.903%, 2/25/2047[e]	2,950,383

	Total	14,770,803

Commercial Mortgage-Backed Securities (1.2%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,837,078
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,100,347
	Commercial Mortgage Pass- Through Certificates
595,425	0.312%, 12/15/2020[e,f]	588,653
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,545,133

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Commercial Mortgage-Backed Securities (1.2%) - continued
	Credit Suisse Mortgage Capital Certificates
$2,858,309	0.352%, 10/15/2021[e,f]	$2,846,241
3,099,894	5.467%, 9/15/2039	3,385,701

	Total	16,303,153

Communications Services (8.8%)
	AMC Networks, Inc.
650,000	4.750%, 12/15/2022	607,750
	America Movil SAB de CV
4,100,000	1.256%, 9/12/2016[e]	4,100,012
4,430,000	5.000%, 3/30/2020	4,763,016
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,118,938
1,280,000	5.900%, 11/1/2021	1,349,883
1,090,000	3.500%, 1/31/2023	956,805
	AT&T, Inc.
2,560,000	1.400%, 12/1/2017	2,498,985
2,600,000	4.450%, 5/15/2021	2,730,562
3,170,000	3.000%, 2/15/2022	2,972,829
2,255,000	5.550%, 8/15/2041	2,238,415
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,154,216
	CenturyLink, Inc.
945,000	5.150%, 6/15/2017	989,888
1,600,000	6.150%, 9/15/2019	1,660,000
1,920,000	5.625%, 4/1/2020	1,874,400
2,700,000	5.800%, 3/15/2022	2,538,000
	Clear Channel Worldwide Holdings, Inc.
2,570,000	6.500%, 11/15/2022	2,621,400
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,238,601
1,900,000	5.700%, 5/15/2018	2,213,097
2,570,000	3.125%, 7/15/2022	2,503,807
2,700,000	6.400%, 5/15/2038	3,200,764
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[f]	2,429,819
1,800,000	3.250%, 12/15/2022[f]	1,598,423
2,500,000	8.375%, 3/1/2039[f]	2,965,400
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[f]	5,315,473
	DIRECTV Holdings, LLC
5,775,000	5.000%, 3/1/2021	5,912,168
2,030,000	3.800%, 3/15/2022	1,894,698
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,010,353
1,925,000	3.300%, 5/15/2022	1,842,845
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,405,150
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,380,300
1,900,000	7.500%, 4/1/2021	2,052,000
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[f]	1,864,260
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,252,365
4,510,000	4.375%, 4/1/2021	4,855,263
	News America, Inc.
790,000	4.000%, 10/1/2023[f]	790,822
1,900,000	7.625%, 11/30/2028	2,331,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Communications Services (8.8%) - continued
$2,140,000	6.400%, 12/15/2035	$2,361,019
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,439,684
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,606,794
	SBA Tower Trust
60,000	4.254%, 4/15/2015[f]	61,124
3,500,000	5.101%, 4/17/2017[f]	3,778,047
	Sprint Nextel Corporation
650,000	7.000%, 3/1/2020[f]	698,750
	Telefonica Emisiones SAU
2,560,000	5.462%, 2/16/2021	2,621,343
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	2,894,005
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[f]	2,756,000
	Verizon Communications, Inc.
1,600,000	3.650%, 9/14/2018	1,685,909
5,065,000	5.150%, 9/15/2023	5,428,596
1,900,000	6.550%, 9/15/2043	2,144,980

	Total	124,708,933

Consumer Cyclical (6.7%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[f]	4,585,117
	Chrysler Group, LLC
1,900,000	8.000%, 6/15/2019	2,099,500
	Cinemark USA, Inc.
1,910,000	4.875%, 6/1/2023[g]	1,757,200
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[f]	2,321,940
	Ford Motor Credit Company, LLC
2,560,000	1.516%, 5/9/2016[e]	2,594,875
3,200,000	3.984%, 6/15/2016	3,381,242
3,250,000	4.250%, 2/3/2017	3,472,697
630,000	6.625%, 8/15/2017	725,954
3,170,000	2.875%, 10/1/2018	3,169,322
2,575,000	4.250%, 9/20/2022	2,571,686
	General Motors Company
3,170,000	3.500%, 10/2/2018[f]	3,162,075
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017[f]	2,494,350
	Home Depot, Inc.
1,600,000	2.700%, 4/1/2023	1,501,408
3,165,000	3.750%, 2/15/2024	3,203,113
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[f]	2,082,257
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[f]	2,633,714
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,094,336
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[f]	3,406,775
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	1,947,500
	Macy’s Retail Holdings, Inc.
2,210,000	7.450%, 7/15/2017	2,619,181
3,570,000	3.875%, 1/15/2022	3,539,319

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Cyclical (6.7%) - continued
$1,925,000	2.875%, 2/15/2023	$1,730,875
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,290,495
	QVC, Inc.
2,235,000	4.375%, 3/15/2023	2,078,519
	Royal Caribbean Cruises, Ltd.
2,560,000	5.250%, 11/15/2022	2,483,200
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,448,017
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[f]	53,250
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,182,817
3,210,000	3.125%, 2/15/2023	2,929,225
	Time Warner, Inc.
710,000	3.400%, 6/15/2022[g]	689,242
1,600,000	7.700%, 5/1/2032	2,014,584
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,210,000
960,000	4.375%, 4/15/2023	880,800
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,692,075
	Viacom, Inc.
3,500,000	4.250%, 9/1/2023	3,480,988
	Western Union Company
1,930,000	2.875%, 12/10/2017	1,971,715
	Wyndham Worldwide Corporation
1,920,000	2.500%, 3/1/2018	1,900,982
1,270,000	5.625%, 3/1/2021	1,371,824
3,220,000	4.250%, 3/1/2022	3,171,291
	Wynn Las Vegas, LLC
1,900,000	5.375%, 3/15/2022[g]	1,909,500

	Total	94,852,960

Consumer Non-Cyclical (7.7%)
	Altria Group, Inc.
1,595,000	4.750%, 5/5/2021	1,692,172
2,500,000	9.950%, 11/10/2038	3,731,953
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	2,930,998
2,525,000	5.000%, 4/15/2020	2,851,770
	Biomet, Inc.
2,480,000	6.500%, 8/1/2020	2,560,600
	Boston Scientific Corporation
3,180,000	2.650%, 10/1/2018	3,181,390
	Bunge Limited Finance Corporation
1,920,000	3.200%, 6/15/2017	1,988,548
2,530,000	8.500%, 6/15/2019	3,150,252
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,257,544
3,770,000	3.950%, 10/15/2020	3,870,840
1,070,000	4.000%, 8/15/2023	1,065,866
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,879,870
2,080,000	3.200%, 1/25/2023	1,945,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Non-Cyclical (7.7%) - continued
	Covidien International Finance SA
$2,560,000	2.950%, 6/15/2023	$2,415,148
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018[c]	2,365,650
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,469,748
	Express Scripts Holding Company
2,235,000	3.125%, 5/15/2016	2,339,354
3,235,000	4.750%, 11/15/2021	3,462,440
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[f]	740,175
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[f]	1,415,775
	Gilead Sciences, Inc.
3,200,000	4.400%, 12/1/2021	3,427,840
	HCA, Inc.
1,220,000	8.500%, 4/15/2019	1,311,500
2,560,000	4.750%, 5/1/2023	2,409,600
	Health Management Associates, Inc.
2,530,000	7.375%, 1/15/2020	2,771,931
	Heineken NV
2,570,000	2.750%, 4/1/2023[f]	2,347,482
	Hospira, Inc.
2,540,000	5.200%, 8/12/2020	2,584,183
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,757,570
	Kraft Foods Group, Inc.
1,600,000	6.875%, 1/26/2039	1,956,032
	Lorillard, Inc.
3,170,000	8.125%, 6/23/2019	3,843,508
	Mallinckrodt International Finance SA
2,560,000	3.500%, 4/15/2018[f]	2,518,881
	Mondelez International, Inc.
2,540,000	5.375%, 2/10/2020	2,868,094
	Mylan, Inc.
3,845,000	7.875%, 7/15/2020[f]	4,387,403
	Pernod-Ricard SA
5,130,000	5.750%, 4/7/2021[f]	5,722,536
	Reynolds American, Inc.
3,180,000	3.250%, 11/1/2022	2,927,266
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[f]	1,659,262
4,425,000	3.750%, 1/15/2022[f]	4,460,232
	Safeway, Inc.
1,610,000	5.000%, 8/15/2019	1,681,420
1,900,000	4.750%, 12/1/2021[g]	1,907,896
	Tenet Healthcare Corporation
950,000	6.000%, 10/1/2020[f]	971,375
	Thermo Fisher Scientific, Inc.
2,550,000	3.600%, 8/15/2021	2,509,172
	Tyson Foods, Inc.
3,205,000	4.500%, 6/15/2022	3,326,537
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[f]	2,662,400

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Consumer Non-Cyclical (7.7%) - continued
	Whirlpool Corporation
$1,248,000	3.700%, 3/1/2023	$1,207,678

	Total	109,535,768

Energy (7.9%)
	Cameron International Corporation
2,560,000	3.600%, 4/30/2022	2,569,687
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[f]	2,615,098
	CNOOC Finance 2013, Ltd.
3,200,000	3.000%, 5/9/2023	2,876,182
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[f]	3,107,085
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,069,925
	Ecopetrol SA
1,900,000	5.875%, 9/18/2023	1,976,000
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,086,702
	Enbridge Energy Partners, LP
2,230,000	5.200%, 3/15/2020	2,408,750
2,530,000	8.050%, 10/1/2037	2,849,195
	Encana Corporation
1,280,000	5.150%, 11/15/2041	1,174,828
	Energy Transfer Partners, LP
4,240,000	6.700%, 7/1/2018	4,965,617
	Harvest Operations Corporation
1,920,000	6.875%, 10/1/2017	2,054,400
	Hess Corporation
3,180,000	5.600%, 2/15/2041	3,269,259
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,054,250
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	1,979,850
	Lukoil International Finance BV
3,835,000	3.416%, 4/24/2018[f]	3,811,031
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,717,711
1,920,000	2.800%, 11/1/2022	1,785,327
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,087,472
	Markwest Energy Partners, LP
845,000	6.250%, 6/15/2022	889,363
	MEG Energy Corporation
1,920,000	6.375%, 1/30/2023[f]	1,881,600
	Newfield Exploration Company
1,125,000	5.625%, 7/1/2024	1,088,438
	Nexen, Inc.
1,920,000	6.400%, 5/15/2037	2,105,835
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,873,850
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022	2,469,350
	Petroleos Mexicanos
3,010,000	3.500%, 7/18/2018	3,047,625
	Phillips 66
2,570,000	4.300%, 4/1/2022	2,620,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Energy (7.9%) - continued
	Pioneer Natural Resources Company
$2,500,000	6.875%, 5/1/2018	$2,948,963
2,560,000	3.950%, 7/15/2022	2,571,543
	QEP Resources, Inc.
1,940,000	5.375%, 10/1/2022	1,852,700
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023	1,228,800
	Rowan Companies, Inc.
3,170,000	5.000%, 9/1/2017	3,446,243
2,125,000	4.875%, 6/1/2022	2,192,698
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022	2,750,490
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,303,014
	Suncor Energy, Inc.
1,940,000	6.850%, 6/1/2039	2,349,010
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	2,977,805
	The Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,312,031
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,410,954
1,920,000	7.375%, 4/15/2018	2,218,938
1,280,000	6.375%, 12/15/2021	1,422,807
	Valero Energy Corporation
1,920,000	6.625%, 6/15/2037	2,085,396
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,518,989
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,044,514

	Total	112,069,329

Financials (29.9%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,895,400
	Aegon NV
2,600,000	2.922%, 7/29/2049[e,h]	2,022,800
	American International Group, Inc.
1,950,000	3.800%, 3/22/2017	2,073,846
4,445,000	3.375%, 8/15/2020	4,447,707
3,000,000	6.400%, 12/15/2020	3,535,239
1,075,000	4.125%, 2/15/2024[c]	1,075,741
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[f]	3,120,032
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,433,538
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,513,864
	AXA SA
2,580,000	8.600%, 12/15/2030	3,119,202
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,848,041
	Banco do Brasil SA
1,950,000	9.250%, 10/31/2049[f,g,h]	2,067,000
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
1,445,000	4.125%, 11/9/2022[f]	1,325,787

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (29.9%) - continued
	Bank of America Corporation
$2,300,000	5.750%, 12/1/2017	$2,594,591
3,840,000	1.320%, 3/22/2018[e,g]	3,851,935
3,880,000	7.625%, 6/1/2019	4,757,900
2,560,000	3.300%, 1/11/2023	2,398,106
1,900,000	4.100%, 7/24/2023	1,888,192
1,950,000	5.875%, 2/7/2042	2,165,050
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[f]	3,658,725
	BBVA US Senior SAU
2,560,000	4.664%, 10/9/2015	2,665,475
	Berkshire Hathaway, Inc.
2,215,000	3.750%, 8/15/2021	2,302,632
1,600,000	3.000%, 2/11/2023	1,541,906
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,318,661
	Capital One Financial Corporation
3,500,000	6.150%, 9/1/2016	3,897,782
	CIT Group, Inc.
1,920,000	5.250%, 3/15/2018	2,011,200
	Citigroup, Inc.
3,210,000	6.000%, 8/15/2017	3,668,706
3,830,000	8.500%, 5/22/2019	4,891,837
2,560,000	4.050%, 7/30/2022	2,486,310
4,475,000	3.500%, 5/15/2023	4,038,227
2,535,000	5.500%, 9/13/2025	2,607,128
3,840,000	5.950%, 12/29/2049[h]	3,580,800
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,594,454
1,300,000	5.875%, 8/15/2020	1,499,183
	Commerzbank AG
2,535,000	8.125%, 9/19/2023[f]	2,585,700
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,290,000	11.000%, 12/29/2049[f,h]	1,677,000
	Credit Suisse Group AG
1,890,000	6.500%, 8/8/2023[f]	1,913,625
	CyrusOne, LP
1,920,000	6.375%, 11/15/2022	1,905,600
	DDR Corporation
2,245,000	4.625%, 7/15/2022	2,285,816
	Denali Borrower, LLC
1,900,000	5.625%, 10/15/2020[c,f]	1,845,375
	Deutsche Bank AG
3,180,000	4.296%, 5/24/2028	2,872,042
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,578,932
	Discover Bank
2,200,000	7.000%, 4/15/2020	2,591,734
1,905,000	4.200%, 8/8/2023	1,899,249
	Discover Financial Services
1,920,000	6.450%, 6/12/2017	2,181,439
	DnB Boligkreditt AS
4,475,000	1.450%, 3/21/2018[f]	4,405,190
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,063,357
	Essex Portfolio, LP
2,560,000	3.250%, 5/1/2023	2,347,453
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[f]	1,966,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (29.9%) - continued
	Fifth Third Bancorp
$3,210,000	0.673%, 12/20/2016[e]	$3,152,852
	Fifth Third Capital Trust IV
1,950,000	6.500%, 4/15/2037	1,940,250
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,764,375
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[f]	3,373,189
1,900,000	6.000%, 8/7/2019	2,211,184
600,000	5.300%, 2/11/2021	652,547
3,200,000	1.254%, 3/15/2023[e]	3,169,030
1,550,000	6.750%, 3/15/2032	1,848,840
3,200,000	7.125%, 12/15/2049[h]	3,480,000
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011[f,i]	15,688
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,707,896
1,560,000	2.375%, 1/22/2018	1,548,938
3,170,000	2.900%, 7/19/2018	3,195,468
2,900,000	5.375%, 3/15/2020	3,194,364
3,275,000	5.250%, 7/27/2021	3,534,233
1,260,000	6.750%, 10/1/2037	1,314,981
	Hartford Financial Services Group, Inc.
3,200,000	5.125%, 4/15/2022	3,502,298
	HBOS Capital Funding, LP
1,900,000	6.071%, 6/29/2049[f,g,h]	1,859,625
	HCP, Inc.
3,100,000	5.625%, 5/1/2017	3,463,370
800,000	3.750%, 2/1/2019	828,461
2,250,000	2.625%, 2/1/2020	2,134,825
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,453,324
3,150,000	4.950%, 1/15/2021	3,335,800
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,665,685
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,452,342
2,600,000	4.000%, 3/30/2022	2,645,521
	HSBC USA, Inc.
2,535,000	2.625%, 9/24/2018	2,568,781
1,900,000	5.000%, 9/27/2020	2,036,610
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,376,711
	Icahn Enterprises, LP
660,000	8.000%, 1/15/2018	691,350
2,540,000	6.000%, 8/1/2020[f]	2,540,000
	INB Bank NV
3,165,000	5.800%, 9/25/2023[f]	3,196,637
	ING Bank NV
1,920,000	3.750%, 3/7/2017[f]	2,016,576
	ING US, Inc.
960,000	5.650%, 5/15/2053	877,581
1,760,000	2.900%, 2/15/2018	1,767,181
3,215,000	5.500%, 7/15/2022	3,461,073
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	2,016,801
1,600,000	5.750%, 5/15/2016	1,696,450
1,280,000	2.204%, 6/15/2016[e]	1,273,600
1,875,000	6.750%, 9/1/2016[f]	2,057,812

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (29.9%) - continued
	J.P. Morgan Chase & Company
$3,840,000	1.166%, 1/25/2018[e]	$3,864,396
3,200,000	3.375%, 5/1/2023	2,901,965
3,150,000	5.500%, 10/15/2040	3,351,972
2,050,000	5.150%, 5/29/2049[h]	1,793,750
2,560,000	6.000%, 12/29/2049[h]	2,400,000
	J.P. Morgan Chase Bank NA
2,580,000	6.000%, 10/1/2017	2,951,917
	LBG Capital No.1 plc
1,900,000	8.000%, 12/29/2049[f,h]	1,986,070
	Liberty Mutual Group, Inc.
1,920,000	5.000%, 6/1/2021[f]	2,036,771
3,535,000	4.950%, 5/1/2022[f]	3,655,377
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,143,386
1,875,000	4.750%, 10/1/2020	1,975,933
	Lincoln National Corporation
2,860,000	4.000%, 9/1/2023	2,846,589
	Macquarie Bank, Ltd.
3,215,000	5.000%, 2/22/2017[f]	3,506,279
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,594,440
3,000,000	7.750%, 5/14/2038	3,714,666
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[f]	787,500
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[f]	2,857,500
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[f]	3,275,852
2,560,000	3.500%, 3/21/2023[f]	2,470,262
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,774,359
3,730,000	6.625%, 4/1/2018	4,330,370
3,195,000	2.125%, 4/25/2018	3,114,000
3,180,000	5.625%, 9/23/2019	3,548,638
3,400,000	5.500%, 1/26/2020	3,762,318
3,205,000	4.875%, 11/1/2022	3,206,686
	Murray Street Investment Trust I
1,300,000	4.647%, 3/9/2017	1,386,445
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[f]	2,713,867
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[f]	3,289,775
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	2,960,000
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,748,012
	Preferred Term Securities XXIII, Ltd.
4,104,099	0.454%, 12/22/2036[e,j]	3,044,749
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,896,815
3,200,000	6.875%, 3/15/2020	3,772,765
	Prudential Financial, Inc.
1,425,000	6.200%, 11/15/2040	1,634,942
1,930,000	5.875%, 9/15/2042	1,891,400
2,565,000	5.625%, 6/15/2043	2,415,922
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[f]	2,360,960
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[f,h]	2,136,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Financials (29.9%) - continued
	RBS Capital Trust III
$2,240,000	5.512%, 9/29/2049[g,h]	$2,055,200
	Regions Bank
1,910,000	7.500%, 5/15/2018	2,246,380
	Reinsurance Group of America, Inc.
1,855,000	5.625%, 3/15/2017	2,049,962
1,930,000	6.450%, 11/15/2019	2,252,574
2,535,000	4.700%, 9/15/2023	2,586,461
	Royal Bank of Scotland Group plc
2,540,000	6.990%, 10/29/2049[f,h]	2,616,200
	Santander Holdings USA, Inc.
3,855,000	3.000%, 9/24/2015	3,966,753
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,700,172
1,025,000	2.750%, 2/1/2023	940,555
	SLM Corporation
2,380,000	6.250%, 1/25/2016	2,534,700
4,515,000	6.000%, 1/25/2017	4,785,900
1,024,000	4.625%, 9/25/2017	1,036,800
	Societe Generale SA
3,200,000	6.625%, 12/11/2049[h]	3,248,000
	Standard Chartered plc
3,360,000	3.950%, 1/11/2023[f,g]	3,160,581
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[f,h]	4,389,815
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,394,813
	U.S. Bank National Association
3,260,000	3.778%, 4/29/2020	3,398,064
	Union Bank NA
2,535,000	2.625%, 9/26/2018	2,580,809
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,519,742
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,020,275
	Unum Group
2,500,000	7.125%, 9/30/2016	2,858,985
	Ventas Realty, LP
3,200,000	4.000%, 4/30/2019	3,356,509
1,920,000	2.700%, 4/1/2020	1,829,902
	Vesey Street Investment Trust I
1,300,000	4.404%, 9/1/2016	1,393,894
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[e,h]	108,600
	WEA Finance, LLC
2,790,000	7.125%, 4/15/2018[f]	3,321,350
1,280,000	6.750%, 9/2/2019[f]	1,521,938
	WellPoint, Inc.
2,550,000	4.650%, 1/15/2043	2,339,398
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	2,840,648
3,220,000	7.980%, 2/28/2049[h]	3,542,000
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[f]	2,637,500

	Total	424,375,643

Foreign Government (1.5%)
	Colombia Government International Bond
3,220,000	2.625%, 3/15/2023	2,849,700

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Foreign Government (1.5%) - continued
	Corporacion Andina de Fomento
$1,968,000	4.375%, 6/15/2022	$1,960,531
	Costa Rica Government International Bond
2,560,000	4.375%, 4/30/2025[f]	2,227,200
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	3,144,375
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,704,895
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,644,758
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,510,675
3,480,000	4.000%, 10/2/2023[c]	3,458,250

	Total	22,500,384

Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,825,000	3.000%, 10/1/2028[c]	4,987,090
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,700,000	3.500%, 10/1/2043[c]	4,770,500
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,750,000	2.500%, 10/1/2028[c]	6,787,969
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,787,500	3.000%, 10/1/2043[c]	6,630,539
13,200,000	3.500%, 10/1/2043[c]	13,437,188
16,537,500	4.000%, 10/1/2043[c]	17,346,286

	Total	53,959,572

Technology (1.5%)
	Apple, Inc.
3,200,000	2.400%, 5/3/2023	2,896,579
	Computer Sciences Corporation
2,250,000	2.500%, 9/15/2015	2,302,927
	EMC Corporation
3,820,000	2.650%, 6/1/2020	3,781,376
	Hewlett-Packard Company
2,590,000	4.650%, 12/9/2021	2,543,660
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,295,920
	Oracle Corporation
3,200,000	2.500%, 10/15/2022	2,949,929
790,000	3.625%, 7/15/2023	787,891
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,390,260

	Total	20,948,542

Transportation (3.1%)
	American Airlines Pass Through Trust
2,540,000	4.950%, 1/15/2023[f]	2,546,350
2,560,000	4.000%, 7/15/2025[f]	2,390,400
	Avis Budget Group, Inc.
1,920,000	5.500%, 4/1/2023	1,776,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Transportation (3.1%) - continued
	British Airways plc
$4,480,000	4.625%, 6/20/2024[f]	$4,508,224
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,100,954
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[f]	2,266,000
957,778	7.250%, 11/10/2019	1,072,711
1,415,000	4.000%, 10/29/2024	1,369,013
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,535,405
1,807,000	6.220%, 4/30/2040	2,073,083
	Delta Air Lines, Inc.
2,135,421	4.950%, 5/23/2019[g]	2,268,885
1,239,115	4.750%, 5/7/2020	1,308,041
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[f]	3,829,103
1,915,000	4.500%, 8/16/2021[f]	1,997,784
	Hertz Corporation
2,570,000	6.750%, 4/15/2019	2,717,775
	Kansas City Southern de Mexico SA de CV
1,920,000	2.350%, 5/15/2020[f]	1,830,428
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017	1,577,950
	Navios South American Logistics, Inc.
480,000	9.250%, 4/15/2019	516,000
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[f]	1,981,054
	US Airways Pass Through Trust
3,200,000	3.950%, 11/15/2025	2,978,000

	Total	43,643,160

U.S. Government and Agencies (3.9%)
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	111,862
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,695,937
2,020,000	3.125%, 11/15/2041	1,821,472
287,000	3.125%, 2/15/2042	258,390
7,129,000	3.000%, 5/15/2042	6,246,786
	U.S. Treasury Notes
100,000	0.375%, 6/15/2015	100,176
1,410,000	2.875%, 3/31/2018	1,511,454
2,632,000	1.000%, 5/31/2018	2,598,279
23,000	1.000%, 6/30/2019	22,166
5,160,000	3.625%, 2/15/2020	5,732,440
7,020,000	2.625%, 11/15/2020	7,300,800
3,000,000	2.125%, 8/15/2021	2,975,625
7,590,000	2.000%, 2/15/2022	7,378,307
6,540,500	1.750%, 5/15/2023	6,060,695
5,060,000	2.500%, 8/15/2023	5,008,611
	U.S. Treasury Notes, TIPS
6,705,631	0.625%, 7/15/2021	6,979,623

	Total	55,802,623

Principal Amount	Long-Term Fixed Income (92.4%)	Value
U.S. Municipals (0.2%)
	Denver, Colorado City & County Airport Revenue Bonds
$2,550,000	5.250%, 11/15/2022	$2,878,211

	Total	2,878,211

Utilities (7.5%)
	Access Midstream Partners, LP
1,920,000	4.875%, 5/15/2023	1,804,800
	AES Corporation
880,000	7.750%, 10/15/2015	976,800
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,699,904
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,361,688
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,723,085
	Atlas Pipeline Partners, LP
1,280,000	4.750%, 11/15/2021[f]	1,156,800
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,863,868
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	1,015,082
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,755,850
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,329,390
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[f]	1,601,250
	DPL, Inc.
3,230,000	6.500%, 10/15/2016	3,423,800
	DTE Energy Company
3,400,000	6.375%, 4/15/2033	3,921,988
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,111,908
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[f,h]	3,026,880
	Energy Transfer Partners, LP
3,380,000	4.650%, 6/1/2021	3,470,283
1,750,000	5.200%, 2/1/2022	1,839,768
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	2,975,937
1,930,000	6.650%, 4/15/2018	2,283,092
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,149,951
2,500,000	4.000%, 10/1/2020	2,500,412
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,436,076
	Great River Energy
26,783	5.829%, 7/1/2017[f]	28,640
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[f]	3,324,519
3,170,000	4.050%, 7/1/2023	3,140,329
	Kinder Morgan Energy Partners, LP
1,290,000	6.850%, 2/15/2020	1,527,605
2,550,000	5.800%, 3/1/2021	2,863,109
1,890,000	4.150%, 2/1/2024	1,854,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value
Utilities (7.5%) - continued
$1,935,000	5.000%, 8/15/2042	$1,758,890
	Markwest Energy Partners, LP
1,242,000	6.500%, 8/15/2021[g]	1,328,940
	National Rural Utilities Cooperative Finance Corporation
2,560,000	4.750%, 4/30/2043	2,368,000
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,534,902
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,240,569
3,200,000	5.450%, 9/15/2020	3,524,048
	NRG Energy, Inc.
1,290,000	8.250%, 9/1/2020	1,415,775
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,817,594
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,778,746
	ONEOK Partners, LP
635,000	3.200%, 9/15/2018	646,963
1,900,000	5.000%, 9/15/2023	1,949,803
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,002,886
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,031,683
	PPL Energy Supply, Inc.
1,920,000	4.600%, 12/15/2021	1,894,451
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,439,038
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[h]	2,662,550
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,616,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,116,638
	Spectra Energy Partners, LP
1,265,000	2.950%, 9/25/2018	1,285,841

	Total	106,580,669

	Total Long-Term Fixed Income (cost $1,286,169,941)	1,313,888,205

Shares	Preferred Stock (1.8%)	Value
Financials (1.8%)
93,500	Annaly Capital Management, Inc., 7.500%[h]	2,192,575
22,500	CoBank ACB, 6.250%[f,h]	2,138,204
64,000	DDR Corporation, 6.250%[h]	1,347,840
128,000	Discover Financial Services, 6.500%[h]	3,010,560
81,250	HSBC Holdings plc, 8.000%[h]	2,197,813
88,200	Morgan Stanley, 7.125%[h]	2,222,640
131,064	PNC Financial Services Group, Inc., 6.125%[h]	3,308,055
63,611	RBS Capital Funding Trust VII, 6.080%[h]	1,382,267
79,875	The Allstate Corporation, 5.100%	1,853,100
95,940	The Goldman Sachs Group, Inc., 5.500%[h]	2,152,894

Shares	Preferred Stock (1.8%)	Value
Financials (1.8%) - continued
$29,275	U.S. Bancorp, 6.500%[h]	$760,857
101,500	Wells Fargo & Company, 5.850%[h]	2,422,805

	Total	24,989,610

	Total Preferred Stock (cost $26,006,012)	24,989,610

Shares	Collateral Held for Securities Loaned (1.2%)	Value
17,319,812	Thrivent Cash Management Trust	17,319,812

	Total Collateral Held for Securities Loaned (cost $17,319,812)	17,319,812

Shares or Principal Amount	Short-Term Investments (4.0%)	Value
	Federal Home Loan Bank Discount Notes
600,000	0.093%, 11/22/2013[k,l]	599,919
400,000	0.106%, 12/4/2013[k,l]	399,924
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.095%, 12/2/2013[k]	299,951
	Federal National Mortgage Association Discount Notes
700,000	0.100%, 12/4/2013[k,l]	699,876
	Thrivent Cash Management Trust
54,672,995	0.070%	54,672,995

	Total Short-Term Investments (at amortized cost)	56,672,665

	Total Investments (cost $1,457,658,259) 104.4%	$1,484,383,246

	Other Assets and Liabilities, Net (4.4%)	(62,556,739)

	Total Net Assets 100.0%	$1,421,826,507

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $239,839,964 or 16.9% of total net assets.

g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

j

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$4,104,099

k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2013, $1,399,776 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$57,698,725
Gross unrealized depreciation	(30,973,738)

Net unrealized appreciation (depreciation)	$26,724,987

Cost for federal income tax purposes	$1,457,658,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,817,905	–	3,817,905	–
Capital Goods	3,159,563	–	3,159,563	–
Communications Services	23,698,847	–	23,698,847	–
Consumer Cyclical	8,656,712	–	8,656,712	–
Consumer Non-Cyclical	8,938,334	–	8,938,334	–
Energy	4,303,328	–	4,303,328	–
Financials	1,585,618	–	1,585,618	–
Technology	8,650,139	–	8,650,139	–
Transportation	4,799,584	–	4,799,584	–
Utilities	3,902,924	–	3,902,924	–
Long-Term Fixed Income
Asset-Backed Securities	10,464,414	–	10,464,414	–
Basic Materials	62,938,686	–	62,938,686	–
Capital Goods	37,555,355	–	37,555,355	–
Collateralized Mortgage Obligations	14,770,803	–	14,770,803	–
Commercial Mortgage-Backed
Securities	16,303,153	–	16,303,153	–
Communications Services	124,708,933	–	124,708,933	–
Consumer Cyclical	94,852,960	–	94,852,960	–
Consumer Non-Cyclical	109,535,768	–	109,535,768	–
Energy	112,069,329	–	112,069,329	–
Financials	424,375,643	–	421,330,894	3,044,749
Foreign Government	22,500,384	–	22,500,384	–
Mortgage-Backed Securities	53,959,572	–	53,959,572	–
Technology	20,948,542	–	20,948,542	–
Transportation	43,643,160	–	43,643,160	–
U.S. Government and Agencies	55,802,623	–	55,802,623	–
U.S. Municipals	2,878,211	–	2,878,211	–
Utilities	106,580,669	–	106,580,669	–
Preferred Stock
Financials	24,989,610	22,851,406	2,138,204	–
Collateral Held for Securities Loaned	17,319,812	17,319,812	–	–
Short-Term Investments	56,672,665	54,672,995	1,999,670	–

Total	$1,484,383,246	$94,844,213	$1,386,494,284	$3,044,749

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,392,913	1,392,913	–	–

Total Asset Derivatives	$1,392,913	$1,392,913	$–	$–

Liability Derivatives
Futures Contracts	3,220,848	3,220,848	–	–

Total Liability Derivatives	$3,220,848	$3,220,848	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2013	$69,212,367	$69,383,674	$171,307
5-Yr. U.S. Treasury Bond Futures	(595)	December 2013	(71,133,226)	(72,022,894)	(889,668)
10-Yr. U.S. Treasury Bond Futures	(1,000)	December 2013	(124,059,450)	(126,390,630)	(2,331,180)
30-Yr. U.S. Treasury Bond Futures	600	December 2013	78,803,394	80,025,000	1,221,606
Total Futures Contracts					($1,827,935)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

Income Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$14,562,571	$163,002,649	$160,245,408	17,319,812	$17,319,812	$29,418
Cash Management Trust- Short Term Investment	118,125,978	252,387,486	315,840,469	54,672,995	54,672,995	62,293
Total Value and Income Earned	132,688,549				71,992,807	91,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Asset-Backed Securities (2.8%)
	Conseco Financial Corporation
$13,288	6.330%, 11/1/2029	$13,887
	Countrywide Home Loans, Inc.
242,502	6.085%, 6/25/2021[a]	230,988
	Credit Based Asset Servicing and Securitization, LLC
350,987	3.971%, 12/25/2036	227,606
	First Horizon ABS Trust
723,633	0.309%, 10/25/2026[a,b]	659,759
703,498	0.339%, 10/25/2034[a,b]	579,350
	GMAC Mortgage Corporation Loan Trust
915,014	0.359%, 8/25/2035[a,b]	760,605
1,115,125	0.359%, 12/25/2036[a,b]	940,557
	IndyMac Seconds Asset-Backed Trust
480,204	0.349%, 10/25/2036[a,b]	249,947
	Wachovia Asset Securitization, Inc.
937,799	0.319%, 7/25/2037[a,b,c]	800,891

	Total	4,463,590

Basic Materials (0.8%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	33,950
	Georgia-Pacific, LLC
250,000	3.734%, 7/15/2023[d]	243,707
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	506,896
	Xstrata Finance Canada, Ltd.
200,000	2.050%, 10/23/2015[d]	200,544
325,000	2.450%, 10/25/2017[d]	323,227

	Total	1,308,324

Capital Goods (0.6%)
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	292,502
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	298,703
	United Technologies Corporation
275,000	6.050%, 6/1/2036	324,610

	Total	915,815

Collateralized Mortgage Obligations (0.1%)
	Bear Stearns Mortgage Funding Trust
134,914	0.459%, 8/25/2036[b]	91,108

	Total	91,108

Commercial Mortgage-Backed Securities (2.9%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.857%, 6/10/2049	717,966
	Commercial Mortgage Pass- Through Certificates
744,282	0.312%, 12/15/2020[b,d]	735,816
500,000	5.306%, 12/10/2046	548,285
	Credit Suisse Mortgage Capital Certificates
952,769	0.352%, 10/15/2021[b,d]	948,747
224,146	5.467%, 9/15/2039	244,812

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Commercial Mortgage-Backed Securities (2.9%) - continued
	LB-UBS Commercial Mortgage Trust
$900,000	4.786%, 10/15/2029	$919,813
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	523,142

	Total	4,638,581

Communications Services (1.2%)
	America Movil SAB de CV
300,000	1.256%, 9/12/2016[b]	300,001
	AT&T, Inc.
300,000	1.400%, 12/1/2017	292,850
	BellSouth Corporation
27,000	6.875%, 10/15/2031	30,148
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	184,706
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	134,954
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	526,284
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	241,045
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	246,145
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	33,202

	Total	1,989,335

Consumer Cyclical (2.2%)
	Amazon.com, Inc.
250,000	1.200%, 11/29/2017	244,219
	California Institute of Technology
325,000	4.700%, 11/1/2111	289,330
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	38,758
	Dartmouth College
250,000	3.760%, 6/1/2043	214,810
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	158,963
350,000	3.000%, 6/12/2017	359,749
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	323,392
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	201,695
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	436,299
	Starbucks Corporation
200,000	3.850%, 10/1/2023	203,297
	The Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	459,737
	Viacom, Inc.
250,000	2.500%, 9/1/2018	249,541
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	439,244

	Total	3,619,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Consumer Non-Cyclical (2.6%)
	AbbVie, Inc.
$350,000	1.750%, 11/6/2017	$347,127
	Allergan, Inc.
325,000	1.350%, 3/15/2018	316,867
	Anheuser-Busch InBev Worldwide, Inc.
300,000	1.375%, 7/15/2017	298,738
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	286,198
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	502,813
	ConAgra Foods, Inc.
200,000	1.300%, 1/25/2016	200,209
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	231,768
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018[e]	298,819
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	177,952
	Heineken NV
50,000	1.400%, 10/1/2017[d]	49,157
	McKesson Corporation
275,000	2.700%, 12/15/2022	257,046
	Medtronic, Inc.
250,000	1.375%, 4/1/2018	245,437
	Sanofi
250,000	1.250%, 4/10/2018	244,061
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	302,149
	Wyeth, LLC
350,000	6.000%, 2/15/2036	406,029

	Total	4,164,370

Energy (1.0%)
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	34,085
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	527,011
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	302,204
	Petro-Canada
300,000	6.800%, 5/15/2038	356,714
	Phillips 66
325,000	1.950%, 3/5/2015	329,928

	Total	1,549,942

Financials (8.5%)
	American Tower Trust I
225,000	1.551%, 3/15/2018[d]	219,377
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[d]	351,852
	AXA SA
27,000	8.600%, 12/15/2030	32,643
	Bank of America Corporation
250,000	1.500%, 10/9/2015	251,367
	Barclays Bank plc
300,000	5.000%, 9/22/2016	331,084
	Boston Properties, LP
300,000	3.125%, 9/1/2023	274,817

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Financials (8.5%) - continued
	Camden Property Trust
$100,000	2.950%, 12/15/2022	$91,493
	Chubb Corporation
350,000	6.500%, 5/15/2038	437,025
	Citigroup, Inc.
250,000	4.700%, 5/29/2015	264,490
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[d]	659,620
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	196,880
	Duke Realty, LP
250,000	3.875%, 10/15/2022	237,838
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	524,341
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	496,455
	HCP, Inc.
325,000	3.750%, 2/1/2016	342,168
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	353,550
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	375,606
	J.P. Morgan Chase & Company
250,000	1.166%, 1/25/2018[b]	251,588
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	155,108
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[d]	218,120
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	201,420
400,000	2.550%, 10/15/2018	402,056
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	350,123
	MetLife, Inc.
200,000	4.368%, 9/15/2023	209,081
	Morgan Stanley
150,000	4.100%, 5/22/2023	139,908
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	331,143
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	339,560
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	516,286
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022[f]	300,407
	Preferred Term Securities XXIII, Ltd.
879,450	0.454%, 12/22/2036[b,c]	652,446
	Principal Life Global Funding II
300,000	1.000%, 12/11/2015[d]	300,423
	Prudential Covered Trust
255,002	2.997%, 9/30/2015[d]	263,000
	Realty Income Corporation
300,000	2.000%, 1/31/2018	293,284
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	293,826
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	188,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Financials (8.5%) - continued
	Svenska Handelsbanken AB
$125,000	1.625%, 3/21/2018	$122,640
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	294,978
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[d]	392,760
	Toronto-Dominion Bank
325,000	0.716%, 9/9/2016[b]	325,573
	UBS AG/London
500,000	1.875%, 1/23/2015[d]	508,650
	Union Bank NA
300,000	1.500%, 9/26/2016	301,626
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	320,843
	Ventas Realty, LP
250,000	2.700%, 4/1/2020	238,269
175,000	4.250%, 3/1/2022	176,719
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[g,h]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	140,394

	Total	13,668,967

Foreign (0.3%)
	Inter-American Development Bank
500,000	3.000%, 10/4/2023[e]	498,600

	Total	498,600

Foreign Government (2.4%)
	African Development Bank
250,000	6.875%, 10/15/2015	276,025
	Chile Government International Bond
350,000	3.875%, 8/5/2020	364,875
	Export Development Canada
150,000	0.750%, 12/15/2017	146,933
	Hydro-Quebec
27,000	8.400%, 1/15/2022	36,284
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[d]	462,419
	Kommuninvest I Sverige AB
325,000	1.000%, 10/24/2017[d]	320,157
	Province of Manitoba
600,000	1.300%, 4/3/2017	604,657
	Province of New Brunswick
125,000	2.750%, 6/15/2018	131,134
	Province of Quebec
400,000	4.875%, 5/5/2014	410,912
400,000	7.500%, 7/15/2023	522,004
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[d]	324,415
300,000	0.375%, 3/29/2016[d]	298,590

	Total	3,898,405

Mortgage-Backed Securities (31.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
786	6.000%, 4/1/2014	789
545	7.000%, 10/1/2014	557
1,930	6.500%, 3/1/2016	2,010

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Mortgage-Backed Securities (31.9%) - continued
$5,129	6.000%, 6/1/2016	$5,419
4,149	6.000%, 9/1/2016	4,383
71,621	7.000%, 6/1/2017	76,561
81,340	5.500%, 12/1/2017	86,265
4,775,000	3.000%, 10/1/2028[e]	4,935,410
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,779	6.500%, 4/1/2024	4,290
2,433	7.000%, 5/1/2024	2,803
1,092	7.500%, 8/1/2025	1,232
9,932	8.500%, 11/1/2025	11,662
1,088	8.000%, 1/1/2026	1,261
1,291	7.000%, 4/1/2027	1,503
1,344	7.500%, 7/1/2027	1,517
2,599	7.000%, 8/1/2027	3,028
1,488	7.500%, 10/1/2027	1,681
1,944	7.000%, 5/1/2028	2,270
10,676	6.000%, 8/1/2028	11,791
3,910	6.500%, 2/1/2029	4,488
8,976	6.000%, 3/1/2029	9,914
6,245	7.500%, 10/1/2029	7,078
2,761	7.500%, 11/1/2029	3,129
3,502	6.500%, 5/1/2031	3,993
13,897	6.000%, 6/1/2031	15,345
4,030	7.000%, 6/1/2031	4,669
4,872	7.000%, 6/1/2031	5,644
6,160	6.000%, 7/1/2031	6,802
4,885	7.000%, 9/1/2031	5,660
9,439	6.500%, 10/1/2031	10,762
13,181	6.000%, 1/1/2032	14,555
57,839	6.000%, 1/1/2032	63,867
11,143	7.000%, 5/1/2032	12,863
67,535	6.500%, 7/1/2032	76,791
78,382	6.500%, 10/1/2032	89,125
90,597	6.000%, 11/1/2032	100,053
2,400,000	3.500%, 10/1/2043[e]	2,436,000
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
70	6.000%, 12/1/2013	70
7,150,000	2.500%, 10/1/2028[e]	7,190,219
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,101	10.500%, 8/1/2020	2,377
1,754	8.000%, 12/1/2024	2,017
3,045	7.000%, 10/1/2025	3,520
9,647	6.500%, 11/1/2025	10,945
360	8.500%, 12/1/2025	422
1,704	7.500%, 1/1/2026	1,919
2,428	6.500%, 5/1/2026	2,773
1,361	8.000%, 9/1/2026	1,576
4,490	7.500%, 2/1/2027	5,061
3,226	7.000%, 3/1/2027	3,742
3,964	9.000%, 11/1/2027	4,697
1,820	7.000%, 1/1/2028	2,117
27,350	7.500%, 2/1/2028	30,874
1,322	6.000%, 5/1/2028	1,465
823	6.500%, 9/1/2028	944
5,478	7.000%, 10/1/2028	6,390
20,657	7.500%, 11/1/2028	23,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Mortgage-Backed Securities (31.9%) - continued
$4,324	6.500%, 2/1/2029	$4,959
11,866	6.000%, 3/1/2029	13,144
5,253	7.000%, 3/1/2029	6,131
15,944	6.500%, 4/1/2029	18,311
858	6.500%, 8/1/2029	985
5,441	7.500%, 8/1/2029	6,159
2,176	7.000%, 10/1/2029	2,540
4,407	7.500%, 12/1/2029	4,989
2,859	8.000%, 4/1/2030	3,325
1,277	7.500%, 12/1/2030	1,447
6,186	6.000%, 5/1/2031	6,847
68,954	6.500%, 4/1/2032	79,305
49,107	6.500%, 5/1/2032	56,479
21,036	7.000%, 5/1/2032	24,520
169,999	6.500%, 7/1/2032	195,518
103,079	6.500%, 8/1/2032	118,552
7,800,000	3.000%, 10/1/2043[e]	7,619,625
11,875,000	3.500%, 10/1/2043[e]	12,088,380
14,887,500	4.000%, 10/1/2043[e]	15,615,591
	Government National Mortgage Association 30-Yr. Pass Through
4,124	7.500%, 3/15/2023	4,630
2,186	9.000%, 9/15/2024	2,544
2,361	8.000%, 6/15/2025	2,709
1,682	8.000%, 9/15/2026	1,932
7,264	7.500%, 10/15/2027	8,262
5,228	7.000%, 11/15/2027	6,097
4,533	6.500%, 7/15/2028	5,210
3,938	7.000%, 8/15/2028	4,605
8,493	7.500%, 11/15/2028	9,675
6,428	6.500%, 12/15/2028	7,388
25,357	6.500%, 3/15/2029	29,198
1,100	6.500%, 4/15/2029	1,267
4,115	8.000%, 10/15/2030	4,749
8,508	7.500%, 1/15/2031	9,733
4,415	7.000%, 4/15/2031	5,156
10,233	6.500%, 6/15/2031	11,816
12,227	7.000%, 9/15/2031	14,280
130,880	6.500%, 1/15/2032	151,294
19,249	6.500%, 4/15/2032	22,252

	Total	51,489,189

Technology (0.6%)
	Apple, Inc.
400,000	2.400%, 5/3/2023	362,073
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	233,408
	Oracle Corporation
325,000	1.200%, 10/15/2017	319,195

	Total	914,676

Transportation (0.8%)
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	343,219
	Delta Air Lines, Inc.
246,395	4.950%, 5/23/2019	261,795

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Transportation (0.8%) - continued
	TTX Company
$300,000	4.125%, 10/1/2023[d]	$303,374
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	461,605

	Total	1,369,993

U.S. Government and Agencies (41.8%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,032,793
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	358,090
	Federal Home Loan Bank
1,000,000	3.625%, 10/18/2013	1,000,450
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	960,566
325,000	1.250%, 10/2/2019	310,533
350,000	6.750%, 3/15/2031	474,408
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,300,000	1.375%, 5/1/2020	1,237,254
	Federal National Mortgage Association
2,000,000	0.375%, 7/5/2016	1,982,296
2,690,000	0.875%, 5/21/2018	2,613,456
500,000	5.960%, 9/11/2028	621,685
100,000	6.250%, 5/15/2029	127,988
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	268,604
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	381,507
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,125,780
6,575,000	3.000%, 5/15/2042	5,761,344
	U.S. Treasury Notes
500,000	2.375%, 8/31/2014	510,293
7,350,000	0.250%, 10/31/2014	7,358,614
11,375,000	0.375%, 2/15/2016	11,363,443
1,425,000	2.625%, 2/29/2016	1,499,812
5,000,000	1.000%, 10/31/2016	5,046,485
3,250,000	3.000%, 2/28/2017	3,488,673
1,000,000	2.250%, 11/30/2017	1,045,859
3,750,000	2.375%, 6/30/2018	3,933,983
8,575,000	1.375%, 1/31/2020	8,335,835
2,500,000	2.000%, 7/31/2020	2,506,250
1,870,000	1.625%, 8/15/2022	1,742,021
400,000	1.750%, 5/15/2023	370,656

	Total	67,458,678

Utilities (2.9%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	294,720
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	452,332
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	318,283
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016[d]	302,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (103.4%)	Value
Utilities (2.9%) - continued
	El Paso Pipeline Partners Operating Company, LLC
$325,000	4.700%, 11/1/2042	$282,320
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	27,275
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	236,486
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	36,585
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	341,980
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	300,060
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	292,791
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	307,425
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	296,688
	Sempra Energy
325,000	2.300%, 4/1/2017	331,259
	Southern California Edison Company
225,000	5.000%, 1/15/2014	227,995
	Southern California Gas Company
325,000	3.750%, 9/15/2042	287,110
	Spectra Energy Partners, LP
300,000	2.950%, 9/25/2018	304,943

	Total	4,640,586

	Total Long-Term Fixed Income (cost $166,317,498)	166,679,193

Shares or Principal Amount	Short-Term Investments (27.2%)	Value
	Thrivent Cash Management Trust
43,909,926	0.070%	43,909,926

	Total Short-Term Investments (at amortized cost)	43,909,926

	Total Investments (cost $210,227,424) 130.6%	$210,589,119

	Other Assets and Liabilities, Net (30.6%)	(49,312,917)

	Total Net Assets 100.0%	$161,276,202

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$879,450
Wachovia Asset Securitization, Inc.	3/16/2007	937,799

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $11,329,930 or 7.0% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2013.

g	Defaulted security. Interest is not being accrued.
h	Security is fair valued.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$4,453,313
Gross unrealized depreciation	(4,091,618)

Net unrealized appreciation (depreciation)	$361,695

Cost for federal income tax purposes	$210,227,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

Bond Index Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,463,590	–	4,463,590	–
Basic Materials	1,308,324	–	1,308,324	–
Capital Goods	915,815	–	915,815	–
Collateralized Mortgage Obligations	91,108	–	91,108	–
Commercial Mortgage-Backed Securities	4,638,581	–	4,638,581	–
Communications Services	1,989,335	–	1,989,335	–
Consumer Cyclical	3,619,034	–	3,619,034	–
Consumer Non-Cyclical	4,164,370	–	4,164,370	–
Energy	1,549,942	–	1,549,942	–
Financials	13,668,967	–	13,016,521	652,446
Foreign	498,600	–	498,600	–
Foreign Government	3,898,405	–	3,898,405	–
Mortgage-Backed Securities	51,489,189	–	51,489,189	–
Technology	914,676	–	914,676	–
Transportation	1,369,993	–	1,369,993	–
U.S. Government and Agencies	67,458,678	–	67,458,678	–
Utilities	4,640,586	–	4,640,586	–
Short-Term Investments	43,909,926	43,909,926	–	–

Total	$210,589,119	$43,909,926	$166,026,747	$652,446

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$1,274,400	$19,762,668	$21,037,068	–	$–	$7,095
Cash Management Trust- Short Term Investment	39,325,747	49,282,647	44,698,468	43,909,926	43,909,926	24,588
Total Value and Income Earned	40,600,147				43,909,926	31,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (5.5%)[a]	Value
Basic Materials (0.2%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,070,000	5.250%, 10/18/2017[b,c]	$1,072,483
	Ineos Group Holdings, Ltd., Term Loan
1,236,371	4.000%, 5/2/2018[b,c]	1,221,609

	Total	2,294,092

Capital Goods (0.3%)
	ADS Waste Holdings, Term Loan
1,232,072	4.250%, 10/9/2019	1,230,728
	Berry Plastics Group, Inc., Term Loan
960,175	3.500%, 2/8/2020	948,893
	Rexnord, LLC, Term Loan
690,000	4.000%, 8/14/2020	681,375
	Silver II Borrower, Term Loan
688,869	4.000%, 12/13/2019[b,c]	681,981

	Total	3,542,977

Communications Services (2.0%)
	Cincinnati Bell, Inc., Term Loan
345,000	4.000%, 8/9/2020	342,671
	Clear Channel Communications, Inc., Term Loan
244,330	3.829%, 1/29/2016	229,854
995,670	6.929%, 1/30/2019	922,488
	Cricket Communications, Inc., Term Loan
690,000	4.750%, 3/8/2020[b,c]	689,386
	Fairpoint Communications, Term Loan
274,787	7.500%, 2/14/2019	276,543
	Grande Communications Networks, LLC, Term Loan
962,588	4.500%, 5/29/2020	959,382
	Hargray Communications Group, Inc., Term Loan
1,236,900	4.750%, 6/25/2019	1,238,966
	Integra Telecom Holdings, Inc., Term Loan
1,210,175	5.250%, 2/22/2019[b,c]	1,216,226
	Intelsat Jackson Holdings SA, Term Loan
1,055,000	4.250%, 4/2/2018[b,c]	1,055,791
	Level 3 Communications, Inc., Term Loan
275,000	4.000%, 8/1/2019[b,c]	274,450
410,000	4.000%, 1/15/2020	409,147
	LTS Buyer, LLC, Term Loan
688,275	4.500%, 4/13/2020	690,209
	McGraw-Hill Global Education Holdings, LLC, Term Loan
957,161	9.000%, 3/22/2019[b,c]	967,183
	NEP Broadcasting, LLC, Term Loan
957,763	4.750%, 1/22/2020	959,563
	NTelos, Inc., Term Loan
688,262	5.750%, 11/9/2019	684,304
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,625,000	5.250%, 7/30/2018	1,620,937

Principal Amount	Bank Loans (5.5%)[a]	Value
Communications Services (2.0%) - continued
	TNS, Inc., Term Loan
$1,179,259	5.000%, 2/14/2020[b,c]	$1,186,630
	Univision Communications, Inc., Term Loan
1,209,548	4.500%, 3/1/2020	1,202,993
	Virgin Media Investment Holdings, Ltd., Term Loan
1,215,000	3.500%, 6/8/2020	1,207,066
	Visant Corporation, Term Loan
480,000	5.250%, 12/22/2016	464,659
	WideOpenWest Finance, LLC, Term Loan
1,210,175	4.750%, 3/26/2019[b,c]	1,217,133
	WMG Acquisition Corporation, Term Loan
965,000	3.750%, 7/1/2020	959,876
	Yankee Cable Acquisition, LLC, Term Loan
1,194,061	5.250%, 8/26/2016	1,197,644
	Zayo Group, LLC, Term Loan
1,207,095	4.500%, 7/2/2019[b,c]	1,206,407

	Total	21,179,508

Consumer Cyclical (1.0%)
	Bally Technologies, Inc., Term Loan
360,000	0.000%, 8/21/2020[b,c]	359,438
	Booz Allen Hamilton, Inc., Term Loan
408,967	3.750%, 7/31/2019	407,434
	Burlington Coat Factory Warehouse Corporation, Term Loan
690,000	4.250%, 2/23/2017	689,827
	Cenveo Corporation, Term Loan
293,263	6.250%, 2/13/2017[b,c]	294,240
	Ceridian Corporation, Term Loan
1,375,000	4.429%, 5/9/2017	1,374,147
	Chrysler Group, LLC, Term Loan
960,089	4.250%, 5/24/2017	965,850
	J.C. Penney Corporation, Inc., Term Loan
1,237,588	6.000%, 5/22/2018[b,c]	1,198,492
	MGM Resorts International, Term Loan
1,038,883	3.500%, 12/20/2019	1,033,523
	ROC Finance, LLC, Term Loan
965,000	5.000%, 6/20/2019	964,093
	Scientific Games International, Inc., Term Loan
1,240,000	0.943%, 5/22/2020[b,c]	1,229,150
	Seminole Hard Rock Entertainment, Inc., Term Loan
483,788	3.500%, 5/8/2020	481,973
	Seminole Indian Tribe of Florida, Term Loan
931,225	3.000%, 4/29/2020	927,733
	Toys R Us, Inc., Term Loan
690,000	5.250%, 5/25/2018[b,c]	650,760

	Total	10,576,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (5.5%)[a]	Value
Consumer Non-Cyclical (0.7%)
	Albertsons, LLC, Term Loan
$1,229,511	4.750%, 3/21/2019	$1,225,675
	Biomet, Inc., Term Loan
1,371,562	0.000%, 7/25/2017[b,c]	1,375,636
	Del Monte Corporation, Term Loan
150,318	4.000%, 3/8/2018	149,603
	JBS USA, LLC, Term Loan
688,266	3.750%, 5/25/2018	684,825
	Roundy’s Supermarkets, Inc., Term Loan
688,253	5.750%, 2/13/2019	673,256
	Supervalu, Inc., Term Loan
1,924,007	2.492%, 3/21/2019[b,c]	1,916,792
	Van Wagner Communications, LLC, Term Loan
1,031,550	5.832%, 8/3/2018[b,c]	1,045,734

	Total	7,071,521

Energy (0.2%)
	Arch Coal, Inc., Term Loan
688,258	5.750%, 5/16/2018[b,c]	667,184
	Offshore Group Investment, Ltd., Term Loan
482,575	5.750%, 3/28/2019	488,004
	Pacific Drilling SA, Term Loan
1,211,963	4.500%, 6/3/2018[b,c]	1,215,901

	Total	2,371,089

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
1,232,250	7.000%, 5/22/2018	1,216,083
	Springleaf Financial Funding Company, Term Loan
345,000	5.500%, 5/10/2017[b,c]	345,072
	WaveDivision Holdings, LLC, Term Loan
957,763	4.000%, 10/12/2019	956,326

	Total	2,517,481

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,375,000	5.000%, 8/7/2020	1,374,313
	First Data Corporation Extended, Term Loan
1,240,000	4.184%, 3/23/2018	1,226,670
	Freescale Semiconductor, Inc., Term Loan
1,209,548	5.000%, 2/13/2020	1,213,213
	SunGard Data Systems, Inc., Term Loan
478,800	4.000%, 3/8/2020	479,600

	Total	4,293,796

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,371,563	4.750%, 6/21/2019	1,359,849
	American Petroleum Tankers Parent, LLC, Term Loan
900,547	4.750%, 9/28/2019	902,799

Principal Amount	Bank Loans (5.5%)[a]	Value
Transportation (0.3%) - continued
	U.S. Airways, Inc., Term Loan
$1,215,000	4.250%, 5/21/2019[b,c]	$1,206,325

	Total	3,468,973

Utilities (0.2%)
	Calpine Corporation, Term Loan
957,634	4.000%, 4/1/2018	957,720
	Intergen NV, Term Loan
1,211,962	5.500%, 6/5/2020	1,206,908

	Total	2,164,628

	Total Bank Loans (cost $59,648,685)	59,480,725

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (15.3%)
	Avis Budget Rental Car Funding AESOP, LLC
9,000,000	2.370%, 11/20/2014[d]	9,128,529
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[d]	6,281,274
	Countrywide Home Loans, Inc.
1,455,009	6.085%, 6/25/2021[e]	1,385,930
	Credit Based Asset Servicing and Securitization, LLC
1,684,736	3.971%, 12/25/2036	1,092,506
	Edlinc Student Loan Funding Trust
3,212,680	3.196%, 10/1/2025[f,g]	3,168,506
	Education Loan Asset-Backed Trust I
4,256,989	0.629%, 6/25/2022[d,g]	4,255,039
	Enterprise Fleet Financing, LLC
1,310,298	1.430%, 10/20/2016[d]	1,311,248
1,797,164	0.720%, 4/20/2018[d]	1,797,301
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[f,h]	2
	First Horizon ABS Trust
507,740	0.309%, 9/25/2029[e,g]	466,875
	Fosse Master Issuer plc
4,928,482	1.666%, 10/18/2054[d,g]	4,964,101
	GE Dealer Floorplan Master Note Trust
6,000,000	0.620%, 10/20/2017[g]	6,006,732
6,500,000	0.580%, 4/20/2018[g]	6,484,237
	GMAC Mortgage Corporation Loan Trust
1,098,017	0.359%, 8/25/2035[e,g]	912,726
1,510,829	5.750%, 10/25/2036[e]	1,459,622
2,601,959	0.359%, 12/25/2036[e,g]	2,194,632
	Golden Credit Card Trust
7,200,000	0.432%, 2/15/2018[d,g]	7,172,395
1,000,000	0.611%, 9/15/2018[d,g]	1,000,010
	Great America Leasing Receivables
3,000,000	0.780%, 6/15/2016[d]	2,998,605
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[d]	9,969,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (15.3%) - continued
	Montana Higher Education Student Assistance Corporation
$1,524,094	0.781%, 9/20/2022[g]	$1,525,326
	Mortgage Equity Conversion Asset Trust
5,501,920	0.590%, 1/25/2042[f,g]	4,016,402
5,419,396	0.600%, 2/25/2042[f,g]	3,956,159
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[d]	4,170,810
	Nissan Master Owner Trust Receivables
9,000,000	0.482%, 2/15/2018[g]	8,984,898
	Northstar Education Finance, Inc.
4,453,429	0.879%, 12/26/2031[d,g]	4,446,361
	Renaissance Home Equity Loan Trust
3,609,405	5.608%, 5/25/2036	2,514,810
1,228,483	5.285%, 1/25/2037	663,193
	Santander Drive Auto Receivables Trust
6,000,000	0.700%, 9/15/2017	5,991,708
	SLM Student Loan Trust
5,880,358	0.336%, 4/27/2020[g]	5,872,108
2,905,288	1.282%, 12/15/2021[d,g]	2,913,772
5,820,826	0.336%, 4/25/2022[g]	5,802,595
2,890,228	0.782%, 8/15/2022[d,g]	2,880,878
1,705,363	0.346%, 4/25/2023[g]	1,705,288
4,570,376	0.932%, 10/16/2023[d,g]	4,564,023
2,551,599	0.579%, 3/25/2025[g]	2,543,151
7,692,896	0.699%, 3/25/2026[g]	7,697,111
2,700,000	1.232%, 5/17/2027[d,g]	2,668,745
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[d]	4,992,925
	Wachovia Asset Securitization, Inc.
1,172,249	0.319%, 7/25/2037[e,f,g]	1,001,114
	Wachovia Student Loan Trust
2,617,669	0.376%, 7/27/2020[g]	2,614,724
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	3,969,956
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,033,212
	World Omni Master Owner Trust
5,400,000	0.532%, 2/15/2018[d,g]	5,393,531

	Total	166,972,860

Basic Materials (0.8%)
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,064,564
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018[d,i]	966,445
	Glencore Funding, LLC
1,400,000	1.628%, 1/15/2019[d,g]	1,317,824
	Xstrata Finance Canada, Ltd.
1,875,000	2.050%, 10/23/2015[d]	1,880,102

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Basic Materials (0.8%) - continued
$2,825,000	2.450%, 10/25/2017[d]	$2,809,593

	Total	9,038,528

Capital Goods (0.8%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	1,971,854
	Precision Castparts Corporation
2,025,000	1.250%, 1/15/2018	1,974,387
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,240,273
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,884,362

	Total	9,070,876

Collateralized Mortgage Obligations (5.1%)
	American Home Mortgage Assets Trust
3,028,696	1.073%, 11/25/2046[g]	1,609,979
	Bear Stearns Adjustable Rate Mortgage Trust
1,444,284	2.470%, 10/25/2035[g]	1,389,054
	Commercial Mortgage Pass Through Certificates
5,000,000	1.232%, 6/8/2030[d,g]	4,983,970
	Countrywide Alternative Loan Trust
835,690	5.500%, 11/25/2035	833,399
876,728	5.500%, 2/25/2036	782,036
1,583,262	6.000%, 1/25/2037	1,255,494
	Countrywide Home Loans, Inc.
2,010,236	2.636%, 3/20/2036	1,565,236
1,898,189	2.607%, 9/20/2036	1,274,645
	Deutsche Alt-A Securities Mortgage Loan Trust
3,560,695	0.923%, 4/25/2047[g]	2,907,215
	GSR Mortgage Loan Trust
2,059,002	0.369%, 8/25/2046[g]	1,979,875
	HarborView Mortgage Loan Trust
2,284,242	2.332%, 6/19/2034	2,272,104
	HomeBanc Mortgage Trust
1,766,052	2.431%, 4/25/2037	1,206,578
	Impac CMB Trust
884,968	0.699%, 4/25/2035[g]	798,597
640,830	0.819%, 8/25/2035[g]	536,253
	J.P. Morgan Alternative Loan Trust
3,124,945	2.675%, 3/25/2036	2,379,793
	J.P. Morgan Mortgage Trust
479,597	2.686%, 10/25/2036	381,739
	Master Asset Securitization Trust
1,767,797	0.679%, 6/25/2036[g]	1,121,405
	Permanent Master plc
10,000,000	1.768%, 7/15/2042[d,g]	10,003,920
	Residential Accredit Loans, Inc.
1,576,242	3.640%, 9/25/2035	1,278,420
	Sequoia Mortgage Trust
1,674,511	0.833%, 9/20/2034[g]	1,629,807
	Structured Adjustable Rate Mortgage Loan Trust
42,955	5.500%, 12/25/2034	41,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Collateralized Mortgage Obligations (5.1%) - continued
	Wachovia Mortgage Loan Trust, LLC
$1,597,437	3.044%, 5/20/2036	$1,333,301
	WaMu Mortgage Pass Through Certificates
1,027,849	0.469%, 10/25/2045[g]	938,830
3,042,883	1.033%, 10/25/2046[g]	2,380,499
3,004,659	0.973%, 12/25/2046[g]	2,397,223
3,181,094	0.893%, 1/25/2047[g]	2,474,557
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,462,540	1.073%, 9/25/2046[g]	1,364,257
4,037,273	0.903%, 2/25/2047[g]	2,524,216
	Wells Fargo Mortgage Backed Securities Trust
1,675,244	2.642%, 3/25/2036	1,671,987
1,182,909	2.729%, 3/25/2036	1,131,153

	Total	56,446,905

Commercial Mortgage-Backed Securities (5.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
488,133	5.846%, 6/11/2040	495,543
2,000,000	5.331%, 2/11/2044	2,192,616
	Citigroup Commercial Mortgage Trust
1,250,000	5.885%, 12/10/2049	1,413,584
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,316,338
	Commercial Mortgage Pass- Through Certificates
1,500,000	5.306%, 12/10/2046	1,644,855
	Credit Suisse First Boston Mortgage Securities Corporation
4,611,107	4.691%, 4/15/2037	4,696,421
	Credit Suisse Mortgage Capital Certificates
3,815,255	5.467%, 9/15/2039	4,167,017
	Government National Mortgage Association
1,004,772	2.870%, 3/16/2051	1,014,576
3,118,490	2.164%, 3/16/2033	3,137,491
1,630,569	3.214%, 1/16/2040	1,660,113
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,000,936
5,500,000	5.224%, 4/10/2037	5,845,136
	GS Mortgage Securities Corporation II
4,800,000	1.032%, 11/8/2029[d,g]	4,755,715
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,500,000	5.429%, 12/12/2043	7,093,821
	Morgan Stanley Capital, Inc.
3,145,766	5.760%, 4/12/2049	3,192,071
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,193,550

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Commercial Mortgage-Backed Securities (5.1%) - continued
	Wachovia Bank Commercial Mortgage Trust
$2,126,265	5.765%, 7/15/2045	$2,293,596

	Total	55,113,379

Communications Services (2.1%)
	America Movil SAB de CV
900,000	1.256%, 9/12/2016[g]	900,003
	AT&T, Inc.
2,000,000	1.400%, 12/1/2017	1,952,332
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,508,100
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[d]	2,549,797
1,650,000	4.174%, 8/15/2017[d]	1,736,739
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,084,701
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[d]	2,114,956
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[d]	2,215,303
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,075,000
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[d]	4,584,321
	Verizon Communications, Inc.
1,650,000	1.782%, 9/15/2016[g]	1,698,131

	Total	22,419,383

Consumer Cyclical (2.4%)
	Amazon.com, Inc.
2,125,000	1.200%, 11/29/2017	2,075,861
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[d]	5,067,800
	Daimler Finance North America, LLC
4,000,000	0.858%, 3/28/2014[d,g]	4,010,472
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,119,508
2,050,000	3.984%, 6/15/2016	2,166,108
1,000,000	3.000%, 6/12/2017	1,027,853
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,021,200
	Hyundai Capital America
2,750,000	1.875%, 8/9/2016[d]	2,761,489
	Viacom, Inc.
1,250,000	2.500%, 9/1/2018	1,247,703
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[d]	4,051,368

	Total	26,549,362

Consumer Non-Cyclical (3.7%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015	1,505,427
1,250,000	1.750%, 11/6/2017	1,239,737
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,218,720
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	457,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (3.7%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$3,150,000	1.375%, 7/15/2017	$3,136,748
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[d]	2,272,992
	Celgene Corporation
2,500,000	2.450%, 10/15/2015	2,574,077
	Coca-Cola Enterprises, Inc.
3,000,000	3.500%, 9/15/2020	3,024,456
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,401,460
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	472,454
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018[c]	1,494,095
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,092,880
	Heineken NV
2,650,000	1.400%, 10/1/2017[d]	2,605,332
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,496,495
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[d]	2,501,500
	Medtronic, Inc.
2,000,000	1.375%, 4/1/2018	1,963,492
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[d]	2,568,517
	Sanofi
1,500,000	1.250%, 4/10/2018	1,464,368
	Teva Pharmaceutical Finance III BV
3,000,000	0.750%, 3/21/2014[g]	3,003,888
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,618,626

	Total	40,113,195

Energy (1.4%)
	Cameron International Corporation
3,000,000	1.191%, 6/2/2014[g]	3,012,744
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,990,280
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[d]	2,067,500
	Kinder Morgan Energy Partners, LP
3,000,000	2.650%, 2/1/2019	2,979,345
	Petroleos Mexicanos
1,500,000	2.286%, 7/18/2018[g]	1,545,000
1,000,000	3.500%, 7/18/2018	1,012,500
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,681,505

	Total	15,288,874

Financials (23.2%)
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[d]	829,408
	American Express Company
3,000,000	0.852%, 5/22/2018[g]	2,996,409

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.2%) - continued
	American International Group, Inc.
$2,000,000	5.050%, 10/1/2015	$2,152,344
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[d]	1,608,767
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[d]	5,187,000
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[d]	1,357,872
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d]	983,988
	Bank of America Corporation
1,500,000	1.500%, 10/9/2015	1,508,202
2,000,000	5.625%, 10/14/2016	2,230,036
2,000,000	1.320%, 3/22/2018[g,i]	2,006,216
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[d]	6,261,000
1,500,000	0.870%, 4/9/2018[g]	1,501,337
	Bank of New York Mellon Corporation
2,500,000	1.112%, 11/24/2014[g]	2,521,047
2,500,000	1.700%, 11/24/2014	2,534,280
675,000	4.500%, 12/31/2049[j]	583,875
	Bank of Nova Scotia
3,000,000	2.150%, 8/3/2016[d]	3,102,600
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[d]	5,166,975
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,950,000
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,916,410
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,110,079
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[d]	4,166,800
	Canadian Imperial Bank of Commerce
5,000,000	0.900%, 9/19/2014[d]	5,027,000
	Capital One Financial Corporation
3,000,000	1.418%, 7/15/2014[g]	3,016,392
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,113,280
	Chesapeake Funding, LLC
3,000,000	0.632%, 5/7/2024[d,g]	2,994,300
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,392,700
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d,i]	3,491,600
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3,000,000	3.200%, 3/11/2015[d]	3,105,222
	Credit Agricole Home Loan SFH
4,500,000	1.016%, 7/21/2014[d,g,i]	4,521,595
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[d]	2,083,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.2%) - continued
	Credit Suisse Group AG
$1,500,000	6.500%, 8/8/2023[d]	$1,518,750
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[d]	4,823,560
	General Electric Capital Corporation
4,500,000	1.254%, 3/15/2023[g]	4,456,449
	Goldman Sachs Group, Inc.
3,550,000	2.375%, 1/22/2018	3,524,827
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,012,500
	HSBC Bank plc
5,000,000	1.625%, 7/7/2014[d,i]	5,036,660
	ING Bank NV
5,000,000	2.500%, 1/14/2016[d]	5,159,000
	ING Capital Funding Trust III
1,000,000	3.848%, 12/29/2049[g,j]	960,000
	ING US, Inc.
500,000	5.650%, 5/15/2053	457,074
1,500,000	2.900%, 2/15/2018	1,506,120
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,214,125
	J.P. Morgan Chase & Company
4,000,000	1.166%, 1/25/2018[g]	4,025,412
1,450,000	7.900%, 4/29/2049[j]	1,573,250
375,000	6.000%, 12/29/2049[j]	351,563
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	2,006,955
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	704,107
	Landwirtschaftliche Rentenbank
7,000,000	0.454%, 3/15/2016[d,g]	7,026,453
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d,i]	331,173
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[d]	2,481,115
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[d]	3,501,225
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[d]	3,453,216
	Morgan Stanley
975,000	4.100%, 5/22/2023	909,400
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,221,874
	National Australia Bank, Ltd.
2,250,000	0.566%, 1/22/2015[d,g]	2,255,908
3,350,000	2.000%, 6/20/2017[d]	3,413,315
	National Bank of Canada
2,750,000	2.200%, 10/19/2016[d]	2,849,283
	NCUA Guaranteed Notes
2,693,457	0.532%, 12/7/2020[g]	2,700,766
	Nederlandse Waterschapsbank NV
4,500,000	0.750%, 3/29/2016[d]	4,494,996
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[d]	5,829,240
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[d]	6,229,422

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.2%) - continued
	Norddeutsche Landesbank Girozentrale
$2,000,000	0.875%, 10/16/2015[d]	$2,004,600
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[d]	2,612,000
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,253,175
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,197,665
	Prudential Covered Trust
3,230,026	2.997%, 9/30/2015[d]	3,331,339
	Rabobank Capital Funding Trust II
1,856,000	5.260%, 12/29/2049[d,j]	1,865,280
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,466,419
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,952,548
	Royal Bank of Scotland Group plc
1,000,000	6.125%, 12/15/2022	1,007,420
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[d]	2,056,782
2,500,000	1.375%, 5/29/2018[d]	2,450,000
	SLM Corporation
700,000	4.625%, 9/25/2017	708,750
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[d]	2,915,400
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,933,600
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[d,i]	1,152,295
	Svensk Exportkredit AB
3,500,000	0.565%, 1/23/2017[g]	3,506,983
1,500,000	1.125%, 4/5/2018	1,469,400
	Svenska Handelsbanken AB
2,750,000	0.700%, 3/21/2016[g]	2,756,245
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,720,705
	Swedbank Hypotek AB
5,000,000	0.698%, 3/28/2014[d,g]	5,011,365
	Toronto-Dominion Bank
3,000,000	2.200%, 7/29/2015[d]	3,090,300
3,100,000	0.716%, 9/9/2016[g]	3,105,468
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,169,404
	UBS AG/London
5,000,000	1.875%, 1/23/2015[d]	5,086,500
	Union Bank NA
1,900,000	1.500%, 9/26/2016	1,910,296
	Wachovia Corporation
1,000,000	0.524%, 6/15/2017[g]	986,972
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[d]	3,643,872
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,684,252
925,000	3.450%, 2/13/2023	865,766
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,459,000

	Total	252,822,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Foreign Government (5.4%)
	Canada Government International Bond
$8,500,000	0.875%, 2/14/2017	$8,494,900
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,370,375
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,132,966
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,089,700
	Inter-American Development Bank
3,750,000	0.222%, 2/11/2016[g]	3,754,016
	International Finance Corporation
3,090,000	0.500%, 5/16/2016	3,073,833
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,985,320
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[d]	6,219,600
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[d]	3,447,850
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,393,125
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,740,500
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,139,586
	Province of Ontario
3,500,000	0.315%, 8/13/2015[g]	3,497,575
2,000,000	1.000%, 7/22/2016	2,004,774

	Total	59,344,120

MM-Other Note (0.3%)
	John Deere Capital Corporation
3,000,000	0.371%, 10/8/2014[g]	3,001,890

	Total	3,001,890

Mortgage-Backed Securities (7.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
25,250,000	3.000%, 10/1/2028[c]	26,098,243
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,286,431	6.500%, 9/1/2037	1,446,266
	Federal National Mortgage Association
5,570,207	2.084%, 1/1/2043[g]	5,675,223
10,134,321	2.067%, 3/1/2043[g]	10,328,481
8,512,938	1.755%, 7/1/2043[g]	8,547,159
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,941,586	2.250%, 6/25/2025	6,012,308
22,350,000	2.500%, 10/1/2028[c]	22,475,719
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,910,141	5.849%, 9/1/2037[g]	2,054,106

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Mortgage-Backed Securities (7.7%) - continued
$1,000,066	5.560%, 10/1/2037[g]	$1,075,282

	Total	83,712,787

Technology (0.9%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,118,038
	Apple, Inc.
2,500,000	1.000%, 5/3/2018	2,408,135
	Oracle Corporation
2,750,000	2.375%, 1/15/2019	2,762,944
	Xerox Corporation
3,000,000	1.083%, 5/16/2014[g]	3,004,116

	Total	10,293,233

Transportation (1.0%)
	American Airlines Pass Through Trust
1,500,000	4.950%, 1/15/2023[d]	1,503,750
	British Airways plc
1,500,000	4.625%, 6/20/2024[d]	1,509,450
	Continental Airlines, Inc.
3,250,000	4.150%, 4/11/2024	3,187,031
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,701,040
	Delta Air Lines, Inc.
916,078	4.750%, 5/7/2020	967,034
	TTX Company
800,000	4.125%, 10/1/2023[d]	808,999

	Total	10,677,304

U.S. Government and Agencies (16.3%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,618,622
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	480,283
4,000,000	1.250%, 10/2/2019	3,821,940
	Federal National Mortgage Association
9,000,000	0.875%, 2/8/2018	8,798,769
5,000,000	0.875%, 5/21/2018	4,857,725
	U.S. Treasury Bonds
6,850,000	3.000%, 5/15/2042	6,002,312
	U.S. Treasury Bonds, TIPS
4,652,006	0.750%, 2/15/2042	3,981,465
	U.S. Treasury Notes
79,200,000	0.875%, 1/31/2018	78,160,500
8,250,000	2.375%, 6/30/2018	8,654,761
28,895,000	1.375%, 1/31/2020	28,089,089
3,800,000	1.625%, 8/15/2022	3,539,936
	U.S. Treasury Notes, TIPS
1,541,041	0.125%, 4/15/2018	1,587,515
907,663	1.125%, 1/15/2021	977,299
8,462,966	0.125%, 1/15/2022	8,356,527
17,026,883	0.125%, 1/15/2023	16,563,973

	Total	177,490,716

Utilities (0.8%)
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016[d]	1,209,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Utilities (0.8%) - continued
	Electricite de France SA
$1,500,000	5.250%, 12/29/2049[d,j]	$1,418,850
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,063,750
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,217,939
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,471,705
	Spectra Energy Partners, LP
880,000	2.950%, 9/25/2018	894,498

	Total	8,276,079

	Total Long-Term Fixed Income (cost $1,017,654,707)	1,006,631,560

Shares	Preferred Stock (0.6%)	Value
Financials (0.4%)
8,125	Farm Credit Bank of Texas, 6.750%[d,j]	814,024
66,000	HSBC Holdings plc, 8.000%[j]	1,785,300
20,000	The Allstate Corporation, 5.100%	464,000
23,000	The Goldman Sachs Group, Inc., 5.500%[j]	516,120

	Total	3,579,444

Utilities (0.2%)
24,375	Southern California Edison Company, 4.320%[g,j]	2,469,492

	Total	2,469,492

	Total Preferred Stock (cost $5,956,719)	6,048,936

Shares	Collateral Held for Securities Loaned (1.0%)	Value
10,552,655	Thrivent Cash Management Trust	10,552,655

	Total Collateral Held for Securities Loaned (cost $10,552,655)	10,552,655

Shares or Principal Amount	Short-Term Investments (6.8%)	Value
	Federal Home Loan Bank Discount Notes
1,600,000	0.093%, 11/22/2013[k,l]	1,599,785
900,000	0.105%, 12/4/2013[k,l]	899,832
71,942,463	Thrivent Cash Management Trust 0.070%	71,942,463

	Total Short-Term Investments (cost $74,442,081)	74,442,080

	Total Investments (cost $1,168,254,847) 106.2%	$1,157,155,956

	Other Assets and Liabilities, Net (6.2%)	(67,271,809)

	Total Net Assets 100.0%	$1,089,884,147

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $325,579,438 or 29.9% of total net assets.

e	All or a portion of the security is insured or guaranteed.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	11/29/2012	$3,241,202
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	2/14/2007	5,419,395
Mortgage Equity Conversion Asset Trust	1/18/2007	5,501,920
Wachovia Asset Securitization, Inc.	3/16/2007	1,172,249

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2013, $1,799,748 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$14,832,025
Gross unrealized depreciation	(25,930,916)

Net unrealized appreciation (depreciation)	$(11,098,891)

Cost for federal income tax purposes	$1,168,254,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,294,092	–	2,294,092	–
Capital Goods	3,542,977	–	3,542,977	–
Communications Services	21,179,508	–	21,179,508	–
Consumer Cyclical	10,576,660	–	10,576,660	–
Consumer Non-Cyclical	7,071,521	–	7,071,521	–
Energy	2,371,089	–	2,371,089	–
Financials	2,517,481	–	2,517,481	–
Technology	4,293,796	–	4,293,796	–
Transportation	3,468,973	–	3,468,973	–
Utilities	2,164,628	–	2,164,628	–
Long-Term Fixed Income
Asset-Backed Securities	166,972,860	–	151,660,983	15,311,877
Basic Materials	9,038,528	–	9,038,528	–
Capital Goods	9,070,876	–	9,070,876	–
Collateralized Mortgage Obligations	56,446,905	–	56,446,905	–
Commercial Mortgage-Backed
Securities	55,113,379	–	55,113,379	–
Communications Services	22,419,383	–	22,419,383	–
Consumer Cyclical	26,549,362	–	26,549,362	–
Consumer Non-Cyclical	40,113,195	–	40,113,195	–
Energy	15,288,874	–	15,288,874	–
Financials	252,822,069	–	252,822,069	–
Foreign Government	59,344,120	–	59,344,120	–
MM-Other Note	3,001,890	–	3,001,890	–
Mortgage-Backed Securities	83,712,787	–	83,712,787	–
Technology	10,293,233	–	10,293,233	–
Transportation	10,677,304	–	10,677,304	–
U.S. Government and Agencies	177,490,716	–	177,490,716	–
Utilities	8,276,079	–	8,276,079	–
Preferred Stock
Financials	3,579,444	2,765,420	814,024	–
Utilities	2,469,492	–	2,469,492	–
Collateral Held for Securities Loaned	10,552,655	10,552,655	–	–
Short-Term Investments	74,442,080	71,942,463	2,499,617	–

Total	$1,157,155,956	$85,260,538	$1,056,583,541	$15,311,877

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,180	10,180	–	–

Total Asset Derivatives	$10,180	$10,180	$–	$–

Liability Derivatives
Futures Contracts	2,616,321	2,616,321	–	–

Total Liability Derivatives	$2,616,321	$2,616,321	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio.

Investments in Securities	Value December 31, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2013
Preferred Stock
Financials	2,388,964	278,905	236,026	–	(2,903,895)	–	–	–
Long-Term Fixed Income
Asset-Backed Securities	13,726,758	(11,911)	(756,174)	4,199,921	(1,846,717)	–	–	15,311,877
Financials	5,781,600	548,900	(281,600)	–	(6,048,900)	–	–	–
Transportation	3,030,000	80,169	(30,000)	–	(3,080,169)	–	–	–

Total	$24,927,322	$896,063	($831,749)	$4,199,921	($13,879,681)	$–	$–	$15,311,877

* Includes the change in net unrealized appreciation/(depreciation) on Level 3 securities held on September 30, 2013 of ($867,896).

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Level 3 securities are lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(1,360)	December 2013	($162,590,230)	($164,623,756)	($2,033,526)
10-Yr. U.S. Treasury Bond Futures	(250)	December 2013	(31,014,863)	(31,597,658)	(582,795)
30-Yr. U.S. Treasury Bond Futures	5	December 2013	656,695	666,875	10,180
Total Futures Contracts					($2,606,141)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
High Yield Fund	$18,329,255	$–	$18,009,522	–	$–	$666,882
Cash Management Trust- Collateral Investment	10,526,150	131,881,775	131,855,270	10,552,655	10,552,655	26,882
Cash Management Trust- Short Term Investment	48,536,050	327,865,731	304,459,317	71,942,463	71,942,463	33,800
Total Value and Income Earned	77,391,455				82,495,118	727,564

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

Money Market Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (23.7%)[a]	Value
	Dealers Capital Access Trust, Inc.
$1,385,000	0.360%, 10/10/2013[b]	$1,384,875
1,450,000	0.240%, 10/11/2013[b]	1,449,903
780,000	0.340%, 12/3/2013[b]	779,536
	Golden Funding Corporation
1,000,000	0.100%, 10/3/2013[b]	999,995
1,410,000	0.200%, 10/21/2013[b]	1,409,843
1,420,000	0.200%, 12/19/2013[b]	1,419,377
	Kells Funding, LLC
1,380,000	0.210%, 10/16/2013[b,c]	1,379,879
1,410,000	0.140%, 10/22/2013[b,c]	1,409,885
	Liberty Street Funding, LLC
4,000,000	0.050%, 10/1/2013[b,c]	4,000,000
	Nieuw Amsterdam Receivables
1,410,000	0.150%, 10/25/2013[b,c]	1,409,859
1,400,000	0.160%, 11/18/2013[b,c]	1,399,701
1,400,000	0.200%, 1/8/2014[b,c]	1,399,230
	Old Line Funding, LLC
1,430,000	0.230%, 10/15/2013[b,c]	1,429,872
1,410,000	0.190%, 11/14/2013[b,c]	1,409,673
1,420,000	0.220%, 12/30/2013[b,c]	1,419,219
1,360,000	0.222%, 3/10/2014[b,c]	1,360,000
	Starbird Funding Corporation
7,000,000	0.050%, 10/1/2013[b,c]	7,000,000
	Sydney Capital Corporation
1,420,000	0.230%, 12/12/2013[b,c]	1,419,347
1,415,000	0.250%, 12/20/2013[b,c]	1,414,214
	Thunder Bay Funding, LLC
1,410,000	0.190%, 11/21/2013[b,c]	1,409,913

	Total	35,304,321

Principal Amount	Certificate of Deposit (6.9%)[a]	Value
	Bank of Montreal Chicago
1,370,000	0.445%, 7/24/2014[d]	1,371,756
	JPMorgan Chase Company
1,000,000	0.280%, 11/26/2013	1,000,217
	Rabobank Nederland
1,360,000	0.299%, 4/29/2014[d]	1,360,112
1,140,000	0.309%, 7/10/2014[d]	1,140,000
	Royal Bank of Canada
1,350,000	0.300%, 2/28/2014[d]	1,350,000
	Toronto-Dominion Bank NY
1,400,000	0.266%, 10/21/2013[d]	1,400,000
	Wells Fargo Bank NA
1,400,000	0.180%, 12/11/2013	1,400,000
1,400,000	0.246%, 4/17/2014[d]	1,400,000

	Total	10,422,085

Principal Amount	Financial Company Commercial Paper (10.0%)[a]	Value
	AllianceBernstein, LP
2,500,000	0.180%, 10/4/2013[c]	2,499,963
	BNP Paribas Finance, Inc.
2,895,000	0.070%, 10/1/2013	2,895,000
	KFW
3,500,000	0.040%, 10/1/2013[c]	3,500,000
1,410,000	0.110%, 10/21/2013[c]	1,409,914
1,000,000	0.140%, 11/22/2013[c]	999,798
	Skandinaviska Enskilda Banken AB
1,150,000	0.250%, 11/12/2013[c]	1,149,665
1,380,000	0.304%, 9/16/2014[d]	1,380,000

Principal Amount	Financial Company Commercial Paper (10.0%)[a]	Value
	US Bank NA
$721,000	0.200%, 12/23/2013	$720,668

	Total	14,555,008

Principal Amount	Government Agency Debt (20.5%)[a]	Value
	Federal Home Loan Bank
1,420,000	0.150%, 12/20/2013[d]	1,419,905
1,420,000	0.170%, 2/24/2014[d]	1,420,000
1,050,000	0.210%, 2/28/2014[d]	1,050,174
1,385,000	0.683%, 4/8/2014[d]	1,388,196
1,410,000	0.210%, 6/4/2014[d]	1,410,674
	Federal National Mortgage Association
850,000	0.320%, 10/28/2013[d]	849,994
1,410,000	0.160%, 6/20/2014[d]	1,409,794
1,410,000	0.350%, 8/25/2014[d]	1,411,799
	Overseas Private Investment Corporation
1,293,102	0.130%, 10/2/2013[d]	1,293,102
1,840,000	0.130%, 10/7/2013[d]	1,840,000
2,300,000	0.130%, 10/7/2013[d]	2,300,000
1,410,000	0.130%, 10/7/2013[d]	1,410,000
1,420,000	0.130%, 10/7/2013[d]	1,420,000
3,715,000	0.531%, 12/9/2013	3,730,949
1,308,420	0.294%, 4/15/2014	1,767,131
3,000,000	0.400%, 5/2/2014	3,004,991
2,270,000	0.400%, 5/2/2014	2,273,777
1,000,000	0.176%, 9/7/2014	1,000,319

	Total	30,400,805

Shares	Investment Company (7.0%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.020%	15,000
	BlackRock Cash Funds
6,533,000	0.090%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
670,000	0.060%	670,000
	DWS Money Market Series
3,150,037	0.050%	3,150,037

	Total	10,368,037

Principal Amount	Other Commercial Paper (5.4%)[a]	Value
	BHP Billiton Finance USA, Ltd.
1,380,000	0.130%, 12/17/2013[c]	1,379,616
	Caisse des Depots et Consignations
1,380,000	0.200%, 10/11/2013[c]	1,379,923
1,420,000	0.180%, 1/29/2014[c]	1,419,148
	Reckitt Benckiser Treasury Services plc
920,000	0.220%, 3/18/2014[c]	919,056
1,420,000	0.350%, 9/12/2014[c]	1,415,223

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

Money Market Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Other Commercial Paper (5.4%)[a]	Value
	Society of New York Hospital Fund
$1,420,000	0.150%, 10/1/2013	$1,420,000

	Total	7,932,966

Principal Amount	Other Note (21.6%)[a]	Value
	Bank of Montreal
1,218,000	1.750%, 4/29/2014	1,227,996
	Bank of New York Mellon Corporation
1,400,000	0.545%, 1/31/2014[d]	1,401,491
1,875,000	0.534%, 7/28/2014[d]	1,879,297
	BHP Billiton Finance USA, Ltd.
1,200,000	6.750%, 11/1/2013	1,206,396
900,000	0.533%, 2/18/2014[d]	900,993
	General Electric Capital Corporation
1,400,000	1.121%, 1/7/2014[b,d]	1,403,253
860,000	0.383%, 3/20/2014[b,d]	860,479
1,400,000	0.901%, 4/7/2014[b,d]	1,404,681
	John Deere Capital Corporation
1,150,000	0.371%, 10/8/2014[d]	1,151,020
	KFW
800,000	0.448%, 1/17/2014[d]	800,579
	Nordea Bank AB
900,000	1.750%, 10/4/2013	900,109
1,420,000	1.750%, 10/4/2013[c]	1,420,168
825,000	2.125%, 1/14/2014[c]	829,103
	Novartis Capital Corporation
1,400,000	4.125%, 2/10/2014	1,418,757
	Novartis Finance Corporation
4,000,000	0.050%, 10/3/2013[c]	3,999,989
	Royal Bank of Canada
1,400,000	0.373%, 7/3/2014[d]	1,400,000
700,000	0.222%, 10/7/2014[c,d]	700,000
	SSIF Nevada, LP
1,400,000	0.968%, 4/14/2014[c,d]	1,404,821
	Target Corporation
708,000	0.436%, 7/18/2014[d]	709,298
	Total Capital Canada, Ltd.
1,440,000	0.648%, 1/17/2014[d]	1,441,804
1,380,000	1.625%, 1/28/2014	1,386,332
	United Technologies Corporation
750,000	0.530%, 12/2/2013[d]	750,392
	Wells Fargo Bank NA
1,370,000	0.304%, 7/14/2014[d]	1,370,000
	Westpac Banking Corporation
700,000	0.988%, 12/9/2013[d]	700,996
1,110,000	1.192%, 2/24/2014[c,d]	1,114,094

	Total	31,782,048

Principal Amount	Variable Rate Demand Note (3.4%)[a]	Value
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.080%, 10/1/2013[d]	1,600,000

Principal Amount	Variable Rate Demand Note (3.4%)[a]	Value
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.070%, 10/7/2013[d]	$1,940,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
1,520,000	0.080%, 10/1/2013[d]	1,520,000

	Total	5,060,000

	Total Investments (at amortized cost) 98.5%	$145,825,270

	Other Assets and Liabilities, Net 1.5%	2,170,722

	Total Net Assets 100.0%	$147,995,992

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $53,401,273 or 36.1% of total net assets.

d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

Cost for federal income tax purposes	$145,825,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

Money Market Portfolio

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	35,304,321	–	35,304,321	–
Certificate of Deposit	10,422,085	–	10,422,085	–
Financial Company Commercial Paper	14,555,008	–	14,555,008	–
Government Agency Debt	30,400,805	–	30,400,805	–
Investment Company	10,368,037	10,368,037	–	–
Other Commercial Paper	7,932,966	–	7,932,966	–
Other Note	31,782,048	–	31,782,048	–
Variable Rate Demand Note	5,060,000	–	5,060,000	–

Total	$145,825,270	$10,368,037	$135,457,233	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser, which has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review, among other things, price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

223

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. The swap contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. A seller of protection profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding. However, the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the underlying issuer or reference entity. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain

224

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolios’ Schedules of Investments for additional information.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

(U) Unfunded Loan Commitment – The following Portfolio entered into a loan commitment with Dell, Inc. on March 4, 2013. Maturity of the loan (close date) will be no later than November 6, 2013. Our commitment will be allocated 61.538461538% to the 1st lien facility and 38.461538462% to the 2nd lien facility. The Coupon rate will be 3 month LIBOR (1% floor) plus spread; spread is initially 4.00% for the 1st lien commitment and 5.25% for the 2nd lien commitment, both increasing by 0.50% every 3 months. As of the close date the Portfolio will receive a fee of 0.50%.

Portfolio	Unfunded Commitment
High Yield	$8,500,000

The following Portfolio entered into a loan commitment with Tenet Healthcare Corporation on July 24, 2013. Maturity of the loan (close date) will be no later than February 28, 2014. The Coupon rate will be 3 month LIBOR plus spread; spread is initially 6.00% increasing by 0.50% every 3 months, not to exceed 9.00%. As of the close date the Fund will receive a commitment fee amount at a minimum of 0.25%.

Portfolio	Unfunded Commitment
High Yield	$7,900,000

The following Portfolio entered into a loan commitment with Community Health Systems, Inc. on September 11, 2013. The commitment has both a secured and unsecured part to it, for both the maturity of the initial loan will be a maximum of 12 months from the closing date. For the secured commitment the first three-month period the coupon rate will be 3 month LIBOR plus 5.00%, than increase in spread of 0.50% every three-month period thereafter up to 1 year. After 1 year the loan automatically converts into secured extended term loans that mature 7 years and 6 months after the closing date and has a coupon of 7.00%. For the unsecured commitment the first three-month period the coupon rate will be 3 month LIBOR plus 6.50%, than increase in spread of 0.50% every three-month period thereafter up to 1 year. After 1 year the loan automatically converts into unsecured extended term loans that mature 8 years after the closing date and has a coupon of 8.50%.

Portfolio	Unfunded Commitment
High Yield	$13,193,973.80

225

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2013	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 27, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer